UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number _____811- 21261__________
Rydex ETF Trust
(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard Goldman
Rydex ETF Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: October 31
Date of reporting period: October 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

October 31, 2011
RYDEX ETF TRUST ANNUAL REPORT

RYDEX S&P 500 EQUAL WEIGHT ETF

RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

RYDEX MSCI EAFE EQUAL WEIGHT ETF

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

RYDEX MSCI ACWI EQUAL WEIGHT ETF

RYDEX S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

RYDEX S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF

RYDEX S&P 500 EQUAL WEIGHT ENERGY ETF

RYDEX S&P 500 EQUAL WEIGHT FINANCIALS ETF

RYDEX S&P 500 EQUAL WEIGHT HEALTH CARE ETF

RYDEX S&P 500 EQUAL WEIGHT INDUSTRIALS ETF

RYDEX S&P 500 EQUAL WEIGHT MATERIALS ETF

RYDEX S&P 500 EQUAL WEIGHT TECHNOLOGY ETF

RYDEX S&P 500 EQUAL WEIGHT UTILITIES ETF

ANNUAL REPORT      1

LETTER TO OUR SHAREHOLDERS	2

FEES AND EXPENSES	4

PREMIUM AND DISCOUNT INFORMATION	6

MANAGER’S ANALYSIS	11

PORTFOLIO SUMMARY	12

SCHEDULES OF INVESTMENTS	54

STATEMENTS OF ASSETS AND LIABILITIES	139

STATEMENTS OF OPERATIONS	144

STATEMENTS OF CHANGES IN NET ASSETS	149

FINANCIAL HIGHLIGHTS	158

NOTES TO FINANCIAL STATEMENTS	176

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	187

SUPPLEMENTAL INFORMATION	188

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	192

RYDEX|SGI PRIVACY POLICIES	195

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

The U.S. and European debt crises weighed down equity markets in the fall of 2011, but not enough to offset strong performance in the first half of the period that was spurred by the Fed’s quantitative easing (QE) program and a belief that the economic recovery was gaining traction. The broad market S&P 500 Index returned 8.09% over the 12 months ended October 31, 2011.

To achieve that performance, investors had to shrug off natural disasters, Mid East uprisings, volatile oil prices and sovereign debt issues. QEII ended in June, then Congress wrangled over the debt ceiling, and that led to the U.S. losing its triple-A debt rating in August.

As with many countries, the central bank of the U.S. was a major factor in the markets for most of the past year. Late in the third quarter, the Fed chairman said the “recovery is close to faltering,” and there was a risk of another recession unless the government took steps to increase growth. Recessionary fears plagued U.S. markets throughout the past 12 months, driven by weak housing demand despite record-low mortgage rates, consumer confidence that has ebbed for several months and job creation insufficient to keep up with population growth.

Recession was also a threat in Europe, as high unemployment and austerity measures weigh on weaker members of the euro zone, with a knock-on effect for the continent’s growth engines of Germany and France. A rising number of investors are bracing for an orderly default of Greece that may prevent financial problems from spreading to other weak countries or to banks, and stabilize the euro. Even though they were not at the eye of the sovereign debt storm, many emerging market economies also began weakening over the summer, fearing global recession and financial contagion. Investors are especially concerned about the stability of China’s banking system and whether inflation will ebb along with slowing growth.

While the market forces play out, many investors have been driven to the sidelines or to safe havens, including gold, which reached a high of near $1,900 an ounce in August, and the dollar. Further upward moves in the dollar are expected if the world economy continues to sputter. Sluggish economic data, concern over European financial weakness and the Fed’s policy efforts also drove investors into U.S. government debt over the course of 2011, driving up the price of debt maturing in 10 years or more, leading to historic low yields.

As we prepare for 2012, markets continue to be affected by consumer confidence, which remains low, and the unemployment rate, which remains high. Helping matters is lower inflation expectations, good retail sales, sound corporate balance sheets and manufacturing gauges that are improving, albeit slightly. The Fed remains accommodative and the Treasury yield curve is steep. A rebound in GDP to around 2% in the third quarter, fuel prices lower than in the spring and a stronger automotive sector may be enough to keep the U.S. recovery on course, even if modest, and counterbalance difficulties in Europe and Asia.

We are proud of the growth of ETF assets at RydexïSGI, from $3.6 billion to $5.2 billion (about 44%) over the 12 months ended October 31, 2011, despite troubled markets. According to the Investment Company Institute (ICI), assets in ETFs in the U.S. were more than $1 trillion1 in October, up about 14% from the year earlier. There are now more than 1,000 ETFs in the U.S., 8 of them launched by RydexïSGI in the past 12 months.

In September, Guggenheim Partners announced it is expanding its investment management capabilities under a single brand called Guggenheim Investments. This marks an alignment of several complementary acquisitions, including RydexïSGI, into Guggenheim’s existing investment management business. Upon the change of ownership of RydexïSGI, expected to be complete in Q1 2012, Guggenheim Investments will have total assets exceeding $115 billion*, with nearly 150 investment professionals. Guggenheim Investments will offer clients investment competencies across all major asset classes, including fixed income, equities and alternatives. In addition, with the integration of RydexïSGI, Guggenheim Investments is projected to be included in the top ten of largest ETF providers globally**.

  1  ICI Exchange Traded Fund Assets, October 2011.
 *  Asset figure is based upon the best available information as of 9/30/2011 and consists of assets under management and serviced assets of the various asset managers comprising Guggenheim Investments.
 ** Figures are comprised of Guggenheim Funds Investment Advisors, LLC, Claymore Investment, Inc. and Security Investors, LLC. ETF ranking based on BlackRock Global ETF report as of 9/30/2011 and Guggenheim analysis. Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      3

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Michael Byrum

The opinions and forecasts expressed are those of Michael Byrum as of 10/31/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

S&P 500® Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

RydexSGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

FEES AND EXPENSES

Shareholder Expense Example
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2011 and held for the six months ended October 31, 2011.

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
		Account	Account	Paid During
	Expense	Value	Value	Six-Month Period*
	Ratio	04/30/11	10/31/11	04/30/11 to 10/31/11

Actual
Rydex S&P 500 Equal Weight ETF	0.40%	$1,000.00	$905.80	$1.92
Rydex S&P MidCap 400 Equal Weight ETF**	0.40%	$1,000.00	$951.90	$0.97
Rydex S&P SmallCap 600 Equal Weight ETF**	0.40%	$1,000.00	$947.00	$0.97
Rydex Russell MidCap® Equal Weight ETF	0.41%	$1,000.00	$897.10	$1.96
Rydex Russell 1000® Equal Weight ETF	0.41%	$1,000.00	$904.30	$1.97
Rydex Russell 2000® Equal Weight ETF	0.41%	$1,000.00	$857.50	$1.92
Rydex MSCI EAFE Equal Weight ETF	0.56%	$1,000.00	$850.00	$2.61
Rydex MSCI Emerging Markets Equal Weight ETF	0.63%	$1,000.00	$814.10	$2.88
Rydex MSCI ACWI Equal Weight ETF	0.15%	$1,000.00	$845.90	$0.70
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	0.50%	$1,000.00	$955.10	$2.46
Rydex S&P 500 Equal Weight Consumer Staples ETF	0.50%	$1,000.00	$977.20	$2.49
Rydex S&P 500 Equal Weight Energy ETF	0.50%	$1,000.00	$856.70	$2.34
Rydex S&P 500 Equal Weight Financials ETF	0.50%	$1,000.00	$837.00	$2.32
Rydex S&P 500 Equal Weight Health Care ETF	0.50%	$1,000.00	$923.90	$2.42
Rydex S&P 500 Equal Weight Industrials ETF	0.50%	$1,000.00	$879.70	$2.37
Rydex S&P 500 Equal Weight Materials ETF	0.50%	$1,000.00	$839.80	$2.32
Rydex S&P 500 Equal Weight Technology ETF	0.50%	$1,000.00	$888.60	$2.38
Rydex S&P 500 Equal Weight Utilities ETF	0.50%	$1,000.00	$1,009.70	$2.53

ANNUAL REPORT      5

FEES AND EXPENSES (concluded)

		Beginning	Ending	Expenses
		Account	Account	Paid During
	Expense	Value	Value	Six-Month Period*
	Ratio	04/30/11	10/31/11	04/30/11 to 10/31/11

Hypothetical (assuming a 5% return before expenses)
Rydex S&P 500 Equal Weight ETF	0.40%	$1,000.00	$1,023.19	$2.04
Rydex S&P MidCap 400 Equal Weight ETF	0.40%	$1,000.00	$1,023.19	$2.04
Rydex S&P SmallCap 600 Equal Weight ETF	0.40%	$1,000.00	$1,023.19	$2.04
Rydex Russell MidCap® Equal Weight ETF	0.41%	$1,000.00	$1,023.14	$2.09
Rydex Russell 1000® Equal Weight ETF	0.41%	$1,000.00	$1,023.14	$2.09
Rydex Russell 2000® Equal Weight ETF	0.41%	$1,000.00	$1,023.14	$2.09
Rydex MSCI EAFE Equal Weight ETF	0.56%	$1,000.00	$1,022.38	$2.85
Rydex MSCI Emerging Markets Equal Weight ETF	0.63%	$1,000.00	$1,022.03	$3.21
Rydex MSCI ACWI Equal Weight ETF	0.15%	$1,000.00	$1,024.45	$0.77
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	0.50%	$1,000.00	$1,022.68	$2.55
Rydex S&P 500 Equal Weight Consumer Staples ETF	0.50%	$1,000.00	$1,022.68	$2.55
Rydex S&P 500 Equal Weight Energy ETF	0.50%	$1,000.00	$1,022.68	$2.55
Rydex S&P 500 Equal Weight Financials ETF	0.50%	$1,000.00	$1,022.68	$2.55
Rydex S&P 500 Equal Weight Health Care ETF	0.50%	$1,000.00	$1,022.68	$2.55
Rydex S&P 500 Equal Weight Industrials ETF	0.50%	$1,000.00	$1,022.68	$2.55
Rydex S&P 500 Equal Weight Materials ETF	0.50%	$1,000.00	$1,022.68	$2.55
Rydex S&P 500 Equal Weight Technology ETF	0.50%	$1,000.00	$1,022.68	$2.55
Rydex S&P 500 Equal Weight Utilities ETF	0.50%	$1,000.00	$1,022.68	$2.55

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

**	The Fund commenced operations on August 1, 2011. Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 91/365 (to reflect one-half year period).

PREMIUM AND DISCOUNT INFORMATION (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund’s Net Asset Value per share (“NAV”). The NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to October 31, 2011.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

ANNUAL REPORT      7

PREMIUM AND DISCOUNT INFORMATION (Unaudited) (continued)

	Number of Days

		Rydex	Rydex	Rydex
	Rydex	S&P MidCap	S&P SmallCap	Russell MidCap®
	S&P 500 Equal	400 Equal	600 Equal	Equal
Premium/Discount Range	Weight ETF	Weight ETF	Weight ETF	Weight ETF

Greater than 30%	0	0	0	0
Between 10.01% and 30%	0	2	1	0
Between 8.01% and 10%	1	0	2	0
Between 3.01% and 8%	0	8	9	0
Between 1.01% and 3%	3	9	6	2
Between .51% and 1%	7	3	5	12
Between .26% and .5%	27	4	1	16
Between 0% and .25%	1,093	33	34	238
Between -0.01% and -0.25%	1,003	4	0	45
Between -0.26% and -0.5%	26	4	5	10
Between -0.51% and -1%	8	7	3	5
Between -1.01% and -3%	4	7	9	4
Between -3.01% and -8%	0	11	17	1
Between -8.01% and -10%	0	0	0	0
Between -10.01% and -30%	0	0	0	0
Less than -30%	0	0	0	0

Total	2,172	92	92	333

	Percentage of Total Days

		Rydex	Rydex	Rydex
	Rydex	S&P MidCap	S&P SmallCap	Russell MidCap®
	S&P 500 Equal	400 Equal	600 Equal	Equal
Premium/Discount Range	Weight ETF	Weight ETF	Weight ETF	Weight ETF

Greater than 30%	0.00%	0.00%	0.00%	0.00%
Between 10.01% and 30%	0.00%	2.17%	1.09%	0.00%
Between 8.01% and 10%	0.05%	0.00%	2.17%	0.00%
Between 3.01% and 8%	0.00%	8.70%	9.78%	0.00%
Between 1.01% and 3%	0.14%	9.78%	6.52%	0.60%
Between .51% and 1%	0.32%	3.26%	5.44%	3.60%
Between .26% and .5%	1.24%	4.35%	1.09%	4.81%
Between 0% and .25%	50.32%	35.86%	36.96%	71.47%
Between -0.01% and -0.25%	46.18%	4.35%	0.00%	13.52%
Between -0.26% and -0.5%	1.20%	4.35%	5.43%	3.00%
Between -0.51% and -1%	0.37%	7.61%	3.26%	1.50%
Between -1.01% and -3%	0.18%	7.61%	9.78%	1.20%
Between -3.01% and -8%	0.00%	11.96%	18.48%	0.30%
Between -8.01% and -10%	0.00%	0.00%	0.00%	0.00%
Between -10.01% and -30%	0.00%	0.00%	0.00%	0.00%
Less than -30%	0.00%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	100.00%	100.00%

PREMIUM AND DISCOUNT INFORMATION (Unaudited) (continued)

	Number of Days

	Rydex	Rydex	Rydex	Rydex	Rydex
	Russell 1000®	Russell 2000®	MSCI EAFE	MSCI Emerging	MSCI ACWI
	Equal	Equal	Equal	Markets Equal	Equal
Premium/Discount Range	Weight ETF	Weight ETF	Weight ETF	Weight ETF	Weight ETF

Greater than 30%	0	0	0	0	0
Between 10.01% and 30%	0	0	0	0	0
Between 8.01% and 10%	0	0	0	0	0
Between 3.01% and 8%	0	1	1	8	2
Between 1.01% and 3%	4	9	32	82	46
Between .51% and 1%	6	21	34	60	71
Between .26% and .5%	21	30	29	25	19
Between 0% and .25%	213	182	144	129	108
Between -0.01% and -0.25%	45	46	37	11	7
Between -0.26% and -0.5%	19	23	24	4	4
Between -0.51% and -1%	18	10	19	8	14
Between -1.01% and -3%	6	9	13	5	22
Between -3.01% and -8%	1	2	0	1	5
Between -8.01% and -10%	0	0	0	0	0
Between -10.01% and -30%	0	0	0	0	0
Less than -30%	0	0	0	0	0

Total	333	333	333	333	298

	Percentage of Total Days

	Rydex	Rydex	Rydex	Rydex	Rydex
	Russell 1000®	Russell 2000®	MSCI EAFE	MSCI Emerging	MSCI ACWI
	Equal	Equal	Equal	Markets Equal	Equal
Premium/Discount Range	Weight ETF	Weight ETF	Weight ETF	Weight ETF	Weight ETF

Greater than 30%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 10.01% and 30%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 8.01% and 10%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 3.01% and 8%	0.00%	0.30%	0.30%	2.40%	0.67%
Between 1.01% and 3%	1.20%	2.70%	9.61%	24.63%	15.43%
Between .51% and 1%	1.80%	6.31%	10.21%	18.02%	23.83%
Between .26% and .5%	6.31%	9.01%	8.71%	7.51%	6.38%
Between 0% and .25%	63.96%	54.66%	43.24%	38.74%	36.24%
Between -0.01% and -0.25%	13.51%	13.81%	11.11%	3.30%	2.35%
Between -0.26% and -0.5%	5.71%	6.91%	7.21%	1.20%	1.34%
Between -0.51% and -1%	5.41%	3.00%	5.71%	2.40%	4.70%
Between -1.01% and -3%	1.80%	2.70%	3.90%	1.50%	7.38%
Between -3.01% and -8%	0.30%	0.60%	0.00%	0.30%	1.68%
Between -8.01% and -10%	0.00%	0.00%	0.00%	0.00%	0.00%
Between -10.01% and -30%	0.00%	0.00%	0.00%	0.00%	0.00%
Less than -30%	0.00%	0.00%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	100.00%	100.00%	100.00%

ANNUAL REPORT      9

PREMIUM AND DISCOUNT INFORMATION (Unaudited) (continued)

	Number of Days

	Rydex	Rydex	Rydex	Rydex	Rydex
	S&P 500 Equal	S&P 500 Equal	S&P 500	S&P 500	S&P 500 Equal
	Weight Consumer	Weight Consumer	Equal Weight	Equal Weight	Weight Health
Premium/Discount Range	Discretionary ETF	Staples ETF	Energy ETF	Financials ETF	Care ETF

Greater than 30%	0	0	0	0	0
Between 10.01% and 30%	0	0	0	1	0
Between 8.01% and 10%	1	0	0	0	0
Between 3.01% and 8%	9	0	7	14	0
Between 1.01% and 3%	28	26	33	64	7
Between .51% and 1%	45	48	71	66	33
Between .26% and .5%	62	79	85	86	77
Between 0% and .25%	593	596	523	479	635
Between -0.01% and -0.25%	603	576	551	547	651
Between -0.26% and -0.5%	100	116	118	100	85
Between -0.51% and -1%	63	77	86	92	43
Between -1.01% and -3%	26	23	54	73	10
Between -3.01% and -8%	10	0	13	17	0
Between -8.01% and -10%	1	0	0	1	0
Between -10.01% and -30%	0	0	0	1	0
Less than -30%	0	0	0	0	0

Total	1,541	1,541	1,541	1,541	1,541

	Percentage of Total Days

	Rydex	Rydex	Rydex	Rydex	Rydex
	S&P 500 Equal	S&P 500 Equal	S&P 500	S&P 500	S&P 500 Equal
	Weight Consumer	Weight Consumer	Equal Weight	Equal Weight	Weight Health
Premium/Discount Range	Discretionary ETF	Staples ETF	Energy ETF	Financials ETF	Care ETF

Greater than 30%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 10.01% and 30%	0.00%	0.00%	0.00%	0.07%	0.00%
Between 8.01% and 10%	0.07%	0.00%	0.00%	0.00%	0.00%
Between 3.01% and 8%	0.58%	0.00%	0.45%	0.91%	0.00%
Between 1.01% and 3%	1.82%	1.69%	2.14%	4.15%	0.45%
Between .51% and 1%	2.92%	3.11%	4.61%	4.28%	2.14%
Between .26% and .5%	4.02%	5.13%	5.52%	5.58%	5.00%
Between 0% and .25%	38.48%	38.67%	33.94%	31.08%	41.21%
Between -0.01% and -0.25%	39.13%	37.38%	35.76%	35.50%	42.24%
Between -0.26% and -0.5%	6.49%	7.53%	7.66%	6.49%	5.52%
Between -0.51% and -1%	4.09%	5.00%	5.58%	5.97%	2.79%
Between -1.01% and -3%	1.69%	1.49%	3.50%	4.74%	0.65%
Between -3.01% and -8%	0.65%	0.00%	0.84%	1.10%	0.00%
Between -8.01% and -10%	0.06%	0.00%	0.00%	0.07%	0.00%
Between -10.01% and -30%	0.00%	0.00%	0.00%	0.06%	0.00%
Less than -30%	0.00%	0.00%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	100.00%	100.00%	100.00%

PREMIUM AND DISCOUNT INFORMATION (Unaudited) (concluded)

	Number of Days

	Rydex	Rydex	Rydex	Rydex
	S&P 500	S&P 500	S&P 500	S&P 500
	Equal Weight	Equal Weight	Equal Weight	Equal Weight
Premium/Discount Range	Industrials ETF	Materials ETF	Technology ETF	Utilities ETF

Greater than 30%	0	0	0	0
Between 10.01% and 30%	0	0	0	0
Between 8.01% and 10%	0	0	0	0
Between 3.01% and 8%	6	3	6	2
Between 1.01% and 3%	54	43	28	40
Between .51% and 1%	57	49	40	51
Between .26% and .5%	95	66	60	93
Between 0% and .25%	530	584	641	557
Between -0.01% and -0.25%	555	595	584	570
Between -0.26% and -0.5%	105	90	84	107
Between -0.51% and -1%	89	58	59	84
Between -1.01% and -3%	47	46	37	31
Between -3.01% and -8%	3	7	2	6
Between -8.01% and -10%	0	0	0	0
Between -10.01% and -30%	0	0	0	0
Less than -30%	0	0	0	0

Total	1,541	1,541	1,541	1,541

	Percentage of Total Days

	Rydex	Rydex	Rydex	Rydex
	S&P 500	S&P 500	S&P 500	S&P 500
	Equal Weight	Equal Weight	Equal Weight	Equal Weight
Premium/Discount Range	Industrials ETF	Materials ETF	Technology ETF	Utilities ETF

Greater than 30%	0.00%	0.00%	0.00%	0.00%
Between 10.01% and 30%	0.00%	0.00%	0.00%	0.00%
Between 8.01% and 10%	0.00%	0.00%	0.00%	0.00%
Between 3.01% and 8%	0.39%	0.20%	0.39%	0.13%
Between 1.01% and 3%	3.50%	2.79%	1.82%	2.60%
Between .51% and 1%	3.70%	3.18%	2.60%	3.31%
Between .26% and .5%	6.17%	4.28%	3.89%	6.04%
Between 0% and .25%	34.39%	37.90%	41.59%	36.14%
Between -0.01% and -0.25%	36.02%	38.61%	37.90%	36.99%
Between -0.26% and -0.5%	6.81%	5.84%	5.45%	6.94%
Between -0.51% and -1%	5.78%	3.76%	3.83%	5.45%
Between -1.01% and -3%	3.05%	2.99%	2.40%	2.01%
Between -3.01% and -8%	0.19%	0.45%	0.13%	0.39%
Between -8.01% and -10%	0.00%	0.00%	0.00%	0.00%
Between -10.01% and -30%	0.00%	0.00%	0.00%	0.00%
Less than -30%	0.00%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	100.00%	100.00%

ANNUAL REPORT      11

RYDEX S&P 500 EQUAL WEIGHT ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex S&P 500 Equal Weight ETF (RSP) returned 8.12% for the one-year period ended October 31, 2011, compared with the benchmark S&P 500 Equal Weight Total Return Index* (8.60%). During the period, RSP achieved over 99% correlation to its benchmark on a daily basis. The Consumer Discretionary sector contributed most to performance, followed by Financials. The sector detracting the most from performance was Information Technology, followed by Materials.

Holdings that were top contributors to the Fund’s return included Cabot Oil & Gas Corp. and El Paso Corp, while Sprint Nextel Corp. and Hospira, Inc. were the largest detractors.

After strong performance for the first half of the fiscal year, the U.S. and European debt crises weighed down equity markets. However, the S&P 500 returned 8.09% over the past 12 months. Market volatility rose to its highest level of the period in August, when Congress was debating raising the debt ceiling and the U.S. lost its triple-A debt rating. Volatility remained elevated through the rest of the fiscal year. The Fund’s equal weighting methodology allowed it to purchase stocks that had underperformed and sell stocks that had outperformed between rebalance dates.

*The S&P 500 Equal Weight Total Return Index is an unmanaged equal-weighted version of the S&P 500 Total Return Index, which is an unmanaged capitalization-weighted index comprised of 500 common stocks (covering industrial, utility, transportation and financial companies in the U.S. markets — mostly NYSE Euronext issues), chosen by Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc. (“S&P”) on a statistical basis. Unlike the S&P 500 Index, in which each constituent stock’s weight is proportionate to its market value, each stock in the S&P 500 Equal Weight Total Return Index will be rebalanced quarterly to have the same target weighting as every other stock in the Index.

Cumulative Fund Performance: April 24, 2003 – October 31, 2011

		S&P 500
	Rydex S&P	Equal Weight	S&P 500
	500 Equal	Total Return	Total Return
	Weight ETF	Index	Index
4/24/2003	10000	10000	10000
4/30/2003	10114	10114	10063
5/31/2003	11091	11096	10594
6/30/2003	11170	11179	10729
7/31/2003	11457	11468	10918
8/31/2003	11960	11976	11131
9/30/2003	11754	11773	11013
10/31/2003	12575	12605	11636
11/30/2003	12841	12875	11738
12/31/2003	13500	13543	12353
1/31/2004	13821	13872	12580
2/29/2004	14096	14151	12755
3/31/2004	13999	14061	12563
4/30/2004	13643	13707	12365
5/31/2004	13893	13963	12535
6/30/2004	14316	14394	12779
7/31/2004	13684	13761	12356
8/31/2004	13663	13732	12406
9/30/2004	14019	14099	12540
10/31/2004	14348	14437	12732
11/30/2004	15176	15277	13247
12/31/2004	15726	15839	13698
1/31/2005	15254	15367	13364
2/28/2005	15576	15693	13645
3/31/2005	15370	15491	13404
4/30/2005	14897	15012	13149
5/31/2005	15567	15694	13568
6/30/2005	15785	15921	13587
7/31/2005	16577	16728	14092
8/31/2005	16395	16550	13964
9/30/2005	16529	16690	14077
10/31/2005	16112	16272	13842
11/30/2005	16811	16986	14366
12/31/2005	16933	17115	14371
1/31/2006	17620	17821	14751
2/28/2006	17653	17856	14791
3/31/2006	17971	18184	14975
4/30/2006	18155	18377	15176
5/31/2006	17628	17846	14740
6/30/2006	17581	17807	14760
7/31/2006	17320	17546	14851
8/31/2006	17803	18045	15204
9/30/2006	18255	18509	15596
10/31/2006	18918	19192	16104
11/30/2006	19391	19677	16410
12/31/2006	19526	19819	16640
1/31/2007	19979	20291	16892
2/28/2007	19905	20221	16562
3/31/2007	20056	20381	16747
4/30/2007	20919	21265	17489
5/31/2007	21600	21968	18099
6/30/2007	21209	21578	17798
7/31/2007	20247	20603	17246
8/31/2007	20276	20640	17505
9/30/2007	20781	21163	18160
10/31/2007	21043	21437	18448
11/30/2007	20033	20410	17677
12/31/2007	19740	20122	17555
1/31/2008	18872	19233	16502
2/29/2008	18230	18586	15966
3/31/2008	18031	18391	15897
4/30/2008	18970	19359	16671
5/31/2008	19460	19880	16887
6/30/2008	17552	17936	15463
7/31/2008	17459	17850	15333
8/31/2008	17964	18379	15555
9/30/2008	16077	16516	14169
10/31/2008	12680	13037	11789
11/30/2008	11459	11796	10943
12/31/2008	11765	12129	11060
1/31/2009	10834	11171	10128
2/28/2009	9611	9911	9049
3/31/2009	10611	10957	9842
4/30/2009	12556	13006	10784
5/31/2009	13347	13838	11387
6/30/2009	13230	13711	11410
7/31/2009	14444	14985	12273
8/31/2009	15247	15823	12716
9/30/2009	16053	16672	13190
10/31/2009	15494	16096	12945
11/30/2009	16320	16963	13722
12/31/2009	17063	17746	13987
1/31/2010	16523	17186	13484
2/28/2010	17219	17920	13901
3/31/2010	18421	19183	14740
4/30/2010	18928	19723	14973
5/31/2010	17533	18270	13777
6/30/2010	16450	17137	13056
7/31/2010	17641	18390	13971
8/31/2010	16798	17511	13340
9/30/2010	18508	19314	14531
10/31/2010	19163	20003	15083
11/30/2010	19329	20184	15085
12/31/2010	20701	21634	16094
1/31/2011	21152	22113	16475
2/28/2011	22007	23017	17039
3/31/2011	22178	23206	17046
4/30/2011	22872	23943	17551
5/31/2011	22745	23818	17352
6/30/2011	22323	23384	17063
7/31/2011	21524	22555	16716
8/31/2011	20152	21122	15808
9/30/2011	18339	19218	14697
10/31/2011	20718	21722	16303

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(04/24/03)

Rydex S&P 500 Equal Weight ETF	8.12%	17.79%	1.83%	8.92%
S&P 500 Equal Weight Total Return Index	8.60%	18.55%	2.51%	9.53%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	5.90%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX S&P 500 EQUAL WEIGHT ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

GOODRICH CORP.	0.26%
EL PASO CORP.	0.25%
GOODYEAR TIRE & RUBBER CO.(THE)	0.25%
HARMAN INTERNATIONAL INDUSTRIES, INC.	0.25%
AFLAC, INC.	0.24%
CITRIX SYSTEMS, INC.	0.24%
F5 NETWORKS, INC.	0.24%
SEARS HOLDINGS CORP.	0.24%
JUNIPER NETWORKS, INC.	0.23%
RED HAT, INC.	0.23%

Sector Allocations*

Financials	16.40
Consumer Discretionary	15.70
Information Technology	15.20
Industrials	12.20
Health Care	10.00
Energy	8.40
Consumer Staples	8.20
Utilities	6.50
Materials	6.00
Telecommunication Services	1.40

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      13

RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex S&P MidCap 400 Equal Weight ETF returned -4.81% for the partial-year period ended October 31, 2011, compared with the benchmark S&P MidCap 400 Equal Weight Total Return Index* (-4.71%). The ETF was launched August 1, 2011. The Utilities sector was the only sector contributing to return for the period. The sectors detracting the most from performance were Energy and Financials.

The S&P MidCap 400 Equal Weight Total Return Index performed in-line with the cap-weighted S&P MidCap 400 Total Return Index (-4.88%) during the partial-year period. Market volatility rose to its highest level of the past 12 months in August, when Congress was debating raising the debt ceiling and the U.S. lost its triple-A debt rating. Volatility remained elevated through the rest of the fiscal year.

*The S&P MidCap 400 Equal Weight Total Return Index is an unmanaged equal-weighted version of the S&P MidCap 400 Total Return Index, which is an unmanaged capitalization-weighted index that covers 7% of the U.S. equity market and measures the performance of the mid-cap segment of the U.S. equity universe. The S&P MidCap 400 Equal Weight Total Return Index generally represents medium-capitalization companies, has the same constituents as the capitalization-weighted S&P MidCap 400 Index, but each company in the equal weight index is allocated a fixed weight, and is rebalanced quarterly. Through equal weighting, the S&P MidCap 400 Equal Weight Total Return Index provides broad diversification. Diversification does not ensure a profit, nor eliminate the risk of investment losses.

Cumulative Fund Performance: August 1, 2011 – October 31, 2011

	Rydex S&P		S&P Midcap
	MidCap 400	S&P MidCap	400 Equal
	Equal Weight	400 Total	Weighted Total
	ETF	Return Index	Return Index
8/1/2011	10000	10000	10000
8/2/2011	9698	9702	9696
8/3/2011	9738	9747	9739
8/4/2011	9170	9176	9171
8/5/2011	9012	9019	9012
8/6/2011	9012	9019	9012
8/7/2011	9012	9019	9012
8/8/2011	8249	8275	8251
8/9/2011	8767	8804	8768
8/10/2011	8431	8510	8431
8/11/2011	8891	8963	8891
8/12/2011	8921	9004	8921
8/13/2011	8921	9004	8921
8/14/2011	8921	9004	8921
8/15/2011	9167	9248	9169
8/16/2011	9042	9117	9043
8/17/2011	8995	9069	8998
8/18/2011	8505	8570	8505
8/19/2011	8350	8417	8352
8/20/2011	8350	8417	8352
8/21/2011	8350	8417	8352
8/22/2011	8357	8425	8358
8/23/2011	8703	8774	8704
8/24/2011	8831	8898	8832
8/25/2011	8632	8701	8634
8/26/2011	8861	8932	8863
8/27/2011	8861	8932	8863
8/28/2011	8861	8932	8863
8/29/2011	9241	9283	9242
8/30/2011	9278	9324	9281
8/31/2011	9301	9353	9303
9/1/2011	9126	9199	9129
9/2/2011	8814	8905	8817
9/3/2011	8814	8905	8817
9/4/2011	8814	8905	8817
9/5/2011	8814	8905	8817
9/6/2011	8750	8848	8752
9/7/2011	9093	9180	9097
9/8/2011	8952	9056	8954
9/9/2011	8696	8803	8700
9/10/2011	8696	8803	8700
9/11/2011	8696	8803	8700
9/12/2011	8747	8852	8750
9/13/2011	8888	8987	8893
9/14/2011	9056	9148	9060
9/15/2011	9180	9268	9186
9/16/2011	9175	9265	9179
9/17/2011	9175	9265	9179
9/18/2011	9175	9265	9179
9/19/2011	9028	9140	9034
9/20/2011	8893	9021	8898
9/21/2011	8564	8711	8567
9/22/2011	8255	8393	8260
9/23/2011	8379	8499	8382
9/24/2011	8379	8499	8382
9/25/2011	8379	8499	8382
9/26/2011	8560	8665	8564
9/27/2011	8722	8813	8728
9/28/2011	8406	8520	8410
9/29/2011	8530	8608	8537
9/30/2011	8265	8363	8271
10/1/2011	8265	8363	8271
10/2/2011	8265	8363	8271
10/3/2011	7871	7975	7875
10/4/2011	8241	8304	8246
10/5/2011	8420	8478	8425
10/6/2011	8642	8694	8649
10/7/2011	8480	8556	8487
10/8/2011	8480	8556	8487
10/9/2011	8480	8556	8487
10/10/2011	8800	8860	8808
10/11/2011	8820	8865	8829
10/12/2011	8962	8993	8971
10/13/2011	8948	8999	8956
10/14/2011	9110	9165	9120
10/15/2011	9110	9165	9120
10/16/2011	9110	9165	9120
10/17/2011	8831	8899	8839
10/18/2011	9090	9130	9099
10/19/2011	8952	8984	8960
10/20/2011	8996	9024	9004
10/21/2011	9208	9224	9215
10/22/2011	9208	9224	9215
10/23/2011	9208	9224	9215
10/24/2011	9491	9492	9500
10/25/2011	9252	9261	9261
10/26/2011	9383	9375	9394
10/27/2011	9831	9780	9841
10/28/2011	9787	9755	9798
10/29/2011	9787	9755	9798
10/30/2011	9787	9755	9798
10/31/2011	9521	9512	9529

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

Since Inception
(08/01/11)

Rydex S&P MidCap 400 Equal Weight ETF	-4.81%
S&P MidCap 400 Equal Weight Total Return Index	-4.71%
S&P MidCap 400 Total Return Index	-4.88%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

HNI CORP.	0.32%
AMERIGROUP CORP.	0.31%
TIBCO SOFTWARE, INC.	0.31%
UNITED RENTALS, INC.	0.31%
AEROPOSTALE, INC.	0.30%
GREENHILL & CO., INC.	0.30%
INTERNATIONAL BANCSHARES CORP.	0.30%
MDC HOLDINGS, INC.	0.30%
NEUSTAR, INC. — CLASS A	0.30%
RYLAND GROUP, INC.	0.30%

Sector Allocations*

Financials	19.20
Industrials	17.40
Consumer Discretionary	16.50
Information Technology	16.30
Health Care	9.10
Materials	7.00
Energy	5.80
Utilities	5.20
Consumer Staples	2.90
Telecommunication Services	0.50
Other	0.10

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      15

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex S&P SmallCap 600 Equal Weight ETF returned -5.30% for the partial-year period ended October 31, 2011, compared with the benchmark S&P SmallCap 600 Equal Weight Total Return Index* (-5.19%). The ETF was launched August 1, 2011. The Utilities sector was the only sector contributing to return for the period. The sectors detracting the most from performance were Consumer Discretionary and Health Care.

The S&P SmallCap 600 Equal Weight Total Return Index underperformed the cap-weighted S&P SmallCap 600 Total Return Index (-4.15%) during the partial-year period. Market volatility rose to its highest level of the past 12 months in August, when Congress was debating raising the debt ceiling and the U.S. lost its triple-A debt rating. Volatility remained elevated through the rest of the fiscal year.

*The S&P SmallCap 600 Equal Weight Total Return Index is an unmanaged equal-weighted version of the S&P SmallCap 600 Total Return Index, which is an unmanaged capitalization-weighted index that covers 3% of the U.S. equity market and measures the performance of the small-cap segment of the U.S. equity universe. The S&P SmallCap 600 Equal Weight Total Return Index generally represents small-capitalization companies, has the same constituents as the capitalization-weighted S&P MidCap 400 Total Return Index, but each company in the equal weight index is allocated a fixed weight, and is rebalanced quarterly. Through equal weighting, the S&P MidCap 400 Equal Weight Total Return Index provides broad diversification. Diversification does not ensure a profit, nor eliminate the risk of investment losses.

Cumulative Fund Performance: August 1, 2011 – October 31, 2011

	Rydex S&P		S&P SmallCap
	SmallCap 600	S&P SmallCap	600 Equal
	Equal Weight	600 Total	Weighted Total
	ETF	Return Index	Return Index
8/1/2011	10000	10000	10000
8/2/2011	9698	9703	9697
8/3/2011	9776	9772	9776
8/4/2011	9256	9262	9256
8/5/2011	9112	9122	9111
8/6/2011	9112	9122	9111
8/7/2011	9112	9122	9111
8/8/2011	8325	8349	8325
8/9/2011	8851	8872	8850
8/10/2011	8362	8434	8361
8/11/2011	8791	8881	8792
8/12/2011	8797	8912	8797
8/13/2011	8797	8912	8797
8/14/2011	8797	8912	8797
8/15/2011	9045	9165	9046
8/16/2011	8878	9005	8878
8/17/2011	8861	8980	8861
8/18/2011	8355	8474	8356
8/19/2011	8221	8341	8221
8/20/2011	8221	8341	8221
8/21/2011	8221	8341	8221
8/22/2011	8224	8348	8225
8/23/2011	8643	8761	8644
8/24/2011	8757	8875	8757
8/25/2011	8516	8648	8516
8/26/2011	8710	8849	8712
8/27/2011	8710	8849	8712
8/28/2011	8710	8849	8712
8/29/2011	9139	9254	9141
8/30/2011	9179	9298	9180
8/31/2011	9159	9291	9161
9/1/2011	8941	9088	8942
9/2/2011	8593	8760	8595
9/3/2011	8593	8760	8595
9/4/2011	8593	8760	8595
9/5/2011	8593	8760	8595
9/6/2011	8580	8742	8581
9/7/2011	8945	9101	8946
9/8/2011	8747	8922	8748
9/9/2011	8492	8650	8495
9/10/2011	8492	8650	8495
9/11/2011	8492	8650	8495
9/12/2011	8566	8715	8568
9/13/2011	8710	8860	8712
9/14/2011	8884	9016	8888
9/15/2011	9005	9136	9008
9/16/2011	9009	9132	9011
9/17/2011	9009	9132	9011
9/18/2011	9009	9132	9011
9/19/2011	8828	8989	8832
9/20/2011	8654	8835	8657
9/21/2011	8312	8509	8316
9/22/2011	8084	8274	8088
9/23/2011	8205	8389	8210
9/24/2011	8205	8389	8210
9/25/2011	8205	8389	8210
9/26/2011	8396	8566	8400
9/27/2011	8587	8758	8593
9/28/2011	8231	8420	8237
9/29/2011	8402	8570	8409
9/30/2011	8174	8335	8179
10/1/2011	8174	8335	8179
10/2/2011	8174	8335	8179
10/3/2011	7725	7913	7730
10/4/2011	8302	8445	8308
10/5/2011	8396	8548	8404
10/6/2011	8590	8756	8598
10/7/2011	8352	8532	8359
10/8/2011	8352	8532	8359
10/9/2011	8352	8532	8359
10/10/2011	8715	8895	8724
10/11/2011	8775	8928	8783
10/12/2011	8949	9073	8957
10/13/2011	8909	9047	8918
10/14/2011	9083	9208	9094
10/15/2011	9083	9208	9094
10/16/2011	9083	9208	9094
10/17/2011	8768	8912	8778
10/18/2011	9047	9150	9056
10/19/2011	8855	8973	8865
10/20/2011	8886	9014	8894
10/21/2011	9090	9221	9100
10/22/2011	9090	9221	9100
10/23/2011	9090	9221	9100
10/24/2011	9399	9524	9409
10/25/2011	9094	9235	9101
10/26/2011	9285	9402	9294
10/27/2011	9808	9885	9818
10/28/2011	9738	9823	9747
10/29/2011	9738	9823	9747
10/30/2011	9738	9823	9747
10/31/2011	9469	9585	9481

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

Since Inception
(08/01/11)

Rydex S&P SmallCap 600 Equal Weight ETF	-5.30%
S&P SmallCap 600 Equal Weight Total Return Index	-5.19%
S&P SmallCap 600 Total Return Index	-4.15%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

MULTIMEDIA GAMES HOLDING CO.	0.24%
QUESTCOR PHARMACEUTICALS, INC.	0.24%
LIZ CLAIBORNE, INC.	0.23%
ON ASSIGNMENT, INC.	0.23%
STAMPS.COM, INC.	0.23%
TEKELEC	0.23%
HEALTHSPRING, INC.	0.22%
ALIGN TECHNOLOGY, INC.	0.21%
PINNACLE FINANCIAL PARTNERS, INC.	0.21%
SYNAPTICS, INC.	0.21%

Sector Allocations*

Information Technology	21.80
Consumer Discretionary	18.30
Financials	17.50
Industrials	15.10
Health Care	11.00
Materials	5.40
Consumer Staples	3.70
Energy	3.60
Utilities	2.50
Telecommunication Services	1.10

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      17

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex Russell MidCap® Equal Weight ETF (EWRM) returned 3.80% for the partial-year period ended October 31, 2011, compared with the benchmark Russell MidCap® Equal Weight Total Return Index* (4.12%). The cap-weighted Russell MidCap® Total Return Index returned 1.67%. The ETF was launched December 3, 2010. During the period, EWRM achieved over 99% correlation to its benchmark on a daily basis. The Consumer Staples and Utilities sectors contributed most to return for the period. The sectors detracting the most from performance were Information Technology and Telecommunication Services.

After strong performance for the first half of the fiscal year, the U.S. and European debt crises weighed down equity markets. Market volatility rose to its highest level of the period in August, when Congress was debating raising the debt ceiling and the U.S. lost its triple-A debt rating. Volatility remained elevated through the rest of the fiscal year. The Fund’s equal weighting methodology allowed it to purchase stocks that had underperformed and sell stocks that had outperformed between rebalance dates.

*The Russell MidCap® Equal Weight Total Return Index is an unmanaged equal-weighted version of the Russell MidCap® Total Return Index, which is an unmanaged capitalization-weighted index representing the U.S. mid-cap market. The Russell MidCap® Equal Weight Total Return Index offers sector equal weight exposure by equally weighting the nine sectors within the Index and then equally weighting the securities within each sector, providing broad diversification. Diversification does not ensure a profit, nor eliminate the risk of investment losses.

Cumulative Fund Performance: December 3, 2010 – October 31, 2011

			Russell MidCap
	Rydex Russell	Russell Midcap	Equal Weight
	MidCap Equal	Total Return	Total Return
	Weight ETF	Index	Index
12/3/2010	10000	10000	10000
12/4/2010	10000	10000	10000
12/5/2010	10000	10000	10000
12/6/2010	10000	9998	9999
12/7/2010	9997	9998	9998
12/8/2010	9990	10002	9990
12/9/2010	10030	10033	10029
12/10/2010	10106	10105	10106
12/11/2010	10106	10105	10106
12/12/2010	10106	10105	10106
12/13/2010	10086	10086	10088
12/14/2010	10093	10083	10094
12/15/2010	10036	10024	10038
12/16/2010	10129	10112	10132
12/17/2010	10173	10155	10174
12/18/2010	10173	10155	10174
12/19/2010	10173	10155	10174
12/20/2010	10199	10189	10204
12/21/2010	10282	10270	10285
12/22/2010	10312	10292	10316
12/23/2010	10289	10265	10293
12/24/2010	10289	10265	10293
12/25/2010	10289	10265	10293
12/26/2010	10289	10265	10293
12/27/2010	10285	10271	10290
12/28/2010	10275	10261	10279
12/29/2010	10315	10291	10318
12/30/2010	10318	10288	10322
12/31/2010	10289	10263	10291
1/1/2011	10289	10263	10291
1/2/2011	10289	10263	10291
1/3/2011	10405	10390	10409
1/4/2011	10322	10306	10328
1/5/2011	10381	10365	10386
1/6/2011	10368	10341	10374
1/7/2011	10358	10326	10364
1/8/2011	10358	10326	10364
1/9/2011	10358	10326	10364
1/10/2011	10381	10343	10388
1/11/2011	10434	10388	10441
1/12/2011	10524	10477	10530
1/13/2011	10517	10469	10523
1/14/2011	10574	10535	10579
1/15/2011	10574	10535	10579
1/16/2011	10574	10535	10579
1/17/2011	10574	10535	10579
1/18/2011	10630	10586	10638
1/19/2011	10468	10422	10474
1/20/2011	10411	10361	10418
1/21/2011	10401	10360	10408
1/22/2011	10401	10360	10408
1/23/2011	10401	10360	10408
1/24/2011	10484	10438	10492
1/25/2011	10478	10431	10485
1/26/2011	10584	10524	10590
1/27/2011	10623	10582	10632
1/28/2011	10434	10385	10443
1/29/2011	10434	10385	10443
1/30/2011	10434	10385	10443
1/31/2011	10531	10481	10539
2/1/2011	10683	10634	10693
2/2/2011	10663	10606	10672
2/3/2011	10713	10651	10722
2/4/2011	10759	10707	10770
2/5/2011	10759	10707	10770
2/6/2011	10759	10707	10770
2/7/2011	10832	10781	10842
2/8/2011	10875	10826	10885
2/9/2011	10832	10793	10844
2/10/2011	10882	10844	10892
2/11/2011	10958	10934	10969
2/12/2011	10958	10934	10969
2/13/2011	10958	10934	10969
2/14/2011	11014	10974	11026
2/15/2011	10961	10921	10974
2/16/2011	11067	11006	11079
2/17/2011	11134	11052	11147
2/18/2011	11120	11054	11135
2/19/2011	11120	11054	11135
2/20/2011	11120	11054	11135
2/21/2011	11120	11054	11135
2/22/2011	10855	10769	10868
2/23/2011	10743	10645	10755
2/24/2011	10746	10656	10758
2/25/2011	10951	10844	10965
2/26/2011	10951	10844	10965
2/27/2011	10951	10844	10965
2/28/2011	10981	10880	10995
3/1/2011	10782	10681	10796
3/2/2011	10835	10721	10848
3/3/2011	11031	10926	11045
3/4/2011	10968	10855	10983
3/5/2011	10968	10855	10983
3/6/2011	10968	10855	10983
3/7/2011	10842	10737	10857
3/8/2011	10935	10840	10950
3/9/2011	10922	10814	10935
3/10/2011	10726	10607	10738
3/11/2011	10819	10702	10832
3/12/2011	10819	10702	10832
3/13/2011	10819	10702	10832
3/14/2011	10769	10642	10783
3/15/2011	10686	10548	10698
3/16/2011	10557	10406	10568
3/17/2011	10653	10510	10664
3/18/2011	10708	10567	10720
3/19/2011	10708	10567	10720
3/20/2011	10708	10567	10720
3/21/2011	10900	10746	10916
3/22/2011	10847	10681	10863
3/23/2011	10870	10706	10887
3/24/2011	10979	10819	10994
3/25/2011	11049	10881	11067
3/26/2011	11049	10881	11067
3/27/2011	11049	10881	11067
3/28/2011	10999	10830	11017
3/29/2011	11099	10928	11118
3/30/2011	11211	11038	11230
3/31/2011	11228	11046	11248
4/1/2011	11304	11124	11324
4/2/2011	11304	11124	11324
4/3/2011	11304	11124	11324
4/4/2011	11308	11125	11326
4/5/2011	11347	11145	11368
4/6/2011	11341	11142	11363
4/7/2011	11308	11109	11327
4/8/2011	11245	11043	11266
4/9/2011	11245	11043	11266
4/10/2011	11245	11043	11266
4/11/2011	11168	10987	11188
4/12/2011	11065	10894	11087
4/13/2011	11105	10934	11126
4/14/2011	11122	10941	11142
4/15/2011	11208	11026	11229
4/16/2011	11208	11026	11229
4/17/2011	11208	11026	11229
4/18/2011	11059	10878	11080
4/19/2011	11122	10939	11143
4/20/2011	11288	11124	11311
4/21/2011	11361	11188	11382
4/22/2011	11361	11188	11382
4/23/2011	11361	11188	11382
4/24/2011	11361	11188	11382
4/25/2011	11351	11173	11372
4/26/2011	11444	11264	11466
4/27/2011	11510	11327	11535
4/28/2011	11527	11355	11551
4/29/2011	11570	11377	11594
4/30/2011	11570	11377	11594
5/1/2011	11570	11377	11594
5/2/2011	11540	11348	11564
5/3/2011	11430	11249	11455
5/4/2011	11334	11161	11358
5/5/2011	11294	11119	11316
5/6/2011	11344	11173	11370
5/7/2011	11344	11173	11370
5/8/2011	11344	11173	11370
5/9/2011	11437	11249	11460
5/10/2011	11560	11372	11585
5/11/2011	11430	11247	11456
5/12/2011	11497	11310	11456
5/13/2011	11407	11209	11432
5/14/2011	11407	11209	11432
5/15/2011	11407	11209	11432
5/16/2011	11324	11134	11349
5/17/2011	11278	11090	11303
5/18/2011	11434	11243	11460
5/19/2011	11460	11271	11486
5/20/2011	11401	11201	11425
5/21/2011	11401	11201	11425
5/22/2011	11401	11201	11425
5/23/2011	11235	11038	11260
5/24/2011	11221	11016	11247
5/25/2011	11288	11077	11312
5/26/2011	11364	11165	11391
5/27/2011	11437	11229	11463
5/28/2011	11437	11229	11463
5/29/2011	11437	11229	11463
5/30/2011	11437	11229	11463
5/31/2011	11537	11329	11566
6/1/2011	11281	11055	11305
6/2/2011	11261	11051	11286
6/3/2011	11122	10918	11144
6/4/2011	11122	10918	11144
6/5/2011	11122	10918	11144
6/6/2011	10956	10762	10977
6/7/2011	10992	10792	11013
6/8/2011	10906	10696	10925
6/9/2011	10982	10766	11003
6/10/2011	10826	10600	10845
6/11/2011	10826	10600	10845
6/12/2011	10826	10600	10845
6/13/2011	10790	10572	10808
6/14/2011	10969	10753	10989
6/15/2011	10790	10569	10809
6/16/2011	10777	10560	10794
6/17/2011	10803	10592	10820
6/18/2011	10803	10592	10820
6/19/2011	10803	10592	10820
6/20/2011	10873	10664	10891
6/21/2011	11065	10859	11088
6/22/2011	11025	10804	11047
6/23/2011	11009	10798	11030
6/24/2011	10899	10684	10921
6/25/2011	10899	10684	10921
6/26/2011	10899	10684	10921
6/27/2011	10956	10751	10978
6/28/2011	11128	10911	11153
6/29/2011	11221	10997	11247
6/30/2011	11314	11093	11340
7/1/2011	11494	11271	11522
7/2/2011	11494	11271	11522
7/3/2011	11494	11271	11522
7/4/2011	11494	11271	11522
7/5/2011	11480	11257	11510
7/6/2011	11514	11280	11542
7/7/2011	11623	11405	11654
7/8/2011	11537	11313	11569
7/9/2011	11537	11313	11569
7/10/2011	11537	11313	11569
7/11/2011	11288	11062	11315
7/12/2011	11244	11016	11273
7/13/2011	11291	11050	11319
7/14/2011	11171	10927	11197
7/15/2011	11271	11008	11301
7/16/2011	11271	11008	11301
7/17/2011	11271	11008	11301
7/18/2011	11125	10871	11151
7/19/2011	11331	11067	11359
7/20/2011	11318	11053	11348
7/21/2011	11441	11174	11471
7/22/2011	11467	11201	11499
7/23/2011	11467	11201	11499
7/24/2011	11467	11201	11499
7/25/2011	11381	11117	11410
7/26/2011	11311	11055	11341
7/27/2011	11035	10775	11063
7/28/2011	10968	10724	10999
7/29/2011	10928	10690	10959
7/30/2011	10928	10690	10959
7/31/2011	10928	10690	10959
8/1/2011	10855	10604	10883
8/2/2011	10533	10279	10561
8/3/2011	10579	10339	10608
8/4/2011	9937	9740	9960
8/5/2011	9828	9639	9852
8/6/2011	9828	9639	9852
8/7/2011	9828	9639	9852
8/8/2011	9046	8874	9066
8/9/2011	9552	9393	9574
8/10/2011	9239	9049	9262
8/11/2011	9698	9504	9721
8/12/2011	9764	9564	9789
8/13/2011	9764	9564	9789
8/14/2011	9764	9564	9789
8/15/2011	10030	9813	10057
8/16/2011	9897	9684	9923
8/17/2011	9867	9652	9891
8/18/2011	9365	9147	9388
8/19/2011	9216	8999	9238
8/20/2011	9216	8999	9238
8/21/2011	9216	8999	9238
8/22/2011	9202	9002	9224
8/23/2011	9548	9343	9574
8/24/2011	9665	9478	9693
8/25/2011	9472	9288	9495
8/26/2011	9688	9499	9715
8/27/2011	9688	9499	9715
8/28/2011	9688	9499	9715
8/29/2011	10047	9845	10077
8/30/2011	10104	9899	10137
8/31/2011	10150	9955	10184
9/1/2011	10004	9807	10034
9/2/2011	9731	9530	9761
9/3/2011	9731	9530	9761
9/4/2011	9731	9530	9761
9/5/2011	9731	9530	9761
9/6/2011	9668	9464	9695
9/7/2011	10001	9799	10032
9/8/2011	9874	9668	9904
9/9/2011	9601	9402	9631
9/10/2011	9601	9402	9631
9/11/2011	9601	9402	9631
9/12/2011	9635	9456	9663
9/13/2011	9781	9591	9810
9/14/2011	9931	9750	9963
9/15/2011	10067	9889	10100
9/16/2011	10079	9911	10113
9/17/2011	10079	9911	10113
9/18/2011	10079	9911	10113
9/19/2011	9962	9796	9995
9/20/2011	9866	9714	9898
9/21/2011	9553	9388	9581
9/22/2011	9197	9060	9221
9/23/2011	9271	9140	9294
9/24/2011	9271	9140	9294
9/25/2011	9271	9140	9294
9/26/2011	9467	9344	9492
9/27/2011	9610	9473	9640
9/28/2011	9321	9203	9346
9/29/2011	9377	9255	9404
9/30/2011	9134	8997	9160
10/1/2011	9134	8997	9160
10/2/2011	9134	8997	9160
10/3/2011	8738	8639	8761
10/4/2011	9018	8910	9042
10/5/2011	9238	9092	9263
10/6/2011	9478	9318	9502
10/7/2011	9338	9188	9365
10/8/2011	9338	9188	9365
10/9/2011	9338	9188	9365
10/10/2011	9661	9516	9687
10/11/2011	9671	9520	9699
10/12/2011	9794	9632	9822
10/13/2011	9804	9627	9833
10/14/2011	9987	9794	10016
10/15/2011	9987	9794	10016
10/16/2011	9987	9794	10016
10/17/2011	9747	9575	9775
10/18/2011	9981	9799	10011
10/19/2011	9831	9660	9860
10/20/2011	9877	9710	9908
10/21/2011	10094	9930	10125
10/22/2011	10094	9930	10125
10/23/2011	10094	9930	10125
10/24/2011	10341	10160	10373
10/25/2011	10091	9922	10120
10/26/2011	10231	10035	10262
10/27/2011	10647	10426	10680
10/28/2011	10671	10425	10705
10/29/2011	10671	10425	10705
10/30/2011	10671	10425	10705
10/31/2011	10381	10167	10412

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

Since Inception
(12/03/10)

Rydex Russell MidCap® Equal Weight ETF	3.80%
Russell MidCap® Equal Weight Total Return Index	4.12%
Russell MidCap® Total Return Index	1.67%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

SMITHFIELD FOODS, INC.	0.41%
CORN PRODUCTS INTERNATIONAL, INC.	0.39%
SAFEWAY, INC.	0.38%
SUPERVALU, INC.	0.38%
CONSTELLATION BRANDS, INC. — CLASS A	0.37%
TYSON FOODS, INC. — CLASS A	0.37%
HERBALIFE LTD.	0.36%
HORMEL FOODS CORP.	0.36%
RALCORP HOLDINGS, INC.	0.36%
BROWN-FORMAN CORP. — CLASS B	0.35%

Sector Allocations*

Information Technology	13.50
Energy	11.70
Industrials	11.60
Consumer Staples	10.90
Health Care	10.70
Consumer Discretionary	10.50
Financials	10.40
Materials	10.20
Utilities	8.60
Telecommunication Services	1.90

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      19

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex Russell 1000® Equal Weight ETF (EWRI) returned 4.00% for the partial-year period ended October 31, 2011, compared with the benchmark Russell 1000® Equal Weight Total Return Index* (4.30%). The cap-weighted Russell 1000® Total Return Index returned 3.73%. The ETF was launched December 3, 2010. During the period, EWRI achieved over 99% correlation to its benchmark on a daily basis. The Consumer Staples and Utilities sectors contributed most to return for the period. The sectors detracting the most from performance were Telecommunication Services and Materials.

After strong performance for the first half of the fiscal year, the U.S. and European debt crises weighed down equity markets. Volatility rose to its highest level of the period in August, when Congress was debating raising the debt ceiling and the U.S. lost its triple-A debt rating. Volatility remained elevated through the rest of the fiscal year. The Fund’s equal weighting methodology allowed it to purchase stocks that had underperformed and sell stocks that had outperformed between rebalance dates.

*The Russell 1000® Equal Weight Total Return Index is an unmanaged equal-weighted version of the Russell 1000® Total Return Index, which is an unmanaged capitalization-weighted index representing the U.S. large-cap market. The Russell 1000® Equal Weight Total Return Index offers sector equal weight exposure by equally weighting the nine sectors within the Index and then equally weighting the securities within each sector, providing broad diversification. Diversification does not ensure a profit, nor eliminate the risk of investment losses.

Cumulative Fund Performance: December 3, 2010 – October 31, 2011

			Russell 1000
	Rydex Russell	Russell 1000	Equal Weight
	1000 Equal	Total Return	Total Return
	Weight ETF	Index	Index
12/3/2010	10000	10000	10000
12/4/2010	10000	10000	10000
12/5/2010	10000	10000	10000
12/6/2010	9997	9990	9997
12/7/2010	9997	9992	9995
12/8/2010	9993	10024	9992
12/9/2010	10030	10061	10029
12/10/2010	10099	10123	10100
12/11/2010	10099	10123	10100
12/12/2010	10099	10123	10100
12/13/2010	10089	10122	10090
12/14/2010	10096	10131	10097
12/15/2010	10040	10079	10040
12/16/2010	10129	10146	10130
12/17/2010	10164	10159	10166
12/18/2010	10164	10159	10166
12/19/2010	10164	10159	10166
12/20/2010	10193	10184	10195
12/21/2010	10266	10249	10269
12/22/2010	10303	10285	10304
12/23/2010	10280	10268	10282
12/24/2010	10280	10268	10282
12/25/2010	10280	10268	10282
12/26/2010	10280	10268	10282
12/27/2010	10276	10273	10280
12/28/2010	10270	10278	10273
12/29/2010	10306	10296	10310
12/30/2010	10309	10283	10312
12/31/2010	10286	10278	10289
1/1/2011	10286	10278	10289
1/2/2011	10286	10278	10289
1/3/2011	10399	10395	10402
1/4/2011	10333	10374	10335
1/5/2011	10389	10427	10392
1/6/2011	10376	10410	10379
1/7/2011	10366	10393	10370
1/8/2011	10366	10393	10370
1/9/2011	10366	10393	10370
1/10/2011	10382	10385	10386
1/11/2011	10436	10426	10438
1/12/2011	10522	10518	10526
1/13/2011	10512	10502	10518
1/14/2011	10572	10577	10575
1/15/2011	10572	10577	10575
1/16/2011	10572	10577	10575
1/17/2011	10572	10577	10575
1/18/2011	10625	10601	10628
1/19/2011	10472	10486	10476
1/20/2011	10422	10464	10428
1/21/2011	10416	10484	10422
1/22/2011	10416	10484	10422
1/23/2011	10416	10484	10422
1/24/2011	10495	10550	10502
1/25/2011	10492	10553	10497
1/26/2011	10588	10607	10594
1/27/2011	10621	10634	10628
1/28/2011	10436	10445	10443
1/29/2011	10436	10445	10443
1/30/2011	10436	10445	10443
1/31/2011	10528	10526	10536
2/1/2011	10688	10700	10695
2/2/2011	10668	10674	10675
2/3/2011	10708	10702	10718
2/4/2011	10754	10733	10762
2/5/2011	10754	10733	10762
2/6/2011	10754	10733	10762
2/7/2011	10820	10801	10829
2/8/2011	10860	10850	10871
2/9/2011	10820	10820	10831
2/10/2011	10864	10834	10874
2/11/2011	10933	10899	10946
2/12/2011	10933	10899	10946
2/13/2011	10933	10899	10946
2/14/2011	10983	10932	10996
2/15/2011	10937	10894	10949
2/16/2011	11033	10967	11047
2/17/2011	11099	11003	11111
2/18/2011	11093	11020	11107
2/19/2011	11093	11020	11107
2/20/2011	11093	11020	11107
2/21/2011	11093	11020	11107
2/22/2011	10840	10787	10851
2/23/2011	10741	10713	10751
2/24/2011	10738	10707	10749
2/25/2011	10923	10835	10937
2/26/2011	10923	10835	10937
2/27/2011	10923	10835	10937
2/28/2011	10963	10892	10976
3/1/2011	10774	10719	10785
3/2/2011	10817	10741	10830
3/3/2011	11010	10928	11025
3/4/2011	10947	10850	10962
3/5/2011	10947	10850	10962
3/6/2011	10947	10850	10962
3/7/2011	10830	10755	10845
3/8/2011	10920	10851	10935
3/9/2011	10907	10836	10920
3/10/2011	10708	10632	10721
3/11/2011	10801	10709	10813
3/12/2011	10801	10709	10813
3/13/2011	10801	10709	10813
3/14/2011	10747	10646	10761
3/15/2011	10658	10531	10669
3/16/2011	10515	10337	10527
3/17/2011	10618	10467	10629
3/18/2011	10669	10513	10680
3/19/2011	10669	10513	10680
3/20/2011	10669	10513	10680
3/21/2011	10852	10674	10865
3/22/2011	10805	10636	10819
3/23/2011	10832	10664	10846
3/24/2011	10935	10766	10951
3/25/2011	10994	10805	11013
3/26/2011	10994	10805	11013
3/27/2011	10994	10805	11013
3/28/2011	10951	10773	10968
3/29/2011	11044	10853	11064
3/30/2011	11147	10933	11166
3/31/2011	11157	10920	11178
4/1/2011	11227	10977	11250
4/2/2011	11227	10977	11250
4/3/2011	11227	10977	11250
4/4/2011	11234	10983	11254
4/5/2011	11263	10985	11286
4/6/2011	11267	11008	11287
4/7/2011	11234	10987	11254
4/8/2011	11174	10942	11196
4/9/2011	11174	10942	11196
4/10/2011	11174	10942	11196
4/11/2011	11107	10907	11129
4/12/2011	11007	10820	11030
4/13/2011	11041	10829	11061
4/14/2011	11054	10830	11076
4/15/2011	11134	10878	11157
4/16/2011	11134	10878	11157
4/17/2011	11134	10878	11157
4/18/2011	10991	10755	11014
4/19/2011	11057	10817	11078
4/20/2011	11217	10968	11241
4/21/2011	11290	11029	11313
4/22/2011	11290	11029	11313
4/23/2011	11290	11029	11313
4/24/2011	11290	11029	11313
4/25/2011	11273	11013	11298
4/26/2011	11370	11112	11394
4/27/2011	11436	11183	11461
4/28/2011	11460	11220	11486
4/29/2011	11500	11248	11527
4/30/2011	11500	11248	11527
5/1/2011	11500	11248	11527
5/2/2011	11473	11227	11499
5/3/2011	11380	11178	11404
5/4/2011	11287	11101	11312
5/5/2011	11234	11009	11260
5/6/2011	11287	11053	11312
5/7/2011	11287	11053	11312
5/8/2011	11287	11053	11312
5/9/2011	11377	11110	11402
5/10/2011	11490	11203	11518
5/11/2011	11363	11084	11391
5/12/2011	11430	11138	11391
5/13/2011	11340	11047	11367
5/14/2011	11340	11047	11367
5/15/2011	11340	11047	11367
5/16/2011	11263	10976	11290
5/17/2011	11227	10967	11253
5/18/2011	11370	11073	11397
5/19/2011	11393	11097	11421
5/20/2011	11330	11016	11358
5/21/2011	11330	11016	11358
5/22/2011	11330	11016	11358
5/23/2011	11174	10880	11201
5/24/2011	11167	10870	11192
5/25/2011	11224	10912	11251
5/26/2011	11293	10963	11321
5/27/2011	11357	11013	11386
5/28/2011	11357	11013	11386
5/29/2011	11357	11013	11386
5/30/2011	11357	11013	11386
5/31/2011	11460	11128	11489
6/1/2011	11204	10876	11232
6/2/2011	11190	10865	11217
6/3/2011	11057	10757	11082
6/4/2011	11057	10757	11082
6/5/2011	11057	10757	11082
6/6/2011	10904	10636	10927
6/7/2011	10934	10632	10956
6/8/2011	10858	10583	10879
6/9/2011	10934	10658	10959
6/10/2011	10778	10506	10800
6/11/2011	10778	10506	10800
6/12/2011	10778	10506	10800
6/13/2011	10751	10510	10771
6/14/2011	10917	10648	10942
6/15/2011	10741	10465	10761
6/16/2011	10731	10479	10752
6/17/2011	10758	10507	10779
6/18/2011	10758	10507	10779
6/19/2011	10758	10507	10779
6/20/2011	10828	10566	10852
6/21/2011	11008	10716	11033
6/22/2011	10961	10650	10986
6/23/2011	10938	10624	10962
6/24/2011	10832	10501	10854
6/25/2011	10832	10501	10854
6/26/2011	10832	10501	10854
6/27/2011	10891	10592	10915
6/28/2011	11054	10735	11082
6/29/2011	11148	10827	11176
6/30/2011	11244	10933	11273
7/1/2011	11418	11094	11448
7/2/2011	11418	11094	11448
7/3/2011	11418	11094	11448
7/4/2011	11418	11094	11448
7/5/2011	11404	11085	11436
7/6/2011	11434	11103	11465
7/7/2011	11544	11219	11577
7/8/2011	11461	11143	11495
7/9/2011	11461	11143	11495
7/10/2011	11461	11143	11495
7/11/2011	11221	10933	11250
7/12/2011	11177	10884	11208
7/13/2011	11221	10921	11251
7/14/2011	11107	10841	11137
7/15/2011	11201	10906	11232
7/16/2011	11201	10906	11232
7/17/2011	11201	10906	11232
7/18/2011	11061	10810	11092
7/19/2011	11261	10989	11291
7/20/2011	11247	10983	11280
7/21/2011	11374	11127	11408
7/22/2011	11398	11142	11430
7/23/2011	11398	11142	11430
7/24/2011	11398	11142	11430
7/25/2011	11311	11074	11344
7/26/2011	11247	11028	11282
7/27/2011	10987	10795	11017
7/28/2011	10927	10760	10959
7/29/2011	10881	10696	10913
7/30/2011	10881	10696	10913
7/31/2011	10881	10696	10913
8/1/2011	10814	10651	10845
8/2/2011	10504	10371	10531
8/3/2011	10550	10428	10578
8/4/2011	9937	9908	9962
8/5/2011	9853	9881	9877
8/6/2011	9853	9881	9877
8/7/2011	9853	9881	9877
8/8/2011	9103	9203	9119
8/9/2011	9586	9659	9608
8/10/2011	9263	9252	9280
8/11/2011	9713	9688	9736
8/12/2011	9776	9741	9800
8/13/2011	9776	9741	9800
8/14/2011	9776	9741	9800
8/15/2011	10030	9960	10055
8/16/2011	9907	9858	9930
8/17/2011	9883	9862	9908
8/18/2011	9400	9409	9419
8/19/2011	9253	9263	9274
8/20/2011	9253	9263	9274
8/21/2011	9253	9263	9274
8/22/2011	9243	9263	9263
8/23/2011	9580	9585	9603
8/24/2011	9700	9713	9724
8/25/2011	9510	9554	9533
8/26/2011	9710	9713	9736
8/27/2011	9710	9713	9736
8/28/2011	9710	9713	9736
8/29/2011	10050	10002	10079
8/30/2011	10103	10031	10132
8/31/2011	10150	10080	10182
9/1/2011	10013	9956	10042
9/2/2011	9746	9700	9774
9/3/2011	9746	9700	9774
9/4/2011	9746	9700	9774
9/5/2011	9746	9700	9774
9/6/2011	9680	9630	9707
9/7/2011	10000	9918	10030
9/8/2011	9883	9810	9911
9/9/2011	9613	9548	9640
9/10/2011	9613	9548	9640
9/11/2011	9613	9548	9640
9/12/2011	9650	9612	9677
9/13/2011	9783	9711	9813
9/14/2011	9930	9846	9961
9/15/2011	10073	10012	10105
9/16/2011	10094	10063	10126
9/17/2011	10094	10063	10126
9/18/2011	10094	10063	10126
9/19/2011	9980	9963	10010
9/20/2011	9904	9934	9933
9/21/2011	9594	9640	9619
9/22/2011	9247	9323	9266
9/23/2011	9310	9386	9332
9/24/2011	9310	9386	9332
9/25/2011	9310	9386	9332
9/26/2011	9507	9598	9530
9/27/2011	9644	9707	9669
9/28/2011	9367	9497	9391
9/29/2011	9423	9569	9449
9/30/2011	9183	9328	9206
10/1/2011	9183	9328	9206
10/2/2011	9183	9328	9206
10/3/2011	8815	9044	8837
10/4/2011	9080	9261	9102
10/5/2011	9297	9436	9319
10/6/2011	9525	9619	9548
10/7/2011	9397	9532	9421
10/8/2011	9397	9532	9421
10/9/2011	9397	9532	9421
10/10/2011	9715	9859	9740
10/11/2011	9725	9864	9749
10/12/2011	9839	9966	9866
10/13/2011	9843	9942	9868
10/14/2011	10023	10117	10050
10/15/2011	10023	10117	10050
10/16/2011	10023	10117	10050
10/17/2011	9792	9915	9817
10/18/2011	10023	10121	10049
10/19/2011	9879	9990	9905
10/20/2011	9926	10035	9952
10/21/2011	10144	10227	10171
10/22/2011	10144	10227	10171
10/23/2011	10144	10227	10171
10/24/2011	10365	10377	10393
10/25/2011	10120	10165	10149
10/26/2011	10258	10274	10286
10/27/2011	10666	10631	10697
10/28/2011	10689	10635	10720
10/29/2011	10689	10635	10720
10/30/2011	10689	10635	10720
10/31/2011	10401	10373	10430

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

Since Inception
(12/03/10)

Rydex Russell 1000® Equal Weight ETF	4.00%
Russell 1000® Equal Weight Total Return Index	4.30%
Russell 1000® Total Return Index	3.73%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

SMITHFIELD FOODS, INC.	0.27%
CORN PRODUCTS INTERNATIONAL, INC.	0.26%
ARCHER-DANIELS-MIDLAND CO.	0.25%
SAFEWAY, INC.	0.25%
SUPERVALU, INC.	0.25%
TYSON FOODS, INC. — CLASS A	0.25%
CONSTELLATION BRANDS, INC. — CLASS A	0.24%
HERBALIFE LTD.	0.24%
PHILIP MORRIS INTERNATIONAL, INC.	0.24%
HORMEL FOODS CORP.	0.23%

Sector Allocations*

Information Technology	13.30
Energy	11.80
Industrials	11.70
Consumer Staples	11.00
Health Care	10.70
Consumer Discretionary	10.40
Financials	10.40
Materials	10.10
Utilities	8.40
Telecommunication Services	2.20

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      21

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex Russell 2000® Equal Weight ETF (EWRS) returned -1.78% for the partial-year period ended October 31, 2011, compared with the benchmark Russell 2000® Equal Weight Total Return Index* (-1.29%). The cap-weighted Russell 2000® Total Return Index returned -0.88%. The ETF was launched December 3, 2010. During the period, EWRS achieved over 99% correlation to its benchmark on a daily basis. The Utilities and Health Care sectors contributed most to return for the period. The sectors detracting the most from performance were Consumer Discretionary and Industrials.

After strong performance for the first half of the fiscal year, the U.S. and European debt crises weighed down equity markets. Market volatility rose to its highest level of the period in August, when Congress was debating raising the debt ceiling and the U.S. lost its triple-A debt rating. Volatility remained elevated through the rest of the fiscal year. The Fund’s equal weighting methodology allowed it to purchase stocks that had underperformed and sell stocks that had outperformed between rebalance dates.

*The Russell 2000® Equal Weight Total Return Index is an unmanaged equal-weighted version of the Russell 2000® Total Return Index, which is an unmanaged capitalization-weighted index representing the U.S. small-cap market. The Russell 2000® Equal Weight Total Return Index offers sector equal weight exposure by equally weighting the nine sectors within the Index and then equally weighting the securities within each sector, providing broad diversification. Diversification does not ensure a profit, nor eliminate the risk of investment losses.

Cumulative Fund Performance: December 3, 2010 – October 31, 2011

			Russell 2000
	Rydex Russell	Russell 2000	Equal Weight
	2000 Equal	Total Return	Total Return
	Weight ETF	Index	Index
12/3/2010	10000	10000	10000
12/4/2010	10000	10000	10000
12/5/2010	10000	10000	10000
12/6/2010	10076	10059	10075
12/7/2010	10129	10107	10127
12/8/2010	10129	10102	10127
12/9/2010	10195	10150	10194
12/10/2010	10321	10272	10322
12/11/2010	10321	10272	10322
12/12/2010	10321	10272	10322
12/13/2010	10272	10211	10271
12/14/2010	10278	10206	10278
12/15/2010	10238	10163	10239
12/16/2010	10358	10272	10359
12/17/2010	10388	10312	10389
12/18/2010	10388	10312	10389
12/19/2010	10388	10312	10389
12/20/2010	10441	10348	10442
12/21/2010	10547	10457	10549
12/22/2010	10554	10459	10549
12/23/2010	10544	10438	10547
12/24/2010	10544	10438	10547
12/25/2010	10544	10438	10547
12/26/2010	10544	10438	10547
12/27/2010	10594	10483	10600
12/28/2010	10554	10445	10557
12/29/2010	10574	10461	10578
12/30/2010	10561	10454	10567
12/31/2010	10491	10374	10500
1/1/2011	10491	10374	10500
1/2/2011	10491	10374	10500
1/3/2011	10687	10571	10696
1/4/2011	10504	10403	10512
1/5/2011	10627	10526	10637
1/6/2011	10574	10478	10582
1/7/2011	10528	10430	10535
1/8/2011	10528	10430	10535
1/9/2011	10528	10430	10535
1/10/2011	10561	10480	10568
1/11/2011	10617	10522	10627
1/12/2011	10720	10611	10730
1/13/2011	10700	10601	10710
1/14/2011	10790	10693	10800
1/15/2011	10790	10693	10800
1/16/2011	10790	10693	10800
1/17/2011	10790	10693	10800
1/18/2011	10766	10693	10777
1/19/2011	10474	10419	10483
1/20/2011	10358	10303	10367
1/21/2011	10295	10238	10303
1/22/2011	10295	10238	10303
1/23/2011	10295	10238	10303
1/24/2011	10395	10319	10402
1/25/2011	10398	10328	10408
1/26/2011	10600	10511	10611
1/27/2011	10600	10534	10612
1/28/2011	10312	10270	10321
1/29/2011	10312	10270	10321
1/30/2011	10312	10270	10321
1/31/2011	10392	10347	10401
2/1/2011	10644	10581	10655
2/2/2011	10607	10545	10618
2/3/2011	10627	10579	10639
2/4/2011	10614	10598	10625
2/5/2011	10614	10598	10625
2/6/2011	10614	10598	10625
2/7/2011	10720	10707	10733
2/8/2011	10786	10779	10801
2/9/2011	10720	10721	10732
2/10/2011	10750	10767	10763
2/11/2011	10866	10892	10882
2/12/2011	10866	10892	10882
2/13/2011	10866	10892	10882
2/14/2011	10912	10943	10929
2/15/2011	10849	10865	10863
2/16/2011	10945	10976	10963
2/17/2011	11035	11051	11051
2/18/2011	11035	11062	11053
2/19/2011	11035	11062	11053
2/20/2011	11035	11062	11053
2/21/2011	11035	11062	11053
2/22/2011	10760	10773	10773
2/23/2011	10604	10597	10617
2/24/2011	10677	10658	10692
2/25/2011	10926	10895	10942
2/26/2011	10926	10895	10942
2/27/2011	10926	10895	10942
2/28/2011	10952	10915	10969
3/1/2011	10736	10698	10753
3/2/2011	10786	10749	10801
3/3/2011	10995	10988	11016
3/4/2011	10952	10937	10970
3/5/2011	10952	10937	10970
3/6/2011	10952	10937	10970
3/7/2011	10776	10768	10793
3/8/2011	10919	10933	10939
3/9/2011	10892	10888	10910
3/10/2011	10577	10601	10590
3/11/2011	10614	10647	10627
3/12/2011	10614	10647	10627
3/13/2011	10614	10647	10627
3/14/2011	10547	10585	10562
3/15/2011	10445	10495	10458
3/16/2011	10332	10372	10345
3/17/2011	10405	10420	10418
3/18/2011	10553	10542	10567
3/19/2011	10553	10542	10567
3/20/2011	10553	10542	10567
3/21/2011	10798	10787	10815
3/22/2011	10778	10729	10794
3/23/2011	10821	10764	10839
3/24/2011	10881	10842	10900
3/25/2011	10961	10931	10978
3/26/2011	10961	10931	10978
3/27/2011	10961	10931	10978
3/28/2011	10927	10904	10947
3/29/2011	11040	11010	11060
3/30/2011	11169	11155	11190
3/31/2011	11216	11197	11236
4/1/2011	11259	11240	11283
4/2/2011	11259	11240	11283
4/3/2011	11259	11240	11283
4/4/2011	11292	11275	11317
4/5/2011	11335	11328	11359
4/6/2011	11355	11340	11382
4/7/2011	11299	11278	11323
4/8/2011	11186	11165	11210
4/9/2011	11186	11165	11210
4/10/2011	11186	11165	11210
4/11/2011	11083	11072	11108
4/12/2011	10911	10918	10935
4/13/2011	10914	10941	10939
4/14/2011	10984	10988	11007
4/15/2011	11090	11088	11114
4/16/2011	11090	11088	11114
4/17/2011	11090	11088	11114
4/18/2011	10917	10909	10942
4/19/2011	10920	10929	10944
4/20/2011	11120	11148	11147
4/21/2011	11179	11230	11208
4/22/2011	11179	11230	11208
4/23/2011	11179	11230	11208
4/24/2011	11179	11230	11208
4/25/2011	11166	11211	11192
4/26/2011	11299	11328	11326
4/27/2011	11345	11400	11375
4/28/2011	11402	11443	11431
4/29/2011	11455	11493	11484
4/30/2011	11455	11493	11484
5/1/2011	11455	11493	11484
5/2/2011	11292	11353	11321
5/3/2011	11143	11207	11171
5/4/2011	10990	11063	11017
5/5/2011	10927	11016	10954
5/6/2011	10984	11070	11011
5/7/2011	10984	11070	11011
5/8/2011	10984	11070	11011
5/9/2011	11113	11196	11141
5/10/2011	11312	11371	11340
5/11/2011	11103	11169	11132
5/12/2011	11216	11261	11132
5/13/2011	11047	11104	11074
5/14/2011	11047	11104	11074
5/15/2011	11047	11104	11074
5/16/2011	10871	10935	10897
5/17/2011	10847	10902	10873
5/18/2011	11013	11076	11040
5/19/2011	11023	11100	11050
5/20/2011	10960	11019	10988
5/21/2011	10960	11019	10988
5/22/2011	10960	11019	10988
5/23/2011	10784	10819	10810
5/24/2011	10738	10770	10763
5/25/2011	10877	10911	10907
5/26/2011	11013	11044	11044
5/27/2011	11093	11117	11125
5/28/2011	11093	11117	11125
5/29/2011	11093	11117	11125
5/30/2011	11093	11117	11125
5/31/2011	11276	11278	11309
6/1/2011	10920	10920	10949
6/2/2011	10911	10911	10940
6/3/2011	10738	10744	10765
6/4/2011	10738	10744	10765
6/5/2011	10738	10744	10765
6/6/2011	10582	10574	10608
6/7/2011	10605	10604	10631
6/8/2011	10489	10478	10512
6/9/2011	10549	10540	10573
6/10/2011	10383	10366	10404
6/11/2011	10383	10366	10404
6/12/2011	10383	10366	10404
6/13/2011	10350	10337	10371
6/14/2011	10565	10561	10592
6/15/2011	10383	10370	10405
6/16/2011	10456	10398	10481
6/17/2011	10448	10401	10472
6/18/2011	10448	10401	10472
6/19/2011	10448	10401	10472
6/20/2011	10524	10491	10546
6/21/2011	10753	10730	10779
6/22/2011	10651	10644	10677
6/23/2011	10700	10682	10726
6/24/2011	10674	10617	10700
6/25/2011	10674	10617	10700
6/26/2011	10674	10617	10700
6/27/2011	10763	10716	10798
6/28/2011	10919	10882	10959
6/29/2011	10933	10917	10972
6/30/2011	11039	11018	11080
7/1/2011	11189	11186	11230
7/2/2011	11189	11186	11230
7/3/2011	11189	11186	11230
7/4/2011	11189	11186	11230
7/5/2011	11205	11207	11249
7/6/2011	11255	11255	11298
7/7/2011	11438	11428	11485
7/8/2011	11365	11354	11409
7/9/2011	11365	11354	11409
7/10/2011	11365	11354	11409
7/11/2011	11125	11101	11167
7/12/2011	11089	11051	11132
7/13/2011	11215	11148	11261
7/14/2011	11029	10967	11070
7/15/2011	11125	11039	11169
7/16/2011	11125	11039	11169
7/17/2011	11125	11039	11169
7/18/2011	10949	10869	10989
7/19/2011	11198	11118	11244
7/20/2011	11169	11087	11214
7/21/2011	11302	11206	11349
7/22/2011	11278	11214	11324
7/23/2011	11278	11214	11324
7/24/2011	11278	11214	11324
7/25/2011	11132	11075	11176
7/26/2011	11036	10988	11078
7/27/2011	10716	10665	10759
7/28/2011	10730	10650	10773
7/29/2011	10690	10619	10733
7/30/2011	10690	10619	10733
7/31/2011	10690	10619	10733
8/1/2011	10663	10564	10707
8/2/2011	10324	10220	10364
8/3/2011	10407	10297	10449
8/4/2011	9775	9685	9812
8/5/2011	9612	9523	9650
8/6/2011	9612	9523	9650
8/7/2011	9612	9523	9650
8/8/2011	8765	8675	8797
8/9/2011	9363	9278	9400
8/10/2011	8848	8799	8882
8/11/2011	9297	9277	9332
8/12/2011	9283	9299	9319
8/13/2011	9283	9299	9319
8/14/2011	9283	9299	9319
8/15/2011	9573	9581	9610
8/16/2011	9363	9396	9400
8/17/2011	9373	9387	9410
8/18/2011	8851	8834	8885
8/19/2011	8721	8690	8752
8/20/2011	8721	8690	8752
8/21/2011	8721	8690	8752
8/22/2011	8688	8685	8721
8/23/2011	9107	9109	9144
8/24/2011	9227	9236	9265
8/25/2011	8967	8994	9001
8/26/2011	9177	9226	9213
8/27/2011	9177	9226	9213
8/28/2011	9177	9226	9213
8/29/2011	9626	9665	9667
8/30/2011	9666	9712	9709
8/31/2011	9636	9695	9679
9/1/2011	9396	9457	9435
9/2/2011	9067	9116	9103
9/3/2011	9067	9116	9103
9/4/2011	9067	9116	9103
9/5/2011	9067	9116	9103
9/6/2011	9034	9084	9068
9/7/2011	9403	9466	9443
9/8/2011	9200	9272	9238
9/9/2011	8931	8993	8965
9/10/2011	8931	8993	8965
9/11/2011	8931	8993	8965
9/12/2011	9001	9070	9036
9/13/2011	9164	9233	9202
9/14/2011	9323	9399	9365
9/15/2011	9433	9526	9476
9/16/2011	9441	9537	9483
9/17/2011	9441	9537	9483
9/18/2011	9441	9537	9483
9/19/2011	9271	9376	9311
9/20/2011	9105	9212	9144
9/21/2011	8796	8875	8830
9/22/2011	8513	8593	8542
9/23/2011	8630	8713	8660
9/24/2011	8630	8713	8660
9/25/2011	8630	8713	8660
9/26/2011	8796	8890	8829
9/27/2011	8992	9085	9028
9/28/2011	8613	8712	8645
9/29/2011	8759	8858	8794
9/30/2011	8537	8609	8569
10/1/2011	8537	8609	8569
10/2/2011	8537	8609	8569
10/3/2011	8027	8145	8061
10/4/2011	8580	8669	8617
10/5/2011	8690	8796	8727
10/6/2011	8880	9007	8917
10/7/2011	8627	8772	8662
10/8/2011	8627	8772	8662
10/9/2011	8627	8772	8662
10/10/2011	9023	9156	9060
10/11/2011	9096	9211	9133
10/12/2011	9273	9364	9313
10/13/2011	9256	9344	9296
10/14/2011	9463	9526	9503
10/15/2011	9463	9526	9503
10/16/2011	9463	9526	9503
10/17/2011	9130	9207	9169
10/18/2011	9433	9484	9474
10/19/2011	9206	9285	9247
10/20/2011	9220	9312	9258
10/21/2011	9420	9526	9462
10/22/2011	9420	9526	9462
10/23/2011	9420	9526	9462
10/24/2011	9723	9842	9767
10/25/2011	9403	9543	9444
10/26/2011	9633	9724	9678
10/27/2011	10186	10237	10237
10/28/2011	10126	10178	10175
10/29/2011	10126	10178	10175
10/30/2011	10126	10178	10175
10/31/2011	9823	9912	9871

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

Since Inception
(12/03/10)

Rydex Russell 2000® Equal Weight ETF	-1.78%
Russell 2000® Equal Weight Total Return Index	-1.29%
Russell 2000® Total Return Index	-0.88%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

SSGA GOVERNMENT MONEY MARKET FUND	0.44%
PILGRIM’S PRIDE CORP.	0.27%
USANA HEALTH SCIENCES, INC.	0.26%
B&G FOODS, INC.	0.25%
BOSTON BEER CO., INC. — CLASS A	0.25%
GNC HOLDINGS, INC. — CLASS A	0.24%
OMEGA PROTEIN CORP.	0.24%
PREMIERE GLOBAL SERVICES, INC.	0.24%
SEABOARD CORP.	0.24%
NATURE’S SUNSHINE PRODUCTS, INC.	0.23%

Sector Allocations*

Industrials	14.70
Information Technology	13.00
Energy	11.80
Consumer Discretionary	11.20
Financials	11.10
Health Care	10.70
Consumer Staples	10.10
Materials	7.20
Utilities	6.70
Telecommunication Services	3.50
Investment Management/Advisory Services	0.00

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      23

RYDEX MSCI EAFE EQUAL WEIGHT ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex MSCI EAFE Equal Weight ETF (EWEF) returned -6.33% for the partial-year period ended October 31, 2011, compared with the benchmark MSCI EAFE Equal Weighted Gross Index* (-5.40%). The cap-weighted MSCI EAFE Total Return Index returned -4.38%. The ETF was launched December 3, 2010. During the period, EWEF achieved over 97% correlation to its benchmark on a daily basis.

Major differences between the EAFE and the MSCI ACWI (All Country World Index) are that the ACWI includes the U.S. and Canada, as well as emerging markets, whereas the EAFE excludes them.

The period was characterized by fears of a looming recession in Europe, if not the globe, and the spread of Europe’s sovereign credit crisis, raising the question of the future of the eurozone. The situation has been compounded by continuing deleveraging in the developed world and tightening in emerging markets in response to inflation threats. Many observers believe the stronger action by institutions like the European Central Bank, under a new leader, will be needed to help weaker countries restructure and reform, while preserving the monetary union. Market turmoil is likely to continue until policymakers find a resolution to Europe’s fiscal crisis and investors see improvement in the global economy.

*The MSCI EAFE (Europe, Australasia, Far East) Equal Weighted Gross Index equally weights the issuers in the MSCI EAFE Total Return Index (the MSCI EAFE Cap-Weighted Index, which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada). The MSCI EAFE Equal Weighted Total Return Index provides an alternative to market-cap indices, as each issuer has the same weight on the rebalancing date.

Cumulative Fund Performance: December 3, 2010 – October 31, 2011

	Rydex MSCI	MSCI EAFE	MSCI EAFE
	EAFE Equal	Total Return	Equal Weighted
	Weight ETF	Index	Gross Index
12/3/2010	10000	10000	10000
12/4/2010	10000	10000	10000
12/5/2010	10000	10000	10000
12/6/2010	9988	9964	9989
12/7/2010	10047	10043	10042
12/8/2010	9978	9974	9975
12/9/2010	10002	10015	10002
12/10/2010	10015	10036	10007
12/11/2010	10015	10036	10007
12/12/2010	10015	10036	10007
12/13/2010	10162	10179	10157
12/14/2010	10197	10215	10194
12/15/2010	10123	10131	10117
12/16/2010	10069	10076	10062
12/17/2010	10048	10027	10041
12/18/2010	10048	10027	10041
12/19/2010	10048	10027	10041
12/20/2010	10062	10046	10052
12/21/2010	10176	10165	10163
12/22/2010	10181	10167	10172
12/23/2010	10188	10176	10182
12/24/2010	10188	10186	10181
12/25/2010	10188	10186	10181
12/26/2010	10188	10186	10181
12/27/2010	10176	10158	10171
12/28/2010	10217	10187	10215
12/29/2010	10281	10230	10278
12/30/2010	10264	10204	10262
12/31/2010	10328	10257	10323
1/1/2011	10328	10257	10323
1/2/2011	10328	10257	10323
1/3/2011	10345	10268	10338
1/4/2011	10397	10323	10393
1/5/2011	10259	10192	10253
1/6/2011	10286	10198	10284
1/7/2011	10276	10173	10280
1/8/2011	10276	10173	10280
1/9/2011	10276	10173	10280
1/10/2011	10205	10093	10210
1/11/2011	10249	10147	10247
1/12/2011	10380	10322	10378
1/13/2011	10518	10469	10516
1/14/2011	10486	10448	10482
1/15/2011	10486	10448	10482
1/16/2011	10486	10448	10482
1/17/2011	10486	10418	10458
1/18/2011	10569	10549	10561
1/19/2011	10606	10552	10610
1/20/2011	10390	10347	10397
1/21/2011	10439	10448	10441
1/22/2011	10439	10448	10441
1/23/2011	10439	10448	10441
1/24/2011	10513	10544	10515
1/25/2011	10530	10529	10536
1/26/2011	10579	10590	10579
1/27/2011	10609	10619	10608
1/28/2011	10505	10490	10512
1/29/2011	10505	10490	10512
1/30/2011	10505	10490	10512
1/31/2011	10486	10499	10491
2/1/2011	10646	10678	10645
2/2/2011	10710	10753	10719
2/3/2011	10636	10667	10648
2/4/2011	10665	10670	10678
2/5/2011	10665	10670	10678
2/6/2011	10665	10670	10678
2/7/2011	10725	10731	10731
2/8/2011	10811	10819	10810
2/9/2011	10752	10783	10751
2/10/2011	10653	10689	10646
2/11/2011	10638	10679	10630
2/12/2011	10638	10679	10630
2/13/2011	10638	10679	10630
2/14/2011	10678	10704	10676
2/15/2011	10683	10734	10676
2/16/2011	10727	10781	10723
2/17/2011	10808	10867	10809
2/18/2011	10840	10899	10848
2/19/2011	10840	10899	10848
2/20/2011	10840	10899	10848
2/21/2011	10840	10821	10787
2/22/2011	10670	10731	10679
2/23/2011	10599	10671	10613
2/24/2011	10555	10632	10569
2/25/2011	10670	10736	10684
2/26/2011	10670	10736	10684
2/27/2011	10670	10736	10684
2/28/2011	10781	10846	10791
3/1/2011	10816	10841	10829
3/2/2011	10720	10769	10730
3/3/2011	10757	10816	10762
3/4/2011	10794	10833	10809
3/5/2011	10794	10833	10809
3/6/2011	10794	10833	10809
3/7/2011	10744	10779	10760
3/8/2011	10690	10727	10698
3/9/2011	10722	10732	10734
3/10/2011	10510	10523	10528
3/11/2011	10451	10470	10473
3/12/2011	10451	10470	10473
3/13/2011	10451	10470	10473
3/14/2011	10203	10296	10234
3/15/2011	9715	9918	9732
3/16/2011	9875	9943	9901
3/17/2011	10040	10118	10059
3/18/2011	10119	10193	10138
3/19/2011	10119	10193	10138
3/20/2011	10119	10193	10138
3/21/2011	10247	10355	10264
3/22/2011	10404	10460	10424
3/23/2011	10367	10439	10386
3/24/2011	10456	10547	10475
3/25/2011	10456	10544	10476
3/26/2011	10456	10544	10476
3/27/2011	10456	10544	10476
3/28/2011	10424	10513	10442
3/29/2011	10402	10489	10423
3/30/2011	10527	10603	10545
3/31/2011	10549	10603	10570
4/1/2011	10522	10645	10538
4/2/2011	10522	10645	10538
4/3/2011	10522	10645	10538
4/4/2011	10596	10713	10611
4/5/2011	10525	10672	10537
4/6/2011	10552	10739	10562
4/7/2011	10512	10704	10525
4/8/2011	10648	10849	10663
4/9/2011	10648	10849	10663
4/10/2011	10648	10849	10663
4/11/2011	10633	10851	10651
4/12/2011	10517	10713	10537
4/13/2011	10574	10790	10602
4/14/2011	10567	10755	10593
4/15/2011	10547	10736	10570
4/16/2011	10547	10736	10570
4/17/2011	10547	10736	10570
4/18/2011	10401	10518	10426
4/19/2011	10421	10565	10443
4/20/2011	10653	10845	10666
4/21/2011	10779	10967	10796
4/22/2011	10779	10968	10792
4/23/2011	10779	10968	10792
4/24/2011	10779	10968	10792
4/25/2011	10749	10937	10762
4/26/2011	10786	10991	10800
4/27/2011	10791	11013	10804
4/28/2011	10989	11201	11006
4/29/2011	11021	11236	11042
4/30/2011	11021	11236	11042
5/1/2011	11021	11236	11042
5/2/2011	11109	11316	11132
5/3/2011	11040	11238	11064
5/4/2011	10971	11136	10994
5/5/2011	10865	10993	10890
5/6/2011	10850	11002	10877
5/7/2011	10850	11002	10877
5/8/2011	10850	11002	10877
5/9/2011	10737	10852	10761
5/10/2011	10843	10975	10865
5/11/2011	10838	10970	10863
5/12/2011	10707	10824	10732
5/13/2011	10668	10784	10696
5/14/2011	10668	10784	10696
5/15/2011	10668	10784	10696
5/16/2011	10596	10751	10624
5/17/2011	10480	10626	10509
5/18/2011	10579	10729	10608
5/19/2011	10589	10766	10620
5/20/2011	10540	10700	10572
5/21/2011	10540	10700	10572
5/22/2011	10540	10700	10572
5/23/2011	10308	10449	10340
5/24/2011	10342	10501	10376
5/25/2011	10342	10524	10375
5/26/2011	10436	10599	10470
5/27/2011	10562	10749	10592
5/28/2011	10562	10749	10592
5/29/2011	10562	10749	10592
5/30/2011	10562	10743	10602
5/31/2011	10722	10904	10758
6/1/2011	10717	10876	10751
6/2/2011	10579	10717	10613
6/3/2011	10577	10737	10614
6/4/2011	10577	10737	10614
6/5/2011	10577	10737	10614
6/6/2011	10537	10700	10573
6/7/2011	10577	10743	10613
6/8/2011	10483	10626	10519
6/9/2011	10478	10642	10513
6/10/2011	10352	10477	10391
6/11/2011	10352	10477	10391
6/12/2011	10352	10477	10391
6/13/2011	10342	10486	10379
6/14/2011	10471	10626	10509
6/15/2011	10323	10452	10370
6/16/2011	10135	10280	10183
6/17/2011	10205	10376	10256
6/18/2011	10205	10376	10256
6/19/2011	10205	10376	10256
6/20/2011	10156	10328	10209
6/21/2011	10331	10503	10383
6/22/2011	10395	10536	10449
6/23/2011	10153	10260	10208
6/24/2011	10193	10296	10251
6/25/2011	10193	10296	10251
6/26/2011	10193	10296	10251
6/27/2011	10161	10303	10213
6/28/2011	10245	10401	10302
6/29/2011	10432	10595	10494
6/30/2011	10590	10768	10654
7/1/2011	10635	10821	10700
7/2/2011	10635	10821	10700
7/3/2011	10635	10821	10700
7/4/2011	10635	10890	10793
7/5/2011	10683	10861	10755
7/6/2011	10625	10786	10704
7/7/2011	10666	10837	10736
7/8/2011	10623	10765	10706
7/9/2011	10623	10765	10706
7/10/2011	10623	10765	10706
7/11/2011	10388	10503	10482
7/12/2011	10325	10417	10425
7/13/2011	10494	10592	10589
7/14/2011	10401	10511	10501
7/15/2011	10378	10475	10480
7/16/2011	10378	10475	10480
7/17/2011	10378	10475	10480
7/18/2011	10225	10299	10335
7/19/2011	10338	10432	10439
7/20/2011	10467	10570	10569
7/21/2011	10620	10750	10721
7/22/2011	10716	10828	10825
7/23/2011	10716	10828	10825
7/24/2011	10716	10828	10825
7/25/2011	10635	10759	10743
7/26/2011	10711	10842	10816
7/27/2011	10590	10702	10698
7/28/2011	10489	10625	10596
7/29/2011	10479	10597	10586
7/30/2011	10479	10597	10586
7/31/2011	10479	10597	10586
8/1/2011	10426	10494	10551
8/2/2011	10220	10315	10347
8/3/2011	10051	10144	10171
8/4/2011	9688	9770	9813
8/5/2011	9484	9555	9597
8/6/2011	9484	9555	9597
8/7/2011	9484	9555	9597
8/8/2011	9171	9234	9288
8/9/2011	9204	9290	9310
8/10/2011	9136	9113	9261
8/11/2011	9252	9267	9363
8/12/2011	9400	9468	9503
8/13/2011	9400	9468	9503
8/14/2011	9400	9468	9503
8/15/2011	9587	9648	9686
8/16/2011	9539	9619	9647
8/17/2011	9595	9677	9700
8/18/2011	9234	9268	9357
8/19/2011	9106	9144	9228
8/20/2011	9106	9144	9228
8/21/2011	9106	9144	9228
8/22/2011	9068	9136	9180
8/23/2011	9171	9241	9283
8/24/2011	9206	9296	9309
8/25/2011	9169	9216	9276
8/26/2011	9189	9206	9301
8/27/2011	9189	9206	9301
8/28/2011	9189	9206	9301
8/29/2011	9365	9380	9475
8/30/2011	9441	9438	9550
8/31/2011	9622	9640	9723
9/1/2011	9600	9628	9701
9/2/2011	9400	9416	9507
9/3/2011	9400	9416	9507
9/4/2011	9400	9416	9507
9/5/2011	9400	9043	9168
9/6/2011	8914	8917	9018
9/7/2011	9151	9163	9258
9/8/2011	9201	9205	9305
9/9/2011	8917	8903	9032
9/10/2011	8917	8903	9032
9/11/2011	8917	8903	9032
9/12/2011	8659	8643	8774
9/13/2011	8758	8749	8874
9/14/2011	8786	8788	8894
9/15/2011	9007	9028	9116
9/16/2011	9101	9100	9213
9/17/2011	9101	9100	9213
9/18/2011	9101	9100	9213
9/19/2011	8902	8874	9021
9/20/2011	8965	8991	9074
9/21/2011	8905	8891	9019
9/22/2011	8484	8436	8609
9/23/2011	8499	8481	8619
9/24/2011	8499	8481	8619
9/25/2011	8499	8481	8619
9/26/2011	8466	8499	8575
9/27/2011	8849	8908	8950
9/28/2011	8824	8855	8938
9/29/2011	8884	8907	9000
9/30/2011	8700	8721	8825
10/1/2011	8700	8721	8825
10/2/2011	8700	8721	8825
10/3/2011	8498	8530	8628
10/4/2011	8287	8320	8409
10/5/2011	8409	8490	8515
10/6/2011	8673	8764	8779
10/7/2011	8787	8896	8893
10/8/2011	8787	8896	8893
10/9/2011	8787	8896	8893
10/10/2011	8956	9087	9054
10/11/2011	8994	9110	9096
10/12/2011	9141	9275	9234
10/13/2011	9096	9208	9199
10/14/2011	9144	9297	9237
10/15/2011	9144	9297	9237
10/16/2011	9144	9297	9237
10/17/2011	9141	9269	9250
10/18/2011	9020	9144	9119
10/19/2011	9098	9249	9202
10/20/2011	8923	9069	9028
10/21/2011	9156	9331	9258
10/22/2011	9156	9331	9258
10/23/2011	9156	9331	9258
10/24/2011	9329	9473	9425
10/25/2011	9283	9428	9381
10/26/2011	9245	9389	9342
10/27/2011	9694	9869	9780
10/28/2011	9734	9917	9826
10/29/2011	9734	9917	9826
10/30/2011	9734	9917	9826
10/31/2011	9369	9562	9460

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

Since Inception
(12/03/10)

Rydex MSCI EAFE Equal Weight ETF	-6.33%
MSCI EAFE Equal Weighted Gross Index	-5.40%
MSCI EAFE Total Return Index	-4.38%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX MSCI EAFE EQUAL WEIGHT ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

ODAKYU ELECTRIC RAILWAY CO., LTD.	0.26%
SHARP CORP.	0.25%
SSGA GOVERNMENT MONEY MARKET FUND	0.25%
CITY DEVELOPMENTS LTD.	0.24%
KEIKYU CORP.	0.24%
SHIMADZU CORP.	0.24%
CENTRAL JAPAN RAILWAY CO.	0.23%
KUBOTA CORP.	0.23%
NIDEC CORP.	0.23%
TOTO LTD.	0.23%

Sector Allocations*

Industrials	20.70
Financials	20.00
Consumer Discretionary	14.40
Materials	11.70
Consumer Staples	7.00
Information Technology	6.70
Health Care	6.10
Utilities	5.10
Energy	4.40
Telecommunication Services	3.90

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      25

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex MSCI Emerging Markets Equal Weight ETF returned -14.13% for the partial-year period ended October 31, 2011, compared with the benchmark MSCI Emerging Markets Equal Weighted Gross Index* (-12.30%). The cap-weighted MSCI Emerging Markets Total Return Index returned -9.11%. The ETF was launched December 3, 2010. During the period, EWEM achieved over 94% correlation to its benchmark on a daily basis.

Investor concerns about slowing global economic growth and European financial contagion was reflected in performance of emerging markets during the period, despite the higher growth rates and lower debt levels of many emerging market economies. Notable underperformance was in Asian countries, which were affected by fears that Chinese growth may slow, and in Eastern Europe, which stands to suffer if the eurozone’s sovereign debt crisis worsens. Latin America was the best-performing region, given its strong commodity markets and lower exposure to China and Europe.

*The MSCI Emerging Markets Equal Weighted Gross Index equally weights the securities in the MSCI Emerging Markets Total Return Index (the MSCI Emerging Markets Cap-Weighted Index), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. In the MSCI Emerging Markets Equal Weighted Gross Index, each security has the same weight, which means that the weight of each security is set to unity of the rebalancing date.

Cumulative Fund Performance: December 3, 2010 – October 31, 2011

	Rydex MSCI		MSCI Emerging
	Emerging Markets	MSCI Emerging	Markets Equal
	Equal Weight	Markets Total	Weighted Gross
	ETF	Return Index	Index
12/3/2010	10000	10000	10000
12/4/2010	10000	10000	10000
12/5/2010	10000	10000	10000
12/6/2010	10020	10042	10036
12/7/2010	10035	10079	10069
12/8/2010	9935	9944	9959
12/9/2010	9908	9955	9955
12/10/2010	9898	9940	9932
12/11/2010	9898	9940	9932
12/12/2010	9898	9940	9932
12/13/2010	9953	10012	9987
12/14/2010	9998	10067	10041
12/15/2010	9901	9990	9976
12/16/2010	9841	9915	9895
12/17/2010	9853	9947	9921
12/18/2010	9853	9947	9921
12/19/2010	9853	9947	9921
12/20/2010	9808	9909	9868
12/21/2010	9932	10028	9983
12/22/2010	9957	10049	10002
12/23/2010	9967	10062	10018
12/24/2010	9967	10053	10017
12/25/2010	9967	10053	10017
12/26/2010	9967	10053	10017
12/27/2010	9952	10037	10012
12/28/2010	9945	10045	10012
12/29/2010	10054	10144	10105
12/30/2010	10139	10223	10189
12/31/2010	10181	10273	10238
1/1/2011	10181	10273	10238
1/2/2011	10181	10273	10238
1/3/2011	10293	10383	10352
1/4/2011	10335	10397	10390
1/5/2011	10298	10360	10343
1/6/2011	10256	10307	10312
1/7/2011	10178	10237	10244
1/8/2011	10178	10237	10244
1/9/2011	10178	10237	10244
1/10/2011	10061	10140	10136
1/11/2011	10126	10202	10191
1/12/2011	10275	10380	10336
1/13/2011	10275	10380	10356
1/14/2011	10246	10353	10320
1/15/2011	10246	10353	10320
1/16/2011	10246	10353	10320
1/17/2011	10246	10307	10239
1/18/2011	10206	10347	10273
1/19/2011	10211	10366	10301
1/20/2011	10069	10205	10161
1/21/2011	10009	10148	10102
1/22/2011	10009	10148	10102
1/23/2011	10009	10148	10102
1/24/2011	9999	10149	10087
1/25/2011	9994	10142	10094
1/26/2011	10049	10202	10127
1/27/2011	10039	10196	10116
1/28/2011	9887	10058	9987
1/29/2011	9887	10058	9987
1/30/2011	9887	10058	9987
1/31/2011	9840	9995	9921
2/1/2011	9959	10102	9985
2/2/2011	9992	10143	10029
2/3/2011	9967	10123	10007
2/4/2011	9949	10092	9985
2/5/2011	9949	10092	9985
2/6/2011	9949	10092	9985
2/7/2011	9952	10080	9995
2/8/2011	9897	10068	9983
2/9/2011	9743	9920	9830
2/10/2011	9546	9733	9635
2/11/2011	9521	9750	9598
2/12/2011	9521	9750	9598
2/13/2011	9521	9750	9598
2/14/2011	9641	9880	9725
2/15/2011	9643	9867	9722
2/16/2011	9671	9907	9755
2/17/2011	9690	9937	9759
2/18/2011	9795	10027	9852
2/19/2011	9795	10027	9852
2/20/2011	9795	10027	9852
2/21/2011	9795	10014	9837
2/22/2011	9551	9846	9636
2/23/2011	9469	9796	9562
2/24/2011	9379	9717	9452
2/25/2011	9494	9827	9560
2/26/2011	9494	9827	9560
2/27/2011	9494	9827	9560
2/28/2011	9551	9901	9625
3/1/2011	9591	9941	9692
3/2/2011	9576	9951	9670
3/3/2011	9735	10078	9806
3/4/2011	9812	10178	9896
3/5/2011	9812	10178	9896
3/6/2011	9812	10178	9896
3/7/2011	9748	10121	9844
3/8/2011	9812	10155	9881
3/9/2011	9850	10156	9919
3/10/2011	9715	9977	9799
3/11/2011	9653	9914	9716
3/12/2011	9653	9914	9716
3/13/2011	9653	9914	9716
3/14/2011	9681	9991	9751
3/15/2011	9474	9775	9538
3/16/2011	9494	9809	9585
3/17/2011	9449	9765	9532
3/18/2011	9534	9829	9622
3/19/2011	9534	9829	9622
3/20/2011	9534	9829	9622
3/21/2011	9653	9933	9732
3/22/2011	9745	10024	9825
3/23/2011	9778	10056	9843
3/24/2011	9867	10155	9923
3/25/2011	9917	10238	9985
3/26/2011	9917	10238	9985
3/27/2011	9917	10238	9985
3/28/2011	9862	10192	9946
3/29/2011	9920	10230	9982
3/30/2011	10064	10382	10123
3/31/2011	10153	10484	10220
4/1/2011	10280	10613	10346
4/2/2011	10280	10613	10346
4/3/2011	10280	10613	10346
4/4/2011	10368	10688	10420
4/5/2011	10375	10704	10438
4/6/2011	10440	10782	10523
4/7/2011	10465	10772	10546
4/8/2011	10499	10806	10583
4/9/2011	10499	10806	10583
4/10/2011	10499	10806	10583
4/11/2011	10450	10755	10535
4/12/2011	10278	10551	10374
4/13/2011	10365	10623	10454
4/14/2011	10373	10598	10451
4/15/2011	10355	10593	10442
4/16/2011	10355	10593	10442
4/17/2011	10355	10593	10442
4/18/2011	10243	10421	10323
4/19/2011	10258	10460	10332
4/20/2011	10460	10719	10536
4/21/2011	10559	10819	10624
4/22/2011	10559	10819	10635
4/23/2011	10559	10819	10635
4/24/2011	10559	10819	10635
4/25/2011	10564	10800	10636
4/26/2011	10554	10797	10621
4/27/2011	10559	10790	10627
4/28/2011	10539	10777	10611
4/29/2011	10549	10809	10622
4/30/2011	10549	10809	10622
5/1/2011	10549	10809	10622
5/2/2011	10569	10836	10651
5/3/2011	10430	10654	10503
5/4/2011	10330	10521	10425
5/5/2011	10278	10439	10353
5/6/2011	10293	10456	10365
5/7/2011	10293	10456	10365
5/8/2011	10293	10456	10365
5/9/2011	10310	10444	10371
5/10/2011	10345	10489	10405
5/11/2011	10343	10483	10429
5/12/2011	10221	10321	10282
5/13/2011	10186	10301	10276
5/14/2011	10186	10301	10276
5/15/2011	10186	10301	10276
5/16/2011	10114	10230	10199
5/17/2011	10096	10202	10173
5/18/2011	10176	10285	10244
5/19/2011	10131	10268	10213
5/20/2011	10109	10272	10205
5/21/2011	10109	10272	10205
5/22/2011	10109	10272	10205
5/23/2011	9877	10031	9973
5/24/2011	9962	10131	10063
5/25/2011	9887	10072	9983
5/26/2011	10007	10211	10096
5/27/2011	10116	10342	10207
5/28/2011	10116	10342	10207
5/29/2011	10116	10342	10207
5/30/2011	10116	10346	10226
5/31/2011	10298	10525	10403
6/1/2011	10283	10515	10413
6/2/2011	10233	10450	10358
6/3/2011	10218	10421	10356
6/4/2011	10218	10421	10356
6/5/2011	10218	10421	10356
6/6/2011	10163	10363	10311
6/7/2011	10181	10399	10328
6/8/2011	10104	10336	10253
6/9/2011	10066	10308	10206
6/10/2011	9937	10188	10100
6/11/2011	9937	10188	10100
6/12/2011	9937	10188	10100
6/13/2011	9892	10150	10047
6/14/2011	9979	10239	10130
6/15/2011	9912	10180	10085
6/16/2011	9740	10000	9910
6/17/2011	9742	9968	9907
6/18/2011	9742	9968	9907
6/19/2011	9742	9968	9907
6/20/2011	9684	9920	9843
6/21/2011	9824	10053	9961
6/22/2011	9829	10083	9989
6/23/2011	9759	9984	9905
6/24/2011	9846	10078	10005
6/25/2011	9846	10078	10005
6/26/2011	9846	10078	10005
6/27/2011	9846	10050	9985
6/28/2011	9911	10130	10040
6/29/2011	10016	10240	10142
6/30/2011	10135	10363	10265
7/1/2011	10210	10459	10344
7/2/2011	10210	10459	10344
7/3/2011	10210	10459	10344
7/4/2011	10210	10575	10460
7/5/2011	10296	10547	10448
7/6/2011	10258	10502	10414
7/7/2011	10333	10564	10478
7/8/2011	10308	10533	10462
7/9/2011	10308	10533	10462
7/10/2011	10308	10533	10462
7/11/2011	10135	10344	10301
7/12/2011	9932	10149	10089
7/13/2011	10070	10302	10234
7/14/2011	10060	10281	10230
7/15/2011	10080	10283	10241
7/16/2011	10080	10283	10241
7/17/2011	10080	10283	10241
7/18/2011	9972	10165	10134
7/19/2011	10025	10227	10179
7/20/2011	10092	10300	10242
7/21/2011	10150	10362	10290
7/22/2011	10238	10452	10393
7/23/2011	10238	10452	10393
7/24/2011	10238	10452	10393
7/25/2011	10173	10407	10334
7/26/2011	10238	10485	10397
7/27/2011	10185	10417	10365
7/28/2011	10153	10385	10334
7/29/2011	10080	10317	10248
7/30/2011	10080	10317	10248
7/31/2011	10080	10317	10248
8/1/2011	10163	10408	10341
8/2/2011	9984	10221	10181
8/3/2011	9801	10003	9985
8/4/2011	9525	9736	9757
8/5/2011	9224	9447	9422
8/6/2011	9224	9447	9422
8/7/2011	9224	9447	9422
8/8/2011	8764	8985	8989
8/9/2011	8671	8790	8790
8/10/2011	8719	8902	8930
8/11/2011	8819	8987	8979
8/12/2011	8814	8990	8986
8/13/2011	8814	8990	8986
8/14/2011	8814	8990	8986
8/15/2011	9025	9207	9178
8/16/2011	9055	9258	9224
8/17/2011	9108	9312	9269
8/18/2011	8882	9046	9080
8/19/2011	8626	8816	8839
8/20/2011	8626	8816	8839
8/21/2011	8626	8816	8839
8/22/2011	8563	8780	8770
8/23/2011	8752	8960	8938
8/24/2011	8676	8892	8860
8/25/2011	8604	8846	8802
8/26/2011	8621	8872	8793
8/27/2011	8621	8872	8793
8/28/2011	8621	8872	8793
8/29/2011	8860	9134	9024
8/30/2011	8945	9218	9113
8/31/2011	9136	9395	9278
9/1/2011	9166	9440	9319
9/2/2011	9030	9293	9232
9/3/2011	9030	9293	9232
9/4/2011	9030	9293	9232
9/5/2011	9030	9003	8964
9/6/2011	8694	8989	8894
9/7/2011	8902	9188	9071
9/8/2011	8872	9227	9091
9/9/2011	8699	9035	8926
9/10/2011	8699	9035	8926
9/11/2011	8699	9035	8926
9/12/2011	8523	8835	8718
9/13/2011	8483	8785	8659
9/14/2011	8325	8677	8504
9/15/2011	8418	8779	8592
9/16/2011	8549	8899	8728
9/17/2011	8549	8899	8728
9/18/2011	8549	8899	8728
9/19/2011	8290	8650	8480
9/20/2011	8300	8667	8484
9/21/2011	8212	8565	8417
9/22/2011	7693	8025	7892
9/23/2011	7555	7851	7715
9/24/2011	7555	7851	7715
9/25/2011	7555	7851	7715
9/26/2011	7371	7760	7527
9/27/2011	7718	8143	7877
9/28/2011	7683	8122	7881
9/29/2011	7730	8153	7916
9/30/2011	7585	8026	7816
10/1/2011	7585	8026	7816
10/2/2011	7585	8026	7816
10/3/2011	7339	7770	7552
10/4/2011	7189	7579	7372
10/5/2011	7214	7627	7403
10/6/2011	7478	7878	7633
10/7/2011	7631	8059	7833
10/8/2011	7631	8059	7833
10/9/2011	7631	8059	7833
10/10/2011	7757	8194	7934
10/11/2011	7887	8296	8053
10/12/2011	8052	8421	8189
10/13/2011	8136	8488	8296
10/14/2011	8146	8534	8300
10/15/2011	8146	8534	8300
10/16/2011	8146	8534	8300
10/17/2011	8192	8589	8387
10/18/2011	8047	8444	8208
10/19/2011	8072	8515	8276
10/20/2011	7846	8285	8042
10/21/2011	7961	8398	8126
10/22/2011	7961	8398	8126
10/23/2011	7961	8398	8126
10/24/2011	8237	8666	8370
10/25/2011	8252	8720	8423
10/26/2011	8324	8767	8471
10/27/2011	8687	9072	8762
10/28/2011	8775	9221	8902
10/29/2011	8775	9221	8902
10/30/2011	8775	9221	8902
10/31/2011	8588	9089	8772

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

Since Inception
(12/03/10)

Rydex MSCI Emerging Markets Equal Weight ETF	-14.13%
MSCI Emerging Markets Equal Weighted Gross Index	-12.30%
MSCI Emerging Markets Total Return Index	-9.11%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

WISDOMTREE INDIA EARNINGS FUND	8.14%
ISHARES MSCI BRAZIL INDEX FUND	6.38%
SSGA GOVERNMENT MONEY MARKET FUND	0.48%
MEDIATEK, INC.	0.31%
PTT GLOBAL CHEMICAL PCL	0.30%
TSINGTAO BREWERY CO., LTD. — CLASS H	0.30%
HIWIN TECHNOLOGIES CORP.	0.28%
YUANTA FINANCIAL HOLDING CO., LTD.	0.24%
BYD CO., LTD. — CLASS H	0.22%
CHINA RESOURCES ENTERPRISE LTD.	0.22%

Sector Allocations*

Financials	18.50
Exchange Traded Funds	14.60
Industrials	13.60
Materials	12.50
Information Technology	10.20
Consumer Discretionary	8.50
Consumer Staples	6.30
Energy	5.70
Telecommunication Services	5.10
Utilities	3.50
Health Care	1.50

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      27

RYDEX MSCI ACWI EQUAL WEIGHT ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex MSCI ACWI Equal Weight ETF (EWAC) returned -8.55% for the partial-year period ended October 31, 2011, compared with the benchmark MSCI ACWI Equal Weighted Gross Index* (-8.07%). The cap-weighted MSCI ACWI Total Return Index returned -4.35%. The ETF was launched January 7, 2011. During the period, EWAC achieved over 84% correlation to its benchmark on a daily basis.

Major differences between the ACWI and the EAFE are that the ACWI includes the U.S. and Canada, as well as emerging markets, whereas the EAFE excludes them.

The period was characterized by fears of a looming recession in Europe, if not the globe, and the spread of Europe’s sovereign credit crisis, raising the question of the future of the eurozone. The situation has been compounded by continuing deleveraging in the developed world and tightening in emerging markets in response to inflation threats. Many observers believe the stronger action by institutions like the European Central Bank, under a new leader, will be needed to help weaker countries restructure and reform, while preserving the monetary union. Market turmoil is likely to continue until policymakers find a resolution to Europe’s fiscal crisis and investors see improvement in the global economy.

*The MSCI ACWI (All Country World Index) Equal Weighted Gross Index equally weights the securities in the MSCI ACWI Total Return Index (the MSCI ACWI cap-weighted index), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets. In the MSCI ACWI Equal Weighted Index, each security has the same weight, which means that the weight of each security is set to unity of the rebalancing date.

Cumulative Fund Performance: January 7, 2011 – October 31, 2011

		MSCI All
	Rydex MSCI	Country World	MSCI ACWI
	ACWI Equal	(ACWI) Total	Equal Weighted
	Weight ETF	Return Index	Gross Index
1/7/2011	10000	10000	10000
1/8/2011	10000	10000	10000
1/9/2011	10000	10000	10000
1/10/2011	9955	9948	9937
1/11/2011	10000	10001	9985
1/12/2011	10128	10135	10107
1/13/2011	10135	10181	10161
1/14/2011	10168	10202	10153
1/15/2011	10168	10202	10153
1/16/2011	10168	10202	10153
1/17/2011	10168	10186	10120
1/18/2011	10188	10250	10181
1/19/2011	10113	10204	10170
1/20/2011	10015	10090	10033
1/21/2011	10020	10132	10035
1/22/2011	10020	10132	10035
1/23/2011	10020	10132	10035
1/24/2011	10063	10198	10077
1/25/2011	10028	10188	10084
1/26/2011	10115	10247	10135
1/27/2011	10150	10266	10151
1/28/2011	9930	10119	10026
1/29/2011	9930	10119	10026
1/30/2011	9930	10119	10026
1/31/2011	10043	10151	10019
2/1/2011	10130	10315	10143
2/2/2011	10130	10339	10180
2/3/2011	10128	10317	10158
2/4/2011	10130	10325	10173
2/5/2011	10130	10325	10173
2/6/2011	10130	10325	10173
2/7/2011	10178	10376	10213
2/8/2011	10208	10428	10251
2/9/2011	10208	10377	10169
2/10/2011	10058	10322	10077
2/11/2011	10090	10346	10078
2/12/2011	10090	10346	10078
2/13/2011	10090	10346	10078
2/14/2011	10123	10391	10145
2/15/2011	10098	10386	10135
2/16/2011	10180	10444	10186
2/17/2011	10215	10500	10236
2/18/2011	10251	10532	10285
2/19/2011	10251	10532	10285
2/20/2011	10251	10532	10285
2/21/2011	10251	10500	10256
2/22/2011	10013	10343	10084
2/23/2011	9970	10282	10008
2/24/2011	9920	10254	9959
2/25/2011	10143	10366	10082
2/26/2011	10143	10366	10082
2/27/2011	10143	10366	10082
2/28/2011	10238	10446	10159
3/1/2011	10095	10380	10153
3/2/2011	10145	10363	10116
3/3/2011	10288	10476	10220
3/4/2011	10266	10466	10253
3/5/2011	10266	10466	10253
3/6/2011	10266	10466	10253
3/7/2011	10155	10395	10190
3/8/2011	10258	10415	10202
3/9/2011	10256	10407	10221
3/10/2011	10028	10208	10051
3/11/2011	10043	10211	10022
3/12/2011	10043	10211	10022
3/13/2011	10043	10211	10022
3/14/2011	9960	10128	9930
3/15/2011	9780	9901	9643
3/16/2011	9531	9828	9683
3/17/2011	9717	9954	9756
3/18/2011	9829	10012	9832
3/19/2011	9829	10012	9832
3/20/2011	9829	10012	9832
3/21/2011	10014	10164	9961
3/22/2011	10007	10201	10041
3/23/2011	10060	10210	10040
3/24/2011	10132	10307	10127
3/25/2011	10135	10331	10157
3/26/2011	10135	10331	10157
3/27/2011	10135	10331	10157
3/28/2011	10127	10296	10119
3/29/2011	10160	10325	10143
3/30/2011	10295	10429	10267
3/31/2011	10303	10436	10309
4/1/2011	10390	10499	10362
4/2/2011	10390	10499	10362
4/3/2011	10390	10499	10362
4/4/2011	10398	10539	10415
4/5/2011	10393	10528	10400
4/6/2011	10420	10575	10444
4/7/2011	10423	10549	10429
4/8/2011	10453	10597	10483
4/9/2011	10453	10597	10483
4/10/2011	10453	10597	10483
4/11/2011	10425	10571	10450
4/12/2011	10290	10444	10325
4/13/2011	10358	10488	10383
4/14/2011	10390	10470	10379
4/15/2011	10415	10480	10384
4/16/2011	10415	10480	10384
4/17/2011	10415	10480	10384
4/18/2011	10205	10316	10254
4/19/2011	10280	10373	10282
4/20/2011	10493	10584	10477
4/21/2011	10558	10672	10573
4/22/2011	10558	10672	10575
4/23/2011	10558	10672	10575
4/24/2011	10558	10672	10575
4/25/2011	10531	10646	10557
4/26/2011	10614	10709	10589
4/27/2011	10669	10741	10605
4/28/2011	10664	10832	10686
4/29/2011	10812	10863	10711
4/30/2011	10812	10863	10711
5/1/2011	10812	10863	10711
5/2/2011	10726	10890	10752
5/3/2011	10573	10807	10652
5/4/2011	10508	10713	10576
5/5/2011	10390	10596	10492
5/6/2011	10501	10628	10509
5/7/2011	10501	10628	10509
5/8/2011	10501	10628	10509
5/9/2011	10501	10590	10484
5/10/2011	10606	10682	10563
5/11/2011	10461	10625	10540
5/12/2011	10476	10562	10451
5/13/2011	10320	10507	10416
5/14/2011	10320	10507	10416
5/15/2011	10320	10507	10416
5/16/2011	10303	10455	10347
5/17/2011	10295	10403	10289
5/18/2011	10398	10502	10385
5/19/2011	10378	10525	10387
5/20/2011	10315	10466	10349
5/21/2011	10315	10466	10349
5/22/2011	10315	10466	10349
5/23/2011	10167	10280	10147
5/24/2011	10145	10308	10185
5/25/2011	10180	10331	10171
5/26/2011	10255	10397	10260
5/27/2011	10328	10494	10358
5/28/2011	10328	10494	10358
5/29/2011	10328	10494	10358
5/30/2011	10328	10494	10369
5/31/2011	10473	10629	10514
6/1/2011	10295	10502	10446
6/2/2011	10340	10425	10372
6/3/2011	10348	10386	10341
6/4/2011	10348	10386	10341
6/5/2011	10348	10386	10341
6/6/2011	10182	10308	10273
6/7/2011	10265	10328	10299
6/8/2011	10155	10251	10217
6/9/2011	10255	10289	10219
6/10/2011	10042	10141	10096
6/11/2011	10042	10141	10096
6/12/2011	10042	10141	10096
6/13/2011	10054	10138	10066
6/14/2011	10092	10268	10187
6/15/2011	9937	10111	10072
6/16/2011	9909	10017	9933
6/17/2011	9821	10060	9968
6/18/2011	9821	10060	9968
6/19/2011	9821	10060	9968
6/20/2011	9944	10061	9946
6/21/2011	10112	10217	10098
6/22/2011	10082	10206	10120
6/23/2011	10034	10070	9992
6/24/2011	9989	10042	10013
6/25/2011	9989	10042	10013
6/26/2011	9989	10042	10013
6/27/2011	10017	10081	10009
6/28/2011	10114	10193	10099
6/29/2011	10318	10328	10233
6/30/2011	10378	10462	10363
7/1/2011	10483	10561	10446
7/2/2011	10483	10561	10446
7/3/2011	10483	10561	10446
7/4/2011	10483	10607	10523
7/5/2011	10463	10588	10501
7/6/2011	10413	10557	10470
7/7/2011	10541	10636	10536
7/8/2011	10425	10569	10494
7/9/2011	10425	10569	10494
7/10/2011	10425	10569	10494
7/11/2011	10210	10351	10294
7/12/2011	10182	10273	10194
7/13/2011	10290	10384	10319
7/14/2011	10255	10316	10259
7/15/2011	10262	10332	10273
7/16/2011	10262	10332	10273
7/17/2011	10262	10332	10273
7/18/2011	10097	10207	10151
7/19/2011	10230	10348	10254
7/20/2011	10287	10410	10325
7/21/2011	10370	10552	10432
7/22/2011	10458	10598	10508
7/23/2011	10458	10598	10508
7/24/2011	10458	10598	10508
7/25/2011	10473	10539	10441
7/26/2011	10448	10560	10477
7/27/2011	10300	10392	10355
7/28/2011	10232	10346	10297
7/29/2011	10232	10292	10250
7/30/2011	10232	10292	10250
7/31/2011	10232	10292	10250
8/1/2011	10172	10244	10248
8/2/2011	9943	10030	10041
8/3/2011	9863	9958	9920
8/4/2011	9303	9553	9567
8/5/2011	9288	9416	9351
8/6/2011	9288	9416	9351
8/7/2011	9288	9416	9351
8/8/2011	8791	8937	8907
8/9/2011	9067	9129	8967
8/10/2011	8779	8911	8918
8/11/2011	9077	9170	9082
8/12/2011	9198	9268	9150
8/13/2011	9198	9268	9150
8/14/2011	9198	9268	9150
8/15/2011	9361	9462	9343
8/16/2011	9168	9414	9314
8/17/2011	9281	9449	9346
8/18/2011	8939	9055	9030
8/19/2011	8799	8914	8867
8/20/2011	8799	8914	8867
8/21/2011	8799	8914	8867
8/22/2011	8786	8907	8828
8/23/2011	9015	9112	9002
8/24/2011	9030	9177	9016
8/25/2011	8887	9076	8942
8/26/2011	9030	9137	8990
8/27/2011	9030	9137	8990
8/28/2011	9030	9137	8990
8/29/2011	9195	9364	9215
8/30/2011	9213	9413	9286
8/31/2011	9401	9540	9425
9/1/2011	9338	9492	9396
9/2/2011	9155	9282	9224
9/3/2011	9155	9282	9224
9/4/2011	9155	9282	9224
9/5/2011	9155	9095	9004
9/6/2011	8959	9014	8904
9/7/2011	9110	9258	9136
9/8/2011	9055	9238	9132
9/9/2011	8786	8973	8901
9/10/2011	8786	8973	8901
9/11/2011	8786	8973	8901
9/12/2011	8746	8865	8741
9/13/2011	8786	8941	8791
9/14/2011	8849	8997	8785
9/15/2011	8972	9178	8934
9/16/2011	8939	9239	9021
9/17/2011	8939	9239	9021
9/18/2011	8939	9239	9021
9/19/2011	8846	9073	8832
9/20/2011	8831	9113	8842
9/21/2011	8570	8930	8716
9/22/2011	8206	8530	8288
9/23/2011	8264	8544	8246
9/24/2011	8264	8544	8246
9/25/2011	8264	8544	8246
9/26/2011	8314	8631	8216
9/27/2011	8603	8893	8513
9/28/2011	8379	8777	8445
9/29/2011	8482	8831	8491
9/30/2011	8151	8639	8327
10/1/2011	8151	8639	8327
10/2/2011	8151	8639	8327
10/3/2011	7896	8405	8076
10/4/2011	8064	8376	7988
10/5/2011	8092	8532	8093
10/6/2011	8309	8756	8328
10/7/2011	8334	8797	8411
10/8/2011	8334	8797	8411
10/9/2011	8334	8797	8411
10/10/2011	8663	9023	8580
10/11/2011	8684	9056	8644
10/12/2011	8824	9186	8776
10/13/2011	8788	9151	8790
10/14/2011	8831	9275	8854
10/15/2011	8831	9275	8854
10/16/2011	8831	9275	8854
10/17/2011	8760	9184	8831
10/18/2011	8816	9203	8779
10/19/2011	8745	9195	8800
10/20/2011	8561	9109	8665
10/21/2011	8842	9312	8839
10/22/2011	8842	9312	8839
10/23/2011	8842	9312	8839
10/24/2011	9017	9469	9038
10/25/2011	8938	9367	8980
10/26/2011	8964	9405	9008
10/27/2011	9525	9791	9374
10/28/2011	9486	9835	9443
10/29/2011	9486	9835	9443
10/30/2011	9486	9835	9443
10/31/2011	9145	9565	9194

TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

Since Inception
(01/07/11)

Rydex MSCI ACWI Equal Weight ETF	-8.55%
MSCI ACWI Equal Weighted Gross Index	-8.07%
MSCI ACWI Total Return Index	-4.35%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX MSCI ACWI EQUAL WEIGHT ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

RYDEX MSCI EAFE EQUAL WEIGHT ETF	38.15%
RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF	31.63%
SSGA GOVERNMENT MONEY MARKET FUND	1.67%
PRICELINE.COM, INC.	0.11%
INTUITIVE SURGICAL, INC.	0.10%
APPLE, INC.	0.09%
MASTERCARD, INC. — CLASS A	0.08%
WASHINGTON POST CO.(THE) — CLASS B	0.08%
BIOGEN IDEC, INC.	0.07%
GOODRICH CORP.	0.07%

Sector Allocations*

Exchange Traded Funds	71.00
Financials	4.80
Consumer Discretionary	4.60
Information Technology	4.00
Industrials	3.60
Energy	2.90
Health Care	2.80
Consumer Staples	2.10
Materials	2.00
Utilities	1.60
Telecommunication Services	0.60

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      29

RYDEX S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Equal Weight Consumer Discretionary ETF returned 13.91%, compared to its benchmark, the S&P 500 Equal Weight Consumer Discretionary Total Return Index*, which delivered 14.72% and the capitalization-weighted S&P 500 Consumer Discretionary Total Return Index, which returned 12.74% in the same time period. The ETF achieved over 99% correlation to its benchmark on a daily basis. The ETF outperformed the broad-market S&P 500 Total Return Index by almost six percentage points.

The sector enjoyed a bounce after steps to resolve the European debt crisis were taken in September. Although consumer confidence remains low, and the unemployment rate remains high, retail sales have been strong, reflecting positive, yet slow, economic growth. An accommodative Federal Reserve and easing commodity prices are also tailwinds for consumers, and fears of another recession have abated. Retailers are also benefiting from some pricing power due to lean inventories. The biggest threat to the sector continues to be sentiment; if the poor job market continues to pressure consumers, they may eventually curtail spending.

Multiline retail was the largest contributor to performance. Professional services was the only detractor.

VF Corp. and Abercrombie & Fitch Co. (Class A) were among the stocks with largest positive contributions to performance for the year. PulteGroup, Inc. and Best Buy Co., Inc. were among the stocks with the largest negative contributions to performance.

*The S&P 500 Equal Weight Consumer Discretionary Total Return Index is an unmanaged equal weighted version of the S&P 500 Consumer Discretionary Total Return Index that consists of the common stocks of the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing that comprise the Consumer Discretionary sector of the S&P 500 Total Return Index.

S&P 500 Total Return Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Cumulative Fund Performance: November 1, 2006 – October 31, 2011

			S&P 500
	Rydex S&P		Equal Weighted
	500 Equal	S&P 500	Consumer Discretionary
	Weight Consumer	Total Return	Total Return
	Discretionary ETF	Index	Index
11/1/2006	10000	10000	10000
11/30/2006	10313	10264	10314
12/31/2006	10431	10408	10436
1/31/2007	10767	10566	10779
2/28/2007	10593	10359	10608
3/31/2007	10567	10475	10586
4/30/2007	10953	10939	10976
5/31/2007	11292	11321	11322
6/30/2007	10997	11133	11034
7/31/2007	10202	10787	10240
8/31/2007	10081	10949	10123
9/30/2007	9929	11359	9978
10/31/2007	9960	11539	10027
11/30/2007	9206	11057	9270
12/31/2007	8749	10980	8809
1/31/2008	8875	10322	8939
2/29/2008	8297	9986	8340
3/31/2008	8299	9943	8335
4/30/2008	8649	10427	8690
5/31/2008	8636	10562	8687
6/30/2008	7455	9672	7496
7/31/2008	7532	9591	7577
8/31/2008	8081	9729	8133
9/30/2008	7479	8862	7537
10/31/2008	5652	7374	5702
11/30/2008	4855	6845	4902
12/31/2008	5159	6918	5217
1/31/2009	4523	6335	4574
2/28/2009	4076	5660	4125
3/31/2009	4688	6156	4743
4/30/2009	6171	6745	6250
5/31/2009	6120	7122	6193
6/30/2009	6040	7137	6104
7/31/2009	6934	7676	7013
8/31/2009	7423	7953	7510
9/30/2009	7884	8250	7980
10/31/2009	7583	8097	7660
11/30/2009	8029	8583	8119
12/31/2009	8462	8748	8547
1/31/2010	8348	8434	8435
2/28/2010	8784	8695	8876
3/31/2010	9520	9220	9636
4/30/2010	10085	9365	10214
5/31/2010	9339	8617	9461
6/30/2010	8298	8166	8401
7/31/2010	8945	8738	9063
8/31/2010	8405	8344	8518
9/30/2010	9544	9089	9681
10/31/2010	9885	9434	10032
11/30/2010	10195	9436	10349
12/31/2010	10728	10066	10900
1/31/2011	10641	10305	10818
2/28/2011	11293	10658	11488
3/31/2011	11294	10662	11495
4/30/2011	11789	10978	12005
5/31/2011	11785	10854	12005
6/30/2011	11706	10673	11932
7/31/2011	11520	10456	11756
8/31/2011	10726	9888	10951
9/30/2011	9803	9193	10011
10/31/2011	11259	10197	11509

RYDEX S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
MANAGER’S ANALYSIS (Unaudited) (concluded)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(11/01/06)

Rydex S&P 500 Equal Weight Consumer Discretionary ETF	13.91%	25.84%	2.40%	2.40%
S&P 500 Equal Weight Consumer Discretionary Total Return Index	14.72%	26.38%	2.69%	2.85%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	0.39%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      31

RYDEX S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

GOODYEAR TIRE & RUBBER CO.(THE)	1.60%
HARMAN INTERNATIONAL INDUSTRIES, INC.	1.58%
SEARS HOLDINGS CORP.	1.54%
INTERPUBLIC GROUP OF COS., INC.(THE)	1.46%
LENNAR CORP. — CLASS A	1.46%
INTERNATIONAL GAME TECHNOLOGY	1.44%
GANNETT CO., INC.	1.42%
PULTE HOMES, INC.	1.42%
DR HORTON, INC.	1.41%
J.C. PENNEY CO., INC.	1.40%

Industry Allocations*

Specialty Retail	21.84
Media	20.35
Hotels, Restaurants & Leisure	14.31
Multiline Retail	10.93
Household Durables	9.66
Textiles, Apparel & Luxury Goods	5.38
Internet & Catalog Retail	4.03
Diversified Consumer Services	3.65
Auto Components	2.94
Automobiles	2.65
Leisure Equipment & Products	2.57
Distributors	1.33
Short-Term Investments	0.36

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

RYDEX S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Equal Weight Consumer Staples ETF returned 12.37%. For the same period, its benchmark, the S&P 500 Equal Weight Consumer Staples Total Return Index*, returned 13.12%, while the cap-weighted S&P 500 Consumer Staples Total Return Index delivered a return of 11.29%. The Fund achieved over 99% correlation to its benchmark on a daily basis. The ETF outperformed the broad-market S&P 500 Total Return Index by more than four percentage points.

Consumer staples stocks have benefited as market performance declined over the course of 2011. Investors are often attracted to the group due to its defensive characteristics, which means its earnings tend to hold up in tough economic times. But when the economy is improving, as it began to do in the third quarter of 2011, consumers shift extra spending to more discretionary items, and the staples sector often underperforms. Continuing uneven economic recovery would be a positive for the group, along with retailers’ attempts to offer customers more perceived value. Fundamentals of companies in the sector remain solid and the sector’s relatively higher exposure to emerging markets compared with other sectors has benefited performance, as growth prospects in emerging markets have been outweighing those domestically.

The food products industry was the largest contributor to performance. Personal products was the fund’s only detractor to performance.

Hormel Foods Corp. and Whole Foods Market, Inc. were among the stocks with largest positive contributions to performance for the year. Safeway, Inc. and SUPERVALU, Inc. were among the stocks with the largest negative contributions to performance.

*The S&P 500 Equal Weight Consumer Staples Total Return Index is an unmanaged equal weighted version of the S&P 500 Consumer Staples Total Return Index that consists of the common stocks of the following industries: food and drug retailing, beverages, food products, tobacco, household products and personal products that comprise the Consumer Staples sector of the S&P 500 Total Return Index.

S&P 500 Total Return Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Cumulative Fund Performance: November 1, 2006 – October 31, 2011

			S&P 500
	Rydex S&P		Equal Weighted
	500 Equal	S&P 500	Consumer Staples
	Weight Consumer	Total Return	Total Return
	Staples ETF	Index	Index
11/1/2006	10000	10000	10000
11/30/2006	10029	10264	10032
12/31/2006	10230	10408	10238
1/31/2007	10416	10566	10429
2/28/2007	10359	10359	10376
3/31/2007	10592	10475	10616
4/30/2007	10952	10939	10977
5/31/2007	11052	11321	11084
6/30/2007	10838	11133	10914
7/31/2007	10421	10787	10498
8/31/2007	10663	10949	10746
9/30/2007	10958	11359	11050
10/31/2007	11146	11539	11252
11/30/2007	11256	11057	11334
12/31/2007	11097	10980	11181
1/31/2008	10327	10322	10410
2/29/2008	10283	9986	10369
3/31/2008	10547	9943	10636
4/30/2008	10713	10427	10802
5/31/2008	10926	10562	11023
6/30/2008	10112	9672	10202
7/31/2008	10381	9591	10480
8/31/2008	10536	9729	10641
9/30/2008	10376	8862	10487
10/31/2008	8931	7374	9029
11/30/2008	8378	6845	8465
12/31/2008	8680	6918	8771
1/31/2009	8381	6335	8471
2/28/2009	7754	5660	7837
3/31/2009	8123	6156	8216
4/30/2009	8781	6745	8891
5/31/2009	9191	7122	9310
6/30/2009	9273	7137	9396
7/31/2009	9938	7676	10075
8/31/2009	10135	7953	10281
9/30/2009	10458	8250	10615
10/31/2009	10681	8097	10847
11/30/2009	10875	8583	11050
12/31/2009	10981	8748	11163
1/31/2010	10968	8434	11154
2/28/2010	11465	8695	11668
3/31/2010	12019	9220	12240
4/30/2010	12039	9365	12266
5/31/2010	11408	8617	11624
6/30/2010	11123	8166	11336
7/31/2010	11778	8738	12010
8/31/2010	11468	8344	11699
9/30/2010	12125	9089	12379
10/31/2010	12486	9434	12762
11/30/2010	12341	9436	12618
12/31/2010	12952	10066	13252
1/31/2011	12639	10305	12936
2/28/2011	13306	10658	13627
3/31/2011	13573	10662	13910
4/30/2011	14359	10978	14722
5/31/2011	14707	10854	15088
6/30/2011	14383	10673	14762
7/31/2011	14072	10456	14449
8/31/2011	13793	9888	14166
9/30/2011	13280	9193	13644
10/31/2011	14030	10197	14435

ANNUAL REPORT      33

RYDEX S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF
MANAGER’S ANALYSIS (Unaudited) (concluded)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(11/01/06)

Rydex S&P 500 Equal Weight Consumer Staples ETF	12.37%	16.25%	7.01%	7.01%
S&P 500 Equal Weight Consumer Staples Total Return Index	13.12%	16.93%	7.49%	7.62%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	0.39%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

BEAM, INC.	2.65%
TYSON FOODS, INC. — CLASS A	2.60%
DEAN FOODS CO.	2.52%
SAFEWAY, INC.	2.52%
WAL-MART STORES, INC.	2.51%
BROWN-FORMAN CORP. — CLASS B	2.50%
CONAGRA FOODS, INC.	2.49%
CAMPBELL SOUP CO.	2.48%
HORMEL FOODS CORP.	2.47%
CONSTELLATION BRANDS, INC. — CLASS A	2.46%

Industry Allocations*

Food Products	36.22
Food & Staples Retailing	21.46
Beverages	19.16
Tobacco	9.50
Household Products	9.24
Personal Products	4.26
Short-Term Investments	0.16

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      35

RYDEX S&P 500 EQUAL WEIGHT ENERGY ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Equal Weight Energy ETF returned 20.09%. For the same period, its benchmark, the S&P 500 Equal Weight Energy Total Return Index*, returned 20.78%, outperforming the cap-weighted S&P 500 Energy Total Return Index’s 19.24% total return. The Fund achieved over 99% correlation to its benchmark on a daily basis. The ETF outperformed the S&P 500 Total Return Index by 12 percentage points.

Better growth expectations in high-demand countries like the U.S. and China pushed the price of oil higher in October 2011, back to $100-per-barrel levels it had not seen since mid-year. The sector is expected to be volatile as long as concerns remain about the strength of the global economy. The sector remains squeezed between worldwide political developments that could threaten supply and the curtailing of stimulus in some countries that could contribute to slower economic growth.

The oil, gas and consumable fuels industry; and energy equipment and services contributed the most to performance. None of the fund’s industries had negative performance during the period.

El Paso Corp. and Cabot Oil & Gas Corp. were among the stocks with largest positive contributions to performance for the year. Murphy Oil Corp. and Marathon Petroleum Corp. were among the stocks with the largest negative contributions to performance.

*The S&P 500 Equal Weight Energy Total Return Index is an unmanaged equal weighted version of the S&P 500 Energy Total Return Index that consists of the common stocks of the following industries: oil and gas exploration, production, marketing, refining and/or transportation and energy equipment and services industries that comprise the Energy sector of the S&P 500 Total Return Index.

S&P 500 Total Return Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Cumulative Fund Performance: November 1, 2006 – October 31, 2011

	Rydex S&P		S&P 500
	500 Equal	S&P 500	Equal Weighted
	Weight Energy	Total Return	Energy Total
	ETF	Index	Return Index
11/1/2006	10000	10000	10000
11/30/2006	10951	10264	10956
12/31/2006	10364	10408	10373
1/31/2007	10383	10566	10398
2/28/2007	10307	10359	10324
3/31/2007	10934	10475	10960
4/30/2007	11604	10939	11640
5/31/2007	12515	11321	12561
6/30/2007	12639	11133	12691
7/31/2007	12446	10787	12502
8/31/2007	12338	10949	12397
9/30/2007	13302	11359	13376
10/31/2007	14027	11539	14113
11/30/2007	13397	11057	13493
12/31/2007	14634	10980	14728
1/31/2008	12942	10322	13026
2/29/2008	14318	9986	14421
3/31/2008	14036	9943	14145
4/30/2008	15306	10427	15435
5/31/2008	16516	10562	16668
6/30/2008	17269	9672	17438
7/31/2008	14244	9591	14375
8/31/2008	14084	9729	14217
9/30/2008	11463	8862	11568
10/31/2008	8518	7374	8600
11/30/2008	7935	6845	8028
12/31/2008	7491	6918	7580
1/31/2009	7566	6335	7665
2/28/2009	6682	5660	6773
3/31/2009	6899	6156	7000
4/30/2009	7977	6745	8102
5/31/2009	9442	7122	9596
6/30/2009	8492	7137	8632
7/31/2009	9197	7676	9354
8/31/2009	9334	7953	9498
9/30/2009	10232	8250	10418
10/31/2009	10340	8097	10533
11/30/2009	10453	8583	10652
12/31/2009	10881	8748	11101
1/31/2010	10510	8434	10725
2/28/2010	11007	8695	11237
3/31/2010	11349	9220	11594
4/30/2010	11735	9365	11995
5/31/2010	10353	8617	10584
6/30/2010	9840	8166	10062
7/31/2010	10670	8738	10915
8/31/2010	9976	8344	10208
9/30/2010	11139	9089	11406
10/31/2010	11760	9434	12052
11/30/2010	12640	9436	12962
12/31/2010	13766	10066	14126
1/31/2011	14807	10305	15200
2/28/2011	15981	10658	16414
3/31/2011	16505	10662	16970
4/30/2011	16485	10978	16956
5/31/2011	15878	10854	16341
6/30/2011	15480	10673	15934
7/31/2011	15920	10456	16396
8/31/2011	14070	9888	14496
9/30/2011	11396	9193	11739
10/31/2011	14123	10197	14558

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(11/01/06)

Rydex S&P 500 Equal Weight Energy ETF	20.09%	18.36%	7.15%	7.15%
S&P 500 Equal Weight Energy Total Return Index	20.78%	19.18%	7.56%	7.80%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	0.39%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX S&P 500 EQUAL WEIGHT ENERGY ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

EL PASO CORP.	2.97%
OCCIDENTAL PETROLEUM CORP.	2.59%
VALERO ENERGY CORP.	2.58%
WILLIAMS COS., INC.(THE)	2.57%
CABOT OIL & GAS CORP.	2.54%
NATIONAL-OILWELL VARCO, INC.	2.54%
SPECTRA ENERGY CORP.	2.54%
TESORO CORP.	2.54%
NOBLE ENERGY, INC.	2.52%
RANGE RESOURCES CORP.	2.52%

Industry Allocations*

Oil, Gas & Consumable Fuels	74.62
Energy Equipment & Services	25.33
Short-Term Investments	0.05

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      37

RYDEX S&P 500 EQUAL WEIGHT FINANCIALS ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Equal Weight Financials ETF returned -2.25%. For the same period, its benchmark, the S&P 500 Equal Weight Financials Total Return Index*, returned -1.73%, outperforming the cap-weighted S&P 500 Financials Total Return Index’s -5.89% total return. Rydex S&P 500 Equal Weight Financials ETF achieved a daily correlation of over 99% to its benchmark on a daily basis. The ETF underperformed the S&P 500 Total Return Index by 10 percentage points.

The Financials sector, like many others, experienced considerable volatility over the past 12 months, most recently due to fears of contagion related to the troubles of European banks and that region’s sovereign debt crisis. In the U.S., investors in the sector are still cautious about the impact of housing issues, particularly the growing level of foreclosures and the resulting detrimental effect on banks’ balance sheets. Other concerns impacting profits are new regulations around proprietary trading and lending, as well as new limits on credit card fees. Nonetheless, many financial institutions are returning to health and are benefiting from looser lending standards and an improving economy that is increasing loan demand. Fears of the impact of lower interest rates and volatile equity markets have checked performance of some insurers, while capital market activity remains subdued. Among REITs, the best performing group has been the large, higher-quality property owners.

Real estate investment trusts and consumer finance were the largest contributors to performance, while capital markets and commercial banks detracted from performance.

Moody’s Corp. and Simon Property Group Inc. were among the stocks bringing the largest positive contributions to performance for the year. Hudson City Bancorp Inc. and Genworth Financial, Inc. (Class A) were among the stocks with the largest negative contributions to performance.

*The S&P 500 Equal Weight Financials Total Return Index is an unmanaged equal weighted version of the S&P 500 Financials Total Return Index that consists of the common stocks of the following industries: banks, diversified financials, brokerage, asset management insurance and real estate, including investment trusts that comprise the Financials sector of the S&P 500 Total Return Index.

S&P 500 Total Return Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Cumulative Fund Performance: November 1, 2006 – October 31, 2011

	Rydex S&P		S&P 500
	500 Equal	S&P 500	Equal Weighted
	Weight Financial	Equal Total	Financial Total
	ETF	Return Index	Return Index
11/1/2006	10000	10000	10000
11/30/2006	10198	10264	10204
12/31/2006	10505	10408	10519
1/31/2007	10745	10566	10765
2/28/2007	10536	10359	10559
3/31/2007	10394	10475	10421
4/30/2007	10757	10939	10792
5/31/2007	11021	11321	11063
6/30/2007	10589	11133	10630
7/31/2007	9699	10787	9739
8/31/2007	9732	10949	9779
9/30/2007	9970	11359	10024
10/31/2007	9777	11539	9831
11/30/2007	9059	11057	9129
12/31/2007	8587	10980	8658
1/31/2008	8524	10322	8592
2/29/2008	7741	9986	7798
3/31/2008	7499	9943	7554
4/30/2008	7873	10427	7940
5/31/2008	7629	10562	7708
6/30/2008	6292	9672	6361
7/31/2008	6504	9591	6581
8/31/2008	6754	9729	6844
9/30/2008	6156	8862	6326
10/31/2008	4606	7374	4720
11/30/2008	3800	6845	3896
12/31/2008	3882	6918	3989
1/31/2009	3030	6335	3108
2/28/2009	2438	5660	2505
3/31/2009	2835	6156	2920
4/30/2009	3553	6745	3674
5/31/2009	4075	7122	4216
6/30/2009	3973	7137	4111
7/31/2009	4316	7676	4479
8/31/2009	4930	7953	5119
9/30/2009	5107	8250	5307
10/31/2009	4752	8097	4938
11/30/2009	4977	8583	5174
12/31/2009	5067	8748	5272
1/31/2010	5050	8434	5255
2/28/2010	5224	8695	5440
3/31/2010	5761	9220	6004
4/30/2010	5974	9365	6230
5/31/2010	5441	8617	5673
6/30/2010	5100	8166	5319
7/31/2010	5499	8738	5738
8/31/2010	5138	8344	5363
9/30/2010	5542	9089	5790
10/31/2010	5676	9434	5932
11/30/2010	5594	9436	5847
12/31/2010	6224	10066	6511
1/31/2011	6380	10305	6678
2/28/2011	6622	10658	6935
3/31/2011	6512	10662	6824
4/30/2011	6630	10978	6950
5/31/2011	6469	10854	6785
6/30/2011	6271	10673	6580
7/31/2011	6023	10456	6320
8/31/2011	5416	9888	5686
9/30/2011	4840	9193	5081
10/31/2011	5550	10197	5830

RYDEX S&P 500 EQUAL WEIGHT FINANCIALS ETF
MANAGER’S ANALYSIS (Unaudited) (concluded)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(11/01/06)

Rydex S&P 500 Equal Weight Financials ETF	-2.25%	6.40%	-11.11%	-11.11%
S&P 500 Equal Weight Financials Total Return Index	-1.73%	7.29%	-10.39%	-10.24%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	0.39%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      39

RYDEX S&P 500 EQUAL WEIGHT FINANCIALS ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

AFLAC, INC.	1.46%
HOST HOTELS & RESORTS, INC.	1.41%
CBRE GROUP, INC.	1.39%
STATE STREET CORP.	1.38%
ACE LTD.	1.37%
TRAVELERS COS., INC.(THE)	1.37%
FIFTH THIRD BANCORP.	1.35%
FEDERATED INVESTORS, INC. — CLASS B	1.32%
CHUBB CORP.(THE)	1.31%
INVESCO LTD.	1.31%

Industry Allocations*

Insurance	27.82
Real Estate Investment Trusts (REITs)	18.38
Capital Markets	18.19
Commercial Banks	16.04
Diversified Financial Services	10.78
Consumer Finance	4.69
Thrifts & Mortgage Finance	2.48
Real Estate Management & Development	1.39
Short-Term Invesments	0.23

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

RYDEX S&P 500 EQUAL WEIGHT HEALTH CARE ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Equal Weight Health Care ETF returned 11.80%. For the same period, its benchmark, the S&P 500 Equal Weight Health Care Total Return Index*, returned 12.39% while the cap-weighted S&P 500 Health Care Total Return Index delivered a 10.02% return. The fund achieved over 99% correlation to its benchmark on a daily basis. The ETF outperformed the S&P 500 Total Return Index by almost four percentage points.

Legislative and judicial activity in Washington was perhaps the largest factor in the performance of the health care sector — with the government accounting for nearly half of all U.S. health care spending. Some of the more important coming events are possible deficit reduction, the Supreme Court’s review of the individual mandate, a key part of the 2010 health care law, and the 2012 presidential election. As a traditionally defensive sector, health care has benefited from concern over the strength of the U.S. and global recovery. It is also being supported by the solid balance sheets and growing dividends of many companies in the sector, as well as cash balances that could help increase the level of mergers and acquisitions.

Health care providers and services and biotechnology contributed the most to performance for the year. Life sciences tools and services detracted from performance.

Biogen Idec, Inc. and Intuitive Surgical, Inc. were among the stocks with largest positive contributions to performance for the year. Life Technologies Corp. and Edwards Lifesciences Corp. were among the stocks with the largest negative contributions to performance.

*The S&P 500 Equal Weight Health Care Total Return Index is an unmanaged equal weighted version of the S&P 500 Health Care Total Return Index that consists of the common stocks of the following industries: health care equipment and supplies, health care providers and services, and biotechnology and pharmaceuticals that comprise the Health Care sector of the S&P 500 Total Return Index.

S&P 500 Total Return Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Cumulative Fund Performance: November 1, 2006 – October 31, 2011

			S&P 500
	Rydex S&P		Equal Weighted
	500 Equal	S&P 500	Health Care
	Weight Health	Total Return	Total Return
	Care ETF	Index	Index
11/1/2006	10000	10000	10000
11/30/2006	10111	10264	10121
12/31/2006	10309	10408	10324
1/31/2007	10782	10566	10803
2/28/2007	10651	10359	10675
3/31/2007	10743	10475	10784
4/30/2007	11490	10939	11540
5/31/2007	11737	11321	11793
6/30/2007	11441	11133	11500
7/31/2007	11032	10787	11093
8/31/2007	11145	10949	11213
9/30/2007	11555	11359	11631
10/31/2007	11737	11539	11820
11/30/2007	11687	11057	11898
12/31/2007	11424	10980	11635
1/31/2008	11120	10322	11329
2/29/2008	10877	9986	11085
3/31/2008	10419	9943	10626
4/30/2008	10746	10427	10964
5/31/2008	10912	10562	11138
6/30/2008	10336	9672	10553
7/31/2008	11014	9591	11252
8/31/2008	11184	9729	11432
9/30/2008	10317	8862	10552
10/31/2008	8572	7374	8777
11/30/2008	7894	6845	8085
12/31/2008	8377	6918	8591
1/31/2009	8410	6335	8627
2/28/2009	7558	5660	7752
3/31/2009	8003	6156	8215
4/30/2009	8488	6745	8726
5/31/2009	9128	7122	9396
6/30/2009	9335	7137	9617
7/31/2009	9910	7676	10215
8/31/2009	10298	7953	10620
9/30/2009	10602	8250	10942
10/31/2009	10313	8097	10646
11/30/2009	11214	8583	11583
12/31/2009	11623	8748	12012
1/31/2010	11607	8434	12002
2/28/2010	11870	8695	12278
3/31/2010	12384	9220	12828
4/30/2010	12077	9365	12515
5/31/2010	11348	8617	11763
6/30/2010	10916	8166	11319
7/31/2010	11025	8738	11436
8/31/2010	10697	8344	11102
9/30/2010	11832	9089	12288
10/31/2010	12233	9434	12710
11/30/2010	12141	9436	12617
12/31/2010	12883	10066	13396
1/31/2011	13227	10305	13761
2/28/2011	13649	10658	14208
3/31/2011	14000	10662	14579
4/30/2011	14805	10978	15424
5/31/2011	15059	10854	15697
6/30/2011	15004	10673	15646
7/31/2011	14299	10456	14916
8/31/2011	13728	9888	14326
9/30/2011	12801	9193	13363
10/31/2011	13677	10197	14281

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(11/01/06)

Rydex S&P 500 Equal Weight Health Care ETF	11.80%	16.86%	6.46%	6.46%
S&P 500 Equal Weight Health Care Total Return Index	12.39%	17.62%	7.17%	7.39%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	0.39%

ANNUAL REPORT      41

RYDEX S&P 500 EQUAL WEIGHT HEALTH CARE ETF
MANAGER’S ANALYSIS (Unaudited) (concluded)

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX S&P 500 EQUAL WEIGHT HEALTH CARE ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

BIOGEN IDEC, INC.	2.24%
QUEST DIAGNOSTICS, INC.	2.21%
PATTERSON COS., INC.	2.19%
EXPRESS SCRIPTS, INC.	2.16%
INTUITIVE SURGICAL, INC.	2.16%
MEDCO HEALTH SOLUTIONS, INC.	2.13%
VARIAN MEDICAL SYSTEMS, INC.	2.12%
HUMANA, INC.	2.09%
DENTSPLY INTERNATIONAL, INC.	2.08%
MCKESSON CORP.	2.08%

Industry Allocations*

Health Care Providers & Services	32.06
Health Care Equipment & Supplies	26.98
Pharmaceuticals	21.13
Life Sciences Tools & Services	9.53
Biotechnology	8.26
Health Care Technology	1.83
Short-Term Investments	0.21

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      43

RYDEX S&P 500 EQUAL WEIGHT INDUSTRIALS ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Equal Weight Industrials ETF returned 5.80% compared to its benchmark the S&P 500 Equal Weight Industrials Total Return Index* (6.35%) and the capitalization-weighted S&P 500 Industrials Total Return Index (5.95%). The Fund achieved over 99% correlation to its benchmark on a daily basis. The ETF underperformed the S&P 500 Total Return Index by about two percentage points.

The Industrials sector was affected by slowing economic growth domestically and abroad for much of the past 12 months, but could benefit from an improving outlook for the U.S., as businesses increase equipment investment, and from infrastructure upgrades in many emerging economies. Inventory levels at many manufacturers remains low, and any rebuilding would also help companies in the sector. Defense contracting continues to be the weakest subsector, given uncertainty around the extent of expected budget cuts at the Department of Defense. The improving economic environment appears to favor commercial aerospace, industrial conglomerates and agricultural/mining machinery manufacturers.

Aerospace and defense and trading companies/distributors were the biggest contributors to performance. Airlines and air freight were among the lowest contributors to performance.

Goodrich Corp. and W.W. Grainger, Inc. were among the stocks with largest positive contributions to performance for the year. R.R. Donnelley & Sons Co. and Joy Global, Inc. were among the stocks with the largest negative contributions to performance.

*The S&P 500 Equal Weight Industrials Total Return Index is an unmanaged equal weighted version of the S&P 500 Industrials Total Return Index that consists of the common stocks of the following industries: aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery; commercial services and supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure that comprise the Industrials sector of the S&P 500 Total Return Index.

S&P 500 Total Return Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Cumulative Fund Performance: November 1, 2006 – October 31, 2011

	Rydex S&P		S&P 500
	500 Equal	S&P 500	Equal Weighted
	Weight Industrials	Total Return	Industrials Total
	ETF	Index	Return Index
11/1/2006	10000	10000	10000
11/30/2006	10360	10264	10365
12/31/2006	10335	10408	10343
1/31/2007	10713	10566	10726
2/28/2007	10678	10359	10694
3/31/2007	10720	10475	10742
4/30/2007	11264	10939	11294
5/31/2007	11908	11321	11947
6/30/2007	11922	11133	11963
7/31/2007	11846	10787	11894
8/31/2007	11793	10949	11840
9/30/2007	12147	11359	12202
10/31/2007	12201	11539	12253
11/30/2007	11825	11057	11858
12/31/2007	11937	10980	11971
1/31/2008	11248	10322	11282
2/29/2008	11061	9986	11098
3/31/2008	11159	9943	11201
4/30/2008	11883	10427	11935
5/31/2008	12377	10562	12439
6/30/2008	10897	9672	10945
7/31/2008	10874	9591	10927
8/31/2008	11212	9729	11271
9/30/2008	9661	8862	9715
10/31/2008	7672	7374	7724
11/30/2008	7208	6845	7259
12/31/2008	7438	6918	7500
1/31/2009	6667	6335	6725
2/28/2009	5665	5660	5712
3/31/2009	6084	6156	6143
4/30/2009	7410	6745	7487
5/31/2009	7513	7122	7593
6/30/2009	7470	7137	7554
7/31/2009	8174	7676	8271
8/31/2009	8595	7953	8700
9/30/2009	9056	8250	9178
10/31/2009	8735	8097	8884
11/30/2009	9262	8583	9417
12/31/2009	9562	8748	9757
1/31/2010	9262	8434	9458
2/28/2010	9754	8695	9973
3/31/2010	10542	9220	10751
4/30/2010	11044	9365	11267
5/31/2010	10084	8617	10289
6/30/2010	9414	8166	9608
7/31/2010	10310	8738	10522
8/31/2010	9569	8344	9767
9/30/2010	10721	9089	10951
10/31/2010	11030	9434	11271
11/30/2010	11199	9436	11451
12/31/2010	12082	10066	12362
1/31/2011	12500	10305	12797
2/28/2011	12656	10658	12961
3/31/2011	13047	10662	13368
4/30/2011	13265	10978	13598
5/31/2011	13029	10854	13361
6/30/2011	12950	10673	13286
7/31/2011	11993	10456	12309
8/31/2011	11234	9888	11536
9/30/2011	10171	9193	10440
10/31/2011	11669	10197	11986

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(11/01/06)

Rydex S&P 500 Equal Weight Industrials ETF	5.80%	15.00%	3.13%	3.13%
S&P 500 Equal Weight Industrials Total Return Index	6.35%	15.77%	3.57%	3.69%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	0.39%

RYDEX S&P 500 EQUAL WEIGHT INDUSTRIALS ETF
MANAGER’S ANALYSIS (Unaudited) (concluded)

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      45

RYDEX S&P 500 EQUAL WEIGHT INDUSTRIALS ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

GOODRICH CORP.	2.18%
MASCO CORP.	1.92%
ROBERT HALF INTERNATIONAL, INC.	1.87%
PARKER HANNIFIN CORP.	1.84%
PALL CORP.	1.82%
PACCAR, INC.	1.81%
ROCKWELL AUTOMATION, INC.	1.79%
HONEYWELL INTERNATIONAL, INC.	1.78%
RYDER SYSTEM, INC.	1.77%
STANLEY BLACK & DECKER, INC.	1.77%

Industry Allocations*

Machinery	25.25
Aerospace & Defense	20.18
Commercial Services & Supplies	12.58
Road & Rail	6.82
Air Freight & Logistics	6.60
Industrial Conglomerates	6.44
Professional Services	5.22
Electrical Equipment	5.15
Construction & Engineering	4.93
Trading Companies & Distributors	3.36
Building Products	1.92
Airlines	1.53
Short-Term Investments	0.02

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

RYDEX S&P 500 EQUAL WEIGHT MATERIALS ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Equal Weight Materials ETF returned 0.04% compared to the benchmark S&P 500 Equal Weight Materials Total Return Index* return of 0.51% and the capitalization-weighted S&P 500 Materials Total Return Index’s 2.76% return. The Fund achieved over 99% correlation to its benchmark on a daily basis. The ETF underperformed the S&P 500 Index Total Return by about eight percentage points.

Materials sector performance shadowed sentiment about the economy over the course of 2011, with weak results at mid-year aligning with worries about renewed recession. Falling commodity prices and a strengthening dollar have also presented headwinds recently. The sector stands to benefit from an accommodative Federal Reserve and an expected end to tightening in China, the world’s two-largest economies. Demand may have to come from developing countries, which need more natural resources to support infrastructure spending.

Chemicals was the largest contributor to performance, followed by paper and forest products. Metals/mining and containers/packaging detracted from performance for the year.

Sherwin-Williams Co. and Monsanto Co. were among the stocks with the largest positive contributions to performance for the year. Owens-Illinois, Inc. and AK Steel Holding Corp. were among the stocks with the largest negative contributions to performance.

*The S&P 500 Equal Weight Materials Total Return Index is an unmanaged equal weighted version of the S&P 500 Materials Total Return Index that consists of the common stocks of the following industries: chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products that comprise the Materials sector of the S&P 500 Total Return Index.

S&P 500 Total Return Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Cumulative Fund Performance: November 1, 2006 – October 31, 2011

	Rydex S&P		S&P 500
	500 Equal	S&P 500	Equal Weighted
	Weight Materials	Total Return	Materials Total
	ETF	Index	Return Index
11/1/2006	10000	10000	10000
11/30/2006	10555	10264	10560
12/31/2006	10690	10408	10698
1/31/2007	11090	10566	11104
2/28/2007	11334	10359	11355
3/31/2007	11533	10475	11557
4/30/2007	11780	10939	11811
5/31/2007	12284	11321	12321
6/30/2007	12122	11133	12216
7/31/2007	11826	10787	11921
8/31/2007	11676	10949	11777
9/30/2007	12273	11359	12386
10/31/2007	12402	11539	12523
11/30/2007	11831	11057	11947
12/31/2007	11775	10980	11892
1/31/2008	11279	10322	11398
2/29/2008	11231	9986	11352
3/31/2008	11191	9943	11316
4/30/2008	11672	10427	11811
5/31/2008	12127	10562	12279
6/30/2008	10997	9672	11146
7/31/2008	11148	9591	11303
8/31/2008	11229	9729	11389
9/30/2008	9498	8862	9653
10/31/2008	7359	7374	7491
11/30/2008	6816	6845	6955
12/31/2008	6895	6918	7035
1/31/2009	6142	6335	6270
2/28/2009	5497	5660	5612
3/31/2009	6375	6156	6525
4/30/2009	8112	6745	8313
5/31/2009	8752	7122	8975
6/30/2009	8771	7137	9001
7/31/2009	9742	7676	10003
8/31/2009	10060	7953	10335
9/30/2009	10626	8250	10924
10/31/2009	9995	8097	10277
11/30/2009	11013	8583	11332
12/31/2009	11524	8748	11866
1/31/2010	10525	8434	10841
2/28/2010	11266	8695	11614
3/31/2010	12244	9220	12630
4/30/2010	12332	9365	12728
5/31/2010	11399	8617	11767
6/30/2010	10551	8166	10900
7/31/2010	11798	8738	12210
8/31/2010	11390	8344	11784
9/30/2010	12312	9089	12745
10/31/2010	12897	9434	13356
11/30/2010	12976	9436	13443
12/31/2010	14208	10066	14731
1/31/2011	14447	10305	14982
2/28/2011	14791	10658	15346
3/31/2011	15044	10662	15616
4/30/2011	15363	10978	15956
5/31/2011	15162	10854	15751
6/30/2011	14937	10673	15525
7/31/2011	14157	10456	14720
8/31/2011	13115	9888	13642
9/30/2011	11154	9193	11593
10/31/2011	12903	10197	13423

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(11/01/06)

Rydex S&P 500 Equal Weight Materials ETF	0.04%	20.59%	5.23%	5.23%
S&P 500 Equal Weight Materials Total Return Index	0.51%	21.46%	5.88%	6.07%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	0.39%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      47

RYDEX S&P 500 EQUAL WEIGHT MATERIALS ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

PPG INDUSTRIES, INC.	3.55%
SHERWIN-WILLIAMS CO.(THE)	3.53%
OWENS-ILLINOIS, INC.	3.50%
NUCOR CORP.	3.48%
TITANIUM METALS CORP.	3.42%
AIRGAS, INC.	3.41%
AIR PRODUCTS & CHEMICALS, INC.	3.37%
EASTMAN CHEMICAL CO.	3.34%
ECOLAB, INC.	3.34%
MONSANTO CO.	3.33%

Industry Allocations*

Chemicals	49.58
Metals & Mining	28.21
Containers & Packaging	12.65
Paper & Forest Products	6.40
Construction Materials	3.02
Short-Term Investments	0.14

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

RYDEX S&P 500 EQUAL WEIGHT TECHNOLOGY ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Equal Weight Technology ETF returned 3.51% compared to its benchmark S&P 500 Equal Weight Technology Total Return Index* (4.06%) and the capitalization-weighted S&P 500 Technology Total Return Index (8.77%). The fund achieved over 99% correlation to its benchmark on a daily basis. The ETF underperformed the S&P 500 Total Return Index by more than four percentage points.

Technology stocks underperformed the broader market due a range of factors, including inventory worries, management changes and supply chain concerns, earlier in Japan and lately in Thailand. In addition, demand in consumer-related electronics and public-sector spending has been weak. The sector could benefit if investors focus on fundamentals, as companies offer large cash holdings, rising dividend payments and tight inventory controls. Tech outperformed during most of October, but then treaded water as investors feared earnings forecasts might have to be reduced.

IT services and semiconductors/semiconductor equipment were the biggest contributors to performance. Internet software and services, and office electronics, were the biggest detractors from performance.

Teradata Corp. and Electronic Arts, Inc. were among the stocks with largest positive contributions to performance for the year. Akamai Technologies, Inc. and Hewlett-Packard Co. were among the stocks with the largest negative contributions to performance.

*The S&P 500 Equal Weight Technology Total Return Index is an unmanaged equal weighted version of the S&P 500 Information Technology Total Return Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500 Total Return Index.

S&P 500 Total Return Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Cumulative Fund Performance: November 1, 2006 – October 31, 2011

			S&P 500
	Rydex S&P		Equal Weighted
	500 Equal	S&P 500	Information Technology
	Weight Technology	Total Return	Total Return
	ETF	Index	Index
11/1/2006	10000	10000	10000
11/30/2006	10485	10264	10491
12/31/2006	10316	10408	10327
1/31/2007	10370	10566	10385
2/28/2007	10431	10359	10450
3/31/2007	10377	10475	10400
4/30/2007	10839	10939	10870
5/31/2007	11144	11321	11177
6/30/2007	11205	11133	11243
7/31/2007	10881	10787	10920
8/31/2007	10908	10949	10952
9/30/2007	11149	11359	11199
10/31/2007	11544	11539	11600
11/30/2007	10525	11057	10542
12/31/2007	10503	10980	10525
1/31/2008	9465	10322	9488
2/29/2008	9321	9986	9348
3/31/2008	9179	9943	9208
4/30/2008	9866	10427	9900
5/31/2008	10605	10562	10647
6/30/2008	9466	9672	9511
7/31/2008	9206	9591	9253
8/31/2008	9445	9729	9498
9/30/2008	8030	8862	8080
10/31/2008	6282	7374	6315
11/30/2008	5509	6845	5548
12/31/2008	5700	6918	5750
1/31/2009	5559	6335	5606
2/28/2009	5249	5660	5296
3/31/2009	5991	6156	6052
4/30/2009	6930	6745	7011
5/31/2009	7195	7122	7285
6/30/2009	7180	7137	7273
7/31/2009	7872	7676	7977
8/31/2009	8190	7953	8303
9/30/2009	8773	8250	8898
10/31/2009	8415	8097	8540
11/30/2009	8834	8583	8969
12/31/2009	9619	8748	9770
1/31/2010	8827	8434	8967
2/28/2010	9286	8695	9437
3/31/2010	9975	9220	10160
4/30/2010	10205	9365	10398
5/31/2010	9558	8617	9741
6/30/2010	8894	8166	9068
7/31/2010	9501	8738	9692
8/31/2010	8978	8344	9163
9/30/2010	10188	9089	10405
10/31/2010	10705	9434	10936
11/30/2010	10771	9436	11007
12/31/2010	11376	10066	11631
1/31/2011	11809	10305	12085
2/28/2011	12330	10658	12623
3/31/2011	12115	10662	12410
4/30/2011	12469	10978	12779
5/31/2011	12323	10854	12633
6/30/2011	11780	10673	12083
7/31/2011	11090	10456	11379
8/31/2011	10401	9888	10674
9/30/2011	9625	9193	9881
10/31/2011	11080	10197	11381

ANNUAL REPORT      49

RYDEX S&P 500 EQUAL WEIGHT TECHNOLOGY ETF
MANAGER’S ANALYSIS (Unaudited) (concluded)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(11/01/06)

Rydex S&P 500 Equal Weight Technology ETF	3.51%	20.82%	2.07%	2.07%
S&P 500 Equal Weight Information Technology Total Return Index	4.06%	21.69%	2.34%	2.62%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	0.39%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

RYDEX S&P 500 EQUAL WEIGHT TECHNOLOGY ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

CITRIX SYSTEMS, INC.	1.62%
F5 NETWORKS, INC.	1.59%
JUNIPER NETWORKS, INC.	1.55%
RED HAT, INC.	1.55%
AKAMAI TECHNOLOGIES, INC.	1.53%
KLA-TENCOR CORP.	1.53%
AUTODESK, INC.	1.51%
JABIL CIRCUIT, INC.	1.51%
SANDISK CORP.	1.51%
TERADATA CORP.	1.47%

Industry Allocations*

Semiconductors & Semiconductor Equipment	22.79
IT Services	18.97
Software	17.66
Communications Equipment	12.01
Computers & Peripherals	10.78
Electronic Equipment, Instruments & Components	8.22
Internet Software & Services	8.18
Office Electronics	1.30
Short-Term Investments	0.09

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

ANNUAL REPORT      51

RYDEX S&P 500 EQUAL WEIGHT UTILITIES ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Equal Weight Utilities ETF returned 11.29% while its benchmark, the S&P 500 Equal Weight Telecommunication Services & Utilities Total Return Index*, returned 11.94%. The Fund had a 93% correlation to its benchmark on a daily basis. The ETF, which includes the telecommunications sector, outperformed the S&P 500 Total Return Index by about three percentage points.

Utilities tend to be a more defensive, low-beta sector, and “safe-haven” investors are attracted to the group especially when they are concerned about economic uncertainty. Companies in the sector may also be benefiting from the current low-interest-rate environment, given their relatively higher yields compared with corporate bond yields. But with regulated utilities at record valuations, the sector could be hurt if the economy picks up and the group loses favor. New EPA regulations are expected to move forward despite protests from Republicans, which could boost power prices over time.

Utilities was the biggest contributor to performance while wireless telecommunication services was the largest detractor.

ONEOK, Inc. and CenterPoint Energy, Inc. were among the stocks with largest positive contributions to performance for the year. CenturyLink, Inc. and AES Corp. were among the stocks with the largest negative contributions to performance.

*The S&P 500 Equal Weight Telecommunication Services & Utilities Total Return Index is an unmanaged equal weighted version of the S&P 500 Utilities Total Return Index that consists of the common stocks of the following industries: electric utilities, gas utilities, multi-utilities and unregulated power and water utilities, telecommunication service companies, including fixed-line, cellular, wireless, high bandwidth and fiber-optic cable networks that comprise the Utilities sector of the S&P 500 Total Return Index.

S&P 500 Total Return Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Cumulative Fund Performance: November 1, 2006 – October 31, 2011

	Rydex S&P		S&P 500
	500 Equal	S&P 500	Equal Weighted
	Weight Utilities	Total Return	Utilities Total
	ETF	Index	Return Index
11/1/2006	10000	10000	10000
11/30/2006	10259	10264	10262
12/31/2006	10437	10408	10446
1/31/2007	10448	10566	10458
2/28/2007	10833	10359	10849
3/31/2007	11216	10475	11240
4/30/2007	11597	10939	11628
5/31/2007	11840	11321	11878
6/30/2007	11271	11133	11307
7/31/2007	10810	10787	10846
8/31/2007	10979	10949	11021
9/30/2007	11290	11359	11337
10/31/2007	11641	11539	11701
11/30/2007	11544	11057	11609
12/31/2007	11515	10980	11585
1/31/2008	10620	10322	10673
2/29/2008	10019	9986	10059
3/31/2008	10045	9943	10092
4/30/2008	10559	10427	10619
5/31/2008	11149	10562	11215
6/30/2008	10866	9672	10939
7/31/2008	10347	9591	10419
8/31/2008	10405	9729	10480
9/30/2008	9243	8862	9308
10/31/2008	7960	7374	8021
11/30/2008	8082	6845	8162
12/31/2008	7965	6918	8063
1/31/2009	7969	6335	8063
2/28/2009	7055	5660	7126
3/31/2009	7326	6156	7415
4/30/2009	7520	6745	7617
5/31/2009	7871	7122	7979
6/30/2009	8216	7137	8314
7/31/2009	8546	7676	8653
8/31/2009	8576	7953	8683
9/30/2009	8895	8250	9016
10/31/2009	8513	8097	8634
11/30/2009	8978	8583	9111
12/31/2009	9571	8748	9727
1/31/2010	9066	8434	9216
2/28/2010	9082	8695	9237
3/31/2010	9405	9220	9575
4/30/2010	9656	9365	9836
5/31/2010	9271	8617	9445
6/30/2010	9122	8166	9295
7/31/2010	9808	8738	10004
8/31/2010	9918	8344	10120
9/30/2010	10420	9089	10641
10/31/2010	10565	9434	10795
11/30/2010	10357	9436	10585
12/31/2010	10821	10066	11066
1/31/2011	10925	10305	11177
2/28/2011	11026	10658	11283
3/31/2011	11213	10662	11483
4/30/2011	11645	10978	11931
5/31/2011	11934	10854	12234
6/30/2011	11808	10673	12111
7/31/2011	11522	10456	11823
8/31/2011	11593	9888	11903
9/30/2011	11330	9193	11636
10/31/2011	11759	10197	12084

RYDEX S&P 500 EQUAL WEIGHT UTILITIES ETF
MANAGER’S ANALYSIS (Unaudited) (concluded)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(11/01/06)

Rydex S&P 500 Equal Weight Utilities ETF	11.29%	13.89%	3.29%	3.29%
S&P 500 Equal Weight Telecommunications Services & Utilities Total Return Index	11.94%	14.64%	3.94%	3.86%
S&P 500 Total Return Index	8.09%	11.41%	0.25%	0.39%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      53

RYDEX S&P 500 EQUAL WEIGHT UTILITIES ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

ONEOK, INC.	2.68%
EDISON INTERNATIONAL	2.59%
INTEGRYS ENERGY GROUP, INC.	2.55%
ENTERGY CORP.	2.54%
SCANA CORP.	2.54%
AMEREN CORP.	2.53%
AMERICAN ELECTRIC POWER CO., INC.	2.52%
DUKE ENERGY CORP.	2.52%
CENTERPOINT ENERGY, INC.	2.51%
DOMINION RESOURCES, INC.	2.50%

Industry Allocations*

Multi-Utilities	37.00
Electric Utilities	32.29
Diversified Telecommunication Services	11.79
Independent Power Producers & Energy Traders	7.08
Wireless Telecommunication Services	6.31
Gas Utilities	5.14
Short-Term Investments	0.39

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

RYDEX S&P 500 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%
Aerospace & Defense 2.5%
Boeing Co.(The)	90,943	$5,983,140
General Dynamics Corp.	97,904	6,284,458
Goodrich Corp.	65,775	8,065,988
Honeywell International, Inc.	126,672	6,637,613
L-3 Communications Holdings, Inc.	88,478	5,997,039
Lockheed Martin Corp.	78,939	5,991,470
Northrop Grumman Corp.	108,630	6,273,382
Precision Castparts Corp.	34,758	5,670,768
Raytheon Co.	140,925	6,227,476
Rockwell Collins, Inc.	106,783	5,961,695
Textron, Inc.	312,913	6,076,770
United Technologies Corp.	78,750	6,140,925

Total Aerospace & Defense		75,310,724

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	84,503	5,867,043
Expeditors International of Washington, Inc.	133,467	6,086,095
FedEx Corp.	77,969	6,380,203
United Parcel Service, Inc. — Class B	89,807	6,308,044

Total Air Freight & Logistics		24,641,385

Airlines 0.2%
Southwest Airlines Co.	667,288	5,705,312

Total Airlines		5,705,312

Auto Components 0.5%
Goodyear Tire & Rubber Co.(The)*	536,236	7,700,349
Johnson Controls, Inc.	196,021	6,454,971

Total Auto Components		14,155,320

Automobiles 0.4%
Ford Motor Co.*	563,490	6,581,563
Harley-Davidson, Inc.	158,849	6,179,226

Total Automobiles		12,760,789

Beverages 1.6%
Beam, Inc.	132,946	6,571,521
Brown-Forman Corp. — Class B	84,314	6,300,785
Coca-Cola Co.(The)	83,201	5,684,292
Coca-Cola Enterprises, Inc.	216,312	5,801,488
Constellation Brands, Inc. — Class A*	308,368	6,235,201
Dr Pepper Snapple Group, Inc.	155,155	5,810,555
Molson Coors Brewing Co. — Class B	137,942	5,840,464
PepsiCo, Inc.	95,394	6,005,052

Total Beverages		48,249,358

Biotechnology 0.8%
Amgen, Inc.	104,865	6,005,619
Biogen Idec, Inc.*	58,529	6,810,434
Celgene Corp.*	96,815	6,276,517
Gilead Sciences, Inc.*	146,158	6,088,942

Total Biotechnology		25,181,512

Building Products 0.2%
Masco Corp.	746,109	7,162,646

Total Building Products		7,162,646

Capital Markets 3.0%
Ameriprise Financial, Inc.	133,254	6,220,297
Bank of New York Mellon Corp.(The)	282,859	6,019,240
BlackRock, Inc.	37,220	5,872,944
Charles Schwab Corp.(The)	482,158	5,920,900
E*Trade Financial Corp.*	517,700	5,617,045
Federated Investors, Inc. — Class B	337,943	6,603,406
Franklin Resources, Inc.	50,219	5,354,852
Goldman Sachs Group, Inc.(The)	55,475	6,077,286
Invesco Ltd.	326,828	6,559,438
Janus Capital Group, Inc.	868,002	5,694,093
Legg Mason, Inc.	203,905	5,607,387
Morgan Stanley	365,100	6,440,364
Northern Trust Corp.	161,027	6,516,763
State Street Corp.	172,558	6,969,618
T. Rowe Price Group, Inc.	112,937	5,967,591

Total Capital Markets		91,441,224

Chemicals 3.0%
Air Products & Chemicals, Inc.	72,167	6,216,465
Airgas, Inc.	91,228	6,290,171
CF Industries Holdings, Inc.	33,882	5,498,032
Dow Chemical Co.(The)	210,560	5,870,413
Du Pont (E.I.) de Nemours & Co.	126,506	6,081,143
Eastman Chemical Co.	156,623	6,153,718
Ecolab, Inc.	114,289	6,153,320
FMC Corp.	77,400	6,106,086
International Flavors & Fragrances, Inc.	98,804	5,983,570
Monsanto Co.	84,740	6,164,835
Mosaic Co.(The)	101,052	5,917,605
PPG Industries, Inc.	75,908	6,559,210
Praxair, Inc.	59,216	6,020,491
Sherwin-Williams Co.(The)	78,797	6,517,300
Sigma-Aldrich Corp.	91,298	5,978,193

Total Chemicals		91,510,552

Commercial Banks 2.6%
BB&T Corp.	264,165	6,165,611
Comerica, Inc.	240,772	6,151,725
Fifth Third Bancorp	565,149	6,787,440
First Horizon National Corp.	891,159	6,229,201
Huntington Bancshares, Inc.	1,167,394	6,047,101
KeyCorp	913,791	6,451,364
M&T Bank Corp.	80,597	6,134,238
PNC Financial Services Group, Inc.	115,852	6,222,411
Regions Financial Corp.	1,500,130	5,895,511
SunTrust Banks, Inc.	300,011	5,919,217
US Bancorp	248,443	6,357,656
Wells Fargo & Co.	239,185	6,197,283
Zions Bancorp	349,096	6,060,307

Total Commercial Banks		80,619,065

Commercial Services & Supplies 1.5%
Avery Dennison Corp.	213,164	5,670,162
Cintas Corp.	188,350	5,629,782
Iron Mountain, Inc.	175,896	5,440,463
Pitney Bowes, Inc.	290,493	5,920,247
R.R. Donnelley & Sons Co.	396,731	6,466,715
Republic Services, Inc.	206,345	5,872,579
Stericycle, Inc.*	70,770	5,914,957
Waste Management, Inc.	186,125	6,129,096

Total Commercial Services & Supplies		47,044,001

Communications Equipment 1.8%
Cisco Systems, Inc.	356,362	6,603,388
F5 Networks, Inc.*	71,007	7,381,178
Harris Corp.	145,400	5,488,850
JDS Uniphase Corp.*	448,371	5,380,452
Juniper Networks, Inc.*	294,186	7,198,731
Motorola Mobility Holdings, Inc.*	155,865	6,060,031

See Notes to Financial Statements.

ANNUAL REPORT      55

RYDEX S&P 500 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Motorola Solutions, Inc.	133,302	$6,253,197
QUALCOMM, Inc.	110,406	5,696,950
Tellabs, Inc.	1,325,318	5,738,627

Total Communications Equipment		55,801,404

Computers & Peripherals 1.6%
Apple, Inc.*	14,727	5,961,195
Dell, Inc.*	390,812	6,178,738
EMC Corp.*	261,726	6,414,904
Hewlett-Packard Co.	253,675	6,750,292
Lexmark International, Inc. — Class A*	188,350	5,970,695
NetApp, Inc.*	157,760	6,461,850
SanDisk Corp.*	138,723	7,029,094
Western Digital Corp.*	198,555	5,289,505

Total Computers & Peripherals		50,056,273

Construction & Engineering 0.6%
Fluor Corp.	97,738	5,556,405
Jacobs Engineering Group, Inc.*	162,353	6,299,297
Quanta Services, Inc.*	315,590	6,592,675

Total Construction & Engineering		18,448,377

Construction Materials 0.2%
Vulcan Materials Co.	178,453	5,583,794

Total Construction Materials		5,583,794

Consumer Finance 0.8%
American Express Co.	118,669	6,007,025
Capital One Financial Corp.	138,036	6,302,724
Discover Financial Services	223,439	5,264,223
SLM Corp.	443,826	6,067,101

Total Consumer Finance		23,641,073

Containers & Packaging 0.8%
Ball Corp.	172,605	5,966,955
Bemis Co., Inc.	191,003	5,369,094
Owens-Illinois, Inc.*	322,763	6,481,081
Sealed Air Corp.	311,613	5,546,712

Total Containers & Packaging		23,363,842

Distributors 0.2%
Genuine Parts Co.	112,181	6,442,555

Total Distributors		6,442,555

Diversified Consumer Services 0.6%
Apollo Group, Inc. — Class A*	124,943	5,916,051
DeVry, Inc.	141,280	5,323,431
H&R Block, Inc.	419,935	6,420,806

Total Diversified Consumer Services		17,660,288

Diversified Financial Services 1.8%
Bank of America Corp.	823,747	5,626,192
Citigroup, Inc.	207,554	6,556,631
CME Group, Inc. — Class A	22,114	6,093,734
IntercontinentalExchange, Inc.*	47,638	6,187,223
JPMorgan Chase & Co.	178,003	6,187,384
Leucadia National Corp.	207,670	5,571,786
Moody’s Corp.	182,550	6,478,700
Nasdaq OMX Group, Inc.(The)*	236,107	5,914,480
NYSE Euronext	212,142	5,636,613

Total Diversified Financial Services		54,252,743

Diversified Telecommunication Services 0.9%
AT&T, Inc.	205,942	6,036,160
CenturyTel, Inc.	171,398	6,043,493
Frontier Communications Corp.	836,910	5,239,057
Verizon Communications, Inc.	161,903	5,987,173
Windstream Corp.	458,028	5,574,201

Total Diversified Telecommunication Services		28,880,084

Electric Utilities 2.6%
American Electric Power Co., Inc.	157,522	6,187,464
Duke Energy Corp.	302,283	6,172,619
Edison International	156,789	6,365,633
Entergy Corp.	90,067	6,229,934
Exelon Corp.	135,716	6,024,433
FirstEnergy Corp.	130,436	5,864,403
NextEra Energy, Inc.	106,949	6,031,924
Northeast Utilities	170,923	5,908,808
Pepco Holdings, Inc.	307,705	6,092,559
Pinnacle West Capital Corp.	133,940	6,104,985
PPL Corp.	204,569	6,008,192
Progress Energy, Inc.	116,822	6,086,426
Southern Co.	139,008	6,005,146

Total Electric Utilities		79,082,526

Electrical Equipment 0.6%
Emerson Electric Co.	129,466	6,229,904
Rockwell Automation, Inc.	99,135	6,706,483
Roper Industries, Inc.	78,157	6,338,532

Total Electrical Equipment		19,274,919

Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. — Class A	133,372	6,333,836
Corning, Inc.	425,570	6,081,395
FLIR Systems, Inc.	212,737	5,594,983
Jabil Circuit, Inc.	340,500	7,000,680
Molex, Inc.	275,459	6,801,083
TE Connectivity Ltd.	177,223	6,300,278

Total Electronic Equipment, Instruments & Components		38,112,255

Energy Equipment & Services 2.1%
Baker Hughes, Inc.	100,840	5,847,712
Cameron International Corp.*	112,442	5,525,400
Diamond Offshore Drilling, Inc.	93,524	6,129,563
FMC Technologies, Inc.*	136,805	6,131,600
Halliburton Co.	148,999	5,566,603
Helmerich & Payne, Inc.	111,305	5,919,200
Nabors Industries Ltd.*	324,468	5,947,498
National-Oilwell Varco, Inc.	91,251	6,508,934
Noble Corp.	167,515	6,020,489
Rowan Cos., Inc.*	156,576	5,400,306
Schlumberger Ltd.	80,762	5,933,584

Total Energy Equipment & Services		64,930,889

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	70,249	5,848,229
CVS Caremark Corp.	162,945	5,914,903
Kroger Co.(The)	262,503	6,084,820
Safeway, Inc.	329,605	6,384,449
SUPERVALU, Inc.	768,647	6,164,549
Sysco Corp.	215,568	5,975,545
Wal-Mart Stores, Inc.	111,850	6,344,132

See Notes to Financial Statements.

RYDEX S&P 500 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Walgreen Co.	159,914	$5,309,145
Whole Foods Market, Inc.	86,160	6,213,859

Total Food & Staples Retailing		54,239,631

Food Products 3.0%
Archer-Daniels-Midland Co.	208,074	6,021,662
Campbell Soup Co.	188,610	6,271,282
ConAgra Foods, Inc.	248,016	6,282,245
Dean Foods Co.*	655,545	6,371,897
General Mills, Inc.	156,362	6,024,628
H.J. Heinz Co.	115,449	6,169,595
Hershey Co.(The)	99,964	5,720,940
Hormel Foods Corp.	211,743	6,240,066
J.M. Smucker Co.(The)	80,241	6,180,162
Kellogg Co.	110,051	5,965,865
Kraft Foods, Inc. — Class A	169,196	5,952,315
McCormick & Co., Inc.	125,914	6,114,384
Mead Johnson Nutrition Co.	77,873	5,595,175
Sara Lee Corp.	337,586	6,009,031
Tyson Foods, Inc. — Class A	340,333	6,568,427

Total Food Products		91,487,674

Gas Utilities 0.4%
Nicor, Inc.	106,949	6,015,881
Oneok, Inc.	86,208	6,556,119

Total Gas Utilities		12,572,000

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	105,197	5,783,731
Becton, Dickinson and Co.	76,666	5,997,581
Boston Scientific Corp.*	904,814	5,329,355
C.R. Bard, Inc.	64,520	5,545,494
CareFusion Corp.*	240,701	6,161,946
Covidien PLC	123,097	5,790,483
DENTSPLY International, Inc.	172,250	6,366,360
Edwards Lifesciences Corp.*	77,708	5,860,737
Intuitive Surgical, Inc.*	15,248	6,615,497
Medtronic, Inc.	170,735	5,931,334
St Jude Medical, Inc.	136,616	5,328,024
Stryker Corp.	119,876	5,743,259
Varian Medical Systems, Inc.*	109,885	6,452,447
Zimmer Holdings, Inc.*	104,676	5,509,098

Total Health Care Equipment & Supplies		82,415,346

Health Care Providers & Services 3.2%
Aetna, Inc.	143,838	5,718,999
AmerisourceBergen Corp.	151,486	6,180,629
Cardinal Health, Inc.	139,079	6,157,027
CIGNA Corp.	128,613	5,702,700
Coventry Health Care, Inc.*	176,204	5,605,049
DaVita, Inc.*	81,259	5,688,130
Express Scripts, Inc.*	144,714	6,617,771
Humana, Inc.	75,601	6,417,769
Laboratory Corp. of America Holdings*	71,315	5,979,763
McKesson Corp.	78,087	6,367,995
Medco Health Solutions, Inc.*	118,693	6,511,498
Patterson Cos., Inc.	212,406	6,684,417
Quest Diagnostics, Inc.	121,297	6,768,372
Tenet Healthcare Corp.*	1,251,916	5,921,563
UnitedHealth Group, Inc.	118,030	5,664,260
WellPoint, Inc.	88,647	6,107,778

Total Health Care Providers & Services		98,093,720

Health Care Technology 0.2%
Cerner Corp.*	88,315	5,601,820

Total Health Care Technology		5,601,820

Hotels, Restaurants & Leisure 2.2%
Carnival Corp.	177,483	6,249,176
Chipotle Mexican Grill, Inc.*	18,681	6,279,058
Darden Restaurants, Inc.	130,413	6,244,174
International Game Technology	392,377	6,901,911
Marriott International, Inc. — Class A	204,854	6,452,901
McDonald’s Corp.	66,982	6,219,279
Starbucks Corp.	151,746	6,424,926
Starwood Hotels & Resorts Worldwide, Inc.	131,715	6,600,239
Wyndham Worldwide Corp.	186,860	6,291,576
Wynn Resorts Ltd.	39,470	5,241,616
Yum! Brands, Inc.	110,453	5,916,967

Total Hotels, Restaurants & Leisure		68,821,823

Household Durables 1.5%
DR Horton, Inc.	611,598	6,807,086
Harman International Industries, Inc.	175,991	7,595,771
Leggett & Platt, Inc.	275,055	6,023,704
Lennar Corp. — Class A	427,842	7,076,507
Newell Rubbermaid, Inc.	455,710	6,744,508
Pulte Homes, Inc.*	1,324,239	6,859,558
Whirlpool Corp.	109,316	5,554,346

Total Household Durables		46,661,480

Household Products 0.8%
Clorox Co.(The)	85,213	5,704,158
Colgate-Palmolive Co.	63,668	5,753,677
Kimberly-Clark Corp.	85,142	5,935,249
Procter & Gamble Co.(The)	92,483	5,917,987

Total Household Products		23,311,071

Independent Power Producers & Energy Traders 0.6%
AES Corp.(The)*	535,715	6,010,722
Constellation Energy Group, Inc.	150,774	5,985,728
NRG Energy, Inc.*	249,814	5,351,016

Total Independent Power Producers & Energy Traders		17,347,466

Industrial Conglomerates 0.8%
3M Co.	73,541	5,811,210
Danaher Corp.	128,944	6,234,443
General Electric Co.	364,720	6,094,471
Tyco International Ltd.	131,642	5,996,293

Total Industrial Conglomerates		24,136,417

Insurance 4.6%
ACE Ltd.	95,111	6,862,259
AFLAC, Inc.	163,466	7,370,682
Allstate Corp.(The)	238,048	6,270,184
American International Group, Inc.*	237,766	5,870,443
Aon Corp.	135,764	6,329,318
Assurant, Inc.	166,142	6,403,113
Berkshire Hathaway, Inc. — Class B*	82,870	6,452,258
Chubb Corp.(The)	98,591	6,610,527
Cincinnati Financial Corp.	213,519	6,179,240
Genworth Financial, Inc. — Class A*	973,104	6,208,403
Hartford Financial Services Group, Inc.	313,720	6,039,110
Lincoln National Corp.	307,208	5,852,312
Loews Corp.	158,186	6,279,984
Marsh & McLennan Cos., Inc.	209,210	6,406,010

See Notes to Financial Statements.

ANNUAL REPORT      57

RYDEX S&P 500 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

MetLife, Inc.	181,248	$6,372,680
Principal Financial Group, Inc.	232,863	6,003,208
Progressive Corp.(The)	325,938	6,196,081
Prudential Financial, Inc.	115,875	6,280,425
Torchmark Corp.	159,559	6,530,750
Travelers Cos., Inc.(The)	118,125	6,892,594
Unum Group	257,393	6,136,249
XL Group PLC	297,668	6,471,302

Total Insurance		140,017,132

Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	25,406	5,424,435
Expedia, Inc.	200,426	5,263,187
Netflix, Inc.*	36,936	3,031,707
priceline.com, Inc.*	11,365	5,770,238

Total Internet & Catalog Retail		19,489,567

Internet Software & Services 1.2%
Akamai Technologies, Inc.*	263,407	7,096,185
eBay, Inc.*	179,804	5,723,161
Google, Inc. — Class A*	10,774	6,385,103
Monster Worldwide, Inc.*	662,368	6,113,657
VeriSign, Inc.	203,361	6,525,854
Yahoo!, Inc.*	389,625	6,093,735

Total Internet Software & Services		37,937,695

IT Services 2.9%
Accenture PLC — Class A	109,460	6,596,060
Automatic Data Processing, Inc.	116,893	6,117,011
Cognizant Technology Solutions Corp. — Class A*	91,391	6,648,695
Computer Sciences Corp.	203,267	6,394,780
Fidelity National Information Services, Inc.	225,405	5,901,103
Fiserv, Inc.*	108,985	6,415,947
International Business Machines Corp.	34,592	6,386,721
Mastercard, Inc. — Class A	17,071	5,927,734
Paychex, Inc.	218,491	6,366,828
SAIC, Inc.*	455,165	5,657,701
Teradata Corp.*	114,337	6,821,345
Total System Services, Inc.	323,356	6,431,551
Visa, Inc. — Class A	65,325	6,092,209
Western Union Co.(The)	360,198	6,292,659

Total IT Services		88,050,344

Leisure Equipment & Products 0.4%
Hasbro, Inc.	163,726	6,231,412
Mattel, Inc.	219,343	6,194,246

Total Leisure Equipment & Products		12,425,658

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.*	163,868	6,074,587
Life Technologies Corp.*	145,802	5,929,767
PerkinElmer, Inc.	281,587	5,820,403
Thermo Fisher Scientific, Inc.*	108,962	5,477,520
Waters Corp.*	72,191	5,783,943

Total Life Sciences Tools & Services		29,086,220

Machinery 3.1%
Caterpillar, Inc.	68,852	6,503,760
Cummins, Inc.	60,708	6,036,196
Deere & Co.	75,908	5,761,417
Dover Corp.	112,962	6,272,780
Eaton Corp.	147,057	6,591,095
Flowserve Corp.	66,793	6,191,043
Illinois Tool Works, Inc.	130,389	6,340,817
Ingersoll-Rand PLC	165,786	5,160,918
Joy Global, Inc.	72,878	6,354,962
PACCAR, Inc.	156,197	6,753,958
Pall Corp.	132,662	6,788,315
Parker Hannifin Corp.	84,550	6,895,052
Snap-on, Inc.	114,904	6,166,898
Stanley Black & Decker, Inc.	103,728	6,623,033
Xylem, Inc.*	223,706	5,981,899

Total Machinery		94,422,143

Media 3.2%
Cablevision Systems Corp. — Class A	331,430	4,795,792
CBS Corp. — Class B	248,018	6,401,345
Comcast Corp. — Class A	259,997	6,096,930
DIRECTV — Class A*	135,479	6,158,875
Discovery Communications, Inc. — Class A*	147,792	6,423,040
Gannett Co., Inc.	587,922	6,872,808
Interpublic Group of Cos., Inc.(The)	744,095	7,054,021
McGraw-Hill Cos., Inc.(The)	130,365	5,540,512
News Corp. — Class A	351,746	6,162,590
Omnicom Group, Inc.	149,283	6,640,108
Scripps Networks Interactive, Inc. — Class A	138,463	5,881,908
Time Warner Cable, Inc.	91,062	5,799,739
Time Warner, Inc.	192,328	6,729,557
Viacom, Inc. — Class B	126,766	5,558,689
Walt Disney Co.(The)	180,347	6,290,503
Washington Post Co.(The) — Class B	16,905	5,750,405

Total Media		98,156,822

Metals & Mining 1.7%
AK Steel Holding Corp.	696,433	5,801,287
Alcoa, Inc.	497,311	5,351,066
Allegheny Technologies, Inc.	125,677	5,831,413
Cliffs Natural Resources, Inc.	75,932	5,180,081
Freeport-McMoRan Copper & Gold, Inc.	141,659	5,703,191
Newmont Mining Corp.	91,015	6,082,532
Nucor Corp.	170,025	6,423,545
Titanium Metals Corp.	375,329	6,286,761
United States Steel Corp.	212,856	5,398,028

Total Metals & Mining		52,057,904

Multi-Utilities 3.0%
Ameren Corp.	194,530	6,201,616
CenterPoint Energy, Inc.	295,509	6,158,408
CMS Energy Corp.	290,445	6,047,065
Consolidated Edison, Inc.	102,616	5,938,388
Dominion Resources, Inc.	118,740	6,125,797
DTE Energy Co.	116,822	6,087,594
Integrys Energy Group, Inc.	118,219	6,254,967
NiSource, Inc.	265,773	5,870,926
PG&E Corp.	139,362	5,978,630
Public Service Enterprise Group, Inc.	171,586	5,782,448
SCANA Corp.	147,483	6,235,581
Sempra Energy	111,116	5,970,263
TECO Energy, Inc.	318,952	5,922,939
Wisconsin Energy Corp.	185,603	6,019,105
Xcel Energy, Inc.	233,786	6,043,368

Total Multi-Utilities		90,637,095

See Notes to Financial Statements.

RYDEX S&P 500 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Multiline Retail 1.7%
Big Lots, Inc.*	176,512	$6,652,737
Family Dollar Stores, Inc.	110,263	6,464,720
J.C. Penney Co., Inc.	211,317	6,779,049
Kohl’s Corp.	123,878	6,566,773
Macy’s, Inc.	213,045	6,504,264
Nordstrom, Inc.	124,280	6,299,753
Sears Holdings Corp.*	95,465	7,463,454
Target Corp.	111,873	6,125,047

Total Multiline Retail		52,855,797

Office Electronics 0.2%
Xerox Corp.	739,811	6,051,654

Total Office Electronics		6,051,654

Oil, Gas & Consumable Fuels 6.2%
Alpha Natural Resources, Inc.*	200,710	4,825,068
Anadarko Petroleum Corp.	79,933	6,274,741
Apache Corp.	60,708	6,048,338
Cabot Oil & Gas Corp.	83,840	6,516,045
Chesapeake Energy Corp.	187,685	5,277,702
Chevron Corp.	59,855	6,287,768
ConocoPhillips	88,434	6,159,428
Consol Energy, Inc.	137,942	5,898,400
Denbury Resources, Inc.*	410,133	6,439,088
Devon Energy Corp.	90,636	5,886,808
El Paso Corp.	305,669	7,644,782
EOG Resources, Inc.	65,633	5,869,559
EQT Corp.	96,745	6,143,308
Exxon Mobil Corp.	79,981	6,245,716
Hess Corp.	96,531	6,038,979
Marathon Oil Corp.	233,502	6,078,057
Marathon Petroleum Corp.	168,888	6,063,079
Murphy Oil Corp.	113,791	6,300,608
Newfield Exploration Co.*	120,420	4,848,109
Noble Energy, Inc.	72,191	6,449,544
Occidental Petroleum Corp.	71,173	6,614,819
Peabody Energy Corp.	128,211	5,560,511
Pioneer Natural Resources Co.	74,607	6,259,527
QEP Resources, Inc.	175,494	6,238,812
Range Resources Corp.	93,690	6,449,620
Southwestern Energy Co.*	152,385	6,406,265
Spectra Energy Corp.	227,512	6,513,669
Sunoco, Inc.	159,275	5,929,808
Tesoro Corp.*	250,313	6,493,119
Valero Energy Corp.	267,976	6,592,210
Williams Cos., Inc.(The)	219,012	6,594,451

Total Oil, Gas & Consumable Fuels		190,947,938

Paper & Forest Products 0.4%
International Paper Co.	212,169	5,877,081
MeadWestvaco Corp.	212,477	5,930,233

Total Paper & Forest Products		11,807,314

Personal Products 0.4%
Avon Products, Inc.	271,624	4,965,287
Estee Lauder Cos., Inc.(The) — Class A	58,885	5,797,228

Total Personal Products		10,762,515

Pharmaceuticals 2.1%
Abbott Laboratories	114,549	6,170,755
Allergan, Inc.	71,660	6,028,039
Bristol-Myers Squibb Co.	196,108	6,195,052
Eli Lilly & Co.	157,831	5,865,000
Forest Laboratories, Inc.*	178,998	5,602,637
Hospira, Inc.*	149,899	4,714,324
Johnson & Johnson, Inc.	91,819	5,912,225
Merck & Co., Inc.	181,318	6,255,471
Mylan, Inc.*	285,661	5,590,386
Pfizer, Inc.	322,739	6,215,953
Watson Pharmaceuticals, Inc.*	88,102	5,916,930

Total Pharmaceuticals		64,466,772

Professional Services 0.6%
Dun & Bradstreet Corp.(The)	89,689	5,996,607
Equifax, Inc.	184,776	6,494,876
Robert Half International, Inc.	263,502	6,964,358

Total Professional Services		19,455,841

Real Estate Investment Trusts (REITs) 3.0%
Apartment Investment & Management Co. — Class A	222,492	5,488,878
AvalonBay Communities, Inc.	46,004	6,150,275
Boston Properties, Inc.	57,772	5,718,850
Equity Residential	102,379	6,007,600
HCP, Inc.	160,270	6,386,759
Health Care REIT, Inc.	117,580	6,195,290
Host Hotels & Resorts, Inc.	496,343	7,082,815
Kimco Realty Corp.	356,791	6,233,139
Plum Creek Timber Co., Inc.	160,933	6,060,737
ProLogis, Inc.	215,462	6,412,149
Public Storage	48,633	6,276,089
Simon Property Group, Inc.	49,935	6,413,651
Ventas, Inc.	111,543	6,202,906
Vornado Realty Trust	69,397	5,746,765
Weyerhaeuser Co.	336,853	6,056,617

Total Real Estate Investment Trusts (REITs)		92,432,520

Real Estate Management & Development 0.2%
CBRE Group, Inc.*	393,805	7,001,853

Total Real Estate Management & Development		7,001,853

Road & Rail 0.8%
CSX Corp.	278,678	6,189,438
Norfolk Southern Corp.	84,148	6,226,111
Ryder System, Inc.	130,389	6,642,016
Union Pacific Corp.	64,544	6,426,646

Total Road & Rail		25,484,211

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.*	819,955	4,780,338
Altera Corp.	154,018	5,840,363
Analog Devices, Inc.	171,303	6,264,551
Applied Materials, Inc.	510,664	6,291,381
Broadcom Corp. — Class A*	166,023	5,991,770
First Solar, Inc.*	68,734	3,420,891
Intel Corp.	270,675	6,642,365
KLA-Tencor Corp.	150,633	7,093,308
Linear Technology Corp.	193,749	6,260,030
LSI Corp.*	887,576	5,547,350
MEMC Electronic Materials, Inc.*	847,591	5,077,070
Microchip Technology, Inc.	171,090	6,186,614
Micron Technology, Inc.*	844,463	4,720,548
Novellus Systems, Inc.*	195,808	6,765,166
NVIDIA Corp.*	380,440	5,630,512
Teradyne, Inc.*	467,692	6,697,349

See Notes to Financial Statements.

ANNUAL REPORT      59

RYDEX S&P 500 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Texas Instruments, Inc.	212,737	$6,537,408
Xilinx, Inc.	185,911	6,220,582

Total Semiconductors & Semiconductor Equipment		105,967,596

Software 2.7%
Adobe Systems, Inc.*	232,200	6,829,002
Autodesk, Inc.*	202,225	6,996,985
BMC Software, Inc.*	140,618	4,887,882
CA, Inc.	278,323	6,028,476
Citrix Systems, Inc.*	102,924	7,495,955
Compuware Corp.*	700,412	5,918,481
Electronic Arts, Inc.*	259,098	6,049,938
Intuit, Inc.	120,990	6,493,533
Microsoft Corp.	218,420	5,816,525
Oracle Corp.	203,101	6,655,620
Red Hat, Inc.*	144,809	7,189,767
Salesforce.com, Inc.*	44,134	5,877,325
Symantec Corp.*	338,341	5,755,180

Total Software		81,994,669

Specialty Retail 3.4%
Abercrombie & Fitch Co. — Class A	87,226	6,489,614
AutoNation, Inc.*	157,759	6,143,135
AutoZone, Inc.*	17,923	5,799,704
Bed Bath & Beyond, Inc.*	98,614	6,098,290
Best Buy Co., Inc.	232,271	6,092,468
CarMax, Inc.*	201,065	6,044,014
GameStop Corp. — Class A*	238,569	6,100,209
Gap, Inc.(The)	346,204	6,543,256
Home Depot, Inc.	170,853	6,116,537
Limited Brands, Inc.	147,815	6,313,179
Lowe’s Cos., Inc.	292,140	6,140,783
O’Reilly Automotive, Inc.*	82,869	6,302,187
Ross Stores, Inc.	73,067	6,410,168
Staples, Inc.	400,710	5,994,622
Tiffany & Co.	78,987	6,297,633
TJX Cos., Inc.	103,989	6,128,072
Urban Outfitters, Inc.*	237,455	6,470,649

Total Specialty Retail		105,484,520

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	100,059	6,510,839
NIKE, Inc. — Class B	66,414	6,398,989
Ralph Lauren Corp.	40,630	6,451,637
V.F. Corp.	47,567	6,574,711

Total Textiles, Apparel & Luxury Goods		25,936,176

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	1,001,211	6,257,569
People’s United Financial, Inc.	485,380	6,188,595

Total Thrifts & Mortgage Finance		12,446,164

Tobacco 0.8%
Altria Group, Inc.	220,645	6,078,770
Lorillard, Inc.	53,060	5,871,620
Philip Morris International, Inc.	86,066	6,013,431
Reynolds American, Inc.	156,670	6,059,995

Total Tobacco		24,023,816

Trading Companies & Distributors 0.4%
Fastenal Co.	164,413	6,262,491
W.W. Grainger, Inc.	36,770	6,299,069

Total Trading Companies & Distributors		12,561,560

Wireless Telecommunication Services 0.5%
American Tower Corp. — Class A*	108,985	6,005,074
MetroPCS Communications, Inc.*	581,196	4,940,166
Sprint Nextel Corp.*	1,756,586	4,514,426

Total Wireless Telecommunication Services		15,459,666

Total Common Stocks (Cost $3,181,844,618)		3,061,422,520

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	880,646	880,646

Total Short Term Investments (Cost $880,646)		880,646

Total Investments 100.0%(a) (Cost $3,182,725,264)		3,062,303,166

Other Assets in Excess of Liabilities—0.0%(b)		1,505,687

Net Assets—100.0%		$3,063,808,853

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc.	114	$6,621
BE Aerospace, Inc.*	207	7,810
Esterline Technologies Corp.*	112	6,261
Exelis, Inc.*	557	6,294
Huntington Ingalls Industries, Inc.*	237	6,992
Triumph Group, Inc.	133	7,727

Total Aerospace & Defense		41,705

Air Freight & Logistics 0.2%
UTi Worldwide, Inc.	467	6,823

Total Air Freight & Logistics		6,823

Airlines 0.5%
Alaska Air Group, Inc.*	113	7,518
JetBlue Airways Corp.*	1,505	6,742

Total Airlines		14,260

Auto Components 0.5%
BorgWarner, Inc.*	98	7,496
Gentex Corp.	263	7,922

Total Auto Components		15,418

Automobiles 0.3%
Thor Industries, Inc.	309	8,170

Total Automobiles		8,170

Beverages 0.2%
Hansen Natural Corp.*	75	6,682

Total Beverages		6,682

Biotechnology 0.4%
United Therapeutics Corp.*	153	6,691
Vertex Pharmaceuticals, Inc.*	134	5,305

Total Biotechnology		11,996

Building Products 0.5%
Fortune Brands Home & Security, Inc.*	396	5,754
Lennox International, Inc.	219	7,050

Total Building Products		12,804

Capital Markets 2.0%
Affiliated Managers Group, Inc.*	79	7,316
Apollo Investment Corp.	833	6,897
Eaton Vance Corp.	283	7,440
Greenhill & Co., Inc.	222	8,387
Jefferies Group, Inc.	464	6,153
Raymond James Financial, Inc.	246	7,471
SEI Investments Co.	404	6,541
Waddell & Reed Financial, Inc. — Class A	219	6,073

Total Capital Markets		56,278

Chemicals 3.0%
Albemarle Corp.	147	7,834
Ashland, Inc.	131	6,938
Cabot Corp.	206	6,217
Cytec Industries, Inc.	170	7,594
Intrepid Potash, Inc.*	199	5,538
Minerals Technologies, Inc.	126	6,910
NewMarket Corp.	41	7,960
Olin Corp.	345	6,507
RPM International, Inc.	352	7,909
Scotts Miracle-Gro Co.(The) — Class A	144	6,985
Sensient Technologies Corp.	191	7,059
Valspar Corp.	208	7,253

Total Chemicals		84,704

Commercial Banks 5.2%
Associated Banc-Corp.	665	7,415
BancorpSouth, Inc.	659	6,438
Bank of Hawaii Corp.	170	7,179
Cathay General Bancorp	566	7,918
City National Corp.	161	6,830
Commerce Bancshares, Inc.	183	7,100
Cullen/Frost Bankers, Inc.	139	6,817
East West Bancorp, Inc.	408	7,944
FirstMerit Corp.	560	7,846
Fulton Financial Corp.	779	7,354
Hancock Holding Co.	234	7,090
International Bancshares Corp.	464	8,408
Prosperity Bancshares, Inc.	190	7,313
SVB Financial Group*	158	7,258
Synovus Financial Corp.	4,909	7,363
TCF Financial Corp.	668	7,108
Trustmark Corp.	336	7,439
Valley National Bancorp	615	7,380
Webster Financial Corp.	382	7,502
Westamerica Bancorp	166	7,440

Total Commercial Banks		147,142

Commercial Services & Supplies 2.6%
Brink’s Co.(The)	261	7,253
Clean Harbors, Inc.*	122	7,109
Copart, Inc.*	164	7,142
Corrections Corp. of America*	285	6,336
Deluxe Corp.	309	7,299
Herman Miller, Inc.	376	7,764
HNI Corp.	371	8,923
Mine Safety Appliances Co.	217	7,280
Rollins, Inc.	334	7,274
Waste Connections, Inc.	201	6,844

Total Commercial Services & Supplies		73,224

Communications Equipment 1.2%
ADTRAN, Inc.	217	7,291
Ciena Corp.*	522	6,880
Plantronics, Inc.	221	7,384
Polycom, Inc.*	308	5,091
Riverbed Technology, Inc.*	283	7,805

Total Communications Equipment		34,451

Computers & Peripherals 0.8%
Diebold, Inc.	237	7,650
NCR Corp.*	369	7,026
QLogic Corp.*	469	6,552

Total Computers & Peripherals		21,228

Construction & Engineering 1.2%
Aecom Technology Corp.*	326	6,820
Granite Construction, Inc.	327	7,357
KBR, Inc.	233	6,503
Shaw Group, Inc.(The)*	281	6,536
URS Corp.*	207	7,390

Total Construction & Engineering		34,606

See Notes to Financial Statements.

ANNUAL REPORT      61

RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Construction Materials 0.3%
Martin Marietta Materials, Inc.	99	$7,145

Total Construction Materials		7,145

Containers & Packaging 1.7%
AptarGroup, Inc.	137	6,572
Greif, Inc. — Class A	141	6,314
Packaging Corp. of America	251	6,546
Rock-Tenn Co. — Class A	122	7,221
Silgan Holdings, Inc.	182	6,832
Sonoco Products Co.	210	6,592
Temple-Inland, Inc.	217	6,903

Total Containers & Packaging		46,980

Distributors 0.3%
LKQ Corp.*	255	7,441

Total Distributors		7,441

Diversified Consumer Services 1.7%
Career Education Corp.*	408	6,581
ITT Educational Services, Inc.*	98	6,072
Matthews International Corp. — Class A	218	7,660
Regis Corp.	475	7,771
Service Corp. International	684	6,840
Sotheby’s	177	6,234
Strayer Education, Inc.	74	6,306

Total Diversified Consumer Services		47,464

Diversified Financial Services 0.2%
MSCI, Inc. — Class A*	210	7,012

Total Diversified Financial Services		7,012

Diversified Telecommunication Services 0.2%
tw telecom, Inc.*	375	6,938

Total Diversified Telecommunication Services		6,938

Electric Utilities 2.0%
Cleco Corp.	188	6,932
DPL, Inc.	224	6,798
Great Plains Energy, Inc.	343	7,114
Hawaiian Electric Industries, Inc.	275	6,966
IDACORP, Inc.	174	7,026
NV Energy, Inc.	457	7,330
PNM Resources, Inc.	453	8,145
Westar Energy, Inc.	257	7,006

Total Electric Utilities		57,317

Electrical Equipment 1.8%
Acuity Brands, Inc.	161	7,454
AMETEK, Inc.	176	6,956
General Cable Corp.*	247	6,926
Hubbell, Inc. — Class B	119	7,115
Regal-Beloit Corp.	116	6,163
Thomas & Betts Corp.*	156	7,752
Woodward, Inc.	222	7,521

Total Electrical Equipment		49,887

Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.*	212	7,643
Avnet, Inc.*	243	7,365
Ingram Micro, Inc. — Class A*	378	6,759
Itron, Inc.*	183	6,733
National Instruments Corp.	258	6,891
Tech Data Corp.*	141	6,934
Trimble Navigation Ltd.*	188	7,597
Vishay Intertechnology, Inc.*	631	6,783

Total Electronic Equipment, Instruments & Components		56,705

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	167	7,138
CARBO Ceramics, Inc.	44	5,977
Dresser-Rand Group, Inc.*	149	7,212
Dril-Quip, Inc.*	105	6,835
Exterran Holdings, Inc.*	641	6,089
Helix Energy Solutions Group, Inc.*	408	7,368
Oceaneering International, Inc.	166	6,944
Oil States International, Inc.*	106	7,379
Patterson-UTI Energy, Inc.	299	6,076
Superior Energy Services, Inc.*	192	5,399
Tidewater, Inc.	124	6,104
Unit Corp.*	144	7,065

Total Energy Equipment & Services		79,586

Food & Staples Retailing 0.2%
Ruddick Corp.	160	6,994

Total Food & Staples Retailing		6,994

Food Products 1.7%
Corn Products International, Inc.	147	7,130
Flowers Foods, Inc.	363	7,329
Green Mountain Coffee Roasters, Inc.*	63	4,096
Lancaster Colony Corp.	111	7,384
Ralcorp Holdings, Inc.*	85	6,871
Smithfield Foods, Inc.*	342	7,818
Tootsie Roll Industries, Inc.	272	6,737

Total Food Products		47,365

Gas Utilities 1.5%
AGL Resources, Inc.	165	6,920
Atmos Energy Corp.	201	6,898
National Fuel Gas Co.	114	6,987
Questar Corp.	368	7,091
UGI Corp.	234	6,709
WGL Holdings, Inc.	164	7,021

Total Gas Utilities		41,626

Health Care Equipment & Supplies 2.6%
Cooper Cos., Inc.(The)	85	5,891
Gen-Probe, Inc.*	110	6,611
Hill-Rom Holdings, Inc.	224	7,542
Hologic, Inc.*	412	6,641
IDEXX Laboratories, Inc.*	91	6,551
Kinetic Concepts, Inc.*	102	6,976
Masimo Corp.	296	6,121
ResMed, Inc.*	230	6,509
STERIS Corp.	219	6,785
Teleflex, Inc.	120	7,183
Thoratec Corp.*	215	7,850

Total Health Care Equipment & Supplies		74,660

Health Care Providers & Services 3.6%
AMERIGROUP Corp.*	158	8,789
Catalyst Health Solutions, Inc.*	120	6,596
Community Health Systems, Inc.*	367	6,415
Health Management Associates, Inc. — Class A*	896	7,849
Health Net, Inc.*	257	7,142
Henry Schein, Inc.*	105	7,279

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

LifePoint Hospitals, Inc.*	197	$7,616
Lincare Holdings, Inc.	321	7,559
Mednax, Inc.*	103	6,777
Omnicare, Inc.	235	7,008
Owens & Minor, Inc.	227	6,792
Universal Health Services, Inc. — Class B	180	7,195
VCA Antech, Inc.*	399	8,108
WellCare Health Plans, Inc.*	157	7,695

Total Health Care Providers & Services		102,820

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	369	7,066

Total Health Care Technology		7,066

Hotels, Restaurants & Leisure 2.6%
Bally Technologies, Inc.*	231	8,378
Bob Evans Farms, Inc.	227	7,468
Brinker International, Inc.	316	7,236
Cheesecake Factory, Inc.(The)*	245	6,858
International Speedway Corp. — Class A	280	6,681
Life Time Fitness, Inc.*	177	7,634
Panera Bread Co. — Class A*	60	8,021
Scientific Games Corp. — Class A*	861	7,482
Wendy’s Co.(The)	1,366	6,912
WMS Industries, Inc.*	339	7,428

Total Hotels, Restaurants & Leisure		74,098

Household Durables 2.1%
American Greetings Corp. — Class A	325	5,203
KB Home	1,057	7,367
MDC Holdings, Inc.	381	8,535
Mohawk Industries, Inc.*	149	7,845
NVR, Inc.*	11	7,070
Ryland Group, Inc.	634	8,559
Toll Brothers, Inc.*	427	7,447
Tupperware Brands Corp.	111	6,276

Total Household Durables		58,302

Household Products 0.5%
Church & Dwight Co., Inc.	157	6,936
Energizer Holdings, Inc.*	95	7,010

Total Household Products		13,946

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	181	7,551

Total Industrial Conglomerates		7,551

Insurance 4.3%
American Financial Group, Inc.	207	7,417
Arthur J. Gallagher & Co.	245	7,571
Aspen Insurance Holdings Ltd.	284	7,523
Brown & Brown, Inc.	358	7,905
Everest Re Group Ltd.	85	7,643
Fidelity National Financial, Inc. — Class A	418	6,454
First American Financial Corp.	457	5,484
Hanover Insurance Group, Inc.(The)	188	7,174
HCC Insurance Holdings, Inc.	239	6,360
Kemper Corp.	260	6,991
Mercury General Corp.	175	7,577
Old Republic International Corp.	699	6,179
Protective Life Corp.	389	7,235
Reinsurance Group of America, Inc.	130	6,790
StanCorp Financial Group, Inc.	237	8,044
Transatlantic Holdings, Inc.	141	7,338
W.R. Berkley Corp.	228	7,937

Total Insurance		121,622

Internet Software & Services 1.2%
AOL, Inc.*	466	6,580
Digital River, Inc.*	315	5,774
Equinix, Inc.*	71	6,817
Rackspace Hosting, Inc.*	178	7,367
ValueClick, Inc.*	393	6,917

Total Internet Software & Services		33,455

IT Services 3.4%
Acxiom Corp.*	619	8,165
Alliance Data Systems Corp.*	72	7,376
Broadridge Financial Solutions, Inc.	324	7,209
Convergys Corp.*	679	7,265
CoreLogic, Inc.*	567	6,900
DST Systems, Inc.	148	7,428
Gartner, Inc.*	190	7,319
Global Payments, Inc.	154	7,072
Jack Henry & Associates, Inc.	230	7,454
Lender Processing Services, Inc.	409	7,178
Mantech International Corp.	200	7,026
NeuStar, Inc. — Class A*	266	8,456
VeriFone Systems, Inc.*	178	7,513

Total IT Services		96,361

Leisure Equipment & Products 0.3%
Polaris Industries, Inc.	122	7,727

Total Leisure Equipment & Products		7,727

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc. — Class A*	70	6,969
Charles River Laboratories International, Inc.*	216	6,972
Covance, Inc.*	133	6,747
Mettler-Toledo International, Inc.*	43	6,605
Pharmaceutical Product Development, Inc.	236	7,786
Techne Corp.	93	6,398

Total Life Sciences Tools & Services		41,477

Machinery 4.7%
AGCO Corp.*	156	6,837
Crane Co.	167	7,366
Donaldson Co., Inc.	116	7,430
Gardner Denver, Inc.	89	6,882
Graco, Inc.	179	7,686
Harsco Corp.	295	6,800
IDEX Corp.	196	6,948
ITT Corp.	166	2,509
Kennametal, Inc.	189	7,350
Lincoln Electric Holdings, Inc.	207	7,535
Nordson Corp.	153	7,095
Oshkosh Corp.*	339	7,072
Pentair, Inc.	200	7,190
SPX Corp.	128	6,990
Terex Corp.*	492	8,187
Timken Co.	185	7,792
Trinity Industries, Inc.	250	6,818
Valmont Industries, Inc.	74	6,346
Wabtec Corp.	112	7,524

Total Machinery		132,357

See Notes to Financial Statements.

ANNUAL REPORT      63

RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Marine 0.5%
Alexander & Baldwin, Inc.	164	$6,808
Kirby Corp.*	119	7,323

Total Marine		14,131

Media 1.9%
AMC Networks, Inc. — Class A*	186	6,067
DreamWorks Animation SKG, Inc. — Class A*	335	6,214
John Wiley & Sons, Inc. — Class A	139	6,611
Lamar Advertising Co. — Class A*	357	8,029
Meredith Corp.	280	7,512
New York Times Co.(The) — Class A*	931	7,094
Scholastic Corp.	250	6,713
Valassis Communications, Inc.*	303	5,918

Total Media		54,158

Metals & Mining 1.5%
Carpenter Technology Corp.	127	7,204
Commercial Metals Co.	589	7,321
Compass Minerals International, Inc.	90	6,846
Reliance Steel & Aluminum Co.	169	7,468
Steel Dynamics, Inc.	560	6,994
Worthington Industries, Inc.	453	7,828

Total Metals & Mining		43,661

Multi-Utilities 1.5%
Alliant Energy Corp.	169	6,892
Black Hills Corp.	215	7,248
MDU Resources Group, Inc.	323	6,657
NSTAR	148	6,673
OGE Energy Corp.	136	7,037
Vectren Corp.	243	6,896

Total Multi-Utilities		41,403

Multiline Retail 0.8%
99 Cents Only Stores*	332	7,238
Dollar Tree, Inc.*	89	7,116
Saks, Inc.*	679	7,177

Total Multiline Retail		21,531

Office Electronics 0.3%
Zebra Technologies Corp. — Class A*	212	7,577

Total Office Electronics		7,577

Oil, Gas & Consumable Fuels 3.0%
Arch Coal, Inc.	344	6,268
Bill Barrett Corp.*	152	6,323
Cimarex Energy Co.	100	6,400
Comstock Resources, Inc.*	346	6,311
Energen Corp.	144	7,065
Forest Oil Corp.*	354	4,128
HollyFrontier Corp.	206	6,322
Northern Oil and Gas, Inc.*	307	7,420
Patriot Coal Corp.*	520	6,531
Plains Exploration & Production Co.*	231	7,276
Quicksilver Resources, Inc.*	734	5,652
SM Energy Co.	87	7,213
Southern Union Co.	161	6,767

Total Oil, Gas & Consumable Fuels		83,676

Paper & Forest Products 0.5%
Domtar Corp.	81	6,635
Louisiana-Pacific Corp.*	1,103	7,335

Total Paper & Forest Products		13,970

Pharmaceuticals 0.7%
Endo Pharmaceuticals Holdings, Inc.*	224	7,237
Medicis Pharmaceutical Corp. — Class A	176	6,739
Perrigo Co.	71	6,410

Total Pharmaceuticals		20,386

Professional Services 1.4%
Corporate Executive Board Co.(The)	209	7,647
FTI Consulting, Inc.*	192	7,567
Korn/Ferry International*	491	7,841
Manpower, Inc.	182	7,852
Towers Watson & Co. — Class A	114	7,490

Total Professional Services		38,397

Real Estate Investment Trusts (REITs) 6.2%
Alexandria Real Estate Equities, Inc.	100	6,609
American Campus Communities, Inc.	174	6,774
BRE Properties, Inc.	140	7,017
Camden Property Trust	108	6,549
Corporate Office Properties Trust	260	6,305
Cousins Properties, Inc.	1,026	6,730
Duke Realty Corp.	595	7,307
Equity One, Inc.	399	6,843
Essex Property Trust, Inc.	48	6,852
Federal Realty Investment Trust	79	7,012
Highwoods Properties, Inc.	219	6,785
Home Properties, Inc.	108	6,361
Hospitality Properties Trust	285	6,848
Liberty Property Trust	211	6,752
Macerich Co.(The)	145	7,215
Mack-Cali Realty Corp.	223	6,257
Omega Healthcare Investors, Inc.	367	6,518
Potlatch Corp.	210	6,821
Rayonier, Inc.	170	7,094
Realty Income Corp.	197	6,582
Regency Centers Corp.	176	7,209
Senior Housing Properties Trust	291	6,530
SL Green Realty Corp.	96	6,623
Taubman Centers, Inc.	120	7,348
UDR, Inc.	259	6,457
Weingarten Realty Investors	294	6,824

Total Real Estate Investment Trusts (REITs)		176,222

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	111	7,173

Total Real Estate Management & Development		7,173

Road & Rail 1.3%
Con-way, Inc.	259	7,633
JB Hunt Transport Services, Inc.	170	7,193
Kansas City Southern*	124	7,833
Landstar System, Inc.	164	7,319
Werner Enterprises, Inc.	291	6,897

Total Road & Rail		36,875

Semiconductors & Semiconductor Equipment 3.2%
Atmel Corp.*	653	6,896
Cree, Inc.*	206	5,488
Cypress Semiconductor Corp.*	391	7,472
Fairchild Semiconductor International, Inc.*	493	7,380

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Integrated Device Technology, Inc.*	1,086	$6,603
International Rectifier Corp.*	309	7,506
Intersil Corp. — Class A	581	6,954
Lam Research Corp.*	170	7,308
RF Micro Devices, Inc.*	985	7,230
Semtech Corp.*	277	6,764
Silicon Laboratories, Inc.*	184	7,866
Skyworks Solutions, Inc.*	306	6,062
Varian Semiconductor Equipment Associates, Inc.*	109	6,842

Total Semiconductors & Semiconductor Equipment		90,371

Software 4.2%
ACI Worldwide, Inc.*	225	6,901
Advent Software, Inc.*	289	7,919
ANSYS, Inc.*	126	6,849
Cadence Design Systems, Inc.*	691	7,649
Concur Technologies, Inc.*	164	7,629
Factset Research Systems, Inc.	78	7,755
Fair Isaac Corp.	273	7,466
Informatica Corp.*	162	7,371
Mentor Graphics Corp.*	646	7,339
MICROS Systems, Inc.*	141	6,940
Parametric Technology Corp.*	396	8,249
Quest Software, Inc.*	398	7,001
Rovi Corp.*	147	7,282
Solera Holdings, Inc.	125	6,829
Synopsys, Inc.*	261	6,997
TIBCO Software, Inc.*	303	8,754

Total Software		118,930

Specialty Retail 4.5%
Aaron’s, Inc.	246	6,583
Advance Auto Parts, Inc.	108	7,028
Aeropostale, Inc.*	620	8,469
American Eagle Outfitters, Inc.	589	7,734
ANN, Inc.*	269	7,166
Ascena Retail Group, Inc.*	251	7,254
Barnes & Noble, Inc.	581	7,129
Chico’s FAS, Inc.	496	6,131
Collective Brands, Inc.*	497	7,261
Dick’s Sporting Goods, Inc.*	195	7,622
Foot Locker, Inc.	309	6,755
Guess?, Inc.	204	6,730
Office Depot, Inc.*	2,743	6,281
PetSmart, Inc.	152	7,136
RadioShack Corp.	546	6,503
Rent-A-Center, Inc.	235	8,025
Tractor Supply Co.	98	6,952
Williams-Sonoma, Inc.	200	7,508

Total Specialty Retail		128,267

Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.*	68	7,836
Fossil, Inc.*	67	6,945
Hanesbrands, Inc.*	238	6,276
PVH Corp.	105	7,813
Under Armour, Inc. — Class A*	87	7,344
Warnaco Group, Inc.(The)*	128	6,285

Total Textiles, Apparel & Luxury Goods		42,499

Thrifts & Mortgage Finance 0.9%
Astoria Financial Corp.	750	6,225
First Niagara Financial Group, Inc.	649	5,964
New York Community Bancorp, Inc.	532	7,081
Washington Federal, Inc.	460	6,279

Total Thrifts & Mortgage Finance		25,549

Tobacco 0.3%
Universal Corp.	167	7,151

Total Tobacco		7,151

Trading Companies & Distributors 1.1%
GATX Corp.	189	7,178
MSC Industrial Direct Co. — Class A	109	7,413
United Rentals, Inc.*	376	8,802
Watsco, Inc.	117	7,215

Total Trading Companies & Distributors		30,608

Water Utilities 0.2%
Aqua America, Inc.	308	6,835

Total Water Utilities		6,835

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	282	6,537

Total Wireless Telecommunication Services		6,537

Total Common Stocks (Cost $2,961,961)		2,819,300

SHORT TERM INVESTMENTS 0.2%
SSgA Government Money Market Fund	6,118	6,118

Total Short Term Investments (Cost $6,118)		6,118

Total Investments 100.0%(a) (Cost $2,968,079)		2,825,418

Other Assets in Excess of Liabilities—0.0%(b)		720

Net Assets—100.0%		$2,826,138

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

ANNUAL REPORT      65

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%
Aerospace & Defense 1.9%
AAR Corp.	425	$8,470
Aerovironment, Inc.*	297	9,810
American Science & Engineering, Inc.	138	9,387
Ceradyne, Inc.*	310	10,373
Cubic Corp.	217	10,225
Curtiss-Wright Corp.	300	9,834
GenCorp, Inc.*	2,184	10,614
Moog, Inc. — Class A*	253	9,799
National Presto Industries, Inc.	97	9,264
Orbital Sciences Corp.*	625	9,662
Teledyne Technologies, Inc.*	169	9,205

Total Aerospace & Defense		106,643

Air Freight & Logistics 0.3%
Forward Air Corp.	305	9,989
HUB Group, Inc. — Class A*	300	9,378

Total Air Freight & Logistics		19,367

Airlines 0.3%
Allegiant Travel Co.*	190	9,873
SkyWest, Inc.	703	9,427

Total Airlines		19,300

Auto Components 0.7%
Drew Industries, Inc.	444	10,669
Spartan Motors, Inc.	1,959	9,599
Standard Motor Products, Inc.	623	9,688
Superior Industries International, Inc.	539	9,858

Total Auto Components		39,814

Automobiles 0.2%
Winnebago Industries, Inc.*	1,191	9,695

Total Automobiles		9,695

Beverages 0.2%
Boston Beer Co., Inc. — Class A*	113	9,998

Total Beverages		9,998

Biotechnology 0.8%
Arqule, Inc.*	1,841	10,696
Cubist Pharmaceuticals, Inc.*	269	10,171
Emergent Biosolutions, Inc.*	504	9,506
Regeneron Pharmaceuticals, Inc.*	147	8,129
Savient Pharmaceuticals, Inc.*	2,200	8,250

Total Biotechnology		46,752

Building Products 1.6%
AAON, Inc.	495	10,479
AO Smith Corp.	236	8,770
Apogee Enterprises, Inc.	969	10,582
Gibraltar Industries, Inc.*	924	10,312
Griffon Corp.*	983	9,309
NCI Building Systems, Inc.*	952	8,673
Quanex Building Products Corp.	780	11,505
Simpson Manufacturing Co., Inc.	334	10,240
Universal Forest Products, Inc.	317	8,898

Total Building Products		88,768

Capital Markets 1.1%
Calamos Asset Management, Inc. — Class A	768	9,592
Financial Engines, Inc.*	409	9,288
Investment Technology Group, Inc.*	776	8,854
Piper Jaffray Co.*	424	8,802
Prospect Capital Corp.	1,027	9,829
Stifel Financial Corp.*	310	9,880
SWS Group, Inc.*	1,523	8,392

Total Capital Markets		64,637

Chemicals 2.3%
A. Schulman, Inc.	482	10,175
American Vanguard Corp.	770	9,525
Balchem Corp.	220	8,111
Calgon Carbon Corp.*	603	9,618
H.B. Fuller Co.	424	9,112
Hawkins, Inc.	250	9,570
Koppers Holdings, Inc.	295	9,762
Kraton Performance Polymers, Inc.*	436	8,580
LSB Industries, Inc.*	242	8,574
OM Group, Inc.*	296	8,557
PolyOne Corp.	757	8,471
Quaker Chemical Corp.	298	10,367
Stepan Co.	123	9,507
Zep, Inc.	536	8,169

Total Chemicals		128,098

Commercial Banks 6.1%
Bank of the Ozarks, Inc.	406	10,097
Boston Private Financial Holdings, Inc.	1,417	10,741
City Holding Co.	302	9,924
Columbia Banking System, Inc.	542	10,336
Community Bank System, Inc.	379	9,687
First BanCorp*	2,971	10,577
First Commonwealth Financial Corp.	2,147	9,898
First Financial Bancorp	584	9,578
First Financial Bankshares, Inc.	314	9,973
First Midwest Bancorp, Inc.	1,031	9,289
FNB Corp.	1,000	10,090
Glacier Bancorp, Inc.	856	9,716
Hanmi Financial Corp.*	9,583	9,583
Home Bancshares, Inc.	389	9,122
Independent Bank Corp.	380	9,850
Nara Bancorp, Inc.*	1,336	11,329
National Penn Bancshares, Inc.	1,203	9,383
NBT Bancorp, Inc.	468	10,071
Old National Bancorp	908	10,505
PacWest Bancorp	553	9,755
Pinnacle Financial Partners, Inc.*	795	11,933
PrivateBancorp, Inc.	1,061	11,565
S&T Bancorp, Inc.	507	9,466
Signature Bank*	168	9,366
Simmons First National Corp. — Class A	406	10,540
Sterling Bancorp	1,138	9,388
Susquehanna Bancshares, Inc.	1,399	10,157
Texas Capital Bancshares, Inc.*	354	9,912
Tompkins Financial Corp.	245	9,660
UMB Financial Corp.	242	8,922
Umpqua Holdings Corp.	915	10,477
United Bankshares, Inc.	416	9,876
United Community Banks, Inc.*	891	6,584
Wilshire Bancorp, Inc.*	3,138	10,732
Wintrust Financial Corp.	303	8,751

Total Commercial Banks		346,833

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	453	9,160
Consolidated Graphics, Inc.*	233	10,615
G&K Services, Inc. — Class A	309	9,381
Geo Group, Inc.(The)*	438	7,985

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Healthcare Services Group, Inc.	539	$9,352
Interface, Inc. — Class A	652	8,502
Mobile Mini, Inc.*	510	9,251
Standard Register Co.(The)	3,495	9,052
SYKES Enterprises, Inc.*	557	8,873
Tetra Tech, Inc.*	459	10,020
Unifirst Corp.	175	9,161
United Stationers, Inc.	299	9,511
Viad Corp.	461	9,649

Total Commercial Services & Supplies		120,512

Communications Equipment 2.4%
Arris Group, Inc.*	809	8,705
Bel Fuse, Inc. — Class B	507	9,065
Black Box Corp.	370	10,356
Blue Coat Systems, Inc.*	562	9,048
Comtech Telecommunications Corp.	316	10,463
Digi International, Inc.*	715	9,145
Harmonic, Inc.*	1,849	10,170
Netgear, Inc.*	332	11,773
Network Equipment Technologies, Inc.*	3,875	7,401
Oplink Communications, Inc.*	534	8,662
PC-Tel, Inc.*	1,435	10,389
Symmetricom, Inc.*	1,730	8,910
Tekelec*	1,303	12,795
Viasat, Inc.*	248	10,562

Total Communications Equipment		137,444

Computers & Peripherals 1.2%
Avid Technology, Inc.*	963	5,971
Intermec, Inc.*	1,246	10,055
Intevac, Inc.*	1,168	9,402
Novatel Wireless, Inc.*	2,525	10,024
Stratasys, Inc.*	390	10,936
Super Micro Computer, Inc.*	659	10,544
Synaptics, Inc.*	350	11,827

Total Computers & Peripherals		68,759

Construction & Engineering 0.9%
Aegion Corp.*	633	9,362
Comfort Systems USA, Inc.	890	9,790
Dycom Industries, Inc.*	485	9,424
EMCOR Group, Inc.	422	10,579
Orion Marine Group, Inc.*	1,340	9,099

Total Construction & Engineering		48,254

Construction Materials 0.4%
Eagle Materials, Inc.	476	9,796
Headwaters, Inc.*	4,766	8,388
Texas Industries, Inc.	228	6,840

Total Construction Materials		25,024

Consumer Finance 0.6%
Cash America International, Inc.	149	8,158
Ezcorp, Inc. — Class A*	271	7,528
First Cash Financial Services, Inc.*	175	7,263
World Acceptance Corp.*	140	9,471

Total Consumer Finance		32,420

Containers & Packaging 0.2%
Myers Industries, Inc.	801	9,788

Total Containers & Packaging		9,788

Distributors 0.3%
Audiovox Corp. — Class A*	1,461	10,387
Pool Corp.	322	9,409

Total Distributors		19,796

Diversified Consumer Services 1.2%
American Public Education, Inc.*	228	8,165
Capella Education Co.*	270	9,399
Coinstar, Inc.*	187	8,927
Corinthian Colleges, Inc.*	4,126	7,881
Hillenbrand, Inc.	461	9,732
Lincoln Educational Services Corp.	978	9,144
School Specialty, Inc.*	986	7,543
Universal Technical Institute, Inc.*	608	8,682

Total Diversified Consumer Services		69,473

Diversified Financial Services 0.5%
Encore Capital Group, Inc.*	380	10,294
Interactive Brokers Group, Inc. — Class A	614	9,443
Portfolio Recovery Associates, Inc.*	133	9,329

Total Diversified Financial Services		29,066

Diversified Telecommunication Services 0.8%
Atlantic Tele-Network, Inc.	274	10,398
Cbeyond, Inc.*	1,017	8,380
Cincinnati Bell, Inc.*	2,652	8,539
General Communication, Inc. — Class A*	1,044	9,866
Neutral Tandem, Inc.*	870	9,170

Total Diversified Telecommunication Services		46,353

Electric Utilities 0.8%
Allete, Inc.	228	9,008
Central Vermont Public Service Corp.	253	8,949
El Paso Electric Co.	275	8,808
UIL Holdings Corp.	269	9,168
Unisource Energy Corp.	237	8,835

Total Electric Utilities		44,768

Electrical Equipment 1.3%
AZZ, Inc.	200	8,932
Belden, Inc.	289	9,329
Brady Corp. — Class A	308	9,462
Encore Wire Corp.	411	10,924
Franklin Electric Co., Inc.	209	9,597
II-VI, Inc.*	465	8,840
Powell Industries, Inc.*	254	8,537
Vicor Corp.	852	7,796

Total Electrical Equipment		73,417

Electronic Equipment, Instruments & Components 5.1%
Agilysys, Inc.*	987	8,380
Anixter International, Inc.*	153	8,980
Badger Meter, Inc.	255	8,349
Benchmark Electronics, Inc.*	650	8,931
Brightpoint, Inc.*	956	9,703
Checkpoint Systems, Inc.*	587	7,778
Cognex Corp.	300	10,167
CTS Corp.	937	8,695
Daktronics, Inc.	949	9,585
DTS, Inc.*	298	8,371
Electro Scientific Industries, Inc.*	618	7,595
FARO Technologies, Inc.*	243	10,152
FEI Co.*	286	11,371
Insight Enterprises, Inc.*	527	8,906
Littelfuse, Inc.	206	10,086

See Notes to Financial Statements.

ANNUAL REPORT      67

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

LoJack Corp.*	2,742	$9,103
Measurement Specialties, Inc.*	310	9,675
Mercury Computer Systems, Inc.*	672	9,811
Methode Electronics, Inc.	1,083	10,061
MTS Systems Corp.	262	9,608
Newport Corp.*	715	9,903
OSI Systems, Inc.*	249	11,031
Park Electrochemical Corp.	359	10,160
Plexus Corp.*	332	8,532
Pulse Electronics Corp.	2,829	9,986
Radisys Corp.*	1,348	7,899
Rofin-Sinar Technologies, Inc.*	412	10,712
Rogers Corp.*	180	7,771
Scansource, Inc.*	289	10,046
SYNNEX Corp.*	341	9,845
TTM Technologies, Inc.*	784	8,757

Total Electronic Equipment, Instruments & Components		289,949

Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	444	8,143
Bristow Group, Inc.	211	10,504
Gulf Island Fabrication, Inc.	379	10,555
Hornbeck Offshore Services, Inc.*	313	10,279
ION Geophysical Corp.*	1,338	10,196
Lufkin Industries, Inc.	137	8,095
Matrix Service Co.*	924	9,813
OYO Geospace Corp.*	135	10,608
Pioneer Drilling Co.*	773	7,645
SEACOR Holdings, Inc.	96	8,174
Tetra Technologies, Inc.*	850	8,075

Total Energy Equipment & Services		102,087

Food & Staples Retailing 0.8%
Andersons, Inc.(The)	226	8,344
Casey’s General Stores, Inc.	187	9,266
Nash Finch Co.	280	7,369
Spartan Stores, Inc.	556	9,519
United Natural Foods, Inc.*	226	8,251

Total Food & Staples Retailing		42,749

Food Products 1.8%
B&G Foods, Inc.	506	10,737
Cal-Maine Foods, Inc.	266	8,863
Calavo Growers, Inc.	432	9,750
Darling International, Inc.*	574	8,048
Diamond Foods, Inc.	102	6,707
Hain Celestial Group, Inc.(The)*	274	9,195
J&J Snack Foods Corp.	180	9,283
Sanderson Farms, Inc.	210	10,395
Seneca Foods Corp. — Class A*	401	8,441
Snyders-Lance, Inc.	424	8,997
TreeHouse Foods, Inc.*	155	9,508

Total Food Products		99,924

Gas Utilities 1.0%
Laclede Group, Inc.(The)	230	9,228
New Jersey Resources Corp.	194	9,122
Northwest Natural Gas Co.	199	9,297
Piedmont Natural Gas Co., Inc.	291	9,513
South Jersey Industries, Inc.	172	9,685
Southwest Gas Corp.	242	9,554

Total Gas Utilities		56,399

Health Care Equipment & Supplies 3.9%
Abaxis, Inc.*	351	9,849
Align Technology, Inc.*	519	11,952
Analogic Corp.	195	10,546
Cantel Medical Corp.	370	10,212
CONMED Corp.*	379	9,956
CryoLife, Inc.*	1,808	8,335
Cyberonics, Inc.*	320	9,216
Greatbatch, Inc.*	434	9,691
Haemonetics Corp.*	147	8,960
ICU Medical, Inc.*	223	8,766
Integra LifeSciences Holdings Corp.*	234	7,502
Invacare Corp.	351	7,880
Kensey Nash Corp.*	336	9,032
Meridian Bioscience, Inc.	503	9,165
Merit Medical Systems, Inc.*	619	8,307
Natus Medical, Inc.*	863	7,422
Neogen Corp.*	270	10,435
NuVasive, Inc.*	402	5,958
Palomar Medical Technologies, Inc.*	1,022	8,697
SonoSite, Inc.*	285	8,832
SurModics, Inc.*	872	9,191
Symmetry Medical, Inc.*	1,110	10,090
West Pharmaceutical Services, Inc.	223	8,668
Zoll Medical Corp.*	238	8,999

Total Health Care Equipment & Supplies		217,661

Health Care Providers & Services 4.0%
Air Methods Corp.*	145	11,719
Almost Family, Inc.*	472	8,798
Amedisys, Inc.*	549	7,208
AMN Healthcare Services, Inc.*	1,811	8,584
Amsurg Corp.*	400	10,132
Bio-Reference Labs, Inc.*	462	9,258
Centene Corp.*	291	10,229
Chemed Corp.	154	9,141
CorVel Corp.*	199	10,262
Cross Country Healthcare, Inc.*	1,804	9,020
Ensign Group, Inc.(The)	428	9,741
Gentiva Health Services, Inc.*	1,226	5,076
Hanger Orthopedic Group, Inc.*	488	8,477
Healthspring, Inc.*	230	12,406
Healthways, Inc.*	752	5,384
HMS Holdings Corp.*	343	8,383
IPC The Hospitalist Co., Inc.*	221	9,266
Kindred Healthcare, Inc.*	526	6,128
Landauer, Inc.	187	9,584
LHC Group, Inc.*	485	7,610
Magellan Health Services, Inc.*	185	9,522
Molina Healthcare, Inc.*	539	11,416
MWI Veterinary Supply, Inc.*	124	9,362
PharMerica Corp.*	616	9,610
PSS World Medical, Inc.*	403	8,967

Total Health Care Providers & Services		225,283

Health Care Technology 0.4%
Computer Programs & Systems, Inc.	126	6,435
Omnicell, Inc.*	550	8,222
Quality Systems, Inc.	188	7,315

Total Health Care Technology		21,972

Hotels, Restaurants & Leisure 3.9%
Biglari Holdings, Inc.*	27	9,318
BJ’s Restaurants, Inc.*	194	10,268
Boyd Gaming Corp.*	1,493	9,675

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Buffalo Wild Wings, Inc.*	139	$9,205
CEC Entertainment, Inc.	307	9,707
Cracker Barrel Old Country Store, Inc.	211	8,944
DineEquity, Inc.*	214	10,049
Interval Leisure Group, Inc.*	687	9,488
Jack in the Box, Inc.*	430	8,849
Marcus Corp.	837	9,977
Monarch Casino & Resort, Inc.*	889	9,148
Multimedia Games Holding Co.*	2,025	13,385
O’Charleys, Inc.*	1,350	8,384
P.F. Chang’s China Bistro, Inc.	304	9,454
Papa John’s International, Inc.*	297	10,027
Peet’s Coffee & Tea, Inc.*	164	10,450
Pinnacle Entertainment, Inc.*	762	8,626
Red Robin Gourmet Burgers, Inc.*	333	8,348
Ruby Tuesday, Inc.*	1,120	9,397
Ruth’s Hospitality Group, Inc*	1,826	8,619
Shuffle Master, Inc.*	1,033	10,960
Sonic Corp.*	1,120	8,299
Texas Roadhouse, Inc.	620	8,885

Total Hotels, Restaurants & Leisure		219,462

Household Durables 1.7%
Blyth, Inc.	132	7,369
Ethan Allen Interiors, Inc.	567	11,226
Helen of Troy Ltd.*	323	9,344
iRobot Corp.*	330	11,174
La-Z-Boy, Inc.*	1,079	10,963
M/I Homes, Inc.*	1,196	8,934
Meritage Homes Corp.*	509	9,035
Skyline Corp.	896	6,057
Standard Pacific Corp.*	3,565	10,838
Universal Electronics, Inc.*	525	9,760

Total Household Durables		94,700

Household Products 0.4%
Central Garden and Pet Co. — Class A*	1,180	10,372
WD-40 Co.	229	10,081

Total Household Products		20,453

Industrial Conglomerates 0.4%
Standex International Corp.	246	9,498
Tredegar Corp.	554	10,731

Total Industrial Conglomerates		20,229

Insurance 3.0%
AMERISAFE, Inc.*	445	9,590
Delphi Financial Group, Inc. — Class A	378	10,009
eHealth, Inc.*	663	9,845
Employers Holdings, Inc.	715	11,597
Horace Mann Educators Corp.	715	9,617
Infinity Property & Casualty Corp.	174	10,085
Meadowbrook Insurance Group, Inc.	946	9,801
National Financial Partners Corp.*	736	10,061
Navigators Group, Inc.(The)*	200	9,124
Presidential Life Corp.	1,000	9,920
ProAssurance Corp.	122	9,339
RLI Corp.	140	9,848
Safety Insurance Group, Inc.	236	10,058
Selective Insurance Group, Inc.	638	10,227
Stewart Information Services Corp.	972	9,759
Tower Group, Inc.	386	9,160
United Fire & Casualty Co.	517	9,725

Total Insurance		167,765

Internet & Catalog Retail 0.7%
Blue Nile, Inc.*	239	10,786
HSN, Inc.	257	9,167
Nutrisystem, Inc.	735	9,085
PetMed Express, Inc.	897	8,943

Total Internet & Catalog Retail		37,981

Internet Software & Services 2.1%
comScore, Inc.*	519	10,956
DealerTrack Holdings, Inc.*	493	10,693
Infospace, Inc.*	910	7,972
j2 Global Communications, Inc.	277	8,526
Liquidity Services, Inc.*	277	9,019
LivePerson, Inc.*	763	9,606
LogMeIn, Inc.*	272	11,062
Perficient, Inc.*	1,107	10,550
RightNow Technologies, Inc.*	263	11,312
Stamps.com, Inc.	393	12,796
United Online, Inc.	1,542	9,113
XO Group, Inc.*	983	9,073

Total Internet Software & Services		120,678

IT Services 2.0%
CACI International, Inc. — Class A*	171	9,386
Cardtronics, Inc.*	373	9,299
CIBER, Inc.*	2,613	9,093
CSG Systems International, Inc.*	637	9,071
Forrester Research, Inc.	265	9,490
Heartland Payment Systems, Inc.	393	8,552
iGate Corp.	767	10,339
MAXIMUS, Inc.	258	10,408
NCI, Inc. — Class A*	596	8,135
TeleTech Holdings, Inc.*	531	9,282
Virtusa Corp.*	580	9,448
Wright Express Corp.*	211	9,892

Total IT Services		112,395

Leisure Equipment & Products 0.8%
Arctic Cat, Inc.*	540	10,967
Brunswick Corp.	601	10,614
Callaway Golf Co.	1,508	8,761
Jakks Pacific, Inc.	450	8,537
Sturm Ruger & Co., Inc.	286	8,672

Total Leisure Equipment & Products		47,551

Life Sciences Tools & Services 0.8%
Affymetrix, Inc.*	1,572	8,788
Cambrex Corp.*	1,754	9,665
Enzo Biochem, Inc.*	3,127	8,943
eResearchTechnology, Inc.*	1,704	8,707
PAREXEL International Corp.*	415	9,142

Total Life Sciences Tools & Services		45,245

Machinery 3.3%
Actuant Corp. — Class A	443	9,967
Albany International Corp. — Class A	446	10,075
Astec Industries, Inc.*	260	8,645
Barnes Group, Inc.	403	9,378
Briggs & Stratton Corp.	586	8,556
Cascade Corp.	249	10,732
CIRCOR International, Inc.	277	9,645

See Notes to Financial Statements.

ANNUAL REPORT      69

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

CLARCOR, Inc.	201	$9,744
EnPro Industries, Inc.*	259	8,920
ESCO Technologies, Inc.	289	8,835
Federal Signal Corp.*	1,694	7,996
John Bean Technologies Corp.	586	9,458
Kaydon Corp.	280	8,809
Lindsay Corp.	146	8,483
Lydall, Inc.*	985	10,796
Mueller Industries, Inc.	199	8,049
Robbins & Myers, Inc.	190	8,491
Tennant Co.	225	8,705
Toro Co.(The)	165	8,917
Watts Water Technologies, Inc. — Class A	311	9,793

Total Machinery		183,994

Media 0.8%
Arbitron, Inc.	244	9,694
DG Fastchannel, Inc.*	432	8,053
E.W. Scripps Co. — Class A*	1,148	9,574
Harte-Hanks, Inc.	1,048	9,201
Live Nation Entertainment, Inc.*	1,036	9,728

Total Media		46,250

Metals & Mining 1.3%
A.M. Castle & Co.*	747	10,227
AMCOL International Corp.	312	9,419
Century Aluminum Co.*	791	8,828
Haynes International, Inc.	165	9,651
Kaiser Aluminum Corp.	177	8,223
Materion Corp.*	327	8,646
Olympic Steel, Inc.	449	9,182
RTI International Metals, Inc.*	357	9,421

Total Metals & Mining		73,597

Multi-Utilities 0.5%
Avista Corp.	362	9,213
CH Energy Group, Inc.	163	8,999
NorthWestern Corp.	267	9,198

Total Multi-Utilities		27,410

Multiline Retail 0.3%
Fred’s, Inc. — Class A	787	9,594
Tuesday Morning Corp.*	2,239	8,105

Total Multiline Retail		17,699

Oil, Gas & Consumable Fuels 1.8%
Approach Resources, Inc.*	423	10,325
Contango Oil & Gas Co.*	148	9,522
GeoResources, Inc.*	401	10,643
Gulfport Energy Corp.*	316	9,840
Overseas Shipholding Group, Inc.	623	7,775
Penn Virginia Corp.	1,179	7,180
Petroleum Development Corp.*	359	9,374
Petroquest Energy, Inc.*	1,196	8,719
Stone Energy Corp.*	371	9,012
Swift Energy Co.*	271	8,298
World Fuel Services Corp.	246	9,803

Total Oil, Gas & Consumable Fuels		100,491

Paper & Forest Products 1.2%
Buckeye Technologies, Inc.	330	9,979
Clearwater Paper Corp.*	244	8,084
Deltic Timber Corp.	154	10,424
KapStone Paper and Packaging Corp.*	602	9,873
Neenah Paper, Inc.	566	9,339
Schweitzer-Mauduit International, Inc.	145	10,196
Wausau Paper Corp.	1,307	9,803

Total Paper & Forest Products		67,698

Personal Products 0.5%
Inter Parfums, Inc.	580	10,695
Medifast, Inc.*	522	8,582
Prestige Brands Holdings, Inc.*	903	9,554

Total Personal Products		28,831

Pharmaceuticals 1.1%
Hi-Tech Pharmacal Co., Inc.*	275	9,768
Medicines Co.(The)*	572	10,708
Par Pharmaceutical Cos., Inc.*	309	9,455
Questcor Pharmaceuticals, Inc.*	332	13,483
Salix Pharmaceuticals Ltd.*	303	10,379
Viropharma, Inc.*	460	9,310

Total Pharmaceuticals		63,103

Professional Services 1.8%
CDI Corp.	814	10,688
Dolan Co.(The)*	1,053	9,214
Exponent, Inc.*	211	10,166
Heidrick & Struggles International, Inc.	481	9,514
Insperity, Inc.	395	10,183
Kelly Services, Inc. — Class A	648	10,595
Navigant Consulting, Inc.*	874	9,902
On Assignment, Inc.*	1,187	12,808
Resources Connection, Inc.	850	9,426
TrueBlue, Inc.*	741	9,796

Total Professional Services		102,292

Real Estate Investment Trusts (REITs) 4.8%
Acadia Realty Trust	434	8,992
BioMed Realty Trust, Inc.	515	9,327
Cedar Shopping Centers, Inc.	2,532	9,292
Colonial Properties Trust	421	8,538
DiamondRock Hospitality Co.	1,168	10,570
EastGroup Properties, Inc.	220	9,594
Entertainment Properties Trust	215	9,632
Extra Space Storage, Inc.	421	9,485
Franklin Street Properties Corp.	741	9,411
Getty Realty Corp.	511	8,145
Healthcare Realty Trust, Inc.	511	9,653
Inland Real Estate Corp.	1,159	8,693
Kilroy Realty Corp.	259	9,503
Kite Realty Group Trust	2,262	9,342
LaSalle Hotel Properties	467	11,166
Lexington Realty Trust	1,297	10,194
LTC Properties, Inc.	323	9,160
Medical Properties Trust, Inc.	878	8,868
Mid-America Apartment Communities, Inc.	130	8,112
National Retail Properties, Inc.	339	9,238
Parkway Properties, Inc.	708	9,098
Pennsylvania Real Estate Investment Trust	936	9,603
Post Properties, Inc.	215	8,832
PS Business Parks, Inc.	169	8,996
Saul Centers, Inc.	262	9,390
Sovran Self Storage, Inc.	227	10,033
Tanger Factory Outlet Centers	324	9,124

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Universal Health Realty Income Trust	248	$9,417
Urstadt Biddle Properties, Inc. — Class A	540	9,634

Total Real Estate Investment Trusts (REITs)		271,042

Real Estate Management & Development 0.2%
Forestar Group, Inc.*	745	9,685

Total Real Estate Management & Development		9,685

Road & Rail 0.6%
Arkansas Best Corp.	425	8,755
Heartland Express, Inc.	616	8,261
Knight Transportation, Inc.	606	9,211
Old Dominion Freight Line, Inc.*	272	9,947

Total Road & Rail		36,174

Semiconductors & Semiconductor Equipment 5.5%
Advanced Energy Industries, Inc.*	841	7,855
ATMI, Inc.*	496	10,118
Brooks Automation, Inc.	972	10,157
Cabot Microelectronics Corp.*	225	8,667
Ceva, Inc.*	311	9,663
Cirrus Logic, Inc.*	570	9,485
Cohu, Inc.	801	8,883
Cymer, Inc.*	220	9,559
Diodes, Inc.*	471	10,536
DSP Group, Inc.*	1,311	8,102
Entropic Communications, Inc.*	1,811	10,540
Exar Corp.*	1,426	8,713
GT Advanced Technologies, Inc.*	873	7,159
Hittite Microwave Corp.*	163	8,574
Kopin Corp.*	2,383	9,651
Kulicke & Soffa Industries, Inc.*	986	9,515
Micrel, Inc.	856	9,433
Microsemi Corp.*	516	9,525
MKS Instruments, Inc.	361	9,617
Monolithic Power Systems, Inc.*	703	8,759
Nanometrics, Inc.*	554	9,352
Pericom Semiconductor Corp.*	1,145	9,721
Power Integrations, Inc.	252	8,979
Rubicon Technology, Inc.*	728	7,586
Rudolph Technologies, Inc.*	1,286	9,478
Sigma Designs, Inc.*	1,040	8,674
Standard Microsystems Corp.*	395	9,780
STR Holdings, Inc.*	877	7,498
Supertex, Inc.*	457	8,436
Tessera Technologies, Inc.*	663	9,130
TriQuint Semiconductor, Inc.*	1,490	7,927
Ultratech, Inc.*	443	9,657
Veeco Instruments, Inc.*	292	7,793
Volterra Semiconductor Corp.*	421	9,978

Total Semiconductors & Semiconductor Equipment		308,500

Software 3.3%
Blackbaud, Inc.	360	10,091
Bottomline Technologies, Inc.*	408	9,910
CommVault Systems, Inc.*	250	10,645
Ebix, Inc.*	523	8,949
EPIQ Systems, Inc.	689	9,825
Interactive Intelligence Group*	286	7,937
JDA Software Group, Inc.*	338	10,772
Manhattan Associates, Inc.*	243	10,291
MicroStrategy, Inc. — Class A*	75	9,883
Monotype Imaging Holdings, Inc.*	730	9,906
Netscout Systems, Inc.*	703	11,522
Progress Software Corp.*	438	9,224
Sourcefire, Inc.*	306	8,430
Synchronoss Technologies, Inc.*	330	9,920
Take-Two Interactive Software, Inc.*	650	10,257
Taleo Corp. — Class A*	328	10,627
THQ, Inc.*	4,924	10,488
Tyler Technologies, Inc.*	352	11,113
Websense, Inc.*	460	8,206

Total Software		187,996

Specialty Retail 5.3%
Big 5 Sporting Goods Corp.	1,328	10,265
Brown Shoe Co., Inc.	1,204	10,728
Buckle, Inc.(The)	224	9,981
Cabela’s, Inc.*	377	9,395
Cato Corp.(The) — Class A	373	9,560
Children’s Place Retail Stores, Inc.(The)*	192	9,014
Christopher & Banks Corp.	1,994	6,640
Coldwater Creek, Inc.*	5,676	5,960
Finish Line, Inc.(The) — Class A	443	8,904
Genesco, Inc.*	170	10,020
Group 1 Automotive, Inc.	227	10,342
Haverty Furniture Cos., Inc.	848	9,854
Hibbett Sports, Inc.*	249	10,256
HOT Topic, Inc.	1,078	8,150
JOS A Bank Clothiers, Inc.*	169	9,031
Kirkland’s, Inc.*	921	10,352
Lithia Motors, Inc. — Class A	517	10,635
Lumber Liquidators Holdings, Inc.*	552	8,263
MarineMax, Inc.*	1,356	11,038
Men’s Wearhouse, Inc.(The)	316	9,758
Midas, Inc.*	1,080	9,850
Monro Muffler, Inc.	234	8,679
OfficeMax, Inc.*	1,526	7,813
PEP Boys-Manny Moe & Jack	883	10,155
Rue21, Inc.*	355	9,457
Select Comfort Corp.*	552	11,465
Sonic Automotive, Inc. — Class A	723	10,606
Stage Stores, Inc.	612	9,566
Stein Mart, Inc.	1,219	8,838
Vitamin Shoppe, Inc.*	216	8,145
Zale Corp.*	2,092	7,720
Zumiez, Inc.*	474	10,784

Total Specialty Retail		301,224

Textiles, Apparel & Luxury Goods 2.3%
Carter’s, Inc.*	274	10,437
Crocs, Inc.*	316	5,584
Iconix Brand Group, Inc.*	474	8,508
K-Swiss, Inc. — Class A*	1,808	8,136
Liz Claiborne, Inc.*	1,620	12,976
Maidenform Brands, Inc.*	365	8,972
Movado Group, Inc.	585	9,787
Oxford Industries, Inc.	218	8,611
Perry Ellis International, Inc.*	433	10,868
Quiksilver, Inc.*	2,321	7,775
Skechers U.S.A., Inc. — Class A*	528	7,529
Steven Madden Ltd.*	253	9,336
True Religion Apparel, Inc.*	288	9,769
Wolverine World Wide, Inc.	237	8,990

Total Textiles, Apparel & Luxury Goods		127,278

See Notes to Financial Statements.

ANNUAL REPORT      71

RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Thrifts & Mortgage Finance 1.2%
Bank Mutual Corp.	3,031	$10,093
Brookline Bancorp, Inc.	1,095	9,154
Dime Community Bancshares, Inc.	804	9,584
Northwest Bancshares, Inc.	721	8,991
Oritani Financial Corp.	660	8,554
Provident Financial Services, Inc.	733	9,492
TrustCo Bank Corp. NY	1,985	9,845

Total Thrifts & Mortgage Finance		65,713

Tobacco 0.1%
Alliance One International, Inc.*	3,073	8,205

Total Tobacco		8,205

Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	303	10,187
Kaman Corp.	282	9,376
Lawson Products, Inc.	557	9,285

Total Trading Companies & Distributors		28,848

Water Utilities 0.2%
American States Water Co.	260	9,084

Total Water Utilities		9,084

Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	484	9,206
USA Mobility, Inc.	591	7,724

Total Wireless Telecommunication Services		16,930

Total Common Stocks (Cost $5,602,332)		5,629,506

RIGHTS 0.0%(a)
Commercial Banks 0.0%(a)
First BanCorp Expires 11/29/11*(b)	2,332	70

Total Commercial Banks		70

Total Rights (Cost $0)		70

SHORT TERM INVESTMENTS 0.2%
SSgA Government Money Market Fund	9,679	9,679

Total Short Term Investments (Cost $9,679)		9,679

Total Investments 99.9%(c) (Cost $5,612,011)		5,639,255

Other Assets in Excess of Liabilities—0.1%		7,675

Net Assets—100.0%		$5,646,930

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Values determined based on Level 2 inputs.

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%
Aerospace & Defense 0.9%
Alliant Techsystems, Inc.	914	$53,085
BE Aerospace, Inc.*	1,445	54,520
Goodrich Corp.	419	51,382
Huntington Ingalls Industries, Inc.*	1,885	55,607
L-3 Communications Holdings, Inc.	798	54,088
Rockwell Collins, Inc.	954	53,262
Spirit Aerosystems Holdings, Inc. — Class A*	3,081	52,593
Textron, Inc.	2,719	52,803
TransDigm Group, Inc.*	587	55,131

Total Aerospace & Defense		482,471

Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	736	51,100
Expeditors International of Washington, Inc.	1,211	55,222
UTi Worldwide, Inc.	3,596	52,538

Total Air Freight & Logistics		158,860

Airlines 0.5%
AMR Corp.*	15,489	40,736
Copa Holdings SA — Class A	799	55,187
Delta Air Lines, Inc.*	6,241	53,173
Southwest Airlines Co.	5,956	50,924
United Continental Holdings, Inc.*	2,487	48,049

Total Airlines		248,069

Auto Components 0.7%
Autoliv, Inc.	820	47,371
BorgWarner, Inc.*	673	51,478
Federal-Mogul Corp.*	2,710	45,691
Gentex Corp.	1,653	49,788
Goodyear Tire & Rubber Co.(The)*	3,963	56,909
Lear Corp.	967	45,362
TRW Automotive Holdings Corp.*	1,200	50,520
Visteon Corp.*	919	51,115

Total Auto Components		398,234

Automobiles 0.3%
Harley-Davidson, Inc.	1,155	44,929
Tesla Motors, Inc.*	1,595	46,845
Thor Industries, Inc.	1,945	51,426

Total Automobiles		143,200

Beverages 2.2%
Beam, Inc.	725	35,837
Brown-Forman Corp. — Class B	2,578	192,654
Coca-Cola Enterprises, Inc.	7,045	188,947
Constellation Brands, Inc. — Class A*	9,951	201,209
Dr Pepper Snapple Group, Inc.	4,890	183,131
Hansen Natural Corp.*	2,013	179,338
Molson Coors Brewing Co. — Class B	4,463	188,963

Total Beverages		1,170,079

Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.*	1,138	76,826
Amylin Pharmaceuticals, Inc.*	7,613	87,702
BioMarin Pharmaceutical, Inc.*	2,472	84,320
Dendreon Corp.*	7,721	84,468
Human Genome Sciences, Inc.*	5,341	54,799
Myriad Genetics, Inc.*	4,026	85,673
Pharmasset, Inc.*	951	66,950
Regeneron Pharmaceuticals, Inc.*	1,208	66,802
United Therapeutics Corp.*	1,946	85,099
Vertex Pharmaceuticals, Inc.*	1,598	63,265

Total Biotechnology		755,904

Building Products 0.8%
Armstrong World Industries, Inc.	2,371	100,981
Fortune Brands Home & Security, Inc.*	725	10,534
Lennox International, Inc.	2,959	95,250
Masco Corp.	11,939	114,614
Owens Corning*	3,757	106,624

Total Building Products		428,003

Capital Markets 1.3%
Affiliated Managers Group, Inc.*	395	36,581
American Capital Ltd.*	4,405	34,227
Ameriprise Financial, Inc.	812	37,904
Ares Capital Corp.	2,485	38,443
E*Trade Financial Corp.*	3,384	36,716
Eaton Vance Corp.	1,491	39,198
Federated Investors, Inc. — Class B	1,806	35,289
Greenhill & Co., Inc.	1,108	41,860
Invesco Ltd.	2,031	40,762
Janus Capital Group, Inc.	5,078	33,312
Jefferies Group, Inc.	2,518	33,389
Lazard Ltd. — Class A	1,379	37,702
Legg Mason, Inc.	1,231	33,852
LPL Investment Holdings, Inc.*	1,285	37,278
Northern Trust Corp.	943	38,163
Raymond James Financial, Inc.	1,221	37,082
SEI Investments Co.	2,099	33,983
T. Rowe Price Group, Inc.	678	35,826
TD Ameritrade Holding Corp.	2,220	37,252
Waddell & Reed Financial, Inc. — Class A	1,229	34,080

Total Capital Markets		732,899

Chemicals 4.4%
Airgas, Inc.	1,319	90,945
Albemarle Corp.	2,002	106,687
Ashland, Inc.	1,863	98,665
Cabot Corp.	3,288	99,232
Celanese Corp. — Series A	2,236	97,378
CF Industries Holdings, Inc.	568	92,169
Cytec Industries, Inc.	2,413	107,789
Eastman Chemical Co.	2,457	96,536
Ecolab, Inc.	1,724	92,820
FMC Corp.	1,180	93,090
Huntsman Corp.	8,464	99,367
International Flavors & Fragrances, Inc.	1,493	90,416
Intrepid Potash, Inc.*	3,039	84,575
Kronos Worldwide, Inc.	4,739	105,158
Nalco Holding Co.	1,415	53,360
PPG Industries, Inc.	1,183	102,223
Rockwood Holdings, Inc.*	2,102	96,776
RPM International, Inc.	4,664	104,800
Scotts Miracle-Gro Co.(The) — Class A	1,936	93,915
Sherwin-Williams Co.(The)	1,156	95,613
Sigma-Aldrich Corp.	1,358	88,922
Solutia, Inc.*	6,335	102,944
Valspar Corp.	2,721	94,881
Westlake Chemical Corp.	2,287	94,247
WR Grace & Co.*	2,401	100,338

Total Chemicals		2,382,846

See Notes to Financial Statements.

ANNUAL REPORT      73

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Commercial Banks 1.7%
Associated Banc-Corp.	3,575	$39,861
Bank of Hawaii Corp.	900	38,007
BOK Financial Corp.	710	37,076
CapitalSource, Inc.	5,124	32,589
CIT Group, Inc.*	1,035	36,070
City National Corp.	840	35,633
Comerica, Inc.	1,434	36,639
Commerce Bancshares, Inc.	945	36,666
Cullen/Frost Bankers, Inc.	706	34,622
East West Bancorp, Inc.	2,189	42,620
Fifth Third Bancorp	3,212	38,576
First Citizens BancShares, Inc. — Class A	225	36,686
First Horizon National Corp.	5,311	37,124
First Republic Bank/San Franciso*	1,374	38,060
Fulton Financial Corp.	4,059	38,317
Huntington Bancshares, Inc.	6,781	35,126
KeyCorp	5,576	39,367
M&T Bank Corp.	461	35,087
Popular, Inc.*	21,797	40,542
Regions Financial Corp.	9,299	36,545
SunTrust Banks, Inc.	1,795	35,415
Synovus Financial Corp.	29,705	44,557
TCF Financial Corp.	3,493	37,165
Valley National Bancorp	3,085	37,020
Zions Bancorp	2,147	37,272

Total Commercial Banks		936,642

Commercial Services & Supplies 1.1%
Avery Dennison Corp.	1,926	51,231
Cintas Corp.	1,753	52,397
Copart, Inc.*	1,296	56,441
Corrections Corp. of America*	2,177	48,395
Covanta Holding Corp.	3,259	47,777
Iron Mountain, Inc.	1,562	48,313
KAR Auction Services, Inc.*	3,246	44,632
Pitney Bowes, Inc.	2,563	52,234
R.R. Donnelley & Sons Co.	3,499	57,034
Republic Services, Inc.	1,769	50,346
Stericycle, Inc.*	605	50,566
Waste Connections, Inc.	1,500	51,075

Total Commercial Services & Supplies		610,441

Communications Equipment 1.3%
Acme Packet, Inc.*	1,305	47,254
Brocade Communications Systems, Inc.*	14,059	61,578
Ciena Corp.*	4,988	65,742
EchoStar Corp. — Class A*	2,621	69,090
F5 Networks, Inc.*	786	81,705
Harris Corp.	1,667	62,929
JDS Uniphase Corp.*	5,312	63,744
Motorola Mobility Holdings, Inc.*	1,611	62,636
Polycom, Inc.*	3,178	52,532
Riverbed Technology, Inc.*	2,833	78,134
Tellabs, Inc.	13,652	59,113

Total Communications Equipment		704,457

Computers & Peripherals 0.7%
Diebold, Inc.	2,119	68,401
Lexmark International, Inc. — Class A*	1,756	55,665
NCR Corp.*	3,403	64,793
QLogic Corp.*	4,381	61,203
SanDisk Corp.*	1,418	71,850
Western Digital Corp.*	2,182	58,129

Total Computers & Peripherals		380,041

Construction & Engineering 0.8%
Aecom Technology Corp.*	2,764	57,823
Chicago Bridge & Iron Co. NV	1,648	60,284
Fluor Corp.	981	55,770
Jacobs Engineering Group, Inc.*	1,459	56,609
KBR, Inc.	1,959	54,676
Quanta Services, Inc.*	2,615	54,627
Shaw Group, Inc.(The)*	2,353	54,731
URS Corp.*	1,646	58,762

Total Construction & Engineering		453,282

Construction Materials 0.3%
Martin Marietta Materials, Inc.	1,338	96,563
Vulcan Materials Co.	2,917	91,273

Total Construction Materials		187,836

Consumer Finance 0.2%
Discover Financial Services	1,351	31,830
Green Dot Corp. — Class A*	1,048	34,238
SLM Corp.	2,615	35,747

Total Consumer Finance		101,815

Containers & Packaging 2.0%
AptarGroup, Inc.	1,850	88,745
Ball Corp.	2,740	94,722
Bemis Co., Inc.	2,873	80,760
Crown Holdings, Inc.*	2,806	94,815
Greif, Inc. — Class A	1,947	87,187
Owens-Illinois, Inc.*	5,147	103,352
Packaging Corp. of America	3,458	90,185
Rock-Tenn Co. — Class A	1,691	100,090
Sealed Air Corp.	4,873	86,739
Silgan Holdings, Inc.	2,406	90,321
Sonoco Products Co.	2,970	93,228
Temple-Inland, Inc.	2,809	89,354

Total Containers & Packaging		1,099,498

Distributors 0.2%
Genuine Parts Co.	808	46,403
LKQ Corp.*	1,675	48,877

Total Distributors		95,280

Diversified Consumer Services 0.7%
Apollo Group, Inc. — Class A*	986	46,687
Career Education Corp.*	2,886	46,551
DeVry, Inc.	1,050	39,564
Education Management Corp.*	2,728	54,178
H&R Block, Inc.	3,036	46,421
ITT Educational Services, Inc.*	651	40,336
Service Corp. International	4,275	42,750
Weight Watchers International, Inc.	710	52,980

Total Diversified Consumer Services		369,467

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	1,236	32,297
Interactive Brokers Group, Inc. — Class A	2,289	35,205
IntercontinentalExchange, Inc.*	271	35,197
Leucadia National Corp.	1,412	37,884
Moody’s Corp.	1,066	37,832
MSCI, Inc. — Class A*	1,043	34,826

See Notes to Financial Statements.

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Nasdaq OMX Group, Inc.(The)*	1,339	$33,542
NYSE Euronext	1,310	34,807

Total Diversified Financial Services		281,590

Diversified Telecommunication Services 0.8%
Frontier Communications Corp.	16,524	103,440
Level 3 Communications, Inc.*	4,324	115,408
tw telecom, Inc.*	6,108	112,998
Windstream Corp.	8,442	102,739

Total Diversified Telecommunication Services		434,585

Electric Utilities 2.6%
DPL, Inc.	3,474	105,436
Edison International	2,765	112,259
Entergy Corp.	1,563	108,113
Great Plains Energy, Inc.	5,178	107,392
Hawaiian Electric Industries, Inc.	4,278	108,362
ITC Holdings Corp.	1,379	100,226
Northeast Utilities	3,027	104,643
NV Energy, Inc.	7,114	114,108
Pepco Holdings, Inc.	5,517	109,236
Pinnacle West Capital Corp.	2,427	110,623
PPL Corp.	3,616	106,202
Progress Energy, Inc.	2,021	105,294
Westar Energy, Inc.	3,916	106,750

Total Electric Utilities		1,398,644

Electrical Equipment 1.2%
AMETEK, Inc.	1,436	56,751
Babcock & Wilcox Co.(The)*	2,385	52,446
Cooper Industries PLC	1,030	54,034
General Cable Corp.*	2,089	58,576
GrafTech International Ltd.*	3,563	55,975
Hubbell, Inc. — Class B	970	57,996
Polypore International, Inc.*	1,436	75,318
Regal-Beloit Corp.	996	52,917
Rockwell Automation, Inc.	876	59,261
Roper Industries, Inc.	707	57,338
Thomas & Betts Corp.*	1,214	60,324

Total Electrical Equipment		640,936

Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp. — Class A	1,401	66,533
Arrow Electronics, Inc.*	2,031	73,218
Avnet, Inc.*	2,225	67,440
AVX Corp.	5,066	67,935
Dolby Laboratories, Inc. — Class A*	2,070	60,527
FLIR Systems, Inc.	1,896	49,865
Ingram Micro, Inc. — Class A*	3,629	64,886
IPG Photonics Corp.*	1,105	58,410
Itron, Inc.*	1,464	53,861
Jabil Circuit, Inc.	3,527	72,515
Molex, Inc.	2,784	68,737
National Instruments Corp.	2,123	56,705
Tech Data Corp.*	1,339	65,852
Trimble Navigation, Ltd.*	1,398	56,493
Vishay Intertechnology, Inc.*	6,612	71,079

Total Electronic Equipment, Instruments & Components		954,056

Energy Equipment & Services 4.0%
Atwood Oceanics, Inc.*	3,042	130,015
Cameron International Corp.*	2,284	112,236
CARBO Ceramics, Inc.	828	112,484
Core Laboratories NV	1,039	112,482
Diamond Offshore Drilling, Inc.	1,814	118,890
Dresser-Rand Group, Inc.*	2,338	113,159
FMC Technologies, Inc.*	2,629	117,832
Helmerich & Payne, Inc.	2,341	124,494
IHS, Inc. — Class A*	663	55,685
McDermott International, Inc.*	4,127	45,314
Nabors Industries Ltd.*	7,503	137,530
Oceaneering International, Inc.	2,785	116,497
Oil States International, Inc.*	1,901	132,329
Patterson-UTI Energy, Inc.	5,693	115,682
Rowan Cos., Inc.*	3,166	109,195
RPC, Inc.	5,647	104,865
SEACOR Holdings, Inc.	1,260	107,289
Superior Energy Services, Inc.*	3,530	99,264
Tidewater, Inc.	1,141	56,171
Unit Corp.*	2,658	130,401

Total Energy Equipment & Services		2,151,814

Food & Staples Retailing 1.1%
Safeway, Inc.	10,764	208,498
SUPERVALU, Inc.	26,136	209,611
Whole Foods Market, Inc.	2,564	184,916

Total Food & Staples Retailing		603,025

Food Products 5.8%
Bunge Ltd.	3,022	186,669
Campbell Soup Co.	5,620	186,865
ConAgra Foods, Inc.	7,458	188,911
Corn Products International, Inc.	4,436	215,146
Dean Foods Co.*	19,795	192,407
Flowers Foods, Inc.	9,420	190,190
Green Mountain Coffee Roasters, Inc.*	1,731	112,550
H.J. Heinz Co.	3,521	188,162
Hershey Co.(The)	3,034	173,636
Hormel Foods Corp.	6,565	193,471
J.M. Smucker Co.(The)	2,422	186,542
McCormick & Co., Inc.	3,814	185,208
Mead Johnson Nutrition Co.	2,438	175,170
Ralcorp Holdings, Inc.*	2,394	193,531
Sara Lee Corp.	10,419	185,458
Smithfield Foods, Inc.*	9,682	221,330
Tyson Foods, Inc. — Class A	10,522	203,075

Total Food Products		3,178,321

Gas Utilities 1.2%
AGL Resources, Inc.	2,585	108,415
Atmos Energy Corp.	3,262	111,952
National Fuel Gas Co.	1,962	120,251
Oneok, Inc.	1,546	117,573
Questar Corp.	5,753	110,860
UGI Corp.	3,817	109,434

Total Gas Utilities		678,485

Health Care Equipment & Supplies 2.7%
Alere, Inc.*	3,479	90,663
Boston Scientific Corp.*	12,514	73,708
C.R. Bard, Inc.	853	73,315
CareFusion Corp.*	3,129	80,102
Cooper Cos., Inc.(The)	947	65,627
DENTSPLY International, Inc.	2,350	86,856
Edwards Lifesciences Corp.*	979	73,836
Gen-Probe, Inc.*	1,246	74,885
Hill-Rom Holdings, Inc.	2,436	82,020

See Notes to Financial Statements.

ANNUAL REPORT      75

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Hologic, Inc.*	4,647	$74,910
IDEXX Laboratories, Inc.*	1,031	74,222
Intuitive Surgical, Inc.*	197	85,470
Kinetic Concepts, Inc.*	1,151	78,717
ResMed, Inc.*	2,583	73,099
Sirona Dental Systems, Inc.*	1,771	84,831
Teleflex, Inc.	1,383	82,786
Thoratec Corp.*	2,281	83,279
Varian Medical Systems, Inc.*	1,404	82,443
Zimmer Holdings, Inc.*	1,349	70,998

Total Health Care Equipment & Supplies		1,491,767

Health Care Providers & Services 3.3%
AMERIGROUP Corp.*	1,774	98,688
AmerisourceBergen Corp.	1,946	79,397
Brookdale Senior Living, Inc.*	5,570	92,350
Catalyst Health Solutions, Inc.*	1,259	69,207
CIGNA Corp.	1,723	76,398
Community Health Systems, Inc.*	4,420	77,262
Coventry Health Care, Inc.*	2,535	80,638
DaVita, Inc.*	1,065	74,550
Health Management Associates, Inc. — Class A*	10,779	94,424
Health Net, Inc.*	3,013	83,731
Henry Schein, Inc.*	1,165	80,758
Humana, Inc.	959	81,409
Laboratory Corp. of America Holdings*	914	76,639
LifePoint Hospitals, Inc.*	2,071	80,065
Lincare Holdings, Inc.	3,455	81,365
Mednax, Inc.*	1,167	76,789
Omnicare, Inc.	2,837	84,599
Patterson Cos., Inc.	2,561	80,595
Quest Diagnostics, Inc.	1,513	84,425
Tenet Healthcare Corp.*	17,764	84,024
Universal Health Services, Inc. — Class B	2,119	84,696
VCA Antech, Inc.*	4,502	91,481

Total Health Care Providers & Services		1,813,490

Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	3,951	75,662
Cerner Corp.*	1,046	66,348
Emdeon, Inc. — Class A*	4,058	76,980
SXC Health Solutions Corp.*	1,325	62,036

Total Health Care Technology		281,026

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	1,479	53,643
Brinker International, Inc.	1,869	42,800
Chipotle Mexican Grill, Inc.*	131	44,032
Choice Hotels International, Inc.	1,369	48,996
Darden Restaurants, Inc.	889	42,565
Hyatt Hotels Corp. — Class A*	1,283	47,715
International Game Technology	2,825	49,692
Marriott International, Inc. — Class A	1,469	46,273
MGM Resorts International*	3,912	45,066
Panera Bread Co. — Class A*	366	48,931
Penn National Gaming, Inc.*	1,164	41,904
Royal Caribbean Cruises Ltd.	1,816	53,972
Starwood Hotels & Resorts Worldwide, Inc.	992	49,709
Wendy’s Co.(The)	8,338	42,190
WMS Industries, Inc.*	2,204	48,290
Wyndham Worldwide Corp.	1,352	45,522
Wynn Resorts Ltd.	299	39,707

Total Hotels, Restaurants & Leisure		791,007

Household Durables 1.2%
DR Horton, Inc.	4,448	49,506
Garmin Ltd.	1,304	44,845
Harman International Industries, Inc.	1,298	56,022
Jarden Corp.	1,377	44,105
Leggett & Platt, Inc.	1,995	43,691
Lennar Corp. — Class A	3,047	50,397
Mohawk Industries, Inc.*	936	49,280
Newell Rubbermaid, Inc.	3,413	50,512
NVR, Inc.*	67	43,064
Pulte Homes, Inc.*	10,041	52,012
Tempur-Pedic International, Inc.*	707	48,119
Toll Brothers, Inc.*	2,792	48,693
Tupperware Brands Corp.	724	40,935
Whirlpool Corp.	784	39,835

Total Household Durables		661,016

Household Products 1.0%
Church & Dwight Co., Inc.	4,053	179,062
Clorox Co.(The)	2,700	180,738
Energizer Holdings, Inc.*	2,547	187,943

Total Household Products		547,743

Independent Power Producers & Energy Traders 1.0%
AES Corp.(The)*	10,249	114,994
Calpine Corp.*	7,075	107,328
Constellation Energy Group, Inc.	2,714	107,746
GenOn Energy, Inc.*	35,641	108,705
NRG Energy, Inc.*	4,813	103,094

Total Independent Power Producers & Energy Traders		541,867

Industrial Conglomerates 0.1%
Carlisle Cos., Inc.	1,529	63,790

Total Industrial Conglomerates		63,790

Insurance 2.9%
Alleghany Corp.*	117	37,126
Allied World Assurance Co. Holdings Ltd.	629	36,545
American Financial Group, Inc.	1,064	38,123
American National Insurance Co.	481	34,372
Aon Corp.	814	37,949
Arch Capital Group Ltd.*	1,045	37,589
Arthur J. Gallagher & Co.	1,236	38,192
Aspen Insurance Holdings Ltd.	1,478	39,152
Assurant, Inc.	933	35,958
Assured Guaranty Ltd.	2,983	38,003
Axis Capital Holdings Ltd.	1,292	40,504
Brown & Brown, Inc.	1,816	40,097
Cincinnati Financial Corp.	1,264	36,580
CNA Financial Corp.	1,472	39,155
Endurance Specialty Holdings Ltd.	976	36,307
Erie Indemnity Co. — Class A	474	37,422
Everest Re Group Ltd.	424	38,126
Fidelity National Financial, Inc. — Class A	2,193	33,860
Genworth Financial, Inc. — Class A*	5,983	38,172
Hanover Insurance Group, Inc.(The)	944	36,023
Hartford Financial Services Group, Inc.	2,026	39,000
HCC Insurance Holdings, Inc.	1,201	31,959
Kemper Corp.	1,355	36,436
Lincoln National Corp.	2,005	38,195
Markel Corp.*	93	35,945

See Notes to Financial Statements.

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Marsh & McLennan Cos., Inc.	1,226	$37,540
MBIA, Inc.*	4,435	39,028
Mercury General Corp.	875	37,887
Old Republic International Corp.	3,656	32,319
PartnerRe Ltd.	627	39,012
Principal Financial Group, Inc.	1,401	36,118
Progressive Corp.(The)	1,886	35,853
Protective Life Corp.	2,071	38,521
Reinsurance Group of America, Inc.	699	36,509
RenaissanceRe Holdings Ltd.	525	35,763
StanCorp Financial Group, Inc.	1,224	41,543
Torchmark Corp.	945	38,679
Transatlantic Holdings, Inc.	693	36,064
Unum Group	1,552	37,000
Validus Holdings Ltd.	1,335	36,526
W.R. Berkley Corp.	1,140	39,683
White Mountains Insurance Group Ltd.	84	35,280
XL Group PLC	1,720	37,393

Total Insurance		1,601,508

Internet & Catalog Retail 0.2%
Expedia, Inc.	1,445	37,946
Liberty Interactive Corp. — Series A*	2,608	42,849
Netflix, Inc.*	327	26,840

Total Internet & Catalog Retail		107,635

Internet Software & Services 1.2%
Akamai Technologies, Inc.*	2,768	74,570
AOL, Inc.*	4,888	69,018
Equinix, Inc.*	665	63,847
IAC/InterActiveCorp*	1,510	61,653
LinkedIn Corp. — Class A*	761	68,414
Monster Worldwide, Inc.*	6,181	57,051
Rackspace Hosting, Inc.*	1,719	71,149
VeriSign, Inc.	2,078	66,683
VistaPrint NV*	1,566	54,685
WebMD Health Corp.*	2,493	89,623

Total Internet Software & Services		676,693

IT Services 2.0%
Alliance Data Systems Corp.*	352	36,059
Amdocs Ltd.*	2,213	66,434
Booz Allen Hamilton Holding Corp.*	3,497	55,288
Broadridge Financial Solutions, Inc.	1,622	36,090
Computer Sciences Corp.	2,200	69,212
CoreLogic, Inc.*	2,949	35,889
DST Systems, Inc.	1,339	67,204
Fidelity National Information Services, Inc.	1,340	35,081
Fiserv, Inc.*	646	38,030
FleetCor Technologies, Inc.*	1,240	34,670
Gartner, Inc.*	1,682	64,791
Genpact Ltd.*	3,314	53,521
Global Payments, Inc.	815	37,425
Lender Processing Services, Inc.	2,231	39,154
NeuStar, Inc. — Class A*	2,370	75,342
Paychex, Inc.	1,903	55,454
SAIC, Inc.*	4,996	62,100
Teradata Corp.*	1,073	64,015
Total System Services, Inc.	1,901	37,811
VeriFone Systems, Inc.*	1,606	67,789
Western Union Co.(The)	2,099	36,670

Total IT Services		1,068,029

Leisure Equipment & Products 0.3%
Hasbro, Inc.	1,193	45,405
Mattel, Inc.	1,562	44,111
Polaris Industries, Inc.	782	49,532

Total Leisure Equipment & Products		139,048

Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.*	1,514	56,124
Bio-Rad Laboratories, Inc. — Class A*	794	79,043
Bruker Corp.*	5,416	78,153
Charles River Laboratories International, Inc.*	2,584	83,411
Covance, Inc.*	1,609	81,625
Illumina, Inc.*	1,785	54,657
Life Technologies Corp.*	2,005	81,543
Mettler-Toledo International, Inc.*	344	52,838
PerkinElmer, Inc.	3,816	78,877
Pharmaceutical Product Development, Inc.	2,949	97,287
QIAGEN NV*	5,352	73,750
Techne Corp.	1,081	74,373
Waters Corp.*	638	51,117

Total Life Sciences Tools & Services		942,798

Machinery 3.7%
AGCO Corp.*	1,307	57,286
CNH Global NV*	1,789	66,515
Crane Co.	1,354	59,725
Donaldson Co., Inc.	892	57,133
Dover Corp.	1,042	57,862
Eaton Corp.	1,368	61,314
Flowserve Corp.	628	58,209
Gardner Denver, Inc.	745	57,611
Graco, Inc.	1,411	60,588
Harsco Corp.	2,440	56,242
IDEX Corp.	1,528	54,168
Ingersoll-Rand PLC	1,553	48,345
ITT Corp.	1,164	53,078
Joy Global, Inc.	730	63,656
Kennametal, Inc.	1,464	56,935
Lincoln Electric Holdings, Inc.	1,617	58,859
Manitowoc Co., Inc.(The)	6,531	72,363
Navistar International Corp.*	1,418	59,655
Nordson Corp.	1,207	55,969
Oshkosh Corp.*	2,937	61,266
Pall Corp.	1,149	58,794
Parker Hannifin Corp.	778	63,446
Pentair, Inc.	1,526	54,860
Snap-on, Inc.	883	47,391
SPX Corp.	1,019	55,648
Stanley Black & Decker, Inc.	785	50,122
Terex Corp.*	4,273	71,103
Timken Co.	2,621	110,397
Toro Co.(The)	984	53,175
Trinity Industries, Inc.	2,146	58,521
Valmont Industries, Inc.	1,031	88,408
WABCO Holdings, Inc.*	988	49,607
Wabtec Corp.	895	60,126

Total Machinery		1,998,377

Marine 0.2%
Alexander & Baldwin, Inc.	1,324	54,959
Kirby Corp.*	919	56,555

Total Marine		111,514

See Notes to Financial Statements.

ANNUAL REPORT      77

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Media 1.8%
AMC Networks, Inc. — Class A*	1,227	$40,025
Cablevision Systems Corp. — Class A	2,329	33,701
Charter Communications, Inc. — Class A*	835	38,360
Clear Channel Outdoor Holdings, Inc. — Class A*	3,956	43,516
Discovery Communications, Inc. — Class A*	1,000	43,460
DISH Network Corp. — Class A*	1,497	36,182
DreamWorks Animation SKG, Inc. — Class A*	2,147	39,827
Gannett Co., Inc.	4,271	49,928
Interpublic Group of Cos., Inc.(The)	5,281	50,064
John Wiley & Sons, Inc. — Class A	912	43,375
Lamar Advertising Co. — Class A*	2,236	50,288
Liberty Global, Inc. — Class A*	1,098	44,118
Liberty Media Corp. — Liberty Capital — Series A*	592	45,477
Liberty Media Corp. — Liberty Starz — Series A — Tracking Stock*	618	42,209
Madison Square Garden, Inc.(The) — Class A*	1,774	46,887
McGraw-Hill Cos., Inc.(The)	957	40,672
Morningstar, Inc.	584	34,438
Omnicom Group, Inc.	1,067	47,460
Regal Entertainment Group — Class A	3,284	47,421
Scripps Networks Interactive, Inc. — Class A	1,035	43,967
Sirius XM Radio, Inc.*	24,716	44,242
Virgin Media, Inc.	1,669	40,690
Washington Post Co.(The) — Class B	131	44,561

Total Media		990,868

Metals & Mining 2.9%
AK Steel Holding Corp.	12,137	101,101
Allegheny Technologies, Inc.	2,118	98,275
Allied Nevada Gold Corp.*	2,428	92,216
Carpenter Technology Corp.	1,774	100,621
Cliffs Natural Resources, Inc.	1,450	98,919
Commercial Metals Co.	8,384	104,213
Compass Minerals International, Inc.	1,245	94,707
Molycorp, Inc.*	2,328	89,093
Nucor Corp.	2,634	99,513
Reliance Steel & Aluminum Co.	2,355	104,068
Royal Gold, Inc.	1,277	91,408
Schnitzer Steel Industries, Inc. — Class A	2,243	104,972
Steel Dynamics, Inc.	8,061	100,682
Titanium Metals Corp.	5,591	93,649
United States Steel Corp.	3,689	93,553
Walter Energy, Inc.	1,559	117,938

Total Metals & Mining		1,584,928

Multi-Utilities 3.4%
Alliant Energy Corp.	2,673	109,005
Ameren Corp.	3,439	109,635
CenterPoint Energy, Inc.	5,430	113,161
CMS Energy Corp.	5,219	108,660
Consolidated Edison, Inc.	1,845	106,770
DTE Energy Co.	2,115	110,213
Integrys Energy Group, Inc.	2,122	112,275
MDU Resources Group, Inc.	5,312	109,480
NiSource, Inc.	4,839	106,894
NSTAR	2,298	103,617
OGE Energy Corp.	2,190	113,311
SCANA Corp.	2,575	108,871
Sempra Energy	2,048	110,039
TECO Energy, Inc.	6,016	111,717
Vectren Corp.	3,817	108,326
Wisconsin Energy Corp.	3,346	108,511
Xcel Energy, Inc.	4,206	108,725

Total Multi-Utilities		1,859,210

Multiline Retail 0.8%
Big Lots, Inc.*	1,176	44,323
Dillard’s, Inc. — Class A	881	45,398
Dollar General Corp.*	1,119	44,379
Dollar Tree, Inc.*	552	44,138
Family Dollar Stores, Inc.	771	45,204
J.C. Penney Co., Inc.	1,520	48,762
Macy’s, Inc.	1,537	46,925
Nordstrom, Inc.	882	44,708
Sears Holdings Corp.*	727	56,837

Total Multiline Retail		420,674

Office Electronics 0.2%
Xerox Corp.	6,711	54,896
Zebra Technologies Corp. — Class A*	1,630	58,256

Total Office Electronics		113,152

Oil, Gas & Consumable Fuels 7.9%
Alpha Natural Resources, Inc.*	5,005	120,320
Arch Coal, Inc.	6,426	117,082
Brigham Exploration Co.*	3,945	143,657
Cabot Oil & Gas Corp.	1,605	124,741
Cimarex Energy Co.	1,773	113,472
Cobalt International Energy, Inc.*	12,174	125,636
Concho Resources, Inc.*	1,352	128,061
Consol Energy, Inc.	2,804	119,899
Continental Resources, Inc.*	2,041	123,787
Denbury Resources, Inc.*	8,332	130,812
El Paso Corp.	5,891	147,334
Energen Corp.	2,346	115,095
EQT Corp.	1,829	116,142
EXCO Resources, Inc.	8,643	108,988
Forest Oil Corp.*	6,696	78,075
HollyFrontier Corp.	3,803	116,714
Kosmos Energy Ltd.*	8,411	130,371
Murphy Oil Corp.	2,288	126,687
Newfield Exploration Co.*	2,452	98,718
Noble Energy, Inc.	1,424	127,220
Peabody Energy Corp.	2,740	118,834
Pioneer Natural Resources Co.	1,478	124,004
Plains Exploration & Production Co.*	4,265	134,347
QEP Resources, Inc.	3,597	127,873
Quicksilver Resources, Inc.*	12,430	95,711
Range Resources Corp.	1,678	115,514
SandRidge Energy, Inc.*	16,395	125,586
SM Energy Co.	1,536	127,350
Southern Union Co.	2,546	107,008
Spectra Energy Corp.	4,189	119,931
Sunoco, Inc.	3,165	117,833
Teekay Corp.	2,069	53,297
Tesoro Corp.*	5,180	134,369
Ultra Petroleum Corp.*	3,434	109,407
Valero Energy Corp.	5,541	136,309
Whiting Petroleum Corp.*	2,757	128,338

Total Oil, Gas & Consumable Fuels		4,288,522

See Notes to Financial Statements.

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Paper & Forest Products 0.5%
Domtar Corp.	1,168	$95,671
International Paper Co.	3,369	93,321
MeadWestvaco Corp.	3,346	93,387

Total Paper & Forest Products		282,379

Personal Products 0.4%
Avon Products, Inc.	2,042	37,328
Herbalife Ltd.	3,128	195,062

Total Personal Products		232,390

Pharmaceuticals 1.0%
Endo Pharmaceuticals Holdings, Inc.*	2,628	84,911
Forest Laboratories, Inc.*	2,440	76,372
Hospira, Inc.*	1,984	62,397
Mylan, Inc.*	4,117	80,570
Perrigo Co.	779	70,328
Warner Chilcott PLC — Class A*	4,835	87,610
Watson Pharmaceuticals, Inc.*	1,057	70,988

Total Pharmaceuticals		533,176

Professional Services 0.6%
Dun & Bradstreet Corp.(The)	525	35,101
Equifax, Inc.	1,050	36,907
Manpower, Inc.	1,434	61,863
Nielsen Holdings NV*	1,525	44,759
Robert Half International, Inc.	2,366	62,533
Towers Watson & Co. — Class A	848	55,714
Verisk Analytics, Inc. — Class A*	1,473	51,776

Total Professional Services		348,653

Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	542	35,821
American Capital Agency Corp.	1,225	33,700
Annaly Capital Management, Inc.	1,940	32,689
Apartment Investment & Management Co. — Class A	1,431	35,303
AvalonBay Communities, Inc.	279	37,300
Boston Properties, Inc.	360	35,636
Brandywine Realty Trust	4,089	37,251
BRE Properties, Inc.	770	38,592
Camden Property Trust	592	35,899
Chimera Investment Corp.	11,189	33,679
CommonWealth	1,754	33,940
Corporate Office Properties Trust	1,423	34,508
DDR Corp.	3,063	39,237
Digital Realty Trust, Inc.	605	37,710
Douglas Emmett, Inc.	1,891	36,875
Duke Realty Corp.	3,091	37,957
Equity Residential	628	36,851
Essex Property Trust, Inc.	271	38,688
Federal Realty Investment Trust	398	35,326
General Growth Properties, Inc.	2,621	38,529
HCP, Inc.	933	37,180
Health Care REIT, Inc.	692	36,461
Hospitality Properties Trust	1,472	35,372
Host Hotels & Resorts, Inc.	2,932	41,840
Kimco Realty Corp.	2,122	37,071
Liberty Property Trust	1,098	35,136
Macerich Co.(The)	736	36,623
Mack-Cali Realty Corp.	1,198	33,616
Piedmont Office Realty Trust, Inc. — Class A	2,021	34,317
Plum Creek Timber Co., Inc.	947	35,664
ProLogis, Inc.	1,278	38,033
Rayonier, Inc.	881	36,764
Realty Income Corp.	988	33,009
Regency Centers Corp.	915	37,478
Senior Housing Properties Trust	1,490	33,436
SL Green Realty Corp.	530	36,565
Taubman Centers, Inc.	632	38,697
UDR, Inc.	1,446	36,049
Ventas, Inc.	660	36,703
Vornado Realty Trust	425	35,194
Weingarten Realty Investors	1,492	34,629
Weyerhaeuser Co.	2,032	36,535

Total Real Estate Investment Trusts (REITs)		1,521,863

Real Estate Management & Development 0.4%
CBRE Group, Inc.*	2,408	42,814
Forest City Enterprises, Inc. — Class A*	2,939	40,206
Howard Hughes Corp.(The)*	766	36,753
Jones Lang LaSalle, Inc.	593	38,320
St Joe Co.(The)*	2,147	30,809

Total Real Estate Management & Development		188,902

Road & Rail 0.6%
Con-way, Inc.	2,093	61,681
Hertz Global Holdings, Inc.*	4,397	51,005
JB Hunt Transport Services, Inc.	1,327	56,145
Kansas City Southern*	985	62,223
Landstar System, Inc.	1,253	55,921
Ryder System, Inc.	1,253	63,828

Total Road & Rail		350,803

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	9,445	55,064
Altera Corp.	1,712	64,919
Analog Devices, Inc.	1,824	66,704
Atmel Corp.*	6,466	68,281
Avago Technologies Ltd.	1,777	60,009
Cree, Inc.*	2,104	56,051
Cypress Semiconductor Corp.*	3,568	68,184
Fairchild Semiconductor International, Inc.*	5,066	75,838
First Solar, Inc.*	1,472	73,261
Freescale Semiconductor Holdings I Ltd.*	4,850	63,972
International Rectifier Corp.*	3,005	72,991
Intersil Corp. — Class A	5,548	66,410
KLA-Tencor Corp.	1,531	72,095
Lam Research Corp.*	1,568	67,408
Linear Technology Corp.	2,076	67,076
LSI Corp.*	10,642	66,513
Marvell Technology Group Ltd.*	4,025	56,310
Maxim Integrated Products, Inc.	2,503	65,478
MEMC Electronic Materials, Inc.*	10,496	62,871
Microchip Technology, Inc.	1,847	66,788
Micron Technology, Inc.*	9,488	53,038
Novellus Systems, Inc.*	2,095	72,382
NVIDIA Corp.*	4,429	65,549
ON Semiconductor Corp.*	7,879	59,644
PMC — Sierra, Inc.*	9,578	60,725
Silicon Laboratories, Inc.*	1,719	73,487
Skyworks Solutions, Inc.*	2,978	58,994
SunPower Corp. — Class A*	11,453	114,759
Teradyne, Inc.*	5,217	74,707
Varian Semiconductor Equipment Associates, Inc.*	1,001	62,833
Xilinx, Inc.	2,098	70,199

Total Semiconductors & Semiconductor Equipment		2,082,540

See Notes to Financial Statements.

ANNUAL REPORT      79

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Software 2.5%
Activision Blizzard, Inc.	5,033	$67,392
ANSYS, Inc.*	1,175	63,873
Ariba, Inc.*	2,060	65,261
Autodesk, Inc.*	2,080	71,968
BMC Software, Inc.*	1,533	53,287
CA, Inc.	2,981	64,568
Cadence Design Systems, Inc.*	6,235	69,021
Citrix Systems, Inc.*	1,058	77,054
Compuware Corp.*	7,448	62,936
Electronic Arts, Inc.*	2,796	65,287
Factset Research Systems, Inc.	359	35,692
Fortinet, Inc.*	3,533	81,471
Informatica Corp.*	1,430	65,065
Intuit, Inc.	1,257	67,463
MICROS Systems, Inc.*	1,303	64,134
Nuance Communications, Inc.*	2,933	77,666
Red Hat, Inc.*	1,371	68,070
Rovi Corp.*	1,345	66,631
Solera Holdings, Inc.	1,174	64,136
Synopsys, Inc.*	2,039	54,665
TIBCO Software, Inc.*	2,654	76,674

Total Software		1,382,314

Specialty Retail 2.4%
Aaron’s, Inc.	1,602	42,870
Abercrombie & Fitch Co. — Class A	625	46,500
Advance Auto Parts, Inc.	693	45,094
American Eagle Outfitters, Inc.	3,388	44,484
AutoNation, Inc.*	1,227	47,779
AutoZone, Inc.*	128	41,420
Bed Bath & Beyond, Inc.*	703	43,474
Best Buy Co., Inc.	1,692	44,381
CarMax, Inc.*	1,635	49,148
Chico’s FAS, Inc.	3,341	41,295
Dick’s Sporting Goods, Inc.*	1,125	43,976
DSW, Inc. — Class A	875	45,798
Foot Locker, Inc.	1,877	41,031
GameStop Corp. — Class A*	1,749	44,722
Gap, Inc.(The)	2,424	45,814
Guess?, Inc.	1,372	45,262
Limited Brands, Inc.	1,009	43,094
O’Reilly Automotive, Inc.*	609	46,314
PetSmart, Inc.	944	44,321
RadioShack Corp.	3,308	39,398
Ross Stores, Inc.	519	45,532
Sally Beauty Holdings, Inc.*	2,454	47,092
Signet Jewelers Ltd.	1,184	51,042
Staples, Inc.	3,049	45,613
Tiffany & Co.	590	47,041
Tractor Supply Co.	620	43,983
Ulta Salon Cosmetics & Fragrance, Inc.*	597	40,172
Urban Outfitters, Inc.*	1,752	47,742
Williams-Sonoma, Inc.	1,250	46,925

Total Specialty Retail		1,301,317

Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp.*	416	47,940
Fossil, Inc.*	429	44,470
Hanesbrands, Inc.*	1,594	42,034
PVH Corp.	639	47,548
Ralph Lauren Corp.	281	44,620
Under Armour, Inc. — Class A*	553	46,679
V.F. Corp.	321	44,368

Total Textiles, Apparel & Luxury Goods		317,659

Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	1,578	34,385
Capitol Federal Financial, Inc.	3,158	35,022
First Niagara Financial Group, Inc.	3,471	31,898
Hudson City Bancorp, Inc.	5,828	36,425
New York Community Bancorp, Inc.	2,725	36,270
People’s United Financial, Inc.	2,847	36,299
TFS Financial Corp.*	4,129	38,028
Washington Federal, Inc.	2,430	33,170

Total Thrifts & Mortgage Finance		281,497

Tobacco 0.3%
Lorillard, Inc.	1,649	182,478

Total Tobacco		182,478

Trading Companies & Distributors 0.7%
Air Lease Corp.*	2,404	53,681
Fastenal Co.	2,506	95,454
GATX Corp.	1,524	57,882
MSC Industrial Direct Co. — Class A	876	59,577
W.W. Grainger, Inc.	317	54,305
WESCO International, Inc.*	1,312	63,579

Total Trading Companies & Distributors		384,478

Water Utilities 0.4%
American Water Works Co., Inc.	3,424	104,535
Aqua America, Inc.	4,866	107,976

Total Water Utilities		212,511

Wireless Telecommunication Services 1.1%
Clearwire Corp. — Class A*	42,279	81,176
Crown Castle International Corp.*	1,450	59,972
MetroPCS Communications, Inc.*	11,086	94,231
NII Holdings, Inc.*	3,439	80,920
SBA Communications Corp. — Class A*	1,694	64,524
Telephone & Data Systems, Inc.	4,786	110,939
United States Cellular Corp.*	2,570	102,466

Total Wireless Telecommunication Services		594,228

Total Common Stocks (Cost $54,743,797)		54,452,630

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	45,454	45,454

Total Short Term Investments (Cost $45,454)		45,454

Total Investments 100.0%(a) (Cost $54,789,251)		54,498,084

Other Assets in Excess of Liabilities—0.0%(b)		9,494

Net Assets—100.0%		$54,507,578

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

REIT—Real Estate Investment Trust

Tracking Stock—A security issued by a parent company that tracks the performance of a particular division.

See Notes to Financial Statements.

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc.	466	$27,065
BE Aerospace, Inc.*	742	27,996
Boeing Co.(The)	411	27,040
Exelis, Inc.*	1,175	13,277
General Dynamics Corp.	445	28,565
Goodrich Corp.	216	26,488
Honeywell International, Inc.	575	30,130
Huntington Ingalls Industries, Inc.*	966	28,497
L-3 Communications Holdings, Inc.	410	27,790
Lockheed Martin Corp.	351	26,641
Northrop Grumman Corp.	486	28,066
Precision Castparts Corp.	279	45,519
Raytheon Co.	640	28,282
Rockwell Collins, Inc.	486	27,133
Spirit Aerosystems Holdings, Inc. — Class A*	1,579	26,953
Textron, Inc.	1,390	26,994
TransDigm Group, Inc.*	302	28,364
United Technologies Corp.	352	27,449

Total Aerospace & Defense		502,249

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	378	26,244
Expeditors International of Washington, Inc.	617	28,135
FedEx Corp.	370	30,277
United Parcel Service, Inc. — Class B	404	28,377
UTi Worldwide, Inc.	1,842	26,912

Total Air Freight & Logistics		139,945

Airlines 0.4%
AMR Corp.*	7,931	20,858
Copa Holdings SA — Class A	410	28,319
Delta Air Lines, Inc.*	3,193	27,204
Southwest Airlines Co.	3,051	26,086
United Continental Holdings, Inc.*	1,274	24,614

Total Airlines		127,081

Auto Components 0.7%
Autoliv, Inc.	422	24,379
BorgWarner, Inc.*	349	26,695
Federal-Mogul Corp.*	1,401	23,621
Gentex Corp.	853	25,692
Goodyear Tire & Rubber Co.(The)*	2,046	29,381
Johnson Controls, Inc.	768	25,290
Lear Corp.	500	23,455
TRW Automotive Holdings Corp.*	619	26,060
Visteon Corp.*	476	26,475

Total Auto Components		231,048

Automobiles 0.4%
Ford Motor Co.*	2,131	24,890
General Motors Co.*	1,016	26,264
Harley-Davidson, Inc.	596	23,184
Tesla Motors, Inc.*	821	24,113
Thor Industries, Inc.	1,006	26,599

Total Automobiles		125,050

Beverages 1.9%
Beam, Inc.	374	18,487
Brown-Forman Corp. — Class B	1,064	79,513
Coca-Cola Co.(The)	1,081	73,854
Coca-Cola Enterprises, Inc.	2,917	78,234
Constellation Brands, Inc. — Class A*	4,115	83,205
Dr Pepper Snapple Group, Inc.	2,023	75,761
Hansen Natural Corp.*	834	74,301
Molson Coors Brewing Co. — Class B	1,846	78,159
PepsiCo, Inc.	1,207	75,981

Total Beverages		637,495

Biotechnology 1.5%
Alexion Pharmaceuticals, Inc.*	528	35,645
Amgen, Inc.	623	35,679
Amylin Pharmaceuticals, Inc.*	3,535	40,723
Biogen Idec, Inc.*	367	42,704
BioMarin Pharmaceutical, Inc.*	1,147	39,124
Celgene Corp.*	552	35,786
Dendreon Corp.*	3,584	39,209
Gilead Sciences, Inc.*	882	36,744
Human Genome Sciences, Inc.*	2,480	25,445
Myriad Genetics, Inc.*	1,868	39,751
Pharmasset, Inc.*	441	31,047
Regeneron Pharmaceuticals, Inc.*	558	30,858
United Therapeutics Corp.*	903	39,488
Vertex Pharmaceuticals, Inc.*	743	29,415

Total Biotechnology		501,618

Building Products 0.7%
Armstrong World Industries, Inc.	1,253	53,365
Fortune Brands Home & Security, Inc.*	374	5,434
Lennox International, Inc.	1,562	50,281
Masco Corp.	6,307	60,547
Owens Corning*	1,983	56,278

Total Building Products		225,905

Capital Markets 1.5%
Affiliated Managers Group, Inc.*	204	18,892
American Capital Ltd.*	2,324	18,057
Ameriprise Financial, Inc.	425	19,839
Ares Capital Corp.	1,298	20,080
Bank of New York Mellon Corp.(The)	920	19,578
BlackRock, Inc.	110	17,357
Charles Schwab Corp.(The)	1,525	18,727
E*Trade Financial Corp.*	1,782	19,335
Eaton Vance Corp.	787	20,690
Federated Investors, Inc. — Class B	950	18,563
Franklin Resources, Inc.	174	18,554
Goldman Sachs Group, Inc.(The)	177	19,390
Greenhill & Co., Inc.	585	22,101
Invesco Ltd.	1,072	21,515
Janus Capital Group, Inc.	2,677	17,561
Jefferies Group, Inc.	1,325	17,570
Lazard Ltd. — Class A	727	19,876
Legg Mason, Inc.	646	17,765
LPL Investment Holdings, Inc.*	679	19,698
Morgan Stanley	1,183	20,868
Northern Trust Corp.	498	20,154
Raymond James Financial, Inc.	642	19,498
SEI Investments Co.	1,105	17,890
State Street Corp.	528	21,326
T. Rowe Price Group, Inc.	356	18,811
TD Ameritrade Holding Corp.	1,169	19,616
Waddell & Reed Financial, Inc. — Class A	645	17,886

Total Capital Markets		521,197

Chemicals 4.7%
Air Products & Chemicals, Inc.	573	49,358
Airgas, Inc.	699	48,196
Albemarle Corp.	1,057	56,327
Ashland, Inc.	986	52,219

See Notes to Financial Statements.

ANNUAL REPORT      81

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Cabot Corp.	1,737	$52,423
Celanese Corp. — Series A	1,183	51,520
CF Industries Holdings, Inc.	302	49,006
Cytec Industries, Inc.	1,275	56,954
Dow Chemical Co.(The)	1,820	50,742
Du Pont (E.I.) de Nemours & Co.	1,101	52,925
Eastman Chemical Co.	1,298	50,998
Ecolab, Inc.	909	48,941
FMC Corp.	621	48,991
Huntsman Corp.	4,468	52,454
International Flavors & Fragrances, Inc.	789	47,782
Intrepid Potash, Inc.*	1,605	44,667
Kronos Worldwide, Inc.	2,504	55,564
LyondellBasell Industries NV — Class A	1,576	51,787
Monsanto Co.	705	51,289
Mosaic Co.(The)	771	45,150
Nalco Holding Co.	725	27,340
PPG Industries, Inc.	622	53,747
Praxair, Inc.	483	49,107
Rockwood Holdings, Inc.*	1,108	51,012
RPM International, Inc.	2,463	55,344
Scotts Miracle-Gro Co.(The) — Class A	1,028	49,868
Sherwin-Williams Co.(The)	612	50,618
Sigma-Aldrich Corp.	719	47,080
Solutia, Inc.*	3,345	54,356
Valspar Corp.	1,435	50,038
Westlake Chemical Corp.	1,209	49,823
WR Grace & Co.*	1,270	53,073

Total Chemicals		1,608,699

Commercial Banks 1.7%
Associated Banc-Corp.	1,885	21,018
Bank of Hawaii Corp.	476	20,101
BB&T Corp.	806	18,812
BOK Financial Corp.	374	19,530
CapitalSource, Inc.	2,701	17,178
CIT Group, Inc.*	547	19,063
City National Corp.	442	18,750
Comerica, Inc.	754	19,265
Commerce Bancshares, Inc.	499	19,361
Cullen/Frost Bankers, Inc.	373	18,292
East West Bancorp, Inc.	1,151	22,410
Fifth Third Bancorp	1,693	20,333
First Citizens BancShares Inc. — Class A	112	18,262
First Horizon National Corp.	2,797	19,551
First Republic Bank/San Franciso*	725	20,082
Fulton Financial Corp.	2,137	20,173
Huntington Bancshares, Inc.	3,570	18,493
KeyCorp	2,940	20,756
M&T Bank Corp.	243	18,495
PNC Financial Services Group, Inc.	356	19,121
Popular, Inc.*	11,482	21,357
Regions Financial Corp.	4,900	19,257
SunTrust Banks, Inc.	946	18,665
Synovus Financial Corp.	15,651	23,476
TCF Financial Corp.	1,842	19,599
US Bancorp	732	18,732
Valley National Bancorp	1,626	19,512
Wells Fargo & Co.	707	18,318
Zions Bancorp	1,129	19,599

Total Commercial Banks		567,561

Commercial Services & Supplies 1.0%
Avery Dennison Corp.	987	26,254
Cintas Corp.	905	27,051
Copart, Inc.*	661	28,787
Corrections Corp. of America*	1,116	24,809
Covanta Holding Corp.	1,669	24,468
Iron Mountain, Inc.	797	24,651
KAR Auction Services, Inc.*	1,675	23,031
Pitney Bowes, Inc.	1,311	26,718
R.R. Donnelley & Sons Co.	1,789	29,161
Republic Services, Inc.	905	25,756
Stericycle, Inc.*	309	25,826
Waste Connections, Inc.	769	26,184
Waste Management, Inc.	795	26,179

Total Commercial Services & Supplies		338,875

Communications Equipment 1.4%
Acme Packet, Inc.*	642	23,247
Brocade Communications Systems, Inc.*	6,931	30,358
Ciena Corp.*	2,460	32,423
Cisco Systems, Inc.	1,884	34,910
EchoStar Corp. — Class A*	1,294	34,110
F5 Networks, Inc.*	390	40,540
Harris Corp.	820	30,955
JDS Uniphase Corp.*	2,619	31,428
Juniper Networks, Inc.*	1,517	37,121
Motorola Mobility Holdings, Inc.*	794	30,871
Motorola Solutions, Inc.	708	33,212
Polycom, Inc.*	1,566	25,886
QUALCOMM, Inc.	586	30,238
Riverbed Technology, Inc.*	1,400	38,612
Tellabs, Inc.	6,731	29,145

Total Communications Equipment		483,056

Computers & Peripherals 1.0%
Apple, Inc.*	73	29,549
Dell, Inc.*	1,995	31,541
Diebold, Inc.	1,047	33,797
EMC Corp.*	1,402	34,363
Hewlett-Packard Co.	1,280	34,061
Lexmark International, Inc. — Class A*	900	28,530
NCR Corp.*	1,677	31,930
NetApp, Inc.*	838	34,325
QLogic Corp.*	2,159	30,161
SanDisk Corp.*	701	35,520
Western Digital Corp.*	1,077	28,691

Total Computers & Peripherals		352,468

Construction & Engineering 0.7%
Aecom Technology Corp.*	1,413	29,560
Chicago Bridge & Iron Co. NV	842	30,800
Fluor Corp.	503	28,595
Jacobs Engineering Group, Inc.*	747	28,984
KBR, Inc.	1,005	28,049
Quanta Services, Inc.*	1,339	27,972
Shaw Group, Inc.(The)*	1,206	28,052
URS Corp.*	841	30,024

Total Construction & Engineering		232,036

Construction Materials 0.3%
Martin Marietta Materials, Inc.	706	50,952
Vulcan Materials Co.	1,541	48,218

Total Construction Materials		99,170

See Notes to Financial Statements.

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Consumer Finance 0.3%
American Express Co.	375	$18,982
Capital One Financial Corp.	417	19,040
Discover Financial Services	710	16,728
Green Dot Corp. — Class A*	552	18,034
SLM Corp.	1,379	18,851

Total Consumer Finance		91,635

Containers & Packaging 1.7%
AptarGroup, Inc.	975	46,771
Ball Corp.	1,448	50,057
Bemis Co., Inc.	1,517	42,643
Crown Holdings, Inc.*	1,480	50,009
Greif, Inc. — Class A	1,030	46,123
Owens-Illinois, Inc.*	2,721	54,638
Packaging Corp. of America	1,826	47,622
Rock-Tenn Co. — Class A	895	52,975
Sealed Air Corp.	2,574	45,817
Silgan Holdings, Inc.	1,272	47,751
Sonoco Products Co.	1,564	49,094
Temple-Inland, Inc.	1,481	47,111

Total Containers & Packaging		580,611

Distributors 0.1%
Genuine Parts Co.	417	23,948
LKQ Corp.*	863	25,183

Total Distributors		49,131

Diversified Consumer Services 0.6%
Apollo Group, Inc. — Class A*	509	24,101
Career Education Corp.*	1,492	24,066
DeVry, Inc.	544	20,498
Education Management Corp.*	1,409	27,983
H&R Block, Inc.	1,562	23,883
ITT Educational Services, Inc.*	330	20,447
Service Corp. International	2,205	22,050
Weight Watchers International, Inc.	368	27,460

Total Diversified Consumer Services		190,488

Diversified Financial Services 0.7%
Bank of America Corp.	2,728	18,632
CBOE Holdings, Inc.	653	17,063
Citigroup, Inc.	657	20,755
CME Group, Inc. — Class A	69	19,014
Interactive Brokers Group, Inc. — Class A	1,207	18,564
IntercontinentalExchange, Inc.*	140	18,183
JPMorgan Chase & Co.	558	19,396
Leucadia National Corp.	745	19,988
Moody’s Corp.	564	20,016
MSCI, Inc. — Class A*	550	18,365
Nasdaq OMX Group, Inc.(The)*	705	17,660
NYSE Euronext	688	18,280

Total Diversified Financial Services		225,916

Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,843	54,018
CenturyTel, Inc.	1,554	54,794
Frontier Communications Corp.	8,354	52,296
Level 3 Communications, Inc.*	2,183	58,264
tw telecom, Inc.*	3,085	57,073
Verizon Communications, Inc.	1,431	52,918
Windstream Corp.	4,267	51,930

Total Diversified Telecommunication Services		381,293

Electric Utilities 3.0%
American Electric Power Co., Inc.	1,391	54,639
DPL, Inc.	1,757	53,325
Duke Energy Corp.	2,655	54,215
Edison International	1,400	56,840
Entergy Corp.	791	54,713
Exelon Corp.	1,231	54,644
FirstEnergy Corp.	1,170	52,603
Great Plains Energy, Inc.	2,617	54,277
Hawaiian Electric Industries, Inc.	2,161	54,738
ITC Holdings Corp.	699	50,803
NextEra Energy, Inc.	968	54,595
Northeast Utilities	1,532	52,961
NV Energy, Inc.	3,599	57,728
Pepco Holdings, Inc.	2,790	55,242
Pinnacle West Capital Corp.	1,228	55,972
PPL Corp.	1,827	53,659
Progress Energy, Inc.	1,019	53,090
Southern Co.	1,249	53,957
Westar Energy, Inc.	1,979	53,948

Total Electric Utilities		1,031,949

Electrical Equipment 1.0%
AMETEK, Inc.	733	28,968
Babcock & Wilcox Co.(The)*	1,223	26,894
Cooper Industries PLC	528	27,699
Emerson Electric Co.	591	28,439
General Cable Corp.*	1,072	30,059
GrafTech International, Ltd.*	1,824	28,655
Hubbell, Inc. — Class B	498	29,775
Polypore International, Inc.*	756	39,652
Regal-Beloit Corp.	509	27,043
Rockwell Automation, Inc.	446	30,172
Roper Industries, Inc.	360	29,196
Thomas & Betts Corp.*	620	30,808

Total Electrical Equipment		357,360

Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp. — Class A	685	32,531
Arrow Electronics, Inc.*	1,004	36,194
Avnet, Inc.*	1,098	33,280
AVX Corp.	2,501	33,538
Corning, Inc.	2,368	33,839
Dolby Laboratories, Inc. — Class A*	1,019	29,796
FLIR Systems, Inc.	970	25,511
Ingram Micro, Inc. — Class A*	1,788	31,969
IPG Photonics Corp.*	545	28,809
Itron, Inc.*	749	27,556
Jabil Circuit, Inc.	1,739	35,754
Molex, Inc.	1,371	33,850
National Instruments Corp.	1,084	28,954
Tech Data Corp.*	660	32,459
Trimble Navigation, Ltd.*	718	29,014
Vishay Intertechnology, Inc.*	3,259	35,034

Total Electronic Equipment, Instruments & Components		508,088

Energy Equipment & Services 3.6%
Atwood Oceanics, Inc.*	1,405	60,050
Baker Hughes, Inc.	952	55,206
Cameron International Corp.*	1,055	51,843
CARBO Ceramics, Inc.	378	51,351
Core Laboratories NV	481	52,073
Diamond Offshore Drilling, Inc.	837	54,857
Dresser-Rand Group, Inc.*	1,084	52,466

See Notes to Financial Statements.

ANNUAL REPORT      83

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

FMC Technologies, Inc.*	1,213	$54,367
Halliburton Co.	1,427	53,313
Helmerich & Payne, Inc.	1,080	57,434
IHS, Inc. — Class A*	336	28,221
McDermott International, Inc.*	2,112	23,190
Nabors Industries Ltd.*	3,467	63,550
National-Oilwell Varco, Inc.	864	61,629
Oceaneering International, Inc.	1,283	53,668
Oil States International, Inc.*	879	61,187
Patterson-UTI Energy, Inc.	2,631	53,462
Rowan Cos., Inc.*	1,460	50,355
RPC, Inc.	2,610	48,468
Schlumberger Ltd.	773	56,792
SEACOR Holdings, Inc.	581	49,472
Superior Energy Services, Inc.*	1,629	45,807
Tidewater, Inc.	583	28,701
Unit Corp.*	1,228	60,246

Total Energy Equipment & Services		1,227,708

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	257	21,395
CVS Caremark Corp.	2,171	78,807
Kroger Co.(The)	3,430	79,508
Safeway, Inc.	4,456	86,313
SUPERVALU, Inc.	10,814	86,728
Sysco Corp.	2,839	78,697
Wal-Mart Stores, Inc.	416	23,596
Walgreen Co.	2,226	73,903
Whole Foods Market, Inc.	1,060	76,447

Total Food & Staples Retailing		605,394

Food Products 4.7%
Archer-Daniels-Midland Co.	2,921	84,534
Bunge Ltd.	1,251	77,274
Campbell Soup Co.	2,326	77,340
ConAgra Foods, Inc.	3,084	78,118
Corn Products International, Inc.	1,833	88,900
Dean Foods Co.*	8,186	79,568
Flowers Foods, Inc.	3,896	78,660
General Mills, Inc.	1,909	73,554
Green Mountain Coffee Roasters, Inc.*	718	46,684
H.J. Heinz Co.	1,455	77,755
Hershey Co.(The)	1,255	71,824
Hormel Foods Corp.	2,719	80,129
J.M. Smucker Co.(The)	1,004	77,328
Kellogg Co.	1,388	75,243
Kraft Foods, Inc. — Class A	2,154	75,778
McCormick & Co., Inc.	1,579	76,676
Mead Johnson Nutrition Co.	1,009	72,497
Ralcorp Holdings, Inc.*	990	80,032
Sara Lee Corp.	4,310	76,718
Smithfield Foods, Inc.*	4,004	91,531
Tyson Foods, Inc. — Class A	4,352	83,994

Total Food Products		1,624,137

Gas Utilities 1.0%
AGL Resources, Inc.	1,305	54,732
Atmos Energy Corp.	1,649	56,594
National Fuel Gas Co.	991	60,738
Oneok, Inc.	783	59,547
Questar Corp.	2,907	56,018
UGI Corp.	1,930	55,333

Total Gas Utilities		342,962

Health Care Equipment & Supplies 2.6%
Alere, Inc.*	1,613	42,035
Baxter International, Inc.	635	34,912
Becton, Dickinson and Co.	464	36,299
Boston Scientific Corp.*	5,810	34,221
C.R. Bard, Inc.	396	34,036
CareFusion Corp.*	1,452	37,171
Cooper Cos., Inc.(The)	440	30,492
Covidien PLC	760	35,750
DENTSPLY International, Inc.	1,093	40,397
Edwards Lifesciences Corp.*	456	34,392
Gen-Probe, Inc.*	582	34,978
Hill-Rom Holdings, Inc.	1,128	37,980
Hologic, Inc.*	2,156	34,755
IDEXX Laboratories, Inc.*	480	34,555
Intuitive Surgical, Inc.*	90	39,048
Kinetic Concepts, Inc.*	533	36,452
Medtronic, Inc.	1,034	35,921
ResMed, Inc.*	1,201	33,988
Sirona Dental Systems, Inc.*	820	39,278
St Jude Medical, Inc.	906	35,334
Stryker Corp.	721	34,543
Teleflex, Inc.	641	38,370
Thoratec Corp.*	1,058	38,628
Varian Medical Systems, Inc.*	653	38,344
Zimmer Holdings, Inc.*	629	33,104

Total Health Care Equipment & Supplies		904,983

Health Care Providers & Services 3.3%
Aetna, Inc.	903	35,903
AMERIGROUP Corp.*	821	45,672
AmerisourceBergen Corp.	903	36,842
Brookdale Senior Living, Inc.*	2,588	42,909
Cardinal Health, Inc.	805	35,637
Catalyst Health Solutions, Inc.*	586	32,213
CIGNA Corp.	797	35,339
Community Health Systems, Inc.*	2,050	35,834
Coventry Health Care, Inc.*	1,179	37,504
DaVita, Inc.*	492	34,440
Express Scripts, Inc.*	893	40,837
HCA Holdings, Inc.*	1,783	41,811
Health Management Associates, Inc. — Class A*	5,005	43,844
Health Net, Inc.*	1,401	38,934
Henry Schein, Inc.*	543	37,641
Humana, Inc.	444	37,691
Laboratory Corp. of America Holdings*	419	35,133
LifePoint Hospitals, Inc.*	963	37,230
Lincare Holdings, Inc.	1,604	37,774
McKesson Corp.	463	37,758
Medco Health Solutions, Inc.*	720	39,499
Mednax, Inc.*	543	35,729
Omnicare, Inc.	1,318	39,303
Patterson Cos., Inc.	1,189	37,418
Quest Diagnostics, Inc.	703	39,227
Tenet Healthcare Corp.*	8,244	38,994
UnitedHealth Group, Inc.	717	34,409
Universal Health Services, Inc. — Class B	985	39,371
VCA Antech, Inc.*	2,089	42,449
WellPoint, Inc.	528	36,379

Total Health Care Providers & Services		1,143,724

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	1,832	35,083
Cerner Corp.*	485	30,763

See Notes to Financial Statements.

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Emdeon, Inc. — Class A*	1,242	$23,561
SXC Health Solutions Corp.*	615	28,794

Total Health Care Technology		118,201

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	766	27,783
Brinker International, Inc.	966	22,121
Carnival Corp.	667	23,485
Chipotle Mexican Grill, Inc.*	67	22,520
Choice Hotels International, Inc.	706	25,268
Darden Restaurants, Inc.	460	22,025
Hyatt Hotels Corp. — Class A*	662	24,620
International Game Technology	1,462	25,716
Las Vegas Sands Corp.*	483	22,677
Marriott International, Inc. — Class A	756	23,814
McDonald’s Corp.	241	22,377
MGM Resorts International*	2,021	23,282
Panera Bread Co. — Class A*	191	25,535
Penn National Gaming, Inc.*	599	21,564
Royal Caribbean Cruises Ltd.	940	27,937
Starbucks Corp.	543	22,991
Starwood Hotels & Resorts Worldwide, Inc.	511	25,606
Wendy’s Co.(The)	4,306	21,788
WMS Industries, Inc.*	1,140	24,977
Wyndham Worldwide Corp.	700	23,569
Wynn Resorts Ltd.	154	20,451
Yum! Brands, Inc.	402	21,535

Total Hotels, Restaurants & Leisure		521,641

Household Durables 1.0%
DR Horton, Inc.	2,294	25,532
Garmin Ltd.	675	23,213
Harman International Industries, Inc.	668	28,831
Jarden Corp.	709	22,709
Leggett & Platt, Inc.	1,031	22,579
Lennar Corp. — Class A	1,576	26,067
Mohawk Industries, Inc.*	483	25,430
Newell Rubbermaid, Inc.	1,761	26,063
NVR, Inc.*	37	23,782
Pulte Homes, Inc.*	5,185	26,858
Tempur-Pedic International, Inc.*	367	24,978
Toll Brothers, Inc.*	1,444	25,183
Tupperware Brands Corp.	374	21,146
Whirlpool Corp.	403	20,477

Total Household Durables		342,848

Household Products 1.3%
Church & Dwight Co., Inc.	1,676	74,046
Clorox Co.(The)	1,118	74,839
Colgate-Palmolive Co.	828	74,826
Energizer Holdings, Inc.*	1,054	77,775
Kimberly-Clark Corp.	1,057	73,683
Procter & Gamble Co.(The)	1,189	76,084

Total Household Products		451,253

Independent Power Producers & Energy Traders 0.8%
AES Corp.(The)*	5,183	58,153
Calpine Corp.*	3,579	54,293
Constellation Energy Group, Inc.	1,370	54,389
GenOn Energy, Inc.*	18,014	54,943
NRG Energy, Inc.*	2,435	52,158

Total Independent Power Producers & Energy Traders		273,936

Industrial Conglomerates 0.4%
3M Co.	343	27,104
Carlisle Cos., Inc.	785	32,750
Danaher Corp.	589	28,478
General Electric Co.	1,650	27,572
Tyco International Ltd.	618	28,150

Total Industrial Conglomerates		144,054

Insurance 3.1%
ACE Ltd.	290	20,923
AFLAC, Inc.	511	23,041
Alleghany Corp.*	65	20,626
Allied World Assurance Co. Holdings Ltd.	331	19,231
Allstate Corp.(The)	745	19,623
American Financial Group, Inc.	564	20,208
American International Group, Inc.*	754	18,616
American National Insurance Co.	261	18,651
Aon Corp.	431	20,093
Arch Capital Group Ltd.*	550	19,784
Arthur J. Gallagher & Co.	653	20,178
Aspen Insurance Holdings Ltd.	783	20,742
Assurant, Inc.	489	18,846
Assured Guaranty Ltd.	1,570	20,002
Axis Capital Holdings Ltd.	681	21,349
Berkshire Hathaway, Inc. — Class B*	245	19,076
Brown & Brown, Inc.	959	21,175
Chubb Corp.(The)	293	19,646
Cincinnati Financial Corp.	664	19,216
CNA Financial Corp.	774	20,588
Endurance Specialty Holdings Ltd.	512	19,046
Erie Indemnity Co. — Class A	248	19,580
Everest Re Group Ltd.	223	20,052
Fidelity National Financial, Inc. — Class A	1,157	17,864
Genworth Financial, Inc. — Class A*	3,150	20,097
Hanover Insurance Group, Inc.(The)	499	19,042
Hartford Financial Services Group, Inc.	1,070	20,597
HCC Insurance Holdings, Inc.	635	16,897
Kemper Corp.	711	19,119
Lincoln National Corp.	1,057	20,136
Loews Corp.	495	19,652
Markel Corp.*	49	18,939
Marsh & McLennan Cos., Inc.	650	19,903
MBIA, Inc.*	2,335	20,548
Mercury General Corp.	461	19,961
MetLife, Inc.	607	21,342
Old Republic International Corp.	1,928	17,044
PartnerRe Ltd.	330	20,533
Principal Financial Group, Inc.	740	19,077
Progressive Corp.(The)	993	18,877
Protective Life Corp.	1,093	20,330
Prudential Financial, Inc.	376	20,379
Reinsurance Group of America, Inc.	369	19,273
RenaissanceRe Holdings Ltd.	284	19,346
StanCorp Financial Group, Inc.	643	21,823
Torchmark Corp.	499	20,424
Transatlantic Holdings, Inc.	367	19,099
Travelers Cos., Inc.(The)	357	20,831
Unum Group	817	19,477
Validus Holdings Ltd.	704	19,261
W.R. Berkley Corp.	599	20,851
White Mountains Insurance Group Ltd.	47	19,740
XL Group PLC	905	19,675

Total Insurance		1,050,429

See Notes to Financial Statements.

ANNUAL REPORT      85

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	94	$20,070
Expedia, Inc.	747	19,616
Liberty Interactive Corp. — Series A*	1,345	22,098
Netflix, Inc.*	170	13,954
priceline.com, Inc.*	47	23,863

Total Internet & Catalog Retail		99,601

Internet Software & Services 1.2%
Akamai Technologies, Inc.*	1,365	36,773
AOL, Inc.*	2,413	34,072
eBay, Inc.*	662	21,071
Equinix, Inc.*	328	31,491
Google, Inc. — Class A*	58	34,373
IAC/InterActiveCorp*	746	30,459
LinkedIn Corp. — Class A*	375	33,713
Monster Worldwide, Inc.*	3,165	29,213
Rackspace Hosting, Inc.*	855	35,388
VeriSign, Inc.	1,031	33,085
VistaPrint NV*	810	28,285
WebMD Health Corp.*	1,160	41,702
Yahoo!, Inc.*	2,082	32,563

Total Internet Software & Services		422,188

IT Services 2.0%
Accenture PLC — Class A	485	29,226
Alliance Data Systems Corp.*	183	18,747
Amdocs Ltd.*	1,094	32,842
Automatic Data Processing, Inc.	543	28,415
Booz Allen Hamilton Holding Corp.*	1,788	28,268
Broadridge Financial Solutions, Inc.	859	19,113
Cognizant Technology Solutions Corp. — Class A*	456	33,174
Computer Sciences Corp.	1,083	34,071
CoreLogic, Inc.*	1,556	18,937
DST Systems, Inc.	660	33,125
Fidelity National Information Services, Inc.	706	18,483
Fiserv, Inc.*	338	19,898
FleetCor Technologies, Inc.*	658	18,398
Gartner, Inc.*	831	32,010
Genpact Ltd.*	1,696	27,390
Global Payments, Inc.	431	19,792
International Business Machines Corp.	171	31,572
Lender Processing Services, Inc.	1,173	20,586
Mastercard, Inc. — Class A	50	17,362
NeuStar, Inc. — Class A*	1,168	37,131
Paychex, Inc.	973	28,353
SAIC, Inc.*	2,463	30,615
Teradata Corp.*	529	31,560
Total System Services, Inc.	1,004	19,970
VeriFone Systems, Inc.*	792	33,430
Visa, Inc. — Class A	198	18,465
Western Union Co.(The)	1,105	19,304

Total IT Services		700,237

Leisure Equipment & Products 0.2%
Hasbro, Inc.	616	23,445
Mattel, Inc.	808	22,818
Polaris Industries, Inc.	402	25,463

Total Leisure Equipment & Products		71,726

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.*	774	28,692
Bio-Rad Laboratories, Inc. — Class A*	370	36,833
Bruker Corp.*	2,512	36,248
Charles River Laboratories International, Inc.*	1,202	38,801
Covance, Inc.*	747	37,895
Illumina, Inc.*	830	25,415
Life Technologies Corp.*	929	37,782
Mettler-Toledo International, Inc.*	180	27,648
PerkinElmer, Inc.	1,774	36,669
Pharmaceutical Product Development, Inc.	1,368	45,130
QIAGEN NV*	2,484	34,230
Techne Corp.	503	34,606
Thermo Fisher Scientific, Inc.*	681	34,234
Waters Corp.*	324	25,959

Total Life Sciences Tools & Services		480,142

Machinery 3.5%
AGCO Corp.*	667	29,235
Caterpillar, Inc.	334	31,550
CNH Global NV*	918	34,131
Crane Co.	695	30,656
Cummins, Inc.	284	28,238
Deere & Co.	370	28,083
Donaldson Co., Inc.	458	29,335
Dover Corp.	532	29,542
Eaton Corp.	702	31,464
Flowserve Corp.	323	29,939
Gardner Denver, Inc.	377	29,153
Graco, Inc.	724	31,089
Harsco Corp.	1,250	28,812
IDEX Corp.	784	27,793
Illinois Tool Works, Inc.	577	28,060
Ingersoll-Rand PLC	794	24,717
ITT Corp.	494	22,526
Joy Global, Inc.	374	32,613
Kennametal, Inc.	747	29,051
Lincoln Electric Holdings, Inc.	830	30,212
Manitowoc Co., Inc.(The)	3,343	37,040
Navistar International Corp.*	726	30,543
Nordson Corp.	618	28,657
Oshkosh Corp.*	1,502	31,332
PACCAR, Inc.	720	31,133
Pall Corp.	590	30,190
Parker Hannifin Corp.	398	32,457
Pentair, Inc.	783	28,149
Snap-on, Inc.	457	24,527
SPX Corp.	523	28,561
Stanley Black & Decker, Inc.	403	25,732
Terex Corp.*	2,185	36,358
Timken Co.	1,385	58,336
Toro Co.(The)	502	27,128
Trinity Industries, Inc.	1,099	29,970
Valmont Industries, Inc.	546	46,819
WABCO Holdings, Inc.*	509	25,557
Wabtec Corp.	457	30,701
Xylem, Inc.*	1,175	31,419

Total Machinery		1,200,808

Marine 0.2%
Alexander & Baldwin, Inc.	679	28,185
Kirby Corp.*	468	28,801

Total Marine		56,986

See Notes to Financial Statements.

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Media 2.1%
AMC Networks, Inc. — Class A*	635	$20,714
Cablevision Systems Corp. — Class A	1,204	17,422
CBS Corp. — Class B	971	25,062
Charter Communications, Inc. — Class A*	439	20,168
Clear Channel Outdoor Holdings, Inc. — Class A*	2,043	22,473
Comcast Corp. — Class A	967	22,676
DIRECTV — Class A*	487	22,139
Discovery Communications, Inc. — Class A*	514	22,338
DISH Network Corp. — Class A*	772	18,659
DreamWorks Animation SKG, Inc. — Class A*	1,107	20,535
Gannett Co., Inc.	2,203	25,753
Interpublic Group of Cos., Inc.(The)	2,726	25,842
John Wiley & Sons, Inc. — Class A	468	22,258
Lamar Advertising Co. — Class A*	1,157	26,021
Liberty Global, Inc. — Class A*	569	22,862
Liberty Media Corp. — Liberty Capital — Series A*	306	23,507
Liberty Media Corp. — Liberty Starz — Series A — Tracking Stock*	321	21,924
Madison Square Garden, Inc.(The) — Class A*	920	24,316
McGraw-Hill Cos., Inc.(The)	492	20,910
Morningstar, Inc.	308	18,163
News Corp. — Class A	1,311	22,969
Omnicom Group, Inc.	551	24,508
Regal Entertainment Group — Class A	1,695	24,476
Scripps Networks Interactive, Inc. — Class A	530	22,514
Sirius XM Radio, Inc.*	12,759	22,839
Thomson Reuters Corp.	622	18,455
Time Warner Cable, Inc.	327	20,827
Time Warner, Inc.	681	23,828
Viacom, Inc. — Class B	519	22,758
Virgin Media, Inc.	861	20,991
Walt Disney Co.(The)	690	24,067
Washington Post Co.(The) — Class B	67	22,791

Total Media		714,765

Metals & Mining 3.0%
AK Steel Holding Corp.	6,413	53,420
Alcoa, Inc.	4,441	47,785
Allegheny Technologies, Inc.	1,119	51,922
Allied Nevada Gold Corp.*	1,281	48,652
Carpenter Technology Corp.	939	53,260
Cliffs Natural Resources, Inc.	767	52,325
Commercial Metals Co.	4,426	55,015
Compass Minerals International, Inc.	658	50,054
Freeport-McMoRan Copper & Gold, Inc.	1,338	53,868
Molycorp, Inc.*	1,230	47,072
Newmont Mining Corp.	732	48,920
Nucor Corp.	1,390	52,514
Reliance Steel & Aluminum Co.	1,246	55,061
Royal Gold, Inc.	676	48,388
Schnitzer Steel Industries, Inc. — Class A	1,185	55,458
Southern Copper Corp.	1,657	50,837
Steel Dynamics, Inc.	4,260	53,208
Titanium Metals Corp.	2,951	49,429
United States Steel Corp.	1,951	49,477
Walter Energy, Inc.	722	54,619

Total Metals & Mining		1,031,284

Multi-Utilities 3.2%
Alliant Energy Corp.	1,349	55,012
Ameren Corp.	1,738	55,407
CenterPoint Energy, Inc.	2,746	57,227
CMS Energy Corp.	2,638	54,923
Consolidated Edison, Inc.	931	53,877
Dominion Resources, Inc.	1,036	53,447
DTE Energy Co.	1,072	55,862
Integrys Energy Group, Inc.	1,074	56,825
MDU Resources Group, Inc.	2,684	55,317
NiSource, Inc.	2,445	54,010
NSTAR	1,163	52,440
OGE Energy Corp.	1,105	57,173
PG&E Corp.	1,217	52,209
Public Service Enterprise Group, Inc.	1,547	52,134
SCANA Corp.	1,301	55,006
Sempra Energy	1,035	55,611
TECO Energy, Inc.	3,039	56,434
Vectren Corp.	1,931	54,802
Wisconsin Energy Corp.	1,692	54,872
Xcel Energy, Inc.	2,128	55,009

Total Multi-Utilities		1,097,597

Multiline Retail 0.8%
Big Lots, Inc.*	609	22,953
Dillard’s, Inc. — Class A	456	23,498
Dollar General Corp.*	576	22,844
Dollar Tree, Inc.*	285	22,789
Family Dollar Stores, Inc.	398	23,335
J.C. Penney Co., Inc.	787	25,247
Kohl’s Corp.	454	24,067
Macy’s, Inc.	793	24,210
Nordstrom, Inc.	457	23,165
Sears Holdings Corp.*	375	29,317
Target Corp.	425	23,269

Total Multiline Retail		264,694

Office Electronics 0.2%
Xerox Corp.	3,434	28,090
Zebra Technologies Corp. — Class A*	835	29,843

Total Office Electronics		57,933

Oil, Gas & Consumable Fuels 8.2%
Alpha Natural Resources, Inc.*	2,310	55,532
Anadarko Petroleum Corp.	687	53,930
Apache Corp.	572	56,988
Arch Coal, Inc.	2,967	54,059
Brigham Exploration Co.*	1,822	66,348
Cabot Oil & Gas Corp.	743	57,746
Chesapeake Energy Corp.	1,776	49,941
Chevron Corp.	526	55,256
Cimarex Energy Co.	818	52,352
Cobalt International Energy, Inc.*	5,623	58,029
Concho Resources, Inc.*	622	58,916
ConocoPhillips	762	53,073
Consol Energy, Inc.	1,296	55,417
Continental Resources, Inc.*	944	57,254
Denbury Resources, Inc.*	3,847	60,398
Devon Energy Corp.	837	54,363
El Paso Corp.	2,722	68,077
Energen Corp.	1,187	58,234
EOG Resources, Inc.	623	55,715
EQT Corp.	842	53,467
EXCO Resources, Inc.	3,988	50,289
Exxon Mobil Corp.	676	52,789

See Notes to Financial Statements.

ANNUAL REPORT      87

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Forest Oil Corp.*	3,093	$36,064
Hess Corp.	862	53,927
HollyFrontier Corp.	1,756	53,892
Kinder Morgan, Inc.	1,819	52,023
Kosmos Energy Ltd.*	3,886	60,233
Marathon Oil Corp.	2,119	55,158
Marathon Petroleum Corp.	1,647	59,127
Murphy Oil Corp.	1,057	58,526
Newfield Exploration Co.*	1,129	45,454
Noble Energy, Inc.	655	58,518
Occidental Petroleum Corp.	624	57,995
Peabody Energy Corp.	1,268	54,993
Pioneer Natural Resources Co.	682	57,220
Plains Exploration & Production Co.*	1,972	62,118
QEP Resources, Inc.	1,664	59,155
Quicksilver Resources, Inc.*	5,739	44,190
Range Resources Corp.	774	53,282
SandRidge Energy, Inc.*	7,567	57,963
SM Energy Co.	708	58,700
Southern Union Co.	1,289	54,177
Southwestern Energy Co.*	1,359	57,132
Spectra Energy Corp.	1,934	55,370
Sunoco, Inc.	1,459	54,319
Teekay Corp.	1,059	27,280
Tesoro Corp.*	2,393	62,074
Ultra Petroleum Corp.*	1,585	50,498
Valero Energy Corp.	2,556	62,878
Whiting Petroleum Corp.*	1,274	59,305
Williams Cos., Inc.(The)	1,893	56,998

Total Oil, Gas & Consumable Fuels		2,816,742

Paper & Forest Products 0.4%
Domtar Corp.	617	50,539
International Paper Co.	1,780	49,306
MeadWestvaco Corp.	1,765	49,261

Total Paper & Forest Products		149,106

Personal Products 0.3%
Avon Products, Inc.	1,055	19,286
Estee Lauder Cos., Inc.(The) — Class A	222	21,856
Herbalife Ltd.	1,295	80,756

Total Personal Products		121,898

Pharmaceuticals 1.5%
Abbott Laboratories	689	37,116
Allergan, Inc.	418	35,162
Bristol-Myers Squibb Co.	1,130	35,697
Eli Lilly & Co.	950	35,302
Endo Pharmaceuticals Holdings, Inc.*	1,217	39,321
Forest Laboratories, Inc.*	1,130	35,369
Hospira, Inc.*	922	28,997
Johnson & Johnson, Inc.	553	35,608
Merck & Co., Inc.	1,101	37,985
Mylan, Inc.*	1,911	37,398
Perrigo Co.	359	32,411
Pfizer, Inc.	1,995	38,424
Warner Chilcott PLC — Class A*	2,244	40,661
Watson Pharmaceuticals, Inc.*	489	32,841

Total Pharmaceuticals		502,292

Professional Services 0.5%
Dun & Bradstreet Corp.(The)	276	18,453
Equifax, Inc.	553	19,438
Manpower, Inc.	732	31,579
Nielsen Holdings NV*	789	23,157
Robert Half International, Inc.	1,211	32,007
Towers Watson & Co. — Class A	436	28,645
Verisk Analytics, Inc. — Class A*	753	26,468

Total Professional Services		179,747

Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	286	18,902
American Capital Agency Corp.	643	17,689
Annaly Capital Management, Inc.	1,020	17,187
Apartment Investment & Management Co. — Class A	752	18,552
AvalonBay Communities, Inc.	151	20,187
Boston Properties, Inc.	191	18,907
Brandywine Realty Trust	2,154	19,623
BRE Properties, Inc.	402	20,148
Camden Property Trust	309	18,738
Chimera Investment Corp.	5,894	17,741
CommonWealth	924	17,879
Corporate Office Properties Trust	749	18,163
DDR Corp.	1,612	20,650
Digital Realty Trust, Inc.	317	19,759
Douglas Emmett, Inc.	998	19,461
Duke Realty Corp.	1,628	19,992
Equity Residential	334	19,599
Essex Property Trust, Inc.	142	20,272
Federal Realty Investment Trust	212	18,817
General Growth Properties, Inc.	1,382	20,315
HCP, Inc.	490	19,526
Health Care REIT, Inc.	372	19,601
Hospitality Properties Trust	774	18,599
Host Hotels & Resorts, Inc.	1,543	22,019
Kimco Realty Corp.	1,119	19,549
Liberty Property Trust	577	18,464
Macerich Co.(The)	389	19,357
Mack-Cali Realty Corp.	633	17,762
Piedmont Office Realty Trust, Inc. — Class A	1,063	18,050
Plum Creek Timber Co., Inc.	503	18,943
ProLogis, Inc.	675	20,088
Public Storage	154	19,874
Rayonier, Inc.	467	19,488
Realty Income Corp.	522	17,440
Regency Centers Corp.	483	19,784
Senior Housing Properties Trust	787	17,660
Simon Property Group, Inc.	155	19,908
SL Green Realty Corp.	281	19,386
Taubman Centers, Inc.	336	20,573
UDR, Inc.	764	19,046
Ventas, Inc.	349	19,408
Vornado Realty Trust	219	18,135
Weingarten Realty Investors	788	18,289
Weyerhaeuser Co.	1,072	19,275

Total Real Estate Investment Trusts (REITs)		842,805

Real Estate Management & Development 0.3%
CBRE Group, Inc.*	1,270	22,580
Forest City Enterprises, Inc. — Class A*	1,547	21,163
Howard Hughes Corp.(The)*	402	19,288
Jones Lang LaSalle, Inc.	311	20,097
St Joe Co.(The)*	1,129	16,201

Total Real Estate Management & Development		99,329

See Notes to Financial Statements.

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Road & Rail 0.8%
Con-way, Inc.	1,073	$31,621
CSX Corp.	1,326	29,450
Hertz Global Holdings, Inc.*	2,269	26,320
JB Hunt Transport Services, Inc.	680	28,771
Kansas City Southern*	505	31,901
Landstar System, Inc.	644	28,742
Norfolk Southern Corp.	410	30,336
Ryder System, Inc.	641	32,653
Union Pacific Corp.	305	30,369

Total Road & Rail		270,163

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*	4,659	27,162
Altera Corp.	842	31,929
Analog Devices, Inc.	901	32,950
Applied Materials, Inc.	2,799	34,484
Atmel Corp.*	3,189	33,676
Avago Technologies Ltd.	878	29,650
Broadcom Corp. — Class A*	862	31,110
Cree, Inc.*	1,037	27,626
Cypress Semiconductor Corp.*	1,759	33,614
Fairchild Semiconductor International, Inc.*	2,501	37,440
First Solar, Inc.*	680	33,844
Freescale Semiconductor Holdings I Ltd.*	2,393	31,564
Intel Corp.	1,341	32,908
International Rectifier Corp.*	1,480	35,949
Intersil Corp. — Class A	2,737	32,762
KLA-Tencor Corp.	753	35,459
Lam Research Corp.*	773	33,231
Linear Technology Corp.	1,026	33,150
LSI Corp.*	5,250	32,812
Marvell Technology Group Ltd.*	1,983	27,742
Maxim Integrated Products, Inc.	1,234	32,281
MEMC Electronic Materials, Inc.*	5,174	30,992
Microchip Technology, Inc.	908	32,833
Micron Technology, Inc.*	4,680	26,161
Novellus Systems, Inc.*	1,033	35,690
NVIDIA Corp.*	2,182	32,294
ON Semiconductor Corp.*	3,887	29,425
PMC — Sierra, Inc.*	4,724	29,950
Silicon Laboratories, Inc.*	850	36,337
Skyworks Solutions, Inc.*	1,470	29,121
SunPower Corp. — Class A*	5,285	52,956
Teradyne, Inc.*	2,573	36,845
Texas Instruments, Inc.	1,078	33,127
Varian Semiconductor Equipment Associates, Inc.*	491	30,820
Xilinx, Inc.	1,035	34,631

Total Semiconductors & Semiconductor Equipment		1,152,525

Software 2.6%
Activision Blizzard, Inc.	2,483	33,247
Adobe Systems, Inc.*	1,184	34,821
ANSYS, Inc.*	577	31,366
Ariba, Inc.*	1,015	32,155
Autodesk, Inc.*	1,028	35,569
BMC Software, Inc.*	754	26,209
CA, Inc.	1,471	31,862
Cadence Design Systems, Inc.*	3,076	34,051
Citrix Systems, Inc.*	523	38,090
Compuware Corp.*	3,673	31,037
Electronic Arts, Inc.*	1,381	32,246
Factset Research Systems, Inc.	197	19,586
Fortinet, Inc.*	1,741	40,147
Informatica Corp.*	705	32,078
Intuit, Inc.	619	33,222
MICROS Systems, Inc.*	642	31,599
Microsoft Corp.	1,180	31,423
Nuance Communications, Inc.*	1,448	38,343
Oracle Corp.	1,006	32,967
Red Hat, Inc.*	678	33,663
Rovi Corp.*	663	32,845
Salesforce.com, Inc.*	241	32,094
Solera Holdings, Inc.	577	31,522
Symantec Corp.*	1,762	29,972
Synopsys, Inc.*	1,042	27,936
TIBCO Software, Inc.*	1,311	37,875
VMware, Inc. — Class A*	350	34,212

Total Software		880,137

Specialty Retail 2.2%
Aaron’s, Inc.	829	22,184
Abercrombie & Fitch Co. — Class A	324	24,105
Advance Auto Parts, Inc.	356	23,165
American Eagle Outfitters, Inc.	1,752	23,004
AutoNation, Inc.*	635	24,727
AutoZone, Inc.*	66	21,357
Bed Bath & Beyond, Inc.*	365	22,572
Best Buy Co., Inc.	875	22,951
CarMax, Inc.*	842	25,310
Chico’s FAS, Inc.	1,723	21,296
Dick’s Sporting Goods, Inc.*	579	22,633
DSW, Inc. — Class A	454	23,762
Foot Locker, Inc.	969	21,182
GameStop Corp. — Class A*	905	23,141
Gap, Inc.(The)	1,252	23,663
Guess?, Inc.	707	23,324
Home Depot, Inc.	637	22,805
Limited Brands, Inc.	522	22,295
Lowe’s Cos., Inc.	1,059	22,260
O’Reilly Automotive, Inc.*	313	23,804
PetSmart, Inc.	487	22,865
RadioShack Corp.	1,709	20,354
Ross Stores, Inc.	267	23,424
Sally Beauty Holdings, Inc.*	1,269	24,352
Signet Jewelers Ltd.	613	26,426
Staples, Inc.	1,576	23,577
Tiffany & Co.	305	24,318
TJX Cos., Inc.	374	22,040
Tractor Supply Co.	322	22,843
Ulta Salon Cosmetics & Fragrance, Inc.*	308	20,725
Urban Outfitters, Inc.*	904	24,634
Williams-Sonoma, Inc.	643	24,138

Total Specialty Retail		739,236

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	368	23,946
Deckers Outdoor Corp.*	216	24,892
Fossil, Inc.*	221	22,909
Hanesbrands, Inc.*	820	21,623
NIKE, Inc. — Class B	239	23,028
PVH Corp.	330	24,555
Ralph Lauren Corp.	146	23,183
Under Armour, Inc. — Class A*	286	24,141
V.F. Corp.	167	23,083

Total Textiles, Apparel & Luxury Goods		211,360

See Notes to Financial Statements.

ANNUAL REPORT      89

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Thrifts & Mortgage Finance 0.4%
BankUnited, Inc.	833	$18,151
Capitol Federal Financial, Inc.	1,665	18,465
First Niagara Financial Group, Inc.	1,828	16,799
Hudson City Bancorp, Inc.	3,073	19,206
New York Community Bancorp, Inc.	1,434	19,087
People’s United Financial, Inc.	1,499	19,112
TFS Financial Corp.*	2,175	20,032
Washington Federal, Inc.	1,280	17,472

Total Thrifts & Mortgage Finance		148,324

Tobacco 0.9%
Altria Group, Inc.	2,851	78,545
Lorillard, Inc.	682	75,470
Philip Morris International, Inc.	1,164	81,329
Reynolds American, Inc.	2,021	78,172

Total Tobacco		313,516

Trading Companies & Distributors 0.6%
Air Lease Corp.*	1,231	27,488
Fastenal Co.	1,323	50,393
GATX Corp.	784	29,776
MSC Industrial Direct Co. — Class A	447	30,401
W.W. Grainger, Inc.	161	27,581
WESCO International, Inc.*	674	32,662

Total Trading Companies & Distributors		198,301

Water Utilities 0.3%
American Water Works Co., Inc.	1,732	52,878
Aqua America, Inc.	2,461	54,610

Total Water Utilities		107,488

Wireless Telecommunication Services 1.1%
American Tower Corp. — Class A*	553	30,470
Clearwire Corp. — Class A*	21,372	41,034
Crown Castle International Corp.*	717	29,655
MetroPCS Communications, Inc.*	5,605	47,643
NII Holdings, Inc.*	1,738	40,895
SBA Communications Corp. — Class A*	836	31,843
Sprint Nextel Corp.*	16,865	43,343
Telephone & Data Systems, Inc.	2,419	56,073
United States Cellular Corp.*	1,299	51,791

Total Wireless Telecommunication Services		372,747

Total Common Stocks (Cost $35,774,850)		34,164,871

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	23,769	23,769

Total Short Term Investments (Cost $23,769)		23,769

Total Investments 100.0%(a) (Cost $35,798,619)		34,188,640

Liabilities in Excess of Other Assets—0.0%(b)		(5,930)

Net Assets—100.0%		$34,182,710

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

REIT—Real Estate Investment Trust

Tracking Stock—A security issued by a parent company that tracks the performance of a particular division.

See Notes to Financial Statements.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.5%
Aerospace & Defense 1.0%
AAR Corp.	510	$10,164
Aerovironment, Inc.*	308	10,173
American Science & Engineering, Inc.	128	8,707
Astronics Corp.	322	9,789
Ceradyne, Inc.*	318	10,640
Cubic Corp.	220	10,366
Curtiss-Wright Corp.	318	10,424
DigitalGlobe, Inc.*	401	8,180
Ducommun, Inc.*	583	8,319
Esterline Technologies Corp.*	162	9,056
GenCorp, Inc.*	2,210	10,741
GeoEye, Inc.*	292	9,802
HEICO Corp.	179	10,207
Hexcel Corp.*	925	22,857
KEYW Holding Corp.(The)*	1,070	8,988
Kratos Defense & Security Solutions, Inc.*	1,150	7,280
LMI Aerospace, Inc.*	510	10,256
Moog, Inc. — Class A*	271	10,496
National Presto Industries, Inc.	97	9,264
Orbital Sciences Corp.*	685	10,590
Taser International, Inc.*	2,012	10,000
Teledyne Technologies, Inc.*	181	9,859
Triumph Group, Inc.	174	10,109

Total Aerospace & Defense		236,267

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	1,861	10,310
Atlas Air Worldwide Holdings, Inc.*	238	9,168
Forward Air Corp.	332	10,873
HUB Group, Inc. — Class A*	319	9,972
Pacer International, Inc.*	2,281	10,743
Park-Ohio Holdings Corp.*	728	11,779

Total Air Freight & Logistics		62,845

Airlines 0.3%
Alaska Air Group, Inc.*	160	10,645
Allegiant Travel Co.	191	9,924
Hawaiian Holdings, Inc.*	2,030	10,860
JetBlue Airways Corp.*	2,147	9,619
Republic Airways Holdings, Inc.*	3,068	7,977
SkyWest, Inc.	761	10,205
Spirit Airlines, Inc.*	745	12,263
US Airways Group, Inc.*	1,485	8,568

Total Airlines		80,061

Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc.*	1,010	9,787
Amerigon, Inc.*	620	9,511
Cooper Tire & Rubber Co.	771	11,048
Dana Holding Corp.*	737	10,421
Dorman Products, Inc.*	261	9,947
Drew Industries, Inc.	405	9,732
Exide Technologies*	1,892	8,514
Fuel Systems Solutions, Inc.*	420	9,803
Modine Manufacturing Co.*	924	9,766
Motorcar Parts of America, Inc.*	941	9,335
Spartan Motors, Inc.	2,012	9,859
Standard Motor Products, Inc.	605	9,408
Stoneridge, Inc.*	1,369	10,774
Superior Industries International, Inc.	506	9,255
Tenneco, Inc.*	300	9,816
Tower International, Inc.*	779	9,589

Total Auto Components		156,565

Automobiles 0.0%(a)
Winnebago Industries, Inc.*	1,191	9,695

Total Automobiles		9,695

Beverages 1.1%
Boston Beer Co., Inc. — Class A*	656	58,043
Central European Distribution Corp.*	7,339	39,631
Coca-Cola Bottling Co. Consolidated	883	49,554
Heckmann Corp.*	8,783	52,610
National Beverage Corp.	3,075	52,029

Total Beverages		251,867

Biotechnology 3.7%
Achillion Pharmaceuticals, Inc.*	1,702	10,791
Acorda Therapeutics, Inc.*	393	8,583
Affymax, Inc.*	1,860	9,895
Alkermes PLC*	536	9,375
Allos Therapeutics, Inc.*	4,451	6,543
Alnylam Pharmaceuticals, Inc.*	1,255	10,191
AMAG Pharmaceuticals, Inc.*	602	8,494
Amicus Therapeutics, Inc.*	2,227	7,327
Anacor Pharmaceuticals, Inc.*	1,543	10,446
Anthera Pharmaceuticals, Inc.*	1,774	11,336
Ardea Biosciences, Inc.*	515	10,254
Arena Pharmaceuticals, Inc.*	5,767	8,131
Ariad Pharmaceuticals, Inc.*	847	9,851
Arqule, Inc.*	1,643	9,546
Array Biopharma, Inc.*	3,888	9,370
Astex Pharmaceuticals, Inc.*	4,339	8,374
AVEO Pharmaceuticals, Inc.*	530	8,512
AVI BioPharma, Inc.*	7,673	7,520
BioCryst Pharmaceuticals, Inc.*	2,932	9,001
BioMimetic Therapeutics, Inc.*	2,420	7,841
Biosante Pharmaceuticals, Inc.*	3,396	8,999
Biospecifics Technologies Corp.*	514	8,738
Biotime, Inc.*	1,825	8,231
Cell Therapeutics, Inc.*	7,810	9,997
Celldex Therapeutics, Inc.*	3,243	10,410
Cepheid, Inc.*	213	7,642
Chelsea Therapeutics International Ltd.*	2,160	9,785
Cleveland Biolabs, Inc.*	3,195	9,489
Codexis, Inc.*	1,739	8,017
Cubist Pharmaceuticals, Inc.*	233	8,810
Curis, Inc.*	2,603	9,579
Cytori Therapeutics, Inc.*	2,612	7,914
Dusa Pharmaceuticals, Inc.*	2,315	10,417
Dyax Corp.*	5,767	7,785
Dynavax Technologies Corp.*	4,339	11,802
Emergent Biosolutions, Inc.*	526	9,920
Enzon Pharmaceuticals, Inc.*	1,131	8,313
Exact Sciences Corp.*	1,212	9,635
Exelixis, Inc.*	1,434	11,085
Genomic Health, Inc.*	429	9,181
Geron Corp.*	3,888	9,137
GTx, Inc.*	2,355	10,338
Halozyme Therapeutics, Inc.*	1,382	11,650
Idenix Pharmaceuticals, Inc.*	1,594	9,564
Immunogen, Inc.*	738	10,022
Immunomedics, Inc.*	2,426	8,831
Incyte Corp., Ltd.*	576	7,932
Infinity Pharmaceuticals, Inc.*	1,226	9,281

See Notes to Financial Statements.

ANNUAL REPORT      91

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Inhibitex, Inc.*	2,963	$11,526
Insmed, Inc.*	1,733	6,117
InterMune, Inc.*	378	9,639
Ironwood Pharmaceuticals, Inc.*	745	10,132
Isis Pharmaceuticals, Inc.*	1,176	9,749
Keryx Biopharmaceuticals, Inc.*	2,686	8,407
Lexicon Pharmaceuticals, Inc.*	8,423	10,192
Ligand Pharmaceuticals, Inc. — Class B	584	8,585
MannKind Corp.*	2,279	7,110
Maxygen, Inc.	1,567	9,245
Medivation, Inc.	475	8,161
Metabolix, Inc.*	1,873	9,608
Micromet, Inc.*	1,719	11,294
Momenta Pharmaceuticals, Inc.*	718	10,626
Nabi Biopharmaceuticals*	4,826	8,880
Neurocrine Biosciences, Inc.*	1,430	8,952
Novavax, Inc.*	5,579	8,815
NPS Pharmaceuticals, Inc.*	1,302	6,731
Nymox Pharmaceutical Corp.*	1,030	9,507
OncoGenex Pharmaceutical, Inc.*	850	9,860
Oncothyreon, Inc.*	1,304	9,076
Onyx Pharmaceuticals, Inc.*	278	11,379
Opko Health, Inc.*	1,855	9,980
Orexigen Therapeutics, Inc.*	4,318	9,456
Osiris Therapeutics, Inc.*	1,627	8,721
PDL BioPharma, Inc.	1,479	8,978
Peregrine Pharmaceuticals, Inc.*	7,602	7,982
Pharmacyclics, Inc.*	697	9,179
PharmAthene, Inc.*	4,092	6,956
Progenics Pharmaceuticals, Inc.*	1,338	8,791
Raptor Pharmaceutical Corp.*	1,708	8,438
Rigel Pharmaceuticals, Inc.*	1,173	9,208
Sangamo Biosciences, Inc.*	1,733	5,754
Savient Pharmaceuticals, Inc.*	1,906	7,148
Sciclone Pharmaceuticals, Inc.*	2,086	8,782
Seattle Genetics, Inc.*	436	9,592
SIGA Technologies, Inc.*	3,078	9,973
Spectrum Pharmaceuticals, Inc.*	1,071	11,877
Synta Pharmaceuticals Corp.*	2,315	8,565
Targacept, Inc.*	532	9,363
Theravance, Inc.*	394	8,759
Trius Therapeutics, Inc.*	1,292	8,850
Vanda Pharmaceuticals, Inc.*	1,627	9,453
Vical, Inc.*	3,183	9,517
Zalicus, Inc.*	8,262	12,145
ZIOPHARM Oncology, Inc.*	1,798	8,828

Total Biotechnology		863,771

Building Products 1.3%
AAON, Inc.	1,182	25,023
Ameresco, Inc. — Class A*	2,401	26,387
American Woodmark Corp.*	627	10,665
AO Smith Corp.	261	9,699
Apogee Enterprises, Inc.	2,233	24,384
Gibraltar Industries, Inc.*	2,313	25,813
Griffon Corp.*	2,371	22,453
Insteel Industries, Inc.	1,941	20,012
NCI Building Systems, Inc.*	2,433	22,165
Quanex Building Products Corp.	1,802	26,579
Simpson Manufacturing Co., Inc.	777	23,823
Trex Co., Inc.*	1,145	21,160
Universal Forest Products, Inc.	791	22,203
USG Corp.*	2,746	25,428

Total Building Products		305,794

Capital Markets 1.5%
Apollo Investment Corp.	712	5,895
Arlington Asset Investment Corp. — Class A	216	4,985
Artio Global Investors, Inc.	679	4,970
BGC Partners, Inc. — Class A	827	5,665
BlackRock Kelso Capital Corp.	738	6,303
Calamos Asset Management, Inc. — Class A	511	6,382
Capital Southwest Corp.	68	5,985
CIFC Corp.*	1,217	6,742
Cohen & Steers, Inc.	165	4,483
Cowen Group, Inc. — Class A*	1,881	5,116
Diamond Hill Investment Group, Inc.	80	6,022
Duff & Phelps Corp. — Class A	503	6,383
Edelman Financial Group, Inc.	830	5,760
Epoch Holding Corp.	345	7,107
Evercore Partners, Inc. — Class A	225	6,174
FBR & Co.*	2,173	4,520
Fifth Street Finance Corp.	575	5,670
Financial Engines, Inc.*	279	6,336
FXCM, Inc. — Class A	393	4,520
GAMCO Investors, Inc. — Class A	130	6,123
GFI Group, Inc.	1,305	5,638
Gladstone Capital Corp.	736	6,065
Gladstone Investment Corp.	781	5,850
Gleacher & Co., Inc.*	4,164	5,330
Golub Capital BDC, Inc.	385	5,975
Harris & Harris Group, Inc.*	1,470	5,777
Hercules Technology Growth Capital, Inc.	600	5,808
HFF, Inc. — Class A*	647	7,117
ICG Group, Inc.*	886	9,560
INTL FCStone, Inc.*	252	6,109
Investment Technology Group, Inc.*	491	5,602
JMP Group, Inc.	819	6,077
KBW, Inc.	388	5,494
Knight Capital Group, Inc. — Class A*	417	5,208
Kohlberg Capital Corp.	889	5,850
Ladenburg Thalmann Financial Services, Inc.*	3,475	5,908
Main Street Capital Corp.	302	5,279
MCG Capital Corp.	1,265	5,870
Medallion Financial Corp.	563	6,700
Medley Capital Corp.	524	4,878
MF Global Holdings Ltd.*(b)	1,238	725
MVC Capital, Inc.	505	6,530
New Mountain Finance Corp.	440	5,900
NGP Capital Resources Co.	796	5,914
Oppenheimer Holdings, Inc. — Class A	314	5,517
PennantPark Investment Corp.	596	6,389
Piper Jaffray Co.*	272	5,647
Prospect Capital Corp.	627	6,000
Pzena Investment Management, Inc. — Class A	1,508	6,530
Safeguard Scientifics, Inc.*	567	9,588
Solar Capital Ltd.	277	6,149
Solar Senior Capital Ltd.	368	5,509
Stifel Financial Corp.*	198	6,310
SWS Group, Inc.	1,073	5,912
THL Credit, Inc.	488	5,636
TICC Capital Corp.	661	5,890
Triangle Capital Corp.	363	6,084
Virtus Investment Partners, Inc.*	96	5,990

See Notes to Financial Statements.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Walter Investment Management Corp.	224	$5,681
Westwood Holdings Group, Inc.	153	5,606

Total Capital Markets		352,743

Chemicals 3.0%
A. Schulman, Inc.	1,143	24,129
American Vanguard Corp.	1,736	21,474
Balchem Corp.	500	18,435
Calgon Carbon Corp.*	1,376	21,947
Chemtura Corp.*	1,717	20,844
Ferro Corp.*	3,069	19,856
Flotek Industries, Inc.*	4,269	31,761
FutureFuel Corp.	1,778	20,091
Georgia Gulf Corp.*	1,289	23,331
H.B. Fuller Co.	1,049	22,543
Hawkins, Inc.	591	22,624
Innophos Holdings, Inc.	492	21,643
Innospec, Inc.*	778	23,496
KMG Chemicals, Inc.	1,527	22,203
Koppers Holdings, Inc.	782	25,876
Kraton Performance Polymers, Inc.*	1,110	21,845
Landec Corp.*	3,643	22,623
LSB Industries, Inc.*	618	21,896
Minerals Technologies, Inc.	382	20,949
NewMarket Corp.	127	24,656
Olin Corp.	1,047	19,746
OM Group, Inc.*	729	21,075
Omnova Solutions, Inc.*	5,600	24,808
PolyOne Corp.	1,765	19,750
Quaker Chemical Corp.	712	24,771
Senomyx, Inc.*	5,171	23,580
Sensient Technologies Corp.	583	21,548
Spartech Corp.*	5,877	23,861
Stepan Co.	281	21,719
TPC Group, Inc.*	959	19,055
Zep, Inc.	1,284	19,568
Zoltek Cos., Inc.*	2,797	20,278

Total Chemicals		711,981

Commercial Banks 3.8%
1st Source Corp.	256	6,154
1st United Bancorp, Inc.*	1,070	5,543
Alliance Financial Corp.	192	5,912
Ameris Bancorp*	616	6,191
Ames National Corp.	336	6,189
Arrow Financial Corp.	239	5,578
Bancfirst Corp.	165	6,386
Banco Latinoamericano de Comercio Exterior SA — Class E	340	5,525
Bancorp Rhode Island, Inc.	127	5,537
Bancorp, Inc.(The)*	781	6,279
BancorpSouth, Inc.	580	5,667
Bank of Kentucky Financial Corp.	256	5,530
Bank of Marin Bancorp	160	5,670
Bank of the Ozarks, Inc.	258	6,416
Banner Corp.	411	7,221
Boston Private Financial Holdings, Inc.	879	6,663
Bridge Bancorp, Inc.	288	5,544
Bridge Capital Holdings*	528	5,824
Bryn Mawr Bank Corp.	324	5,949
Camden National Corp.	196	5,817
Cape Bancorp, Inc.*	759	5,768
Capital Bank Corp.*	2,361	4,958
Capital City Bank Group, Inc.	521	5,309
Cardinal Financial Corp.	591	6,347
Cascade Bancorp*	872	4,613
Cathay General Bancorp	459	6,421
Center Bancorp, Inc.	576	5,345
Center Financial Corp.*	1,112	7,306
Centerstate Banks, Inc.	1,001	5,686
Central Pacific Financial Corp.*	525	6,400
Century Bancorp, Inc. — Class A	224	6,064
Chemical Financial Corp.	346	6,965
Citizens & Northern Corp.	351	5,816
City Holding Co.	203	6,671
CNB Financial Corp.	415	5,943
CoBiz Financial, Inc.	1,104	5,851
Columbia Banking System, Inc.	350	6,674
Community Bank System, Inc.	234	5,981
Community Trust Bancorp, Inc.	240	6,799
CVB Financial Corp.	672	6,525
Eagle Bancorp, Inc.*	456	6,325
Encore Bancshares, Inc.*	504	5,927
Enterprise Bancorp, Inc.	378	5,443
Enterprise Financial Services Corp.	404	6,234
Financial Institutions, Inc.	370	6,061
First Bancorp	565	7,164
First Bancorp., Inc.	402	5,785
First Busey Corp.	1,198	6,110
First Commonwealth Financial Corp.	1,406	6,482
First Community Bancshares, Inc.	529	6,353
First Financial Bancorp	379	6,216
First Financial Bankshares, Inc.	196	6,225
First Financial Corp.	195	6,408
First Interstate Bancsystem, Inc.	493	6,232
First Merchants Corp.	750	6,045
First Midwest Bancorp, Inc.	696	6,271
First of Long Island Corp.(The)	240	6,132
FirstMerit Corp.	478	6,697
FNB Corp.	637	6,427
German American Bancorp, Inc.	331	5,749
Glacier Bancorp, Inc.	555	6,299
Great Southern Bancorp, Inc.	316	6,285
Hampton Roads Bankshares, Inc.*	1,042	4,574
Hancock Holding Co.	205	6,212
Hanmi Financial Corp.*	6,486	6,486
Heartland Financial USA, Inc.	389	6,080
Heritage Commerce Corp.*	1,305	6,303
Heritage Financial Corp.	468	5,901
Home Bancshares, Inc.	254	5,956
Hudson Valley Holding Corp.	302	6,559
Iberiabank Corp.	114	5,896
Independent Bank Corp.	242	6,273
International Bancshares Corp.	397	7,194
Investors Bancorp, Inc.*	424	5,885
Lakeland Bancorp, Inc.	647	6,011
Lakeland Financial Corp.	259	6,188
MainSource Financial Group, Inc.	611	5,731
MB Financial, Inc.	349	5,783
Merchants Bancshares, Inc.	203	5,779
Metro Bancorp, Inc.*	581	4,805
Midsouth Bancorp, Inc.	508	6,975
Nara Bancorp, Inc.*	857	7,267
National Bankshares, Inc.	221	6,177
National Penn Bancshares, Inc.	775	6,045
NBT Bancorp, Inc.	301	6,478
Northfield Bancorp, Inc.	408	5,634
Old National Bancorp	567	6,560

See Notes to Financial Statements.

ANNUAL REPORT      93

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

OmniAmerican Bancorp, Inc.*	394	$5,812
Oriental Financial Group, Inc.	556	5,888
Orrstown Financial Services, Inc.*	395	3,618
Pacific Capital Bancorp NA*	202	5,230
Pacific Continental Corp.	759	6,581
PacWest Bancorp	361	6,368
Park National Corp.	102	6,090
Park Sterling Corp.*	1,479	5,694
Penns Woods Bancorp, Inc.	163	5,987
Peoples Bancorp, Inc.	496	6,562
Pinnacle Financial Partners, Inc.*	478	7,175
PrivateBancorp, Inc.	657	7,161
Prosperity Bancshares, Inc.	151	5,812
Renasant Corp.	394	5,681
Republic Bancorp, Inc. — Class A	312	6,346
S&T Bancorp, Inc.	321	5,993
S.Y. Bancorp, Inc.	280	5,762
Sandy Spring Bancorp, Inc.	368	6,260
SCBT Financial Corp.	207	6,113
Seacoast Banking Corp. of Florida*	3,588	5,346
Sierra Bancorp	574	6,280
Signature Bank*	117	6,523
Simmons First National Corp. — Class A	256	6,646
Southside Bancshares, Inc.	285	5,862
Southwest Bancorp, Inc.*	1,198	5,631
State Bancorp, Inc.	497	5,880
State Bank Financial Corp.*	418	6,036
StellarOne Corp.	540	6,475
Sterling Bancorp	717	5,915
Sterling Financial Corp.*	400	6,004
Suffolk Bancorp*	641	5,455
Sun Bancorp, Inc.*	1,862	5,530
Susquehanna Bancshares, Inc.	1,877	13,627
SVB Financial Group*	144	6,615
Taylor Capital Group, Inc.*	782	7,265
Texas Capital Bancshares, Inc.*	228	6,384
Tompkins Financial Corp.	149	5,875
Tower Bancorp, Inc.	246	6,327
TowneBank	450	5,607
Trico Bancshares	439	6,510
Trustmark Corp.	281	6,221
UMB Financial Corp.	160	5,899
Umpqua Holdings Corp.	632	7,236
Union First Market Bankshares Corp.	504	6,461
United Bankshares, Inc.	274	6,505
United Community Banks, Inc.*	600	4,434
Univest Corp. of Pennsylvania	400	6,084
Virginia Commerce Bancorp, Inc.*	920	5,851
Washington Banking Co.	546	6,454
Washington Trust Bancorp, Inc.	265	6,222
Webster Financial Corp.	340	6,678
WesBanco, Inc.	309	6,137
West Bancorp, Inc.	631	6,209
West Coast Bancorp*	389	5,808
Westamerica Bancorp	137	6,140
Western Alliance Bancorp*	1,035	6,727
Wilshire Bancorp, Inc.*	2,036	6,963
Wintrust Financial Corp.	204	5,892

Total Commercial Banks		892,506

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	457	9,241
ACCO Brands Corp.*	1,742	11,968
American Reprographics Co.*	2,316	9,241
AT Cross Co. — Class A*	818	9,947
Brink’s Co.(The)	367	10,199
Casella Waste Systems, Inc. — Class A*	1,453	9,125
Cenveo, Inc.*	2,534	9,503
Clean Harbors, Inc.*	169	9,848
Consolidated Graphics, Inc.*	246	11,208
Courier Corp.	1,121	9,741
Deluxe Corp.	451	10,653
EnergySolutions, Inc.*	2,507	9,451
EnerNOC, Inc.*	2,389	21,190
Ennis, Inc.	654	9,568
Fuel Tech, Inc.*	1,555	8,615
G&K Services, Inc. — Class A	332	10,080
Geo Group, Inc.(The)*	456	8,313
Healthcare Services Group, Inc.	547	9,490
Heritage-Crystal Clean, Inc.*	461	7,348
Herman Miller, Inc.	461	9,520
Higher One Holdings, Inc.*	320	5,645
HNI Corp.	460	11,063
Hudson Highland Group, Inc.*	2,571	11,904
InnerWorkings, Inc.*	1,168	10,570
Interface, Inc. — Class A	1,566	20,421
Intersections, Inc.	405	6,840
Kimball International, Inc. — Class B	1,790	10,078
Knoll, Inc.	620	9,455
M&F Worldwide Corp.*	367	9,087
McGrath Rentcorp	375	10,020
Metalico, Inc.*	2,147	9,704
Mine Safety Appliances Co.	312	10,468
Mobile Mini, Inc.*	540	9,796
Multi-Color Corp.	365	9,676
NL Industries, Inc.	1,535	22,319
Quad/Graphics, Inc.	461	9,091
Rollins, Inc.	462	10,062
Schawk, Inc.	782	10,549
Standard Parking Corp.*	560	9,850
Steelcase, Inc. — Class A	1,440	10,670
Swisher Hygiene, Inc.*	2,058	8,973
SYKES Enterprises, Inc.*	570	9,080
Team, Inc.*	404	10,104
Tetra Tech, Inc.*	462	10,085
TMS International Corp. — Class A*	2,746	23,588
TRC Cos., Inc.*	2,785	12,170
Unifirst Corp.	193	10,104
United Stationers, Inc.	315	10,020
US Ecology, Inc.	556	10,041
Viad Corp.	460	9,628
WCA Waste Corp.*	2,040	9,710

Total Commercial Services & Supplies		545,020

Communications Equipment 1.5%
ADTRAN, Inc.	288	9,677
Anaren, Inc.*	437	8,360
Arris Group, Inc.*	780	8,393
Aruba Networks, Inc.*	361	8,552
Aviat Networks, Inc.*	3,061	6,275
Bel Fuse, Inc. — Class B	523	9,351
BigBand Networks, Inc.*	5,843	13,088
Black Box Corp.	362	10,132
Blue Coat Systems, Inc.*	542	8,726
Calix, Inc.*	949	8,266
Communications Systems, Inc.	630	10,382
Comtech Telecommunications Corp.	298	9,867
Dialogic, Inc.*	3,203	6,630

See Notes to Financial Statements.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Digi International, Inc.*	706	$9,030
Emcore Corp.*	6,583	6,517
Emulex Corp.*	1,221	10,232
Extreme Networks*	2,974	8,773
Finisar Corp.*	410	8,401
Globecomm Systems, Inc.*	635	8,630
Harmonic, Inc.*	1,831	10,071
Infinera Corp.*	987	7,215
InterDigital, Inc.	161	6,995
Ixia*	1,014	11,489
KVH Industries, Inc.*	1,039	7,647
Loral Space & Communications, Inc.*	150	9,075
Meru Networks, Inc.*	973	5,283
Netgear, Inc.*	296	10,496
Numerex Corp. — Class A*	1,383	10,995
Oclaro, Inc.*	1,998	8,212
Oplink Communications, Inc.*	512	8,305
Opnext, Inc.*	6,191	6,144
Plantronics, Inc.	274	9,154
Powerwave Technologies, Inc.*	128	462
Powerwave Technologies, Inc.*	895	3,231
Procera Networks, Inc.*	910	10,374
ShoreTel, Inc.*	1,560	9,126
Sonus Networks, Inc.*	3,703	9,813
Sycamore Networks, Inc.	446	8,572
Symmetricom, Inc.*	1,791	9,224
Tekelec*	1,240	12,177
Viasat, Inc.*	229	9,753
Westell Technologies, Inc. — Class A*	3,516	7,067

Total Communications Equipment		360,162

Computers & Peripherals 0.7%
Avid Technology, Inc.*	956	5,927
Cray, Inc.*	1,514	9,584
Dot Hill Systems Corp.*	5,120	8,806
Electronics for Imaging, Inc.*	622	9,330
Imation Corp.*	1,162	7,809
Immersion Corp.*	1,268	8,711
Intermec, Inc.*	1,268	10,233
Intevac, Inc.*	1,174	9,451
Novatel Wireless, Inc.*	2,530	10,044
OCZ Technology Group, Inc.*	1,602	11,326
Quantum Corp.*	4,107	10,719
Rimage Corp.	615	6,827
Silicon Graphics International Corp.*	594	8,589
STEC, Inc.*	808	9,147
Stratasys, Inc.*	386	10,823
Super Micro Computer, Inc.*	621	9,936
Synaptics, Inc.*	350	11,826
Xyratex Ltd.	922	12,576

Total Computers & Peripherals		171,664

Construction & Engineering 0.9%
Aegion Corp.*	681	10,072
Argan, Inc.	864	11,750
Comfort Systems USA, Inc.	2,245	24,695
Dycom Industries, Inc.*	555	10,784
EMCOR Group, Inc.	443	11,106
Furmanite Corp.*	1,572	10,485
Granite Construction, Inc.	461	10,372
Great Lakes Dredge & Dock Corp.	2,162	11,134
Layne Christensen Co.*	399	10,051
MasTec, Inc.*	482	10,421
Michael Baker Corp.	460	9,467
MYR Group, Inc.*	525	10,127
Northwest Pipe Co.*	888	23,683
Orion Marine Group, Inc.*	1,450	9,846
Primoris Services Corp.	865	11,262
Sterling Construction Co., Inc.*	770	9,587
Tutor Perini Corp.	737	10,709
UniTek Global Services, Inc.*	1,693	7,906

Total Construction & Engineering		213,457

Construction Materials 0.4%
Eagle Materials, Inc.	1,177	24,223
Headwaters, Inc.*	12,478	21,961
Texas Industries, Inc.*	570	17,100
United States Lime & Minerals, Inc.*	500	27,500

Total Construction Materials		90,784

Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	731	6,162
Cash America International, Inc.	100	5,475
Credit Acceptance Corp.*	81	5,583
DFC Global Corp.*	237	5,195
Ezcorp, Inc. — Class A*	182	5,056
First Cash Financial Services, Inc.*	123	5,104
First Marblehead Corp.(The)*	4,959	4,761
Imperial Holdings, Inc.*	863	1,942
Nelnet, Inc. — Class A	290	6,229
Netspend Holdings, Inc.*	975	5,606
Nicholas Financial, Inc.	538	6,112
World Acceptance Corp.*	94	6,359

Total Consumer Finance		63,584

Containers & Packaging 0.4%
AEP Industries, Inc.*	913	24,678
Boise, Inc.	3,287	19,886
Graphic Packaging Holding Co.*	5,171	22,856
Myers Industries, Inc.	1,926	23,536

Total Containers & Packaging		90,956

Distributors 0.3%
Audiovox Corp. — Class A*	1,429	10,160
Core-Mark Holding Co., Inc.	1,532	51,307
Pool Corp.	301	8,795
Weyco Group, Inc.	357	8,461

Total Distributors		78,723

Diversified Consumer Services 0.8%
American Public Education, Inc.*	228	8,165
Archipelago Learning, Inc.*	952	9,701
Ascent Capital Group, Inc. — Series A*	197	8,962
Bridgepoint Education, Inc.*	405	8,776
Cambium Learning Group, Inc.*	2,641	8,715
Capella Education Co.*	264	9,190
Coinstar, Inc.*	194	9,262
Corinthian Colleges, Inc.*	4,638	8,859
Grand Canyon Education, Inc.*	495	8,074
Hillenbrand, Inc.	441	9,310
K12, Inc.*	305	10,690
Lincoln Educational Services Corp.	1,009	9,434
Mac-Gray Corp.	713	9,896
Matthews International Corp. — Class A	253	8,890
National American University Holdings, Inc.	1,047	7,402
Regis Corp.	573	9,374
School Specialty, Inc.*	1,068	8,170
Sotheby’s	240	8,453

See Notes to Financial Statements.

ANNUAL REPORT      95

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Steiner Leisure Ltd.*	202	$9,732
Stewart Enterprises, Inc. — Class A	1,336	8,604
Strayer Education, Inc.	99	8,436
Universal Technical Institute, Inc.	572	8,168

Total Diversified Consumer Services		196,263

Diversified Financial Services 0.3%
California First National Bancorp	357	5,951
Compass Diversified Holdings	719	9,390
Encore Capital Group, Inc.*	242	6,556
Gain Capital Holdings, Inc.	954	6,688
MarketAxess Holdings, Inc.	197	5,758
Marlin Business Services Corp.*	866	10,210
NewStar Financial, Inc.*	558	5,982
PHH Corp.*	547	10,092
PICO Holdings, Inc.*	255	5,824
Portfolio Recovery Associates, Inc.	82	5,752
Primus Guaranty Ltd.*	1,025	5,986

Total Diversified Financial Services		78,189

Diversified Telecommunication Services 2.7%
8x8, Inc.*	9,922	37,307
AboveNet, Inc.	152	9,021
Alaska Communications Systems Group, Inc.	5,984	42,307
Atlantic Tele-Network, Inc.	1,337	50,739
Cbeyond, Inc.*	5,773	47,569
Cincinnati Bell, Inc.*	13,726	44,198
Cogent Communications Group, Inc.*	2,990	47,989
Consolidated Communications Holdings, Inc.	2,299	43,405
General Communication, Inc. — Class A*	5,331	50,378
IDT Corp. — Class B	2,060	23,690
Iridium Communications, Inc.*	6,489	41,270
Neutral Tandem, Inc.*	4,224	44,521
PAETEC Holding Corp.*	7,735	42,388
Premiere Global Services, Inc.*	6,337	57,413
Vonage Holdings Corp.*	15,233	51,031

Total Diversified Telecommunication Services		633,226

Electric Utilities 2.4%
Allete, Inc.	1,150	45,437
Central Vermont Public Service Corp.	1,220	43,151
Cleco Corp.	1,231	45,387
El Paso Electric Co.	1,342	42,984
Empire District Electric Co.(The)*	2,170	43,335
IDACORP, Inc.	1,130	45,629
MGE Energy, Inc.	1,037	45,255
Otter Tail Corp.	2,210	42,896
PNM Resources, Inc.	2,572	46,245
Portland General Electric Co.	1,794	44,025
UIL Holdings Corp.	1,312	44,713
Unisource Energy Corp.	1,163	43,357
Unitil Corp.	1,641	43,765

Total Electric Utilities		576,179

Electrical Equipment 1.4%
A123 Systems, Inc.*	2,231	7,652
Active Power, Inc.*	6,877	6,268
Acuity Brands, Inc.	535	24,771
American Superconductor Corp.*	2,125	9,265
AZZ, Inc.	220	9,825
Belden, Inc.	700	22,596
Brady Corp. — Class A	320	9,830
Broadwind Energy, Inc.*	21,768	8,936
Capstone Turbine Corp.*	23,420	25,528
Coleman Cable, Inc.*	959	9,753
Encore Wire Corp.	922	24,507
EnerSys*	432	9,733
Franklin Electric Co., Inc.	244	11,205
FuelCell Energy, Inc.*	24,568	26,288
Generac Holdings, Inc.*	496	11,339
Global Power Equipment Group, Inc.*	382	10,127
II-VI, Inc.*	444	8,440
LSI Industries, Inc.	3,135	21,099
Powell Industries, Inc.*	282	9,478
Preformed Line Products Co.	180	11,583
Satcon Technology Corp.*	7,322	7,761
Thermon Group Holdings, Inc.*	576	9,147
Valence Technology, Inc.*	8,730	8,372
Vicor Corp.	955	8,738
Woodward, Inc.	306	10,367

Total Electrical Equipment		322,608

Electronic Equipment, Instruments & Components 2.1%
Aeroflex Holding Corp.*	898	9,779
Agilysys, Inc.*	1,063	9,025
Anixter International, Inc.	160	9,390
Badger Meter, Inc.	274	8,971
Benchmark Electronics, Inc.*	613	8,423
Brightpoint, Inc.*	902	9,155
Checkpoint Systems, Inc.*	585	7,751
Cognex Corp.	281	9,523
Coherent, Inc.*	183	9,328
CTS Corp.	954	8,853
Daktronics, Inc.	902	9,110
DDi Corp.	1,111	10,210
DTS, Inc.*	301	8,455
Echelon Corp.*	1,057	7,145
Electro Rent Corp.	642	10,317
Electro Scientific Industries, Inc.*	650	7,988
eMagin Corp.*	2,901	12,242
Fabrinet*	404	5,010
FARO Technologies, Inc.*	267	11,155
FEI Co.*	256	10,179
GSI Group, Inc.*	998	9,750
Identive Group, Inc.*	4,047	9,591
Insight Enterprises, Inc.*	522	8,822
Kemet Corp.*	1,048	9,663
LeCroy Corp.*	958	9,829
Littelfuse, Inc.	218	10,673
Maxwell Technologies, Inc.	447	8,927
Measurement Specialties, Inc.*	331	10,331
Mercury Computer Systems, Inc.*	687	10,030
Methode Electronics, Inc.	1,051	9,764
Microvision, Inc.*	11,509	8,173
MTS Systems Corp.	291	10,671
Multi-Fineline Electronix, Inc.*	401	9,199
NeoPhotonics Corp.*	1,189	6,218
Newport Corp.*	736	10,194
OSI Systems, Inc.*	261	11,562
Park Electrochemical Corp.	368	10,414
PC Connection, Inc.*	1,045	8,726
Plexus Corp.*	340	8,738
Power-One, Inc.*	1,787	8,846
Pulse Electronics Corp.	2,870	10,131
Radisys Corp.*	1,325	7,764
Richardson Electronics Ltd.	590	7,664
Rofin-Sinar Technologies, Inc.*	403	10,478
Rogers Corp.*	190	8,202

See Notes to Financial Statements.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Sanmina-SCI Corp.*	1,134	$9,991
Scansource, Inc.*	274	9,524
SYNNEX Corp.*	333	9,614
TTM Technologies, Inc.*	793	8,858
Universal Display Corp.*	157	7,352
Viasystems Group, Inc.*	473	9,739
Vishay Precision Group, Inc.*	671	9,790
X-Rite, Inc.*	2,408	10,860
Zygo Corp.*	743	11,398

Total Electronic Equipment, Instruments & Components		503,495

Energy Equipment & Services 3.4%
Basic Energy Services, Inc.*	1,660	30,444
Bristow Group, Inc.	207	10,304
Cal Dive International, Inc.*	12,720	28,493
Complete Production Services, Inc.*	1,130	37,064
Dawson Geophysical Co.*	969	28,004
Dril-Quip, Inc.*	430	27,993
Exterran Holdings, Inc.*	2,694	25,593
Global Geophysical Services, Inc.*	2,793	26,645
Global Industries Ltd.*	3,179	25,273
Gulf Island Fabrication, Inc.	1,122	31,248
Gulfmark Offshore, Inc. — Class A*	242	10,065
Helix Energy Solutions Group, Inc.*	1,720	31,063
Hercules Offshore, Inc.*	7,139	27,057
Hornbeck Offshore Services, Inc.*	927	30,443
ION Geophysical Corp.*	4,515	34,404
Key Energy Services, Inc.*	2,427	31,381
Lufkin Industries, Inc.	420	24,818
Matrix Service Co.*	2,752	29,226
Mitcham Industries, Inc.*	2,004	29,218
Natural Gas Services Group, Inc.*	1,963	27,011
Newpark Resources, Inc.*	3,717	33,193
OYO Geospace Corp.*	403	31,668
Parker Drilling Co.*	5,333	29,491
PHI, Inc.*	410	9,049
Pioneer Drilling Co.*	3,102	30,679
Tesco Corp.*	1,948	30,136
Tetra Technologies, Inc.*	2,862	27,189
Vantage Drilling Co.*	18,842	25,625
Willbros Group, Inc.*	5,379	27,379

Total Energy Equipment & Services		790,156

Food & Staples Retailing 2.6%
Andersons, Inc.(The)	1,392	51,393
Casey’s General Stores, Inc.	1,070	53,018
Fresh Market, Inc.(The)*	1,245	49,800
Ingles Markets, Inc. — Class A	3,347	50,540
Nash Finch Co.	1,754	46,165
Pantry, Inc.(The)*	3,765	53,237
Pricesmart, Inc.	123	9,353
Rite Aid Corp.*	45,888	53,230
Ruddick Corp.	1,211	52,933
Spartan Stores, Inc.	3,159	54,082
United Natural Foods, Inc.*	1,269	46,331
Weis Markets, Inc.	1,285	50,822
Winn-Dixie Stores, Inc.*	7,635	48,406

Total Food & Staples Retailing		619,310

Food Products 4.0%
B&G Foods, Inc.	2,794	59,289
Cal-Maine Foods, Inc.	1,594	53,112
Calavo Growers, Inc.	2,372	53,536
Chiquita Brands International, Inc.*	5,269	46,789
Darling International, Inc.*	670	9,393
Diamond Foods, Inc.	599	39,384
Dole Food Co., Inc.*	4,772	50,488
Fresh Del Monte Produce, Inc.	2,074	52,804
Griffin Land & Nurseries, Inc.	220	5,900
Hain Celestial Group, Inc.(The)*	1,583	53,125
J&J Snack Foods Corp.	973	50,178
Lancaster Colony Corp.	801	53,283
Omega Protein Corp.*	5,191	56,219
Pilgrim’s Pride Corp.*	12,686	63,937
Sanderson Farms, Inc.	1,077	53,311
Seneca Foods Corp. — Class A*	2,507	52,772
Smart Balance, Inc.*	8,198	53,697
Snyders-Lance, Inc.	2,326	49,358
Tootsie Roll Industries, Inc.	1,976	48,946
TreeHouse Foods, Inc.*	793	48,643

Total Food Products		954,164

Gas Utilities 1.8%
Chesapeake Utilities Corp.	1,083	45,908
Laclede Group, Inc.(The)	1,101	44,172
New Jersey Resources Corp.	975	45,845
Nicor, Inc.	781	43,931
Northwest Natural Gas Co.	983	45,926
Piedmont Natural Gas Co., Inc.	1,467	47,956
South Jersey Industries, Inc.	848	47,751
Southwest Gas Corp.	1,148	45,323
WGL Holdings, Inc.	1,079	46,192

Total Gas Utilities		413,004

Health Care Equipment & Supplies 2.7%
Abaxis, Inc.*	347	9,737
ABIOMED, Inc.*	739	11,129
Accuray, Inc.*	2,148	8,592
Align Technology, Inc.*	537	12,367
Alimera Sciences, Inc.*	1,094	7,778
Alphatec Holdings, Inc.*	3,507	7,259
Analogic Corp.	177	9,572
Angiodynamics, Inc.*	616	9,493
Antares Pharma, Inc.*	3,596	8,163
Arthrocare Corp.*	292	8,804
AtriCure, Inc.*	801	8,939
Atrion Corp.	42	9,450
Bacterin International Holdings, Inc.*	4,254	14,081
Biolase Technology, Inc.*	2,490	9,064
Cantel Medical Corp.	382	10,543
Cardiovascular Systems, Inc.*	704	5,829
Cerus Corp.*	3,997	10,672
Conceptus, Inc.*	791	9,112
CONMED Corp.*	365	9,589
CryoLife, Inc.*	1,873	8,635
Cyberonics, Inc.*	314	9,043
Cynosure, Inc. — Class A*	833	10,138
Delcath Systems, Inc.*	2,310	8,362
DexCom, Inc.*	669	6,550
DynaVox, Inc. — Class A*	1,877	6,344
Endologix, Inc.*	785	8,549
Exactech, Inc.*	601	9,616
Greatbatch, Inc.*	426	9,513
Haemonetics Corp.*	143	8,716
Hansen Medical, Inc.*	2,513	7,891
HeartWare International, Inc.*	133	9,035
ICU Medical, Inc.*	233	9,159

See Notes to Financial Statements.

ANNUAL REPORT      97

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Insulet Corp.*	532	$8,682
Integra LifeSciences Holdings Corp.*	230	7,374
Invacare Corp.	354	7,947
IRIS International, Inc.*	909	8,236
Kensey Nash Corp.*	341	9,166
MAKO Surgical Corp.*	224	8,613
Masimo Corp.	378	7,817
Medical Action Industries, Inc.*	1,612	8,447
Meridian Bioscience, Inc.	510	9,292
Merit Medical Systems, Inc.*	605	8,119
Natus Medical, Inc.*	845	7,267
Neogen Corp.*	261	10,088
Neoprobe Corp.*	2,772	7,872
NuVasive, Inc.*	419	6,210
NxStage Medical, Inc.*	410	9,426
OraSure Technologies, Inc.*	1,039	9,652
Orthofix International NV*	241	8,461
Palomar Medical Technologies, Inc.*	1,018	8,663
Quidel Corp.*	537	9,591
Rockwell Medical Technologies, Inc.*	974	8,211
RTI Biologics, Inc.*	2,360	10,620
Solta Medical, Inc.*	6,094	13,346
SonoSite, Inc.*	271	8,398
Spectranetics Corp.*	1,128	8,844
Staar Surgical Co.*	1,053	9,477
Stereotaxis, Inc.*	6,318	7,329
STERIS Corp.	291	9,015
SurModics, Inc.*	920	9,697
Symmetry Medical, Inc.*	1,064	9,672
Synergetics USA, Inc.*	1,492	9,981
Synovis Life Technologies, Inc.*	491	8,818
Tornier NV*	381	8,854
Unilife Corp.*	1,954	10,356
Uroplasty, Inc.*	1,606	7,243
Vascular Solutions, Inc.*	710	7,533
Volcano Corp.*	281	7,005
West Pharmaceutical Services, Inc.	230	8,940
Wright Medical Group, Inc.*	469	8,062
Young Innovations, Inc.	298	8,567
Zoll Medical Corp.*	213	8,054

Total Health Care Equipment & Supplies		640,669

Health Care Providers & Services 2.1%
Accretive Health, Inc.*	377	8,976
Air Methods Corp.*	143	11,557
Almost Family, Inc.*	514	9,581
Amedisys, Inc.*	602	7,904
American Dental Partners, Inc.*	872	9,208
AMN Healthcare Services, Inc.*	1,993	9,447
Amsurg Corp.*	382	9,676
Assisted Living Concepts, Inc. — Class A	698	9,919
Bio-Reference Labs, Inc.*	465	9,319
BioScrip, Inc.*	1,479	9,614
Capital Senior Living Corp.*	1,398	10,918
CardioNet, Inc.*	2,677	7,576
Centene Corp.*	276	9,701
Chemed Corp.	152	9,023
Chindex International, Inc.*	950	10,555
CorVel Corp.*	196	10,108
Cross Country Healthcare, Inc.*	2,003	10,015
Emeritus Corp.*	574	10,166
Ensign Group, Inc.(The)	365	8,307
ExamWorks Group, Inc.*	800	8,440
Five Star Quality Care, Inc.*	3,317	8,591
Gentiva Health Services, Inc.*	1,430	5,920
Hanger Orthopedic Group, Inc.*	462	8,025
HealthSouth Corp.*	557	9,837
Healthspring, Inc.*	219	11,813
Healthways, Inc.*	803	5,749
HMS Holdings Corp.*	332	8,114
IPC The Hospitalist Co., Inc.*	218	9,141
Kindred Healthcare, Inc.*	906	10,555
Landauer, Inc.	177	9,071
LHC Group, Inc.*	505	7,923
Magellan Health Services, Inc.*	186	9,573
MedQuist Holdings, Inc.*	958	8,191
Metropolitan Health Networks, Inc.*	1,860	12,127
Molina Healthcare, Inc.*	536	11,352
MWI Veterinary Supply, Inc.*	126	9,513
National Healthcare Corp.	254	9,731
National Research Corp.	251	8,383
Owens & Minor, Inc.	285	8,527
PharMerica Corp.*	603	9,407
Providence Service Corp.(The)*	897	11,213
PSS World Medical, Inc.*	412	9,167
RadNet, Inc.*	3,370	8,661
Select Medical Holdings Corp.*	1,320	11,484
Skilled Healthcare Group, Inc. — Class A*	2,434	9,201
Sun Healthcare Group, Inc.*	2,660	6,969
Sunrise Senior Living, Inc.*	1,656	9,108
Team Health Holdings, Inc.*	476	9,672
Triple-S Management Corp. — Class B*	501	9,519
Universal American Corp.	815	9,373
US Physical Therapy, Inc.	456	8,901
WellCare Health Plans, Inc.*	199	9,753

Total Health Care Providers & Services		484,574

Health Care Technology 0.3%
athenahealth, Inc.*	132	6,984
Computer Programs & Systems, Inc.	118	6,026
Epocrates, Inc.*	918	7,987
HealthStream, Inc.*	680	10,322
MedAssets, Inc.*	823	8,773
Medidata Solutions, Inc.*	492	8,846
Merge Healthcare, Inc.*	1,261	8,323
Omnicell, Inc.*	580	8,671
Quality Systems, Inc.	172	6,693
Transcend Services, Inc.*	357	9,757

Total Health Care Technology		82,382

Hotels, Restaurants & Leisure 2.1%
AFC Enterprises, Inc.	681	9,337
Ambassadors Group, Inc.	1,395	6,919
Ameristar Casinos, Inc.	466	8,621
Benihana, Inc. — Class A*	922	8,888
Biglari Holdings, Inc.	25	8,628
BJ’s Restaurants, Inc.*	171	9,051
Bob Evans Farms, Inc.	272	8,949
Boyd Gaming Corp.*	1,487	9,636
Bravo Brio Restaurant Group, Inc.*	488	9,482
Buffalo Wild Wings, Inc.*	130	8,609
Caribou Coffee Co., Inc.*	627	8,559
Carrols Restaurant Group, Inc.*	908	8,481
CEC Entertainment, Inc.	272	8,601
Cheesecake Factory, Inc.(The)*	300	8,397
Churchill Downs, Inc.	205	9,854
Cracker Barrel Old Country Store, Inc.	199	8,436
Denny’s Corp.*	2,267	8,161

See Notes to Financial Statements.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

DineEquity, Inc.*	194	$9,110
Domino’s Pizza, Inc.	285	9,129
Einstein Noah Restaurant Group, Inc.	589	8,670
Gaylord Entertainment Co.*	401	9,379
International Speedway Corp. — Class A	349	8,327
Interval Leisure Group, Inc.*	618	8,535
Isle of Capri Casinos, Inc.*	1,639	8,916
Jack in the Box, Inc.*	399	8,211
Jamba, Inc.*	5,475	9,308
Krispy Kreme Doughnuts, Inc.*	1,081	7,632
Life Time Fitness, Inc.*	214	9,230
Luby’s, Inc.*	1,970	9,515
Marcus Corp.	785	9,357
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,141	7,645
Monarch Casino & Resort, Inc.*	835	8,592
Morgans Hotel Group Co.*	1,306	8,502
Multimedia Games Holding Co.*	1,970	13,022
O’Charleys, Inc.*	1,307	8,116
Orient-Express Hotels Ltd. — Class A*	1,104	9,417
P.F. Chang’s China Bistro, Inc.	270	8,397
Papa John’s International, Inc.*	260	8,778
Peet’s Coffee & Tea, Inc.*	859	54,735
Pinnacle Entertainment, Inc.*	801	9,067
Red Lion Hotels Corp.*	1,216	8,451
Red Robin Gourmet Burgers, Inc.*	318	7,972
Ruby Tuesday, Inc.*	1,081	9,070
Ruth’s Hospitality Group, Inc*	1,710	8,071
Scientific Games Corp. — Class A*	1,051	9,133
Shuffle Master, Inc.*	925	9,814
Six Flags Entertainment Corp.	260	9,334
Sonic Corp.*	1,074	7,958
Speedway Motorsports, Inc.	688	8,944
Texas Roadhouse, Inc.	591	8,469
Town Sports International Holdings, Inc.*	1,057	9,175
Vail Resorts, Inc.	211	9,402

Total Hotels, Restaurants & Leisure		505,992

Household Durables 0.9%
American Greetings Corp. — Class A	420	6,724
Beazer Homes USA, Inc.*	4,801	10,322
Blyth, Inc.	134	7,481
Cavco Industries, Inc.*	238	10,717
CSS Industries, Inc.	475	10,013
Ethan Allen Interiors, Inc.	576	11,405
Furniture Brands International, Inc.*	3,633	6,939
Helen of Troy Ltd.*	316	9,142
Hovnanian Enterprises, Inc. — Class A*	6,038	8,695
iRobot Corp.*	330	11,174
KB Home	1,391	9,695
La-Z-Boy, Inc.*	1,001	10,170
Libbey, Inc.*	734	9,293
Lifetime Brands, Inc.	843	10,310
M/I Homes, Inc.*	1,247	9,315
MDC Holdings, Inc.	461	10,327
Meritage Homes Corp.*	524	9,301
Ryland Group, Inc.	750	10,125
Sealy Corp.*	4,587	7,110
Skyline Corp.	845	5,712
Standard Pacific Corp.*	3,284	9,983
Universal Electronics, Inc.*	487	9,053
Zagg, Inc.*	823	11,102

Total Household Durables		214,108

Household Products 0.6%
Central Garden and Pet Co. — Class A*	1,126	9,898
Oil-Dri Corp. of America	1,125	22,556
Spectrum Brands Holdings, Inc.*	1,973	50,075
WD-40 Co.	1,221	53,748

Total Household Products		136,277

Independent Power Producers & Energy Traders 0.6%
Atlantic Power Corp.	2,925	39,487
Dynegy, Inc.*	9,082	33,331
Genie Energy Ltd. — Class B*	2,060	17,098
Ormat Technologies, Inc.	2,544	48,311

Total Independent Power Producers & Energy Traders		138,227

Industrial Conglomerates 0.4%
Raven Industries, Inc.	176	10,562
Seaboard Corp.*	26	57,148
Standex International Corp.	288	11,119
Tredegar Corp.	1,308	25,336

Total Industrial Conglomerates		104,165

Insurance 1.3%
Alterra Capital Holdings Ltd.	282	6,114
American Equity Investment Life Holding Co.	603	6,536
American Safety Insurance Holdings Ltd.*	293	5,980
AMERISAFE, Inc.*	287	6,185
Amtrust Financial Services, Inc.	243	6,167
Argo Group International Holdings Ltd.	189	5,706
Baldwin & Lyons, Inc. — Class B	255	5,873
Citizens, Inc.*	817	6,405
CNO Financial Group, Inc.*	965	6,031
Crawford & Co. — Class B	864	6,143
Delphi Financial Group, Inc. — Class A	246	6,514
Donegal Group, Inc. — Class A	435	5,446
eHealth, Inc.*	395	5,866
EMC Insurance Group, Inc.	305	5,929
Employers Holdings, Inc.	444	7,202
Enstar Group Ltd.*	54	4,966
FBL Financial Group, Inc. — Class A	202	6,595
First American Financial Corp.	409	4,908
Flagstone Reinsurance Holdings SA	732	6,215
Fortegra Financial Corp.*	1,071	5,655
Global Indemnity PLC*	319	6,441
Greenlight Capital Re, Ltd. — Class A*	254	5,723
Hallmark Financial Services*	737	5,719
Harleysville Group, Inc.	170	9,989
Hilltop Holdings, Inc.*	740	5,831
Horace Mann Educators Corp.	484	6,510
Independence Holding Co.	704	5,836
Infinity Property & Casualty Corp.	107	6,202
Kansas City Life Insurance Co.	178	5,967
Maiden Holdings Ltd.	710	5,786
Meadowbrook Insurance Group, Inc.	602	6,237
Montpelier Re Holdings Ltd.	308	5,390
National Financial Partners Corp.*	477	6,521
National Interstate Corp.	242	6,437
National Western Life Insurance Co. — Class A	46	6,613
Navigators Group, Inc.(The)*	125	5,702
OneBeacon Insurance Group Ltd. — Class A	408	6,210
Phoenix Cos., Inc.(The)*	4,434	6,607
Platinum Underwriters Holdings Ltd.	174	6,026
Presidential Life Corp.	639	6,339
Primerica, Inc.	258	5,839
ProAssurance Corp.	75	5,741

See Notes to Financial Statements.

ANNUAL REPORT      99

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

RLI Corp.	86	$6,049
Safety Insurance Group, Inc.	142	6,052
SeaBright Holdings, Inc.	793	5,694
Selective Insurance Group, Inc.	412	6,604
State Auto Financial Corp.	427	5,675
Stewart Information Services Corp.	619	6,215
Symetra Financial Corp.	639	5,924
Tower Group, Inc.	240	5,695
United Fire & Casualty Co.	309	5,812
Universal Insurance Holdings, Inc.	1,374	5,798

Total Insurance		317,620

Internet & Catalog Retail 0.6%
1-800-flowers.com, Inc. — Class A*	3,196	9,109
Blue Nile, Inc.*	219	9,884
Geeknet, Inc.*	428	8,333
HSN, Inc.	234	8,347
Nutrisystem, Inc.	692	8,553
Orbitz Worldwide, Inc.*	3,508	6,630
Overstock.com, Inc.*	826	6,856
PetMed Express, Inc.	5,332	53,160
Shutterfly, Inc.*	182	7,584
US Auto Parts Network, Inc.*	1,739	9,738
Valuevision Media, Inc. — Class A*	3,008	9,866

Total Internet & Catalog Retail		138,060

Internet Software & Services 1.9%
Active Network Inc.(The)*	555	7,459
Ancestry.com, Inc.*	319	7,264
comScore, Inc.*	477	10,069
Constant Contact, Inc.*	467	9,452
Cornerstone OnDemand, Inc.*	635	9,150
DealerTrack Holdings, Inc.*	488	10,585
Demand Media, Inc.*	994	6,928
Dice Holdings, Inc.*	1,019	10,373
Digital River, Inc.*	357	6,544
EarthLink, Inc.	1,158	8,118
Envestnet, Inc.*	751	8,742
Infospace, Inc.	955	8,366
Internap Network Services Corp.*	1,618	9,190
IntraLinks Holdings, Inc.*	974	8,464
j2 Global Communications, Inc.	1,470	45,247
Keynote Systems, Inc.	369	8,808
KIT Digital, Inc.*	895	8,055
Limelight Networks, Inc.*	3,190	8,868
Liquidity Services, Inc.*	290	9,442
LivePerson, Inc.*	772	9,719
LogMeIn, Inc.*	242	9,842
LoopNet, Inc.*	521	9,217
Marchex, Inc. — Class B	859	7,637
ModusLink Global Solutions, Inc.	2,255	9,426
Move, Inc.*	4,976	9,156
NIC, Inc.	712	9,833
OpenTable, Inc.*	165	7,237
Openwave Systems, Inc.	5,091	7,891
Perficient, Inc.*	1,055	10,054
QuinStreet, Inc.*	708	8,135
RealNetworks, Inc.	971	9,477
Responsys, Inc.*	736	8,037
RightNow Technologies, Inc.*	253	10,882
Saba Software, Inc.*	1,479	10,264
SciQuest, Inc.*	607	9,008
SPS Commerce, Inc.*	478	9,350
Stamps.com, Inc.	383	12,470
support.com, Inc.*	3,606	7,609
TechTarget, Inc.*	1,406	10,418
Travelzoo, Inc.*	332	10,578
United Online, Inc.	1,468	8,676
ValueClick, Inc.*	479	8,430
Vocus, Inc.*	466	9,497
Web.com Group, Inc.*	1,078	10,413
XO Group, Inc.*	941	8,685
Zix Corp.	2,693	6,679

Total Internet Software & Services		449,744

IT Services 1.2%
Acxiom Corp.*	769	10,143
CACI International, Inc. — Class A*	163	8,947
Cardtronics, Inc.*	233	5,809
Cass Information Systems, Inc.	164	6,427
CIBER, Inc.*	2,440	8,491
Computer Task Group, Inc.*	758	9,680
Convergys Corp.*	924	9,887
CSG Systems International, Inc.*	631	8,985
Dynamics Research Corp.	909	8,763
Echo Global Logistics, Inc.*	691	10,669
Euronet Worldwide, Inc.*	331	6,412
ExlService Holdings, Inc.*	400	10,432
Forrester Research, Inc.	270	9,669
Global Cash Access Holdings, Inc.*	2,043	6,088
Hackett Group, Inc.(The)*	2,408	9,945
Heartland Payment Systems, Inc.	254	5,527
iGate Corp.*	674	9,086
Jack Henry & Associates, Inc.	187	6,061
Lionbridge Technologies, Inc.*	3,190	8,645
Mantech International Corp.	257	9,028
MAXIMUS, Inc.	267	10,771
MoneyGram International, Inc.*	2,263	5,793
NCI, Inc. — Class A*	682	9,309
PRGX Global, Inc.*	1,816	9,697
Sapient Corp.	780	9,641
ServiceSource International, Inc.*	672	8,944
Syntel, Inc.	177	8,655
TeleTech Holdings, Inc.*	586	10,243
TNS, Inc.*	430	8,398
Unisys Corp.*	490	12,735
Virtusa Corp.*	568	9,253
Wright Express Corp.*	133	6,235

Total IT Services		278,368

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	529	10,744
Black Diamond, Inc.*	1,126	9,717
Brunswick Corp.	531	9,377
Callaway Golf Co.	1,475	8,570
Eastman Kodak Co.*	4,511	5,007
Jakks Pacific, Inc.	417	7,910
Johnson Outdoors, Inc. — Class A*	503	9,351
Leapfrog Enterprises, Inc.*	2,349	8,762
Marine Products Corp.*	1,956	10,817
Smith & Wesson Holding Corp.*	3,020	8,939
Steinway Musical Instruments, Inc.	357	8,996
Sturm Ruger & Co., Inc.	261	7,914
Summer Infant, Inc.*	1,173	9,173

Total Leisure Equipment & Products		115,277

See Notes to Financial Statements.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Life Sciences Tools & Services 0.6%
Affymetrix, Inc.*	1,634	$9,134
Albany Molecular Research, Inc.*	2,789	8,953
Caliper Life Sciences, Inc.*	826	8,657
Cambrex Corp.	1,705	9,395
Complete Genomics, Inc.*	1,302	7,421
Enzo Biochem, Inc.*	3,357	9,601
eResearchTechnology, Inc.*	1,742	8,902
Fluidigm Corp.*	587	8,195
Furiex Pharmaceuticals, Inc.*	567	8,051
Harvard Bioscience, Inc.*	1,897	8,650
Luminex Corp.*	393	8,630
Medtox Scientific, Inc.	635	9,296
Pacific Biosciences of California, Inc.*	2,148	8,420
PAREXEL International Corp.*	438	9,649
Sequenom, Inc.*	1,594	7,922

Total Life Sciences Tools & Services		130,876

Machinery 3.1%
3D Systems Corp.*	513	8,346
Accuride Corp.*	1,595	10,080
Actuant Corp. — Class A	467	10,507
Alamo Group, Inc.	440	10,494
Albany International Corp. — Class A	475	10,730
Altra Holdings, Inc.*	737	10,834
American Railcar Industries, Inc.*	599	13,214
Ampco-Pittsburgh Corp.	923	19,374
Astec Industries, Inc.*	296	9,842
Barnes Group, Inc.	436	10,146
Blount International, Inc.*	641	9,955
Briggs & Stratton Corp.	635	9,271
Cascade Corp.	259	11,163
Chart Industries, Inc.*	188	10,624
CIRCOR International, Inc.	296	10,307
CLARCOR, Inc.	472	22,883
Colfax Corp.*	415	10,483
Columbus McKinnon Corp.*	857	12,846
Commercial Vehicle Group, Inc.*	1,342	14,802
Douglas Dynamics, Inc.	679	10,199
Dynamic Materials Corp.	1,259	27,320
Energy Recovery, Inc.*	3,132	9,615
EnPro Industries, Inc.*	297	10,229
ESCO Technologies, Inc.	328	10,027
Federal Signal Corp.*	1,911	9,020
Flow International Corp.*	3,798	9,837
Force Protection, Inc.*	2,322	8,545
FreightCar America, Inc.*	572	10,839
Gorman-Rupp Co.(The)	345	9,270
Graham Corp.	527	12,142
Greenbrier Cos., Inc.*	698	12,990
Hurco Cos., Inc.*	410	10,709
John Bean Technologies Corp.	604	9,749
Kadant, Inc.*	511	11,063
Kaydon Corp.	673	21,173
LB Foster Co. — Class A	860	21,930
Lindsay Corp.	156	9,064
Lydall, Inc.*	992	10,872
Meritor, Inc.*	1,145	10,900
Met-Pro Corp.	1,036	9,334
Middleby Corp.	118	9,945
Miller Industries, Inc.	504	10,302
Mueller Industries, Inc.	478	19,335
Mueller Water Products, Inc. — Series A	8,023	22,063
NACCO Industries, Inc. — Class A	138	11,330
NN, Inc.*	3,558	31,453
PMFG, Inc.*	541	11,063
RBC Bearings, Inc.*	564	22,842
Robbins & Myers, Inc.	241	10,770
Sauer-Danfoss, Inc.*	283	10,958
Sun Hydraulics Corp.	362	10,411
Tecumseh Products Co. — Class A*	1,230	7,823
Tennant Co.	238	9,208
Titan International, Inc.	542	12,195
Trimas Corp.*	592	11,538
Twin Disc, Inc.	309	12,020
Wabash National Corp.*	1,804	12,448
Watts Water Technologies, Inc. — Class A	323	10,171
Xerium Technologies, Inc.*	782	8,102

Total Machinery		734,705

Marine 0.3%
Baltic Trading Ltd.	1,804	10,030
Eagle Bulk Shipping, Inc.*	4,960	7,688
Excel Maritime Carriers Ltd.*	3,914	11,116
Genco Shipping & Trading Ltd.*	1,141	10,269
International Shipholding Corp.	487	9,906
Ultrapetrol Bahamas Ltd.*	3,362	9,985

Total Marine		58,994

Media 1.4%
AH Belo Corp. — Class A	1,906	9,530
Arbitron, Inc.	220	8,741
Belo Corp. — Class A	1,546	9,802
Central European Media Enterprises Ltd. — Class A*	939	10,367
Cinemark Holdings, Inc.	416	8,599
Crown Media Holdings, Inc. — Class A*	5,865	9,267
Cumulus Media, Inc. — Class A*	2,985	8,985
DG Fastchannel, Inc.*	444	8,276
E.W. Scripps Co. — Class A*	1,093	9,116
Entercom Communications Corp. — Class A*	1,484	9,735
Entravision Communications Corp. — Class A*	6,267	10,341
Fisher Communications, Inc.	351	10,193
Global Sources Ltd.*	1,221	8,901
Gray Television, Inc.*	4,639	8,814
Harte-Hanks, Inc.	940	8,253
interCLICK, Inc.*	1,437	10,634
Journal Communications, Inc. — Class A*	2,550	9,843
Knology, Inc.*	585	8,383
LIN TV Corp. — Class A*	3,436	10,720
Lions Gate Entertainment Corp.*	1,224	10,061
Live Nation Entertainment, Inc.*	963	9,043
Martha Stewart Living Omnimedia — Class A	2,307	8,928
McClatchy Co.(The) — Class A*	6,621	10,395
MDC Partners, Inc.	583	9,818
Meredith Corp.	354	9,498
National CineMedia, Inc.	545	6,594
New York Times Co.(The) — Class A*	1,351	10,295
Nexstar Broadcasting Group, Inc. — Class A*	1,244	11,320
Outdoor Channel Holdings, Inc.*	1,284	9,591
ReachLocal, Inc.*	651	6,516
Rentrak Corp.*	594	8,114
Saga Communications, Inc. — Class A*	263	9,862
Scholastic Corp.	292	7,840

See Notes to Financial Statements.

ANNUAL REPORT      101

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Sinclair Broadcast Group, Inc. — Class A	1,065	$10,203
Valassis Communications, Inc.*	396	7,734
World Wrestling Entertainment, Inc. — Class A	873	9,175

Total Media		333,487

Metals & Mining 2.6%
A.M. Castle & Co.*	764	10,459
AMCOL International Corp.	806	24,333
Century Aluminum Co.*	2,036	22,722
Coeur d’Alene Mines Corp.	870	22,246
General Moly, Inc.*	6,480	22,291
Globe Specialty Metals, Inc.	1,335	22,254
Gold Resource Corp.	1,032	23,220
Golden Minerals Co.*	2,390	16,754
Golden Star Resources Ltd.*	10,316	20,529
Haynes International, Inc.	418	24,449
Hecla Mining Co.*	3,444	21,594
Horsehead Holding Corp.*	2,505	21,743
Jaguar Mining, Inc.*	3,858	20,062
Kaiser Aluminum Corp.	416	19,327
Materion Corp.*	840	22,210
Metals USA Holdings Corp.*	2,155	23,468
Midway Gold Corp.*	8,985	18,868
Noranda Aluminum Holding Corp.*	2,264	20,965
Olympic Steel, Inc.	1,129	23,088
Paramount Gold and Silver Corp.*	7,659	20,373
Revett Minerals, Inc.*	4,980	20,966
RTI International Metals, Inc.*	794	20,954
Stillwater Mining Co.*	2,098	23,833
Thompson Creek Metals Co, Inc.*	3,013	21,483
Universal Stainless & Alloy*	803	30,233
US Gold Corp.*	4,358	19,785
Vista Gold Corp.*	5,632	20,331
Worthington Industries, Inc.	1,368	23,639

Total Metals & Mining		602,179

Multi-Utilities 0.8%
Avista Corp.	1,775	45,174
Black Hills Corp.	1,367	46,082
CH Energy Group, Inc.	802	44,278
NorthWestern Corp.	1,341	46,197

Total Multi-Utilities		181,731

Multiline Retail 0.2%
99 Cents Only Stores*	430	9,374
Bon-Ton Stores, Inc.(The)	1,437	7,587
Fred’s, Inc. — Class A	719	8,765
Gordmans Stores, Inc.*	639	8,933
Saks, Inc.*	867	9,164
Tuesday Morning Corp.*	2,167	7,845

Total Multiline Retail		51,668

Oil, Gas & Consumable Fuels 8.4%
Abraxas Petroleum Corp.*	7,981	31,126
Amyris, Inc.*	1,223	25,071
Apco Oil and Gas International, Inc.	315	26,145
Approach Resources, Inc.*	1,345	32,831
ATP Oil & Gas Corp.*	2,503	26,407
Berry Petroleum Co. — Class A	610	21,076
Bill Barrett Corp.*	619	25,750
BPZ Resources, Inc.*	8,271	24,730
Callon Petroleum Co.*	5,842	27,516
Carrizo Oil & Gas, Inc.*	1,052	28,614
Cheniere Energy, Inc.*	4,515	51,742
Clayton Williams Energy, Inc.*	505	32,997
Clean Energy Fuels Corp.*	2,024	23,924
Cloud Peak Energy, Inc.*	1,377	31,602
Comstock Resources, Inc.*	1,405	25,627
Contango Oil & Gas Co.*	435	27,988
Crosstex Energy, Inc.	1,735	22,607
CVR Energy, Inc.*	1,038	25,701
Delek US Holdings, Inc.	2,009	29,090
DHT Holdings, Inc.	4,072	6,515
Endeavour International Corp.*	2,959	27,460
Energy Partners Ltd.*	1,996	28,623
Energy XXI Ltd.*	1,063	31,220
Evolution Petroleum Corp.*	3,554	24,558
Frontline Ltd.	1,657	8,616
FX Energy, Inc.*	5,333	31,571
Gastar Exploration Ltd.*	7,040	26,048
GeoResources, Inc.*	1,217	32,299
GMX Resources, Inc.*	11,339	28,347
Golar LNG Ltd.	753	30,444
Goodrich Petroleum Corp.*	1,790	28,371
Green Plains Renewable Energy, Inc.*	2,658	27,803
Gulfport Energy Corp.*	1,022	31,825
Harvest Natural Resources, Inc.*	2,389	25,491
Houston American Energy Corp.*	1,661	26,011
Hyperdynamics Corp.*	6,128	30,027
James River Coal Co.*	3,336	34,528
Knightsbridge Tankers Ltd.	519	8,761
Kodiak Oil & Gas Corp.*	4,351	30,065
Magnum Hunter Resources Corp.*	5,911	26,599
McMoRan Exploration Co.*	2,260	27,527
Nordic American Tanker Shipping Ltd.	590	8,508
Northern Oil and Gas, Inc.*	1,168	28,231
Oasis Petroleum, Inc.*	1,034	30,338
Overseas Shipholding Group, Inc.	559	6,976
Panhandle Oil and Gas, Inc. — Class A	851	28,355
Patriot Coal Corp.*	2,442	30,672
Penn Virginia Corp.	3,753	22,856
Petroleum Development Corp.*	1,143	29,844
Petroquest Energy, Inc.*	3,886	28,329
Rentech, Inc.*	23,239	37,415
Resolute Energy Corp.*	2,106	27,378
REX American Resources Corp.*	1,507	27,488
Rex Energy Corp.*	1,809	28,003
Rosetta Resources, Inc.*	620	27,491
Scorpio Tankers, Inc.*	1,669	10,665
SemGroup Corp. — Class A*	1,138	31,841
Ship Finance International Ltd.	647	9,259
Solazyme, Inc.*	2,583	26,269
Stone Energy Corp.*	1,256	30,508
Swift Energy Co.*	877	26,854
Targa Resources Corp.	817	27,566
Teekay Tankers Ltd. — Class A	1,634	8,072
Triangle Petroleum Corp.*	6,039	34,060
Ur-Energy, Inc.*	20,421	26,343
Uranerz Energy Corp.*	12,403	28,279
Uranium Energy Corp.*	7,119	23,920
USEC, Inc.*	13,258	27,842
Vaalco Energy, Inc.*	4,711	32,082
Venoco, Inc.*	2,558	24,915
Voyager Oil & Gas, Inc.*	10,849	29,943
W&T Offshore, Inc.	1,576	31,031
Warren Resources, Inc.*	9,146	28,627

See Notes to Financial Statements.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Western Refining, Inc.*	1,787	$28,556
World Fuel Services Corp.	715	28,493

Total Oil, Gas & Consumable Fuels		1,990,262

Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	763	23,073
Clearwater Paper Corp.*	567	18,785
Deltic Timber Corp.	357	24,165
KapStone Paper and Packaging Corp.*	1,344	22,042
Louisiana-Pacific Corp.*	3,426	22,783
Neenah Paper, Inc.	1,320	21,780
PH Glatfelter Co.	1,454	21,810
Schweitzer-Mauduit International, Inc.	331	23,276
Wausau Paper Corp.	3,027	22,702

Total Paper & Forest Products		200,416

Personal Products 0.9%
Elizabeth Arden, Inc.*	257	8,810
Inter Parfums, Inc.	506	9,331
Medifast, Inc.*	2,920	48,005
Nature’s Sunshine Products, Inc.*	3,188	55,344
Nu Skin Enterprises, Inc. — Class A	188	9,499
Prestige Brands Holdings, Inc.*	912	9,649
Revlon, Inc. — Class A*	639	9,412
USANA Health Sciences, Inc.*	1,748	60,481

Total Personal Products		210,531

Pharmaceuticals 1.3%
Aegerion Pharmaceuticals, Inc.*	562	7,357
Akorn, Inc.*	1,022	9,188
Ampio Pharmaceuticals, Inc.*	1,100	7,821
Auxilium Pharmaceuticals, Inc.*	592	9,211
AVANIR Pharmaceuticals, Inc. — Class A*	2,883	8,620
Cadence Pharmaceuticals, Inc.*	1,268	7,392
Columbia Laboratories, Inc.*	4,318	10,924
Corcept Therapeutics, Inc.*	2,883	9,139
Cornerstone Therapeutics, Inc.*	1,220	7,479
Depomed, Inc.*	1,475	6,608
Durect Corp.*	5,337	8,486
Endocyte, Inc.*	774	7,515
Hi-Tech Pharmacal Co., Inc.*	252	8,951
Impax Laboratories, Inc.*	449	8,491
ISTA Pharmaceuticals, Inc.*	2,198	9,100
Jazz Pharmaceuticals, Inc.*	191	7,441
KV Pharmaceutical Co. — Class A*	6,609	7,336
Lannett Co., Inc.*	2,022	8,270
MAP Pharmaceuticals, Inc.*	551	8,144
Medicines Co.(The)*	558	10,446
Medicis Pharmaceutical Corp. — Class A	230	8,807
Nektar Therapeutics*	1,619	8,775
Obagi Medical Products, Inc.*	843	7,958
Optimer Pharmaceuticals, Inc.*	556	7,934
Pacira Pharmaceuticals, Inc.*	838	8,196
Pain Therapeutics, Inc.*	1,606	7,147
Par Pharmaceutical Cos., Inc.*	310	9,486
Pozen, Inc.*	3,396	8,660
Questcor Pharmaceuticals, Inc.*	334	13,564
Sagent Pharmaceuticals, Inc.*	410	10,475
Salix Pharmaceuticals Ltd.*	289	9,900
Santarus, Inc.*	2,846	8,680
Sucampo Pharmaceuticals, Inc. — Class A*	2,407	10,591
Viropharma, Inc.*	463	9,371
Vivus, Inc.*	989	9,326
XenoPort, Inc.*	1,292	7,881

Total Pharmaceuticals		314,670

Professional Services 1.2%
Acacia Research — Acacia Technologies*	206	8,207
Advisory Board Co.(The)*	137	8,391
Barrett Business Services, Inc.	647	10,268
CBIZ, Inc.*	1,360	8,609
CDI Corp.	802	10,530
Corporate Executive Board Co.(The)	290	10,611
CoStar Group, Inc.*	169	10,399
CRA International, Inc.*	420	8,114
Dolan Co.(The)*	943	8,251
Exponent, Inc.*	213	10,262
Franklin Covey Co.*	1,049	10,112
FTI Consulting, Inc.*	241	9,498
GP Strategies Corp.*	838	9,905
Heidrick & Struggles International, Inc.	536	10,602
Hill International, Inc.*	1,781	9,974
Huron Consulting Group, Inc.*	290	10,443
ICF International, Inc.*	457	10,685
Insperity, Inc.	408	10,518
Kelly Services, Inc. — Class A	761	12,442
Kforce, Inc.*	913	11,650
Korn/Ferry International*	679	10,844
Mistras Group, Inc.*	481	10,486
Navigant Consulting, Inc.*	913	10,344
Odyssey Marine Exploration, Inc.*	3,388	9,656
On Assignment, Inc.*	1,231	13,282
Resources Connection, Inc.	909	10,081
RPX Corp.*	416	6,473
TrueBlue, Inc.*	768	10,153
VSE Corp.	349	8,488

Total Professional Services		289,278

Real Estate Investment Trusts (REITs) 2.6%
Acadia Realty Trust	275	5,698
Agree Realty Corp.	241	5,762
Alexander’s, Inc.	17	7,373
American Assets Trust, Inc.	297	6,020
American Campus Communities, Inc.	143	5,567
Anworth Mortgage Asset Corp.	799	5,154
Apollo Commercial Real Estate Finance, Inc.	379	5,310
ARMOUR Residential REIT, Inc.	796	5,691
Ashford Hospitality Trust, Inc.	794	7,067
Associated Estates Realty Corp.	338	5,739
BioMed Realty Trust, Inc.	325	5,886
Campus Crest Communities, Inc.	468	5,349
CapLease, Inc.	1,429	5,587
Capstead Mortgage Corp.	441	5,345
CBL & Associates Properties, Inc.	428	6,583
Cedar Shopping Centers, Inc.	1,658	6,085
Chatham Lodging Trust	536	6,030
Chesapeake Lodging Trust	467	6,977
Cogdell Spencer, Inc.	1,463	5,910
Colonial Properties Trust	290	5,881
Colony Financial, Inc.	401	5,883
Coresite Realty Corp.	363	6,044
Cousins Properties, Inc.	888	5,825
CreXus Investment Corp.	584	5,583
CubeSmart	621	6,092
CYS Investments, Inc.	448	5,681
DCT Industrial Trust, Inc.	1,174	5,823
DiamondRock Hospitality Co.	753	6,815

See Notes to Financial Statements.

ANNUAL REPORT      103

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

DuPont Fabros Technology, Inc.	261	$5,426
Dynex Capital, Inc.	640	5,606
EastGroup Properties, Inc.	134	5,844
Education Realty Trust, Inc.	605	5,596
Entertainment Properties Trust	143	6,406
Equity Lifestyle Properties, Inc.	82	5,423
Equity One, Inc.	321	5,505
Excel Trust, Inc.	536	5,633
Extra Space Storage, Inc.	274	6,173
FelCor Lodging Trust, Inc.*	2,263	6,812
First Industrial Realty Trust, Inc.*	643	6,334
First Potomac Realty Trust	409	5,812
Franklin Street Properties Corp.	461	5,855
Getty Realty Corp.	341	5,436
Gladstone Commercial Corp.	340	5,722
Glimcher Realty Trust	712	6,522
Government Properties Income Trust	252	5,930
Hatteras Financial Corp.	212	5,448
Healthcare Realty Trust, Inc.	308	5,818
Hersha Hospitality Trust	1,542	6,800
Highwoods Properties, Inc.	197	6,103
Home Properties, Inc.	95	5,595
Hudson Pacific Properties, Inc.	453	6,052
Inland Real Estate Corp.	721	5,407
Invesco Mortgage Capital, Inc.	365	5,760
Investors Real Estate Trust	743	5,506
iStar Financial, Inc.*	872	5,921
Kilroy Realty Corp.	167	6,127
Kite Realty Group Trust	1,435	5,927
LaSalle Hotel Properties	275	6,575
Lexington Realty Trust	801	6,296
LTC Properties, Inc.	208	5,899
Medical Properties Trust, Inc.	574	5,797
MFA Financial, Inc.	779	5,258
Mid-America Apartment Communities, Inc.	94	5,866
Mission West Properties, Inc.	702	5,462
Monmouth Real Estate Investment Corp. — Class A	683	5,737
MPG Office Trust, Inc.*	2,263	5,409
National Health Investors, Inc.	124	5,542
National Retail Properties, Inc.	204	5,559
Newcastle Investment Corp.	1,212	5,563
NorthStar Realty Finance Corp.	1,519	6,000
Omega Healthcare Investors, Inc.	312	5,541
One Liberty Properties, Inc.	354	5,756
Parkway Properties, Inc.	474	6,091
Pebblebrook Hotel Trust	350	6,660
Pennsylvania Real Estate Investment Trust	639	6,556
Pennymac Mortgage Investment Trust	335	5,728
Post Properties, Inc.	147	6,039
Potlatch Corp.	171	5,554
PS Business Parks, Inc.	106	5,642
RAIT Financial Trust	1,559	8,107
Ramco-Gershenson Properties Trust	635	6,128
Redwood Trust, Inc.	451	5,241
Resource Capital Corp.	957	5,139
Retail Opportunity Investments Corp.	483	5,506
RLJ Lodging Trust	412	6,106
Sabra Health Care REIT, Inc.	531	5,453
Saul Centers, Inc.	170	6,093
Sovran Self Storage, Inc.	144	6,365
STAG Industrial, Inc.	498	5,348
Starwood Property Trust, Inc.	299	5,618
Strategic Hotels & Resorts, Inc.*	1,142	6,498
Summit Hotel Properties, Inc.	704	5,681
Sun Communities, Inc.	146	5,560
Sunstone Hotel Investors, Inc.*	951	6,609
Tanger Factory Outlet Centers	202	5,688
Terreno Realty Corp.	386	4,806
Two Harbors Investment Corp.	608	5,685
UMH Properties, Inc.	590	5,924
Universal Health Realty Income Trust	161	6,113
Urstadt Biddle Properties, Inc. — Class A	332	5,923
Washington Real Estate Investment Trust	189	5,473
Whitestone REIT — Class B	478	5,593
Winthrop Realty Trust	595	5,385

Total Real Estate Investment Trusts (REITs)		605,831

Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	602	5,719
Consolidated-Tomoka Land Co.	203	6,080
Forestar Group, Inc.*	467	6,071
Kennedy-Wilson Holdings, Inc.	484	6,011
Tejon Ranch Co.*	212	5,510

Total Real Estate Management & Development		29,391

Road & Rail 0.8%
Amerco, Inc.*	126	9,539
Arkansas Best Corp.	504	10,382
Avis Budget Group, Inc.*	758	10,688
Celadon Group, Inc.	952	10,482
Dollar Thrifty Automotive Group, Inc.*	133	8,118
Genesee & Wyoming, Inc. — Class A*	189	11,191
Heartland Express, Inc.	649	8,703
Knight Transportation, Inc.	647	9,834
Marten Transport Ltd.	507	8,979
Old Dominion Freight Line, Inc.*	297	10,861
Patriot Transportation Holding, Inc.*	431	9,913
Quality Distribution, Inc.*	982	11,067
RailAmerica, Inc.*	671	9,173
Roadrunner Transportation Systems, Inc.*	631	10,531
Saia, Inc.*	870	11,614
Swift Transportation Co. — Class A*	1,305	11,615
Universal Truckload Services, Inc.	660	10,243
Werner Enterprises, Inc.	418	9,907
Zipcar, Inc.*	448	9,162

Total Road & Rail		192,002

Semiconductors & Semiconductor Equipment 2.8%
Advanced Analogic Technologies, Inc.*	1,857	8,096
Advanced Energy Industries, Inc.*	988	9,228
Alpha & Omega Semiconductor Ltd.*	1,019	8,611
Amkor Technology, Inc.*	1,653	8,001
Amtech Systems, Inc.*	893	9,126
Anadigics, Inc.*	3,606	9,484
Applied Micro Circuits Corp.*	1,450	9,773
ATMI, Inc.*	482	9,833
Axcelis Technologies, Inc.*	6,855	9,597
AXT, Inc.*	1,535	7,214
Brooks Automation, Inc.	1,018	10,638
Cabot Microelectronics Corp.*	556	21,417
Cavium, Inc.*	275	8,990
Ceva, Inc.*	322	10,005
Cirrus Logic, Inc.*	519	8,636
Cohu, Inc.	784	8,695
Cymer, Inc.*	211	9,168
Diodes, Inc.*	435	9,731
DSP Group, Inc.*	1,367	8,448

See Notes to Financial Statements.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Entegris, Inc.*	1,134	$10,161
Entropic Communications, Inc.*	1,861	10,831
Exar Corp.*	1,373	8,389
Formfactor, Inc.*	1,287	7,696
FSI International, Inc.*	4,254	10,507
GSI Technology, Inc.*	1,613	7,904
GT Advanced Technologies, Inc.*	3,030	24,846
Hittite Microwave Corp.*	164	8,626
Inphi Corp.*	889	9,815
Integrated Device Technology, Inc.*	1,479	8,992
Integrated Silicon Solution, Inc.*	1,032	9,505
IXYS Corp.*	688	9,405
Kopin Corp.*	2,248	9,104
Kulicke & Soffa Industries, Inc.*	987	9,525
Lattice Semiconductor Corp.*	1,459	9,235
LTX-Credence Corp.*	1,477	9,349
MaxLinear, Inc. — Class A*	1,240	7,217
Micrel, Inc.	825	9,091
Microsemi Corp.	479	8,842
Mindspeed Technologies, Inc.*	1,519	8,446
MIPS Technologies, Inc.*	1,448	7,950
MKS Instruments, Inc.	367	9,777
Monolithic Power Systems, Inc.*	746	9,295
MoSys, Inc.*	2,171	8,402
Nanometrics, Inc.*	544	9,183
Netlogic Microsystems, Inc.*	172	8,462
NVE Corp.*	128	7,043
Omnivision Technologies, Inc.*	510	8,318
PDF Solutions, Inc.*	2,049	10,593
Pericom Semiconductor Corp.*	1,083	9,195
Photronics, Inc.*	1,391	8,722
PLX Technology, Inc.*	2,514	8,170
Power Integrations, Inc.	253	9,014
Rambus, Inc.*	579	10,266
RF Micro Devices, Inc.*	1,201	8,815
Rubicon Technology, Inc.*	742	7,732
Rudolph Technologies, Inc.*	1,261	9,294
Semtech Corp.*	357	8,718
Sigma Designs, Inc.*	1,004	8,373
Silicon Image, Inc.*	1,257	8,095
Spansion, Inc. — Class A*	622	6,400
Standard Microsystems Corp.*	410	10,152
STR Holdings, Inc.*	3,063	26,189
Supertex, Inc.*	455	8,399
Tessera Technologies, Inc.*	651	8,964
TriQuint Semiconductor, Inc.*	1,488	7,916
Ultra Clean Holdings*	1,851	10,143
Ultratech, Inc.*	435	9,483
Veeco Instruments, Inc.*	281	7,500
Volterra Semiconductor Corp.*	396	9,385

Total Semiconductors & Semiconductor Equipment		662,125

Software 2.6%
Accelrys, Inc.*	1,342	8,897
ACI Worldwide, Inc.*	291	8,925
Actuate Corp.*	1,429	9,288
Advent Software, Inc.*	245	6,713
American Software, Inc. — Class A	1,126	8,805
Aspen Technology, Inc.*	507	8,791
Blackbaud, Inc.	345	9,670
Bottomline Technologies, Inc.*	404	9,813
BroadSoft, Inc.*	245	8,820
Callidus Software, Inc.*	1,806	10,222
CommVault Systems, Inc.*	208	8,857
Concur Technologies, Inc.*	218	10,141
Convio, Inc.*	976	9,360
Deltek, Inc.*	1,200	8,832
DemandTec, Inc.*	1,342	10,146
Digimarc Corp.*	293	7,838
Ebix, Inc.	535	9,154
Ellie Mae, Inc.*	1,395	7,115
EPIQ Systems, Inc.	640	9,126
ePlus, Inc.*	330	8,963
Fair Isaac Corp.	237	6,482
FalconStor Software, Inc.*	2,650	8,983
Glu Mobile, Inc.*	2,931	8,881
Guidance Software, Inc.*	1,254	7,537
Interactive Intelligence Group*	286	7,937
JDA Software Group, Inc.*	335	10,676
Kenexa Corp.*	460	10,520
Magma Design Automation, Inc.*	1,650	8,712
Manhattan Associates, Inc.*	234	9,910
Mentor Graphics Corp.*	822	9,338
MicroStrategy, Inc. — Class A*	68	8,960
Monotype Imaging Holdings, Inc.*	658	8,929
Motricity, Inc.*	4,253	7,485
Netscout Systems, Inc.*	671	10,998
NetSuite, Inc.*	263	10,005
Opnet Technologies, Inc.	222	9,710
Parametric Technology Corp.*	519	10,811
Pegasystems, Inc.	236	8,918
Progress Software Corp.*	428	9,014
PROS Holdings, Inc.*	623	9,881
QAD, Inc. — Class A*	752	8,693
QLIK Technologies, Inc.*	349	9,971
Quest Software, Inc.*	499	8,777
RealD, Inc.*	672	7,506
RealPage, Inc.*	399	10,514
Rosetta Stone, Inc.*	861	8,550
S1 Corp.*	603	5,867
SeaChange International, Inc.*	1,001	8,448
Smith Micro Software, Inc.*	5,458	6,386
SolarWinds, Inc.*	365	10,534
Sourcefire, Inc.*	289	7,962
SRS Labs, Inc.*	1,152	8,099
SS&C Technologies Holdings, Inc.*	576	9,135
SuccessFactors, Inc.*	346	9,238
Synchronoss Technologies, Inc.*	320	9,619
Take-Two Interactive Software, Inc.*	622	9,815
Taleo Corp. — Class A*	303	9,817
TeleCommunication Systems, Inc. — Class A*	2,433	8,029
TeleNav, Inc.*	906	7,764
THQ, Inc.*	4,635	9,873
TiVo, Inc.*	790	8,556
Tyler Technologies, Inc.*	324	10,229
Ultimate Software Group, Inc.*	165	9,930
VASCO Data Security International, Inc.*	1,565	12,927
Verint Systems, Inc.*	280	8,344
VirnetX Holding Corp.	458	9,870
Wave Systems Corp. — Class A*	3,179	8,297
Websense, Inc.*	452	8,064

Total Software		613,977

Specialty Retail 2.6%
Aeropostale, Inc.*	767	10,477
America’s Car-Mart, Inc.*	273	9,113

See Notes to Financial Statements.

ANNUAL REPORT      105

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

ANN, Inc.*	348	$9,271
Asbury Automotive Group, Inc.*	461	8,598
Ascena Retail Group, Inc.*	290	8,381
Barnes & Noble, Inc.*	622	7,632
Bebe Stores, Inc.	1,151	8,264
Big 5 Sporting Goods Corp.	1,236	9,554
Body Central Corp.*	419	8,799
Brown Shoe Co., Inc.	1,132	10,086
Buckle, Inc.(The)	204	9,090
Build-A-Bear Workshop, Inc.*	1,610	10,545
Cabela’s, Inc.*	372	9,270
Casual Male Retail Group, Inc.*	2,073	8,603
Cato Corp.(The) — Class A	331	8,484
Charming Shoppes, Inc.*	2,737	9,497
Children’s Place Retail Stores, Inc.(The)*	174	8,169
Christopher & Banks Corp.	2,326	7,746
Citi Trends, Inc.*	653	8,091
Coldwater Creek, Inc.*	6,267	6,580
Collective Brands, Inc.*	594	8,678
Conn’s, Inc.*	1,069	9,845
Cost Plus, Inc.*	1,192	9,405
Destination Maternity Corp.	599	9,925
Express, Inc.	381	8,607
Finish Line, Inc.(The) — Class A	377	7,578
Genesco, Inc.*	154	9,077
GNC Holdings, Inc. — Class A*	2,262	55,984
Group 1 Automotive, Inc.	214	9,750
Haverty Furniture Cos., Inc.	770	8,947
hhgregg, Inc.*	822	10,481
Hibbett Sports, Inc.*	225	9,268
HOT Topic, Inc.	1,026	7,757
JOS A Bank Clothiers, Inc.*	161	8,604
Kirkland’s, Inc.*	866	9,734
Lithia Motors, Inc. — Class A	534	10,984
Lumber Liquidators Holdings, Inc.*	512	7,665
MarineMax, Inc.*	1,229	10,004
Men’s Wearhouse, Inc.(The)	289	8,924
Monro Muffler, Inc.	234	8,679
New York & Co., Inc.*	2,512	6,707
Office Depot, Inc.*	3,698	8,468
OfficeMax, Inc.*	1,541	7,890
Pacific Sunwear of California, Inc.*	6,037	7,546
Penske Automotive Group, Inc.	479	9,767
PEP Boys-Manny Moe & Jack	795	9,143
Pier 1 Imports, Inc.*	749	9,370
Rent-A-Center, Inc.	296	10,108
Rue21, Inc.*	321	8,551
Select Comfort Corp.*	519	10,780
Shoe Carnival, Inc.*	332	9,060
Sonic Automotive, Inc. — Class A	691	10,137
Stage Stores, Inc.	567	8,862
Stein Mart, Inc.	1,226	8,889
Syms Corp.	904	7,060
Systemax, Inc.	627	9,487
Talbots, Inc.*	2,944	7,743
Vitamin Shoppe, Inc.*	212	7,995
West Marine, Inc.*	970	8,817
Wet Seal, Inc.(The) — Class A*	1,748	7,324
Winmark Corp.	162	8,040
Zale Corp.*	2,387	8,808
Zumiez, Inc.*	430	9,783

Total Specialty Retail		606,481

Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.*	260	9,903
Cherokee, Inc.	626	8,226
Columbia Sportswear Co.	160	8,598
Crocs, Inc.*	296	5,230
Delta Apparel, Inc.*	511	9,203
G-III Apparel Group Ltd.*	345	9,726
Iconix Brand Group, Inc.*	472	8,472
Jones Group, Inc.(The)	823	9,193
K-Swiss, Inc. — Class A*	1,730	7,785
Kenneth Cole Productions, Inc. — Class A*	744	8,006
Liz Claiborne, Inc.*	1,437	11,510
Maidenform Brands, Inc.*	342	8,406
Movado Group, Inc.	562	9,402
Oxford Industries, Inc.	214	8,453
Perry Ellis International, Inc.*	417	10,467
Quiksilver, Inc.*	2,437	8,164
R.G. Barry Corp.	768	8,533
Skechers U.S.A., Inc. — Class A*	544	7,758
Steven Madden Ltd.	238	8,782
True Religion Apparel, Inc.*	270	9,158
Unifi, Inc.*	2,292	17,763
Vera Bradley, Inc.*	205	9,287
Warnaco Group, Inc.(The)*	165	8,102
Wolverine World Wide, Inc.	224	8,496

Total Textiles, Apparel & Luxury Goods		218,623

Thrifts & Mortgage Finance 1.1%
Astoria Financial Corp.	670	5,561
Bank Mutual Corp.	1,855	6,177
BankFinancial Corp.	810	6,480
Beneficial Mutual Bancorp, Inc.*	724	5,944
Berkshire Hills Bancorp, Inc.	301	6,026
BofI Holding, Inc.*	409	6,258
Brookline Bancorp, Inc.	687	5,743
Charter Financial Corp.	593	5,556
Clifton Savings Bancorp, Inc.	567	5,772
Dime Community Bancshares, Inc.	523	6,234
Doral Financial Corp.*	4,585	5,502
ESB Financial Corp.	465	6,440
ESSA Bancorp, Inc.	489	5,399
Federal Agricultural Mortgage Corp. — Class C	290	5,852
First Defiance Financial Corp.*	409	5,812
First Financial Holdings, Inc.	1,295	9,648
First Pactrust Bancorp, Inc.	499	6,277
Flagstar Bancorp, Inc.*	10,890	8,494
Flushing Financial Corp.	517	6,338
Fox Chase Bancorp, Inc.	434	5,495
Franklin Financial Corp.*	481	5,382
Home Federal Bancorp, Inc.	620	6,231
Kearny Financial Corp.	612	5,955
Meridian Interstate Bancorp, Inc.*	480	6,254
MGIC Investment Corp.*	2,688	7,150
Northwest Bancshares, Inc.	458	5,711
OceanFirst Financial Corp.	472	6,155
Ocwen Financial Corp.*	428	6,206
Oritani Financial Corp.	424	5,495
PMI Group, Inc.(The)*(b)	24,691	7,704
Provident Financial Services, Inc.	471	6,100
Provident New York Bancorp	893	6,206
Radian Group, Inc.	2,383	5,600
Rockville Financial, Inc.	569	5,719
Roma Financial Corp.	659	6,373
Territorial Bancorp, Inc.	275	5,404

See Notes to Financial Statements.

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

TrustCo Bank Corp. NY	1,214	$6,022
United Financial Bancorp, Inc.	368	5,940
ViewPoint Financial Group	475	6,113
Walker & Dunlop, Inc.*	477	6,058
Westfield Financial, Inc.	803	5,709
WSFS Financial Corp.	167	6,638

Total Thrifts & Mortgage Finance		259,133

Tobacco 0.9%
Alliance One International, Inc.*	18,117	48,372
Star Scientific, Inc.*	18,737	54,337
Universal Corp.	1,285	55,024
Vector Group Ltd.	2,785	48,933

Total Tobacco		206,666

Trading Companies & Distributors 1.1%
Aceto Corp.	3,603	22,843
Aircastle Ltd.	897	10,881
Applied Industrial Technologies, Inc.	312	10,489
Beacon Roofing Supply, Inc.*	1,214	22,374
CAI International, Inc.*	787	12,285
DXP Enterprises, Inc.*	451	11,266
Essex Rental Corp.*	3,046	8,681
H&E Equipment Services, Inc.*	1,041	11,420
Houston Wire & Cable Co.	690	8,811
Interline Brands, Inc.*	1,485	22,126
Kaman Corp.	315	10,474
RSC Holdings, Inc.*	1,113	10,863
Rush Enterprises, Inc. — Class A*	573	11,059
SeaCube Container Leasing Ltd.	777	10,800
TAL International Group, Inc.	344	9,574
Textainer Group Holdings Ltd.	413	11,337
Titan Machinery, Inc.*	445	10,382
United Rentals, Inc.*	508	11,892
Watsco, Inc.	356	21,951

Total Trading Companies & Distributors		249,508

Water Utilities 1.1%
American States Water Co.	1,271	44,409
California Water Service Group	2,439	45,292
Connecticut Water Service, Inc.	1,664	44,495
Middlesex Water Co.	2,485	47,091
SJW Corp.	1,894	44,092
York Water Co.	2,580	43,860

Total Water Utilities		269,239

Wireless Telecommunication Services 1.0%
Leap Wireless International, Inc.*	6,146	42,715
NTELOS Holdings Corp.	2,389	45,439
Pendrell Corp.*	19,264	47,775
Shenandoah Telecom Co.	3,765	51,053
USA Mobility, Inc.	3,073	40,164

Total Wireless Telecommunication Services		227,146

Total Common Stocks (Cost $25,015,251)		23,469,421

WARRANTS 0.0%(a)
Oil, Gas & Consumable Fuels 0.0%(a)
Magnum Hunter Resources Corp. EXP 10/14/2013*(b)	385	—

Total Oil, Gas & Consumable Fuels		—

Total Warrants (Cost $0)		—

	Face
	Amount

CORPORATE BONDS 0.0%(a)
Investment Management/Advisory Services 0.0%(a)
GAMCO Investors, Inc. 0.00% 2015(b)	$100	65

Total Investment Management/Advisory Services		65

Total Corporate Bonds (Cost $100)		65

	Shares

SHORT TERM INVESTMENTS 0.5%
SSgA Government Money Market Fund	104,700	104,700

Total Short Term Investments (Cost $104,700)		104,700

Total Investments 100.0%(c) (Cost $25,120,051)		23,574,186

Other Assets in Excess of Liabilities—0.0%(a)		9,688

Net Assets—100.0%		$23,583,874

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Values determined based on Level 2 inputs.

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.

ANNUAL REPORT      107

RYDEX MSCI EAFE EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.1%
Aerospace & Defense 1.0%
BAE Systems PLC	2,993	$13,363
Cobham PLC	4,340	12,609
European Aeronautic Defence and Space Co. NV	472	14,069
Finmeccanica SpA	1,818	12,592
Rolls-Royce Holdings PLC*	1,453	16,476
Rolls-Royce Holdings PLC — Class C*(a)	100,257	162
Safran SA	373	12,315
Singapore Technologies Engineering Ltd.	6,000	13,565
Thales SA	348	12,414

Total Aerospace & Defense		107,565

Air Freight & Logistics 0.6%
Deutsche Post AG	869	13,345
PostNL NV	2,274	11,675
TNT Express NV	1,386	11,934
Toll Holdings Ltd.	2,671	13,801
Yamato Holdings Co., Ltd.	900	15,143

Total Air Freight & Logistics		65,898

Airlines 0.7%
Air France-KLM*	1,392	10,696
All Nippon Airways Co., Ltd.	3,000	9,118
Cathay Pacific Airways Ltd.	6,000	11,050
Deutsche Lufthansa AG	817	11,250
International Consolidated Airlines Group SA*	4,731	12,657
Qantas Airways Ltd.*	7,775	13,297
Ryanair Holdings PLC ADR*	507	14,586

Total Airlines		82,654

Auto Components 1.7%
Aisin Seiki Co., Ltd.	300	9,761
Bridgestone Corp.	600	14,320
Cie Generale des Etablissements Michelin — Class B	188	13,814
Continental AG*	188	14,210
Denso Corp.	300	9,472
GKN PLC	4,094	12,575
NOK Corp.	900	15,709
Nokian Renkaat OYJ	366	13,554
Pirelli & C SpA	1,653	14,756
Stanley Electric Co., Ltd.	900	13,435
Sumitomo Rubber Industries Ltd.	1,200	15,205
Toyoda Gosei Co., Ltd.	600	10,888
Toyota Boshoku Corp.	900	11,115
Toyota Industries Corp.	600	17,336

Total Auto Components		186,150

Automobiles 1.9%
Bayerische Motoren Werke AG	168	13,839
Daimler AG	246	12,696
Fiat SpA	2,177	13,482
Fuji Heavy Industries Ltd.	3,000	19,622
Honda Motor Co., Ltd.	300	9,257
Isuzu Motors Ltd.	3,000	13,081
Mazda Motor Corp.	6,000	13,004
Mitsubishi Motors Corp.*	9,000	12,119
Nissan Motor Co., Ltd.	1,500	14,139
Peugeot SA	448	9,920
Porsche Automobil Holding SE	221	13,065
Renault SA	336	14,268
Suzuki Motor Corp.	600	13,035
Toyota Motor Corp.	300	10,173
Volkswagen AG	85	15,033
Yamaha Motor Co., Ltd.	900	13,135

Total Automobiles		209,868

Beverages 1.3%
Anheuser-Busch InBev NV	251	14,079
Asahi Breweries Ltd.	600	12,458
Carlsberg A/S — Class B	179	12,281
Coca-Cola Amatil Ltd.	1,059	13,820
Coca-Cola West Co., Ltd.	600	10,811
Diageo PLC	704	14,647
Foster’s Group Ltd.*	2,448	13,843
Heineken Holding NV	322	13,938
Heineken NV	269	13,173
Pernod-Ricard SA	146	13,746
SABMiller PLC	412	15,106

Total Beverages		147,902

Biotechnology 0.3%
Actelion Ltd.*	322	12,080
CSL Ltd.	399	12,217
Grifols SA*	651	12,245

Total Biotechnology		36,542

Building Products 0.9%
Assa Abloy AB — Series B	583	14,345
Cie de St-Gobain	269	12,640
Daikin Industries Ltd.	300	9,084
Geberit AG*	68	14,095
JS Group Corp.	600	12,735
Nippon Sheet Glass Co., Ltd.	6,000	13,235
TOTO Ltd.	3,000	25,277

Total Building Products		101,411

Capital Markets 1.7%
3i Group PLC	3,846	12,763
Credit Suisse Group AG*	472	13,876
Daiwa Securities Group, Inc.	3,000	10,734
Deutsche Bank AG	329	13,925
GAM Holding AG*	943	11,425
ICAP PLC	1,894	12,354
Investec PLC	1,901	11,611
Julius Baer Group Ltd.*	334	12,788
Macquarie Group Ltd.	479	12,659
Man Group PLC	3,463	8,379
Mediobanca SpA	1,344	10,798
Nomura Holdings, Inc.	3,000	11,696
Ratos AB	890	12,002
SBI Holdings, Inc.	163	13,943
Schroders PLC	549	12,663
UBS AG*	936	12,049

Total Capital Markets		193,665

Chemicals 4.9%
Air Liquide SA	110	14,384
Akzo Nobel NV	268	14,285
Arkema SA	180	12,411
Asahi Kasei Corp.	3,000	18,083
BASF SE	186	13,799
Daicel Corp.	3,000	17,352
Denki Kagaku Kogyo KK	3,000	11,696
Givaudan SA*	15	13,815
Hitachi Chemical Co., Ltd.	900	16,448
Incitec Pivot Ltd.	3,634	13,494

See Notes to Financial Statements.

RYDEX MSCI EAFE EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Israel Chemicals Ltd.	926	$11,181
Israel Corp., Ltd.(The)	15	11,087
Johnson Matthey PLC	478	14,497
JSR Corp.	600	11,704
K+S AG	187	11,997
Kaneka Corp.	3,000	16,428
Koninklijke DSM NV	268	13,913
Kuraray Co., Ltd.	900	12,835
Lanxess AG	217	12,891
Linde AG	91	14,590
Mitsubishi Chemical Holdings Corp.	1,500	9,311
Mitsubishi Gas Chemical Co., Inc.	3,000	19,968
Mitsui Chemicals, Inc.	3,000	10,119
Nitto Denko Corp.	300	12,927
Novozymes A/S — Series B	89	13,439
Orica Ltd.	541	14,923
Shin-Etsu Chemical Co., Ltd.	300	15,697
Showa Denko KK	6,000	11,157
Sika AG*	6	11,899
Solvay SA	113	11,674
Sumitomo Chemical Co., Ltd.	3,000	11,350
Syngenta AG*	46	14,184
Taiyo Nippon Sanso Corp.	3,000	21,738
Teijin Ltd.	3,000	10,734
Toray Industries, Inc.	3,000	21,699
Tosoh Corp.	3,000	10,003
Ube Industries Ltd.	3,000	9,003
Umicore SA	273	11,848
Wacker Chemie AG	98	9,994
Yara International ASA	254	12,215

Total Chemicals		540,772

Commercial Banks 6.7%
Aozora Bank Ltd.	6,000	15,390
Australia & New Zealand Banking Group Ltd.	632	14,537
Banca Monte dei Paschi di Siena SpA	21,500	10,145
Banco Bilbao Vizcaya Argentaria SA	1,525	13,958
Banco Comercial Portugues SA — Class R	35,788	7,737
Banco de Sabadell SA	3,543	12,898
Banco Espirito Santo SA	3,813	8,350
Banco Popolare SC	7,889	11,884
Banco Popular Espanol SA	2,634	12,238
Banco Santander SA	1,475	12,708
Bank Hapoalim BM	3,226	12,672
Bank Leumi Le-Israel BM	3,525	12,392
Bank of East Asia Ltd.	3,600	13,352
Bank of Yokohama Ltd.(The)	3,000	13,966
Bankia SA*	2,432	12,398
Bankinter SA	2,200	13,655
Barclays PLC	4,858	15,314
Bendigo and Adelaide Bank Ltd.	1,585	15,908
BNP Paribas SA	262	12,005
BOC Hong Kong Holdings Ltd.	4,500	10,883
CaixaBank	2,629	12,996
Chiba Bank Ltd.(The)	3,000	18,660
Commerzbank AG*	4,437	11,034
Commonwealth Bank of Australia	277	14,480
Credit Agricole SA	1,376	10,894
Danske Bank A/S*	912	12,736
Dexia SA*	5,620	4,468
DnB NOR ASA	1,108	13,050
Erste Group Bank AG*	366	7,964
Fukuoka Financial Group, Inc.	3,000	11,811
Hang Seng Bank Ltd.	900	11,730
HSBC Holdings PLC	1,535	13,501
Intesa Sanpaolo SpA	7,986	14,380
Israel Discount Bank Ltd. — Class A	7,741	12,960
KBC Groep NV	478	10,821
Lloyds Banking Group PLC*	25,062	13,145
Mitsubishi UFJ Financial Group, Inc.	3,400	15,043
Mizrahi Tefahot Bank Ltd.	1,381	12,042
Mizuho Financial Group, Inc.	8,900	12,669
National Australia Bank Ltd.	530	14,451
National Bank of Greece SA ADR*	13,337	7,221
Natixis	3,262	10,537
Nordea Bank AB	1,444	13,321
Oversea-Chinese Banking Corp., Ltd.	3,000	20,300
Raiffeisen Bank International AG	314	8,891
Resona Holdings, Inc.	3,400	15,479
Royal Bank of Scotland Group PLC*	33,961	13,282
Shinsei Bank Ltd.	12,000	13,543
Skandinaviska Enskilda Banken AB — Class A	2,252	14,339
Societe Generale	412	12,125
Standard Chartered PLC	591	13,918
Sumitomo Mitsui Financial Group, Inc.	600	17,052
Sumitomo Mitsui Trust Holdings, Inc.	3,000	10,465
Svenska Handelsbanken AB	487	14,152
Swedbank AB	980	13,921
UniCredit SpA	9,872	11,677
Unione di Banche Italiane SCPA	3,622	13,943
Westpac Banking Corp.	638	15,108

Total Commercial Banks		740,499

Commercial Services & Supplies 1.3%
Aggreko PLC	425	11,744
Babcock International Group PLC	1,281	14,567
Brambles Ltd.	1,896	13,316
Edenred	512	14,640
G4S PLC	3,195	12,593
Secom Co., Ltd.	300	14,428
Securitas AB	1,343	12,400
Serco Group PLC	1,599	13,408
Societe BIC SA	143	12,879
Toppan Printing Co., Ltd.	3,000	23,700

Total Commercial Services & Supplies		143,675

Communications Equipment 0.3%
Alcatel-Lucent*	3,599	9,975
Nokia OYJ	2,087	14,176
Telefonaktiebolaget LM Ericsson — Class B	1,189	12,522

Total Communications Equipment		36,673

Computers & Peripherals 0.4%
Fujitsu Ltd.	3,000	16,390
Seiko Epson Corp.	900	12,166
Toshiba Corp.	3,000	13,427

Total Computers & Peripherals		41,983

Construction & Engineering 1.8%
ACS Actividades de Construccion y Servicios SA	308	11,792
Balfour Beatty PLC	3,384	13,759
Bouygues SA	388	14,699
Eiffage SA	283	9,718
Ferrovial SA	1,055	13,538
Fomento de Construcciones y Contratas SA	492	12,888
Hochtief AG	172	12,665
Kajima Corp.	3,000	9,734
Koninklijke Boskalis Westminster NV	405	14,348

See Notes to Financial Statements.

ANNUAL REPORT      109

RYDEX MSCI EAFE EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Leighton Holdings Ltd.	586	$13,578
Obayashi Corp.	3,000	13,889
Shimizu Corp.	3,000	13,004
Skanska AB — Class B	891	14,744
Taisei Corp.	6,000	16,236
Vinci SA	254	12,648

Total Construction & Engineering		197,240

Construction Materials 1.0%
Boral Ltd.	3,234	13,484
CRH PLC ADR	749	13,789
Fletcher Building Ltd.	2,060	11,125
HeidelbergCement AG	322	14,812
Holcim Ltd.*	216	13,891
Imerys SA	207	11,965
James Hardie Industries SE*	2,043	13,504
Lafarge SA	322	13,238

Total Construction Materials		105,808

Consumer Finance 0.2%
Aeon Credit Service Co., Ltd.	900	13,700
Credit Saison Co., Ltd.	600	12,058

Total Consumer Finance		25,758

Containers & Packaging 0.4%
Amcor Ltd.	1,937	14,426
Rexam PLC	2,259	12,620
Toyo Seikan Kaisha Ltd.	900	13,989

Total Containers & Packaging		41,035

Distributors 0.1%
Li & Fung Ltd.	6,000	11,745

Total Distributors		11,745

Diversified Consumer Services 0.1%
Benesse Holdings, Inc.	300	13,158

Total Diversified Consumer Services		13,158

Diversified Financial Services 1.7%
ASX Ltd.	424	13,810
Deutsche Boerse AG*	224	12,497
Exor SpA	569	12,619
Groupe Bruxelles Lambert SA	165	12,851
Hong Kong Exchanges and Clearing Ltd.	600	10,362
Industrivarden AB — Class C	1,078	13,612
ING Groep NV*	1,563	13,647
Investor AB — Series B	674	13,353
Kinnevik Investment AB — Class B	604	12,788
London Stock Exchange Group PLC	898	13,045
Mitsubishi UFJ Lease & Finance Co., Ltd.	330	13,014
ORIX Corp.	150	13,389
Pohjola Bank PLC — Series A	1,159	13,523
Singapore Exchange Ltd.	3,000	16,178

Total Diversified Financial Services		184,688

Diversified Telecommunication Services 2.9%
Belgacom SA	433	13,239
Bezeq The Israeli Telecommunication Corp., Ltd.	5,789	12,387
BT Group PLC	4,902	14,883
Deutsche Telekom AG	1,031	13,221
Elisa OYJ	697	14,845
France Telecom SA	697	12,677
Iliad SA	115	13,567
Inmarsat PLC	1,744	13,208
Koninklijke KPN NV	1,039	13,762
Nippon Telegraph & Telephone Corp.	300	15,505
PCCW Ltd.	30,000	12,131
Portugal Telecom SGPS SA	1,579	11,452
Singapore Telecommunications Ltd.	6,000	15,291
Swisscom AG	34	13,849
TDC A/S	1,682	14,009
Tele2 AB — Class B	629	13,385
Telecom Corp. of New Zealand Ltd.	5,612	11,553
Telecom Italia SpA	10,486	13,156
Telefonica SA	612	13,129
Telekom Austria AG	1,133	13,006
Telenor ASA	794	14,312
TeliaSonera AB	1,941	13,643
Telstra Corp., Ltd.	4,120	13,551
Vivendi SA	539	12,217

Total Diversified Telecommunication Services		321,978

Electric Utilities 2.6%
Acciona SA	140	13,402
Cheung Kong Infrastructure Holdings Ltd.	3,000	16,207
Chubu Electric Power Co., Inc.	600	11,042
Chugoku Electric Power Co., Inc.(The)	900	13,539
CLP Holdings Ltd.	1,500	13,435
E.ON AG	614	14,996
EDF SA	425	12,869
EDP — Energias de Portugal SA	3,968	12,647
Enel SpA	2,740	13,032
Fortum OYJ	486	11,951
Hokkaido Electric Power Co., Inc.	900	11,438
Hokuriku Electric Power Co.	600	9,665
Iberdrola SA	1,812	13,289
Kansai Electric Power Co., Inc.(The)	600	8,934
Kyushu Electric Power Co., Inc.	900	12,027
Power Assets Holdings Ltd.	1,500	11,465
Red Electrica Corp. SA	268	13,074
Shikoku Electric Power Co., Inc.	600	15,443
SSE PLC	660	14,318
Terna Rete Elettrica Nazionale SpA	3,660	14,120
Tohoku Electric Power Co., Inc.	900	10,030
Tokyo Electric Power Co., Inc.(The)*	2,700	9,903
Verbund AG	328	9,623

Total Electric Utilities		286,449

Electrical Equipment 1.7%
ABB Ltd.*	629	12,077
Alstom SA	291	10,999
Bekaert SA	239	10,771
Fuji Electric Co., Ltd.	6,000	17,929
Furukawa Electric Co., Ltd.	3,000	8,580
GS Yuasa Corp.	3,000	16,082
Legrand SA	346	12,386
Mabuchi Motor Co., Ltd.	300	13,389
Nidec Corp.	300	25,008
Prysmian SpA	847	12,936
Schneider Electric SA	180	10,708
Sumitomo Electric Industries Ltd.	900	10,249
Ushio, Inc.	900	13,620
Vestas Wind Systems A/S*	643	10,167

Total Electrical Equipment		184,901

Electronic Equipment, Instruments & Components 1.7%
Citizen Holdings Co., Ltd.	2,700	14,647
FUJIFILM Holdings Corp.	600	15,005

See Notes to Financial Statements.

RYDEX MSCI EAFE EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Hamamatsu Photonics KK	300	$11,657
Hexagon AB — Class B	831	12,929
Hitachi High-Technologies Corp.	600	12,789
Hitachi Ltd.	3,000	16,428
Hoya Corp.	600	13,381
Ibiden Co., Ltd.	600	13,620
Murata Manufacturing Co., Ltd.	300	17,063
Omron Corp.	600	13,158
Shimadzu Corp.	3,000	26,124
TDK Corp.	300	12,581
Yokogawa Electric Corp.	1,500	14,370

Total Electronic Equipment, Instruments & Components		193,752

Energy Equipment & Services 1.6%
Aker Solutions ASA	1,002	11,765
AMEC PLC	913	13,639
Cie Generale de Geophysique — Veritas*	554	12,136
Fugro NV	224	13,350
Petrofac Ltd.	613	14,208
Saipem SpA	307	13,874
SBM Offshore NV	652	14,551
Seadrill Ltd.	412	13,755
Subsea 7 SA*	547	12,012
Technip SA	137	13,131
Tenaris SA	817	13,162
Transocean Ltd.	239	13,723
WorleyParsons Ltd.	467	13,804

Total Energy Equipment & Services		173,110

Food & Staples Retailing 2.5%
Aeon Co., Ltd.	1,200	15,944
Carrefour SA	486	13,036
Casino Guichard Perrachon SA	156	14,779
Colruyt SA	262	10,890
Delhaize Group SA	203	13,404
Distribuidora Internacional de Alimentacion SA*	3,227	14,876
FamilyMart Co., Ltd.	300	11,888
J Sainsbury PLC	2,552	12,320
Jeronimo Martins SGPS SA	696	12,135
Kesko OYJ	344	12,360
Koninklijke Ahold NV	1,137	14,693
Lawson, Inc.	300	17,063
Metcash Ltd.	3,046	13,476
Metro AG	298	14,003
Olam International Ltd.	6,000	12,223
Seven & I Holdings Co., Ltd.	600	16,205
Tesco PLC	2,123	13,767
Wesfarmers Ltd.	425	14,636
WM Morrison Supermarkets PLC	2,950	14,390
Woolworths Ltd.	512	12,934

Total Food & Staples Retailing		275,022

Food Products 1.9%
Aryzta AG	262	12,772
Associated British Foods PLC	864	15,424
Danone	210	14,733
Golden Agri-Resources Ltd.	24,000	12,463
Kerry Group PLC — Class A	485	18,130
MEIJI Holdings Co., Ltd.	300	13,331
Nestle SA	231	13,503
Nisshin Seifun Group, Inc.	1,500	18,718
Nissin Foods Holdings Co., Ltd.	300	11,600
Parmalat SpA	5,741	12,884
Suedzucker AG	382	11,293
Unilever NV	388	13,513
Unilever PLC	396	13,333
Wilmar International Ltd.	3,000	13,110
Yakult Honsha Co., Ltd.	600	17,136

Total Food Products		211,943

Gas Utilities 0.9%
Enagas	638	12,699
Gas Natural SDG SA	780	14,671
Hong Kong & China Gas Co., Ltd.	6,000	13,630
Osaka Gas Co., Ltd.	3,000	11,427
Snam Rete Gas SpA	2,747	13,494
Toho Gas Co., Ltd.	3,000	17,082
Tokyo Gas Co., Ltd.	3,000	12,966

Total Gas Utilities		95,969

Health Care Equipment & Supplies 1.3%
Cie Generale d’Optique Essilor International SA	189	13,814
Cochlear Ltd.	178	11,061
Coloplast A/S — Class B	90	13,252
Getinge AB — Class B	538	14,095
Olympus Corp.	300	4,655
Smith & Nephew PLC	1,307	12,035
Sonova Holding AG*	156	16,750
Straumann Holding AG	67	11,926
Synthes, Inc.	75	12,678
Sysmex Corp.	300	10,015
Terumo Corp.	300	15,505
William Demant Holding A/S*	154	12,384

Total Health Care Equipment & Supplies		148,170

Health Care Providers & Services 1.0%
Celesio AG	794	12,669
Fresenius Medical Care AG & Co. KGaA	209	15,383
Fresenius SE & Co. KGaA	127	12,632
Medipal Holdings Corp.	1,500	14,197
Miraca Holdings, Inc.	300	11,561
Ramsay Health Care Ltd.	772	15,398
Sonic Healthcare Ltd.	1,160	13,587
Suzuken Co., Ltd.	600	14,559

Total Health Care Providers & Services		109,986

Hotels, Restaurants & Leisure 2.3%
Accor SA	374	12,392
Autogrill SpA	1,192	13,933
Carnival PLC	412	15,182
Compass Group PLC	1,534	14,014
Crown Ltd.	1,615	13,828
Echo Entertainment Group Ltd.*	3,137	12,448
Galaxy Entertainment Group Ltd.*	6,000	12,471
Genting Singapore PLC*	9,000	12,475
Intercontinental Hotels Group PLC	786	14,577
Sands China Ltd.*	4,800	14,774
Shangri-La Asia Ltd.	6,000	12,224
SJM Holdings Ltd.	6,000	10,571
Sodexo	200	14,592
TABCORP Holdings Ltd.	4,385	13,678
Tatts Group Ltd.	5,275	12,984
TUI AG*	1,976	13,072
TUI Travel PLC	5,201	14,330

See Notes to Financial Statements.

ANNUAL REPORT      111

RYDEX MSCI EAFE EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Whitbread PLC	554	$14,817
Wynn Macau Ltd.	4,800	13,754

Total Hotels, Restaurants & Leisure		256,116

Household Durables 1.3%
Casio Computer Co., Ltd.	2,100	13,116
Electrolux AB — Series B	817	15,390
Husqvarna AB	2,566	13,155
Panasonic Corp.	1,200	12,450
Rinnai Corp.	300	22,623
Sekisui Chemical Co., Ltd.	3,000	23,892
Sharp Corp.	3,000	28,278
Sony Corp.	600	12,943

Total Household Durables		141,847

Household Products 0.4%
Henkel AG & Co. KGaA	224	13,469
Reckitt Benckiser Group PLC	263	13,576
Unicharm Corp.	300	13,543

Total Household Products		40,588

Independent Power Producers & Energy Traders 0.4%
Electric Power Development Co., Ltd.	600	15,128
Enel Green Power SpA	5,801	13,448
International Power PLC	2,447	13,358

Total Independent Power Producers & Energy Traders		41,934

Industrial Conglomerates 1.2%
Delek Group Ltd.	75	14,948
Fraser and Neave Ltd.	3,000	14,764
Keppel Corp., Ltd.	3,000	22,745
Koninklijke Philips Electronics NV	644	13,559
Orkla ASA	1,609	14,151
SembCorp Industries Ltd.	3,000	10,042
Siemens AG	127	13,502
Smiths Group PLC	845	13,053
Wendel SA	156	11,741

Total Industrial Conglomerates		128,505

Insurance 4.6%
Admiral Group PLC	599	11,399
Aegon NV	3,009	14,584
Ageas	6,630	13,501
AIA Group Ltd.	3,600	11,173
Allianz SE	135	15,292
AMP Ltd.	2,631	11,947
Assicurazioni Generali SpA	742	13,485
Aviva PLC	2,431	13,373
AXA SA	853	14,004
Baloise Holding AG	158	13,037
CNP Assurances	745	11,503
Dai-ichi Life Insurance Co., Ltd.(The)	12	13,958
Delta Lloyd NV	734	13,089
Gjensidige Forsikring ASA	1,195	13,262
Hannover Rueckversicherung AG	284	14,203
Insurance Australia Group Ltd.	4,123	13,779
Legal & General Group PLC	7,698	13,730
Mapfre SA	3,934	14,601
MS&AD Insurance Group Holdings	600	12,027
Muenchener Rueckversicherungs AG	105	14,273
NKSJ Holdings, Inc.	800	16,374
Old Mutual PLC	6,920	12,287
Prudential PLC	1,348	14,088
QBE Insurance Group Ltd.	868	13,583
Resolution Ltd.	3,129	13,889
RSA Insurance Group PLC	7,088	12,779
Sampo OYJ	456	12,702
SCOR SE	535	12,619
Sony Financial Holdings, Inc.	900	15,143
Standard Life PLC	4,346	15,138
Suncorp Group Ltd.	1,667	15,192
Swiss Life Holding AG*	96	11,995
Swiss Re Ltd.*	246	13,625
T&D Holdings, Inc.	1,200	12,127
Tokio Marine Holdings, Inc.	600	14,559
Tryg A/S	247	13,928
Vienna Insurance Group AG	283	11,988
Zurich Financial Services AG*	56	13,106

Total Insurance		511,342

Internet & Catalog Retail 0.1%
Rakuten, Inc.	12	13,250

Total Internet & Catalog Retail		13,250

Internet Software & Services 0.5%
Dena Co., Ltd.	300	13,177
Gree, Inc.	300	9,895
United Internet AG	770	15,321
Yahoo Japan Corp.	46	14,996

Total Internet Software & Services		53,389

IT Services 1.0%
Amadeus IT Holding SA — Series A	759	14,461
Atos Origin SA	268	13,091
Cap Gemini SA	330	12,759
Computershare Ltd.	1,624	13,077
Indra Sistemas SA	695	11,788
Itochu Techno-Solutions Corp.	300	13,120
Nomura Research Institute Ltd.	600	13,758
NTT Data Corp.	1	3,418
Otsuka Corp.	300	21,122

Total IT Services		116,594

Leisure Equipment & Products 0.8%
Namco Bandai Holdings, Inc.	900	13,273
Nikon Corp.	600	13,766
Sankyo Co., Ltd.	300	15,890
Sega Sammy Holdings, Inc.	600	13,304
Shimano, Inc.	300	15,005
Yamaha Corp.	1,200	12,450

Total Leisure Equipment & Products		83,688

Life Sciences Tools & Services 0.2%
Lonza Group AG*	218	14,670
QIAGEN NV*	854	11,995

Total Life Sciences Tools & Services		26,665

Machinery 4.9%
Alfa Laval AB	681	12,859
Amada Co., Ltd.	3,000	20,314
Atlas Copco AB — Class A*	554	12,226
Cosco Corp. Singapore Ltd.	15,000	12,223
Fiat Industrial SpA*	1,437	12,637
GEA Group AG	439	12,225
Hino Motors Ltd.	3,000	18,044
Hitachi Construction Machinery Co., Ltd.	600	11,850
IHI Corp.	6,000	14,005
Invensys PLC	2,893	10,530

See Notes to Financial Statements.

RYDEX MSCI EAFE EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Japan Steel Works Ltd.(The)	3,000	$21,007
JTEKT Corp.	1,200	13,512
Kawasaki Heavy Industries Ltd.	3,000	7,887
Komatsu Ltd.	600	15,205
Kone OYJ — Class B	244	13,593
Kubota Corp.	3,000	25,239
Kurita Water Industries Ltd.	600	16,813
Makita Corp.	300	11,450
MAN SE	150	13,409
Metso OYJ	359	14,091
Minebea Co., Ltd.	3,000	10,965
Mitsubishi Heavy Industries Ltd.	3,000	12,504
Mitsui Engineering & Shipbuilding Co., Ltd.	6,000	9,772
Nabtesco Corp.	600	13,435
NSK Ltd.	3,000	23,277
NTN Corp.	3,000	13,581
Sandvik AB	1,041	14,514
Scania AB — Class B	748	12,725
Schindler Holding AG	121	14,340
SembCorp Marine Ltd.	3,000	10,114
SKF AB	584	13,150
Sulzer AG	105	12,420
Sumitomo Heavy Industries Ltd.	3,000	17,390
THK Co., Ltd.	600	11,942
Vallourec SA	149	9,140
Volvo AB — Class B	1,114	14,067
Wartsila OYJ	485	14,930
Weir Group PLC (The)	458	14,186
Yangzijiang Shipbuilding Holdings Ltd.	15,000	11,325

Total Machinery		542,896

Marine 0.8%
AP Moller — Maersk A/S — Class B	3	20,628
Kawasaki Kisen Kaisha Ltd.*	6,000	12,543
Kuehne + Nagel International AG	91	11,422
Mitsui OSK Lines Ltd.	3,000	11,850
Neptune Orient Lines Ltd.	15,000	13,661
Nippon Yusen KK	3,000	7,733
Orient Overseas International Ltd.	3,000	13,812

Total Marine		91,649

Media 2.9%
Axel Springer AG	298	12,170
British Sky Broadcasting Group PLC	1,242	14,113
Dentsu, Inc.	300	9,234
Eutelsat Communications	299	12,449
Fairfax Media Ltd.	14,749	14,553
ITV PLC	12,601	13,027
JCDecaux SA*	539	14,559
Kabel Deutschland Holding AG*	218	12,546
Lagardere SCA	389	10,564
Mediaset Espana Communicacion SA	1,849	12,379
Mediaset SpA	3,442	12,857
Metropole Television SA	646	11,191
Modern Times Group AB — Class B	261	13,958
Pearson PLC	813	15,025
ProSiebenSat.1 Media AG	688	14,874
Publicis Groupe SA	264	12,901
Reed Elsevier NV	1,098	13,649
Reed Elsevier PLC	1,623	14,002
Sanoma OYJ	869	11,793
SES SA	494	12,747
Singapore Press Holdings Ltd.	3,000	9,347
Societe Television Francaise 1	820	11,171
Toho Co., Ltd.	900	15,674
Wolters Kluwer NV	703	12,556
WPP PLC	1,271	13,253

Total Media		320,592

Metals & Mining 4.7%
Acerinox SA	928	12,452
Alumina Ltd.	6,974	10,951
Anglo American PLC	321	11,883
Antofagasta PLC	698	13,148
ArcelorMittal	622	13,039
BHP Billiton Ltd.	309	12,392
BHP Billiton PLC	368	11,687
BlueScope Steel Ltd.	14,497	12,997
Boliden AB	1,003	14,457
Daido Steel Co., Ltd.	3,000	18,660
Eramet	68	10,812
Eurasian Natural Resources Corp. PLC	1,221	12,968
Fortescue Metals Group Ltd.	2,180	11,217
Fresnillo PLC	405	11,100
Glencore International PLC	2,005	14,175
Iluka Resources Ltd.	756	12,994
JFE Holdings, Inc.	600	11,634
Kazakhmys PLC	764	11,438
Kobe Steel Ltd.	6,000	10,234
Lonmin PLC	629	11,046
Lynas Corp., Ltd.*	6,766	8,650
MacArthur Coal Ltd.	771	13,243
Mitsubishi Materials Corp.	3,000	8,195
Newcrest Mining Ltd.	306	10,882
Nippon Steel Corp.	3,000	8,003
Nisshin Steel Co., Ltd.	6,000	9,695
Norsk Hydro ASA	2,209	11,645
OneSteel Ltd.	8,217	10,723
Outokumpu OYJ	1,324	11,302
OZ Minerals Ltd.	1,001	12,341
Randgold Resources Ltd.	128	14,039
Rautaruukki OYJ	899	9,693
Rio Tinto Ltd.	171	12,556
Rio Tinto PLC	206	11,255
Salzgitter AG	216	12,334
Sims Metal Management Ltd.	827	12,161
SSAB AB — Class A	1,355	13,265
Sumitomo Metal Industries Ltd.	6,000	11,542
ThyssenKrupp AG	404	11,752
Vedanta Resources PLC	598	12,336
Voestalpine AG	351	12,239
Xstrata PLC	787	13,281
Yamato Kogyo Co., Ltd.	600	15,543

Total Metals & Mining		515,959

Multi-Utilities 0.9%
A2A SpA	9,556	13,196
AGL Energy Ltd.	786	12,008
Centrica PLC	2,850	13,649
GDF Suez	405	11,589
National Grid PLC	1,483	14,781
RWE AG	359	15,495
Suez Environnement Co.	778	12,311
Veolia Environnement SA	809	11,594

Total Multi-Utilities		104,623

See Notes to Financial Statements.

ANNUAL REPORT      113

RYDEX MSCI EAFE EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Multiline Retail 1.1%
Harvey Norman Holdings Ltd.	6,121	$14,092
Isetan Mitsukoshi Holdings Ltd.	1,200	12,481
J Front Retailing Co., Ltd.	3,000	13,389
Marks & Spencer Group PLC	2,597	13,494
Marui Group Co., Ltd.	1,800	14,289
Next PLC	352	14,522
PPR	89	14,015
Takashimaya Co., Ltd.	3,000	21,738

Total Multiline Retail		118,020

Office Electronics 0.5%
Brother Industries Ltd.	900	12,004
Canon, Inc.	300	13,851
Konica Minolta Holdings, Inc.	1,500	11,157
Neopost SA	179	13,767

Total Office Electronics		50,779

Oil, Gas & Consumable Fuels 2.8%
BG Group PLC	633	13,860
BP PLC	1,916	14,257
Cairn Energy PLC*	2,538	12,069
Caltex Australia Ltd.	1,100	15,522
Cosmo Oil Co., Ltd.	6,000	15,236
ENI SpA	675	15,054
Essar Energy PLC*	3,151	15,645
Galp Energia SGPS SA — Class B	722	15,086
Inpex Corp.	1	6,746
Japan Petroleum Exploration Co.	300	12,081
JX Holdings, Inc.	2,100	12,496
Neste Oil OYJ	1,221	14,961
OMV AG	368	12,973
Origin Energy Ltd.	835	12,748
Paladin Energy Ltd.*	5,695	9,063
Repsol YPF SA	449	13,715
Royal Dutch Shell PLC — Class A	425	15,133
Santos Ltd.	1,048	14,410
Showa Shell Sekiyu KK	1,500	11,061
Statoil ASA	577	14,868
Total SA	256	13,503
Tullow Oil PLC	787	17,822
Woodside Petroleum Ltd.	343	13,304

Total Oil, Gas & Consumable Fuels		311,613

Paper & Forest Products 0.7%
Holmen AB	487	13,918
Nippon Paper Group, Inc.	600	13,889
OJI Paper Co., Ltd.	3,000	15,005
Stora Enso OYJ — Series R	1,878	12,044
Svenska Cellulosa AB — Class B	950	14,002
UPM-Kymmene OYJ	1,062	12,561

Total Paper & Forest Products		81,419

Personal Products 0.5%
Beiersdorf AG	221	12,880
Kao Corp.	600	15,936
L’Oreal SA	120	13,358
Shiseido Co., Ltd.	600	11,135

Total Personal Products		53,309

Pharmaceuticals 3.1%
Astellas Pharma, Inc.	300	11,107
AstraZeneca PLC	281	13,543
Bayer AG	210	13,560
Chugai Pharmaceutical Co., Ltd.	900	14,278
Daiichi Sankyo Co., Ltd.	600	11,819
Dainippon Sumitomo Pharma Co., Ltd.	1,200	13,312
Eisai Co., Ltd.	300	12,004
Elan Corp. PLC ADR*	1,279	15,335
GlaxoSmithKline PLC	695	15,705
Hisamitsu Pharmaceutical Co., Inc.	300	12,158
Merck KGaA	150	14,143
Mitsubishi Tanabe Pharma Corp.	900	15,778
Novartis AG	230	13,103
Novo Nordisk A/S	128	13,797
Ono Pharmaceutical Co., Ltd.	300	15,813
Orion OYJ — Class B	571	12,002
Otsuka Holdings Co., Ltd.	600	15,559
Roche Holding AG	74	12,297
Sanofi SA	190	13,770
Santen Pharmaceutical Co., Ltd.	300	11,273
Shionogi & Co., Ltd.	900	12,408
Shire PLC	410	12,911
Takeda Pharmaceutical Co., Ltd.	300	13,620
Teva Pharmaceutical Industries Ltd. ADR	321	13,113
Tsumura & Co.	300	8,507
UCB SA	314	13,971

Total Pharmaceuticals		344,886

Professional Services 0.9%
Adecco SA*	300	14,611
Bureau Veritas SA	184	14,428
Capita Group PLC (The)	1,265	14,834
Experian PLC	1,138	14,888
Intertek Group PLC	463	15,358
Randstad Holding NV	396	14,236
SGS SA	6	10,404

Total Professional Services		98,759

Real Estate Investment Trusts (REITs) 2.6%
Ascendas Real Estate Investment Trust	9,000	14,740
British Land Co. PLC	1,519	12,517
Capital Shopping Centres Group PLC	2,418	12,852
CapitaMall Trust	9,000	13,482
CFS Retail Property Trust	6,903	13,329
Corio NV	216	11,117
Dexus Property Group	14,498	13,074
Fonciere Des Regions	157	11,694
Gecina SA	120	11,981
Goodman Group	18,288	12,127
GPT Group	3,914	13,081
Hammerson PLC	1,859	12,215
ICADE	126	11,427
Japan Retail Fund Investment Corp.	7	10,961
Klepierre	390	12,302
Land Securities Group PLC	1,071	11,824
Link REIT (The)	4,500	15,560
Mirvac Group	10,399	13,846
Segro PLC	3,159	12,431
Stockland	3,782	12,680
Unibail-Rodamco SE	67	13,504
Westfield Group	1,496	12,221
Westfield Retail Trust	4,759	12,875

Total Real Estate Investment Trusts (REITs)		291,840

Real Estate Management & Development 2.2%
Aeon Mall Co., Ltd.	600	14,158
CapitaLand Ltd.	6,000	13,086

See Notes to Financial Statements.

RYDEX MSCI EAFE EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

CapitaMalls Asia Ltd.	12,000	$13,086
City Developments Ltd.	3,000	26,149
Global Logistic Properties Ltd.*	9,000	12,655
Hang Lung Properties Ltd.	3,000	11,088
Henderson Land Development Co., Ltd.	3,000	16,632
Hysan Development Co., Ltd.	3,000	10,605
IMMOFINANZ AG*	3,749	12,482
Keppel Land Ltd.	6,000	13,422
Kerry Properties Ltd.	3,000	11,146
Lend Lease Group	1,599	13,232
New World Development Co., Ltd.	9,000	9,655
Nomura Real Estate Holdings, Inc.	900	14,889
Sino Land Co., Ltd.	6,000	9,628
Swire Pacific Ltd. — Class A	1,500	17,492
Tokyu Land Corp.	3,000	12,889
Wharf Holdings Ltd.	3,000	16,227

Total Real Estate Management & Development		248,521

Road & Rail 2.3%
Asciano Ltd.	8,028	13,117
Central Japan Railway Co.	3	25,777
DSV A/S	660	13,448
East Japan Railway Co.	300	18,333
Keikyu Corp.	3,000	27,163
Keio Corp.	3,000	20,776
Keisei Electric Railway Co., Ltd.	3,000	20,430
Kintetsu Corp.	3,000	10,619
MTR Corp.	4,500	14,662
Nippon Express Co., Ltd.	3,000	11,811
Odakyu Electric Railway Co., Ltd.	3,000	28,355
QR National Ltd.	3,690	12,958
Tobu Railway Co., Ltd.	3,000	14,466
Tokyu Corp.	3,000	14,620
West Japan Railway Co.	300	12,812

Total Road & Rail		259,347

Semiconductors & Semiconductor Equipment 1.3%
Advantest Corp.	900	10,769
ARM Holdings PLC	1,582	14,925
ASM Pacific Technology Ltd.	1,200	13,345
ASML Holding NV	387	16,339
Elpida Memory, Inc.*	1,800	11,519
Infineon Technologies AG	1,556	14,170
Renewable Energy Corp. ASA*	6,975	6,843
Rohm Co., Ltd.	300	15,543
STMicroelectronics NV	2,013	14,039
Sumco Corp.	1,200	12,419
Tokyo Electron Ltd.	300	16,390

Total Semiconductors & Semiconductor Equipment		146,301

Software 0.9%
Dassault Systemes SA	180	15,307
Konami Corp.	300	9,972
NICE Systems Ltd. ADR*	416	14,876
Oracle Corp. Japan	300	10,484
Sage Group PLC (The)	3,060	13,736
SAP AG	238	14,482
Square Enix Holdings Co., Ltd.	600	11,619
Trend Micro, Inc.	300	10,931

Total Software		101,407

Specialty Retail 0.9%
ABC-Mart, Inc.	300	11,908
Esprit Holdings Ltd.*	5,000	7,341
Hennes & Mauritz AB	425	14,190
Inditex SA	162	14,859
Kingfisher PLC	3,472	14,509
Nitori Holdings Co., Ltd.	150	14,466
USS Co., Ltd.	150	12,523
Yamada Denki Co., Ltd.	180	13,112

Total Specialty Retail		102,908

Textiles, Apparel & Luxury Goods 1.1%
Adidas AG	199	14,200
Asics Corp.	900	12,165
Burberry Group PLC	606	13,117
Christian Dior SA	101	14,412
Cie Financiere Richemont SA — Class A	229	13,215
Luxottica Group SpA	475	14,145
LVMH Moet Hennessy Louis Vuitton SA	89	14,928
Pandora A/S	1,467	14,272
Swatch Group AG (The)	30	12,802

Total Textiles, Apparel & Luxury Goods		123,256

Tobacco 0.4%
British American Tobacco PLC	295	13,640
Imperial Tobacco Group PLC	417	15,306
Japan Tobacco, Inc.	1	5,072
Swedish Match AB	358	12,490

Total Tobacco		46,508

Trading Companies & Distributors 1.3%
Brenntag AG	124	12,626
Bunzl PLC	1,034	13,452
ITOCHU Corp.	1,200	12,112
Marubeni Corp.	3,000	17,852
Mitsubishi Corp.	600	12,627
Mitsui & Co., Ltd.	900	13,447
Noble Group Ltd.	9,000	11,181
Sojitz Corp.	7,200	12,465
Sumitomo Corp.	900	11,392
Toyota Tsusho Corp.	900	14,543
Wolseley PLC	523	15,178

Total Trading Companies & Distributors		146,875

Transportation Infrastructure 1.1%
Abertis Infraestructuras SA	854	14,216
Aeroports de Paris	154	12,246
Atlantia SpA	831	12,808
Fraport AG Frankfurt Airport Services Worldwide	195	12,442
Groupe Eurotunnel SA	1,467	13,394
Hutchison Port Holdings Trust	21,000	14,070
Koninklijke Vopak NV	269	14,033
MAp Group*	3,936	14,240
Transurban Group	2,562	14,216

Total Transportation Infrastructure		121,665

Water Utilities 0.3%
Severn Trent PLC	601	14,706
United Utilities Group PLC	1,454	14,234

Total Water Utilities		28,940

Wireless Telecommunication Services 1.0%
Cellcom Israel Ltd.	582	12,827
KDDI Corp.	1	7,425

See Notes to Financial Statements.

ANNUAL REPORT      115

RYDEX MSCI EAFE EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Millicom International Cellular SA	132	$14,668
Mobistar SA	212	12,202
NTT DoCoMo, Inc.	6	10,719
Partner Communications Co., Ltd. ADR*	1,174	13,947
Softbank Corp.	300	9,957
StarHub Ltd.	6,000	13,518
Vodafone Group PLC	5,370	14,982

Total Wireless Telecommunication Services		110,245

Total Common Stocks (Cost $12,814,280)		10,992,204

RIGHTS 0.0%(a)(b)
Real Estate Management & Development 0.0%(b)
New World Development Ltd., expires 11/22/11*	4,500	1,536

Total Real Estate Management & Development		1,536

Total Rights (Cost $0)		1,536

SHORT TERM INVESTMENTS 0.3%
SSgA Government Money Market Fund	27,812	27,812

Total Short Term Investments (Cost $27,812)		27,812

Total Investments 99.4%(c) (Cost $12,842,092)		11,021,552

Other Assets in Excess of Liabilities—0.6%		71,274

Net Assets—100.0%		$11,092,826

*	Non-Income Producing Security.

(a)	Values determined based on Level 2 inputs.

(b)	Amount represents less than 0.05% of net assets.

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust
INVESTMENT CONCENTRATION
At October 31, 2011, the investment diversification of the Fund was as follows:

% of Total
Country	Investments

Japan	31.14%
Britain	11.53%
Australia	8.15%
France	8.02%
Germany	5.60%
Sweden	3.81%
Switzerland	3.44%
Spain	3.24%
Italy	3.10%
Netherlands	2.98%
Singapore	2.74%
Hong Kong	2.51%
Finland	2.00%
Israel	1.40%
Belgium	1.39%
Denmark	1.36%
Norway	1.02%
Austria	0.81%
Bermuda	0.78%
Jersey	0.77%
Ireland	0.68%
Portugal	0.61%
Luxembourg	0.60%
Cayman Islands	0.38%
United States	0.37%
Swaziland	0.36%
Slovenia	0.25%
Georgia	0.22%
New Zealand	0.21%
Guernsey	0.13%
Isle Of Man	0.11%
Mauritius	0.11%
Niger Republic	0.11%
Greece	0.07%

Total Investments	100.00%

See Notes to Financial Statements.

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 84.7%
Aerospace & Defense 0.2%
Embraer SA ADR	1,130	$31,437

Total Aerospace & Defense		31,437

Air Freight & Logistics 0.2%
Hyundai Glovis Co., Ltd.	160	30,319

Total Air Freight & Logistics		30,319

Airlines 1.8%
Air China Ltd. — Class H	30,000	23,722
AirAsia BHD	25,700	32,669
China Airlines Ltd.	54,000	27,525
China Southern Airlines Co., Ltd. — Class H*	40,000	22,820
Eva Airways Corp.	44,000	32,281
Gol Linhas Aereas Inteligentes SA ADR	3,730	29,915
Korean Air Lines Co., Ltd.	535	24,138
Lan Airlines SA ADR	1,054	26,424
TAM SA ADR	1,389	27,905
Thai Airways International PCL	34,070	21,495
Turk Hava Yollari	20,550	29,842

Total Airlines		298,736

Auto Components 1.0%
Cheng Shin Rubber Industry Co. Ltd.	10,000	23,097
Hankook Tire Co., Ltd.	750	30,319
Hyundai Mobis	90	26,232
Hyundai Wia Corp.*	235	30,960
Mando Corp.	170	29,683
Nan Kang Rubber Tire Co., Ltd.	15,000	26,172

Total Auto Components		166,463

Automobiles 2.2%
Astra International Tbk PT	2,500	19,486
AviChina Industry & Technology Co., Ltd. — Class H	60,000	26,735
Brilliance China Automotive Holdings Ltd.*	30,000	32,878
Byd Co., Ltd. — Class H*	15,000	36,896
China Motor Corp.	25,000	24,275
Dongfeng Motor Group Co., Ltd. — Class H	20,000	33,278
Geely Automobile Holdings Ltd.	100,000	26,143
Great Wall Motor Co., Ltd. — Class H	20,000	27,714
Guangzhou Automobile Group Co., Ltd. — Class H	30,000	30,406
Hyundai Motor Co.	135	27,653
Kia Motors Corp.	445	29,032
Tata Motors Ltd. ADR	1,730	34,686
Yulon Motor Co., Ltd.	15,000	32,038

Total Automobiles		381,220

Beverages 1.0%
Arca Continental SAB de CV	5,800	27,836
Coca-Cola Femsa SAB de CV ADR	290	25,970
Fomento Economico Mexicano SAB de CV ADR	420	28,161
Grupo Modelo SAB de CV — Series C	4,967	31,868
Tsingtao Brewery Co., Ltd. — Class H	10,000	51,449

Total Beverages		165,284

Building Products 0.3%
KCC Corp.	105	25,819
Taiwan Glass Industrial Corp.	25,000	31,168

Total Building Products		56,987

Capital Markets 1.4%
Daewoo Securities Co., Ltd.	1,850	18,196
Hyundai Securities Co.	2,750	24,145
Investec Ltd.	3,792	23,406
KGI Securities Co., Ltd.	61,188	26,076
Korea Investment Holdings Co., Ltd.	790	26,697
Mirae Asset Securities Co., Ltd.	740	23,972
Samsung Securities Co., Ltd.	490	25,866
Woori Investment & Securities Co., Ltd.	1,950	21,907
Yuanta Financial Holding Co., Ltd.*	71,027	40,953

Total Capital Markets		231,218

Chemicals 4.1%
Braskem SA ADR	1,250	22,550
Cheil Industries, Inc.	320	28,760
China BlueChemical Ltd. — Class H	40,000	31,732
China Petrochemical Development Corp.	20,500	24,119
Dongyue Group	34,570	27,469
Formosa Chemicals & Fibre Corp.	10,000	29,247
Formosa Plastics Corp.	10,000	29,748
Hanwha Chem Corp.	840	22,361
Hanwha Corp.	750	26,800
Honam Petrochemical Corp.	90	25,014
Huabao International Holdings Ltd.	35,000	22,537
Hyosung Corp.	420	24,597
Korea Kumho Petrochemical Co., Ltd.	170	29,376
KP Chemical Corp.	1,530	22,090
LCY Chemical Corp.	15,000	25,670
LG Chem Ltd.	80	26,277
Mexichem SAB de CV	7,890	27,477
Nan Ya Plastics Corp.	10,000	22,695
OCI Co., Ltd.	90	18,923
Petronas Chemicals Group BHD	13,000	27,331
PTT Global Chemical PCL*	23,912	50,934
Sinopec Shanghai Petrochemical Co., Ltd. — Class H	70,000	26,143
Sociedad Quimica y Minera de Chile SA ADR	450	26,325
Taiwan Fertilizer Co., Ltd.	10,000	26,138
TSRC Corp.	11,000	29,009
Uralkali OJSC GDR	600	26,040

Total Chemicals		699,362

Commercial Banks 10.6%
ABSA Group Ltd.	1,555	28,121
Agricultural Bank of China Ltd. — Class H	59,000	26,974
Akbank TAS	6,941	25,435
Alliance Financial Group BHD	24,700	28,339
Asya Katilim Bankasi AS	25,580	27,569
Axis Bank Ltd. GDR	1,220	28,780
Banco Santander Brasil SA ADR	2,748	25,007
Banco Santander Chile ADR	345	28,180
BanColombia SA ADR	475	29,630
Bangkok Bank PCL	5,430	27,724
Bank Central Asia Tbk PT	30,000	27,450
Bank Mandiri Tbk PT	37,500	30,288
Bank Negara Indonesia Persero Tbk PT	59,500	27,053
Bank of Ayudhya PCL	33,500	22,224
Bank of China Ltd. — Class H	69,000	25,059
Bank of Communications Co., Ltd. — Class H*	40,000	28,023
Bank Pekao SA	578	27,363
Bank Rakyat Indonesia Persero Tbk PT	40,000	30,500
BRE Bank SA*	320	28,108
BS Financial Group, Inc.*	2,200	24,716
Chang Hwa Commercial Bank	38,150	24,993

See Notes to Financial Statements.

ANNUAL REPORT      117

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

China Citic Bank Corp., Ltd. — Class H	54,000	$29,556
China Construction Bank Corp. — Class H*	40,000	29,929
China Development Financial Holding Corp.	80,789	25,977
China Merchants Bank Co., Ltd. — Class H	12,500	25,757
China Minsheng Banking Corp., Ltd. — Class H	32,500	26,829
Chinatrust Financial Holding Co., Ltd.	37,518	25,018
Chongqing Rural Commercial Bank Co., Ltd. — Class H*	59,000	26,594
CIMB Group Holdings BHD	11,500	28,375
Credicorp Ltd.	295	32,090
DGB Financial Group, Inc.*	1,950	24,547
E.Sun Financial Holding Co., Ltd.	48,150	24,221
First Financial Holding Co., Ltd.	37,100	24,987
Getin Holding SA*	8,903	24,406
Grupo Financiero Banorte SAB de CV — Class O	7,650	26,438
Grupo Financiero Inbursa SA — Class O	15,170	32,820
Hana Financial Group, Inc.	850	30,949
Hua Nan Financial Holdings Co., Ltd.	42,400	27,990
Industrial & Commercial Bank of China — Class H	40,000	25,447
Industrial Bank of Korea	1,800	24,120
Kasikornbank PCL	7,500	30,610
KB Financial Group, Inc. ADR	649	25,343
Komercni Banka AS	130	25,313
Korea Exchange Bank*	3,600	26,995
Krung Thai Bank PCL	49,000	24,221
Malayan Banking BHD	10,500	28,611
Mega Financial Holding Co., Ltd.	35,700	27,863
Metropolitan Bank & Trust	16,690	27,970
Nedbank Group Ltd.	1,464	26,141
OTP Bank PLC	1,280	20,784
Powszechna Kasa Oszczednosci Bank Polski SA	2,310	26,822
Public Bank BHD	6,400	26,493
RHB Capital BHD	10,000	25,098
Shinhan Financial Group Co., Ltd. ADR	345	27,462
Siam Commercial Bank PCL	8,000	30,569
SinoPac Financial Holdings Co., Ltd.	73,010	23,915
Standard Bank Group Ltd.	2,098	25,984
Taishin Financial Holding Co., Ltd.	58,850	25,375
Taiwan Business Bank	83,600	27,747
Taiwan Cooperative Bank	42,400	28,132
Turkiye Garanti Bankasi AS	7,205	25,503
Turkiye Halk Bankasi AS	4,423	27,347
Turkiye Is Bankasi	10,163	23,809
Turkiye Vakiflar Bankasi Tao	15,841	27,137
VTB Bank OJSC GDR	4,987	23,997
Woori Finance Holdings Co., Ltd.*	2,500	24,477
Yapi ve Kredi Bankasi AS*	14,440	27,194

Total Commercial Banks		1,798,498

Communications Equipment 0.2%
ZTE Corp. — Class H	10,800	31,225

Total Communications Equipment		31,225

Computers & Peripherals 1.8%
Acer, Inc.	25,000	28,996
Asustek Computer, Inc.	5,100	35,883
Catcher Technology Co., Ltd.	5,000	28,411
Compal Electronics, Inc.	30,000	27,876
Foxconn Technology Co., Ltd.	8,250	29,230
Lenovo Group Ltd.	40,000	27,354
Pegatron Corp.	30,000	32,890
Quanta Computer, Inc.	15,000	30,032
Simplo Technology Co., Ltd.	5,500	32,907
Wistron Corp.	24,749	29,118

Total Computers & Peripherals		302,697

Construction & Engineering 2.8%
Aveng Ltd.	6,011	28,241
China Communications Construction Co., Ltd. — Class H	44,000	33,829
China Railway Construction Corp., Ltd. — Class H	54,500	32,988
China Railway Group Ltd. — Class H	94,000	31,838
China State Construction International Holdings Ltd.	40,000	31,475
Daelim Industrial Co., Ltd.	270	23,877
Daewoo Engineering & Construction Co., Ltd.*	2,810	26,244
Doosan Heavy Industries and Construction Co., Ltd.	575	31,132
Gamuda BHD	28,200	31,252
GS Engineering & Construction Corp.	295	26,194
Hyundai Development Co.	1,200	25,284
Hyundai Engineering & Construction Co., Ltd.	405	26,276
IJM Corp. BHD	15,000	27,868
Larsen & Toubro Ltd. GDR	820	22,812
Malaysia Marine and Heavy Engineering Holdings BHD	12,800	26,284
Orascom Construction Industries GDR	699	28,659
Samsung Engineering Co., Ltd.	135	28,018

Total Construction & Engineering		482,271

Construction Materials 1.7%
Anhui Conch Cement Co., Ltd. — Class H	7,500	27,914
Asia Cement Corp.	20,500	25,010
BBMG Corp. — Class H	27,000	24,097
Cemex SAB de CV ADR	5,400	23,598
China National Building Material Co., Ltd. — Class H	20,000	26,375
China Resources Cement Holdings Ltd.	30,000	24,340
China Shanshui Cement Group Ltd.	30,000	23,567
Indocement Tunggal Prakarsa Tbk PT	15,000	27,704
Semen Gresik Persero Tbk PT	27,500	29,511
Siam Cement PCL	2,500	30,163
Taiwan Cement Corp.	20,000	25,302

Total Construction Materials		287,581

Consumer Finance 0.1%
Samsung Card Co.	630	23,848

Total Consumer Finance		23,848

Distributors 0.2%
Imperial Holdings Ltd.	1,859	27,662

Total Distributors		27,662

Diversified Financial Services 1.3%
African Bank Investments Ltd.	6,056	26,413
AMMB Holdings BHD	14,500	28,216
China Everbright Ltd.	20,000	30,238
FirstRand Ltd.	10,548	26,368
Fubon Financial Holding Co., Ltd.	20,998	25,021
Haci Omer Sabanci Holding AS	8,080	27,775

See Notes to Financial Statements.

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Remgro Ltd.	1,899	$28,979
RMB Holdings Ltd.	7,795	24,728

Total Diversified Financial Services		217,738

Diversified Telecommunication Services 2.4%
Brasil Telecom SA ADR	1,250	25,688
China Telecom Corp., Ltd. — Class H	40,000	25,138
China Unicom Hong Kong Ltd. ADR	1,424	28,637
Chunghwa Telecom Co., Ltd. ADR	810	27,240
KT Corp. ADR	1,599	26,671
LG Uplus Corp.	6,060	36,528
Tele Norte Leste Part	2,190	23,762
Telefonica Brasil SA ADR	900	26,118
Telefonica Czech Republic AS	1,100	23,365
Telefonos de Mexico SAB de CV ADR — Series L	1,649	25,790
Telekom Malaysia BHD	20,400	28,193
Telekomunikacja Polska SA	4,803	25,964
Telekomunikasi Indonesia Tbk PT ADR	859	29,034
Telkom SA Ltd.	5,896	22,878
Turk Telekomunikasyon AS	6,270	26,675

Total Diversified Telecommunication Services		401,681

Electric Utilities 1.8%
Centrais Eletricas Brasileiras SA ADR	2,751	27,609
CEZ AS	570	24,337
Cia Energetica de Minas Gerais ADR	1,604	27,332
Cia Paranaense de Energia ADR	1,320	26,638
CPFL Energia SA ADR	1,050	27,290
Enersis SA ADR	1,419	27,855
Federal Hydrogenerating Co. JSC ADR	6,381	24,056
Korea Electric Power Corp. ADR*	2,740	30,222
PGE SA	3,981	24,959
Tauron Polska Energia SA	15,434	27,350
Tenaga Nasional BHD	16,300	31,771

Total Electric Utilities		299,419

Electrical Equipment 1.2%
China High Speed Transmission Equipment Group Co., Ltd.	49,000	31,299
Dongfang Electric Corp., Ltd. — Class H	8,000	25,087
LS Corp.	305	22,045
LS Industrial Systems Co., Ltd.	510	25,495
Shanghai Electric Group Co., Ltd. — Class H*	60,000	26,890
Teco Electric and Machinery Co., Ltd.	45,000	26,548
Walsin Lihwa Corp.	74,000	25,229
Zhuzhou CSR Times Electric Co., Ltd. — Class H	10,000	23,928

Total Electrical Equipment		206,521

Electronic Equipment, Instruments & Components 3.3%
AU Optronics Corp. ADR	6,360	27,221
Cheng Uei Precision Industry Co., Ltd.	10,149	23,203
Chimei Innolux Corp.*	69,000	28,137
Coretronic Corp.	35,000	26,731
Delta Electronics, Inc.	10,000	23,832
E Ink Holdings, Inc.	15,000	31,085
Everlight Electronics Co., Ltd.	15,000	28,077
Hon Hai Precision Industry Co., Ltd. GDR	5,970	33,313
Kingboard Chemical Holdings Ltd.	7,500	26,079
LG Display Co., Ltd. ADR	2,910	29,275
LG Innotek Co., Ltd.	410	27,526
Nan Ya Printed Circuit Board Corp.	10,300	30,399
Samsung Electro-Mechanics Co., Ltd.	450	34,678
Samsung SDI Co., Ltd.	220	26,999
Synnex Technology International Corp.	10,000	24,768
Tripod Technology Corp.	9,550	25,217
Unimicron Technology Corp.	20,000	26,405
Wintek Corp.	34,498	26,982
WPG Holdings Ltd.	19,350	23,736
Young Fast Optoelectronics Co., Ltd.	10,249	30,043

Total Electronic Equipment, Instruments & Components		553,706

Energy Equipment & Services 0.4%
China Oilfield Services Ltd. — Class H	20,000	33,999
TMK OAO GDR	2,370	30,573

Total Energy Equipment & Services		64,572

Food & Staples Retailing 2.0%
BIM Birlesik Magazalar AS	964	29,529
Cencosud SA	4,581	29,265
China Resources Enterprise Ltd.	10,000	37,025
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	734	28,765
CP ALL PCL	17,280	26,412
E-Mart Co., Ltd.*	92	24,034
Magnit OJSC GDR	1,250	31,937
Massmart Holdings Ltd.	1,280	25,741
Pick n Pay Stores Ltd.	4,987	25,104
President Chain Store Corp.	5,000	28,077
Shoprite Holdings Ltd.	1,890	27,838
Wal-Mart de Mexico SAB de CV — Series V	10,283	26,870

Total Food & Staples Retailing		340,597

Food Products 2.5%
BRF — Brasil Foods SA ADR	1,450	30,522
Chaoda Modern Agriculture Holdings Ltd.	106,000	15,016
Charoen Pokphand Foods PCL	30,500	30,004
Charoen Pokphand Indonesia Tbk PT	89,000	26,893
China Agri-Industries Holdings Ltd.	35,000	28,397
China Mengniu Dairy Co., Ltd.	10,000	32,196
China Yurun Food Group Ltd.	15,000	26,697
CJ CheilJedang Corp.	100	27,793
Indofood Sukses Makmur Tbk PT	40,000	23,722
IOI Corp. BHD	17,500	29,946
Kuala Lumpur Kepong BHD	4,000	27,458
Tiger Brands Ltd.	1,000	28,963
Tingyi Cayman Islands Holding Corp.	10,000	28,719
Uni-President Enterprises Corp.	21,200	29,620
Want Want China Holdings Ltd.	35,000	32,814

Total Food Products		418,760

Gas Utilities 0.7%
ENN Energy Holdings Ltd.	10,000	36,574
Korea Gas Corp.	900	30,658
Perusahaan Gas Negara PT	81,500	27,159
Petronas Gas BHD	6,400	27,327

Total Gas Utilities		121,718

Health Care Equipment & Supplies 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. — Class H	20,000	21,043

Total Health Care Equipment & Supplies		21,043

See Notes to Financial Statements.

ANNUAL REPORT      119

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Health Care Providers & Services 0.5%
Life Healthcare Group Holdings Ltd.	11,400	$27,877
Netcare Ltd.	15,100	26,580
Sinopharm Group Co. — Class H	12,000	33,072

Total Health Care Providers & Services		87,529

Hotels, Restaurants & Leisure 0.5%
Genting BHD	8,500	29,811
Genting Malaysia BHD	25,500	32,000
Kangwon Land, Inc.	1,090	29,310

Total Hotels, Restaurants & Leisure		91,121

Household Durables 1.1%
Gafisa SA ADR	2,903	21,598
LG Electronics, Inc.	470	31,681
Skyworth Digital Holdings Ltd.	50,000	26,980
Steinhoff International Holdings Ltd.	8,759	26,400
Tatung Co., Ltd.	64,000	22,782
Turkiye Sise ve Cam Fabrikalari AS	15,400	29,614
Woongjin Coway Co., Ltd.	790	27,517

Total Household Durables		186,572

Household Products 0.2%
LG Household & Health Care Ltd.	60	27,233

Total Household Products		27,233

Independent Power Producers & Energy Traders 0.7%
China Longyuan Power Group Corp. — Class H	30,000	25,306
China Resources Power Holdings Co., Ltd.	20,000	35,905
Empresa Nacional de Electricidad SA ADR	565	27,255
Huaneng Power International, Inc. — Class H	60,000	27,508

Total Independent Power Producers & Energy Traders		115,974

Industrial Conglomerates 2.1%
Alfa SAB de CV — Class A	2,138	25,212
Beijing Enterprises Holdings Ltd.	5,000	27,978
Bidvest Group Ltd.	1,414	28,310
Citic Pacific Ltd.	15,000	27,663
Doosan Corp.	230	29,575
Empresas COPEC SA	1,630	24,985
Far Eastern New Century Corp.	20,600	24,512
KOC Holding AS	8,050	28,859
LG Corp.	500	29,823
Samsung Techwin Co., Ltd.	520	28,295
Shanghai Industrial Holdings Ltd.	10,000	33,226
Sime Darby BHD	10,000	29,009
SK Holdings Co., Ltd.	176	23,902

Total Industrial Conglomerates		361,349

Insurance 2.1%
Cathay Financial Holding Co., Ltd.	24,400	29,483
China Life Insurance Co., Ltd.	27,375	30,881
China Life Insurance Co., Ltd. — Class H	10,000	26,722
China Pacific Insurance Group Co., Ltd. — Class H	8,000	24,932
Dongbu Insurance Co., Ltd.	664	28,251
Korea Life Insurance Co., Ltd.	4,750	26,875
PICC Property & Casualty Co., Ltd. — Class H	20,000	28,332
Ping An Insurance Group Co., Ltd. — Class H	2,500	18,899
Powszechny Zaklad Ubezpieczen SA	220	23,750
Samsung Fire & Marine Insurance Co., Ltd.	140	30,067
Samsung Life Insurance Co., Ltd.	380	29,764
Sanlam Ltd.	7,715	28,968
Shin Kong Financial Holding Co., Ltd.*	79,000	24,980

Total Insurance		351,904

Internet Software & Services 0.5%
Alibaba.com Ltd.	27,000	32,164
NHN Corp.*	175	36,794
Tencent Holdings Ltd.	1,000	23,580

Total Internet Software & Services		92,538

IT Services 0.4%
SK C&C Co., Ltd.	220	30,175
Wipro Ltd. ADR	2,860	29,916

Total IT Services		60,091

Machinery 2.3%
China Rongsheng Heavy Industry Group Holdings Co., Ltd.	71,500	25,414
CSR Corp., Ltd. — Class H	49,000	29,659
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,040	26,230
Doosan Infracore Co., Ltd.*	1,350	23,633
Hanjin Heavy Industries & Construction Co., Ltd.*	1,430	25,937
Hiwin Technologies Corp.	5,150	47,338
Hyundai Heavy Industries Co., Ltd.	90	24,567
Hyundai Mipo Dockyard	230	25,528
Lonking Holdings Ltd.	74,000	29,829
Samsung Heavy Industries Co., Ltd.	890	27,827
Sany Heavy Equipment International Holdings Co., Ltd.	30,000	26,812
United Tractors Tbk PT	10,000	27,789
Weichai Power Co., Ltd. — Class H	5,000	25,595
Zoomlion Heavy Industry Science and Technology Co., Ltd. — Class H	16,720	24,762

Total Machinery		390,920

Marine 1.2%
China COSCO Holdings Co., Ltd. — Class H	52,000	27,725
China Shipping Container Lines Co., Ltd. — Class H*	123,000	23,919
China Shipping Development Co., Ltd. — Class H	40,000	28,847
Evergreen Marine Corp. Taiwan Ltd.	47,499	26,355
Hanjin Shipping Co., Ltd.	1,680	16,827
Hyundai Merchant Marine Co., Ltd.	1,050	27,477
STX Pan Ocean Co., Ltd.	3,600	24,039
Yang Ming Marine Transport Corp.	59,400	24,818

Total Marine		200,007

Media 0.5%
BEC World PCL	21,730	26,500
Grupo Televisa SA ADR	1,299	27,708
Naspers Ltd. — Class N	545	26,226

Total Media		80,434

Metals & Mining 6.1%
African Rainbow Minerals Ltd.	1,049	24,366
Aluminum Corp. of China Ltd. ADR	1,680	22,327
Angang Steel Co., Ltd. — Class H	40,000	24,932
Anglo Platinum Ltd.	335	24,370
AngloGold Ashanti Ltd. ADR	679	30,698
ArcelorMittal South Africa Ltd.	3,400	29,042

See Notes to Financial Statements.

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

CAP SA	630	$24,304
China Steel Corp.	29,250	29,232
Cia de Minas Buenaventura SA ADR	600	24,558
Cia Siderurgica Nacional SA ADR	2,850	26,676
Dongkuk Steel Mill Co., Ltd.	990	23,450
Eregli Demir ve Celik Fabrikalari TAS	14,840	30,810
Exxaro Resources Ltd.	1,110	25,232
Gerdau SA ADR	3,280	29,586
Gold Fields Ltd. ADR	1,710	29,805
Grupo Mexico SAB de CV — Series B	8,590	24,142
Harmony Gold Mining Co., Ltd. ADR	2,228	29,254
Hidili Industry International Development Ltd.	54,000	23,019
Hyundai Hysco Co., Ltd.	650	25,661
Hyundai Steel Co.	295	27,285
Impala Platinum Holdings Ltd.	1,144	26,579
Industrias Penoles SAB de CV	600	24,422
Jastrzebska Spolka Weglowa SA*	740	22,037
Jiangxi Copper Co., Ltd. — Class H	10,000	24,855
KGHM Polska Miedz SA	455	22,486
Korea Zinc Co., Ltd.	70	20,781
Kumba Iron Ore Ltd.	470	28,093
Maanshan Iron & Steel — Class H	80,000	24,314
Mechel ADR	1,590	20,893
MMC Norilsk Nickel OJSC ADR	1,204	23,562
Northam Platinum Ltd.	5,800	22,586
Novolipetsk Steel OJSC GDR	980	26,676
Polymetal JSC GDR*	1,310	21,366
POSCO ADR	305	26,206
Severstal OAO GDR	1,709	25,105
Shougang Fushan Resources Group Ltd.	60,000	25,190
Southern Copper Corp.	839	25,741
Sterlite Industries (India) Ltd. ADR	2,540	26,213
Vale SA ADR	964	24,495
Zhaojin Mining Industry Co., Ltd. — Class H	12,500	22,473
Zijin Mining Group Co., Ltd. — Class H	60,000	26,040

Total Metals & Mining		1,038,862

Multiline Retail 1.4%
Far Eastern Department Stores Co., Ltd.	15,900	24,659
Golden Eagle Retail Group Ltd.	10,000	25,473
Hyundai Department Store Co., Ltd.	185	26,877
Intime Department Store Group Co., Ltd.	20,000	29,002
Lotte Shopping Co., Ltd.	65	23,579
Parkson Retail Group Ltd.	20,000	25,757
S.A.C.I. Falabella	3,114	29,236
Shinsegae Co., Ltd.	90	22,821
Woolworths Holdings Ltd.	5,690	29,104

Total Multiline Retail		236,508

Oil, Gas & Consumable Fuels 5.2%
Adaro Energy Tbk PT	110,000	25,162
Banpu PCL	1,480	30,707
Bumi Resources Tbk PT	96,500	25,617
China Coal Energy Co., Ltd. — Class H	20,000	25,473
China Petroleum & Chemical Corp. — Class H	30,000	28,744
China Shenhua Energy Co., Ltd. — Class H	5,000	23,310
CNOOC Ltd. ADR	140	26,405
Ecopetrol SA ADR	699	29,735
Formosa Petrochemical Corp.	10,000	31,620
Gazprom OAO ADR	2,143	25,009
GS Holdings	430	25,337
Indo Tambangraya Megah PT	5,000	25,219
IRPC PCL	184,190	23,001
Kunlun Energy Co., Ltd.	20,000	28,487
Lukoil OAO ADR	495	28,809
MOL Hungarian Oil and Gas PLC*	320	25,239
NovaTek OAO GDR	230	32,292
PetroChina Co., Ltd. — Class H	20,000	26,426
Petroleo Brasileiro SA ADR	889	24,012
Polski Koncern Naftowy Orlen SA*	2,151	27,143
Polskie Gornictwo Naftowe i Gazownictwo SA	19,562	24,842
PTT Exploration & Production PCL	4,940	25,865
PTT PCL	2,500	24,878
Rosneft Oil Co. GDR	3,597	25,593
S-Oil Corp.	260	27,567
Sasol Ltd. ADR	590	26,692
SK Innovation Co., Ltd.	180	27,694
Surgutneftegas OJSC ADR	3,247	27,973
Tambang Batubara Bukit Asam Tbk PT	12,500	25,911
Tatneft ADR	900	26,721
Thai Oil PCL	12,840	24,323
Tupras Turkiye Petrol Rafinerileri AS	1,510	34,262
Yanzhou Coal Mining Co., Ltd. — Class H	10,000	25,821

Total Oil, Gas & Consumable Fuels		885,889

Paper & Forest Products 0.4%
Fibria Celulose SA ADR	2,920	25,900
Nine Dragons Paper Holdings Ltd.	40,000	27,817
Sappi Ltd.*	7,750	22,868

Total Paper & Forest Products		76,585

Personal Products 0.3%
Amorepacific Corp.	20	22,668
Hengan International Group Co., Ltd.	2,500	21,925

Total Personal Products		44,593

Pharmaceuticals 0.9%
Aspen Pharmacare Holdings Ltd.*	2,483	29,951
Celltrion, Inc.	660	22,453
China Shineway Pharmaceutical Group Ltd.	20,000	28,332
Dr. Reddy’s Laboratories Ltd. ADR	870	28,840
Sihuan Pharmaceutical Holdings Group Ltd.	84,000	36,131

Total Pharmaceuticals		145,707

Real Estate Investment Trusts (REITs) 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi	21,930	29,731

Total Real Estate Investment Trusts (REITs)		29,731

Real Estate Management & Development 2.7%
Agile Property Holdings Ltd.	20,000	18,467
China Overseas Land & Investment Ltd.	10,000	18,880
China Resources Land Ltd.	20,000	29,723
Country Garden Holdings Co., Ltd.	70,000	28,216
Evergrande Real Estate Group Ltd.	45,000	19,994
Farglory Land Development Co., Ltd.	15,000	25,670
Growthpoint Properties Ltd.	10,660	24,907
Guangzhou R&F Properties Co., Ltd. — Class H	22,000	21,787
Highwealth Construction Corp.	15,000	26,272
Longfor Properties Co., Ltd.	20,000	26,066
LSR Group OJSC GDR	6,160	29,506
Poly Hong Kong Investments Ltd.	45,000	23,065
Renhe Commercial Holdings Co., Ltd.	150,000	21,442
Ruentex Development Co., Ltd.	25,000	30,291
Shimao Property Holdings Ltd.	27,000	26,844
Sino-Ocean Land Holdings Ltd.	57,500	25,992

See Notes to Financial Statements.

ANNUAL REPORT      121

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Soho China Ltd.	35,000	$25,332
UEM Land Holdings BHD*	40,500	29,174

Total Real Estate Management & Development		451,628

Semiconductors & Semiconductor Equipment 3.8%
Advanced Semiconductor Engineering, Inc.	27,872	25,107
Epistar Corp.	15,000	28,177
GCL-Poly Energy Holdings Ltd.	60,000	19,936
Hynix Semiconductor, Inc.	1,580	32,578
Inotera Memories, Inc.*	123,000	18,459
Kinsus Interconnect Technology Corp.	10,000	35,096
Macronix International	74,000	28,444
MediaTek, Inc.	5,000	53,145
Motech Industries, Inc.	11,499	21,985
MStar Semiconductor, Inc.	5,504	32,379
Novatek Microelectronics Corp.	10,000	24,901
Phison Electronics Corp.	5,000	26,823
Powertech Technology, Inc.	11,000	27,208
Realtek Semiconductor Corp.	20,150	34,147
Richtek Technology Corp.	5,000	25,570
Samsung Electronics Co., Ltd. GDR	75	32,273
Semiconductor Manufacturing International Corp.*	538,000	30,139
Seoul Semiconductor Co., Ltd.	1,234	25,722
Siliconware Precision Industries Co. ADR	6,260	32,552
Sino-American Silicon Products, Inc.	14,500	24,088
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,318	29,253
United Microelectronics Corp. ADR	14,760	32,915

Total Semiconductors & Semiconductor Equipment		640,897

Software 0.2%
NCSoft Corp.	90	28,546

Total Software		28,546

Specialty Retail 0.9%
Belle International Holdings Ltd.	15,000	29,826
Foschini Group Ltd.(The)	2,160	27,392
GOME Electrical Appliances Holdings Ltd.	70,000	21,906
Grupo Elektra SA de CV	340	26,428
Hengdeli Holdings Ltd.	60,000	27,431
Truworths International Ltd.	2,610	26,508

Total Specialty Retail		159,491

Textiles, Apparel & Luxury Goods 0.6%
Anta Sports Products Ltd.	20,000	18,571
Indorama Ventures PCL	23,210	26,984
Li Ning Co., Ltd.	24,500	23,569
Ruentex Industries Ltd.	15,000	30,684

Total Textiles, Apparel & Luxury Goods		99,808

Tobacco 0.4%
Gudang Garam Tbk PT	5,000	33,098
KT&G Corp.	450	28,221

Total Tobacco		61,319

Trading Companies & Distributors 0.6%
Barloworld Ltd.	3,018	25,454
Daewoo International Corp.	850	25,158
Samsung C&T Corp.	415	26,064
SK Networks Co., Ltd.	2,950	30,080

Total Trading Companies & Distributors		106,756

Transportation Infrastructure 0.7%
China Merchants Holdings International Co., Ltd.	10,000	31,359
COSCO Pacific Ltd.	20,000	28,384
Grupo Aeroportuario del Pacifico SAB de CV ADR	754	26,133
PLUS Expressways BHD	19,400	27,949

Total Transportation Infrastructure		113,825

Water Utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	505	27,401
Guangdong Investment Ltd.	50,000	30,393

Total Water Utilities		57,794

Wireless Telecommunication Services 2.6%
Advanced Info Service PCL	7,410	31,447
America Movil SAB de CV ADR — Series L	1,180	29,996
Axiata Group BHD	18,500	29,426
China Mobile Ltd. ADR	560	26,634
DiGi.Com BHD	3,000	30,997
ENTEL Chile SA	1,371	27,143
Far EasTone Telecommunications Co., Ltd.	20,000	33,057
Mobile Telesystems OJSC ADR	1,770	25,293
MTN Group Ltd.	1,504	26,383
Philippine Long Distance Telephone Co. ADR	490	27,215
Sistema JSFC GDR	1,570	26,910
SK Telecom Co., Ltd. ADR	1,674	24,759
Taiwan Mobile Co., Ltd.	9,000	25,931
Tim Participacoes SA ADR	910	23,696
Turkcell Iletisim Hizmetleri AS ADR*	2,580	31,786
Vodacom Group Ltd.	2,280	25,957

Total Wireless Telecommunication Services		446,630

Total Common Stocks (Cost $16,280,344)		14,330,804

EXCHANGE TRADED FUNDS 14.5%
iShares MSCI Brazil Index Fund	17,300	1,079,001
WisdomTree India Earnings Fund	68,850	1,376,311

Total Exchange Traded Funds (Cost $2,759,224)		2,455,312

RIGHTS 0.1%(a)
Capital Markets 0.1%
Daewoo Securities Co., Ltd., expires 11/01/11*	1,038	2,501
Samsung Securities Co., Ltd., expires 11/24/11*	58	607
Woori Investment & Securities Co., Ltd., expires 11/23/11*	693	1,501

Total Capital Markets		4,609

Marine 0.0%(b)
Hanjin Shipping Co., Ltd., expires 11/04/11*	710	2,306

Total Marine		2,306

Total Rights (Cost $0)		6,915

See Notes to Financial Statements.

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

RIGHTS (continued)
SHORT TERM INVESTMENTS 0.5%
SSgA Government Money Market Fund	81,167	$81,167

Total Short Term Investments (Cost $81,167)		81,167

Total Investments 99.8%(c) (Cost $19,120,735)		16,874,198

Other Assets in Excess of Liabilities—0.2%		39,908

Net Assets—100.0%		$16,914,106

*	Non-Income Producing Security.

(a)	Values determined based on Level 2 inputs.

(b)	Amount represents less than 0.05% of net assets.

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

ADR—American Depositary Receipt

ADS—American Depositary Share

GDR—Global Depository Receipt

REIT—Real Estate Investment Trust

INVESTMENT CONCENTRATION

At October 31, 2011, the investment diversification of the Fund was as follows:

% of Total
Country	Investments

Taiwan	15.54%
United States	15.18%
South Korea	14.43%
China	8.94%
South Africa	5.89%
Cayman Islands	5.08%
Hong Kong	3.22%
Brazil	3.16%
Malaysia	3.09%
Thailand	3.01%
Russia	2.98%
Turkey	2.86%
Indonesia	2.74%
Mexico	2.73%
Poland	1.81%
Chile	1.61%
Bermuda	1.47%
India	1.01%
Slovakia	0.94%
Switzerland	0.87%
Morocco	0.84%
Saudi Arabia	0.60%
Czech	0.43%
Colombia	0.35%
Philippines	0.33%
Belize	0.30%
Hungary	0.27%
Egypt	0.17%
Peru	0.15%

Total Investments	100.00%

See Notes to Financial Statements.

ANNUAL REPORT      123

RYDEX MSCI ACWI EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 28.5%
Aerospace & Defense 0.6%
Boeing Co.(The)	28	$1,842
General Dynamics Corp.	27	1,733
Goodrich Corp.	21	2,575
Honeywell International, Inc.	33	1,729
L-3 Communications Holdings, Inc.	28	1,898
Lockheed Martin Corp.	19	1,442
Northrop Grumman Corp.	25	1,444
Precision Castparts Corp.	10	1,632
Raytheon Co.	41	1,812
Rockwell Collins, Inc.	34	1,898
Textron, Inc.	98	1,903
United Technologies Corp.	19	1,482

Total Aerospace & Defense		21,390

Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	19	1,319
Expeditors International of Washington, Inc.	32	1,459
FedEx Corp.	20	1,637
United Parcel Service, Inc. — Class B	28	1,967

Total Air Freight & Logistics		6,382

Airlines 0.1%
Delta Air Lines, Inc.*	210	1,790
Southwest Airlines Co.	182	1,556
United Continental Holdings, Inc.*	85	1,642

Total Airlines		4,988

Auto Components 0.3%
Autoliv, Inc.	25	1,444
BorgWarner, Inc.*	19	1,454
Goodyear Tire & Rubber Co.(The)*	122	1,752
Johnson Controls, Inc.	53	1,745
Magna International, Inc.	47	1,793
TRW Automotive Holdings Corp.*	39	1,642

Total Auto Components		9,830

Automobiles 0.1%
Ford Motor Co.*	142	1,659
General Motors Co.*	64	1,654
Harley-Davidson, Inc.	48	1,867

Total Automobiles		5,180

Beverages 0.4%
Beam, Inc.	26	1,285
Brown-Forman Corp. — Class B	19	1,420
Coca-Cola Co.(The)	28	1,913
Coca-Cola Enterprises, Inc.	60	1,609
Constellation Brands, Inc. — Class A*	78	1,577
Dr Pepper Snapple Group, Inc.	39	1,460
Hansen Natural Corp.*	21	1,871
Molson Coors Brewing Co. — Class B	41	1,736
PepsiCo, Inc.	27	1,700

Total Beverages		14,571

Biotechnology 0.3%
Alexion Pharmaceuticals, Inc.*	26	1,755
Amgen, Inc.	25	1,432
Biogen Idec, Inc.*	21	2,443
Celgene Corp.*	26	1,686
Gilead Sciences, Inc.*	40	1,666
Human Genome Sciences, Inc.*	114	1,170
Vertex Pharmaceuticals, Inc.*	32	1,267

Total Biotechnology		11,419

Building Products 0.0%(b)
Masco Corp.	172	1,651

Total Building Products		1,651

Capital Markets 0.7%
Ameriprise Financial, Inc.	32	1,494
Bank of New York Mellon Corp.(The)	79	1,681
BlackRock, Inc.	10	1,578
Charles Schwab Corp.(The)	130	1,596
Eaton Vance Corp.	65	1,709
Franklin Resources, Inc.	13	1,386
Goldman Sachs Group, Inc.(The)	13	1,424
Invesco Ltd.	83	1,666
Jefferies Group, Inc.	98	1,300
Legg Mason, Inc.	60	1,650
Morgan Stanley	89	1,570
Northern Trust Corp.	39	1,578
SEI Investments Co.	91	1,473
State Street Corp.	46	1,858
T. Rowe Price Group, Inc.	25	1,321
TD Ameritrade Holding Corp.	104	1,745

Total Capital Markets		25,029

Chemicals 0.8%
Agrium, Inc.	21	1,728
Air Products & Chemicals, Inc.	20	1,723
Airgas, Inc.	27	1,862
Celanese Corp. — Class A	32	1,394
CF Industries Holdings, Inc.	6	974
Dow Chemical Co.(The)	60	1,673
Du Pont (E.I.) de Nemours & Co.	33	1,586
Eastman Chemical Co.	40	1,571
Ecolab, Inc.	25	1,346
FMC Corp.	19	1,499
International Flavors & Fragrances, Inc.	26	1,574
LyondellBasell Industries NV — Class A	46	1,511
Monsanto Co.	28	2,037
Mosaic Co.(The)	19	1,113
PPG Industries, Inc.	19	1,642
Praxair, Inc.	12	1,220
Sherwin-Williams Co.(The)	19	1,571
Sigma-Aldrich Corp.	27	1,768

Total Chemicals		27,792

Commercial Banks 0.7%
Bank of Montreal	27	1,598
Bank of Nova Scotia	25	1,315
BB&T Corp.	71	1,657
Canadian Imperial Bank of Commerce	19	1,434
CIT Group, Inc.*	46	1,603
Comerica, Inc.	56	1,431
Fifth Third Bancorp	151	1,813
KeyCorp	235	1,659
M&T Bank Corp.	19	1,446
PNC Financial Services Group, Inc.	34	1,826
Regions Financial Corp.	349	1,372
Royal Bank of Canada	34	1,663
SunTrust Banks, Inc.	77	1,519
Toronto-Dominion Bank (The)	19	1,430

See Notes to Financial Statements.

RYDEX MSCI ACWI EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

U.S. Bancorp	64	$1,638
Wells Fargo & Co.	57	1,477

Total Commercial Banks		24,881

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	51	1,357
Cintas Corp.	54	1,614
Iron Mountain, Inc.	45	1,392
Pitney Bowes, Inc.	79	1,610
R.R. Donnelley & Sons Co.	102	1,663
Republic Services, Inc.	53	1,508
Ritchie Bros Auctioneers, Inc.	64	1,276
Stericycle, Inc.*	21	1,755
Waste Management, Inc.	46	1,515

Total Commercial Services & Supplies		13,690

Communications Equipment 0.3%
Cisco Systems, Inc.	97	1,798
F5 Networks, Inc.*	20	2,079
Harris Corp.	40	1,510
Juniper Networks, Inc.*	70	1,713
Motorola Mobility Holdings, Inc.*	39	1,516
Motorola Solutions, Inc.	41	1,923
QUALCOMM, Inc.	34	1,754

Total Communications Equipment		12,293

Computers & Peripherals 0.4%
Apple, Inc.*	8	3,238
Dell, Inc.*	104	1,644
EMC Corp.	71	1,740
Hewlett-Packard Co.	57	1,517
NetApp, Inc.*	47	1,925
SanDisk Corp.*	47	2,382
Seagate Technology PLC	136	2,196
Western Digital Corp.*	53	1,412

Total Computers & Peripherals		16,054

Construction & Engineering 0.3%
Fluor Corp.	27	1,535
Foster Wheeler AG*	65	1,386
Jacobs Engineering Group, Inc.*	47	1,824
KBR, Inc.	53	1,479
Quanta Services, Inc.*	77	1,608
URS Corp.	47	1,678

Total Construction & Engineering		9,510

Construction Materials 0.1%
Martin Marietta Materials, Inc.	19	1,371
Vulcan Materials Co.	47	1,471

Total Construction Materials		2,842

Consumer Finance 0.2%
American Express Co.	33	1,671
Capital One Financial Corp.	32	1,461
Discover Financial Services	66	1,555
SLM Corp.	118	1,613

Total Consumer Finance		6,300

Containers & Packaging 0.2%
Ball Corp.	47	1,625
Crown Holdings, Inc.*	47	1,588
Owens-Illinois, Inc.*	83	1,667
Rock-Tenn Co. — Class A	33	1,953
Sealed Air Corp.	83	1,477

Total Containers & Packaging		8,310

Distributors 0.0%(b)
Genuine Parts Co.	25	1,436

Total Distributors		1,436

Diversified Consumer Services 0.1%
Apollo Group, Inc. — Class A*	33	1,563
DeVry, Inc.	32	1,206
H&R Block, Inc.	105	1,605

Total Diversified Consumer Services		4,374

Diversified Financial Services 0.4%
Bank of America Corp.	196	1,339
Citigroup, Inc.	53	1,674
CME Group, Inc. — Class A	7	1,929
IntercontinentalExchange, Inc.*	13	1,688
JPMorgan Chase & Co.	48	1,669
Leucadia National Corp.	52	1,395
Moody’s Corp.	53	1,881
Nasdaq OMX Group, Inc.(The)*	64	1,603
NYSE Euronext	59	1,568

Total Diversified Financial Services		14,746

Diversified Telecommunication Services 0.3%
AT&T, Inc.	53	1,554
BCE, Inc.	40	1,584
CenturyTel, Inc.	47	1,657
Frontier Communications Corp.	211	1,321
TELUS Corp.	34	1,734
Verizon Communications, Inc.	48	1,775
Windstream Corp.	124	1,509

Total Diversified Telecommunication Services		11,134

Electric Utilities 0.6%
American Electric Power Co., Inc.	39	1,532
Duke Energy Corp.	86	1,756
Edison International	48	1,949
Entergy Corp.	27	1,868
Exelon Corp.	41	1,820
FirstEnergy Corp.	32	1,439
NextEra Energy, Inc.	26	1,466
Northeast Utilities	47	1,625
Pepco Holdings, Inc.	77	1,525
Pinnacle West Capital Corp.	32	1,458
PPL Corp.	61	1,791
Progress Energy, Inc.	33	1,719
Southern Co.	40	1,728

Total Electric Utilities		21,676

Electrical Equipment 0.2%
AMETEK, Inc.	39	1,541
Cooper Industries PLC	33	1,731
Emerson Electric Co.	33	1,588
Rockwell Automation, Inc.	27	1,827
Roper Industries, Inc.	19	1,541

Total Electrical Equipment		8,228

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. — Class A	33	1,567
Arrow Electronics, Inc.	53	1,910
Avnet, Inc.*	57	1,728
Corning, Inc.	103	1,472

See Notes to Financial Statements.

ANNUAL REPORT      125

RYDEX MSCI ACWI EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Dolby Laboratories, Inc. — Class A*	45	$1,316
Flextronics International Ltd.*	277	1,818
FLIR Systems, Inc.	56	1,473
TE Connectivity Ltd.	54	1,920

Total Electronic Equipment, Instruments & Components		13,204

Energy Equipment & Services 0.6%
Baker Hughes, Inc.	26	1,508
Cameron International Corp.*	34	1,671
Diamond Offshore Drilling, Inc.	27	1,770
FMC Technologies, Inc.*	32	1,434
Halliburton Co.	41	1,532
Helmerich & Payne, Inc.	26	1,383
IHS, Inc. — Class A*	20	1,680
Nabors Industries Ltd.*	83	1,521
National-Oilwell Varco, Inc.	28	1,997
Noble Corp.	46	1,653
Precision Drilling Corp.*	100	1,157
Rowan Cos., Inc.*	47	1,621
Schlumberger Ltd.	20	1,469
Weatherford International Ltd.*	91	1,410

Total Energy Equipment & Services		21,806

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	20	1,665
CVS Caremark Corp.	47	1,706
Kroger Co.(The)	64	1,484
Safeway, Inc.	83	1,608
Sysco Corp.	61	1,691
Wal-Mart Stores, Inc.	25	1,418
Walgreen Co.	47	1,560
Whole Foods Market, Inc.	27	1,947

Total Food & Staples Retailing		13,079

Food Products 0.7%
Archer-Daniels-Midland Co.	52	1,505
Bunge Ltd.	27	1,668
Campbell Soup Co.	54	1,796
ConAgra Foods, Inc.	66	1,672
General Mills, Inc.	48	1,849
Green Mountain Coffee Roasters, Inc.*	12	780
H.J. Heinz Co.	25	1,336
Hershey Co.(The)	26	1,488
Hormel Foods Corp.	61	1,798
J.M. Smucker Co.(The)	19	1,463
Kellogg Co.	25	1,355
Kraft Foods, Inc. — Class A	47	1,653
McCormick & Co., Inc.	33	1,602
Mead Johnson Nutrition Co.	19	1,365
Ralcorp Holdings, Inc.	21	1,698
Sara Lee Corp.	84	1,495
Tyson Foods, Inc. — Class A	92	1,776

Total Food Products		26,299

Gas Utilities 0.0%(b)
Oneok, Inc.	19	1,445

Total Gas Utilities		1,445

Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	25	1,374
Becton, Dickinson and Co.	20	1,565
Boston Scientific Corp.*	238	1,402
C.R. Bard, Inc.	21	1,805
CareFusion Corp.*	57	1,459
Covidien PLC	34	1,599
DENTSPLY International, Inc.	47	1,737
Edwards Lifesciences Corp.*	19	1,433
Hologic, Inc.*	99	1,596
Intuitive Surgical, Inc.*	8	3,471
Medtronic, Inc.	47	1,633
St Jude Medical, Inc.	32	1,248
Stryker Corp.	33	1,581
Varian Medical Systems, Inc.*	26	1,527
Zimmer Holdings, Inc.*	25	1,316

Total Health Care Equipment & Supplies		24,746

Health Care Providers & Services 0.8%
Aetna, Inc.	40	1,590
AmerisourceBergen Corp.	39	1,591
Cardinal Health, Inc.	41	1,815
CIGNA Corp.	33	1,463
Coventry Health Care, Inc.*	45	1,432
DaVita, Inc.*	19	1,330
Express Scripts, Inc.*	33	1,509
HCA Holdings, Inc.*	75	1,759
Henry Schein, Inc.*	28	1,941
Humana, Inc.	19	1,613
Laboratory Corp. of America Holdings*	20	1,677
McKesson Corp.	20	1,631
Medco Health Solutions, Inc.*	25	1,372
Omnicare, Inc.	53	1,581
Patterson Cos., Inc.	52	1,636
Quest Diagnostics, Inc.	34	1,897
UnitedHealth Group, Inc.	33	1,584
WellPoint, Inc.	27	1,860

Total Health Care Providers & Services		29,281

Health Care Technology 0.1%
Cerner Corp.*	28	1,776

Total Health Care Technology		1,776

Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	45	1,585
Chipotle Mexican Grill, Inc.*	7	2,353
Darden Restaurants, Inc.	33	1,580
International Game Technology	97	1,706
Las Vegas Sands Corp.*	33	1,549
Marriott International, Inc. — Class A	52	1,638
McDonald’s Corp.	21	1,950
MGM Resorts International*	143	1,647
Royal Caribbean Cruises Ltd.	57	1,694
Starbucks Corp.	39	1,651
Starwood Hotels & Resorts Worldwide, Inc.	40	2,005
Tim Hortons, Inc.	33	1,628
Wynn Resorts Ltd.	10	1,328
Yum! Brands, Inc.	25	1,339

Total Hotels, Restaurants & Leisure		23,653

Household Durables 0.4%
D.R. Horton, Inc.	153	1,703
Garmin Ltd.	46	1,582
Leggett & Platt, Inc.	72	1,577
Mohawk Industries, Inc.*	34	1,790
Newell Rubbermaid, Inc.	117	1,731
Pulte Homes, Inc.*	316	1,637

See Notes to Financial Statements.

RYDEX MSCI ACWI EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Toll Brothers, Inc.*	91	$1,587
Whirlpool Corp.	27	1,372

Total Household Durables		12,979

Household Products 0.3%
Church & Dwight Co., Inc.	41	1,811
Clorox Co.(The)	19	1,272
Colgate-Palmolive Co.	21	1,898
Energizer Holdings, Inc.*	19	1,402
Kimberly-Clark Corp.	28	1,952
Procter & Gamble Co.(The)	27	1,728

Total Household Products		10,063

Independent Power Producers & Energy Traders 0.2%
AES Corp.(The)*	152	1,705
Calpine Corp.*	112	1,699
Constellation Energy Group, Inc.	39	1,548
NRG Energy, Inc.*	73	1,564

Total Independent Power Producers & Energy Traders		6,516

Industrial Conglomerates 0.2%
3M Co.	20	1,580
Danaher Corp.	32	1,547
General Electric Co.	98	1,638
Tyco International Ltd.	40	1,822

Total Industrial Conglomerates		6,587

Insurance 1.5%
ACE Ltd.	27	1,948
AFLAC, Inc.	47	2,119
Allstate Corp.(The)	58	1,528
American International Group, Inc.*	66	1,630
Aon Corp.	33	1,539
Arch Capital Group Ltd.*	46	1,655
Assurant, Inc.	47	1,811
Axis Capital Holdings Ltd.	52	1,630
Berkshire Hathaway, Inc. — Class B*	19	1,479
Chubb Corp.(The)	27	1,810
Cincinnati Financial Corp.	61	1,765
Everest Re Group Ltd.	20	1,798
Fidelity National Financial, Inc. — Class A	91	1,405
Genworth Financial, Inc. — Class A*	227	1,448
Hartford Financial Services Group, Inc.	76	1,463
Lincoln National Corp.	78	1,486
Loews Corp.	48	1,906
Manulife Financial Corp.	118	1,559
Marsh & McLennan Cos., Inc.	53	1,623
MetLife, Inc.	45	1,582
Old Republic International Corp.	157	1,388
PartnerRe Ltd.	26	1,618
Principal Financial Group, Inc.	57	1,469
Progressive Corp.(The)	86	1,635
Prudential Financial, Inc.	34	1,843
RenaissanceRe Holdings Ltd.	27	1,839
Sun Life Financial, Inc.	60	1,513
Torchmark Corp.	39	1,596
Travelers Cos., Inc.(The)	34	1,984
Unum Group	64	1,526
W.R. Berkley Corp.	54	1,880
Willis Group Holdings PLC	39	1,416
XL Group PLC	80	1,739

Total Insurance		54,630

Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	6	1,281
Expedia, Inc.	53	1,392
Liberty Media Corp. — Interactive — Class A — Tracking Stock*	98	1,610
Netflix, Inc.*	7	574
priceline.com, Inc.*	8	4,062

Total Internet & Catalog Retail		8,919

Internet Software & Services 0.3%
Akamai Technologies, Inc.*	70	1,886
eBay, Inc.*	54	1,719
Google, Inc. — Class A*	2	1,185
Open Text Corp.*	26	1,587
VeriSign, Inc.	54	1,733
Yahoo!, Inc.*	110	1,720

Total Internet Software & Services		9,830

IT Services 0.8%
Accenture PLC — Class A	25	1,507
Alliance Data Systems Corp.*	21	2,151
Automatic Data Processing, Inc.	34	1,779
Cognizant Technology Solutions Corp. — Class A*	27	1,964
Computer Sciences Corp.	53	1,667
Fidelity National Information Services, Inc.	61	1,597
Fiserv, Inc.*	25	1,472
International Business Machines Corp.	10	1,846
Mastercard, Inc. — Class A	8	2,778
Paychex, Inc.	60	1,748
SAIC, Inc.*	104	1,293
Teradata Corp.*	34	2,028
Total System Services, Inc.	84	1,671
Visa, Inc. — Class A	21	1,959
Western Union Co.(The)	99	1,730

Total IT Services		27,190

Leisure Equipment & Products 0.1%
Hasbro, Inc.	39	1,484
Mattel, Inc.	60	1,695

Total Leisure Equipment & Products		3,179

Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.*	47	1,742
Covance, Inc.*	34	1,725
Illumina, Inc.*	33	1,010
Life Technologies Corp.*	40	1,627
Pharmaceutical Product Development, Inc.	54	1,782
Thermo Fisher Scientific, Inc.*	25	1,257
Waters Corp.*	20	1,602

Total Life Sciences Tools & Services		10,745

Machinery 0.8%
AGCO Corp.*	41	1,797
Caterpillar, Inc.	21	1,984
Cummins, Inc.	21	2,088
Deere & Co.	20	1,518
Dover Corp.	26	1,444
Eaton Corp.	41	1,837
Flowserve Corp.	21	1,946
Illinois Tool Works, Inc.	33	1,605
Ingersoll-Rand PLC	44	1,370
ITT Corp.	17	775
Joy Global, Inc.	20	1,744
PACCAR, Inc.	39	1,686

See Notes to Financial Statements.

ANNUAL REPORT      127

RYDEX MSCI ACWI EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Pall Corp.	34	$1,740
Parker Hannifin Corp.	19	1,549
Pentair, Inc.	47	1,690
SPX Corp.	26	1,420
Stanley Black & Decker, Inc.	27	1,724

Total Machinery		27,917

Media 0.9%
Cablevision Systems Corp. — Class A	81	1,172
CBS Corp. — Class B	57	1,471
Comcast Corp. — Class A	71	1,665
DIRECTV — Class A*	41	1,864
Discovery Communications, Inc. — Class A*	41	1,782
DISH Network Corp. — Class A	63	1,523
Interpublic Group of Cos., Inc.	182	1,725
Liberty Global, Inc. — Class A*	39	1,567
McGraw-Hill Cos., Inc.(The)	41	1,743
News Corp. — Class B	92	1,642
Omnicom Group, Inc.	40	1,779
Scripps Networks Interactive, Inc. — Class A	41	1,742
Sirius XM Radio, Inc.*	866	1,550
Time Warner Cable, Inc.	28	1,783
Time Warner, Inc.	54	1,889
Viacom, Inc. — Class B	33	1,447
Virgin Media, Inc.	57	1,390
Walt Disney Co.(The)	46	1,605
Washington Post Co.(The) — Class B	8	2,721

Total Media		32,060

Metals & Mining 0.8%
Agnico-Eagle Mines Ltd.	28	1,215
Alcoa, Inc.	131	1,410
Allegheny Technologies, Inc.	34	1,578
Barrick Gold Corp.	34	1,683
Cliffs Natural Resources, Inc.	20	1,364
Eldorado Gold Corp.	78	1,472
Freeport-McMoRan Copper & Gold, Inc.	33	1,329
Goldcorp, Inc.	25	1,221
IAMGOLD Corp.	80	1,720
Ivanhoe Mines Ltd.*	72	1,477
Kinross Gold Corp.	93	1,335
New Gold, Inc.*	100	1,238
Newmont Mining Corp.	27	1,804
Nucor Corp.	48	1,813
Pan American Silver Corp.	45	1,258
Silver Wheaton Corp.	40	1,384
Teck Resources Ltd. — Class B	32	1,283
United States Steel Corp.	52	1,319
Walter Energy, Inc.	19	1,437
Yamana Gold, Inc.	98	1,467

Total Metals & Mining		28,807

Multi-Utilities 0.7%
Alliant Energy Corp.	40	1,631
Ameren Corp.	53	1,690
CenterPoint Energy, Inc.	78	1,626
Consolidated Edison, Inc.	26	1,505
Dominion Resources, Inc.	33	1,702
DTE Energy Co.	34	1,772
Integrys Energy Group, Inc.	34	1,799
MDU Resources Group, Inc.	71	1,463
NiSource, Inc.	71	1,568
NSTAR	32	1,443
PG&E Corp.	41	1,759
Public Service Enterprise Group, Inc.	46	1,550
SCANA Corp.	40	1,691
Sempra Energy	34	1,827
Wisconsin Energy Corp.	54	1,751
Xcel Energy, Inc.	66	1,706

Total Multi-Utilities		26,483

Multiline Retail 0.5%
Dollar General Corp.*	47	1,864
Dollar Tree, Inc.*	19	1,519
Family Dollar Stores, Inc.	34	1,993
J.C. Penney Co., Inc.	59	1,893
Kohl’s Corp.	33	1,749
Macy’s, Inc.	58	1,771
Nordstrom, Inc.	32	1,622
Sears Holdings Corp.*	26	2,033
Target Corp.	34	1,862

Total Multiline Retail		16,306

Office Electronics 0.0%(b)
Xerox Corp.	198	1,620

Total Office Electronics		1,620

Oil, Gas & Consumable Fuels 2.2%
Alpha Natural Resources, Inc.*	45	1,082
Anadarko Petroleum Corp.	19	1,491
Apache Corp.	12	1,196
Arch Coal, Inc.	77	1,403
Cabot Oil & Gas Corp.	19	1,477
Cameco Corp.	64	1,371
Canadian Natural Resources Ltd.	48	1,697
Cenovus Energy, Inc.	47	1,607
Chesapeake Energy Corp.	45	1,265
Chevron Corp.	12	1,261
Cimarex Energy Co.	27	1,728
Concho Resources, Inc.*	21	1,989
ConocoPhillips	28	1,950
Consol Energy, Inc.	32	1,368
Continental Resources, Inc.*	26	1,577
Denbury Resources, Inc.*	97	1,523
Devon Energy Corp.	28	1,819
El Paso Corp.	86	2,151
Enbridge, Inc.	45	1,562
Encana Corp.	65	1,410
Energen Corp.	33	1,619
EOG Resources, Inc.	21	1,878
EQT Corp.	26	1,651
Exxon Mobil Corp.	19	1,484
Hess Corp.	26	1,627
HollyFrontier Corp.	45	1,381
Kinder Morgan Management LLC*	26	1,752
Kinder Morgan, Inc.	57	1,630
Marathon Oil Corp.	56	1,458
Marathon Petroleum Corp.	45	1,615
Murphy Oil Corp.	33	1,827
Newfield Exploration Co.*	33	1,329
Nexen, Inc.	71	1,206
Noble Energy, Inc.	21	1,876
Occidental Petroleum Corp.	21	1,952
Peabody Energy Corp.	33	1,431
Pioneer Natural Resources Co.	19	1,594
Plains Exploration & Production Co.*	52	1,638
QEP Resources, Inc.	47	1,671
Range Resources Corp.	28	1,927

See Notes to Financial Statements.

RYDEX MSCI ACWI EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Southwestern Energy Co.*	48	$2,018
Spectra Energy Corp.	58	1,660
Suncor Energy, Inc.	53	1,691
Sunoco, Inc.	39	1,452
Talisman Energy, Inc.	99	1,406
TransCanada Corp.	41	1,765
Ultra Petroleum Corp.*	45	1,434
Valero Energy Corp.	72	1,771
Whiting Petroleum Corp.*	33	1,536
Williams Cos., Inc.(The)	60	1,807

Total Oil, Gas & Consumable Fuels		80,013

Paper & Forest Products 0.1%
International Paper Co.	60	1,662
MeadWestvaco Corp.	59	1,647

Total Paper & Forest Products		3,309

Personal Products 0.1%
Avon Products, Inc.	72	1,316
Estee Lauder Cos., Inc.(The) — Class A	12	1,182

Total Personal Products		2,498

Pharmaceuticals 0.6%
Abbott Laboratories	34	1,832
Allergan, Inc.	20	1,682
Bristol-Myers Squibb Co.	52	1,643
Eli Lilly & Co.	48	1,784
Forest Laboratories, Inc.*	46	1,440
Hospira, Inc.*	32	1,006
Johnson & Johnson, Inc.	28	1,803
Merck & Co., Inc.	45	1,553
Mylan, Inc.*	79	1,546
Perrigo Co.	12	1,083
Pfizer, Inc.	86	1,656
Valeant Pharmaceuticals International, Inc.	32	1,266
Warner Chilcott PLC — Class A	89	1,613
Watson Pharmaceuticals, Inc.*	28	1,880

Total Pharmaceuticals		21,787

Professional Services 0.3%
Dun & Bradstreet Corp.(The)	28	1,872
Equifax, Inc.	45	1,582
Manpower, Inc.	39	1,682
Nielsen Holdings NV*	52	1,526
Robert Half International, Inc.	65	1,718
Verisk Analytics, Inc. — Class A*	47	1,652

Total Professional Services		10,032

Real Estate Investment Trusts (REITs) 1.0%
Annaly Capital Management, Inc.	84	1,415
AvalonBay Communities, Inc.	14	1,872
Boston Properties, Inc.	12	1,188
Duke Realty Corp.	129	1,584
Equity Residential	27	1,584
Federal Realty Investment Trust	21	1,864
General Growth Properties, Inc.	118	1,735
HCP, Inc.	48	1,913
Health Care REIT, Inc.	34	1,791
Host Hotels & Resorts, Inc.	136	1,941
Kimco Realty Corp.	92	1,607
Liberty Property Trust	46	1,472
Macerich Co.(The)	33	1,642
Plum Creek Timber Co., Inc.	48	1,808
ProLogis, Inc.	59	1,756
Public Storage	13	1,678
Rayonier, Inc.	40	1,669
Regency Centers Corp.	41	1,679
Simon Property Group, Inc.	13	1,670
Ventas, Inc.	25	1,390
Vornado Realty Trust	20	1,656
Weyerhaeuser Co.	92	1,654

Total Real Estate Investment Trusts (REITs)		36,568

Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. — Class A	52	1,508
CBRE Group, Inc.*	100	1,778

Total Real Estate Management & Development		3,286

Road & Rail 0.3%
Canadian National Railway Co.	19	1,490
Canadian Pacific Railway Ltd.	26	1,609
CSX Corp.	72	1,599
Hertz Global Holdings, Inc.*	142	1,647
J.B. Hunt Transport Services, Inc.	40	1,692
Norfolk Southern Corp.	28	2,072
Union Pacific Corp.	21	2,091

Total Road & Rail		12,200

Semiconductors & Semiconductor Equipment 0.9%
Advanced Micro Devices, Inc.*	230	1,341
Altera Corp.	47	1,782
Analog Devices, Inc.	46	1,682
Applied Materials, Inc.	138	1,700
Avago Technologies Ltd.	46	1,553
Broadcom Corp. — Class A*	47	1,696
Cree, Inc.*	53	1,412
First Solar, Inc.*	12	597
Intel Corp.	79	1,939
KLA-Tencor Corp.	48	2,260
Lam Research Corp.*	39	1,677
Linear Technology Corp.	60	1,939
LSI Corp.*	231	1,444
Marvell Technology Group Ltd.*	117	1,637
Maxim Integrated Products, Inc.	64	1,674
Microchip Technology, Inc.	45	1,627
Micron Technology, Inc.*	256	1,431
NVIDIA Corp.*	108	1,598
Texas Instruments, Inc.	57	1,752
Xilinx, Inc.	54	1,807

Total Semiconductors & Semiconductor Equipment		32,548

Software 0.8%
Activision Blizzard, Inc.	130	1,741
Adobe Systems, Inc.*	56	1,647
Autodesk, Inc.*	59	2,041
BMC Software, Inc.*	39	1,356
CA, Inc.	80	1,733
Citrix Systems, Inc.*	25	1,821
Electronic Arts, Inc.*	73	1,705
Intuit, Inc.	33	1,771
Microsoft Corp.	58	1,544
Nuance Communications, Inc.*	85	2,251
Oracle Corp.	60	1,966
Red Hat, Inc.*	39	1,936
Salesforce.com, Inc.*	13	1,731
Symantec Corp.*	91	1,548

See Notes to Financial Statements.

ANNUAL REPORT      129

RYDEX MSCI ACWI EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Synopsys, Inc.*	58	$1,555
VMware, Inc. — Class A*	21	2,053

Total Software		28,399

Specialty Retail 0.9%
Abercrombie & Fitch Co. — Class A	27	2,009
Advance Auto Parts, Inc.	27	1,757
AutoZone, Inc.*	7	2,265
Bed Bath & Beyond, Inc.*	26	1,608
Best Buy Co., Inc.	57	1,495
CarMax, Inc.*	61	1,834
GameStop Corp. — Class A*	64	1,636
Gap, Inc.(The)	91	1,720
Home Depot, Inc.	46	1,647
Limited Brands, Inc.	39	1,666
Lowe’s Cos., Inc.	78	1,640
O’Reilly Automotive, Inc.*	28	2,129
PetSmart, Inc.	41	1,925
Ross Stores, Inc.	19	1,667
Staples, Inc.	113	1,690
Tiffany & Co.	19	1,515
TJX Cos., Inc.	25	1,473
Urban Outfitters, Inc.*	58	1,580

Total Specialty Retail		31,256

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	25	1,627
Fossil, Inc.*	11	1,140
Gildan Activewear, Inc.	59	1,521
Lululemon Athletica, Inc.*	26	1,469
NIKE, Inc. — Class B	21	2,023
Ralph Lauren Corp.	14	2,223
V.F. Corp.	13	1,797

Total Textiles, Apparel & Luxury Goods		11,800

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	254	1,588
New York Community Bancorp, Inc.	125	1,664
People’s United Financial, Inc.	139	1,772

Total Thrifts & Mortgage Finance		5,024

Tobacco 0.2%
Altria Group, Inc.	60	1,653
Lorillard, Inc.	13	1,439
Philip Morris International, Inc.	28	1,956
Reynolds American, Inc.	48	1,857

Total Tobacco		6,905

Trading Companies & Distributors 0.1%
Fastenal Co.	46	1,752
W.W. Grainger, Inc.	10	1,713

Total Trading Companies & Distributors		3,465

Water Utilities 0.0%(b)
American Water Works Co., Inc.	53	1,618

Total Water Utilities		1,618

Wireless Telecommunication Services 0.3%
American Tower Corp. — Class A*	25	1,377
Crown Castle International Corp.*	41	1,696
MetroPCS Communications, Inc.*	133	1,130
NII Holdings, Inc.*	39	918
Rogers Communications, Inc. — Class B	39	1,418
SBA Communications Corp. — Class A*	48	1,828
Sprint Nextel Corp.*	437	1,123

Total Wireless Telecommunication Services		9,490

Total Common Stocks (Cost $1,062,965)		1,023,024

EXCHANGE TRADED FUNDS 69.8%
Rydex MSCI EAFE Equal Weight ETF†	36,992	1,368,704
Rydex MSCI Emerging Markets Equal Weight ETF†	33,275	1,135,010

Total Exchange Traded Funds (Cost $2,701,312)		2,503,714

SHORT TERM INVESTMENTS 1.7%
SSgA Government Money Market Fund	59,788	59,788

Total Short Term Investments (Cost $59,788)		59,788

Total Investments 100.0%(a) (Cost $3,824,065)		3,586,526

Other Assets in Excess of Liabilities—0.0%(b)		1,524

Net Assets—100.0%		$3,588,050

*	Non-Income Producing Security.

†	Investment in an affiliated issuer.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

INVESTMENT CONCENTRATION
At October 31, 2011, the investment diversification of the Fund was as follows:

% of Total
Country	Investments

International	69.81%
United States	26.95%
Canada	1.82%
Bermuda	0.42%
Ireland	0.37%
Switzerland	0.33%
Singapore	0.09%
Netherlands	0.08%
Liberia	0.05%
Panama	0.04%
Netherlands Antilles	0.04%

Total Investments	100.00%

See Notes to Financial Statements.

RYDEX S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.6%
Auto Components 2.9%
Goodyear Tire & Rubber Co.(The)*	23,869	$342,759
Johnson Controls, Inc.	8,713	286,919

Total Auto Components		629,678

Automobiles 2.7%
Ford Motor Co.*	25,145	293,694
Harley-Davidson, Inc.	7,075	275,217

Total Automobiles		568,911

Distributors 1.3%
Genuine Parts Co.	4,985	286,289

Total Distributors		286,289

Diversified Consumer Services 3.7%
Apollo Group, Inc. — Class A*	5,546	262,603
DeVry, Inc.	6,262	235,952
H&R Block, Inc.	18,678	285,587

Total Diversified Consumer Services		784,142

Hotels, Restaurants & Leisure 14.3%
Carnival Corp.	7,907	278,406
Chipotle Mexican Grill, Inc.*	836	280,996
Darden Restaurants, Inc.	5,813	278,326
International Game Technology	17,541	308,546
Marriott International, Inc. — Class A	9,145	288,068
McDonald’s Corp.	2,981	276,786
Starbucks Corp.	6,751	285,837
Starwood Hotels & Resorts Worldwide, Inc.	5,875	294,396
Wyndham Worldwide Corp.	8,351	281,178
Wynn Resorts Ltd.	1,761	233,861
Yum! Brands, Inc.	4,921	263,618

Total Hotels, Restaurants & Leisure		3,070,018

Household Durables 9.7%
DR Horton, Inc.	27,144	302,113
Harman International Industries, Inc.	7,841	338,417
Leggett & Platt, Inc.	12,237	267,990
Lennar Corp. — Class A	18,987	314,045
Newell Rubbermaid, Inc.	20,252	299,730
Pulte Homes, Inc.*	58,790	304,532
Whirlpool Corp.	4,832	245,514

Total Household Durables		2,072,341

Internet & Catalog Retail 4.0%
Amazon.com, Inc.*	1,140	243,401
Expedia, Inc.	8,916	234,134
Netflix, Inc.*	1,623	133,216
priceline.com, Inc.*	501	254,368

Total Internet & Catalog Retail		865,119

Leisure Equipment & Products 2.6%
Hasbro, Inc.	7,264	276,468
Mattel, Inc.	9,750	275,340

Total Leisure Equipment & Products		551,808

Media 20.3%
Cablevision Systems Corp. — Class A	14,725	213,071
CBS Corp. — Class B	11,087	286,155
Comcast Corp. — Class A	11,582	271,598
DIRECTV — Class A*	6,017	273,533
Discovery Communications, Inc. — Class A*	6,573	285,663
Gannett Co., Inc.	26,131	305,471
Interpublic Group of Cos., Inc.(The)	33,067	313,475
McGraw-Hill Cos., Inc.(The)	5,790	246,075
News Corp. — Class A	15,684	274,784
Omnicom Group, Inc.	6,641	295,392
Scripps Networks Interactive, Inc. — Class A	6,154	261,422
Time Warner Cable, Inc.	4,063	258,772
Time Warner, Inc.	8,574	300,004
Viacom, Inc. — Class B	5,638	247,226
Walt Disney Co.(The)	8,018	279,668
Washington Post Co.(The) — Class B	748	254,440

Total Media		4,366,749

Multiline Retail 10.9%
Big Lots, Inc.*	7,848	295,791
Family Dollar Stores, Inc.	4,889	286,642
J.C. Penney Co., Inc.	9,388	301,167
Kohl’s Corp.	5,500	291,555
Macy’s, Inc.	9,469	289,088
Nordstrom, Inc.	5,530	280,316
Sears Holdings Corp.*	4,220	329,920
Target Corp.	4,964	271,779

Total Multiline Retail		2,346,258

Specialty Retail 21.8%
Abercrombie & Fitch Co. — Class A	3,875	288,300
AutoNation, Inc.*	6,987	272,074
AutoZone, Inc.*	792	256,283
Bed Bath & Beyond, Inc.*	4,374	270,488
Best Buy Co., Inc.	10,317	270,615
CarMax, Inc.*	8,933	268,526
GameStop Corp. — Class A*	10,616	271,451
Gap, Inc.(The)	15,365	290,398
Home Depot, Inc.	7,589	271,686
Limited Brands, Inc.	6,577	280,904
Lowe’s Cos., Inc.	13,019	273,659
O’Reilly Automotive, Inc.*	3,673	279,332
Ross Stores, Inc.	3,244	284,596
Staples, Inc.	17,849	267,021
Tiffany & Co.	3,519	280,570
TJX Cos., Inc.	4,634	273,082
Urban Outfitters, Inc.*	10,530	286,943

Total Specialty Retail		4,685,928

Textiles, Apparel & Luxury Goods 5.4%
Coach, Inc.	4,460	290,212
NIKE, Inc. — Class B	2,951	284,329
Ralph Lauren Corp.	1,809	287,251
V.F. Corp.	2,121	293,165

Total Textiles, Apparel & Luxury Goods		1,154,957

Total Common Stocks (Cost $20,250,969)		21,382,198

SHORT TERM INVESTMENTS 0.4%
SSgA Government Money Market Fund	78,144	78,144

Total Short Term Investments (Cost $78,144)		78,144

Total Investments 100.0%(a) (Cost $20,329,113)		21,460,342

Other Assets in Excess of Liabilities—0.0%(b)		6,396

Net Assets—100.0%		$21,466,738

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

ANNUAL REPORT      131

RYDEX S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%
Beverages 19.1%
Beam, Inc.	16,383	$809,812
Brown-Forman Corp. — Class B	10,189	761,424
Coca-Cola Co.(The)	10,028	685,113
Coca-Cola Enterprises, Inc.	26,094	699,841
Constellation Brands, Inc. — Class A*	37,191	752,002
Dr Pepper Snapple Group, Inc.	18,737	701,701
Molson Coors Brewing Co. — Class B	16,636	704,368
PepsiCo, Inc.	11,512	724,680

Total Beverages		5,838,941

Food & Staples Retailing 21.5%
Costco Wholesale Corp.	8,470	705,128
CVS Caremark Corp.	19,660	713,658
Kroger Co.(The)	31,651	733,670
Safeway, Inc.	39,704	769,066
SUPERVALU, Inc.	92,715	743,574
Sysco Corp.	26,018	721,219
Wal-Mart Stores, Inc.	13,491	765,210
Walgreen Co.	19,281	640,129
Whole Foods Market, Inc.	10,391	749,399

Total Food & Staples Retailing		6,541,053

Food Products 36.2%
Archer-Daniels-Midland Co.	25,140	727,552
Campbell Soup Co.	22,740	756,105
ConAgra Foods, Inc.	29,952	758,684
Dean Foods Co.*	79,156	769,396
General Mills, Inc.	18,867	726,945
H.J. Heinz Co.	13,938	744,847
Hershey Co.(The)	12,078	691,224
Hormel Foods Corp.	25,551	752,988
J.M. Smucker Co.(The)	9,665	744,398
Kellogg Co.	13,284	720,126
Kraft Foods, Inc. — Class A	20,431	718,763
McCormick & Co., Inc.	15,175	736,898
Mead Johnson Nutrition Co.	9,383	674,168
Sara Lee Corp.	40,867	727,433
Tyson Foods, Inc. — Class A	41,080	792,844

Total Food Products		11,042,371

Household Products 9.2%
Clorox Co.	10,291	688,879
Colgate-Palmolive Co.	7,703	696,120
Kimberly-Clark Corp.	10,277	716,410
Procter & Gamble Co.	11,183	715,600

Total Household Products		2,817,009

Personal Products 4.3%
Avon Products, Inc.	32,836	600,242
Estee Lauder Cos., Inc. — Class A	7,101	699,094

Total Personal Products		1,299,336

Tobacco 9.5%
Altria Group, Inc.	26,616	733,271
Lorillard, Inc.	6,388	706,896
Philip Morris International, Inc.	10,377	725,041
Reynolds American, Inc.	18,908	731,361

Total Tobacco		2,896,569

Total Common Stocks (Cost $28,006,480)		30,435,279

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	49,529	49,529

Total Short Term Investments (Cost $49,529)		49,529

Total Investments 99.9%(a) (Cost $28,056,009)		30,484,808

Other Assets in Excess of Liabilities—0.1%		22,366

Net Assets—100.0%		$30,507,174

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.

RYDEX S&P 500 EQUAL WEIGHT ENERGY ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%
Energy Equipment & Services 25.3%
Baker Hughes, Inc.	13,907	$806,467
Cameron International Corp.*	15,467	760,048
Diamond Offshore Drilling, Inc.	12,849	842,124
FMC Technologies, Inc.*	18,809	843,019
Halliburton Co.	20,523	766,739
Helmerich & Payne, Inc.	15,345	816,047
Nabors Industries Ltd.*	44,590	817,335
National-Oilwell Varco, Inc.	12,557	895,691
Noble Corp.	23,070	829,136
Rowan Cos., Inc.*	21,610	745,329
Schlumberger Ltd.	11,092	814,929

Total Energy Equipment & Services		8,936,864

Oil, Gas & Consumable Fuels 74.6%
Alpha Natural Resources, Inc.*	27,755	667,230
Anadarko Petroleum Corp.	11,030	865,855
Apache Corp.	8,390	835,896
Cabot Oil & Gas Corp.	11,546	897,355
Chesapeake Energy Corp.	25,940	729,433
Chevron Corp.	8,239	865,507
ConocoPhillips	12,219	851,053
CONSOL Energy, Inc.	19,028	813,637
Denbury Resources, Inc.*	56,525	887,443
Devon Energy Corp.	12,520	813,174
El Paso Corp.	41,978	1,049,870
EOG Resources, Inc.	9,045	808,894
EQT Corp.	13,391	850,329
Exxon Mobil Corp.	11,034	861,645
Hess Corp.	13,290	831,422
Marathon Oil Corp.	32,115	835,953
Marathon Petroleum Corp.	23,264	835,178
Murphy Oil Corp.	15,677	868,036
Newfield Exploration Co.*	16,517	664,974
Noble Energy, Inc.	9,946	888,576
Occidental Petroleum Corp.	9,824	913,043
Peabody Energy Corp.	17,646	765,307
Pioneer Natural Resources Co.	10,362	869,372
QEP Resources, Inc.	24,174	859,386
Range Resources Corp.	12,941	890,858
Southwestern Energy Co.*	21,019	883,639
Spectra Energy Corp.	31,315	896,548
Sunoco, Inc.	21,904	815,486
Tesoro Corp.*	34,500	894,930
Valero Energy Corp.	36,969	909,437
Williams Cos., Inc.(The)	30,127	907,124

Total Oil, Gas & Consumable Fuels		26,326,590

Total Common Stocks (Cost $41,062,236)		35,263,454

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	17,483	17,483

Total Short Term Investments (Cost $17,483)		17,483

Total Investments 100.0%(a) (Cost $41,079,719)		35,280,937

Other Assets in Excess of Liabilities—0.0%(b)		6,537

Net Assets—100.0%		$35,287,474

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

ANNUAL REPORT      133

RYDEX S&P 500 EQUAL WEIGHT FINANCIALS ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%
Capital Markets 18.2%
Ameriprise Financial, Inc.	4,538	$211,834
Bank of New York Mellon Corp.(The)	9,637	205,075
BlackRock, Inc.	1,270	200,393
Charles Schwab Corp.(The)	16,403	201,429
E*Trade Financial Corp.*	17,657	191,578
Federated Investors, Inc. — Class B	11,521	225,120
Franklin Resources, Inc.	1,711	182,444
Goldman Sachs Group, Inc.(The)	1,890	207,050
Invesco Ltd.	11,182	224,423
Janus Capital Group, Inc.	29,592	194,124
Legg Mason, Inc.	6,917	190,218
Morgan Stanley	12,441	219,459
Northern Trust Corp.	5,473	221,492
State Street Corp.	5,863	236,807
T. Rowe Price Group, Inc.	3,849	203,381

Total Capital Markets		3,114,827

Commercial Banks 16.0%
BB&T Corp.	8,999	210,037
Comerica, Inc.	8,205	209,638
Fifth Third Bancorp	19,283	231,589
First Horizon National Corp.	30,397	212,475
Huntington Bancshares, Inc.	39,709	205,693
KeyCorp	31,104	219,594
M&T Bank Corp.	2,746	208,998
PNC Financial Services Group, Inc.	3,943	211,778
Regions Financial Corp.	51,127	200,929
SunTrust Banks, Inc.	10,210	201,443
US Bancorp	8,464	216,594
Wells Fargo & Co.	8,138	210,856
Zions Bancorp	11,917	206,879

Total Commercial Banks		2,746,503

Consumer Finance 4.7%
American Express Co.	4,041	204,555
Capital One Financial Corp.	4,686	213,963
Discover Financial Services	7,591	178,844
SLM Corp.	15,119	206,677

Total Consumer Finance		804,039

Diversified Financial Services 10.8%
Bank of America Corp.	28,023	191,397
Citigroup, Inc.	7,083	223,752
CME Group, Inc. — Class A	750	206,670
IntercontinentalExchange, Inc.*	1,624	210,925
JPMorgan Chase & Co.	6,050	210,298
Leucadia National Corp.	7,055	189,286
Moody’s Corp.	6,221	220,783
Nasdaq OMX Group, Inc.(The)*	8,040	201,402
NYSE Euronext	7,196	191,198

Total Diversified Financial Services		1,845,711

Insurance 27.8%
ACE Ltd.	3,240	233,766
AFLAC, Inc.	5,555	250,475
Allstate Corp.(The)	8,089	213,064
American International Group, Inc.*	8,122	200,532
Aon Corp.	4,622	215,478
Assurant, Inc.	5,657	218,021
Berkshire Hathaway, Inc. — Class B*	2,820	219,565
Chubb Corp.(The)	3,354	224,886
Cincinnati Financial Corp.	7,259	210,076
Genworth Financial, Inc. — Class A*	33,156	211,535
Hartford Financial Services Group, Inc.	10,670	205,398
Lincoln National Corp.	10,427	198,634
Loews Corp.	5,375	213,388
Marsh & McLennan Cos., Inc.	7,120	218,014
MetLife, Inc.	6,177	217,183
Principal Financial Group, Inc.	7,914	204,023
Progressive Corp.(The)	11,089	210,802
Prudential Financial, Inc.	3,944	213,765
Torchmark Corp.	5,422	221,923
Travelers Cos., Inc.(The)	4,018	234,450
Unum Group	8,755	208,719
XL Group PLC	10,133	220,291

Total Insurance		4,763,988

Real Estate Investment Trusts (REITs) 18.4%
Apartment Investment & Management Co. — Class A	7,551	186,283
AvalonBay Communities, Inc.	1,565	209,225
Boston Properties, Inc.	1,965	194,515
Equity Residential	3,482	204,324
HCP, Inc.	5,463	217,701
Health Care REIT, Inc.	4,006	211,076
Host Hotels & Resorts, Inc.	16,927	241,548
Kimco Realty Corp.	12,177	212,732
Plum Creek Timber Co., Inc.	5,491	206,791
ProLogis, Inc.	7,373	219,420
Public Storage	1,655	213,578
Simon Property Group, Inc.	1,699	218,220
Ventas, Inc.	3,805	211,596
Vornado Realty Trust	2,359	195,349
Weyerhaeuser Co.	11,475	206,320

Total Real Estate Investment Trusts (REITs)		3,148,678

Real Estate Management & Development 1.4%
CBRE Group, Inc.*	13,404	238,323

Total Real Estate Management & Development		238,323

Thrifts & Mortgage Finance 2.5%
Hudson City Bancorp, Inc.	34,172	213,575
People’s United Financial, Inc.	16,550	211,012

Total Thrifts & Mortgage Finance		424,587

Total Common Stocks (Cost $18,834,632)		17,086,656

SHORT TERM INVESTMENTS 0.2%
SSgA Government Money Market Fund	39,483	39,483

Total Short Term Investments (Cost $39,483)		39,483

Total Investments 100.0%(a) (Cost $18,874,115)		17,126,139

Other Assets in Excess of Liabilities—0.0%(b)		7,066

Net Assets—100.0%		$17,133,205

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P 500 EQUAL WEIGHT HEALTH CARE ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%
Biotechnology 8.3%
Amgen, Inc.	18,258	$1,045,635
Biogen Idec, Inc.*	10,225	1,189,781
Celgene Corp.*	16,913	1,096,470
Gilead Sciences, Inc.*	25,535	1,063,788

Total Biotechnology		4,395,674

Health Care Equipment & Supplies 27.0%
Baxter International, Inc.	18,299	1,006,079
Becton, Dickinson and Co.	13,369	1,045,857
Boston Scientific Corp.*	158,037	930,838
C.R. Bard, Inc.	11,277	969,258
CareFusion Corp.*	41,914	1,072,998
Covidien PLC	21,419	1,007,550
DENTSPLY International, Inc.	30,003	1,108,911
Edwards Lifesciences Corp.*	13,472	1,016,058
Intuitive Surgical, Inc.*	2,645	1,147,560
Medtronic, Inc.	29,671	1,030,770
St Jude Medical, Inc.	23,783	927,537
Stryker Corp.	20,925	1,002,517
Varian Medical Systems, Inc.*	19,176	1,126,015
Zimmer Holdings, Inc.*	18,203	958,024

Total Health Care Equipment & Supplies		14,349,972

Health Care Providers & Services 32.1%
Aetna, Inc.	25,002	994,079
AmerisourceBergen Corp.	26,372	1,075,978
Cardinal Health, Inc.	24,131	1,068,279
CIGNA Corp.	22,353	991,132
Coventry Health Care, Inc.*	30,616	973,895
DaVita, Inc.*	14,176	992,320
Express Scripts, Inc.*	25,141	1,149,698
Humana, Inc.	13,114	1,113,247
Laboratory Corp. of America Holdings*	12,427	1,042,004
McKesson Corp.	13,562	1,105,981
Medco Health Solutions, Inc.*	20,647	1,132,694
Patterson Cos., Inc.	36,963	1,163,226
Quest Diagnostics, Inc.	21,122	1,178,608
Tenet Healthcare Corp.*	217,183	1,027,276
UnitedHealth Group, Inc.	20,491	983,363
WellPoint, Inc.	15,374	1,059,269

Total Health Care Providers & Services		17,051,049

Health Care Technology 1.8%
Cerner Corp.*	15,325	972,065

Total Health Care Technology		972,065

Life Sciences Tools & Services 9.5%
Agilent Technologies, Inc.*	28,506	1,056,717
Life Technologies Corp.*	25,415	1,033,628
PerkinElmer, Inc.	49,122	1,015,352
Thermo Fisher Scientific, Inc.*	18,987	954,477
Waters Corp.*	12,566	1,006,788

Total Life Sciences Tools & Services		5,066,962

Pharmaceuticals 21.1%
Abbott Laboratories	19,903	1,072,175
Allergan, Inc.	12,476	1,049,481
Bristol-Myers Squibb Co.	34,048	1,075,576
Eli Lilly & Co.	27,438	1,019,596
Forest Laboratories, Inc.*	31,179	975,903
Hospira, Inc.*	26,167	822,952
Johnson & Johnson, Inc.	16,015	1,031,206
Merck & Co., Inc.	31,619	1,090,856
Mylan, Inc.*	50,085	980,163
Pfizer, Inc.	56,586	1,089,846
Watson Pharmaceuticals, Inc.*	15,376	1,032,652

Total Pharmaceuticals		11,240,406

Total Common Stocks (Cost $55,392,482)		53,076,128

SHORT TERM INVESTMENTS 0.2%
SSgA Government Money Market Fund	109,893	109,893

Total Short Term Investments (Cost $109,893)		109,893

Total Investments 100.0%(a) (Cost $55,502,375)		53,186,021

Other Assets in Excess of Liabilities—0.0%(b)		9,652

Net Assets—100.0%		$53,195,673

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

ANNUAL REPORT      135

RYDEX S&P 500 EQUAL WEIGHT INDUSTRIALS ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 100.0%
Aerospace & Defense 20.2%
Boeing Co.(The)	3,766	$247,765
General Dynamics Corp.	4,043	259,520
Goodrich Corp.	2,749	337,110
Honeywell International, Inc.	5,248	274,995
L-3 Communications Holdings, Inc.	3,660	248,075
Lockheed Martin Corp.	3,271	248,269
Northrop Grumman Corp.	4,490	259,297
Precision Castparts Corp.	1,446	235,915
Raytheon Co.	5,820	257,186
Rockwell Collins, Inc.	4,428	247,215
Textron, Inc.	12,868	249,897
United Technologies Corp.	3,257	253,981

Total Aerospace & Defense		3,119,225

Air Freight & Logistics 6.6%
C.H. Robinson Worldwide, Inc.	3,501	243,074
Expeditors International of Washington, Inc.	5,515	251,484
FedEx Corp.	3,231	264,393
United Parcel Service, Inc. — Class B	3,723	261,504

Total Air Freight & Logistics		1,020,455

Airlines 1.5%
Southwest Airlines Co.	27,665	236,536

Total Airlines		236,536

Building Products 1.9%
Masco Corp.	30,851	296,170

Total Building Products		296,170

Commercial Services & Supplies 12.6%
Avery Dennison Corp.	8,807	234,266
Cintas Corp.	7,782	232,604
Iron Mountain, Inc.	7,261	224,583
Pitney Bowes, Inc.	12,021	244,988
R.R. Donnelley & Sons Co.	16,397	267,271
Republic Services, Inc.	8,537	242,963
Stericycle, Inc.*	2,926	244,555
Waste Management, Inc.	7,696	253,429

Total Commercial Services & Supplies		1,944,659

Construction & Engineering 4.9%
Fluor Corp.	4,035	229,390
Jacobs Engineering Group, Inc.*	6,710	260,348
Quanta Services, Inc.*	13,045	272,510

Total Construction & Engineering		762,248

Electrical Equipment 5.2%
Emerson Electric Co.	5,348	257,346
Rockwell Automation, Inc.	4,092	276,824
Roper Industries, Inc.	3,226	261,628

Total Electrical Equipment		795,798

Industrial Conglomerates 6.4%
3M Co.	3,041	240,300
Danaher Corp.	5,322	257,319
General Electric Co.	15,084	252,053
Tyco International Ltd.	5,386	245,332

Total Industrial Conglomerates		995,004

Machinery 25.3%
Caterpillar, Inc.	2,840	268,266
Cummins, Inc.	2,515	250,067
Deere & Co.	3,137	238,098
Dover Corp.	4,658	258,659
Eaton Corp.	6,051	271,206
Flowserve Corp.	2,760	255,824
Illinois Tool Works, Inc.	5,383	261,775
Ingersoll-Rand PLC	6,846	213,116
Joy Global, Inc.	3,007	262,210
PACCAR, Inc.	6,461	279,374
Pall Corp.	5,488	280,821
Parker Hannifin Corp.	3,489	284,528
Snap-on, Inc.	4,747	254,772
Stanley Black & Decker, Inc.	4,275	272,959
Xylem, Inc.*	9,342	249,805

Total Machinery		3,901,480

Professional Services 5.2%
Dun & Bradstreet Corp.(The)	3,716	248,452
Equifax, Inc.	7,656	269,108
Robert Half International, Inc.	10,917	288,536

Total Professional Services		806,096

Road & Rail 6.8%
CSX Corp.	11,535	256,192
Norfolk Southern Corp.	3,481	257,559
Ryder System, Inc.	5,383	274,210
Union Pacific Corp.	2,671	265,952

Total Road & Rail		1,053,913

Trading Companies & Distributors 3.4%
Fastenal Co.	6,806	259,241
W.W. Grainger, Inc.	1,520	260,391

Total Trading Companies & Distributors		519,632

Total Common Stocks (Cost $15,598,394)		15,451,216

SHORT TERM INVESTMENTS 0.0%(b)
SSgA Government Money Market Fund	3,641	3,641

Total Short Term Investments (Cost $3,641)		3,641

Total Investments 100.0%(a) (Cost $15,602,035)		15,454,857

Liabilities in Excess of Other Assets—0.0%(b)		(4,446)

Net Assets—100.0%		$15,450,411

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P 500 EQUAL WEIGHT MATERIALS ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%
Chemicals 49.6%
Air Products & Chemicals, Inc.	14,377	$1,238,435
Airgas, Inc.	18,208	1,255,442
CF Industries Holdings, Inc.	6,738	1,093,375
Dow Chemical Co.(The)	41,978	1,170,347
Du Pont (E.I.) de Nemours & Co.	25,229	1,212,758
Eastman Chemical Co.	31,226	1,226,870
Ecolab, Inc.	22,775	1,226,206
FMC Corp.	15,419	1,216,405
International Flavors & Fragrances, Inc.	19,703	1,193,214
Monsanto Co.	16,855	1,226,201
Mosaic Co.(The)	20,003	1,171,376
PPG Industries, Inc.	15,113	1,305,914
Praxair, Inc.	11,805	1,200,214
Sherwin-Williams Co.(The)	15,701	1,298,630
Sigma-Aldrich Corp.	18,161	1,189,182

Total Chemicals		18,224,569

Construction Materials 3.0%
Vulcan Materials Co.	35,487	1,110,388

Total Construction Materials		1,110,388

Containers & Packaging 12.6%
Ball Corp.	34,357	1,187,721
Bemis Co., Inc.	38,088	1,070,654
Owens-Illinois, Inc.*	64,106	1,287,248
Sealed Air Corp.	62,111	1,105,576

Total Containers & Packaging		4,651,199

Metals & Mining 28.2%
AK Steel Holding Corp.	138,469	1,153,447
Alcoa, Inc.	99,075	1,066,047
Allegheny Technologies, Inc.	25,023	1,161,067
Cliffs Natural Resources, Inc.	15,119	1,031,418
Freeport-McMoRan Copper & Gold, Inc.	28,154	1,133,480
Newmont Mining Corp.	18,155	1,213,298
Nucor Corp.	33,910	1,281,120
Titanium Metals Corp.	74,969	1,255,731
United States Steel Corp.	42,355	1,074,123

Total Metals & Mining		10,369,731

Paper & Forest Products 6.4%
International Paper Co.	42,249	1,170,297
MeadWestvaco Corp.	42,325	1,181,291

Total Paper & Forest Products		2,351,588

Total Common Stocks (Cost $33,587,097)		36,707,475

SHORT TERM INVESTMENTS 0.2%
SSgA Government Money Market Fund	50,237	50,237

Total Short Term Investments (Cost $50,237)		50,237

Total Investments 100.0%(a) (Cost $33,637,334)		36,757,712

Other Assets in Excess of Liabilities—0.0%(b)		12,943

Net Assets—100.0%		$36,770,655

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

ANNUAL REPORT      137

RYDEX S&P 500 EQUAL WEIGHT TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%
Communications Equipment 12.0%
Cisco Systems, Inc.	84,042	$1,557,299
F5 Networks, Inc.*	16,778	1,744,073
Harris Corp.	34,320	1,295,580
JDS Uniphase Corp.*	105,864	1,270,368
Juniper Networks, Inc.*	69,409	1,698,438
Motorola Mobility Holdings, Inc.*	36,707	1,427,168
Motorola Solutions, Inc.	31,531	1,479,119
QUALCOMM, Inc.	26,085	1,345,986
Tellabs, Inc.	312,829	1,354,550

Total Communications Equipment		13,172,581

Computers & Peripherals 10.8%
Apple, Inc.*	3,494	1,414,301
Dell, Inc.*	92,282	1,458,978
EMC Corp.*	61,849	1,515,919
Hewlett-Packard Co.	59,941	1,595,030
Lexmark International, Inc. — Class A*	44,443	1,408,843
NetApp, Inc.*	37,278	1,526,907
SanDisk Corp.*	32,738	1,658,835
Western Digital Corp.*	46,922	1,250,002

Total Computers & Peripherals		11,828,815

Electronic Equipment, Instruments & Components 8.2%
Amphenol Corp. — Class A	31,468	1,494,415
Corning, Inc.	100,447	1,435,388
FLIR Systems, Inc.	50,166	1,319,366
Jabil Circuit, Inc.	80,631	1,657,773
Molex, Inc.	65,220	1,610,282
TE Connectivity Ltd.	42,032	1,494,237

Total Electronic Equipment, Instruments & Components		9,011,461

Internet Software & Services 8.2%
Akamai Technologies, Inc.*	62,275	1,677,689
eBay, Inc.*	42,641	1,357,263
Google, Inc. — Class A*	2,560	1,517,158
Monster Worldwide, Inc.*	157,016	1,449,258
VeriSign, Inc.	47,938	1,538,330
Yahoo!, Inc.*	91,498	1,431,029

Total Internet Software & Services		8,970,727

IT Services 19.0%
Accenture PLC — Class A	25,970	1,564,952
Automatic Data Processing, Inc.	27,611	1,444,884
Cognizant Technology Solutions Corp. — Class A*	21,608	1,571,982
Computer Sciences Corp.	47,999	1,510,049
Fidelity National Information Services, Inc.	53,300	1,395,394
Fiserv, Inc.*	25,742	1,515,432
International Business Machines Corp.	8,200	1,513,966
Mastercard, Inc. — Class A	4,032	1,400,072
Paychex, Inc.	51,556	1,502,342
SAIC, Inc.*	107,315	1,333,925
Teradata Corp.*	27,099	1,616,726
Total System Services, Inc.	76,232	1,516,254
Visa, Inc. — Class A	15,410	1,437,137
Western Union Co.(The)	85,024	1,485,369

Total IT Services		20,808,484

Office Electronics 1.3%
Xerox Corp.	174,617	1,428,367

Total Office Electronics		1,428,367

Semiconductors & Semiconductor Equipment 22.8%
Advanced Micro Devices, Inc.*	193,212	1,126,426
Altera Corp.	36,238	1,374,145
Analog Devices, Inc.	40,417	1,478,050
Applied Materials, Inc.	120,361	1,482,848
Broadcom Corp. — Class A*	39,168	1,413,573
First Solar, Inc.*	16,181	805,328
Intel Corp.	63,947	1,569,259
KLA-Tencor Corp.	35,556	1,674,332
Linear Technology Corp.	45,726	1,477,407
LSI Corp.*	209,141	1,307,131
MEMC Electronic Materials, Inc.*	200,513	1,201,073
Microchip Technology, Inc.	40,352	1,459,128
Micron Technology, Inc.*	199,313	1,114,160
Novellus Systems, Inc.*	46,091	1,592,444
NVIDIA Corp.*	89,583	1,325,829
Teradyne, Inc.*	110,576	1,583,448
Texas Instruments, Inc.	50,167	1,541,632
Xilinx, Inc.	43,794	1,465,347

Total Semiconductors & Semiconductor Equipment		24,991,560

Software 17.6%
Adobe Systems, Inc.*	54,751	1,610,227
Autodesk, Inc.*	47,769	1,652,807
BMC Software, Inc.*	33,222	1,154,797
CA, Inc.	65,652	1,422,022
Citrix Systems, Inc.*	24,346	1,773,119
Compuware Corp.*	165,314	1,396,903
Electronic Arts, Inc.*	61,229	1,429,697
Intuit, Inc.	28,592	1,534,533
Microsoft Corp.	51,536	1,372,404
Oracle Corp.	47,947	1,571,223
Red Hat, Inc.*	34,229	1,699,470
Salesforce.com, Inc.*	10,476	1,395,089
Symantec Corp.*	79,861	1,358,436

Total Software		19,370,727

Total Common Stocks (Cost $110,361,815)		109,582,722

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	100,077	100,077

Total Short Term Investments (Cost $100,077)		100,077

Total Investments 100.0%(a) (Cost $110,461,892)		109,682,799

Other Assets in Excess of Liabilities—0.0%(b)		2,526

Net Assets—100.0%		$109,685,325

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P 500 EQUAL WEIGHT UTILITIES ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.5%
Diversified Telecommunication Services 11.8%
AT&T, Inc.	27,223	$797,906
CenturyTel, Inc.	22,659	798,956
Frontier Communications Corp.	110,658	692,719
Verizon Communications, Inc.	21,426	792,334
Windstream Corp.	60,555	736,954

Total Diversified Telecommunication Services		3,818,869

Electric Utilities 32.2%
American Electric Power Co., Inc.	20,819	817,770
Duke Energy Corp.	39,952	815,820
Edison International	20,731	841,679
Entergy Corp.	11,911	823,884
Exelon Corp.	17,954	796,978
FirstEnergy Corp.	17,238	775,020
NextEra Energy, Inc.	14,140	797,496
Northeast Utilities	22,578	780,521
Pepco Holdings, Inc.	40,687	805,603
Pinnacle West Capital Corp.	17,692	806,401
PPL Corp.	27,056	794,635
Progress Energy, Inc.	15,428	803,799
Southern Co.	18,395	794,664

Total Electric Utilities		10,454,270

Gas Utilities 5.1%
Nicor, Inc.	14,142	795,488
Oneok, Inc.	11,409	867,654

Total Gas Utilities		1,663,142

Independent Power Producers & Energy Traders 7.1%
AES Corp.(The)*	70,826	794,667
Constellation Energy Group, Inc.	19,927	791,102
NRG Energy, Inc.*	33,028	707,460

Total Independent Power Producers & Energy Traders		2,293,229

Multi-Utilities 37.0%
Ameren Corp.	25,720	819,954
CenterPoint Energy, Inc.	39,065	814,115
CMS Energy Corp.	38,402	799,530
Consolidated Edison, Inc.	13,562	784,833
Dominion Resources, Inc.	15,697	809,808
DTE Energy Co.	15,432	804,161
Integrys Energy Group, Inc.	15,619	826,401
NiSource, Inc.	35,147	776,397
PG&E Corp.	18,411	789,832
Public Service Enterprise Group, Inc.	22,668	763,912
SCANA Corp.	19,482	823,699
Sempra Energy	14,693	789,455
TECO Energy, Inc.	42,169	783,078
Wisconsin Energy Corp.	24,531	795,540
Xcel Energy, Inc.	30,921	799,308

Total Multi-Utilities		11,980,023

Wireless Telecommunication Services 6.3%
American Tower Corp. — Class A*	14,400	793,440
MetroPCS Communications, Inc.*	76,809	652,877
Sprint Nextel Corp.*	232,209	596,777

Total Wireless Telecommunication Services		2,043,094

Total Common Stocks (Cost $30,896,068)		32,252,627

SHORT TERM INVESTMENTS 0.4%
SSgA Government Money Market Fund	125,410	125,410

Total Short Term Investments (Cost $125,410)		125,410

Total Investments 99.9%(a) (Cost $31,021,478)		32,378,037

Other Assets in Excess of Liabilities—0.1%		39,201

Net Assets—100.0%		$32,417,238

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.

ANNUAL REPORT      139

STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2011

		Rydex S&P	Rydex S&P
	Rydex S&P 500	MidCap 400	SmallCap 600	Rydex Russell
	Equal	Equal	Equal	MidCap® Equal
	Weight ETF	Weight ETF	Weight ETF	Weight ETF
Assets
Investments at Market Value*	$3,062,303,166	$2,825,418	$5,639,255	$54,498,084
Cash	—	—	—	84
Receivables:
Investments Sold	5,995,483	9,354	13,771	—
Fund Shares Sold	220,146,497	—	—	1,601,220
Dividends	2,024,122	1,462	1,828	25,293

Total Assets	3,290,469,268	2,836,234	5,654,854	56,124,681

Liabilities
Payables:
Investments Purchased	225,843,045	9,196	6,129	1,600,149
Accrued Management Fees	817,370	900	1,795	16,954

Total Liabilities	226,660,415	10,096	7,924	1,617,103

Net Assets	$3,063,808,853	$2,826,138	$5,646,930	$54,507,578

Net Assets Consist of:
Paid-in Capital	$3,675,956,797	$2,976,025	$5,629,931	$55,040,465
Undistributed Net Investment Income	818,113	1,484	2,570	36,985
Accumulated Net Realized Gain (Loss) on Investment Securities	(492,543,959)	(8,710)	(12,815)	(278,705)
Net Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency	(120,422,098)	(142,661)	27,244	(291,167)

Net Assets	$3,063,808,853	$2,826,138	$5,646,930	$54,507,578

Shares Outstanding (Unlimited Shares Authorized), No Par Value	65,508,863	100,000	200,000	1,750,000

Net Asset Value, Offering Price and Repurchase Price Per Share	$46.77	$28.26	$28.23	$31.15

*Total Cost of Investments	$3,182,725,264	$2,968,079	$5,612,011	$54,789,251

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)	October 31, 2011

				Rydex MSCI
	Rydex Russell	Rydex Russell	Rydex MSCI	Emerging
	1000® Equal	2000® Equal	EAFE Equal	Markets Equal
	Weight ETF	Weight ETF	Weight ETF	Weight ETF
Assets
Investments at Market Value*	$34,188,640	$23,574,186	$11,021,552	$16,874,198
Foreign currency, at value (Cost $0, $221, $19,711 and $40,086, respectively)	—	206	20,092	40,198
Cash	—	215	230	—
Receivables:
Investments Sold	29,936	10,272	—	—
Fund Shares Sold	—	2,947,983	—	—
Dividends	17,397	7,808	56,774	8,864

Total Assets	34,235,973	26,540,670	11,098,648	16,923,260

Liabilities
Payables:
Investments Purchased	44,680	2,950,233	162	—
Accrued Management Fees	8,583	6,563	5,660	6,435
Capital Gains Tax	—	—	—	2,719

Total Liabilities	53,263	2,956,796	5,822	9,154

Net Assets	$34,182,710	$23,583,874	$11,092,826	$16,914,106

Net Assets Consist of:
Paid-in Capital	$35,803,059	$25,390,211	$12,897,138	$19,724,137
Undistributed (Distributions in Excess of) Net Investment Income	21,192	11,261	19,048	(372)
Accumulated Net Realized Gain (Loss) on Investment Securities	(31,562)	(271,718)	(2,284)	(560,467)
Net Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency	(1,609,979)	(1,545,880)	(1,821,076)	(2,249,192)

Net Assets	$34,182,710	$23,583,874	$11,092,826	$16,914,106

Shares Outstanding (Unlimited Shares Authorized), No Par Value	1,100,000	800,000	300,000	500,000

Net Asset Value, Offering Price and Repurchase Price Per Share	$31.08	$29.48	$36.98	$33.83

*Total Cost of Investments	$35,798,619	$25,120,051	$12,842,092	$19,120,735

See Notes to Financial Statements.

ANNUAL REPORT      141

STATEMENTS OF ASSETS AND LIABILITIES (continued)	October 31, 2011

		Rydex S&P 500	Rydex S&P 500
	Rydex MSCI	Equal Weight	Equal Weight	Rydex S&P 500
	ACWI Equal	Consumer	Consumer	Equal Weight
	Weight ETF	Discretionary ETF	Staples ETF	Energy ETF
Assets
Investments at Market Value*	$1,082,812	$21,460,342	$30,484,808	$35,280,937
Investments in Affiliated Issuers, at Market Value**	2,503,714	—	—	—

Total Investments***	3,586,526	21,460,342	30,484,808	35,280,937

Cash	49	—	—	—
Receivables:
Investments Sold	730	—	—	—
Fund Shares Sold	—	2,385,193	—	—
Dividends	798	13,203	34,593	21,296

Total Assets	3,588,103	23,858,738	30,519,401	35,302,233

Liabilities
Payables:
Investments Purchased	—	2,383,608	—	—
Accrued Management Fees	53	8,392	12,227	14,759

Total Liabilities	53	2,392,000	12,227	14,759

Net Assets	$3,588,050	$21,466,738	$30,507,174	$35,287,474

Net Assets Consist of:
Paid-in Capital	$3,780,767	$23,189,762	$28,483,532	$43,383,989
Undistributed Net Investment Income	27,469	12,998	57,011	3,322
Accumulated Net Realized Gain (Loss) on Investment Securities	17,353	(2,867,251)	(462,168)	(2,301,055)
Net Unrealized Appreciation (Depreciation) on Investment Securities	(237,539)	1,131,229	2,428,799	(5,798,782)

Net Assets	$3,588,050	$21,466,738	$30,507,174	$35,287,474

Shares Outstanding (Unlimited Shares Authorized), No Par Value	100,000	450,000	500,000	550,005

Net Asset Value, Offering Price and Repurchase Price Per Share	$35.88	$47.70	$61.01	$64.16

*Investments in Unaffiliated Issuers, at Cost	$1,122,753	$20,329,113	$28,056,009	$41,079,719

**Investments in Affiliated Issuers, at Cost	$2,701,312	$—	$—	$—

***Total Cost of Investments	$3,824,065	$20,329,113	$28,056,009	$41,079,719

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)	October 31, 2011

	Rydex S&P 500	Rydex S&P 500	Rydex S&P 500	Rydex S&P 500
	Equal Weight	Equal Weight	Equal Weight	Equal Weight
	Financials ETF	Health Care ETF	Industrials ETF	Materials ETF
Assets
Investments at Market Value*	$17,126,139	$53,186,021	$15,454,857	$36,757,712
Receivables:
Investments Sold	—	—	250,595	—
Dividends	13,859	29,519	13,846	27,670

Total Assets	17,139,998	53,215,540	15,719,298	36,785,382

Liabilities
Payables:
Investments Purchased	—	—	262,324	—
Accrued Management Fees	6,793	19,867	6,563	14,727

Total Liabilities	6,793	19,867	268,887	14,727

Net Assets	$17,133,205	$53,195,673	$15,450,411	$36,770,655

Net Assets Consist of:
Paid-in Capital	$25,151,116	$60,027,802	$16,747,782	$34,664,155
Undistributed Net Investment Income	—	36,874	7,527	29,012
Accumulated Net Realized Gain (Loss) on Investment Securities	(6,269,935)	(4,552,649)	(1,157,720)	(1,042,890)
Net Unrealized Appreciation (Depreciation) on Investment Securities	(1,747,976)	(2,316,354)	(147,178)	3,120,378

Net Assets	$17,133,205	$53,195,673	$15,450,411	$36,770,655

Shares Outstanding (Unlimited Shares Authorized), No Par Value	700,000	800,000	300,000	650,000

Net Asset Value, Offering Price and Repurchase Price Per Share	$24.48	$66.49	$51.50	$56.57

*Total Cost of Investments	$18,874,115	$55,502,375	$15,602,035	$33,637,334

See Notes to Financial Statements.

ANNUAL REPORT      143

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	October 31, 2011

	Rydex S&P 500	Rydex S&P 500
	Equal Weight	Equal Weight
	Technology ETF	Utilities ETF
Assets
Investments at Market Value*	$109,682,799	$32,378,037
Receivables:
Dividends	46,149	52,173

Total Assets	109,728,948	32,430,210

Liabilities
Payables:
Accrued Management Fees	43,623	12,972

Total Liabilities	43,623	12,972

Net Assets	$109,685,325	$32,417,238

Net Assets Consist of:
Paid-in Capital	$113,350,824	$32,006,241
Undistributed Net Investment Income	—	40,616
Accumulated Net Realized Gain (Loss) on Investment Securities	(2,886,406)	(986,178)
Net Unrealized Appreciation (Depreciation) on Investment Securities	(779,093)	1,356,559

Net Assets	$109,685,325	$32,417,238

Shares Outstanding (Unlimited Shares Authorized), No Par Value	2,100,000	600,000

Net Asset Value, Offering Price and Repurchase Price Per Share	$52.23	$54.03

*Total Cost of Investments	$110,461,892	$31,021,478

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Year Ended October 31, 2011

		Rydex S&P	Rydex S&P
	Rydex S&P 500	MidCap 400	SmallCap 600	Rydex Russell
	Equal	Equal	Equal	MidCap® Equal
	Weight ETF	Weight ETF*	Weight ETF*	Weight ETF**
Investment Income
Dividends, Net of Foreign Taxes Withheld	$54,213,123	$10,557	$14,453	$293,431

Expenses
Management Fee	11,748,145	2,636	4,726	80,308
Trustee Fees	—	—	—	975
Other Fees	332	—	—	—

Total Expenses	11,748,477	2,636	4,726	81,283

Net Investment Income	42,464,646	7,921	9,727	212,148

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) From:
Investments	(27,035,462)	(9,545)	(13,809)	(285,454)
In-kind Redemptions	304,213,666	—	—	173,450

Net Realized Gain (Loss)	277,178,204	(9,545)	(13,809)	(112,004)
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(197,398,983)	(142,661)	27,244	(291,167)

Net Realized and Unrealized Gain (Loss) on Investments	79,779,221	(152,206)	13,435	(403,171)

Net Increase (Decrease) in Net Assets Resulting From Operations	$122,243,867	$(144,285)	$23,162	$(191,023)

Foreign Taxes Withheld	$1,300	$—	$—	$92

*	The Fund commenced operations on August 1, 2011.

**	The Fund commenced operations on December 3, 2010.

See Notes to Financial Statements.

ANNUAL REPORT      145

STATEMENTS OF OPERATIONS (continued)	For the Year Ended October 31, 2011

				Rydex MSCI
	Rydex Russell	Rydex Russell	Rydex MSCI	Emerging
	1000® Equal	2000® Equal	EAFE Equal	Markets Equal
	Weight ETF*	Weight ETF*	Weight ETF*	Weight ETF*
Investment Income
Dividends, Net of Foreign Taxes Withheld	$253,029	$147,602	$574,862	$379,650
Interest	—	1	—	—

Total Income	253,029	147,603	574,862	379,650

Expenses
Management Fee	60,850	49,371	90,000	101,868
Trustee Fees	849	710	1,103	875
Other Fees	41	18	229	—

Total Expenses	61,740	50,099	91,332	102,743

Less:
Expenses waived by Advisor	—	—	—	(11,847)

Net Expenses	61,740	50,099	91,332	90,896

Net Investment Income	191,289	97,504	483,530	288,754

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) From:
Investments	(45,717)	(275,810)	72,935	(599,402)
In-kind Redemptions	116,339	—	268,259	(139,767)
Capital Gains Tax	—	—	—	(2,019)
Foreign Currency Transactions	—	18	(2,205)	(90,686)

Net Realized Gain (Loss)	70,622	(275,792)	338,989	(831,874)
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(1,609,979)	(1,545,865)	(1,820,540)	(2,246,537)
Capital Gains Tax	—	—	—	(2,719)
Foreign Currency Transactions	—	(15)	(536)	64

Net Change in Unrealized Appreciation (Depreciation)	(1,609,979)	(1,545,880)	(1,821,076)	(2,249,192)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(1,539,357)	(1,821,672)	(1,482,087)	(3,081,066)

Net Decrease in Net Assets Resulting From Operations	$(1,348,068)	$(1,724,168)	$(998,557)	$(2,792,312)

Foreign Taxes Withheld	$135	$207	$54,316	$48,282

*	The Fund commenced operations on December 3, 2010.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)	For the Year Ended October 31, 2011

		Rydex S&P 500	Rydex S&P 500
	Rydex MSCI	Equal Weight	Equal Weight	Rydex S&P 500
	ACWI Equal	Consumer	Consumer	Equal Weight
	Weight ETF*	Discretionary ETF	Staples ETF	Energy ETF
Investment Income
Dividends, Net of Foreign Taxes Withheld	$19,071	$423,932	$530,533	$521,967
Dividends from Affiliated Issuers	98,793	—	—	—

Total Income	117,864	423,932	530,533	521,967

Expenses
Management Fee	8,138	124,481	98,349	254,293
Trustee Fees	66	—	—	—

Total Expenses	8,204	124,481	98,349	254,293

Less:
Expenses waived by Advisor	(2,026)	—	—	—

Net Expenses	6,178	124,481	98,349	254,293

Net Investment Income	111,686	299,451	432,184	267,674

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) From:
Investments	19,322	317,950	(192,961)	(204,490)
Investments in Affiliated Issuers	(2,718)	—	—	—
In-kind Redemptions	(101,852)	2,659,377	985,229	4,631,925
In-kind Redemptions in Affiliated Issuers	(656,041)	—	—	—

Net Realized Gain (Loss)	(741,289)	2,977,327	792,268	4,427,435
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(39,941)	(739,044)	834,186	(7,248,237)
Investments in Affiliated Issuers	(197,598)	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	(237,539)	(739,044)	834,186	(7,248,237)

Net Realized and Unrealized Gain (Loss) on Investments	(978,828)	2,238,283	1,626,454	(2,820,802)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(867,142)	$2,537,734	$2,058,638	$(2,553,128)

Foreign Taxes Withheld	$214	$—	$—	$—

*	The Fund commenced operations on January 7, 2011.

See Notes to Financial Statements.

ANNUAL REPORT      147

STATEMENTS OF OPERATIONS (continued)	For the Year Ended October 31, 2011

	Rydex S&P 500	Rydex S&P 500	Rydex S&P 500	Rydex S&P 500
	Equal Weight	Equal Weight	Equal Weight	Equal Weight
	Financials ETF	Health Care ETF	Industrials ETF	Materials ETF
Investment Income
Dividends, Net of Foreign Taxes Withheld	$386,359	$517,017	$807,871	$795,534

Expenses
Management Fee	92,631	265,780	200,357	216,822

Net Investment Income	293,728	251,237	607,514	578,712

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) From:
Investments	(50,133)	(357,862)	(37,526)	232,064
In-kind Redemptions	1,349,149	4,344,891	7,153,039	1,399,485

Net Realized Gain	1,299,016	3,987,029	7,115,513	1,631,549
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(2,262,770)	(524,200)	(6,672,032)	(2,893,215)

Net Realized and Unrealized Gain (Loss) on Investments	(963,754)	3,462,829	443,481	(1,261,666)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(670,026)	$3,714,066	$1,050,995	$(682,954)

Foreign Taxes Withheld	$—	$—	$(359)	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (concluded)	For the Year Ended October 31, 2011

	Rydex S&P 500	Rydex S&P 500
	Equal Weight	Equal Weight
	Technology ETF	Utilities ETF
Investment Income
Dividends	$1,231,314	$1,010,204

Expenses
Management Fee	589,780	123,136

Net Investment Income	641,534	887,068

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) From:
Investments	(126,587)	61,049
In-kind Redemptions	5,356,830	2,010,409

Net Realized Gain	5,230,243	2,071,458
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(7,130,337)	(334,844)

Net Realized and Unrealized Gain (Loss) on Investments	(1,900,094)	1,736,614

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,258,560)	$2,623,682

See Notes to Financial Statements.

ANNUAL REPORT      149

STATEMENTS OF CHANGES IN NET ASSETS

			Rydex S&P MidCap
	Rydex S&P 500 Equal Weight ETF		400 Equal Weight ETF*
	Year Ended	Year Ended	Period Ended
	October 31, 2011	October 31, 2010	October 31, 2011
Operations
Net Investment Income	$42,464,646	$28,665,485	$7,921
Net Realized Gain (Loss) on Investments	277,178,204	149,473,587	(9,545)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(197,398,983)	138,369,551	(142,661)

Net Increase (Decrease) in Net Assets Resulting From Operations	122,243,867	316,508,623	(144,285)

Distributions to Shareholders From:
Net Investment Income	(40,649,421)	(27,968,738)	(5,601)

Shareholder Transactions
Proceeds From Shares Purchased	2,816,559,505	1,634,617,920	2,976,024
Value of Shares Purchased through Dividend Reinvestments	—	10,909	—
Value of Shares Redeemed	(1,988,604,371)	(1,268,259,958)	—

Net Increase in Net Assets Resulting From Share Transactions	827,955,134	366,368,871	2,976,024

Increase in Net Assets	909,549,580	654,908,756	2,826,138
NET ASSETS—Beginning of Period	2,154,259,273	1,499,350,517	—

NET ASSETS—End of Period(1)	$3,063,808,853	$2,154,259,273	$2,826,138

(1) Including Undistributed Net Investment Income	$818,113	$478,594	$1,484

Changes in Shares Outstanding:
Shares Purchased	58,750,000	39,600,000	100,000
Shares Purchased through Dividend Reinvestments	—	267	—
Shares Redeemed	(42,350,000)	(32,150,000)	—
Shares Outstanding, Beginning of Period	49,108,863	41,658,596	—

Shares Outstanding, End of Period	65,508,863	49,108,863	100,000

*	The Fund commenced operations on August 1, 2011.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Rydex S&P	Rydex Russell
	SmallCap 600 Equal	MidCap® Equal
	Weight ETF*	Weight ETF**
	Period Ended	Period Ended
	October 31, 2011	October 31, 2011
Operations
Net Investment Income	$9,727	$212,148
Net Realized Loss on Investments	(13,809)	(112,004)
Net Change in Unrealized Appreciation (Depreciation) on Investments	27,244	(291,167)

Net Increase (Decrease) in Net Assets Resulting From Operations	23,162	(191,023)

Distributions to Shareholders From:
Net Investment Income	(6,163)	(168,415)

Shareholder Transactions
Proceeds From Shares Purchased	5,629,931	56,370,615
Value of Shares Redeemed	—	(1,503,599)

Net Increase in Net Assets Resulting From Share Transactions	5,629,931	54,867,016

Increase in Net Assets	5,646,930	54,507,578
NET ASSETS—Beginning of Period	—	—

NET ASSETS—End of Period(1)	$5,646,930	$54,507,578

(1) Including Undistributed Net Investment Income	$2,570	$36,985

Changes in Shares Outstanding:
Shares Purchased	200,000	1,800,000
Shares Redeemed	—	(50,000)
Shares Outstanding, Beginning of Period	—	—

Shares Outstanding, End of Period	200,000	1,750,000

*	The Fund commenced operations on August 1, 2011.

**	The Fund commenced operations on December 3, 2010.

See Notes to Financial Statements.

ANNUAL REPORT      151

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Rydex Russell	Rydex Russell
	1000® Equal	2000® Equal
	Weight ETF*	Weight ETF*
	Period Ended	Period Ended
	October 31, 2011	October 31, 2011
Operations
Net Investment Income	$191,289	$97,504
Net Realized Gain (Loss) on Investments	70,622	(275,792)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,609,979)	(1,545,880)

Net Decrease in Net Assets Resulting From Operations	(1,348,068)	(1,724,168)

Distributions to Shareholders From:
Net Investment Income	(165,561)	(82,186)

Shareholder Transactions
Proceeds From Shares Purchased	37,147,734	25,390,228
Value of Shares Redeemed	(1,451,395)	—

Net Increase in Net Assets Resulting From Share Transactions	35,696,339	25,390,228

Increase in Net Assets	34,182,710	23,583,874
NET ASSETS—Beginning of Period	—	—

NET ASSETS—End of Period(1)	$34,182,710	$23,583,874

(1) Including Undistributed Net Investment Income	$21,192	$11,261

Changes in Shares Outstanding:
Shares Purchased	1,150,000	800,000
Shares Redeemed	(50,000)	—
Shares Outstanding, Beginning of Period	—	—

Shares Outstanding, End of Period	1,100,000	800,000

*	The Fund commenced operations on December 3, 2010.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

		Rydex MSCI
	Rydex MSCI EAFE	Emerging Markets
	Equal Weight ETF*	Equal Weight ETF*
	Period Ended	Period Ended
	October 31, 2011	October 31, 2011
Operations
Net Investment Income	$483,530	$288,754
Net Realized Gain (Loss) on Investments	338,989	(831,874)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,821,076)	(2,249,192)

Net Decrease in Net Assets Resulting From Operations	(998,557)	(2,792,312)

Distributions to Shareholders From:
Net Investment Income	(491,348)	(160,394)
Capital	—	(155,130)

Total Distributions to Shareholders	(491,348)	(315,524)

Shareholder Transactions
Proceeds From Shares Purchased	24,728,819	27,283,677
Value of Shares Redeemed	(12,146,088)	(7,261,735)

Net Increase in Net Assets Resulting From Share Transactions	12,582,731	20,021,942

Increase in Net Assets	11,092,826	16,914,106
NET ASSETS—Beginning of Period	—	—

NET ASSETS—End of Period(1)	$11,092,826	$16,914,106

(1) Including Undistributed (Distributions in Excess of) Net Investment Income	$19,048	$(372)

Changes in Shares Outstanding:
Shares Purchased	600,000	700,000
Shares Redeemed	(300,000)	(200,000)
Shares Outstanding, Beginning of Period	—	—

Shares Outstanding, End of Period	300,000	500,000

*	The Fund commenced operations on December 3, 2010.

See Notes to Financial Statements.

ANNUAL REPORT      153

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Rydex MSCI ACWI
	Equal Weight ETF*	Rydex S&P 500 Equal Weight Consumer Discretionary ETF
	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2011	October 31, 2010
Operations
Net Investment Income	$111,686	$299,451	$225,501
Net Realized Gain (Loss) on Investments	(741,289)	2,977,327	3,105,219
Net Change in Unrealized Appreciation (Depreciation) on Investments	(237,539)	(739,044)	543,585

Net Increase (Decrease) in Net Assets Resulting From Operations	(867,142)	2,537,734	3,874,305

Distributions to Shareholders From:
Net Investment Income	(83,619)	(291,636)	(221,575)

Shareholder Transactions
Proceeds From Shares Purchased	7,799,242	7,384,661	23,320,514
Value of Shares Redeemed	(3,260,431)	(13,588,895)	(13,022,663)

Net Increase (Decrease) in Net Assets Resulting From Share Transactions	4,538,811	(6,204,234)	10,297,851

Increase (Decrease) in Net Assets	3,588,050	(3,958,136)	13,950,581
NET ASSETS—Beginning of Period	—	25,424,874	11,474,293

NET ASSETS—End of Period(1)	$3,588,050	$21,466,738	$25,424,874

(1) Including Undistributed Net Investment Income	$27,469	$12,998	$5,183

Changes in Shares Outstanding:
Shares Purchased	200,000	150,000	600,000
Shares Redeemed	(100,000)	(300,000)	(350,000)
Shares Outstanding, Beginning of Period	—	600,000	350,000

Shares Outstanding, End of Period	100,000	450,000	600,000

*	The Fund commenced operations on January 7, 2011.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Rydex S&P 500 Equal Weight
	Rydex S&P 500 Equal Weight Consumer Staples ETF		Energy ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010
Operations
Net Investment Income	$432,184	$253,328	$267,674	$135,122
Net Realized Gain on Investments	792,268	156,024	4,427,435	640,273
Net Change in Unrealized Appreciation (Depreciation) on Investments	834,186	1,476,439	(7,248,237)	1,516,371

Net Increase (Decrease) in Net Assets Resulting From Operations	2,058,638	1,885,791	(2,553,128)	2,291,766

Distributions to Shareholders From:
Net Investment Income	(404,016)	(244,303)	(267,926)	(137,899)

Shareholder Transactions
Proceeds From Shares Purchased	18,142,268	2,529,276	99,253,072	7,318,377
Value of Shares Redeemed	(3,145,222)	—	(77,266,420)	(5,272,130)

Net Increase in Net Assets Resulting From Share Transactions	14,997,046	2,529,276	21,986,652	2,046,247

Increase in Net Assets	16,651,668	4,170,764	19,165,598	4,200,114
NET ASSETS—Beginning of Period	13,855,506	9,684,742	16,121,876	11,921,762

NET ASSETS—End of Period(1)	$30,507,174	$13,855,506	$35,287,474	$16,121,876

(1) Including Undistributed Net Investment Income	$57,011	$28,843	$3,322	$3,574

Changes in Shares Outstanding:
Shares Purchased	300,000	50,000	1,400,000	150,000
Shares Redeemed	(50,000)	—	(1,150,000)	(100,000)
Shares Outstanding, Beginning of Period	250,000	200,000	300,005	250,005

Shares Outstanding, End of Period	500,000	250,000	550,005	300,005

See Notes to Financial Statements.

ANNUAL REPORT      155

STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Rydex S&P 500 Equal Weight
	Rydex S&P 500 Equal Weight Financials ETF		Health Care ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010
Operations
Net Investment Income	$293,728	$219,313	$251,237	$239,001
Net Realized Gain on Investments	1,299,016	2,421,086	3,987,029	11,816,424
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,262,770)	(407,694)	(524,200)	(234,579)

Net Increase (Decrease) in Net Assets Resulting From Operations	(670,026)	2,232,705	3,714,066	11,820,846

Distributions to Shareholders From:
Net Investment Income	(292,247)	(251,198)	(230,946)	(247,927)

Shareholder Transactions
Proceeds From Shares Purchased	8,493,107	12,509,461	182,857,489	78,908,687
Value of Shares Redeemed	(6,907,580)	(11,975,988)	(186,914,915)	(110,019,690)

Net Increase (Decrease) in Net Assets Resulting From Share Transactions	1,585,527	533,473	(4,057,426)	(31,111,003)

Increase (Decrease) in Net Assets	623,254	2,514,980	(574,306)	(19,538,084)
NET ASSETS—Beginning of Period	16,509,951	13,994,971	53,769,979	73,308,063

NET ASSETS—End of Period(1)	$17,133,205	$16,509,951	$53,195,673	$53,769,979

(1) Including Undistributed Net Investment Income	$—	$—	$36,874	$16,583

Changes in Shares Outstanding:
Shares Purchased	300,000	500,000	2,800,000	1,400,000
Shares Redeemed	(250,000)	(500,000)	(2,900,000)	(1,950,000)
Shares Outstanding, Beginning of Period	650,000	650,000	900,000	1,450,000

Shares Outstanding, End of Period	700,000	650,000	800,000	900,000

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Rydex S&P 500 Equal Weight Industrials ETF		Rydex S&P 500 Equal Weight Materials ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010
Operations
Net Investment Income	$607,514	$412,876	$578,712	$1,012,652
Net Realized Gain on Investments	7,115,513	993,608	1,631,549	5,248,476
Net Change in Unrealized Appreciation (Depreciation) on Investments	(6,672,032)	4,470,909	(2,893,215)	2,675,915

Net Increase (Decrease) in Net Assets Resulting From Operations	1,050,995	5,877,393	(682,954)	8,937,043

Distributions to Shareholders From:
Net Investment Income	(609,503)	(398,481)	(560,979)	(1,001,234)

Shareholder Transactions
Proceeds From Shares Purchased	8,408,979	21,282,423	9,291,043	10,346,920
Value of Shares Redeemed	(35,505,013)	(2,546,360)	(5,671,266)	(25,086,993)

Net Increase (Decrease) in Net Assets Resulting From Share Transactions	(27,096,034)	18,736,063	3,619,777	(14,740,073)

Increase (Decrease) in Net Assets	(26,654,542)	24,214,975	2,375,844	(6,804,264)
NET ASSETS—Beginning of Period	42,104,953	17,889,978	34,394,811	41,199,075

NET ASSETS—End of Period(1)	$15,450,411	$42,104,953	$36,770,655	$34,394,811

(1) Including Undistributed Net Investment Income	$7,527	$14,627	$29,012	$20,709

Changes in Shares Outstanding:
Shares Purchased	150,000	450,000	150,000	200,000
Shares Redeemed	(700,000)	(50,000)	(100,000)	(500,000)
Shares Outstanding, Beginning of Period	850,000	450,000	600,000	900,000

Shares Outstanding, End of Period	300,000	850,000	650,000	600,000

See Notes to Financial Statements.

ANNUAL REPORT      157

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Rydex S&P 500 Equal Weight Technology ETF		Rydex S&P 500 Equal Weight Utilities ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010
Operations
Net Investment Income	$641,534	$216,054	$887,068	$475,774
Net Realized Gain (Loss) on Investments	5,230,243	11,943,411	2,071,458	(330,684)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,130,337)	5,055,947	(334,844)	2,266,186

Net Increase (Decrease) in Net Assets Resulting From Operations	(1,258,560)	17,215,412	2,623,682	2,411,276

Distributions to Shareholders From:
Net Investment Income	(622,234)	(230,398)	(868,554)	(451,578)

Shareholder Transactions
Proceeds From Shares Purchased	68,792,638	86,546,014	18,642,716	9,722,935
Value of Shares Redeemed	(45,985,675)	(68,740,444)	(8,090,201)	—

Net Increase in Net Assets Resulting From Share Transactions	22,806,963	17,805,570	10,552,515	9,722,935

Increase in Net Assets	20,926,169	34,790,584	12,307,643	11,682,633
NET ASSETS—Beginning of Period	88,759,156	53,968,572	20,109,595	8,426,962

NET ASSETS—End of Period(1)	$109,685,325	$88,759,156	$32,417,238	$20,109,595

(1) Including Undistributed Net Investment Income	$—	$—	$40,616	$52,999

Changes in Shares Outstanding:
Shares Purchased	1,300,000	1,900,000	350,000	200,000
Shares Redeemed	(950,000)	(1,500,000)	(150,000)	—
Shares Outstanding, Beginning of Period	1,750,000	1,350,000	400,000	200,000

Shares Outstanding, End of Period	2,100,000	1,750,000	600,000	400,000

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

	Rydex S&P 500 Equal Weight ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$43.87	$35.99	$30.01	$50.63	$46.06

Net Investment Income*	0.69	0.60	0.54	0.72	0.59
Net Realized and Unrealized Gain (Loss) on Investments	2.87	7.87	5.98	(20.64)	4.56

Total From Investment Operations	3.56	8.47	6.52	(19.92)	5.15

Distributions To Shareholders From:
Net Investment Income	(0.66)	(0.59)	(0.54)	(0.70)	(0.58)

Net Asset Value at End of Period	$46.77	$43.87	$35.99	$30.01	$50.63

Total Return**	8.12%	23.67%	22.21%	(39.75)%	11.23%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$3,063,809	$2,154,259	$1,499,351	$843,417	$2,177,693
Ratio To Average Net Assets Of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net Investment Income	1.45%	1.48%	1.75%	1.65%	1.22%
Portfolio Turnover Rate†	21%	20%	37%	32%	25%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
†	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      159

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P
	MidCap 400
	Equal Weight ETF
	Year Ended
	October 31, 2011*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$29.76

Net Investment Income**	0.08
Net Realized and Unrealized Loss on Investments	(1.52)

Total From Investment Operations	(1.44)

Distributions To Shareholders From:
Net Investment Income	(0.06)

Net Asset Value at End of Period	$28.26

Total Return***	(4.81)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$2,826
Ratio To Average Net Assets Of:
Expenses	0.40	%****
Net Investment Income	1.20	%****
Portfolio Turnover Rate†	7%

*	The Fund commenced operations on August 1, 2011.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P
	SmallCap 600
	Equal Weight ETF
	Year Ended
	October 31, 2011 *
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$29.85

Net Investment Income**	0.05
Net Realized and Unrealized Loss on Investments	(1.64)

Total From Investment Operations	(1.59)

Distributions To Shareholders From:
Net Investment Income	(0.03)

Net Asset Value at End of Period	$28.23

Total Return***	(5.30)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$5,647
Ratio To Average Net Assets Of:
Expenses	0.40	%****
Net Investment Income	0.82	%****
Portfolio Turnover Rate†	8%

*	Fund commenced operations on August 1, 2011.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      161

FINANCIAL HIGHLIGHTS (continued)

	Rydex Russell MidCap®
	Equal Weight ETF
	Year Ended
	October 31, 2011*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$30.21

Net Investment Income**	0.30
Net Realized and Unrealized Gain on Investments	0.85

Total From Investment Operations	1.15

Distributions To Shareholders From:
Net Investment Income	(0.21)

Net Asset Value at End of Period	$31.15

Total Return***	3.80%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$54,508
Ratio To Average Net Assets Of:
Expenses	0.41	%****
Net Investment Income	1.06	%****
Portfolio Turnover Rate†	30%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	Rydex Russell 1000®
	Equal Weight ETF
	Year Ended
	October 31, 2011*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$30.18

Net Investment Income**	0.36
Net Realized and Unrealized Gain on Investments	0.85

Total From Investment Operations	1.21

Distributions To Shareholders From:
Net Investment Income	(0.31)

Net Asset Value at End of Period	$31.08

Total Return***	4.00%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$34,183
Ratio To Average Net Assets Of:
Expenses	0.41	%****
Net Investment Income	1.26	%****
Portfolio Turnover Rate†	25%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      163

FINANCIAL HIGHLIGHTS (continued)

	Rydex Russell 2000®
	Equal Weight ETF
	Year Ended
	October 31, 2011*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$30.19

Net Investment Income**	0.22
Net Realized and Unrealized Loss on Investments	(0.75)

Total From Investment Operations	(0.53)

Distributions To Shareholders From:
Net Investment Income	(0.18)

Net Asset Value at End of Period	$29.48

Total Return***	(1.78)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$23,584
Ratio To Average Net Assets Of:
Expenses	0.41	%****
Net Investment Income	0.79	%****
Portfolio Turnover Rate†	38%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	Rydex MSCI EAFE
	Equal Weight ETF
	Year Ended
	October 31, 2011*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$40.63

Net Investment Income**	1.11
Net Realized and Unrealized Loss on Investments	(3.57)

Total From Investment Operations	(2.46)

Distributions To Shareholders From:
Net Investment Income	(1.19)

Net Asset Value at End of Period	$36.98

Total Return***	(6.33)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$11,093
Ratio To Average Net Assets Of:
Expenses	0.56	%****
Net Investment Income	2.96	%****
Portfolio Turnover Rate†	24%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      165

FINANCIAL HIGHLIGHTS (continued)

	Rydex MSCI
	Emerging Markets
	Equal Weight ETF
	Year Ended
	October 31, 2011*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$40.21

Net Investment Income**	0.69
Net Realized and Unrealized Loss on Investments	(6.35)

Total From Investment Operations	(5.66)

Distributions To Shareholders From:
Net Investment Income	(0.36)
Capital	(0.36)

Total Distributions	(0.72)

Net Asset Value at End of Period	$33.83

Total Return***	(14.13)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$16,914
Ratio To Average Net Assets Of:
Expenses	0.71	%****
Net Expenses*****	0.63	%****
Net Investment Income	1.99	%****
Portfolio Turnover Rate†	63%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
*****	Net expense information reflects the expense ratios after expense waivers.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	Rydex MSCI ACWI
	Equal Weight ETF
	Year Ended
	October 31, 2011*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$39.91

Net Investment Income**	0.88
Net Realized and Unrealized Loss on Investments	(4.34)

Total From Investment Operations	(3.46)

Distributions To Shareholders From:
Net Investment Income	(0.57)

Net Asset Value at End of Period	$35.88

Total Return***	(8.55)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$3,588
Ratio To Average Net Assets Of:
Expenses	0.20	%****
Net Expenses*****	0.15	%****
Net Investment Income	2.75	%****
Portfolio Turnover Rate†	8%

*	The Fund commenced operations on January 7, 2011.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
*****	Net expense information reflects the expense ratios after expense waivers.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      167

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Equal Weight Consumer Discretionary ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$42.37	$32.78	$24.82	$44.50	$44.98

Net Investment Income**	0.56	0.35	0.40	0.53	0.32
Net Realized and Unrealized Gain (Loss) on Investments	5.31	9.56	7.93	(19.59)	(0.49)

Total From Investment Operations	5.87	9.91	8.33	(19.06)	(0.17)

Distributions To Shareholders From:
Net Investment Income	(0.54)	(0.32)	(0.37)	(0.62)	(0.31)

Net Asset Value at End of Period	$47.70	$42.37	$32.78	$24.82	$44.50

Total Return***	13.91%	30.35%	34.20%	(43.27)%	(0.40)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$21,467	$25,425	$11,474	$3,722	$28,928
Ratio To Average Net Assets Of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50	%****
Net Investment Income	1.20%	0.89%	1.61%	1.44%	0.67	%****
Portfolio Turnover Rate†	26%	28%	42%	29%	28%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Equal Weight Consumer Staples ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$55.42	$48.42	$41.47	$52.68	$48.16

Net Investment Income**	1.31	1.14	1.04	0.88	1.16
Net Realized and Unrealized Gain (Loss) on Investments	5.49	6.95	6.91	(11.22)	4.32

Total From Investment Operations	6.80	8.09	7.95	(10.34)	5.48

Distributions To Shareholders From:
Net Investment Income	(1.21)	(1.09)	(1.00)	(0.87)	(0.96)

Net Asset Value at End of Period	$61.01	$55.42	$48.42	$41.47	$52.68

Total Return***	12.37%	16.89%	19.60%	(19.87)%	11.45%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$30,507	$13,856	$9,685	$10,368	$7,902
Ratio To Average Net Assets Of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50	%****
Net Investment Income	2.20%	2.20%	2.52%	1.78%	2.29	%****
Portfolio Turnover Rate†	15%	18%	25%	25%	19%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      169

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Equal Weight Energy ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$53.74	$47.69	$39.72	$67.48	$48.35

Net Investment Income**	0.36	0.44	0.46	0.33	0.27
Net Realized and Unrealized Gain (Loss) on Investments	10.43	6.07	7.93	(25.94)	19.14

Total From Investment Operations	10.79	6.51	8.39	(25.61)	19.41

Distributions To Shareholders From:
Net Investment Income	(0.37)	(0.46)	(0.42)	(0.35)	(0.28)
Net Realized Gains	—	—	—	(1.80)	—

Total Distributions	(0.37)	(0.46)	(0.42)	(2.15)	(0.28)

Net Asset Value at End of Period	$64.16	$53.74	$47.69	$39.72	$67.48

Total Return***	20.09%	13.74%	21.39%	(39.28)%	40.28%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$35,287	$16,122	$11,922	$5,958	$10,122
Ratio To Average Net Assets Of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50	%****
Net Investment Income	0.53%	0.87%	1.16%	0.50%	0.47	%****
Portfolio Turnover Rate†	23%	31%	33%	38%	34%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Equal Weight Financials ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$25.40	$21.53	$21.41	$46.67	$48.57

Net Investment Income**	0.42	0.31	0.36	1.02	0.92
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)	3.87	0.18	(25.40)	(1.95)

Total From Investment Operations	(0.54)	4.18	0.54	(24.38)	(1.03)

Distributions To Shareholders From:
Net Investment Income	(0.38)	(0.31)	(0.42)	(0.88)	(0.87)

Net Asset Value at End of Period	$24.48	$25.40	$21.53	$21.41	$46.67

Total Return***	(2.25)%	19.46%	3.15%	(52.88)%	(2.23)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$17,133	$16,510	$13,995	$10,705	$7,000
Ratio To Average Net Assets Of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50	%****
Net Investment Income	1.59%	1.26%	2.00%	3.09%	1.84	%****
Portfolio Turnover Rate†	18%	19%	49%	51%	31%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      171

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Equal Weight Health Care ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$59.74	$50.56	$42.21	$57.94	$49.46

Net Investment Income**	0.32	0.20	0.19	0.14	0.11
Net Realized and Unrealized Gain (Loss) on Investments	6.73	9.20	8.35	(15.74)	8.48

Total From Investment Operations	7.05	9.40	8.54	(15.60)	8.59

Distributions To Shareholders From:
Net Investment Income	(0.30)	(0.22)	(0.19)	(0.13)	(0.11)

Net Asset Value at End of Period	$66.49	$59.74	$50.56	$42.21	$57.94

Total Return***	11.80%	18.64%	20.31%	(26.98)%	17.37%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$53,196	$53,770	$73,308	$48,537	$17,383
Ratio To Average Net Assets Of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50	%****
Net Investment Income	0.47%	0.35%	0.42%	0.26%	0.20	%****
Portfolio Turnover Rate†	19%	20%	38%	26%	55%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Equal Weight Industrials ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$49.54	$39.76	$35.73	$59.37	$49.15

Net Investment Income**	0.83	0.61	0.67	0.61	0.56
Net Realized and Unrealized Gain (Loss) on Investments	2.05	9.78	4.12	(21.82)	10.21

Total From Investment Operations	2.88	10.39	4.79	(21.21)	10.77

Distributions To Shareholders From:
Net Investment Income	(0.92)	(0.61)	(0.76)	(0.65)	(0.55)
Net Realized Gains	—	—	—	(1.78)	—

Total Distributions	(0.92)	(0.61)	(0.76)	(2.43)	(0.55)

Net Asset Value at End of Period	$51.50	$49.54	$39.76	$35.73	$59.37

Total Return***	5.80%	26.28%	13.84%	(37.12)%	22.00%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$15,450	$42,105	$17,890	$7,146	$8,905
Ratio To Average Net Assets Of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50	%****
Net Investment Income	1.52%	1.34%	1.88%	1.17%	1.02	%****
Portfolio Turnover Rate†	15%	18%	35%	30%	36%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      173

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Equal Weight Materials ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$57.32	$45.78	$34.37	$59.42	$48.43

Net Investment Income**	0.82	1.52	0.60	1.40	0.85
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)	11.65	11.49	(25.11)	10.74

Total From Investment Operations	0.06	13.17	12.09	(23.71)	11.59

Distributions To Shareholders From:
Net Investment Income	(0.81)	(1.63)	(0.68)	(1.34)	(0.60)

Net Asset Value at End of Period	$56.57	$57.32	$45.78	$34.37	$59.42

Total Return***	0.04%	29.05%	35.82%	(40.67)%	24.02%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$36,771	$34,395	$41,199	$5,155	$8,913
Ratio To Average Net Assets Of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50	%****
Net Investment Income	1.33%	2.88%	1.41%	2.69%	1.53	%****
Portfolio Turnover Rate†	21%	27%	57%	34%	31%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Equal Weight Technology ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$50.72	$39.98	$29.98	$55.18	$47.80

Net Investment Income (Loss)**	0.29	0.12	0.11	0.06	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	1.49	10.75	10.03	(25.19)	7.43

Total From Investment Operations	1.78	10.87	10.14	(25.13)	7.38

Distributions To Shareholders From:
Net Investment Income	(0.27)	(0.13)	(0.14)	(0.07)	—

Net Asset Value at End of Period	$52.23	$50.72	$39.98	$29.98	$55.18

Total Return***	3.51%	27.23%	33.94%	(45.58)%	15.44%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$109,685	$88,759	$53,969	$7,495	$19,312
Ratio To Average Net Assets Of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50	%****
Net Investment Income	0.54%	0.26%	0.30%	0.14%	(0.10	)%****
Portfolio Turnover Rate†	29%	25%	30%	36%	60%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      175

FINANCIAL HIGHLIGHTS (concluded)

	Rydex S&P 500 Equal Weight Utilities ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$50.27	$42.13	$41.18	$62.28	$54.91

Net Investment Income**	1.89	1.84	1.89	1.81	1.55
Net Realized and Unrealized Gain (Loss) on Investments	3.71	8.13	0.88	(21.09)	7.38

Total From Investment Operations	5.60	9.97	2.77	(19.28)	8.93

Distributions To Shareholders From:
Net Investment Income	(1.84)	(1.83)	(1.82)	(1.82)	(1.56)

Net Asset Value at End of Period	$54.03	$50.27	$42.13	$41.18	$62.28

Total Return***	11.29%	24.10%	6.97%	(31.63)%	16.41%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$32,417	$20,110	$8,427	$4,118	$6,228
Ratio To Average Net Assets Of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50	%****
Net Investment Income	3.60%	3.95%	4.64%	3.30%	2.59	%****
Portfolio Turnover Rate†	15%	16%	26%	25%	20%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS	October 31, 2011

1.	ORGANIZATION

Rydex ETF Trust (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2011, the Trust offers twenty-seven portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following funds: Rydex S&P 500 Equal Weight ETF, Rydex S&P MidCap 400 Equal Weight ETF, Rydex S&P SmallCap 600 Equal Weight ETF, Rydex Russell MidCap® Equal Weight ETF, Rydex Russell 1000® Equal Weight ETF, Rydex Russell 2000® Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF, Rydex MSCI ACWI Equal Weight ETF, Rydex S&P 500 Equal Weight Consumer Discretionary ETF, Rydex S&P 500 Equal Weight Consumer Staples ETF, Rydex S&P 500 Equal Weight Energy ETF, Rydex S&P 500 Equal Weight Financials ETF, Rydex S&P 500 Equal Weight Health Care ETF, Rydex S&P 500 Equal Weight Industrials ETF, Rydex S&P 500 Equal Weight Materials ETF, Rydex S&P 500 Equal Weight Technology ETF and Rydex S&P 500 Equal Weight Utilities ETF. Rydex S&P 500 Equal Weight ETF commenced operations on April 24, 2003. Rydex S&P MidCap 400 Equal Weight and Rydex S&P SmallCap 600 Equal Weight commenced operations on August 1, 2011. Rydex Russell MidCap® Equal Weight ETF, Rydex Russell 1000® Equal Weight ETF, Rydex Russell 2000® Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF and Rydex MSCI Emerging Markets Equal Weight ETF commenced operations on December 3, 2010. Rydex MSCI ACWI Equal Weight ETF commenced operations on January 7, 2011. Rydex S&P 500 Equal Weight Consumer Discretionary ETF, Rydex S&P 500 Equal Weight Consumer Staples ETF, Rydex S&P 500 Equal Weight Energy ETF, Rydex S&P 500 Equal Weight Financials ETF, Rydex S&P 500 Equal Weight Health Care ETF, Rydex S&P 500 Equal Weight Industrials ETF, Rydex S&P 500 Equal Weight Materials ETF, Rydex S&P 500 Equal Weight Technology ETF and Rydex S&P 500 Equal Weight Utilities ETF commenced operations on November 1, 2006.

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”). The Rydex S&P 500 Equal Weight ETF tracks the S&P 500 Equal Weight Index, the Rydex S&P MidCap 400 Equal Weight ETF tracks the S&P MidCap 400® Equal Weight Index, the Rydex S&P SmallCap 600 Equal Weight ETF tracks the S&P SmallCap 600® Equal Weight Index, the Rydex Russell MidCap® Equal Weight ETF tracks the Russell MidCap® Equal Weight Index, the Rydex Russell 1000® Equal Weight ETF tracks the Russell 1000® Equal Weight Index, the Rydex Russell 2000® Equal Weight ETF tracks the Russell 2000® Equal Weight Index, the Rydex MSCI EAFE Equal Weight ETF tracks the MSCI EAFE Equal Weighted Index, the Rydex MSCI Emerging Markets Equal Weight ETF tracks the MSCI Emerging Markets Equal Weighted Index, the Rydex MSCI ACWI Equal Weight ETF tracks the MSCI ACWI Equal Weighted Index, the Rydex S&P 500 Equal Weight Consumer Discretionary ETF tracks the S&P 500 Equal Weight Consumer Discretionary Index, the Rydex S&P 500 Equal Weight Consumer Staples ETF tracks the S&P 500 Equal Weight Consumer Staples Index, the Rydex S&P 500 Equal Weight Energy ETF tracks the S&P 500 Equal Weight Energy Index, the Rydex S&P 500 Equal Weight Financials ETF tracks the S&P 500 Equal Weight Financials Index, the Rydex S&P 500 Equal Weight Health Care ETF tracks the S&P 500 Equal Weight Health Care Index, the Rydex S&P 500 Equal Weight Industrials ETF tracks the S&P 500 Equal Weight Industrials Index, the Rydex S&P 500 Equal Weight Materials ETF tracks the S&P 500 Equal Weight Materials Index, the Rydex S&P 500 Equal Weight Technology ETF tracks the S&P 500 Equal Weight Information Technology Index and the Rydex S&P 500 Equal Weight Utilities ETF tracks the S&P 500 Equal Weight Telecommunication Services & Utilities Index. The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares (100,000 shares for International Funds) called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds’ financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ANNUAL REPORT      177

NOTES TO FINANCIAL STATEMENTS (continued)

A.	Security Valuation

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Security Investors, LLC, an affiliated entity, which acts as the Funds’ investment advisor (the “Advisor”), in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price at the close of business. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost which approximates market value.

B.	Security Transactions and Income Recognition

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.	Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Security Global Investors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Security Global Investors, liquidity or other considerations so warrant. For the year ended October 31, 2011, the Funds had not engaged in repurchase agreement transactions.

D.	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized foreign exchange gains or losses arise from the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

E.	Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2008 — 2011), and has concluded that no provision for income tax was required in the Funds’ financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from REITs and losses deferred due to wash sales.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund will be seen on the treatment of capital loss carryforwards.

Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or NAV. The most significant of these adjustments are for net capital gains resulting from in-kind redemptions, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund

ANNUAL REPORT      179

NOTES TO FINANCIAL STATEMENTS (continued)

shareholders, or net capital losses resulting from in-kind redemptions, which are reclassified to paid-in-capital. For the year ended October 31, 2011, the adjustments for the Funds were as follows:

		Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)

Rydex S&P 500 Equal Weight ETF	$296,324,299	$(1,475,706)	$(294,848,593)
Rydex S&P MidCap 400 Equal Weight ETF	1	(836)	835
Rydex S&P SmallCap 600 Equal Weight ETF	—	(994)	994
Rydex Russell MidCap® Equal Weight ETF	173,449	(6,748)	(166,701)
Rydex Russell 1000® Equal Weight ETF	106,720	(4,536)	(102,184)
Rydex Russell 2000® Equal Weight ETF	(17)	(4,057)	4,074
Rydex MSCI EAFE Equal Weight ETF	314,407	26,866	(341,273)
Rydex MSCI Emerging Markets Equal Weight ETF	(297,805)	26,398	271,407
Rydex MSCI ACWI Equal Weight ETF	(758,044)	(598)	758,642
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	2,624,708	—	(2,624,708)
Rydex S&P 500 Equal Weight Consumer Staples ETF	957,802	—	(957,802)
Rydex S&P 500 Equal Weight Energy ETF	4,118,337	—	(4,118,337)
Rydex S&P 500 Equal Weight Financials ETF	1,262,252	(1,481)	(1,260,771)
Rydex S&P 500 Equal Weight Health Care ETF	4,013,252	—	(4,013,252)
Rydex S&P 500 Equal Weight Industrials ETF	6,891,752	(5,111)	(6,886,641)
Rydex S&P 500 Equal Weight Materials ETF	1,339,224	(9,430)	(1,329,794)
Rydex S&P 500 Equal Weight Technology ETF	4,837,454	(19,300)	(4,818,154)
Rydex S&P 500 Equal Weight Utilities ETF	1,795,387	(30,897)	(1,764,490)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended October 31, 2011, the following capital loss carryforward amounts expired or were used to offset current year net realized capital gains:

Rydex S&P 500 Equal Weight ETF	$—
Rydex S&P MidCap 400 Equal Weight ETF	—
Rydex S&P SmallCap 600 Equal Weight ETF	—
Rydex Russell MidCap® Equal Weight ETF	—
Rydex Russell 1000® Equal Weight ETF	—
Rydex Russell 2000® Equal Weight ETF	—
Rydex MSCI EAFE Equal Weight ETF	—
Rydex MSCI Emerging Markets Equal Weight ETF	—
Rydex MSCI ACWI Equal Weight ETF	—
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	322,418
Rydex S&P 500 Equal Weight Consumer Staples ETF	—
Rydex S&P 500 Equal Weight Energy ETF	—
Rydex S&P 500 Equal Weight Financials ETF	26,014
Rydex S&P 500 Equal Weight Health Care ETF	—
Rydex S&P 500 Equal Weight Industrials ETF	271
Rydex S&P 500 Equal Weight Materials ETF	603,691
Rydex S&P 500 Equal Weight Technology ETF	718,650
Rydex S&P 500 Equal Weight Utilities ETF	87,518

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the expiration of the capital loss carryforward is as follows:

	2016	2017	2018	2019	Unlimited

Rydex S&P 500 Equal Weight ETF	$119,981,602	$313,762,207	$35,251,288	$20,961,994	$—
Rydex S&P MidCap 400 Equal Weight ETF	—	—	—	—	8,775
Rydex S&P SmallCap 600 Equal Weight ETF	—	—	—	—	2,144
Rydex Russell MidCap® Equal Weight ETF	—	—	—	203,151	—
Rydex Russell 1000® Equal Weight ETF	—	—	—	1,055	—
Rydex Russell 2000® Equal Weight ETF	—	—	—	260,291	—
Rydex MSCI EAFE Equal Weight ETF	—	—	—	—	—
Rydex MSCI Emerging Markets Equal Weight ETF	—	—	—	18,800	—
Rydex MSCI ACWI Equal Weight ETF	—	—	—	—	—
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	800,016	1,981,333	—	—	—
Rydex S&P 500 Equal Weight Consumer Staples ETF	32,363	195,890	—	61,000	—
Rydex S&P 500 Equal Weight Energy ETF	—	1,743,348	393,314	128,371	—
Rydex S&P 500 Equal Weight Financials ETF	1,784,990	4,062,086	376,840	—	—
Rydex S&P 500 Equal Weight Health Care ETF	929,808	3,545,994	—	66,030	—
Rydex S&P 500 Equal Weight Industrials ETF	—	1,121,641	—	—	—
Rydex S&P 500 Equal Weight Materials ETF	—	577,821	—	—	—
Rydex S&P 500 Equal Weight Technology ETF	—	2,339,667	—	—	—
Rydex S&P 500 Equal Weight Utilities ETF	−	527,922	333,609	—	—

The tax character of distributable earnings (accumulated losses) at October 31, 2011 was as follows:

	Undistributed	Undistributed		Unrealized
	Ordinary	Long Term	Capital Loss	Appreciation
	Income	Capital Gain	Carryfoward	(Depreciation)

Rydex S&P 500 Equal Weight ETF	$818,113	$—	$(489,957,091)	$(123,008,966)
Rydex S&P MidCap 400 Equal Weight ETF	1,484	—	(8,775)	(142,596)
Rydex S&P SmallCap 600 Equal Weight ETF	2,570	—	(2,144)	16,573
Rydex Russell MidCap® Equal Weight ETF	36,985	—	(203,151)	(366,721)
Rydex Russell 1000® Equal Weight ETF	21,192	—	(1,055)	(1,640,486)
Rydex Russell 2000® Equal Weight ETF	18,876	—	(260,291)	(1,564,922)
Rydex MSCI EAFE Equal Weight ETF	24,815	—	—	(1,829,127)
Rydex MSCI Emerging Markets Equal Weight ETF	—	—	(18,800)	(2,791,231)
Rydex MSCI ACWI Equal Weight ETF	44,260	230	—	(237,274)
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	12,998	—	(2,781,349)	1,045,328
Rydex S&P 500 Equal Weight Consumer Staples ETF	57,011	—	(289,253)	2,255,884
Rydex S&P 500 Equal Weight Energy ETF	3,322	—	(2,265,033)	(5,834,804)
Rydex S&P 500 Equal Weight Financials ETF	—	—	(6,223,916)	(1,793,995)
Rydex S&P 500 Equal Weight Health Care ETF	36,874	—	(4,541,832)	(2,327,171)
Rydex S&P 500 Equal Weight Industrials ETF	7,527	—	(1,121,641)	(183,257)
Rydex S&P 500 Equal Weight Materials ETF	29,012	—	(577,821)	2,655,309
Rydex S&P 500 Equal Weight Technology ETF	—	—	(2,339,667)	(1,325,832)
Rydex S&P 500 Equal Weight Utilities ETF	40,616	—	(861,531)	1,231,912

Differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments relate to tax deferral of losses on wash sales and estimated return of capital payments on REITs. Any undistributed ordinary income or long-term capital gain remaining at fiscal year-end is distributed in the following year.

ANNUAL REPORT      181

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during 2011 was as follows:

	Ordinary	Return of
	Income	Capital

Rydex S&P 500 Equal Weight ETF	$40,649,421	$—
Rydex S&P MidCap 400 Equal Weight ETF	5,601	—
Rydex S&P SmallCap 600 Equal Weight ETF	6,163	—
Rydex Russell MidCap® Equal Weight ETF	168,415	—
Rydex Russell 1000® Equal Weight ETF	165,561	—
Rydex Russell 2000® Equal Weight ETF	82,186	—
Rydex MSCI EAFE Equal Weight ETF	491,348	—
Rydex MSCI Emerging Markets Equal Weight ETF	160,394	155,130
Rydex MSCI ACWI Equal Weight ETF	83,619	—
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	291,636	—
Rydex S&P 500 Equal Weight Consumer Staples ETF	404,016	—
Rydex S&P 500 Equal Weight Energy ETF	267,926	—
Rydex S&P 500 Equal Weight Financials ETF	292,247	—
Rydex S&P 500 Equal Weight Health Care ETF	230,946	—
Rydex S&P 500 Equal Weight Industrials ETF	609,503	—
Rydex S&P 500 Equal Weight Materials ETF	560,979	—
Rydex S&P 500 Equal Weight Technology ETF	622,234	—
Rydex S&P 500 Equal Weight Utilities ETF	868,554	—

The tax character of distributions paid during 2010 was as follows:

Ordinary
Income

Rydex S&P 500 Equal Weight ETF	$27,968,738
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	221,575
Rydex S&P 500 Equal Weight Consumer Staples ETF	244,303
Rydex S&P 500 Equal Weight Energy ETF	137,899
Rydex S&P 500 Equal Weight Financials ETF	251,198
Rydex S&P 500 Equal Weight Health Care ETF	247,927
Rydex S&P 500 Equal Weight Industrials ETF	398,481
Rydex S&P 500 Equal Weight Materials ETF	1,001,234
Rydex S&P 500 Equal Weight Technology ETF	230,398
Rydex S&P 500 Equal Weight Utilities ETF	451,578

F. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short-term securities with maturities of 60 days or less, including repurchase agreements.

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended October 31, 2011, there were no securities transferred between any Levels.

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the inputs used to value the Funds’ net assets as of October 31, 2011:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	in Securities	in Securities	in Securities	Total

Rydex S&P 500 Equal Weight ETF	$3,062,303,166	$—	$—	$3,062,303,166
Rydex S&P MidCap 400 Equal Weight ETF	2,825,418	—	—	2,825,418
Rydex S&P SmallCap 600 Equal Weight ETF	5,639,185	70	—	5,639,255
Rydex Russell MidCap® Equal Weight ETF	54,498,084	—	—	54,498,084
Rydex Russell 1000® Equal Weight ETF	34,188,640	—	—	34,188,640
Rydex Russell 2000® Equal Weight ETF	23,566,416	7,770	—	23,574,186
Rydex MSCI EAFE Equal Weight ETF	11,019,854	1,698	—	11,021,552
Rydex MSCI Emerging Markets Equal Weight ETF	16,867,283	6,915	—	16,874,198
Rydex MSCI ACWI Equal Weight ETF	3,586,526	—	—	3,586,526
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	21,460,342	—	—	21,460,342
Rydex S&P 500 Equal Weight Consumer Staples ETF	30,484,808	—	—	30,484,808
Rydex S&P 500 Equal Weight Energy ETF	35,280,937	—	—	35,280,937
Rydex S&P 500 Equal Weight Financials ETF	17,126,139	—	—	17,126,139
Rydex S&P 500 Equal Weight Health Care ETF	53,186,021	—	—	53,186,021
Rydex S&P 500 Equal Weight Industrials ETF	15,454,857	—	—	15,454,857
Rydex S&P 500 Equal Weight Materials ETF	36,757,712	—	—	36,757,712
Rydex S&P 500 Equal Weight Technology ETF	109,682,799	—	—	109,682,799
Rydex S&P 500 Equal Weight Utilities ETF	32,378,037	—	—	32,378,037

For the year ended October 31, 2011, there were no Level 3 Investments.

G.	Dividends and Distributions

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H.	Risks and Uncertainties

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex S&P 500 Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

I.	Risk Disclosure

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.	ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant

ANNUAL REPORT      183

NOTES TO FINANCIAL STATEMENTS (continued)

index. For these services, the Advisor receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee

Rydex S&P 500 Equal Weight ETF	0.40%
Rydex S&P MidCap 400 Equal Weight ETF	0.40%
Rydex S&P SmallCap 600 Equal Weight ETF	0.40%
Rydex Russell MidCap® Equal Weight ETF	0.40%
Rydex Russell 1000® Equal Weight ETF	0.40%
Rydex Russell 2000® Equal Weight ETF	0.40%
Rydex MSCI EAFE Equal Weight ETF	0.55%
Rydex MSCI Emerging Markets Equal Weight ETF	0.70%
Rydex MSCI ACWI Equal Weight ETF	0.20%
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	0.50%
Rydex S&P 500 Equal Weight Consumer Staples ETF	0.50%
Rydex S&P 500 Equal Weight Energy ETF	0.50%
Rydex S&P 500 Equal Weight Financials ETF	0.50%
Rydex S&P 500 Equal Weight Health Care ETF	0.50%
Rydex S&P 500 Equal Weight Industrials ETF	0.50%
Rydex S&P 500 Equal Weight Materials ETF	0.50%
Rydex S&P 500 Equal Weight Technology ETF	0.50%
Rydex S&P 500 Equal Weight Utilities ETF	0.50%

The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses, Trustee Fees (where applicable) and extraordinary expenses.

For the Rydex MSCI ACWI Equal Weight ETF and the Rydex Emerging Markets Equal Weight ETF, the Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, dividends on securities sold short, distribution fees and expenses, and extraordinary expenses (“Excluded Expenses”)) plus Acquired Fund Fees and Expenses borne indirectly from exceeding 0.60% (for the Rydex MSCI ACWI Equal Weight ETF) or 0.70% (for the Rydex Emerging Markets Equal Weight ETF) of the Fund’s average daily net assets until February 28, 2012. This agreement may be terminated: (i) by the Trust’s Board of Trustees, for any reason at any time, or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of the business on the last day of the then-current one-year period.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to Rydex Distributors, LLC, an affiliated entity, (the “Distributor”) and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.	CAPITAL

At October 31, 2011, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to

NOTES TO FINANCIAL STATEMENTS (continued)

equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Minimum
Transaction Fee

Rydex S&P 500 Equal Weight ETF	$2,000
Rydex S&P MidCap 400 Equal Weight ETF	2,000
Rydex S&P SmallCap 600 Equal Weight ETF	1,250
Rydex Russell MidCap® Equal Weight ETF	2,000
Rydex Russell 1000® Equal Weight ETF	2,500
Rydex Russell 2000® Equal Weight ETF	3,000
Rydex MSCI EAFE Equal Weight ETF	12,000
Rydex MSCI Emerging Markets Equal Weight ETF	6,000
Rydex MSCI ACWI Equal Weight ETF	2,000
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	750
Rydex S&P 500 Equal Weight Consumer Staples ETF	500
Rydex S&P 500 Equal Weight Energy ETF	500
Rydex S&P 500 Equal Weight Financials ETF	750
Rydex S&P 500 Equal Weight Health Care ETF	500
Rydex S&P 500 Equal Weight Industrials ETF	500
Rydex S&P 500 Equal Weight Materials ETF	500
Rydex S&P 500 Equal Weight Technology ETF	750
Rydex S&P 500 Equal Weight Utilities ETF	500

5.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2011, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions

Rydex S&P 500 Equal Weight ETF	$2,768,801,103	$1,942,054,957
Rydex S&P MidCap 400 Equal Weight ETF	2,976,577	—
Rydex S&P SmallCap 600 Equal Weight ETF	5,628,940	—
Rydex Russell MidCap® Equal Weight ETF	56,296,996	1,501,468
Rydex Russell 1000® Equal Weight ETF	37,122,772	1,450,623
Rydex Russell 2000® Equal Weight ETF	25,380,840	—
Rydex MSCI EAFE Equal Weight ETF	24,804,865	12,061,030
Rydex MSCI Emerging Markets Equal Weight ETF	17,984,637	4,441,699
Rydex MSCI ACWI Equal Weight ETF	7,756,517	3,247,346
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	7,382,455	13,584,293
Rydex S&P 500 Equal Weight Consumer Staples ETF	18,099,368	3,142,633
Rydex S&P 500 Equal Weight Energy ETF	99,180,407	77,214,373
Rydex S&P 500 Equal Weight Financials ETF	8,458,023	6,902,846
Rydex S&P 500 Equal Weight Health Care ETF	118,501,145	122,586,798
Rydex S&P 500 Equal Weight Industrials ETF	8,391,571	35,411,733
Rydex S&P 500 Equal Weight Materials ETF	9,279,454	5,656,205
Rydex S&P 500 Equal Weight Technology ETF	68,765,766	45,910,160
Rydex S&P 500 Equal Weight Utilities ETF	18,573,659	8,067,482

ANNUAL REPORT      185

NOTES TO FINANCIAL STATEMENTS (continued)

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales

Rydex S&P 500 Equal Weight ETF	$601,884,637	$617,046,786
Rydex S&P MidCap 400 Equal Weight ETF	199,636	196,539
Rydex S&P SmallCap 600 Equal Weight ETF	448,303	458,195
Rydex Russell MidCap® Equal Weight ETF	7,478,600	7,346,213
Rydex Russell 1000® Equal Weight ETF	4,542,481	4,491,157
Rydex Russell 2000® Equal Weight ETF	5,603,630	5,578,201
Rydex MSCI EAFE Equal Weight ETF	4,324,169	4,585,289
Rydex MSCI Emerging Markets Equal Weight ETF	16,774,623	10,443,629
Rydex MSCI ACWI Equal Weight ETF	429,842	431,113
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	6,431,180	6,902,251
Rydex S&P 500 Equal Weight Consumer Staples ETF	2,907,791	3,145,263
Rydex S&P 500 Equal Weight Energy ETF	10,919,690	11,052,148
Rydex S&P 500 Equal Weight Financials ETF	3,554,041	3,280,371
Rydex S&P 500 Equal Weight Health Care ETF	10,045,135	11,939,203
Rydex S&P 500 Equal Weight Industrials ETF	6,063,950	7,186,195
Rydex S&P 500 Equal Weight Materials ETF	8,960,219	9,127,303
Rydex S&P 500 Equal Weight Technology ETF	33,799,528	33,451,306
Rydex S&P 500 Equal Weight Utilities ETF	3,653,110	3,933,421

There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2011.

At October 31, 2011, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Rydex S&P 500 Equal Weight ETF	$3,185,312,132	$139,708,357	$(262,717,323)	$(123,008,966)
Rydex S&P MidCap 400 Equal Weight ETF	2,968,014	74,676	(217,272)	(142,596)
Rydex S&P SmallCap 600 Equal Weight ETF	5,622,682	294,834	(278,261)	16,573
Rydex Russell MidCap® Equal Weight ETF	54,864,805	2,226,652	(2,593,373)	(366,721)
Rydex Russell 1000® Equal Weight ETF	35,829,126	890,595	(2,531,081)	(1,640,486)
Rydex Russell 2000® Equal Weight ETF	25,139,093	1,033,273	(2,598,180)	(1,564,907)
Rydex MSCI EAFE Equal Weight ETF	12,850,143	277,612	(2,106,203)	(1,828,591)
Rydex MSCI Emerging Markets Equal Weight ETF	19,665,493	373,823	(3,165,118)	(2,791,295)
Rydex MSCI ACWI Equal Weight ETF	3,823,800	28,580	(265,854)	(237,274)
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	20,415,014	2,595,108	(1,549,780)	1,045,328
Rydex S&P 500 Equal Weight Consumer Staples ETF	28,228,924	2,924,729	(668,845)	2,255,884
Rydex S&P 500 Equal Weight Energy ETF	41,115,741	1,224,860	(7,059,664)	(5,834,804)
Rydex S&P 500 Equal Weight Financials ETF	18,920,134	909,216	(2,703,211)	(1,793,995)
Rydex S&P 500 Equal Weight Health Care ETF	55,513,192	651,018	(2,978,189)	(2,327,171)
Rydex S&P 500 Equal Weight Industrials ETF	15,638,114	1,137,723	(1,320,980)	(183,257)
Rydex S&P 500 Equal Weight Materials ETF	34,102,403	5,365,630	(2,710,321)	2,655,309
Rydex S&P 500 Equal Weight Technology ETF	111,008,631	8,562,974	(9,888,806)	(1,325,832)
Rydex S&P 500 Equal Weight Utilities ETF	31,146,125	2,096,343	(864,431)	1,231,912

6.	AFFILIATED ISSUERS

Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Rydex MSCI ACWI Equal Weight ETF as of October 31, 2011 amounted to $2,503,714, which

NOTES TO FINANCIAL STATEMENTS (concluded)

represents 69.8% of net assets. There were no affiliated companies held in any other Fund. Transactions in Rydex MSCI ACWI Equal Weight ETF during the year ended October 31, 2011 in which the portfolio company is an “affiliated person” are as follows:

							Gain (Loss)
							Realized on
	Value			Value	Shares	Investment	Sale of
Security	1/7/11	Additions	Reductions	10/31/11	10/31/11	Income	Shares

Rydex MSCI EAFE Equal Weight ETF	$—	$3,106,238	$(1,361,368)	$1,368,704	36,992	$64,876	$(281,530)
Rydex MSCI Emerging Markets Equal Weight ETF	—	2,687,610	(1,072,411)	1,135,010	33,275	33,917	(377,229)

7. NAME CHANGES

Effective March 1, 2011, the Rydex S&P Equal Weight ETF, the Rydex S&P Equal Weight Consumer Discretionary ETF, the Rydex S&P Equal Weight Consumer Staples ETF, the Rydex S&P Equal Weight Energy ETF, the Rydex S&P Equal Weight Financials ETF, the Rydex S&P Equal Weight Health Care ETF, the Rydex S&P Equal Weight Industrials ETF, the Rydex S&P Equal Weight Materials ETF, the Rydex S&P Equal Weight Technology ETF and the Rydex S&P Equal Weight Utilities ETF, changed their Fund names to Rydex S&P 500 Equal Weight ETF, Rydex S&P 500 Equal Weight Consumer Discretionary ETF, Rydex S&P 500 Equal Weight Consumer Staples ETF, Rydex S&P 500 Equal Weight Energy ETF, Rydex S&P 500 Equal Weight Financials ETF, Rydex S&P 500 Equal Weight Health Care ETF, Rydex S&P 500 Equal Weight Industrials ETF, Rydex S&P 500 Equal Weight Materials ETF, Rydex S&P 500 Equal Weight Technology ETF and Rydex S&P 500 Equal Weight Utilities ETF, respectively. The name changes did not have any impact on the Funds’ investment objectives, tickers or CUSIPS.

ANNUAL REPORT      187

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex S&P 500 Equal Weight ETF, Rydex S&P MidCap 400 Equal Weight ETF, Rydex S&P SmallCap 600 Equal Weight ETF, Rydex Russell MidCap® Equal Weight ETF, Rydex Russell 1000® Equal Weight ETF, Rydex Russell 2000® Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF, Rydex MSCI ACWI Equal Weight ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF, and Rydex S&P Equal Weight Utilities ETF (18 of the series constituting the Rydex ETF Trust) (the “Funds”) as of October 31, 2011, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at October 31, 2011, and the results of their operations, the changes in their net assets, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
December 23, 2011

SUPPLEMENTAL INFORMATION (Unaudited)

Federal Income Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Funds during the year ended October 31, 2011:

	Dividend Received	Long Term Capital	Qualified Income
	Deduction	Gains Distribution	Distribution

Rydex S&P 500 Equal Weight ETF	100.00%	$—	$50,481,158
Rydex S&P MidCap 400 Equal Weight ETF	100.00%	—	8,435
Rydex S&P SmallCap 600 Equal Weight ETF	100.00%	—	10,746
Rydex Russell MidCap® Equal Weight ETF	100.00%	—	288,531
Rydex Russell 1000® Equal Weight ETF	100.00%	—	223,473
Rydex Russell 2000® Equal Weight ETF	100.00%	—	120,491
Rydex MSCI EAFE Equal Weight ETF	0.00%	—	552,283
Rydex MSCI Emerging Markets Equal Weight ETF	0.00%	—	179,945
Rydex MSCI ACWI Equal Weight ETF	11.89%	—	115,392
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	100.00%	—	414,879
Rydex S&P 500 Equal Weight Consumer Staples ETF	100.00%	—	517,699
Rydex S&P 500 Equal Weight Energy ETF	100.00%	—	491,922
Rydex S&P 500 Equal Weight Financials ETF	100.00%	—	271,621
Rydex S&P 500 Equal Weight Health Care ETF	100.00%	—	476,803
Rydex S&P 500 Equal Weight Industrials ETF	100.00%	—	800,368
Rydex S&P 500 Equal Weight Materials ETF	100.00%	—	790,048
Rydex S&P 500 Equal Weight Technology ETF	100.00%	—	1,206,129
Rydex S&P 500 Equal Weight Utilities ETF	100.00%	—	995,340

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2011 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust’s Form N-PX on the SEC’s website at, http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room inWashington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:

40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

ANNUAL REPORT      189

SUPPLEMENTAL INFORMATION (Unaudited) (continued)

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Funds’ investment adviser (the “Investment Adviser”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals.

The Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The parties expect the Transaction to be completed in late 2011 or early 2012. However, it is subject to various conditions, and could be delayed or even terminated due to unforeseen circumstances.

In anticipation of the Transaction, the Boards of Trustees of the Funds (the “Boards”) have called special meetings of shareholders (the “Meetings”), at which shareholders of record of each of the Funds as of October 3, 2011 (October 13, 2011 with respect to the Funds that are series of Rydex ETF Trust) will be asked to consider the approval of new investment advisory agreements between the Funds and the Investment Adviser (the “New Advisory Agreements”). This is necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Funds’ current investment advisory agreements with the Investment Adviser (the “Current Agreements”). The terms of the New Agreements are substantially identical to the corresponding Current Agreements, except with respect to the date of execution.

Board Considerations in Approving the Investment Advisory Agreement

At an in-person meeting of the Rydex ETF Trust’s Board of Trustees held August 16-17, 2011, called for the purpose of, among other things, voting on the approval of investment advisory agreement applicable to the series of the Trust (collectively, the “Funds”), the Trust’s Board of Trustees, including the independent Trustees, unanimously approved the investment advisory agreement between the Trust and Security Investors, LLC (referred to herein as the “Adviser”).

At the meeting of August 16-17, 2011, the Trust’s Board of Trustees also considered a new investment advisory agreement that was required as a result of a proposed change in the corporate ownership structure of the Adviser (the “Transaction”). The Investment Company Act of 1940 (the “1940 Act”), the law that regulates mutual funds, including the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a “change in control” of the investment adviser. The change in the corporate ownership structure of the Adviser could potentially be deemed to constitute a “change in control” (as this term is used for regulatory purposes) of the Adviser. Before an investment advisory agreement terminates, a new investment advisory agreement must be in effect in order for the investment adviser to continue to manage the fund’s investments. For that reason, the Board of Trustees was asked to approve a new investment advisory agreement for the Funds.

At the meeting of August 16-17, 2011, the Board considered the new investment advisory agreement, pursuant to which, subject to approval by each Fund’s shareholders, the Adviser would continue to serve each Fund as investment adviser after the completion of the Transaction. At a special meeting of the Board held on September 14, 2011, the Board considered further information about the Transaction and voted in favor of the new investment advisory agreement.

In reaching the conclusion to approve the investment advisory agreement, the Trustees requested and obtained from the Adviser such information as the Trustees deemed reasonably necessary to evaluate the proposed agreement. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.

Prior to the Board meetings in August and September 2011, representatives of Guggenheim Capital informed the Board of the Transaction. With respect to the Transaction, the Board reviewed materials received from Guggenheim Capital, including information relating to the terms of the Transaction. The Board also reviewed information regarding Guggenheim Capital, including, but not limited to: (a) certain representations concerning Guggenheim Capital’s financial condition, (b) information regarding the new proposed ownership structure and its possible effect on shareholders, (c) information regarding the consideration to be paid by Guggenheim Capital, and (d) potential conflicts of interest.

SUPPLEMENTAL INFORMATION (Unaudited) (continued)

In considering the new investment advisory agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of their shareholders. The Board, including the independent Trustees, unanimously approved the new agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the current investment advisory agreement at the Board meeting of August 16-17, 2011. The Trustees noted that, at the meeting, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable mutual funds. They also considered the evolution of the Rydex|SGI family of funds and the Adviser since the change in control of the Investment Adviser in 2010 and Guggenheim Capital’s commitment to the success of the Adviser and the Funds.

In addition, as a part of their required consideration of the renewal of the current investment advisory agreement at the meeting of August 16-17, 2011, the Trustees, including the independent Trustees, had evaluated a number of considerations, including among others: (a) the quality of the Advisers’ investment advisory and other services; (b) the Advisers’ investment management personnel; (c) the Advisers’ operations and financial condition; (d) the Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Advisers charge compared with the fees charged to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisers’ profitability from its Fund-related operations; (h) the Advisers’ compliance systems; (i) the Advisers’ policies on and compliance procedures for personal securities transactions; (j) the Advisers’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Based on the Board’s deliberations at the meetings of August 16-17, 2011 and September 14, 2011, and its evaluation of the information regarding the Transaction and the fact that the Transaction is not expected to change the level and quality of services rendered by the Adviser to any of the Funds, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the current and new investment advisory agreement are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve the current investment advisory agreement and, subject to shareholder approval, the new investment advisory agreement, based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser. At the meeting of August 16-17, 2011, the Board reviewed the scope of services to be provided by the Adviser under the current investment advisory agreement and, at the meetings of August 16-17, 2011 and September 14, 2011, noted that there would be no significant differences between the scope of services required to be provided by the Adviser under the current investment advisory agreement and the scope of services required to be provided by the Adviser under the new investment advisory agreement. The Board noted that the key investment and management personnel of the Adviser servicing the Funds are expected to remain the same following the Transaction. The Trustees also considered Guggenheim Capital’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the meeting of August 16-17, 2011, the Board had reviewed statistical information prepared by the Adviser regarding the expense ratio components and performance of each Fund. Based on the representations made by Guggenheim Capital at the meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the meeting of August 16-17, 2011, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current investment advisory agreement. At that meeting, the Board had also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser. At the Board meeting, the Board considered the fact that the fee rates payable to the Adviser would be the same under each Fund’s new investment advisory agreement as they are under such Fund’s current agreement. With respect to anticipated profitability, the Board noted that it was too early to predict how the Transaction would affect the Adviser’s profitability with respect to the Funds, but noted that this matter would be given further consideration on an ongoing basis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the meeting of August 16-17, 2011, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change under the new investment advisory agreement, and that no

ANNUAL REPORT      191

SUPPLEMENTAL INFORMATION (Unaudited) (concluded)

additional economies of scale would be directly realized as a result of the Transaction. They also noted that they will have the opportunity to again review the appropriateness of the fees payable to the Adviser under the new agreement when the renewal of the new agreement comes before the Board.

•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the distribution services performed by the Funds’ Distributor under a separate agreement at the meeting of August 16-17, 2011. The Board reviewed information regarding potential economies of scale arising from the integration of the asset management businesses of Guggenheim Capital. The Board also considered the terms of the Transaction and the changes to the corporate ownership structure of the Adviser, noting that the Adviser would no longer be a subsidiary of Security Benefit Corporation. In this regard, the Board noted that, under the corporate structure after the Transaction, the Adviser would be more closely controlled by Guggenheim Capital, which could benefit Guggenheim Capital. The Board also noted that the costs associated with the Transaction would be borne by Guggenheim Capital (or its affiliates) and not the Funds.

On the basis of the information provided to it and its evaluation of that information, the Board, including the independent Trustees, concluded that the terms of the investment advisory and investment sub-advisory agreements for the Funds were reasonable, and that approval of the current and new investment advisory agreement was in the best interests of the Funds.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other Trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee
Year of Birth	(Year Began)	Number of Funds Overseen

Corey A. Colehour Trustee (1945)	Rydex Series Funds – 1993 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; Member of the Audit and Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton Trustee (1941)	Rydex Series Funds – 1995 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret Trustee, Chairman of the Board (1940)	Rydex Series Funds – 1997 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller Trustee, Vice Chairman of the Board (1940)	Rydex Series Funds – 2005 Rydex Variable Trust – 2005 Rydex Dynamic Funds – 2005 Rydex ETF Trust – 2005	150

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

Thomas F. Lydon, Jr. Trustee (1960)	Rydex Series Funds – 2005 Rydex Variable Trust – 2005 Rydex Dynamic Funds – 2005 Rydex ETF Trust – 2005	150

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville Trustee (1942)	Rydex Series Funds – 1997 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present);Member of the Audit Committee (1997 to present)

Roger Somers Trustee (1944)	Rydex Series Funds – 1993 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

ANNUAL REPORT      193

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and
Year of Birth	Principal Occupations During Past Five Years

Richard M. Goldman* President (1961)	Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President and Manager Representative, Security Investors, LLC; CEO and Manager, Rydex Holdings, LLC; CEO, President and Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; President and Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Previous: Director, First Security Benefit Life Insurance Company (2007-2010); President and Director, Security Global Investors (2010-2011); CEO and Director, Rydex Advisors, LLC and Rydex Advisor II, LLC (2010); Director, Security Distributors, Inc. (2007-2009); Managing Member, R M Goldman Partners, LLC (2006-2007)

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President and Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) and Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and
Year of Birth	Principal Occupations During Past Five Years

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Current: Chief Compliance Officer and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; Senior Vice President and Chief Compliance Officer, Security Investors, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006)

Keith A. Fletcher* Vice President (1958)	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); Brecek and Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap l Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Security Global Investors.

Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”)

Our Commitment to You

When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone — whether it is your personal information or if you are a current or former Rydex|SGI client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies” — tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies.

We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

805 KING FARM BLVD.
SUITE 600
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com

ETF-ANN-1011X1012

October 31, 2011
RYDEX ETF TRUST ANNUAL REPORT

RYDEX RUSSELL TOP 50® ETF

RYDEX S&P 500 PURE VALUE ETF

RYDEX S&P 500 PURE GROWTH ETF

RYDEX S&P MIDCAP 400 PURE VALUE ETF

RYDEX S&P MIDCAP 400 PURE GROWTH ETF

RYDEX S&P SMALLCAP 600 PURE VALUE ETF

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

ANNUAL REPORT      1

LETTER TO OUR SHAREHOLDERS	2

FEES AND EXPENSES	4

PREMIUM AND DISCOUNT INFORMATION	5

MANAGER’S ANALYSIS	6

PORTFOLIO SUMMARY	7

SCHEDULES OF INVESTMENTS	20

STATEMENTS OF ASSETS AND LIABILITIES	37

STATEMENTS OF OPERATIONS	39

STATEMENTS OF CHANGES IN NET ASSETS	41

FINANCIAL HIGHLIGHTS	45

NOTES TO FINANCIAL STATEMENTS	52

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	58

SUPPLEMENTAL INFORMATION	59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	63

RYDEX|SGI PRIVACY POLICIES	66

2

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

The U.S. and European debt crises weighed down equity markets in the fall of 2011, but not enough to offset strong performance in the first half of the period that was spurred by the Fed’s quantitative easing (QE) program and a belief that the economic recovery was gaining traction. The broad market S&P 500 Index returned 8.09% over the 12 months ended October 31, 2011.

To achieve that performance, investors had to shrug off natural disasters, Mid East uprisings, volatile oil prices and sovereign debt issues. QEII ended in June, then Congress wrangled over the debt ceiling, and that led to the U.S. losing its triple-A debt rating in August.

As with many countries, the central bank of the U.S. was a major factor in the markets for most of the past year. Late in the third quarter, the Fed chairman said the “recovery is close to faltering,” and there was a risk of another recession unless the government took steps to increase growth. Recessionary fears plagued U.S. markets throughout the past 12 months, driven by weak housing demand despite record-low mortgage rates, consumer confidence that has ebbed for several months and job creation insufficient to keep up with population growth.

Recession was also a threat in Europe, as high unemployment and austerity measures weigh on weaker members of the euro zone, with a knock-on effect for the continent’s growth engines of Germany and France. A rising number of investors are bracing for an orderly default of Greece that may prevent financial problems from spreading to other weak countries or to banks, and stabilize the euro. Even though they were not at the eye of the sovereign debt storm, many emerging market economies also began weakening over the summer, fearing global recession and financial contagion. Investors are especially concerned about the stability of China’s banking system and whether inflation will ebb along with slowing growth.

While the market forces play out, many investors have been driven to the sidelines or to safe havens, including gold, which reached a high of near $1,900 an ounce in August, and the dollar. Further upward moves in the dollar are expected if the world economy continues to sputter. Sluggish economic data, concern over European financial weakness and the Fed’s policy efforts also drove investors into U.S. government debt over the course of 2011, driving up the price of debt maturing in 10 years or more, leading to historic low yields.

As we prepare for 2012, markets continue to be affected by consumer confidence, which remains low, and the unemployment rate, which remains high. Helping matters is lower inflation expectations, good retail sales, sound corporate balance sheets and manufacturing gauges that are improving, albeit slightly. The Fed remains accommodative and the Treasury yield curve is steep. A rebound in GDP to around 2% in the third quarter, fuel prices lower than in the spring and a stronger automotive sector may be enough to keep the U.S. recovery on course, even if modest, and counterbalance difficulties in Europe and Asia.

We are proud of the growth of ETF assets at Rydex|SGI, from $3.6 billion to $5.2 billion (about 44%) over the 12 months ended October 31, 2011, despite troubled markets. According to the Investment Company Institute (ICI), assets in ETFs in the U.S. were more than $1 trillion1 in October, up about 14% from the year earlier. There are now more than 1,000 ETFs in the U.S., 8 of them launched by Rydex|SGI in the past 12 months.

In September, Guggenheim Partners announced it is expanding its investment management capabilities under a single brand called Guggenheim Investments. This marks an alignment of several complementary acquisitions, including Rydex|SGI, into Guggenheim’s existing investment management business. Upon the change of ownership of Rydex|SGI, expected to be complete in Q1 2012, Guggenheim Investments will have total assets exceeding $115 billion*, with nearly 150 investment professionals. Guggenheim Investments will offer clients investment competencies across all major asset classes, including fixed income, equities and alternatives. In addition, with the integration of Rydex|SGI, Guggenheim Investments is projected to be included in the top ten of largest ETF providers globally.**

  1  ICI Exchange Traded Fund Assets, October 2011
 *  Asset figure is based upon the best available information as of 9/30/2011 and consists of assets under management and serviced assets of the various asset managers comprising Guggenheim Investments.
 ** Figures are comprised of Guggenheim Funds Investment Advisors, LLC, Claymore Investment, Inc. and Security Investors, LLC. ETF ranking based on BlackRock Global ETF report as of 9/30/2011 and Guggenheim analysis. Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      3

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Michael Byrum

The opinions and forecasts expressed are those of Michael Byrum as of 10/31/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

S&P 500® Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

RydexïSGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

4

FEES AND EXPENSES

Shareholder Expense Example
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2011 and held for the six months ended October 31, 2011.

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
		Account	Account	Paid During
	Expense	Value	Value	Six-Month Period*
	Ratio	04/30/11	10/31/11	04/30/11 to 10/31/11
Actual
Rydex Russell Top 50® ETF	0.20%	$1,000.00	$947.30	$0.98
Rydex S&P 500 Pure Value ETF	0.35%	$1,000.00	$887.20	$1.66
Rydex S&P 500 Pure Growth ETF	0.35%	$1,000.00	$930.40	$1.70
Rydex S&P MidCap 400 Pure Value ETF	0.35%	$1,000.00	$856.70	$1.64
Rydex S&P MidCap 400 Pure Growth ETF	0.35%	$1,000.00	$919.10	$1.69
Rydex S&P SmallCap 600 Pure Value ETF	0.35%	$1,000.00	$868.50	$1.65
Rydex S&P SmallCap 600 Pure Growth ETF	0.35%	$1,000.00	$920.20	$1.69
Hypothetical (assuming a 5% return before expenses)
Rydex Russell Top 50® ETF	0.20%	$1,000.00	$1,024.20	$1.02
Rydex S&P 500 Pure Value ETF	0.35%	$1,000.00	$1,023.44	$1.79
Rydex S&P 500 Pure Growth ETF	0.35%	$1,000.00	$1,023.44	$1.79
Rydex S&P MidCap 400 Pure Value ETF	0.35%	$1,000.00	$1,023.44	$1.79
Rydex S&P MidCap 400 Pure Growth ETF	0.35%	$1,000.00	$1,023.44	$1.79
Rydex S&P SmallCap 600 Pure Value ETF	0.35%	$1,000.00	$1,023.44	$1.79
Rydex S&P SmallCap 600 Pure Growth ETF	0.35%	$1,000.00	$1,023.44	$1.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

ANNUAL REPORT      5

PREMIUM AND DISCOUNT INFORMATION (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund’s Net Asset Value per share (“NAV”). The NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to October 31, 2011.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

	Number of Days

				Rydex	Rydex	Rydex	Rydex
	Rydex	Rydex	Rydex	S&P MidCap	S&P MidCap	S&P SmallCap	S&P SmallCap
	Russell Top	S&P 500 Pure	S&P 500 Pure	400 Pure	400 Pure	600 Pure	600 Pure
Premium/Discount Range	50® ETF	Value ETF	Growth ETF	Value ETF	Growth ETF	Value ETF	Growth ETF

Greater than 30%	0	0	0	0	0	0	0
Between 10.01% and 30%	0	0	0	0	0	0	0
Between 8.01% and 10%	0	0	0	0	0	0	0
Between 3.01% and 8%	0	2	2	6	0	5	4
Between 1.01% and 3%	3	33	17	30	11	23	45
Between .51% and 1%	7	46	32	43	24	45	50
Between .26% and .5%	25	68	62	82	35	91	111
Between 0% and .25%	922	725	831	633	808	604	556
Between -0.01% and -0.25%	924	688	641	698	692	732	665
Between -0.26% and -0.5%	28	74	65	94	84	99	138
Between -0.51% and -1%	7	41	29	52	36	62	84
Between -1.01% and -3%	3	32	30	60	21	45	54
Between -3.01% and -8%	0	3	3	14	1	6	5
Between -8.01% and -10%	0	0	0	0	0	0	0
Between -10.01% and -30%	0	0	0	0	0	0	0
Less than -30%	0	0	0	0	0	0	0

Total	1,919	1,712	1,712	1,712	1,712	1,712	1,712

	Percentage of Total Days

				Rydex	Rydex	Rydex	Rydex
	Rydex	Rydex	Rydex	S&P MidCap	S&P MidCap	S&P SmallCap	S&P SmallCap
	Russell Top	S&P 500 Pure	S&P 500 Pure	400 Pure	400 Pure	600 Pure	600 Pure
Premium/Discount Range	50® ETF	Value ETF	Growth ETF	Value ETF	Growth ETF	Value ETF	Growth ETF

Greater than 30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 10.01% and 30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 8.01% and 10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 3.01% and 8%	0.00%	0.12%	0.12%	0.35%	0.00%	0.29%	0.23%
Between 1.01% and 3%	0.16%	1.93%	0.99%	1.75%	0.64%	1.34%	2.63%
Between .51% and 1%	0.36%	2.69%	1.87%	2.51%	1.40%	2.63%	2.92%
Between .26% and .5%	1.30%	3.97%	3.62%	4.79%	2.04%	5.32%	6.49%
Between 0% and .25%	48.05%	42.35%	48.54%	36.97%	47.20%	35.28%	32.48%
Between -0.01% and -0.25%	48.15%	40.19%	37.44%	40.77%	40.42%	42.76%	38.84%
Between -0.26% and -0.5%	1.46%	4.32%	3.80%	5.49%	4.91%	5.78%	8.06%
Between -0.51% and -1%	0.36%	2.39%	1.69%	3.04%	2.10%	3.62%	4.91%
Between -1.01% and -3%	0.16%	1.87%	1.75%	3.51%	1.23%	2.63%	3.15%
Between -3.01% and -8%	0.00%	0.17%	0.18%	0.82%	0.06%	0.35%	0.29%
Between -8.01% and -10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Between -10.01% and -30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Less than -30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

6

RYDEX RUSSELL TOP 50® ETF
MANAGER’S ANALYSIS (Unaudited)

Rydex Russell Top 50® ETF (XLG) finished the one-year period ended October 31, 2011, at 7.80%, compared with the Russell Top 50® Total Return Index* benchmark, which returned 8.05% for the same period. During the period, Rydex Russell Top 50® ETF achieved over 99% correlation to its benchmark on a daily basis. The Energy sector (21%) was the largest contributor to performance, followed by Information Technology (11%). The Financials sector (-11.50%) was the largest detractor to performance.

The mega-cap Russell Top 50® Total Return Index performed in-line with the S&P 500 Total Return Index during the period. The slight underperformance of the Russell Top 50® Total Return Index was mainly due to weaker performance of mega-cap Financials stocks relative to Financials stocks in the S&P 500. The sector in each index was about the same weight, but performance of the Top 50 was -11%, compared with a -5% loss in the S&P 500.

The top contributors to the Fund’s return were Exxon Mobil Corp. and Apple, Inc., and the largest detractors were Cisco Systems, Inc. and Citigroup, Inc.

Large-cap stocks generally underperformed both their mid-cap and small-cap counterparts. Large cap stocks, as represented by the S&P 500, returned half a percentage point less than mid-cap stocks and two percentage points less than small cap stocks, as represented by the S&P MidCap 400 and SmallCap 600, respectively.

*The Russell Top 50® Total Return Index is an unmanaged equal-weighted version comprised of the 50 largest companies in the Russell 3000® Index, which is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market.

Cumulative Fund Performance: May 4, 2005 – October 31, 2011

	Rydex Russell	Russell Top	S&P 100
	Top 50	50 Total	Total Return
	ETF	Return Index	Index
5/4/2005	10000	10000	10000
5/31/2005	10116	10118	10088
6/30/2005	9963	9966	9989
7/31/2005	10184	10189	10263
8/31/2005	10108	10114	10142
9/30/2005	10162	10171	10196
10/31/2005	10036	10043	10027
11/30/2005	10364	10375	10381
12/31/2005	10285	10297	10312
1/31/2006	10424	10439	10482
2/28/2006	10457	10472	10550
3/31/2006	10536	10555	10691
4/30/2006	10667	10689	10856
5/31/2006	10393	10417	10618
6/30/2006	10409	10434	10601
7/31/2006	10676	10706	10782
8/31/2006	10978	11010	11061
9/30/2006	11270	11307	11405
10/31/2006	11659	11702	11795
11/30/2006	11863	11909	12001
12/31/2006	12123	12172	12216
1/31/2007	12214	12266	12350
2/28/2007	11758	11806	11960
3/31/2007	11886	11937	12087
4/30/2007	12436	12503	12673
5/31/2007	12828	12902	13117
6/30/2007	12600	12671	12953
7/31/2007	12346	12415	12650
8/31/2007	12617	12689	12902
9/30/2007	13105	13189	13432
10/31/2007	13287	13374	13635
11/30/2007	12757	12841	13061
12/31/2007	12685	12772	12964
1/31/2008	11894	11972	12178
2/29/2008	11339	11414	11654
3/31/2008	11382	11457	11676
4/30/2008	11875	11958	12212
5/31/2008	11804	11885	12209
6/30/2008	10788	10842	11123
7/31/2008	10834	10893	11199
8/31/2008	10990	11052	11360
9/30/2008	10339	10394	10496
10/31/2008	8913	8958	8964
11/30/2008	8414	8456	8388
12/31/2008	8405	8448	8386
1/31/2009	7576	7612	7618
2/28/2009	6849	6874	6810
3/31/2009	7433	7466	7393
4/30/2009	7932	7970	7970
5/31/2009	8407	8450	8418
6/30/2009	8462	8509	8474
7/31/2009	9029	9083	9093
8/31/2009	9283	9341	9404
9/30/2009	9540	9602	9688
10/31/2009	9479	9542	9583
11/30/2009	10040	10110	10174
12/31/2009	10103	10176	10256
1/31/2010	9718	9788	9890
2/28/2010	9917	9991	10136
3/31/2010	10473	10555	10728
4/30/2010	10550	10634	10850
5/31/2010	9663	9739	9927
6/30/2010	9179	9248	9430
7/31/2010	9782	9859	10110
8/31/2010	9326	9399	9633
9/30/2010	10083	10168	10437
10/31/2010	10448	10538	10827
11/30/2010	10342	10432	10787
12/31/2010	11037	11141	11538
1/31/2011	11309	11418	11826
2/28/2011	11642	11757	12198
3/31/2011	11571	11686	12148
4/30/2011	11889	12011	12485
5/31/2011	11710	11831	12290
6/30/2011	11500	11621	12102
7/31/2011	11429	11551	11964
8/31/2011	10896	11013	11342
9/30/2011	10316	10426	10639
10/31/2011	11263	11387	11697

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(05/04/05)

Rydex Russell Top 50® ETF	7.80%	8.11%	-0.69%	1.85%
Russell Top 50® Total Return Index	8.05%	8.33%	-0.54%	2.02%
S&P 100 Total Return Index	8.03%	9.28%	-0.17%	2.44%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      7

RYDEX RUSSELL TOP 50® ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

EXXON MOBIL CORP.	6.89%
APPLE, INC.	6.70%
INTERNATIONAL BUSINESS MACHINES CORP.	4.00%
CHEVRON CORP.	3.78%
MICROSOFT CORP.	3.54%
PROCTER & GAMBLE CO.(THE)	3.20%
GENERAL ELECTRIC CO.	3.17%
JOHNSON & JOHNSON, INC.	3.16%
AT&T, INC.	3.11%
PFIZER, INC.	2.72%

Sector Allocations*

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

8

RYDEX S&P 500 PURE VALUE ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Pure Value ETF (RPV) returned 10.84%. Over the year, its benchmark, the S&P 500 Pure Value Total Return Index*, posted a return of 11.23%. For the period, RPV achieved a correlation of over 99% to its benchmark of the daily price movement of the S&P 500 Pure Value Total Return Index. The Energy sector (35.61% return) was the largest contributor to performance during the period, followed by Health Care (34.44%). The sectors detracting from performance were lightly weighted Telecommunication Services (-33.27%) and Information Technology (-11.05%).

Stocks contributing the most to return were Constellation Energy Group, Inc. and Tesoro Corp., while Hartford Financial Services Group, Inc. and Computer Sciences Corp. were the largest detractors from performance.

From a style perspective, growth pure-style indices outperformed corresponding value pure-style indices at each cap size (with the greatest differential in mid-caps). Within the value pure-style space, large-cap value stocks outperformed mid-cap value stocks and small-cap value stocks.

The 11.23% return of the S&P 500 Pure Value Total Return Index outperformed both the S&P 500 Value Total Return Index* (5.62%) and the broad S&P 500 Total Return Index* (8.09%) for the year.

*The S&P 500 Value Total Return Index consists of value companies in the Standard & Poor’s 500 Index (S&P 500), which is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues). The S&P 500 Pure Value Total Return Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics as selected by S&P.

Cumulative Fund Performance: March 1, 2006 – October 31, 2011

		S&P 500
	Rydex S&P	Pure Value	S&P 500
	500 Pure	Total Return	Value Total
	Value ETF	Index	Return Index
3/1/2006	10000	10000	10000
3/31/2006	10070	10070	10077
4/30/2006	10378	10382	10357
5/31/2006	10218	10218	10104
6/30/2006	10315	10323	10138
7/31/2006	10264	10273	10240
8/31/2006	10435	10450	10396
9/30/2006	10622	10640	10673
10/31/2006	11027	11053	11029
11/30/2006	11287	11317	11227
12/31/2006	11481	11519	11497
1/31/2007	11733	11775	11700
2/28/2007	11784	11831	11502
3/31/2007	11922	11972	11651
4/30/2007	12335	12392	12140
5/31/2007	12683	12748	12604
6/30/2007	12465	12529	12345
7/31/2007	11731	11793	11860
8/31/2007	11697	11765	12019
9/30/2007	11812	11881	12393
10/31/2007	11888	11961	12523
11/30/2007	11315	11396	11914
12/31/2007	11009	11094	11727
1/31/2008	11253	11345	11318
2/29/2008	10078	10151	10728
3/31/2008	9729	9796	10678
4/30/2008	10063	10137	11076
5/31/2008	9944	10020	11089
6/30/2008	8430	8498	9846
7/31/2008	8494	8566	9979
8/31/2008	8917	8996	10113
9/30/2008	8293	8362	9356
10/31/2008	6450	6495	7756
11/30/2008	5578	5615	7060
12/31/2008	5720	5783	7127
1/31/2009	4803	4853	6261
2/28/2009	3772	3808	5442
3/31/2009	4282	4322	5979
4/30/2009	5646	5710	6639
5/31/2009	6360	6439	7062
6/30/2009	6180	6257	7026
7/31/2009	6965	7068	7618
8/31/2009	7983	8110	8033
9/30/2009	8551	8696	8287
10/31/2009	7978	8114	7987
11/30/2009	8372	8517	8487
12/31/2009	8808	8976	8636
1/31/2010	8841	9012	8462
2/28/2010	9144	9326	8695
3/31/2010	9956	10158	9249
4/30/2010	10356	10571	9423
5/31/2010	9488	9687	8676
6/30/2010	8803	8984	8179
7/31/2010	9404	9605	8758
8/31/2010	8769	8957	8349
9/30/2010	9631	9843	8995
10/31/2010	9786	10004	9228
11/30/2010	9805	10026	9185
12/31/2010	10794	11045	9940
1/31/2011	11119	11381	10262
2/28/2011	11618	11894	10640
3/31/2011	11746	12029	10617
4/30/2011	12228	12528	10886
5/31/2011	12160	12461	10687
6/30/2011	11871	12170	10461
7/31/2011	11247	11531	10088
8/31/2011	10517	10785	9464
9/30/2011	9620	9864	8755
10/31/2011	10847	11130	9746

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(03/01/06)

Rydex S&P 500 Pure Value ETF	10.84%	18.93%	-0.33%	1.44%
S&P 500 Pure Value Total Return Index	11.23%	19.66%	0.13%	1.91%
S&P 500 Value Total Return Index	5.62%	7.91%	-2.44%	-0.45%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      9

RYDEX S&P 500 PURE VALUE ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

CONSTELLATION ENERGY GROUP, INC.	2.95%
TESORO CORP.	2.60%
DEAN FOODS CO.	2.44%
COVENTRY HEALTH CARE, INC.	2.21%
SUPERVALU, INC.	2.17%
SEARS HOLDINGS CORP.	2.14%
HUMANA, INC.	2.11%
VALERO ENERGY CORP.	2.09%
NRG ENERGY, INC.	1.97%
TYSON FOODS, INC. — CLASS A	1.92%

Sector Allocations*

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

10

RYDEX S&P 500 PURE GROWTH ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P 500 Pure Growth ETF (RPG) returned 11.06%. Over the year, its benchmark, the S&P 500 Pure Growth Total Return Index*, turned in a return of 11.57%. For the period, RPG achieved over 99% correlation to its benchmark on a daily basis. Consumer Discretionary was by far the sector contributing most to performance, returning 19.30% during the period, followed by Energy (18.39%). Telecommunication Services returned -5.87%, the only sector to detract from performance for the year.

Stocks contributing the most to return were Priceline.com, Inc. and Intuitive Surgical, Inc., while F5 Networks, Inc. and Tenet Healthcare Corp. were the largest detractors from performance.

From a style perspective, growth pure-style indices outperformed corresponding value pure-style indices at each cap size (with the greatest differential in mid-caps). Within the growth pure-style space, mid-cap value stocks outperformed large-cap value stocks and small-cap value stocks.

The S&P 500 Pure Growth Total Return Index (11.57%) slightly outperformed the S&P 500 Growth Total Return Index* (10.43%) and by a larger margin beat the broad S&P 500 Total Return Index* (8.09%) for the year.

*The S&P 500 Growth Total Return Index consists of growth companies in the Standard & Poor’s 500 Index (S&P 500), which is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues). The S&P 500 Pure Growth Total Return Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics as selected by S&P.

Cumulative Fund Performance: March 1, 2006 – October 31, 2011

		S&P 500
	Rydex S&P	Pure Growth	S&P 500
	500 Pure	Total Return	Growth Total
	Growth ETF	Index	Return Index
3/1/2006	10000	10000	10000
3/31/2006	10058	10062	10002
4/30/2006	9974	9977	9994
5/31/2006	9567	9572	9663
6/30/2006	9553	9563	9656
7/31/2006	9404	9419	9677
8/31/2006	9701	9720	9993
9/30/2006	9963	9987	10242
10/31/2006	10277	10305	10567
11/30/2006	10484	10516	10780
12/31/2006	10452	10486	10820
1/31/2007	10714	10754	10955
2/28/2007	10604	10645	10711
3/31/2007	10652	10698	10810
4/30/2007	11124	11177	11316
5/31/2007	11422	11481	11671
6/30/2007	11260	11319	11526
7/31/2007	10804	10866	11270
8/31/2007	10845	10912	11456
9/30/2007	11306	11379	11960
10/31/2007	11592	11667	12216
11/30/2007	11101	11166	11787
12/31/2007	11115	11183	11808
1/31/2008	10320	10386	10819
2/29/2008	10229	10296	10678
3/31/2008	10127	10196	10636
4/30/2008	10741	10822	11269
5/31/2008	11025	11114	11538
6/30/2008	10243	10322	10855
7/31/2008	9990	10069	10561
8/31/2008	10140	10223	10724
9/30/2008	8970	9043	9635
10/31/2008	7187	7245	8044
11/30/2008	6545	6593	7596
12/31/2008	6768	6823	7684
1/31/2009	6416	6469	7308
2/28/2009	5885	5934	6685
3/31/2009	6421	6478	7209
4/30/2009	7389	7459	7810
5/31/2009	7845	7921	8195
6/30/2009	7823	7901	8262
7/31/2009	8407	8493	8825
8/31/2009	8671	8764	8999
9/30/2009	9299	9401	9382
10/31/2009	9156	9259	9360
11/30/2009	9705	9818	9900
12/31/2009	10167	10292	10110
1/31/2010	9543	9656	9590
2/28/2010	10143	10268	9920
3/31/2010	10891	11035	10485
4/30/2010	11085	11235	10618
5/31/2010	10243	10384	9764
6/30/2010	9541	9673	9302
7/31/2010	10283	10429	9947
8/31/2010	10044	10189	9514
9/30/2010	11329	11497	10477
10/31/2010	12041	12225	11002
11/30/2010	12467	12661	11054
12/31/2010	12925	13138	11632
1/31/2011	13149	13371	11811
2/28/2011	13674	13911	12186
3/31/2011	13876	14119	12222
4/30/2011	14375	14630	12635
5/31/2011	14328	14588	12578
6/30/2011	14221	14485	12422
7/31/2011	13943	14208	12349
8/31/2011	13091	13343	11763
9/30/2011	11845	12073	10986
10/31/2011	13371	13637	12149

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(03/01/06)

Rydex S&P 500 Pure Growth ETF	11.06%	23.00%	5.41%	5.26%
S&P 500 Pure Growth Total Return Index	11.57%	23.46%	5.76%	5.62%
S&P 500 Growth Total Return Index	10.43%	14.74%	2.83%	3.49%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      11

RYDEX S&P 500 PURE GROWTH ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

CHIPOTLE MEXICAN GRILL, INC.	2.15%
APPLE, INC.	1.98%
PRICELINE.COM, INC.	1.92%
AMAZON.COM, INC.	1.85%
COACH, INC.	1.65%
COGNIZANT TECHNOLOGY SOLUTIONS CORP. — CLASS A	1.59%
RED HAT, INC.	1.57%
INTUITIVE SURGICAL, INC.	1.55%
BIOGEN IDEC, INC.	1.41%
WHOLE FOODS MARKET, INC.	1.41%

Sector Allocations*

Consumer Discretionary	32.10
Information Technology	27.60
Health Care	16.50
Industrials	5.90
Energy	5.60
Materials	4.90
Consumer Staples	3.80
Financials	2.60
Telecommunication Services	1.00

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

12

RYDEX S&P MIDCAP 400 PURE VALUE ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P MidCap 400 Pure Value ETF (RFV) returned 2.03%. Over the year, its benchmark, the S&P MidCap 400 Pure Value Total Return Index*, posted a 2.54% return. RFV achieved over 99% correlation to its benchmark on a daily basis. Utilities (24.50%) and Consumer Staples (26.29%) were the biggest contributors to performance. Several sectors detracted from performance of the fund, led by Health Care (-2.59% return) and Information Technology (-2.37%).

The stocks contributing the most to return for the fund were PNM Resources, Inc. and Smithfield Foods, Inc., while Kindred Healthcare, Inc. and CoreLogic, Inc. were the biggest detractors.

From a style perspective, growth pure-style indices outperformed corresponding value pure-style indices at each cap size (with the greatest differential in mid-caps). Within the value pure-style space, mid-cap value stocks underperformed both large-cap value stocks and small-cap value stocks.

The S&P MidCap 400 Pure Value Total Return Index (2.54%) underperformed both the S&P MidCap 400 Value Total Return Index* (4.91%) and the broader S&P MidCap 400 Total Return Index* (8.55%) for the year.

*The S&P MidCap 400 Total Return Index measures the performance of the mid capitalization sector of the U.S. equity market. S&P MidCap 400 Value Total Return Index consists of value companies of the S&P MidCap 400. The S&P MidCap 400 Pure Value Total Return Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics as selected by S&P.

Cumulative Fund Performance: March 1, 2006 – October 31, 2011

	Rydex S&P	S&P MidCap	S&P MidCap
	MidCap 400	400 Pure	400 Value
	Pure Value	Value Total	Total Return
	ETF	Return Index	Index
3/1/2006	10000	10000	10000
3/31/2006	9997	10002	10127
4/30/2006	10181	10187	10339
5/31/2006	9886	9894	9926
6/30/2006	10067	10079	9922
7/31/2006	9911	9926	9701
8/31/2006	10089	10107	9845
9/30/2006	10123	10145	9866
10/31/2006	10646	10674	10311
11/30/2006	11052	11084	10627
12/31/2006	11156	11198	10642
1/31/2007	11572	11617	10996
2/28/2007	11704	11755	11129
3/31/2007	11773	11827	11246
4/30/2007	12055	12114	11563
5/31/2007	12472	12539	12067
6/30/2007	12102	12167	11747
7/31/2007	11337	11402	11174
8/31/2007	11373	11441	11255
9/30/2007	11408	11481	11450
10/31/2007	11706	11778	11648
11/30/2007	11025	11049	10980
12/31/2007	10803	10840	10923
1/31/2008	10975	11013	10366
2/29/2008	10220	10237	10033
3/31/2008	10067	10067	9980
4/30/2008	10608	10614	10710
5/31/2008	10777	10788	11205
6/30/2008	9280	9287	10210
7/31/2008	9574	9588	10176
8/31/2008	9949	9966	10389
9/30/2008	9425	9441	9502
10/31/2008	6818	6826	7433
11/30/2008	6047	6047	6775
12/31/2008	6173	6224	7114
1/31/2009	5188	5227	6506
2/28/2009	4274	4301	5770
3/31/2009	4826	4863	6253
4/30/2009	6392	6448	7236
5/31/2009	6781	6842	7375
6/30/2009	6721	6780	7427
7/31/2009	7878	7954	8125
8/31/2009	8844	8939	8566
9/30/2009	9240	9340	9021
10/31/2009	8410	8502	8512
11/30/2009	9108	9213	8892
12/31/2009	9774	9908	9514
1/31/2010	9673	9808	9273
2/28/2010	10238	10385	9723
3/31/2010	11114	11280	10348
4/30/2010	11579	11755	10838
5/31/2010	10622	10783	10007
6/30/2010	9438	9583	9324
7/31/2010	10104	10265	9967
8/31/2010	9448	9598	9430
9/30/2010	10510	10686	10394
10/31/2010	10827	11011	10705
11/30/2010	11172	11367	10852
12/31/2010	11978	12206	11681
1/31/2011	12267	12504	11988
2/28/2011	12718	12968	12489
3/31/2011	12836	13094	12721
4/30/2011	12893	13157	12971
5/31/2011	12840	13107	12754
6/30/2011	12419	12681	12441
7/31/2011	11866	12116	11946
8/31/2011	10880	11113	11056
9/30/2011	9758	9966	9835
10/31/2011	11048	11288	11231

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(03/01/06)

Rydex S&P MidCap 400 Pure Value ETF	2.03%	17.45%	0.74%	1.77%
S&P MidCap 400 Pure Value Total Return Index	2.54%	18.26%	1.12%	2.16%
S&P MidCap 400 Value Total Return Index	4.91%	14.75%	1.72%	2.07%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      13

RYDEX S&P MIDCAP 400 PURE VALUE ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

OMNICARE, INC.	2.85%
PNM RESOURCES, INC.	2.79%
TECH DATA CORP.	2.55%
SMITHFIELD FOODS, INC.	2.40%
INGRAM MICRO, INC. — CLASS A	2.33%
KEMPER CORP.	2.16%
CORELOGIC, INC.	2.13%
FIRST AMERICAN FINANCIAL CORP.	2.11%
BARNES & NOBLE, INC.	2.06%
ARROW ELECTRONICS, INC.	2.05%

Sector Allocations*

Financials	24.90
Consumer Discretionary	13.70
Information Technology	12.20
Industrials	11.80
Utilities	11.00
Health Care	9.30
Consumer Staples	6.70
Materials	6.10
Energy	3.60
Telecommunication Services	0.70

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

14

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P MidCap 400 Pure Growth ETF (RFG) returned 16.73%. Over the year, its benchmark, the S&P MidCap 400 Pure Growth Total Return Index*, turned in a 17.06% total return. RFG achieved over 99% correlation to its benchmark on a daily basis. Consumer Discretionary (19.32% return) and Industrials (35.75%) were the sectors contributing most to performance. No sectors had a negative impact on performance during the period.

The stocks contributing the most to return for the fund were Green Mountain Coffee Roasters, Inc. and Deckers Outdoor Corp., while Valassis Communications, Inc. and Aeropostale, Inc. were the biggest detractors.

From a style perspective, growth pure-style indices outperformed corresponding value indices at each cap size (with the greatest differential in mid-caps). Within the growth pure-style space, mid-cap value stocks outperformed large-cap value stocks and small-cap value stocks.

The S&P MidCap 400 Pure Growth Total Return Index (17.06%) outperformed both the S&P MidCap 400 Growth Total Return Index* (12.25%) and the broader S&P MidCap 400 Total Return Index* (8.55%) for the year.

*The S&P MidCap 400 Total Return Index measures the performance of the mid capitalization sector of the U.S. equity market. S&P MidCap 400 Growth Total Return Index consists of growth companies of the S&P MidCap 400. The S&P MidCap 400 Pure Growth Total Return Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics as selected by S&P.

Cumulative Fund Performance: March 1, 2006 – October 31, 2011

	Rydex S&P	S&P MidCap	S&P MidCap
	MidCap 400	400 Pure	400 Growth
	Pure Growth	Growth Total	Total Return
	ETF	Return Index	Index
3/1/2006	10000	10000	10000
3/31/2006	10046	10048	10069
4/30/2006	9962	9968	10135
5/31/2006	9363	9371	9620
6/30/2006	9380	9391	9629
7/31/2006	8995	9003	9285
8/31/2006	8936	8946	9354
9/30/2006	9132	9145	9469
10/31/2006	9523	9542	9822
11/30/2006	9911	9934	10156
12/31/2006	9863	9891	10035
1/31/2007	10200	10231	10431
2/28/2007	10192	10226	10458
3/31/2007	10340	10380	10630
4/30/2007	10719	10764	10977
5/31/2007	11290	11341	11598
6/30/2007	11099	11152	11398
7/31/2007	10536	10590	10972
8/31/2007	10649	10706	11094
9/30/2007	10937	11000	11485
10/31/2007	11445	11513	11889
11/30/2007	10955	11011	11375
12/31/2007	10845	10909	11390
1/31/2008	10153	10213	10566
2/29/2008	9992	10052	10520
3/31/2008	9831	9892	10359
4/30/2008	10565	10638	11199
5/31/2008	11137	11219	11867
6/30/2008	10590	10672	11262
7/31/2008	10289	10377	10886
8/31/2008	10479	10572	11030
9/30/2008	9352	9436	9604
10/31/2008	7495	7560	7521
11/30/2008	6703	6757	6790
12/31/2008	6998	7072	7106
1/31/2009	6660	6733	6687
2/28/2009	6069	6139	6147
3/31/2009	6792	6871	6744
4/30/2009	8129	8226	7692
5/31/2009	8635	8742	7963
6/30/2009	8627	8736	8006
7/31/2009	9326	9447	8655
8/31/2009	9741	9872	8942
9/30/2009	10560	10704	9491
10/31/2009	10162	10304	9167
11/30/2009	10504	10654	9499
12/31/2009	11178	11340	10025
1/31/2010	10690	10848	9634
2/28/2010	11305	11474	10171
3/31/2010	12294	12481	10971
4/30/2010	12686	12884	11386
5/31/2010	11817	12001	10621
6/30/2010	10910	11081	9955
7/31/2010	11813	12004	10643
8/31/2010	11348	11535	10167
9/30/2010	12911	13128	11427
10/31/2010	13548	13780	11872
11/30/2010	14667	14924	12408
12/31/2010	15060	15327	13089
1/31/2011	15108	15373	13267
2/28/2011	15991	16276	13950
3/31/2011	16607	16909	14377
4/30/2011	17208	17525	14879
5/31/2011	17177	17501	14727
6/30/2011	17064	17389	14488
7/31/2011	16660	16982	14041
8/31/2011	15534	15837	13087
9/30/2011	14096	14373	11760
10/31/2011	15815	16133	13326

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(03/01/06)

Rydex S&P MidCap 400 Pure Growth ETF	16.73%	28.26%	10.67%	8.42%
S&P MidCap 400 Pure Growth Total Return Index	17.06%	28.75%	11.08%	8.80%
S&P MidCap 400 Growth Total Return Index	12.25%	21.01%	6.29%	5.20%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      15

RYDEX S&P MIDCAP 400 PURE GROWTH ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

GREEN MOUNTAIN COFFEE ROASTERS, INC.	3.07%
DECKERS OUTDOOR CORP.	2.64%
NEWMARKET CORP.	2.39%
RACKSPACE HOSTING, INC.	2.38%
MEDICIS PHARMACEUTICAL CORP. — CLASS A	1.88%
FOSSIL, INC.	1.87%
UNDER ARMOUR, INC. — CLASS A	1.85%
HANSEN NATURAL CORP.	1.73%
TIBCO SOFTWARE, INC.	1.73%
ASCENA RETAIL GROUP, INC.	1.54%

Sector Allocations*

Consumer Discretionary	32.20
Information Technology	25.60
Health Care	16.90
Energy	7.70
Consumer Staples	4.80
Industrials	4.30
Materials	4.10
Financials	3.60
Telecommunication Services	0.80

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

16

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P SmallCap 600 Pure Value ETF (RZV) returned 4.16%. Over the year, its benchmark, the S&P SmallCap 600 Pure Value Total Return Index*, turned in a 4.45% return. RZV achieved over 99% correlation to its benchmark on a daily basis. The largest contributor to performance was the Industrials sector (11.69% return). Energy (37.29%) also contributed. Detracting from performance were the Consumer Staples (-17.17%) and Financials (-6.48%) sectors.

PharMerica Corp. and Lithia Motors, Inc. (Class A) were the holdings contributing most to performance, while School Specialty, Inc. and Alliance One International, Inc. were the largest detractors.

From a style perspective, growth pure-style indices outperformed corresponding value indices at each cap size (with the greatest differential in mid-caps). Within the value pure-style space, small-cap value stocks outperformed mid-cap value stocks and underperformed large-cap value stocks.

The S&P SmallCap 600 Pure Value Total Return Index (4.45%) underperformed the S&P SmallCap 600 Value Total Return Index* (7.14%) and the broad S&P SmallCap 600 Index* (10.54%) for the year.

*The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market. The S&P SmallCap 600 Value Index consists of value companies in the S&P 600. The S&P SmallCap 600 Pure Value Total Return Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics as selected by S&P.

Cumulative Fund Performance: March 1, 2006 – October 31, 2011

	Rydex S&P	S&P SmallCap	S&P SmallCap
	SmallCap 600	600 Pure	600 Pure
	Pure Value	Value Total	Value Total
	ETF	Return Index	Return Index
3/1/2006	10000	10000	10000
3/31/2006	10338	10343	10336
4/30/2006	10359	10368	10351
5/31/2006	9769	9777	9880
6/30/2006	9917	9935	9918
7/31/2006	9714	9728	9593
8/31/2006	9839	9855	9850
9/30/2006	9939	9961	9977
10/31/2006	10519	10538	10519
11/30/2006	10794	10820	10778
12/31/2006	10995	11027	10815
1/31/2007	11319	11355	11041
2/28/2007	11274	11312	10936
3/31/2007	11218	11256	11050
4/30/2007	11418	11462	11267
5/31/2007	11779	11829	11782
6/30/2007	11488	11535	11518
7/31/2007	10559	10602	10836
8/31/2007	10324	10369	10948
9/30/2007	10065	10110	10977
10/31/2007	9953	9989	11110
11/30/2007	9013	9049	10328
12/31/2007	8923	8975	10216
1/31/2008	9345	9406	9834
2/29/2008	8487	8534	9457
3/31/2008	8698	8754	9556
4/30/2008	8483	8541	9818
5/31/2008	8637	8699	10228
6/30/2008	7568	7595	9321
7/31/2008	7995	8028	9630
8/31/2008	8374	8409	10074
9/30/2008	8205	8248	9541
10/31/2008	6323	6343	7670
11/30/2008	5189	5208	6745
12/31/2008	5137	5230	7201
1/31/2009	4099	4169	6187
2/28/2009	3277	3330	5400
3/31/2009	3883	3943	5849
4/30/2009	5956	6056	6925
5/31/2009	6282	6380	6972
6/30/2009	6809	6922	7054
7/31/2009	8150	8289	7855
8/31/2009	8746	8901	8116
9/30/2009	9558	9728	8472
10/31/2009	7903	8043	7937
11/30/2009	8022	8167	8183
12/31/2009	8580	8554	8847
1/31/2010	8633	8610	8611
2/28/2010	9361	9342	9024
3/31/2010	10209	10193	9726
4/30/2010	10979	10964	10373
5/31/2010	9764	9752	9502
6/30/2010	8500	8508	8713
7/31/2010	9127	9144	9294
8/31/2010	8154	8171	8569
9/30/2010	9101	9125	9514
10/31/2010	9567	9594	9886
11/30/2010	9958	9996	10132
12/31/2010	10992	11051	11034
1/31/2011	10735	10796	11027
2/28/2011	11263	11331	11494
3/31/2011	11429	11500	11733
4/30/2011	11474	11549	11867
5/31/2011	11398	11478	11648
6/30/2011	11119	11198	11476
7/31/2011	10870	10941	11148
8/31/2011	9741	9791	10280
9/30/2011	8600	8647	9177
10/31/2011	9964	10022	10592

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(03/01/06)

Rydex S&P SmallCap 600 Pure Value ETF	4.16%	16.38%	-1.08%	-0.06%
S&P SmallCap 600 Pure Value Total Return Index	4.45%	16.48%	-1.00%	0.04%
S&P SmallCap 600 Value Total Return Index	7.14%	11.36%	0.14%	1.02%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      17

RYDEX S&P SMALLCAP 600 PURE VALUE ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

AGILYSYS, INC.	2.70%
PHARMERICA CORP.	1.95%
KINDRED HEALTHCARE, INC.	1.80%
LITHIA MOTORS, INC. — CLASS A	1.73%
SWS GROUP, INC.	1.73%
AUDIOVOX CORP. — CLASS A	1.65%
CIBER, INC.	1.60%
CENTENE CORP.	1.43%
MOLINA HEALTHCARE, INC.	1.39%
INSIGHT ENTERPRISES, INC.	1.35%

Sector Allocations*

Consumer Discretionary	28.40
Industrials	15.60
Financials	14.50
Information Technology	13.50
Health Care	11.10
Consumer Staples	5.70
Energy	3.80
Materials	3.50
Utilities	3.40
Telecommunication Services	0.50

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

18

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex S&P SmallCap 600 Pure Growth ETF (RZG) returned 15.22%. Over the year, its benchmark, the S&P SmallCap 600 Pure Growth Total Return Index*, turned in a 15.72% return. RZG achieved over 99% correlation to its benchmark on a daily basis. The Health Care (37.59% return) and Consumer Discretionary (14.98%) sectors were the largest contributors to performance. The lightly weighted Telecommunication Services (-23.18%) was the only sector to detract from performance for the year.

Questcor Pharmaceuticals, Inc. and Sturm Ruger & Co., Inc. were the holdings contributing most to performance, while Entropic Communications, Inc. and Blue Coat Systems, Inc. were the largest detractors.

From a style perspective, growth pure-style indices outperformed corresponding value indices at each cap size (with the greatest differential in mid-caps). Within the growth pure-style space, small-cap value stocks outperformed large-cap value stocks but underperformed mid-cap value stocks.

The S&P SmallCap 600 Pure Growth Total Return Index (15.72%) outperformed the S&P SmallCap 600 Growth Total Return Index* (14.14%) and the broad S&P SmallCap 600 Total Return Index* (10.54%) for the year.

*The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market. The S&P SmallCap 600 Growth Index consists of growth companies in the S&P 600. The S&P SmallCap 600 Pure Growth Total Return Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics as selected by S&P.

Cumulative Fund Performance: March 1, 2006 – October 31, 2011

	Rydex S&P	S&P SmallCap	S&P SmallCap
	SmallCap 600	600 Pure	600 Growth
	Pure Growth	Growth Total	Total Return
	ETF	Return Index	Index
3/1/2006	10000	10000	10000
3/31/2006	10359	10361	10354
4/30/2006	10394	10401	10336
5/31/2006	9903	9912	9861
6/30/2006	9814	9825	9825
7/31/2006	9496	9510	9471
8/31/2006	9395	9410	9536
9/30/2006	9463	9481	9584
10/31/2006	9947	9970	10007
11/30/2006	10303	10330	10319
12/31/2006	10287	10318	10279
1/31/2007	10402	10436	10487
2/28/2007	10384	10420	10476
3/31/2007	10613	10655	10724
4/30/2007	10763	10809	10993
5/31/2007	11259	11310	11503
6/30/2007	11228	11281	11391
7/31/2007	10663	10715	10925
8/31/2007	10849	10902	11229
9/30/2007	11132	11193	11542
10/31/2007	11432	11498	11836
11/30/2007	10592	10659	10909
12/31/2007	10419	10471	10855
1/31/2008	9946	10000	10197
2/29/2008	9414	9489	9963
3/31/2008	9449	9481	9932
4/30/2008	9822	9860	10465
5/31/2008	10200	10243	10952
6/30/2008	9338	9366	10276
7/31/2008	9647	9685	10349
8/31/2008	10048	10094	10730
9/30/2008	9443	9488	9823
10/31/2008	7425	7459	7781
11/30/2008	6671	6692	6910
12/31/2008	6978	7006	7279
1/31/2009	6170	6174	6458
2/28/2009	5380	5384	5733
3/31/2009	5963	5968	6198
4/30/2009	7401	7408	7223
5/31/2009	7694	7703	7406
6/30/2009	7720	7732	7531
7/31/2009	8526	8543	8233
8/31/2009	8808	8828	8336
9/30/2009	9465	9488	8829
10/31/2009	8757	8781	8381
11/30/2009	8747	8775	8559
12/31/2009	9601	9647	9342
1/31/2010	9237	9286	8960
2/28/2010	9583	9636	9300
3/31/2010	10291	10353	10024
4/30/2010	10777	10845	10529
5/31/2010	10158	10224	9899
6/30/2010	9539	9603	9325
7/31/2010	10065	10137	9885
8/31/2010	9367	9436	9180
9/30/2010	10562	10643	10262
10/31/2010	11130	11220	10735
11/30/2010	11715	11814	11236
12/31/2010	12310	12419	11957
1/31/2011	12292	12405	12001
2/28/2011	12899	13025	12551
3/31/2011	13337	13472	13051
4/30/2011	13937	14080	13588
5/31/2011	13896	14043	13597
6/30/2011	13646	13795	13306
7/31/2011	13074	13222	12832
8/31/2011	12099	12237	11862
9/30/2011	11115	11246	10695
10/31/2011	12825	12981	12253

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Three Year	Five Year	(03/01/06)

Rydex S&P SmallCap 600 Pure Growth ETF	15.22%	19.98%	5.21%	4.48%
S&P SmallCap 600 Pure Growth Total Return Index	15.72%	20.28%	5.42%	4.71%
S&P SmallCap 600 Growth Total Return Index	14.14%	16.34%	4.13%	3.65%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      19

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

QUESTCOR PHARMACEUTICALS, INC.	2.01%
STURM RUGER & CO., INC.	1.97%
HI-TECH PHARMACAL CO., INC.	1.85%
AIR METHODS CORP.	1.48%
RIGHTNOW TECHNOLOGIES, INC.	1.45%
BJ’S RESTAURANTS, INC.	1.42%
HEALTHSPRING, INC.	1.29%
REGENERON PHARMACEUTICALS, INC.	1.26%
CIRRUS LOGIC, INC.	1.25%
LIQUIDITY SERVICES, INC.	1.22%

Sector Allocations*

Information Technology	34.90
Consumer Discretionary	24.30
Health Care	21.40
Materials	4.60
Financials	4.50
Industrials	4.10
Consumer Staples	3.80
Energy	1.50
Telecommunication Services	0.90

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

20

RYDEX RUSSELL TOP 50® ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%
Aerospace & Defense 2.1%
Boeing Co.(The)	60,049	$3,950,624
United Technologies Corp.	74,445	5,805,221

Total Aerospace & Defense		9,755,845

Air Freight & Logistics 0.9%
United Parcel Service, Inc. — Class B	59,761	4,197,613

Total Air Freight & Logistics		4,197,613

Automobiles 0.8%
Ford Motor Co.*	303,066	3,539,811

Total Automobiles		3,539,811

Beverages 4.2%
Coca-Cola Co.(The)	160,693	10,978,546
PepsiCo, Inc.	128,566	8,093,229

Total Beverages		19,071,775

Biotechnology 0.9%
Amgen, Inc.	71,537	4,096,924

Total Biotechnology		4,096,924

Capital Markets 1.0%
Goldman Sachs Group, Inc.(The)	42,111	4,613,260

Total Capital Markets		4,613,260

Commercial Banks 2.3%
Wells Fargo & Co.	400,089	10,366,306

Total Commercial Banks		10,366,306

Communications Equipment 3.4%
Cisco Systems, Inc.	447,373	8,289,822
QUALCOMM, Inc.	135,796	7,007,073

Total Communications Equipment		15,296,895

Computers & Peripherals 8.5%
Apple, Inc.*	75,218	30,446,742
EMC Corp.*	167,358	4,101,945
Hewlett-Packard Co.	161,615	4,300,575

Total Computers & Peripherals		38,849,262

Consumer Finance 1.0%
American Express Co.	85,460	4,325,985

Total Consumer Finance		4,325,985

Diversified Financial Services 5.4%
Bank of America Corp.	824,193	5,629,238
Citigroup, Inc.	236,368	7,466,865
JPMorgan Chase & Co.	323,211	11,234,815

Total Diversified Financial Services		24,330,918

Diversified Telecommunication Services 5.0%
AT&T, Inc.	481,683	14,118,129
Verizon Communications, Inc.	230,111	8,509,505

Total Diversified Telecommunication Services		22,627,634

Energy Equipment & Services 1.8%
Schlumberger Ltd.	110,370	8,108,884

Total Energy Equipment & Services		8,108,884

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	144,334	8,186,624

Total Food & Staples Retailing		8,186,624

Food Products 1.0%
Kraft Foods, Inc. — Class A	134,403	4,728,298

Total Food Products		4,728,298

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	84,395	7,836,076

Total Hotels, Restaurants & Leisure		7,836,076

Household Products 3.2%
Procter & Gamble Co.(The)	227,038	14,528,162

Total Household Products		14,528,162

Industrial Conglomerates 4.2%
3M Co.	57,797	4,567,119
General Electric Co.	862,624	14,414,447

Total Industrial Conglomerates		18,981,566

Insurance 2.6%
American International Group, Inc.*	35,946	887,507
Berkshire Hathaway, Inc. — Class B*	142,384	11,086,018

Total Insurance		11,973,525

Internet & Catalog Retail 1.4%
Amazon.com, Inc.*	29,562	6,311,783

Total Internet & Catalog Retail		6,311,783

Internet Software & Services 2.7%
Google, Inc. — Class A*	20,471	12,131,933

Total Internet Software & Services		12,131,933

IT Services 4.9%
International Business Machines Corp.	98,517	18,189,194
Visa, Inc. — Class A	42,535	3,966,814

Total IT Services		22,156,008

Machinery 1.1%
Caterpillar, Inc.	52,438	4,953,293

Total Machinery		4,953,293

Media 2.3%
Comcast Corp. — Class A	224,322	5,260,351
Walt Disney Co.(The)	153,741	5,362,486

Total Media		10,622,837

Oil, Gas & Consumable Fuels 13.8%
Chevron Corp.	163,509	17,176,620
ConocoPhillips	114,972	8,007,800
Exxon Mobil Corp.	400,677	31,288,867
Occidental Petroleum Corp.	66,117	6,144,914

Total Oil, Gas & Consumable Fuels		62,618,201

Pharmaceuticals 9.3%
Abbott Laboratories	126,422	6,810,353
Johnson & Johnson, Inc.	222,958	14,356,266
Merck & Co., Inc.	251,056	8,661,432
Pfizer, Inc.	642,660	12,377,631

Total Pharmaceuticals		42,205,682

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	431,253	10,582,949

Total Semiconductors & Semiconductor Equipment		10,582,949

Software 5.8%
Microsoft Corp.	603,594	16,073,708
Oracle Corp.	312,413	10,237,774

Total Software		26,311,482

See Notes to Financial Statements.

ANNUAL REPORT      21

RYDEX RUSSELL TOP 50® ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Specialty Retail 1.0%
Home Depot, Inc.	129,983	$4,653,391

Total Specialty Retail		4,653,391

Tobacco 3.3%
Altria Group, Inc.	170,272	4,690,994
Philip Morris International, Inc.	144,652	10,106,835

Total Tobacco		14,797,829

Total Common Stocks (Cost $477,746,467)		452,760,751

SHORT TERM INVESTMENTS 0.2%
SSgA Government Money Market Fund	1,076,224	1,076,224

Total Short Term Investments (Cost $1,076,224)		1,076,224

Total Investments 99.9%(a) (Cost $478,822,691)		453,836,975

Other Assets in Excess of Liabilities—0.1%		572,313

Net Assets—100.0%		$454,409,288

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.

22

RYDEX S&P 500 PURE VALUE ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%
Aerospace & Defense 1.7%
L-3 Communications Holdings, Inc.	10,986	$744,631
Northrop Grumman Corp.	10,272	593,208

Total Aerospace & Defense		1,337,839

Auto Components 0.5%
Goodyear Tire & Rubber Co.(The)*	27,892	400,529

Total Auto Components		400,529

Building Products 0.4%
Masco Corp.	32,700	313,920

Total Building Products		313,920

Capital Markets 1.1%
Goldman Sachs Group, Inc.(The)	2,124	232,684
Legg Mason, Inc.	12,724	349,910
Morgan Stanley	15,690	276,772

Total Capital Markets		859,366

Commercial Banks 2.4%
BB&T Corp.	18,090	422,221
Fifth Third Bancorp	41,367	496,818
PNC Financial Services Group, Inc.	7,237	388,699
Regions Financial Corp.	69,908	274,738
SunTrust Banks, Inc.	14,946	294,885

Total Commercial Banks		1,877,361

Commercial Services & Supplies 1.0%
R.R. Donnelley & Sons Co.	47,952	781,618

Total Commercial Services & Supplies		781,618

Computers & Peripherals 0.4%
Dell, Inc.*	21,395	338,255

Total Computers & Peripherals		338,255

Construction & Engineering 1.2%
Jacobs Engineering Group, Inc.*	14,086	546,537
Quanta Services, Inc.*	19,666	410,823

Total Construction & Engineering		957,360

Consumer Finance 2.3%
Capital One Financial Corp.	22,226	1,014,839
Discover Financial Services	16,500	388,740
SLM Corp.	30,727	420,038

Total Consumer Finance		1,823,617

Containers & Packaging 0.3%
Sealed Air Corp.	13,168	234,390

Total Containers & Packaging		234,390

Diversified Financial Services 3.0%
Bank of America Corp.	86,259	589,149
Citigroup, Inc.	12,320	389,189
JPMorgan Chase & Co.	13,710	476,559
Nasdaq OMX Group, Inc.(The)*	24,688	618,434
NYSE Euronext	11,924	316,821

Total Diversified Financial Services		2,390,152

Electric Utilities 5.2%
American Electric Power Co., Inc.	10,988	431,609
Duke Energy Corp.	19,648	401,212
Edison International	11,942	484,845
Entergy Corp.	3,989	275,919
FirstEnergy Corp.	15,296	687,708
Northeast Utilities	9,641	333,290
Pepco Holdings, Inc.	57,085	1,130,283
Progress Energy, Inc.	7,860	409,506

Total Electric Utilities		4,154,372

Electronic Equipment, Instruments & Components 1.5%
Jabil Circuit, Inc.	57,732	1,186,970

Total Electronic Equipment, Instruments & Components		1,186,970

Energy Equipment & Services 0.5%
Rowan Cos., Inc.*	12,580	433,884

Total Energy Equipment & Services		433,884

Food & Staples Retailing 7.4%
Costco Wholesale Corp.	8,428	701,631
CVS Caremark Corp.	27,314	991,498
Kroger Co.(The)	34,370	796,697
Safeway, Inc.	27,712	536,782
SUPERVALU, Inc.	214,979	1,724,132
Sysco Corp.	12,638	350,325
Wal-Mart Stores, Inc.	7,192	407,930
Walgreen Co.	12,562	417,058

Total Food & Staples Retailing		5,926,053

Food Products 6.4%
Archer-Daniels-Midland Co.	42,162	1,220,168
ConAgra Foods, Inc.	14,446	365,917
Dean Foods Co.*	199,869	1,942,727
Tyson Foods, Inc. — Class A	79,349	1,531,436

Total Food Products		5,060,248

Gas Utilities 1.3%
Nicor, Inc.	6,816	383,400
Oneok, Inc.	8,400	638,820

Total Gas Utilities		1,022,220

Health Care Equipment & Supplies 0.8%
Boston Scientific Corp.*	46,572	274,309
CareFusion Corp.*	15,370	393,472

Total Health Care Equipment & Supplies		667,781

Health Care Providers & Services 11.6%
Aetna, Inc.	33,522	1,332,835
Cardinal Health, Inc.	24,320	1,076,646
Coventry Health Care, Inc.*	55,183	1,755,371
Humana, Inc.	19,754	1,676,917
McKesson Corp.	14,724	1,200,742
UnitedHealth Group, Inc.	17,640	846,544
WellPoint, Inc.	19,106	1,316,404

Total Health Care Providers & Services		9,205,459

Household Durables 1.5%
DR Horton, Inc.	52,918	588,978
Whirlpool Corp.	12,436	631,873

Total Household Durables		1,220,851

Independent Power Producers & Energy Traders 5.8%
AES Corp.(The)*	60,584	679,752
Constellation Energy Group, Inc.	59,145	2,348,057
NRG Energy, Inc.*	73,070	1,565,159

Total Independent Power Producers & Energy Traders		4,592,968

See Notes to Financial Statements.

ANNUAL REPORT      23

RYDEX S&P 500 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Industrial Conglomerates 0.4%
General Electric Co.	18,324	$306,194

Total Industrial Conglomerates		306,194

Insurance 13.0%
ACE Ltd.	9,384	677,056
Allstate Corp.(The)	31,680	834,451
Assurant, Inc.	30,306	1,167,993
Chubb Corp.(The)	6,488	435,020
Cincinnati Financial Corp.	17,582	508,823
Genworth Financial, Inc. — Class A*	66,904	426,847
Hartford Financial Services Group, Inc.	51,006	981,865
Lincoln National Corp.	27,480	523,494
Loews Corp.	13,314	528,566
MetLife, Inc.	8,854	311,307
Principal Financial Group, Inc.	17,920	461,978
Prudential Financial, Inc.	15,438	836,740
Torchmark Corp.	7,078	289,702
Travelers Cos., Inc.(The)	10,040	585,834
Unum Group	40,189	958,106
XL Group PLC	38,005	826,229

Total Insurance		10,354,011

IT Services 0.9%
Computer Sciences Corp.	22,340	702,816

Total IT Services		702,816

Media 2.3%
CBS Corp. — Class B	19,653	507,244
Gannett Co., Inc.	34,198	399,774
Time Warner, Inc.	14,608	511,134
Washington Post Co.(The) — Class B	1,148	390,504

Total Media		1,808,656

Metals & Mining 0.8%
AK Steel Holding Corp.	42,288	352,259
Alcoa, Inc.	25,402	273,326

Total Metals & Mining		625,585

Multi-Utilities 6.6%
Ameren Corp.	28,271	901,280
CenterPoint Energy, Inc.	18,112	377,454
CMS Energy Corp.	23,003	478,922
Consolidated Edison, Inc.	7,820	452,543
DTE Energy Co.	11,374	592,699
Integrys Energy Group, Inc.	10,988	581,375
NiSource, Inc.	43,118	952,477
SCANA Corp.	7,192	304,078
Sempra Energy	6,082	326,786
Xcel Energy, Inc.	12,184	314,956

Total Multi-Utilities		5,282,570

Multiline Retail 2.9%
J.C. Penney Co., Inc.	18,322	587,770
Sears Holdings Corp.*	21,781	1,702,838

Total Multiline Retail		2,290,608

Office Electronics 0.4%
Xerox Corp.	40,762	333,433

Total Office Electronics		333,433

Oil, Gas & Consumable Fuels 8.9%
ConocoPhillips	7,598	529,201
Hess Corp.	3,670	229,595
Marathon Oil Corp.	39,314	1,023,343
Marathon Petroleum Corp.	9,911	355,805
QEP Resources, Inc.	14,618	519,670
Sunoco, Inc.	17,426	648,770
Tesoro Corp.*	79,755	2,068,845
Valero Energy Corp.	67,705	1,665,543

Total Oil, Gas & Consumable Fuels		7,040,772

Paper & Forest Products 1.6%
International Paper Co.	23,857	660,839
MeadWestvaco Corp.	20,886	582,928

Total Paper & Forest Products		1,243,767

Real Estate Investment Trusts (REITs) 0.4%
Weyerhaeuser Co.	19,602	352,444

Total Real Estate Investment Trusts (REITs)		352,444

Road & Rail 0.8%
Ryder System, Inc.	12,512	637,361

Total Road & Rail		637,361

Specialty Retail 3.2%
AutoNation, Inc.*	23,384	910,573
GameStop Corp. — Class A*	53,271	1,362,140
Lowe’s Cos., Inc.	13,958	293,397

Total Specialty Retail		2,566,110

Thrifts & Mortgage Finance 0.5%
People’s United Financial, Inc.	30,000	382,500

Total Thrifts & Mortgage Finance		382,500

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.*	229,979	591,046

Total Wireless Telecommunication Services		591,046

Total Common Stocks (Cost $84,844,752)		79,303,086

SHORT TERM INVESTMENTS 0.3%
SSgA Government Money Market Fund	208,452	208,452

Total Short Term Investments (Cost $208,452)		208,452

Total Investments 100.0%(a) (Cost $85,053,204)		79,511,538

Other Assets in Excess of Liabilities—0.0%(b)		38,741

Net Assets—100.0%		$79,550,279

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

24

RYDEX S&P 500 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%
Aerospace & Defense 1.2%
Goodrich Corp.	18,020	$2,209,793
Precision Castparts Corp.	5,280	861,432

Total Aerospace & Defense		3,071,225

Beverages 1.6%
Coca-Cola Co.(The)	11,705	799,686
Coca-Cola Enterprises, Inc.	80,365	2,155,389
Dr Pepper Snapple Group, Inc.	35,326	1,322,959

Total Beverages		4,278,034

Biotechnology 2.9%
Biogen Idec, Inc.*	32,130	3,738,647
Celgene Corp.*	28,515	1,848,627
Gilead Sciences, Inc.*	47,663	1,985,641

Total Biotechnology		7,572,915

Capital Markets 0.4%
Ameriprise Financial, Inc.	24,657	1,150,989

Total Capital Markets		1,150,989

Chemicals 3.1%
CF Industries Holdings, Inc.	23,016	3,734,806
FMC Corp.	14,902	1,175,619
International Flavors & Fragrances, Inc.	18,188	1,101,465
Mosaic Co.(The)	23,706	1,388,223
Sigma-Aldrich Corp.	13,401	877,498

Total Chemicals		8,277,611

Commercial Services & Supplies 0.6%
Stericycle, Inc.*	18,711	1,563,865

Total Commercial Services & Supplies		1,563,865

Communications Equipment 2.5%
F5 Networks, Inc.*	29,557	3,072,450
JDS Uniphase Corp.*	136,933	1,643,196
Juniper Networks, Inc.*	72,969	1,785,552

Total Communications Equipment		6,501,198

Computers & Peripherals 5.7%
Apple, Inc.*	13,029	5,273,879
EMC Corp.*	77,725	1,905,040
NetApp, Inc.*	68,026	2,786,345
SanDisk Corp.*	42,669	2,162,038
Western Digital Corp.*	112,599	2,999,637

Total Computers & Peripherals		15,126,939

Containers & Packaging 0.4%
Ball Corp.	30,360	1,049,545

Total Containers & Packaging		1,049,545

Diversified Consumer Services 1.0%
Apollo Group, Inc. — Class A*	31,192	1,476,941
DeVry, Inc.	33,223	1,251,843

Total Diversified Consumer Services		2,728,784

Diversified Financial Services 0.8%
IntercontinentalExchange, Inc.*	16,897	2,194,582

Total Diversified Financial Services		2,194,582

Electrical Equipment 0.3%
Rockwell Automation, Inc.	11,474	776,216

Total Electrical Equipment		776,216

Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. — Class A	24,099	1,144,462
FLIR Systems, Inc.	48,375	1,272,262

Total Electronic Equipment, Instruments & Components		2,416,724

Energy Equipment & Services 3.5%
Cameron International Corp.*	45,165	2,219,408
Diamond Offshore Drilling, Inc.	25,020	1,639,811
FMC Technologies, Inc.*	60,083	2,692,920
National-Oilwell Varco, Inc.	39,620	2,826,095

Total Energy Equipment & Services		9,378,234

Food & Staples Retailing 1.4%
Whole Foods Market, Inc.	51,853	3,739,638

Total Food & Staples Retailing		3,739,638

Health Care Equipment & Supplies 3.3%
Edwards Lifesciences Corp.*	27,490	2,073,296
Intuitive Surgical, Inc.*	9,535	4,136,855
St Jude Medical, Inc.	35,270	1,375,530
Varian Medical Systems, Inc.*	20,152	1,183,325

Total Health Care Equipment & Supplies		8,769,006

Health Care Providers & Services 4.6%
CIGNA Corp.	79,135	3,508,846
Express Scripts, Inc.*	33,956	1,552,808
Laboratory Corp. of America Holdings*	16,541	1,386,963
Medco Health Solutions, Inc.*	31,107	1,706,530
Patterson Cos., Inc.	36,547	1,150,134
Tenet Healthcare Corp.*	641,365	3,033,656

Total Health Care Providers & Services		12,338,937

Health Care Technology 0.8%
Cerner Corp.*	33,086	2,098,645

Total Health Care Technology		2,098,645

Hotels, Restaurants & Leisure 7.4%
Chipotle Mexican Grill, Inc.*	16,994	5,712,023
Darden Restaurants, Inc.	44,861	2,147,945
Starbucks Corp.	79,235	3,354,810
Starwood Hotels & Resorts Worldwide, Inc.	18,610	932,547
Wyndham Worldwide Corp.	75,423	2,539,492
Wynn Resorts Ltd.	25,427	3,376,706
Yum! Brands, Inc.	27,509	1,473,657

Total Hotels, Restaurants & Leisure		19,537,180

Internet & Catalog Retail 5.7%
Amazon.com, Inc.*	23,088	4,929,519
Expedia, Inc.	129,888	3,410,859
Netflix, Inc.*	21,497	1,764,474
priceline.com, Inc.*	10,058	5,106,647

Total Internet & Catalog Retail		15,211,499

Internet Software & Services 2.8%
Akamai Technologies, Inc.*	75,199	2,025,861
eBay, Inc.*	91,792	2,921,739
Google, Inc. — Class A*	4,087	2,422,120

Total Internet Software & Services		7,369,720

IT Services 5.4%
Cognizant Technology Solutions Corp. — Class A*	58,157	4,230,922
International Business Machines Corp.	6,836	1,262,131
Mastercard, Inc. — Class A	8,858	3,075,852

See Notes to Financial Statements.

ANNUAL REPORT      25

RYDEX S&P 500 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Teradata Corp.*	51,344	$3,063,183
Visa, Inc. — Class A	28,840	2,689,618

Total IT Services		14,321,706

Leisure Equipment & Products 0.6%
Hasbro, Inc.	42,253	1,608,149

Total Leisure Equipment & Products		1,608,149

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.*	20,218	749,481
Life Technologies Corp.*	44,418	1,806,480
Waters Corp.*	15,422	1,235,611

Total Life Sciences Tools & Services		3,791,572

Machinery 3.4%
Cummins, Inc.	15,902	1,581,136
Deere & Co.	14,335	1,088,027
Flowserve Corp.	19,964	1,850,463
Ingersoll-Rand PLC	29,299	912,078
Joy Global, Inc.	40,792	3,557,062

Total Machinery		8,988,766

Media 3.9%
Cablevision Systems Corp. — Class A	77,432	1,120,441
Comcast Corp. — Class A	71,382	1,673,908
DIRECTV — Class A*	56,177	2,553,806
Discovery Communications, Inc. — Class A*	81,834	3,556,506
Interpublic Group of Cos., Inc.(The)	95,574	906,041
Scripps Networks Interactive, Inc. — Class A	14,462	614,346

Total Media		10,425,048

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc.	47,290	1,903,896
Newmont Mining Corp.	26,134	1,746,535

Total Metals & Mining		3,650,431

Multiline Retail 1.7%
Family Dollar Stores, Inc.	23,639	1,385,955
Nordstrom, Inc.	59,883	3,035,469

Total Multiline Retail		4,421,424

Oil, Gas & Consumable Fuels 2.0%
Consol Energy, Inc.	19,086	816,117
Peabody Energy Corp.	22,410	971,922
Pioneer Natural Resources Co.	25,770	2,162,103
Southwestern Energy Co.*	33,992	1,429,024

Total Oil, Gas & Consumable Fuels		5,379,166

Personal Products 0.8%
Estee Lauder Cos., Inc.(The) — Class A	21,830	2,149,164

Total Personal Products		2,149,164

Pharmaceuticals 3.5%
Allergan, Inc.	25,622	2,155,323
Eli Lilly & Co.	23,125	859,325
Hospira, Inc.*	31,081	977,497
Mylan, Inc.*	111,672	2,185,421
Watson Pharmaceuticals, Inc.*	47,512	3,190,906

Total Pharmaceuticals		9,368,472

Real Estate Investment Trusts (REITs) 0.9%
Ventas, Inc.	44,753	2,488,714

Total Real Estate Investment Trusts (REITs)		2,488,714

Real Estate Management & Development 0.4%
CBRE Group, Inc.*	54,601	970,806

Total Real Estate Management & Development		970,806

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	175,258	1,021,754
Altera Corp.	34,305	1,300,846
Analog Devices, Inc.	34,244	1,252,303
Broadcom Corp. — Class A*	53,300	1,923,597
First Solar, Inc.*	12,783	636,210
Linear Technology Corp.	36,133	1,167,457
Micron Technology, Inc.*	346,506	1,936,968
Xilinx, Inc.	28,026	937,750

Total Semiconductors & Semiconductor Equipment		10,176,885

Software 6.5%
BMC Software, Inc.*	31,325	1,088,857
Citrix Systems, Inc.*	32,630	2,376,443
Intuit, Inc.	37,497	2,012,464
Microsoft Corp.	32,691	870,561
Oracle Corp.	63,542	2,082,271
Red Hat, Inc.*	83,894	4,165,337
Salesforce.com, Inc.*	26,792	3,567,891
Symantec Corp.*	64,510	1,097,315

Total Software		17,261,139

Specialty Retail 8.9%
AutoZone, Inc.*	11,465	3,709,960
Bed Bath & Beyond, Inc.*	33,338	2,061,622
CarMax, Inc.*	59,127	1,777,358
Limited Brands, Inc.	62,996	2,690,559
O’Reilly Automotive, Inc.*	46,337	3,523,929
Ross Stores, Inc.	40,314	3,536,747
Tiffany & Co.	34,851	2,778,670
TJX Cos., Inc.	32,630	1,922,886
Urban Outfitters, Inc.*	61,513	1,676,229

Total Specialty Retail		23,677,960

Textiles, Apparel & Luxury Goods 2.9%
Coach, Inc.	67,481	4,390,988
NIKE, Inc. — Class B	8,523	821,191
Ralph Lauren Corp.	15,992	2,539,370

Total Textiles, Apparel & Luxury Goods		7,751,549

Trading Companies & Distributors 0.5%
W.W. Grainger, Inc.	8,091	1,386,069

Total Trading Companies & Distributors		1,386,069

Wireless Telecommunication Services 1.0%
American Tower Corp. — Class A*	31,076	1,712,288
MetroPCS Communications, Inc.*	103,238	877,523

Total Wireless Telecommunication Services		2,589,811

Total Common Stocks (Cost $273,418,564)		265,558,317

See Notes to Financial Statements.

26

RYDEX S&P 500 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	309,096	$309,096

Total Short Term Investments (Cost $309,096)		309,096

Total Investments 100.0%(a) (Cost $273,727,660)		265,867,413

Other Assets in Excess of Liabilities—0.0%(b)		21,343

Net Assets—100.0%		$265,888,756

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

ANNUAL REPORT      27

RYDEX S&P MIDCAP 400 PURE VALUE ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%
Aerospace & Defense 0.5%
Alliant Techsystems, Inc.	3,208	$186,321

Total Aerospace & Defense		186,321

Airlines 0.7%
JetBlue Airways Corp.*	53,510	239,725

Total Airlines		239,725

Capital Markets 0.4%
Apollo Investment Corp.	16,028	132,712

Total Capital Markets		132,712

Chemicals 2.6%
Ashland, Inc.	11,835	626,782
Cabot Corp.	4,834	145,890
Olin Corp.	8,921	168,250

Total Chemicals		940,922

Commercial Banks 3.7%
Associated Banc-Corp.	15,414	171,866
BancorpSouth, Inc.	28,374	277,214
Fulton Financial Corp.	23,816	224,823
International Bancshares Corp.	16,012	290,138
Synovus Financial Corp.	106,518	159,777
Webster Financial Corp.	9,616	188,858

Total Commercial Banks		1,312,676

Commercial Services & Supplies 1.4%
Brink’s Co.(The)	17,669	491,022

Total Commercial Services & Supplies		491,022

Construction & Engineering 6.2%
Aecom Technology Corp.*	17,226	360,368
Granite Construction, Inc.	17,981	404,573
KBR, Inc.	16,508	460,738
Shaw Group, Inc.(The)*	12,243	284,772
URS Corp.*	19,979	713,250

Total Construction & Engineering		2,223,701

Containers & Packaging 0.8%
Temple-Inland, Inc.	8,461	269,144

Total Containers & Packaging		269,144

Diversified Consumer Services 2.0%
Career Education Corp.*	11,158	179,979
Regis Corp.	31,540	515,994

Total Diversified Consumer Services		695,973

Electric Utilities 6.1%
Great Plains Energy, Inc.	17,889	371,018
Hawaiian Electric Industries, Inc.	8,601	217,863
IDACORP, Inc.	4,519	182,477
NV Energy, Inc.	25,574	410,207
PNM Resources, Inc.	55,448	996,955

Total Electric Utilities		2,178,520

Electronic Equipment, Instruments & Components 8.8%
Arrow Electronics, Inc.*	20,290	731,454
Avnet, Inc.*	21,478	650,998
Ingram Micro, Inc. — Class A*	46,562	832,529
Tech Data Corp.*	18,470	908,355

Total Electronic Equipment, Instruments & Components		3,123,336

Energy Equipment & Services 2.1%
Exterran Holdings, Inc.*	9,950	94,525
Helix Energy Solutions Group, Inc.*	23,887	431,399
Tidewater, Inc.	4,783	235,467

Total Energy Equipment & Services		761,391

Food & Staples Retailing 1.3%
Ruddick Corp.	10,533	460,397

Total Food & Staples Retailing		460,397

Food Products 3.4%
Ralcorp Holdings, Inc.*	4,453	359,981
Smithfield Foods, Inc.*	37,461	856,358

Total Food Products		1,216,339

Gas Utilities 4.3%
Atmos Energy Corp.	13,245	454,568
Questar Corp.	27,332	526,688
UGI Corp.	9,273	265,857
WGL Holdings, Inc.	6,903	295,517

Total Gas Utilities		1,542,630

Health Care Equipment & Supplies 0.8%
Teleflex, Inc.	4,556	272,722

Total Health Care Equipment & Supplies		272,722

Health Care Providers & Services 8.5%
Community Health Systems, Inc.*	22,395	391,465
Health Net, Inc.*	19,877	552,382
LifePoint Hospitals, Inc.*	11,996	463,765
Omnicare, Inc.	34,066	1,015,848
Owens & Minor, Inc.	20,686	618,925

Total Health Care Providers & Services		3,042,385

Hotels, Restaurants & Leisure 2.2%
Bob Evans Farms, Inc.	10,738	353,280
Wendy’s Co.(The)	85,058	430,394

Total Hotels, Restaurants & Leisure		783,674

Household Durables 2.5%
American Greetings Corp. — Class A	22,646	362,562
KB Home	15,406	107,380
MDC Holdings, Inc.	6,746	151,110
Mohawk Industries, Inc.*	4,978	262,092

Total Household Durables		883,144

Insurance 18.7%
American Financial Group, Inc.	14,201	508,822
Everest Re Group Ltd.	5,446	489,704
Fidelity National Financial, Inc. — Class A	42,358	654,007
First American Financial Corp.	62,667	752,004
Hanover Insurance Group, Inc.(The)	9,824	374,884
HCC Insurance Holdings, Inc.	10,298	274,030
Kemper Corp.	28,662	770,721
Mercury General Corp.	7,275	315,007
Old Republic International Corp.	29,220	258,305
Protective Life Corp.	23,403	435,296
Reinsurance Group of America, Inc.	11,559	603,727
StanCorp Financial Group, Inc.	8,782	298,061
Transatlantic Holdings, Inc.	10,407	541,580
W.R. Berkley Corp.	10,934	380,613

Total Insurance		6,656,761

See Notes to Financial Statements.

28

RYDEX S&P MIDCAP 400 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Internet Software & Services 0.8%
AOL, Inc.*	20,989	$296,365

Total Internet Software & Services		296,365

IT Services 2.6%
Convergys Corp.*	14,175	151,673
CoreLogic, Inc.*	62,508	760,722

Total IT Services		912,395

Machinery 1.5%
Harsco Corp.	12,935	298,152
Trinity Industries, Inc.	8,657	236,076

Total Machinery		534,228

Media 1.0%
Scholastic Corp.	13,698	367,791

Total Media		367,791

Metals & Mining 2.3%
Commercial Metals Co.	27,621	343,329
Reliance Steel & Aluminum Co.	6,954	307,297
Worthington Industries, Inc.	10,665	184,291

Total Metals & Mining		834,917

Multi-Utilities 0.5%
Vectren Corp.	6,673	189,380

Total Multi-Utilities		189,380

Oil, Gas & Consumable Fuels 1.4%
HollyFrontier Corp.	6,671	204,733
Southern Union Co.	7,170	301,355

Total Oil, Gas & Consumable Fuels		506,088

Paper & Forest Products 0.4%
Louisiana-Pacific Corp.*	18,949	126,011

Total Paper & Forest Products		126,011

Professional Services 1.0%
Manpower, Inc.	8,688	374,800

Total Professional Services		374,800

Real Estate Investment Trusts (REITs) 0.6%
Hospitality Properties Trust	9,556	229,631

Total Real Estate Investment Trusts (REITs)		229,631

Road & Rail 0.4%
Con-way, Inc.	5,208	153,480

Total Road & Rail		153,480

Specialty Retail 6.0%
Barnes & Noble, Inc.	59,826	734,065
Collective Brands, Inc.*	32,454	474,153
Foot Locker, Inc.	11,894	260,003
RadioShack Corp.	24,376	290,318
Rent-A-Center, Inc.	10,993	375,411

Total Specialty Retail		2,133,950

Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp.	21,675	179,902
First Niagara Financial Group, Inc.	12,716	116,860
Washington Federal, Inc.	17,429	237,906

Total Thrifts & Mortgage Finance		534,668

Tobacco 2.0%
Universal Corp.	16,462	704,903

Total Tobacco		704,903

Wireless Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	10,338	239,635

Total Wireless Telecommunication Services		239,635

Total Common Stocks (Cost $39,127,582)		35,551,737

SHORT TERM INVESTMENTS 0.2%
SSgA Government Money Market Fund	67,468	67,468

Total Short Term Investments (Cost $67,468)		67,468

Total Investments 99.9%(a) (Cost $39,195,050)		35,619,205

Other Assets in Excess of Liabilities—0.1%		51,759

Net Assets—100.0%		$35,670,964

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.

ANNUAL REPORT      29

RYDEX S&P MIDCAP 400 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%
Aerospace & Defense 2.8%
BE Aerospace, Inc.*	233,756	$8,819,614
Triumph Group, Inc.	164,832	9,576,739

Total Aerospace & Defense		18,396,353

Auto Components 0.4%
Gentex Corp.	77,317	2,328,788

Total Auto Components		2,328,788

Beverages 1.7%
Hansen Natural Corp.*	127,088	11,322,270

Total Beverages		11,322,270

Biotechnology 0.8%
United Therapeutics Corp.*	117,309	5,129,923

Total Biotechnology		5,129,923

Capital Markets 0.4%
Waddell & Reed Financial, Inc. — Class A	99,677	2,764,043

Total Capital Markets		2,764,043

Chemicals 3.5%
Albemarle Corp.	40,804	2,174,445
Intrepid Potash, Inc.*	179,329	4,990,726
NewMarket Corp.	80,530	15,634,094

Total Chemicals		22,799,265

Commercial Services & Supplies 1.1%
Copart, Inc.*	101,353	4,413,923
Rollins, Inc.	115,384	2,513,064

Total Commercial Services & Supplies		6,926,987

Communications Equipment 2.6%
ADTRAN, Inc.	105,674	3,550,646
Polycom, Inc.*	271,809	4,493,003
Riverbed Technology, Inc.*	326,747	9,011,682

Total Communications Equipment		17,055,331

Computers & Peripherals 0.3%
QLogic Corp.*	148,036	2,068,063

Total Computers & Peripherals		2,068,063

Distributors 1.5%
LKQ Corp.*	328,255	9,578,481

Total Distributors		9,578,481

Diversified Consumer Services 0.9%
ITT Educational Services, Inc.*	66,870	4,143,265
Strayer Education, Inc.	20,787	1,771,261

Total Diversified Consumer Services		5,914,526

Diversified Financial Services 0.4%
MSCI, Inc. — Class A*	85,527	2,855,747

Total Diversified Financial Services		2,855,747

Diversified Telecommunication Services 0.8%
tw telecom, Inc.*	299,128	5,533,868

Total Diversified Telecommunication Services		5,533,868

Electrical Equipment 0.5%
Woodward, Inc.	87,816	2,975,206

Total Electrical Equipment		2,975,206

Energy Equipment & Services 6.0%
Atwood Oceanics, Inc.*	193,128	8,254,291
CARBO Ceramics, Inc.	25,239	3,428,718
Dresser-Rand Group, Inc.*	192,429	9,313,563
Dril-Quip, Inc.*	96,416	6,276,682
Oceaneering International, Inc.	195,916	8,195,166
Oil States International, Inc.*	58,195	4,050,954

Total Energy Equipment & Services		39,519,374

Food Products 3.1%
Green Mountain Coffee Roasters, Inc.*	308,640	20,067,773

Total Food Products		20,067,773

Health Care Equipment & Supplies 5.8%
Cooper Cos., Inc.(The)	133,100	9,223,830
Gen-Probe, Inc.*	64,552	3,879,575
IDEXX Laboratories, Inc.*	87,644	6,309,492
Kinetic Concepts, Inc.*	120,241	8,223,282
ResMed, Inc.*	172,694	4,887,240
Thoratec Corp.*	147,841	5,397,675

Total Health Care Equipment & Supplies		37,921,094

Health Care Providers & Services 4.6%
Catalyst Health Solutions, Inc.*	135,978	7,474,711
Health Management Associates, Inc. — Class A*	683,810	5,990,176
Lincare Holdings, Inc.	168,560	3,969,588
Mednax, Inc.*	109,678	7,216,812
Universal Health Services, Inc. — Class B	129,724	5,185,068

Total Health Care Providers & Services		29,836,355

Health Care Technology 1.3%
Allscripts Healthcare Solutions, Inc.*	442,469	8,473,281

Total Health Care Technology		8,473,281

Hotels, Restaurants & Leisure 4.8%
Bally Technologies, Inc.*	75,624	2,742,883
Cheesecake Factory, Inc.(The)*	325,650	9,114,944
Life Time Fitness, Inc.*	199,025	8,583,948
Panera Bread Co. — Class A*	73,613	9,841,322
WMS Industries, Inc.*	59,106	1,295,012

Total Hotels, Restaurants & Leisure		31,578,109

Household Durables 0.8%
Tupperware Brands Corp.	90,989	5,144,518

Total Household Durables		5,144,518

Internet Software & Services 3.7%
Digital River, Inc.*	90,068	1,650,946
Equinix, Inc.*	75,113	7,211,599
Rackspace Hosting, Inc.*	375,833	15,555,728

Total Internet Software & Services		24,418,273

IT Services 4.9%
Alliance Data Systems Corp.*	46,435	4,756,801
Gartner, Inc.*	124,947	4,812,959
Global Payments, Inc.	79,046	3,629,792
Jack Henry & Associates, Inc.	88,021	2,852,761
Lender Processing Services, Inc.	179,734	3,154,332
NeuStar, Inc. — Class A*	108,549	3,450,773
VeriFone Systems, Inc.*	220,021	9,287,086

Total IT Services		31,944,504

See Notes to Financial Statements.

30

RYDEX S&P MIDCAP 400 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Leisure Equipment & Products 1.2%
Polaris Industries, Inc.	126,647	$8,021,821

Total Leisure Equipment & Products		8,021,821

Life Sciences Tools & Services 0.5%
Mettler-Toledo International, Inc.*	19,858	3,050,189

Total Life Sciences Tools & Services		3,050,189

Media 3.1%
AMC Networks, Inc. — Class A*	185,746	6,059,034
DreamWorks Animation SKG, Inc. — Class A*	185,616	3,443,177
Lamar Advertising Co. — Class A*	64,248	1,444,937
Valassis Communications, Inc.*	483,620	9,445,099

Total Media		20,392,247

Metals & Mining 0.6%
Compass Minerals International, Inc.	47,786	3,635,081

Total Metals & Mining		3,635,081

Multiline Retail 1.3%
Dollar Tree, Inc.*	104,941	8,391,082

Total Multiline Retail		8,391,082

Office Electronics 0.3%
Zebra Technologies Corp. — Class A*	60,737	2,170,740

Total Office Electronics		2,170,740

Oil, Gas & Consumable Fuels 1.6%
Bill Barrett Corp.*	124,893	5,195,549
Northern Oil and Gas, Inc.*	216,558	5,234,207

Total Oil, Gas & Consumable Fuels		10,429,756

Pharmaceuticals 4.0%
Endo Pharmaceuticals Holdings, Inc.*	172,928	5,587,304
Medicis Pharmaceutical Corp. — Class A	321,039	12,292,583
Perrigo Co.	91,257	8,238,682

Total Pharmaceuticals		26,118,569

Real Estate Investment Trusts (REITs) 2.2%
Corporate Office Properties Trust	109,010	2,643,493
Macerich Co.(The)	101,886	5,069,847
SL Green Realty Corp.	100,728	6,949,225

Total Real Estate Investment Trusts (REITs)		14,662,565

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	51,148	3,305,184

Total Real Estate Management & Development		3,305,184

Semiconductors & Semiconductor Equipment 3.6%
Atmel Corp.*	312,919	3,304,425
Cree, Inc.*	168,680	4,493,635
RF Micro Devices, Inc.*	307,784	2,259,135
Semtech Corp.*	167,863	4,099,214
Silicon Laboratories, Inc.*	67,410	2,881,778
Skyworks Solutions, Inc.*	323,914	6,416,736

Total Semiconductors & Semiconductor Equipment		23,454,923

Software 10.1%
ACI Worldwide, Inc.*	79,833	2,448,478
Advent Software, Inc.*	248,429	6,806,955
ANSYS, Inc.*	116,544	6,335,332
Concur Technologies, Inc.*	116,925	5,439,351
Factset Research Systems, Inc.	59,869	5,952,176
Informatica Corp.*	203,733	9,269,851
MICROS Systems, Inc.*	102,626	5,051,252
Quest Software, Inc.*	150,561	2,648,368
Rovi Corp.*	93,891	4,651,360
Solera Holdings, Inc.	110,886	6,057,702
TIBCO Software, Inc.*	391,401	11,307,575

Total Software		65,968,400

Specialty Retail 9.9%
Advance Auto Parts, Inc.	68,667	4,468,162
Aeropostale, Inc.*	406,023	5,546,274
ANN, Inc.*	140,688	3,747,928
Ascena Retail Group, Inc.*	346,598	10,016,682
Chico’s FAS, Inc.	411,852	5,090,491
Dick’s Sporting Goods, Inc.*	165,977	6,488,041
Guess?, Inc.	253,557	8,364,845
PetSmart, Inc.	134,808	6,329,236
Tractor Supply Co.	140,263	9,950,257
Williams-Sonoma, Inc.	119,004	4,467,410

Total Specialty Retail		64,469,326

Textiles, Apparel & Luxury Goods 8.3%
Deckers Outdoor Corp.*	149,698	17,251,198
Fossil, Inc.*	117,475	12,177,458
PVH Corp.	104,898	7,805,460
Under Armour, Inc. — Class A*	142,885	12,060,923
Warnaco Group, Inc.(The)*	101,413	4,979,378

Total Textiles, Apparel & Luxury Goods		54,274,417

Total Common Stocks (Cost $676,293,556)		652,896,432

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	420,698	420,698

Total Short Term Investments (Cost $420,698)		420,698

Total Investments 100.0%(a) (Cost $676,714,254)		653,317,130

Liabilities in Excess of Other Assets—0.0%(b)		(71,158)

Net Assets—100.0%		$653,245,972

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

ANNUAL REPORT      31

RYDEX S&P SMALLCAP 600 PURE VALUE ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 100.0%
Aerospace & Defense 1.0%
AAR Corp.	8,809	$175,563
Curtiss-Wright Corp.	6,486	212,611
GenCorp, Inc.*	48,454	235,487

Total Aerospace & Defense		623,661

Airlines 1.3%
SkyWest, Inc.	58,557	785,249

Total Airlines		785,249

Auto Components 1.8%
Spartan Motors, Inc.	107,051	524,550
Standard Motor Products, Inc.	37,219	578,755

Total Auto Components		1,103,305

Building Products 2.9%
Apogee Enterprises, Inc.	49,980	545,782
Gibraltar Industries, Inc.*	49,878	556,638
Griffon Corp.*	30,183	285,833
Universal Forest Products, Inc.	14,923	418,889

Total Building Products		1,807,142

Capital Markets 3.0%
Investment Technology Group, Inc.*	29,088	331,894
Piper Jaffray Co.*	15,656	325,018
Prospect Capital Corp.	16,545	158,336
SWS Group, Inc.*	194,677	1,072,670

Total Capital Markets		1,887,918

Chemicals 1.2%
A. Schulman, Inc.	25,354	535,223
Stepan Co.	2,694	208,219

Total Chemicals		743,442

Commercial Banks 4.7%
Boston Private Financial Holdings, Inc.	30,285	229,560
First BanCorp*	83,444	297,061
First Midwest Bancorp, Inc.	26,038	234,602
FNB Corp.	17,479	176,363
Hanmi Financial Corp.*	395,305	395,305
Pinnacle Financial Partners, Inc.*	16,229	243,597
PrivateBancorp, Inc.	12,764	139,128
Susquehanna Bancshares, Inc.	55,118	400,157
United Community Banks, Inc.*	39,319	290,567
Wilshire Bancorp, Inc.*	36,857	126,051
Wintrust Financial Corp.	13,793	398,342

Total Commercial Banks		2,930,733

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	18,991	383,998
G&K Services, Inc. — Class A	12,238	371,545
Standard Register Co.(The)	71,042	183,999
United Stationers, Inc.	14,911	474,319

Total Commercial Services & Supplies		1,413,861

Communications Equipment 1.5%
Arris Group, Inc.*	15,851	170,557
Black Box Corp.	11,092	310,465
Comtech Telecommunications Corp.	6,269	207,566
Digi International, Inc.*	18,396	235,285

Total Communications Equipment		923,873

Construction & Engineering 2.3%
Comfort Systems USA, Inc.	42,489	467,379
Dycom Industries, Inc.*	20,399	396,353
EMCOR Group, Inc.	21,615	541,888

Total Construction & Engineering		1,405,620

Construction Materials 0.2%
Headwaters, Inc.*	74,933	131,882

Total Construction Materials		131,882

Containers & Packaging 0.6%
Myers Industries, Inc.	30,657	374,629

Total Containers & Packaging		374,629

Distributors 1.7%
Audiovox Corp. — Class A*	144,266	1,025,731

Total Distributors		1,025,731

Diversified Consumer Services 1.8%
Corinthian Colleges, Inc.*	241,952	462,128
School Specialty, Inc.*	86,744	663,592

Total Diversified Consumer Services		1,125,720

Diversified Financial Services 0.4%
Interactive Brokers Group, Inc. — Class A	14,943	229,823

Total Diversified Financial Services		229,823

Diversified Telecommunication Services 0.5%
Cincinnati Bell, Inc.*	100,905	324,914

Total Diversified Telecommunication Services		324,914

Electric Utilities 1.1%
Central Vermont Public Service Corp.	19,258	681,155

Total Electric Utilities		681,155

Electrical Equipment 0.4%
Powell Industries, Inc.*	8,137	273,485

Total Electrical Equipment		273,485

Electronic Equipment, Instruments & Components 8.0%
Agilysys, Inc.*	197,379	1,675,748
Anixter International, Inc.*	4,360	255,889
Benchmark Electronics, Inc.*	29,223	401,524
Brightpoint, Inc.*	55,682	565,172
Insight Enterprises, Inc.*	49,797	841,569
Scansource, Inc.*	14,366	499,362
SYNNEX Corp.*	24,659	711,905

Total Electronic Equipment, Instruments & Components		4,951,169

Energy Equipment & Services 2.0%
Bristow Group, Inc.	4,008	199,518
Hornbeck Offshore Services, Inc.*	19,482	639,789
Matrix Service Co.*	26,304	279,348
Tetra Technologies, Inc.*	15,649	148,666

Total Energy Equipment & Services		1,267,321

Food & Staples Retailing 2.1%
Casey’s General Stores, Inc.	5,008	248,146
Nash Finch Co.	15,258	401,591
Spartan Stores, Inc.	39,391	674,374

Total Food & Staples Retailing		1,324,111

See Notes to Financial Statements.

32

RYDEX S&P SMALLCAP 600 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Food Products 1.8%
Sanderson Farms, Inc.	6,537	$323,581
Seneca Foods Corp. — Class A*	37,419	787,670

Total Food Products		1,111,251

Gas Utilities 1.0%
Laclede Group, Inc.(The)	10,842	434,981
Southwest Gas Corp.	4,626	182,635

Total Gas Utilities		617,616

Health Care Equipment & Supplies 1.3%
CONMED Corp.*	7,906	207,691
Invacare Corp.	12,567	282,129
Symmetry Medical, Inc.*	37,422	340,166

Total Health Care Equipment & Supplies		829,986

Health Care Providers & Services 8.9%
Amedisys, Inc.*	17,850	234,371
Amsurg Corp.*	16,052	406,597
Centene Corp.*	25,275	888,416
Cross Country Healthcare, Inc.*	70,892	354,460
Gentiva Health Services, Inc.*	18,284	75,696
Healthways, Inc.*	54,096	387,327
Kindred Healthcare, Inc.*	96,312	1,122,035
Molina Healthcare, Inc.*	40,920	866,686
PharMerica Corp.*	77,612	1,210,747

Total Health Care Providers & Services		5,546,335

Hotels, Restaurants & Leisure 5.2%
Boyd Gaming Corp.*	89,290	578,599
Jack in the Box, Inc.*	12,224	251,570
Marcus Corp.	12,570	149,834
Multimedia Games Holding Co.*	41,722	275,782
O’Charleys, Inc.*	113,699	706,071
Red Robin Gourmet Burgers, Inc.*	33,266	833,979
Ruby Tuesday, Inc.*	15,405	129,248
Ruth’s Hospitality Group, Inc*	64,139	302,736

Total Hotels, Restaurants & Leisure		3,227,819

Household Durables 3.6%
Blyth, Inc.	10,231	571,197
Helen of Troy Ltd.*	8,724	252,385
La-Z-Boy, Inc.*	79,618	808,919
Standard Pacific Corp.*	192,751	585,963

Total Household Durables		2,218,464

Household Products 0.9%
Central Garden and Pet Co. — Class A*	61,855	543,705

Total Household Products		543,705

Industrial Conglomerates 0.4%
Standex International Corp.	6,009	232,008

Total Industrial Conglomerates		232,008

Insurance 5.1%
AMERISAFE, Inc.*	11,505	247,933
Delphi Financial Group, Inc. — Class A	11,695	309,684
Horace Mann Educators Corp.	27,540	370,413
Infinity Property & Casualty Corp.	3,941	228,420
Navigators Group, Inc.(The)*	5,068	231,202
Presidential Life Corp.	43,481	431,331
Safety Insurance Group, Inc.	4,224	180,027
Selective Insurance Group, Inc.	27,448	439,991
Stewart Information Services Corp.	49,450	496,478
United Fire & Casualty Co.	12,355	232,398

Total Insurance		3,167,877

Internet Software & Services 0.9%
Infospace, Inc.*	24,432	214,024
United Online, Inc.	59,372	350,889

Total Internet Software & Services		564,913

IT Services 2.3%
CACI International, Inc. — Class A*	7,543	414,035
CIBER, Inc.*	285,135	992,270

Total IT Services		1,406,305

Leisure Equipment & Products 0.6%
Callaway Golf Co.	68,721	399,269

Total Leisure Equipment & Products		399,269

Life Sciences Tools & Services 0.8%
Cambrex Corp.*	89,308	492,087

Total Life Sciences Tools & Services		492,087

Machinery 2.0%
Briggs & Stratton Corp.	20,766	303,184
Federal Signal Corp.*	90,982	429,435
Lydall, Inc.*	47,635	522,079

Total Machinery		1,254,698

Media 0.4%
Live Nation Entertainment, Inc.*	27,364	256,948

Total Media		256,948

Metals & Mining 0.8%
A.M. Castle & Co.*	17,910	245,188
Kaiser Aluminum Corp.	5,680	263,893

Total Metals & Mining		509,081

Multi-Utilities 1.3%
Avista Corp.	14,129	359,583
CH Energy Group, Inc.	3,623	200,026
NorthWestern Corp.	6,749	232,503

Total Multi-Utilities		792,112

Multiline Retail 1.8%
Fred’s, Inc. — Class A	47,677	581,183
Tuesday Morning Corp.*	148,716	538,352

Total Multiline Retail		1,119,535

Oil, Gas & Consumable Fuels 1.8%
Overseas Shipholding Group, Inc.	39,451	492,349
World Fuel Services Corp.	15,784	628,992

Total Oil, Gas & Consumable Fuels		1,121,341

Paper & Forest Products 0.6%
Wausau Paper Corp.	52,716	395,370

Total Paper & Forest Products		395,370

Professional Services 2.7%
CDI Corp.	19,893	261,195
Kelly Services, Inc. — Class A	19,272	315,097
Navigant Consulting, Inc.*	56,579	641,040
On Assignment, Inc.*	39,848	429,960

Total Professional Services		1,647,292

See Notes to Financial Statements.

ANNUAL REPORT      33

RYDEX S&P SMALLCAP 600 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Real Estate Investment Trusts (REITs) 0.4%
Cedar Shopping Centers, Inc.	32,515	$119,330
Kite Realty Group Trust	34,200	141,246

Total Real Estate Investment Trusts (REITs)		260,576

Semiconductors & Semiconductor Equipment 0.6%
Brooks Automation, Inc.	34,768	363,326

Total Semiconductors & Semiconductor Equipment		363,326

Software 0.3%
THQ, Inc.*	81,014	172,560

Total Software		172,560

Specialty Retail 10.9%
Brown Shoe Co., Inc.	38,392	342,073
Christopher & Banks Corp.	90,920	302,764
Coldwater Creek, Inc.*	100,915	105,961
Group 1 Automotive, Inc.	15,856	722,399
Haverty Furniture Cos., Inc.	31,747	368,900
HOT Topic, Inc.	99,857	754,919
Lithia Motors, Inc. — Class A	52,146	1,072,643
MarineMax, Inc.*	78,119	635,889
OfficeMax, Inc.*	19,645	100,582
PEP Boys-Manny Moe & Jack	36,056	414,644
Sonic Automotive, Inc. — Class A	46,331	679,676
Stage Stores, Inc.	29,975	468,509
Stein Mart, Inc.	48,089	348,645
Zale Corp.*	123,115	454,294

Total Specialty Retail		6,771,898

Textiles, Apparel & Luxury Goods 0.7%
Quiksilver, Inc.*	85,303	285,765
Skechers U.S.A., Inc. — Class A*	8,582	122,379

Total Textiles, Apparel & Luxury Goods		408,144

Thrifts & Mortgage Finance 0.8%
Bank Mutual Corp.	100,004	333,013
Northwest Bancshares, Inc.	15,374	191,714

Total Thrifts & Mortgage Finance		524,727

Tobacco 0.9%
Alliance One International, Inc.*	217,692	581,238

Total Tobacco		581,238

Trading Companies & Distributors 0.4%
Lawson Products, Inc.	13,795	229,963

Total Trading Companies & Distributors		229,963

Total Common Stocks (Cost $72,619,906)		62,101,188

RIGHTS 0.0%(a)(b)
Commercial Banks 0.0%(a)
First BanCorp., Expires 11/29/11*	93,179	2,795

Total Commercial Banks		2,795

Total Rights (Cost $0)		2,795

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	71,411	71,411

Total Short Term Investments (Cost $71,411)		71,411

Total Investments 100.1%(c) (Cost $72,691,317)		62,175,394

Liabilities in Excess of Other Assets—(0.1)%		(45,786)

Net Assets—100.0%		$62,129,608

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Values determined based on Level 2 inputs.

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.

34

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%
Aerospace & Defense 0.8%
American Science & Engineering, Inc.	1,714	$116,586
National Presto Industries, Inc.	1,749	167,030

Total Aerospace & Defense		283,616

Airlines 0.5%
Allegiant Travel Co.*	3,419	177,651

Total Airlines		177,651

Beverages 0.7%
Boston Beer Co., Inc. — Class A*	2,845	251,726

Total Beverages		251,726

Biotechnology 2.8%
Arqule, Inc.*	45,195	262,583
Cubist Pharmaceuticals, Inc.*	7,436	281,155
Regeneron Pharmaceuticals, Inc.*	7,972	440,852

Total Biotechnology		984,590

Capital Markets 0.3%
Stifel Financial Corp.*	3,110	99,116

Total Capital Markets		99,116

Chemicals 1.9%
Balchem Corp.	6,889	253,997
Hawkins, Inc.	8,268	316,499
Quaker Chemical Corp.	3,093	107,606

Total Chemicals		678,102

Commercial Banks 0.2%
Signature Bank*	1,511	84,238

Total Commercial Banks		84,238

Commercial Services & Supplies 0.8%
Consolidated Graphics, Inc.*	4,181	190,486
Healthcare Services Group, Inc.	5,136	89,110

Total Commercial Services & Supplies		279,596

Communications Equipment 1.7%
Blue Coat Systems, Inc.*	12,873	207,255
Netgear, Inc.*	4,259	151,024
Oplink Communications, Inc.*	10,298	167,034
Viasat, Inc.*	2,025	86,245

Total Communications Equipment		611,558

Computers & Peripherals 1.2%
Novatel Wireless, Inc.*	27,305	108,401
Stratasys, Inc.*	4,133	115,889
Synaptics, Inc.*	6,022	203,483

Total Computers & Peripherals		427,773

Construction & Engineering 0.2%
Orion Marine Group, Inc.*	11,364	77,162

Total Construction & Engineering		77,162

Consumer Finance 3.2%
Cash America International, Inc.	4,844	265,209
Ezcorp, Inc. — Class A*	7,653	212,600
First Cash Financial Services, Inc.*	5,678	235,637
World Acceptance Corp.*	5,760	389,664

Total Consumer Finance		1,103,110

Diversified Consumer Services 1.6%
American Public Education, Inc.*	3,768	134,932
Capella Education Co.*	2,368	82,430
Coinstar, Inc.*	5,913	282,287
Universal Technical Institute, Inc.*	4,251	60,704

Total Diversified Consumer Services		560,353

Diversified Financial Services 0.6%
Portfolio Recovery Associates, Inc.*	2,815	197,444

Total Diversified Financial Services		197,444

Diversified Telecommunication Services 0.9%
Atlantic Tele-Network, Inc.	3,746	142,161
Cbeyond, Inc.*	6,967	57,408
Neutral Tandem, Inc.*	11,293	119,028

Total Diversified Telecommunication Services		318,597

Electrical Equipment 0.6%
II-VI, Inc.*	6,155	117,006
Vicor Corp.	10,577	96,780

Total Electrical Equipment		213,786

Electronic Equipment, Instruments & Components 2.7%
DTS, Inc.*	3,084	86,630
Littelfuse, Inc.	2,267	110,992
Measurement Specialties, Inc.*	6,692	208,857
Mercury Computer Systems, Inc.*	11,200	163,520
OSI Systems, Inc.*	4,680	207,324
TTM Technologies, Inc.*	15,980	178,497

Total Electronic Equipment, Instruments & Components		955,820

Food Products 1.9%
Calavo Growers, Inc.	7,087	159,953
Darling International, Inc.*	15,936	223,423
TreeHouse Foods, Inc.*	4,600	282,164

Total Food Products		665,540

Health Care Equipment & Supplies 3.9%
Abaxis, Inc.*	5,677	159,297
Align Technology, Inc.*	12,029	277,028
Cyberonics, Inc.*	5,884	169,459
Haemonetics Corp.*	1,668	101,665
Integra LifeSciences Holdings Corp.*	3,775	121,026
Kensey Nash Corp.*	4,115	110,611
Neogen Corp.*	6,474	250,220
NuVasive, Inc.*	4,417	65,460
Zoll Medical Corp.*	2,365	89,421

Total Health Care Equipment & Supplies		1,344,187

Health Care Providers & Services 7.5%
Air Methods Corp.*	6,370	514,823
Almost Family, Inc.*	4,544	84,700
Bio-Reference Labs, Inc.*	8,325	166,833
Chemed Corp.	1,834	108,866
CorVel Corp.*	3,873	199,731
Ensign Group, Inc.(The)	7,073	160,981
Healthspring, Inc.*	8,355	450,669
HMS Holdings Corp.*	11,562	282,575
IPC The Hospitalist Co., Inc.*	6,801	285,166
MWI Veterinary Supply, Inc.*	4,779	360,815

Total Health Care Providers & Services		2,615,159

See Notes to Financial Statements.

ANNUAL REPORT      35

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Health Care Technology 0.8%
Quality Systems, Inc.	7,536	$293,226

Total Health Care Technology		293,226

Hotels, Restaurants & Leisure 7.5%
Biglari Holdings, Inc.*	428	147,711
BJ’s Restaurants, Inc.*	9,367	495,795
Buffalo Wild Wings, Inc.*	5,649	374,077
CEC Entertainment, Inc.	5,705	180,392
Cracker Barrel Old Country Store, Inc.	3,723	157,818
DineEquity, Inc.*	6,434	302,141
Interval Leisure Group, Inc.*	16,186	223,529
P.F. Chang’s China Bistro, Inc.	5,126	159,419
Peet’s Coffee & Tea, Inc.*	4,724	301,013
Texas Roadhouse, Inc.	19,426	278,374

Total Hotels, Restaurants & Leisure		2,620,269

Household Durables 0.9%
iRobot Corp.*	6,445	218,227
Universal Electronics, Inc.*	4,320	80,309

Total Household Durables		298,536

Insurance 0.3%
eHealth, Inc.*	6,218	92,337

Total Insurance		92,337

Internet & Catalog Retail 1.3%
Blue Nile, Inc.*	3,056	137,917
HSN, Inc.	6,492	231,570
PetMed Express, Inc.	7,231	72,093

Total Internet & Catalog Retail		441,580

Internet Software & Services 6.0%
comScore, Inc.*	11,392	240,485
j2 Global Communications, Inc.	4,851	149,314
Liquidity Services, Inc.*	13,017	423,833
LivePerson, Inc.*	31,380	395,074
Perficient, Inc.*	16,962	161,648
RightNow Technologies, Inc.*	11,758	505,712
Stamps.com, Inc.	7,001	227,953

Total Internet Software & Services		2,104,019

IT Services 3.7%
Cardtronics, Inc.*	11,231	279,989
CSG Systems International, Inc.*	7,132	101,560
Forrester Research, Inc.	2,423	86,768
iGate Corp.	5,151	69,435
MAXIMUS, Inc.	6,393	257,894
Virtusa Corp.*	12,519	203,934
Wright Express Corp.*	6,083	285,171

Total IT Services		1,284,751

Leisure Equipment & Products 2.0%
Sturm Ruger & Co., Inc.	22,703	688,355

Total Leisure Equipment & Products		688,355

Life Sciences Tools & Services 0.7%
Enzo Biochem, Inc.*	17,661	50,510
PAREXEL International Corp.*	9,290	204,659

Total Life Sciences Tools & Services		255,169

Media 0.8%
Arbitron, Inc.	4,813	191,221
DG Fastchannel, Inc.*	3,927	73,199

Total Media		264,420

Oil, Gas & Consumable Fuels 1.5%
Contango Oil & Gas Co.*	2,992	192,505
Gulfport Energy Corp.*	10,254	319,310

Total Oil, Gas & Consumable Fuels		511,815

Paper & Forest Products 2.7%
Buckeye Technologies, Inc.	11,777	356,136
KapStone Paper and Packaging Corp.*	16,857	276,455
Schweitzer-Mauduit International, Inc.	4,349	305,822

Total Paper & Forest Products		938,413

Personal Products 1.2%
Inter Parfums, Inc.	9,920	182,925
Medifast, Inc.*	13,818	227,168

Total Personal Products		410,093

Pharmaceuticals 5.6%
Hi-Tech Pharmacal Co., Inc.*	18,214	646,961
Par Pharmaceutical Cos., Inc.*	9,972	305,143
Questcor Pharmaceuticals, Inc.*	17,234	699,873
Salix Pharmaceuticals Ltd.*	4,390	150,379
Viropharma, Inc.*	7,332	148,400

Total Pharmaceuticals		1,950,756

Professional Services 1.2%
Dolan Co.(The)*	28,619	250,416
Exponent, Inc.*	3,194	153,887

Total Professional Services		404,303

Semiconductors & Semiconductor Equipment 8.9%
Ceva, Inc.*	9,720	302,000
Cirrus Logic, Inc.*	26,107	434,421
Diodes, Inc.*	7,828	175,112
Entropic Communications, Inc.*	46,786	272,295
GT Advanced Technologies, Inc.*	22,900	187,780
Hittite Microwave Corp.*	2,079	109,355
Kopin Corp.*	67,615	273,841
Kulicke & Soffa Industries, Inc.*	30,285	292,250
Monolithic Power Systems, Inc.*	8,320	103,667
Nanometrics, Inc.*	8,484	143,210
Power Integrations, Inc.	5,241	186,737
Rubicon Technology, Inc.*	11,193	116,631
TriQuint Semiconductor, Inc.*	28,187	149,955
Veeco Instruments, Inc.*	2,821	75,293
Volterra Semiconductor Corp.*	12,023	284,945

Total Semiconductors & Semiconductor Equipment		3,107,492

Software 10.5%
Blackbaud, Inc.	8,628	241,843
Bottomline Technologies, Inc.*	10,697	259,830
CommVault Systems, Inc.*	9,375	399,188
Ebix, Inc.*	14,161	242,295
Interactive Intelligence Group*	12,439	345,182
JDA Software Group, Inc.*	4,381	139,622
MicroStrategy, Inc. — Class A*	2,077	273,686
Netscout Systems, Inc.*	14,131	231,607
Sourcefire, Inc.*	15,203	418,843
Synchronoss Technologies, Inc.*	13,267	398,806
Taleo Corp. — Class A*	9,033	292,669

See Notes to Financial Statements.

36

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Tyler Technologies, Inc.*	9,600	$303,072
Websense, Inc.*	6,020	107,397

Total Software		3,654,040

Specialty Retail 5.8%
Buckle, Inc.(The)	6,771	301,716
Cabela’s, Inc.*	11,225	279,727
Hibbett Sports, Inc.*	5,082	209,327
JOS A Bank Clothiers, Inc.*	7,859	419,985
Kirkland’s, Inc.*	17,496	196,655
Lumber Liquidators Holdings, Inc.*	12,205	182,709
Monro Muffler, Inc.	6,488	240,640
Zumiez, Inc.*	8,975	204,181

Total Specialty Retail		2,034,940

Textiles, Apparel & Luxury Goods 4.5%
Carter’s, Inc.*	2,852	108,633
Crocs, Inc.*	18,497	326,842
Iconix Brand Group, Inc.*	13,934	250,115
Maidenform Brands, Inc.*	7,531	185,112
Steven Madden Ltd.*	8,658	319,480
True Religion Apparel, Inc.*	10,722	363,690

Total Textiles, Apparel & Luxury Goods		1,553,872

Total Common Stocks (Cost $38,933,778)		34,837,510

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	40,413	40,413

Total Short Term Investments (Cost $40,413)		40,413

Total Investments 100.0%(a) (Cost $38,974,191)		34,877,923

Liabilities in Excess of Other Assets—0.0%(b)		(5,374)

Net Assets—100.0%		$34,872,549

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

(b)	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

ANNUAL REPORT      37

STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2011

				Rydex
	Rydex	Rydex	Rydex	S&P MidCap
	Russell Top	S&P 500 Pure	S&P 500 Pure	400 Pure
	50® ETF	Value ETF	Growth ETF	Value ETF
Assets
Investments at Market Value*	$453,836,975	$79,511,538	$265,867,413	$35,619,205
Receivables:
Investments Sold	231,727	—	—	785,408
Fund Shares Sold	13,711,842	2,838,207	—	—
Dividends	620,287	58,134	101,486	28,976

Total Assets	468,400,831	82,407,879	265,968,899	36,433,589

Liabilities
Payables:
Investments Purchased	13,918,901	2,835,010	—	752,421
Accrued Management Fees	72,642	22,590	80,143	10,204

Total Liabilities	13,991,543	2,857,600	80,143	762,625

Net Assets	$454,409,288	$79,550,279	$265,888,756	$35,670,964

Net Assets Consist of:
Paid-in Capital	$578,910,986	$93,192,897	$276,340,999	$42,055,052
Undistributed Net Investment Income	790,411	81,520	15,198	28,336
Accumulated Net Realized Gain (Loss) on Investment Securities	(100,306,393)	(8,182,472)	(2,607,194)	(2,836,579)
Net Unrealized Appreciation (Depreciation) on Investment Securities	(24,985,716)	(5,541,666)	(7,860,247)	(3,575,845)

Net Assets	$454,409,288	$79,550,279	$265,888,756	$35,670,964

Shares Outstanding (Unlimited Shares Authorized), No Par Value	5,050,785	2,802,836	5,950,299	1,150,499

Net Asset Value, Offering Price and Repurchase Price Per Share	$89.97	$28.38	$44.68	$31.00

*Total Cost of Investments	$478,822,691	$85,053,204	$273,727,660	$39,195,050

See Notes to Financial Statements.

38

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	October 31, 2011

	Rydex	Rydex	Rydex
	S&P MidCap	S&P SmallCap	S&P SmallCap
	400 Pure	600 Pure	600 Pure
	Growth ETF	Value ETF	Growth ETF
Assets
Investments at Market Value*	$653,317,130	$62,175,394	$34,877,923
Receivables:
Investments Sold	—	1,068,563	83,792
Fund Shares Sold	41,643,245	—	2,490,874
Dividends	97,547	25,080	2,531

Total Assets	695,057,922	63,269,037	37,455,120

Liabilities
Payables:
Investments Purchased	41,645,168	1,122,057	2,572,810
Accrued Management Fees	166,782	17,372	9,761

Total Liabilities	41,811,950	1,139,429	2,582,571

Net Assets	$653,245,972	$62,129,608	$34,872,549

Net Assets Consist of:
Paid-in Capital	$678,830,575	$93,642,767	$39,900,593
Accumulated Net Realized Gain (Loss) on Investment Securities	(2,187,479)	(20,997,236)	(931,776)
Net Unrealized Appreciation (Depreciation) on Investment Securities	(23,397,124)	(10,515,923)	(4,096,268)

Net Assets	$653,245,972	$62,129,608	$34,872,549

Shares Outstanding (Unlimited Shares Authorized), No Par Value	7,950,021	1,750,040	700,004

Net Asset Value, Offering Price and Repurchase Price Per Share	$82.17	$35.50	$49.82

*Total Cost of Investments	$676,714,254	$72,691,317	$38,974,191

See Notes to Financial Statements.

ANNUAL REPORT      39

STATEMENTS OF OPERATIONS	For the Year Ended October 31, 2011

				Rydex
	Rydex	Rydex	Rydex	S&P MidCap
	Russell Top	S&P 500 Pure	S&P 500 Pure	400 Pure
	50® ETF	Value ETF	Growth ETF	Value ETF
Investment Income
Dividends, Net of Foreign Taxes Withheld	$8,634,215	$1,601,100	$1,897,984	$756,673

Expenses
Management Fee	758,963	312,831	877,768	168,182
Other Fees	126	—	—	—

Total Expenses	759,089	312,831	877,768	168,182

Net Investment Income	7,875,126	1,288,269	1,020,216	588,491

Realized And Unrealized Gain (Loss) On Investments
Net Realized Gain (Loss) From:
Investments	(4,150,627)	687,340	4,971,909	1,261,234
In-kind Redemptions	3,149,806	435,640	18,508,163	(20,978)

Net Realized Gain (Loss)	(1,000,821)	1,122,980	23,480,072	1,240,256
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	19,318,113	(2,290,115)	(23,088,187)	(2,426,037)

Net Realized and Unrealized Gain (Loss) on Investments	18,317,292	(1,167,135)	391,885	(1,185,781)

Net Increase (Decrease) in Net Assets Resulting From Operations	$26,192,418	$121,134	$1,412,101	$(597,290)

Foreign Taxes Withheld	$—	$32	$—	$—

See Notes to Financial Statements.

40

STATEMENTS OF OPERATIONS (concluded)	For the Year Ended October 31, 2011

	Rydex	Rydex	Rydex
	S&P MidCap	S&P SmallCap	S&P SmallCap
	400 Pure	600 Pure	600 Pure
	Growth ETF	Value ETF	Growth ETF
Investment Income
Dividends	$2,487,422	$739,175	$146,596

Expenses
Management Fee	1,992,926	294,541	134,515
Other Fees	76	34	—

Total Expenses	1,993,002	294,575	134,515

Net Investment Income	494,420	444,600	12,081

Realized And Unrealized Gain (Loss) On Investments
Net Realized Gain (Loss) From:
Investments	21,424,219	1,210,465	885,064
In-kind Redemptions	47,666,478	2,175,606	(2,552,469)

Net Realized Gain (Loss)	69,090,697	3,386,071	(1,667,405)
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(51,357,329)	849,778	(6,355,046)

Net Realized and Unrealized Gain (Loss) on Investments	17,733,368	4,235,849	(8,022,451)

Net Increase (Decrease) in Net Assets Resulting From Operations	$18,227,788	$4,680,449	$(8,010,370)

See Notes to Financial Statements.

ANNUAL REPORT      41

STATEMENTS OF CHANGES IN NET ASSETS

	Rydex Russell Top 50® ETF		Rydex S&P 500 Pure Value ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010
Operations
Net Investment Income	$7,875,126	$6,900,519	$1,288,269	$877,419
Net Realized Gain (Loss) on Investments	(1,000,821)	(7,489,617)	1,122,980	10,140,255
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,318,113	32,212,043	(2,290,115)	(4,582,840)

Net Increase in Net Assets Resulting From Operations	26,192,418	31,622,945	121,134	6,434,834

Distributions To Shareholders From:
Net Investment Income	(7,603,764)	(6,973,425)	(1,211,677)	(867,443)

Shareholder Transactions
Proceeds From Shares Purchased	150,183,009	45,555,770	60,757,533	85,657,155
Value of Shares Purchased through Dividend Reinvestments	—	9,726	—	6,581
Value of Shares Redeemed	(38,031,580)	(62,207,870)	(35,992,276)	(65,456,767)

Net Increase (Decrease) in Net Assets Resulting From Share Transactions	112,151,429	(16,642,374)	24,765,257	20,206,969

Increase in Net Assets	130,740,083	8,007,146	23,674,714	25,774,360
NET ASSETS—Beginning of Period	323,669,205	315,662,059	55,875,565	30,101,205

NET ASSETS—End of Period(1)	$454,409,288	$323,669,205	$79,550,279	$55,875,565

(1) Including Undistributed Net Investment Income	$790,411	$519,049	$81,520	$6,288

Changes in Shares Outstanding:
Shares Purchased	1,700,000	550,000	2,000,000	3,350,000
Shares Purchased through Dividend Reinvestments	—	115	—	266
Shares Redeemed	(450,000)	(750,000)	(1,350,000)	(2,600,000)
Shares Outstanding, Beginning of Period	3,800,785	4,000,670	2,152,836	1,402,570

Shares Outstanding, End of Period	5,050,785	3,800,785	2,802,836	2,152,836

See Notes to Financial Statements.

42

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Rydex S&P 500 Pure Growth ETF		Rydex S&P MidCap 400 Pure Value ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010
Operations
Net Investment Income	$1,020,216	$273,834	$588,491	$532,926
Net Realized Gain on Investments	23,480,072	4,220,567	1,240,256	6,476,646
Net Change in Unrealized Appreciation (Depreciation) on Investments	(23,088,187)	14,201,445	(2,426,037)	(2,350,651)

Net Increase (Decrease) in Net Assets Resulting From Operations	1,412,101	18,695,846	(597,290)	4,658,921

Distributions To Shareholders From:
Net Investment Income	(996,112)	(285,918)	(566,319)	(526,762)

Shareholder Transactions
Proceeds From Shares Purchased	259,891,376	117,266,926	10,618,563	43,241,178
Value of Shares Purchased through Dividend Reinvestments	—	1,529	—	2,368
Value of Shares Redeemed	(141,889,014)	(26,775,492)	(16,872,735)	(27,284,312)

Net Increase (Decrease) in Net Assets Resulting From Share Transactions	118,002,362	90,492,963	(6,254,172)	15,959,234

Increase (Decrease) in Net Assets	118,418,351	108,902,891	(7,417,781)	20,091,393
NET ASSETS—Beginning of Period	147,470,405	38,567,514	43,088,745	22,997,352

NET ASSETS—End of Period(1)	$265,888,756	$147,470,405	$35,670,964	$43,088,745

(1) Including Undistributed Net Investment Income	$15,198	$—	$28,336	$6,164

Changes in Shares Outstanding:
Shares Purchased	5,700,000	3,200,000	300,000	1,400,000
Shares Purchased through Dividend Reinvestments	—	44	—	81
Shares Redeemed	(3,400,000)	(800,000)	(550,000)	(950,000)
Shares Outstanding, Beginning of Period	3,650,299	1,250,255	1,400,499	950,418

Shares Outstanding, End of Period	5,950,299	3,650,299	1,150,499	1,400,499

See Notes to Financial Statements.

ANNUAL REPORT      43

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Rydex S&P MidCap 400		Rydex S&P SmallCap 600
	Pure Growth ETF		Pure Value ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010
Operations
Net Investment Income	$494,420	$48,972	$444,600	$671,866
Net Realized Gain on Investments	69,090,697	14,290,972	3,386,071	2,507,840
Net Change in Unrealized Appreciation (Depreciation) on Investments	(51,357,329)	25,139,989	849,778	(1,095,620)

Net Increase in Net Assets Resulting From Operations	18,227,788	39,479,933	4,680,449	2,084,086

Distributions To Shareholders From:
Net Investment Income	(494,945)	(89,353)	(444,287)	(707,768)

Shareholder Transactions
Proceeds From Shares Purchased	689,925,224	229,792,522	14,049,940	108,057,601
Value of Shares Purchased through Dividend Reinvestments	—	122	—	—
Value of Shares Redeemed	(346,841,356)	(85,185,473)	(43,539,405)	(130,334,749)

Net Increase (Decrease) in Net Assets Resulting From Share Transactions	343,083,868	144,607,171	(29,489,465)	(22,277,148)

Increase (Decrease) in Net Assets	360,816,711	183,997,751	(25,253,303)	(20,900,830)
NET ASSETS—Beginning of Period	292,429,261	108,431,510	87,382,911	108,283,741

NET ASSETS—End of Period(1)	$653,245,972	$292,429,261	$62,129,608	$87,382,911

(1) Including Undistributed Net Investment Income	$—	$—	$—	$—

Changes in Shares Outstanding:
Shares Purchased	8,250,000	3,550,000	350,000	2,850,000
Shares Purchased through Dividend Reinvestments	—	2	—	—
Shares Redeemed	(4,450,000)	(1,450,000)	(1,150,000)	(4,100,000)
Shares Outstanding, Beginning of Period	4,150,021	2,050,019	2,550,040	3,800,040

Shares Outstanding, End of Period	7,950,021	4,150,021	1,750,040	2,550,040

See Notes to Financial Statements.

44

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Rydex S&P SmallCap 600 Pure Growth ETF
	Year Ended	Year Ended
	October	October
	31, 2011	31, 2010
Operations
Net Investment Income	$12,081	$23,587
Net Realized Gain (Loss) on Investments	(1,667,405)	1,007,797
Net Change in Unrealized Appreciation (Depreciation) on Investments	(6,355,046)	2,751,747

Net Increase (Decrease) in Net Assets Resulting From Operations	(8,010,370)	3,783,131

Distributions To Shareholders From:
Net Investment Income	(46,996)	(25,566)

Shareholder Transactions
Proceeds From Shares Purchased	103,804,934	7,478,723
Value of Shares Redeemed	(78,204,381)	(5,851,855)

Net Increase in Net Assets Resulting From Share Transactions	25,600,553	1,626,868

Increase in Net Assets	17,543,187	5,384,433
NET ASSETS—Beginning of Period	17,329,362	11,944,929

NET ASSETS—End of Period(1)	$34,872,549	$17,329,362

(1) Including Undistributed Net Investment Income	$—	$—

Changes in Shares Outstanding:
Shares Purchased	1,950,000	200,000
Shares Redeemed	(1,650,000)	(150,000)
Shares Outstanding, Beginning of Period	400,004	350,004

Shares Outstanding, End of Period	700,004	400,004

See Notes to Financial Statements.

ANNUAL REPORT      45

FINANCIAL HIGHLIGHTS

	Rydex Russell Top 50®ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$85.16	$78.90	$76.29	$116.47	$104.15

Net Investment Income*	1.87	1.72	1.95	2.34	2.15
Net Realized and Unrealized Gain (Loss) on Investments	4.74	6.26	2.61	(40.20)	12.25

Total From Investment Operations	6.61	7.98	4.56	(37.86)	14.40

Distributions To Shareholders From:
Net Investment Income	(1.80)	(1.72)	(1.95)	(2.32)	(2.08)

Net Asset Value at End of Period	$89.97	$85.16	$78.90	$76.29	$116.47

Total Return**	7.80%	10.22%	6.35%	(32.92)%	13.96%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$454,409	$323,669	$315,662	$434,878	$681,355
Ratio To Average Net Assets Of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net Investment Income	2.08%	2.09%	2.79%	2.37%	1.96%
Portfolio Turnover Rate†	6%	9%	12%	10%	8%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
†	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

46

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Pure Value ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$25.95	$21.46	$17.98	$34.46	$32.66

Net Investment Income*	0.42	0.35	0.49	1.00	0.75
Net Realized and Unrealized Gain (Loss) on Investments	2.40	4.49	3.53	(16.44)	1.80

Total From Investment Operations	2.82	4.84	4.02	(15.44)	2.55

Distributions To Shareholders From:
Net Investment Income	(0.39)	(0.35)	(0.54)	(1.04)	(0.75)

Net Asset Value at End of Period	$28.38	$25.95	$21.46	$17.98	$34.46

Total Return**	10.84%	22.67%	23.73%	(45.76)%	7.79%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$79,550	$55,876	$30,101	$17,994	$39,635
Ratio To Average Net Assets Of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income	1.44%	1.38%	2.92%	3.63%	2.15%
Portfolio Turnover Rate†	23%	27%	45%	53%	26%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
†	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      47

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P 500 Pure Growth ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$40.40	$30.85	$24.40	$39.59	$35.30

Net Investment Income*	0.18	0.13	0.18	0.20	0.25
Net Realized and Unrealized Gain (Loss) on Investments	4.28	9.57	6.46	(15.19)	4.26

Total From Investment Operations	4.46	9.70	6.64	(14.99)	4.51

Distributions To Shareholders From:
Net Investment Income	(0.18)	(0.15)	(0.19)	(0.20)	(0.22)

Net Asset Value at End of Period	$44.68	$40.40	$30.85	$24.40	$39.59

Total Return**	11.06%	31.51%	27.41%	(38.00)%	12.79%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$265,889	$147,470	$38,568	$24,398	$63,340
Ratio To Average Net Assets Of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income	0.41%	0.37%	0.69%	0.57%	0.66%
Portfolio Turnover Rate†	21%	31%	27%	30%	24%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
†	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

48

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P MidCap 400 Pure Value ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$30.77	$24.20	$20.24	$35.76	$33.27

Net Investment Income*	0.41	0.36	0.59	0.87	0.82
Net Realized and Unrealized Gain (Loss) on Investments	0.22	6.57	3.92	(15.54)	2.48

Total From Investment Operations	0.63	6.93	4.51	(14.67)	3.30

Distributions To Shareholders From:
Net Investment Income	(0.40)	(0.36)	(0.55)	(0.84)	(0.81)

Net Asset Value at End of Period	$31.00	$30.77	$24.20	$20.24	$35.76

Total Return**	2.03%	28.75%	23.32%	(41.75)%	9.94%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$35,671	$43,089	$22,997	$10,126	$21,458
Ratio To Average Net Assets Of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income	1.22%	1.20%	2.90%	2.87%	2.28%
Portfolio Turnover Rate†	49%	35%	57%	64%	46%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
†	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      49

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P MidCap 400 Pure Growth ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$70.46	$52.89	$39.10	$59.75	$50.10

Net Investment Income*	0.07	0.02	0.09	0.02	0.33
Net Realized and Unrealized Gain (Loss) on Investments	11.72	17.59	13.79	(20.63)	9.73

Total From Investment Operations	11.79	17.61	13.88	(20.61)	10.06

Distributions To Shareholders From:
Net Investment Income	(0.08)	(0.04)	(0.09)	(0.04)	(0.27)
Net Realized Gains	—	—	—	—	(0.14)

Total Distributions	(0.08)	(0.04)	(0.09)	(0.04)	(0.41)

Net Asset Value at End of Period	$82.17	$70.46	$52.89	$39.10	$59.75

Total Return**	16.73%	33.32%	35.59%	(34.52)%	20.17%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$653,246	$292,429	$108,432	$17,596	$20,914
Ratio To Average Net Assets Of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income	0.09%	0.03%	0.19%	0.04%	0.60%
Portfolio Turnover Rate†	45%	51%	29%	52%	53%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
†	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

50

FINANCIAL HIGHLIGHTS (continued)

	Rydex S&P SmallCap 600 Pure Value ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$34.27	$28.50	$23.21	$37.38	$40.13

Net Investment Income*	0.20	0.20	0.32	0.79	0.74
Net Realized and Unrealized Gain (Loss) on Investments	1.23	5.78	5.29	(14.26)	(2.85)

Total From Investment Operations	1.43	5.98	5.61	(13.47)	(2.11)

Distributions To Shareholders From:
Net Investment Income	(0.20)	(0.21)	(0.32)	(0.70)	(0.62)
Net Realized Gains	—	—	—	—	(0.02)

Total Distributions	(0.20)	(0.21)	(0.32)	(0.70)	(0.64)

Net Asset Value at End of Period	$35.50	$34.27	$28.50	$23.21	$37.38

Total Return**	4.16%	21.07%	25.00%	(36.48)%	(5.38)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$62,130	$87,383	$108,284	$25,527	$22,426
Ratio To Average Net Assets Of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income	0.53%	0.60%	1.18%	2.57%	1.78%
Portfolio Turnover Rate†	76%	62%	43%	50%	37%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
†	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

ANNUAL REPORT      51

FINANCIAL HIGHLIGHTS (concluded)

	Rydex S&P SmallCap 600 Pure Growth ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$43.32	$34.13	$29.03	$44.92	$39.10

Net Investment Income*	0.02	0.06	0.06	0.17	—
Net Realized and Unrealized Gain (Loss) on Investments	6.57	9.18	5.13	(15.87)	5.84

Total From Investment Operations	6.59	9.24	5.19	(15.70)	5.84

Distributions To Shareholders From:
Net Investment Income	(0.09)	(0.05)	(0.09)	(0.19)	(0.02)

Net Asset Value at End of Period	$49.82	$43.32	$34.13	$29.03	$44.92

Total Return**	15.22%	27.11%	17.93%	(35.05)%	14.93%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$34,873	$17,329	$11,945	$7,257	$11,229
Ratio To Average Net Assets Of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income	0.03%	0.14%	0.21%	0.44%	0.00%
Portfolio Turnover Rate†	33%	55%	46%	63%	51%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
†	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

52

NOTES TO FINANCIAL STATEMENTS	October 31, 2011

1.	ORGANIZATION

Rydex ETF Trust (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2011, the Trust offers twenty-seven portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following Funds: Rydex Russell Top 50® ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF. Rydex Russell Top 50® ETF commenced operations on May 4, 2005. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006.

The Funds’ investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”). The Rydex Russell Top 50® ETF tracks the Russell Top 50® Index. The Rydex S&P 500 Pure Value ETF tracks the S&P 500 Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500 Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400 Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400 Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600 Pure Value Index and the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600 Pure Growth Index. The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds’ financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A.	Security Valuation

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Security Investors, LLC, an affiliated entity, which acts as the Funds’ investment advisor (the “Advisor”), in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B.	Security Transactions and Income Recognition

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

ANNUAL REPORT      53

NOTES TO FINANCIAL STATEMENTS (continued)

C.	Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Security Global Investors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Security Global Investors, liquidity or other considerations so warrant. For the year ended October 31, 2011, the Funds had not engaged in repurchase agreement transactions.

D.	Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2008 — 2011), and has concluded that no provision for income tax was required in the Funds’ financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for in-kind redemptions, distributions in excess of current year earnings, excise taxes paid, income reclassifications from REITs and losses deferred due to wash sales.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund will be seen on the treatment of capital loss carryforwards.

Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or NAV. The most significant of these adjustments are for net capital gains resulting from in-kind redemptions, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund

54

NOTES TO FINANCIAL STATEMENTS (continued)

shareholders, or equalization or net capital losses resulting from in-kind redemptions which are reclassified to paid-in-capital. For the year ended October 31, 2011, the adjustments for the Funds were as follows:

		Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)

Rydex Russell Top 50® ETF	$3,030,473	$—	$(3,030,473)
Rydex S&P 500 Pure Value ETF	299,291	(1,360)	(297,931)
Rydex S&P 500 Pure Growth ETF	18,256,707	(8,906)	(18,247,801)
Rydex S&P MidCap 400 Pure Value ETF	(86,334)	—	86,334
Rydex S&P MidCap 400 Pure Growth ETF	69,015,490	525	(69,016,015)
Rydex S&P SmallCap 600 Pure Value ETF	1,826,181	(313)	(1,825,868)
Rydex S&P SmallCap 600 Pure Growth ETF	(2,782,732)	34,915	2,747,817

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended October 31, 2011, the following capital loss carryforward amounts expired or were used to offset current year net realized capital gains:

Rydex Russell Top 50® ETF	$—
Rydex S&P 500 Pure Value ETF	807,960
Rydex S&P 500 Pure Growth ETF	5,326,860
Rydex S&P MidCap 400 Pure Value ETF	1,332,917
Rydex S&P MidCap 400 Pure Growth ETF	2,005,241
Rydex S&P SmallCap 600 Pure Value ETF	1,580,093
Rydex S&P SmallCap 600 Pure Growth ETF	1,043,259

A summary of the expiration of the capital loss carryforward is as follows:

	2013	2014	2015	2016	2017	2018	2019

Rydex Russell Top 50® ETF	$88,468	$675,404	$618,363	$32,651,414	$51,313,952	$10,584,384	$3,619,667
Rydex S&P 500 Pure Value ETF	—	—	—	—	8,057,414	—	—
Rydex S&P 500 Pure Growth ETF	—	—	—	—	2,288,071	138,571	—
Rydex S&P MidCap 400 Pure Value ETF	—	—	—	—	2,758,055	—	—
Rydex S&P MidCap 400 Pure Growth ETF	—	—	—	—	—	—	—
Rydex S&P SmallCap 600 Pure Value ETF	—	—	—	2,553,568	9,954,238	8,325,244	—
Rydex S&P SmallCap 600 Pure Growth ETF	—	—	—	—	800,259	46,873	—

The tax character of distributable earnings (accumulated losses) at October 31, 2011 was as follows:

	Undistributed	Undistributed		Unrealized
	Ordinary	Long Term	Capital Loss	Appreciation
	Income	Capital Gain	Carryfoward	(Depreciation)

Rydex Russell Top 50® ETF	$790,411	$—	$(99,551,652)	$(25,740,457)
Rydex S&P 500 Pure Value ETF	81,520	—	(8,057,414)	(5,666,724)
Rydex S&P 500 Pure Growth ETF	15,198	—	(2,426,642)	(8,040,799)
Rydex S&P MidCap 400 Pure Value ETF	28,336	—	(2,758,055)	(3,654,369)
Rydex S&P MidCap 400 Pure Growth ETF	—	—	—	(25,584,603)
Rydex S&P SmallCap 600 Pure Value ETF	—	—	(20,833,050)	(10,680,109)
Rydex S&P SmallCap 600 Pure Growth ETF	—	—	(847,132)	(4,180,912)

Differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments relate to tax deferral of losses on wash sales and estimated return of capital payments on REITs. Any undistributed ordinary income or long-term capital gain remaining at fiscal year-end is distributed in the following year.

The tax character of distributions paid during 2011 was as follows:

Ordinary
Income

Rydex Russell Top 50® ETF	$7,603,764
Rydex S&P 500 Pure Value ETF	1,211,677
Rydex S&P 500 Pure Growth ETF	996,112
Rydex S&P MidCap 400 Pure Value ETF	566,319
Rydex S&P MidCap 400 Pure Growth ETF	494,945
Rydex S&P SmallCap 600 Pure Value ETF	444,287
Rydex S&P SmallCap 600 Pure Growth ETF	46,996

ANNUAL REPORT      55

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during 2010 was as follows:

Ordinary
Income

Rydex Russell Top 50® ETF	$6,973,425
Rydex S&P 500 Pure Value ETF	867,443
Rydex S&P 500 Pure Growth ETF	285,918
Rydex S&P MidCap 400 Pure Value ETF	526,762
Rydex S&P MidCap 400 Pure Growth ETF	89,353
Rydex S&P SmallCap 600 Pure Value ETF	707,768
Rydex S&P SmallCap 600 Pure Growth ETF	25,566

E.	Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short-term securities with maturities of 60 days or less, including repurchase agreements.

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended October 31, 2011, there were no securities transferred between any Levels.

The following table summarizes the inputs used to value the Funds’ net assets as of October 31, 2011:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	in Securities	in Securities	in Securities	Total

Rydex Russell Top 50® ETF	$453,836,975	$—	$—	$453,836,975
Rydex S&P 500 Pure Value ETF	79,511,538	—	—	79,511,538
Rydex S&P 500 Pure Growth ETF	265,867,413	—	—	265,867,413
Rydex S&P MidCap 400 Pure Value ETF	35,619,205	—	—	35,619,205
Rydex S&P MidCap 400 Pure Growth ETF	653,317,130	—	—	653,317,130
Rydex S&P SmallCap 600 Pure Value ETF	62,172,599	2,795	—	62,175,394
Rydex S&P SmallCap 600 Pure Growth ETF	34,877,923	—	—	34,877,923

For the year ended October 31, 2011, there were no Level 3 Investments.

F.	Dividends and Distributions

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G.	Risks and Uncertainties

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such

56

NOTES TO FINANCIAL STATEMENTS (continued)

changes could materially affect amounts reported in the financial statements. The Rydex Russell Top 50® ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H.	Risk Disclosure

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.	ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee

Rydex Russell Top 50® ETF	0.20%
Rydex S&P 500 Pure Value ETF	0.35%
Rydex S&P 500 Pure Growth ETF	0.35%
Rydex S&P MidCap 400 Pure Value ETF	0.35%
Rydex S&P MidCap 400 Pure Growth ETF	0.35%
Rydex S&P SmallCap 600 Pure Value ETF	0.35%
Rydex S&P SmallCap 600 Pure Growth ETF	0.35%

The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to Rydex Distributors, LLC, an affiliated entity, (the “Distributor”) and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.	CAPITAL

At October 31, 2011, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to

ANNUAL REPORT      57

NOTES TO FINANCIAL STATEMENTS (continued)

equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Minimum
Transaction Fee

Rydex Russell Top 50® ETF	$500
Rydex S&P 500 Pure Value ETF	1,000
Rydex S&P 500 Pure Growth ETF	1,000
Rydex S&P MidCap 400 Pure Value ETF	750
Rydex S&P MidCap 400 Pure Growth ETF	750
Rydex S&P SmallCap 600 Pure Value ETF	1,000
Rydex S&P SmallCap 600 Pure Growth ETF	1,000

5.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2011, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions

Rydex Russell Top 50® ETF	$145,688,904	$33,736,738
Rydex S&P 500 Pure Value ETF	60,688,325	35,946,682
Rydex S&P 500 Pure Growth ETF	252,908,380	134,967,300
Rydex S&P MidCap 400 Pure Value ETF	10,606,700	16,844,730
Rydex S&P MidCap 400 Pure Growth ETF	684,982,027	342,684,028
Rydex S&P SmallCap 600 Pure Value ETF	14,034,153	43,449,302
Rydex S&P SmallCap 600 Pure Growth ETF	103,853,870	78,252,468

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales

Rydex Russell Top 50® ETF	$21,436,240	$21,338,452
Rydex S&P 500 Pure Value ETF	25,526,491	20,677,804
Rydex S&P 500 Pure Growth ETF	53,887,874	78,514,805
Rydex S&P MidCap 400 Pure Value ETF	23,463,837	23,202,552
Rydex S&P MidCap 400 Pure Growth ETF	301,509,361	255,785,238
Rydex S&P SmallCap 600 Pure Value ETF	63,609,448	65,075,786
Rydex S&P SmallCap 600 Pure Growth ETF	14,838,624	12,749,679

There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2011.

At October 31, 2011, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

		Gross	Gross
	Identified	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	(Depreciation)

Rydex Russell Top 50® ETF	$479,577,432	$39,168,066	$(64,908,523)	$(25,740,457)
Rydex S&P 500 Pure Value ETF	85,178,262	3,908,778	(9,575,502)	(5,666,724)
Rydex S&P 500 Pure Growth ETF	273,908,212	16,041,765	(24,082,564)	(8,040,799)
Rydex S&P MidCap 400 Pure Value ETF	39,273,574	1,865,514	(5,519,883)	(3,654,369)
Rydex S&P MidCap 400 Pure Growth ETF	678,901,733	33,967,456	(59,552,059)	(25,584,603)
Rydex S&P SmallCap 600 Pure Value ETF	72,855,503	4,232,156	(14,912,265)	(10,680,109)
Rydex S&P SmallCap 600 Pure Growth ETF	39,058,835	1,206,069	(5,386,981)	(4,180,912)

58

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex Russell Top 50® ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, and Rydex S&P SmallCap 600 Pure Growth ETF (seven of the series constituting the Rydex ETF Trust) (the “Funds”) as of October 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
December 23, 2011

ANNUAL REPORT      59

SUPPLEMENTAL INFORMATION (Unaudited)

Federal Income Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Funds during the year ended October 31, 2011:

	Dividend	Long Term	Qualified
	Received	Capital Gains	Income
	Deduction	Distribution	Distribution

Rydex Russell Top 50® ETF	100.00%	$—	$8,487,565
Rydex S&P 500 Pure Value ETF	100.00%	—	1,574,935
Rydex S&P 500 Pure Growth ETF	100.00%	—	1,707,893
Rydex S&P MidCap 400 Pure Value ETF	100.00%	—	724,701
Rydex S&P MidCap 400 Pure Growth ETF	11.81%	—	2,098,381
Rydex S&P SmallCap 600 Pure Value ETF	100.00%	—	695,746
Rydex S&P SmallCap 600 Pure Growth ETF	100.00%	—	141,039

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2011 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust’s Form N-PX on the SEC’s website at, http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

Office Locations

The offices of Security Global Investors, LLC can be found in the following locations:

40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Funds’ investment adviser (the “Investment Adviser”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals.

60

SUPPLEMENTAL INFORMATION (Unaudited) (continued)

The Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The parties expect the Transaction to be completed in late 2011 or early 2012. However, it is subject to various conditions, and could be delayed or even terminated due to unforeseen circumstances.

In anticipation of the Transaction, the Boards of Trustees of the Funds (the “Boards”) have called special meetings of shareholders (the “Meetings”), at which shareholders of record of each of the Funds as of October 3, 2011 (October 13, 2011 with respect to the Funds that are series of Rydex ETF Trust) will be asked to consider the approval of new investment advisory agreements between the Funds and the Investment Adviser (the “New Advisory Agreements”). This is necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Funds’ current investment advisory agreements with the Investment Adviser (the “Current Agreements”). The terms of the New Agreements are substantially identical to the corresponding Current Agreements, except with respect to the date of execution.

Board Considerations in Approving the Investment Advisory Agreement

At an in-person meeting of the Rydex ETF Trust’s Board of Trustees held August 16-17, 2011, called for the purpose of, among other things, voting on the approval of investment advisory agreement applicable to the series of the Trust (collectively, the “Funds”), the Trust’s Board of Trustees, including the independent Trustees, unanimously approved the investment advisory agreement between the Trust and Security Investors, LLC (referred to herein as the “Adviser”).

At the meeting of August 16-17, 2011, the Trust’s Board of Trustees also considered a new investment advisory agreement that was required as a result of a proposed change in the corporate ownership structure of the Adviser (the “Transaction”). The Investment Company Act of 1940 (the “1940 Act”), the law that regulates mutual funds, including the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a “change in control” of the investment adviser. The change in the corporate ownership structure of the Adviser could potentially be deemed to constitute a “change in control” (as this term is used for regulatory purposes) of the Adviser. Before an investment advisory agreement terminates, a new investment advisory agreement must be in effect in order for the investment adviser to continue to manage the fund’s investments. For that reason, the Board of Trustees was asked to approve a new investment advisory agreement for the Funds.

At the meeting of August 16-17, 2011, the Board considered the new investment advisory agreement, pursuant to which, subject to approval by each Fund’s shareholders, the Adviser would continue to serve each Fund as investment adviser after the completion of the Transaction. At a special meeting of the Board held on September 14, 2011, the Board considered further information about the Transaction and voted in favor of the new investment advisory agreement.

In reaching the conclusion to approve the investment advisory agreement, the Trustees requested and obtained from the Adviser such information as the Trustees deemed reasonably necessary to evaluate the proposed agreement. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.

Prior to the Board meetings in August and September 2011, representatives of Guggenheim Capital informed the Board of the Transaction. With respect to the Transaction, the Board reviewed materials received from Guggenheim Capital, including information relating to the terms of the Transaction. The Board also reviewed information regarding Guggenheim Capital, including, but not limited to: (a) certain representations concerning Guggenheim Capital’s financial condition, (b) information regarding the new proposed ownership structure and its possible effect on shareholders, (c) information regarding the consideration to be paid by Guggenheim Capital, and (d) potential conflicts of interest.

In considering the new investment advisory agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of their shareholders. The Board, including the independent Trustees, unanimously approved the new agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the current investment advisory agreement at the Board meeting of August 16-17, 2011. The Trustees noted that, at the meeting, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable mutual funds. They also considered the evolution of the Rydex|SGI family of funds and the Adviser since the change in control of the Investment Adviser in 2010 and Guggenheim Capital’s commitment to the success of the Adviser and the Funds.

In addition, as a part of their required consideration of the renewal of the current investment advisory agreement at the meeting of August 16-17, 2011, the Trustees, including the independent Trustees, had evaluated a number of considerations, including among

ANNUAL REPORT      61

SUPPLEMENTAL INFORMATION (Unaudited) (continued)

others: (a) the quality of the Advisers’ investment advisory and other services; (b) the Advisers’ investment management personnel; (c) the Advisers’ operations and financial condition; (d) the Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Advisers charge compared with the fees charged to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisers’ profitability from its Fund-related operations; (h) the Advisers’ compliance systems; (i) the Advisers’ policies on and compliance procedures for personal securities transactions; (j) the Advisers’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Based on the Board’s deliberations at the meetings of August 16-17, 2011 and September 14, 2011, and its evaluation of the information regarding the Transaction and the fact that the Transaction is not expected to change the level and quality of services rendered by the Adviser to any of the Funds, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the current and new investment advisory agreement are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve the current investment advisory agreement and, subject to shareholder approval, the new investment advisory agreement, based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser. At the meeting of August 16-17, 2011, the Board reviewed the scope of services to be provided by the Adviser under the current investment advisory agreement and, at the meetings of August 16-17, 2011 and September 14, 2011, noted that there would be no significant differences between the scope of services required to be provided by the Adviser under the current investment advisory agreement and the scope of services required to be provided by the Adviser under the new investment advisory agreement. The Board noted that the key investment and management personnel of the Adviser servicing the Funds are expected to remain the same following the Transaction. The Trustees also considered Guggenheim Capital’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the meeting of August 16-17, 2011, the Board had reviewed statistical information prepared by the Adviser regarding the expense ratio components and performance of each Fund. Based on the representations made by Guggenheim Capital at the meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the meeting of August 16-17, 2011, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current investment advisory agreement. At that meeting, the Board had also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser. At the Board meeting, the Board considered the fact that the fee rates payable to the Adviser would be the same under each Fund’s new investment advisory agreement as they are under such Fund’s current agreement. With respect to anticipated profitability, the Board noted that it was too early to predict how the Transaction would affect the Adviser’s profitability with respect to the Funds, but noted that this matter would be given further consideration on an ongoing basis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the meeting of August 16-17, 2011, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change under the new investment advisory agreement, and that no additional economies of scale would be directly realized as a result of the Transaction. They also noted that they will have the opportunity to again review the appropriateness of the fees payable to the Adviser under the new agreement when the renewal of the new agreement comes before the Board.

•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the distribution services performed by the Funds’ Distributor under a separate agreement at the meeting of August 16-17, 2011. The Board reviewed information regarding potential economies of scale arising from the integration of the asset management businesses of Guggenheim Capital. The Board also considered the terms of the Transaction and the changes to the corporate ownership structure of the Adviser, noting that the Adviser would no longer be a subsidiary of Security Benefit Corporation. In this regard, the Board noted that, under the corporate structure after the Transaction, the Adviser would be more closely controlled by Guggenheim Capital, which could

62

SUPPLEMENTAL INFORMATION (Unaudited) (concluded)

benefit Guggenheim Capital. The Board also noted that the costs associated with the Transaction would be borne by Guggenheim Capital (or its affiliates) and not the Funds.

On the basis of the information provided to it and its evaluation of that information, the Board, including the independent Trustees, concluded that the terms of the investment advisory and investment sub-advisory agreements for the Funds were reasonable, and that approval of the current and new investment advisory agreement was in the best interests of the Funds.

ANNUAL REPORT      63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other Trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Corey A. Colehour Trustee (1945)	Rydex Series Funds – 1993 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; Member of the Audit and Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton Trustee (1941)	Rydex Series Funds – 1995 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret Trustee, Chairman of the Board (1940)	Rydex Series Funds – 1997 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller Trustee, Vice Chairman of the Board (1940)	Rydex Series Funds – 2005 Rydex Variable Trust – 2005 Rydex Dynamic Funds – 2005 Rydex ETF Trust – 2005	150

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

Thomas F. Lydon, Jr. Trustee (1960)	Rydex Series Funds – 2005 Rydex Variable Trust – 2005 Rydex Dynamic Funds – 2005 Rydex ETF Trust – 2005	150

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville Trustee (1942)	Rydex Series Funds – 1997 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present);Member of the Audit Committee (1997 to present)

Roger Somers Trustee (1944)	Rydex Series Funds – 1993 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

64

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and
Year of Birth	Principal Occupations During Past Five Years

Richard M. Goldman* President (1961)	Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President and Manager Representative, Security Investors, LLC; CEO and Manager, Rydex Holdings, LLC; CEO, President and Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; President and Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Previous: Director, First Security Benefit Life Insurance Company (2007-2010); President and Director, Security Global Investors (2010-2011); CEO and Director, Rydex Advisors, LLC and Rydex Advisor II, LLC (2010); Director, Security Distributors, Inc. (2007-2009); Managing Member, R M Goldman Partners, LLC (2006-2007)

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President and Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) and Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

ANNUAL REPORT      65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and
Year of Birth	Principal Occupations During Past Five Years

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Current: Chief Compliance Officer and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; Senior Vice President and Chief Compliance Officer, Security Investors, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006)

Keith A. Fletcher* Vice President (1958)	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); Brecek and Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap l Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Security Global Investors.

Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”)

Our Commitment to You

When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone — whether it is your personal information or if you are a current or former Rydex|SGI client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies” — tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies.

We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

805 KING FARM BLVD
SUITE 600
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com

ETF2-ANN-1011X1012

October 31, 2011
RYDEX ETF TRUST ANNUAL REPORT

RYDEX 2x S&P 500 ETF
RYDEX INVERSE 2x S&P 500 ETF

ANNUAL REPORT      1

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

FEES AND EXPENSES	5

PREMIUM AND DISCOUNT INFORMATION	6

MANAGER’S ANALYSIS	8

PORTFOLIO SUMMARY	9

SCHEDULES OF INVESTMENTS	11

STATEMENTS OF ASSETS AND LIABILITIES	18

STATEMENTS OF OPERATIONS	19

STATEMENTS OF CHANGES IN NET ASSETS	20

FINANCIAL HIGHLIGHTS	21

NOTES TO FINANCIAL STATEMENTS	23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	30

SUPPLEMENTAL INFORMATION	31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	34

RYDEX|SGI PRIVACY POLICIES	37

2

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

The U.S. and European debt crises weighed down equity markets in the fall of 2011, but not enough to offset strong performance in the first half of the period that was spurred by the Fed’s quantitative easing (QE) program and a belief that the economic recovery was gaining traction. The broad market S&P 500 Index returned 8.09% over the 12 months ended October 31, 2011.

To achieve that performance, investors had to shrug off natural disasters, Mid East uprisings, volatile oil prices and sovereign debt issues. QEII ended in June, then Congress wrangled over the debt ceiling, and that led to the U.S. losing its triple-A debt rating in August.

As with many countries, the central bank of the U.S. was a major factor in the markets for most of the past year. Late in the third quarter, the Fed chairman said the “recovery is close to faltering,” and there was a risk of another recession unless the government took steps to increase growth. Recessionary fears plagued U.S. markets throughout the past 12 months, driven by weak housing demand despite record-low mortgage rates, consumer confidence that has ebbed for several months and job creation insufficient to keep up with population growth.

Recession was also a threat in Europe, as high unemployment and austerity measures weigh on weaker members of the euro zone, with a knock-on effect for the continent’s growth engines of Germany and France. A rising number of investors are bracing for an orderly default of Greece that may prevent financial problems from spreading to other weak countries or to banks, and stabilize the euro. Even though they were not at the eye of the sovereign debt storm, many emerging market economies also began weakening over the summer, fearing global recession and financial contagion. Investors are especially concerned about the stability of China’s banking system and whether inflation will ebb along with slowing growth.

While the market forces play out, many investors have been driven to the sidelines or to safe havens, including gold, which reached a high of near $1,900 an ounce in August, and the dollar. Further upward moves in the dollar are expected if the world economy continues to sputter. Sluggish economic data, concern over European financial weakness and the Fed’s policy efforts also drove investors into U.S. government debt over the course of 2011, driving up the price of debt maturing in 10 years or more, leading to historic low yields.

As we prepare for 2012, markets continue to be affected by consumer confidence, which remains low, and the unemployment rate, which remains high. Helping matters is lower inflation expectations, good retail sales, sound corporate balance sheets and manufacturing gauges that are improving, albeit slightly. The Fed remains accommodative and the Treasury yield curve is steep. A rebound in GDP to around 2% in the third quarter, fuel prices lower than in the spring and a stronger automotive sector may be enough to keep the U.S. recovery on course, even if modest, and counterbalance difficulties in Europe and Asia.

We are proud of the growth of ETF assets at Rydex|SGI, from $3.6 billion to $5.2 billion (about 44%) over the 12 months ended October 31, 2011, despite troubled markets. According to the Investment Company Institute (ICI), assets in ETFs in the U.S. were more than $1 trillion1 in October, up about 14% from the year earlier. There are now more than 1,000 ETFs in the U.S., 8 of them launched by Rydex|SGI in the past 12 months.

In September, Guggenheim Partners announced it is expanding its investment management capabilities under a single brand called Guggenheim Investments. This marks an alignment of several complementary acquisitions, including Rydex|SGI, into Guggenheim’s existing investment management business. Upon the change of ownership of Rydex|SGI, expected to be complete in Q1 2012, Guggenheim Investments will have total assets exceeding $115 billion,* with nearly 150 investment professionals. Guggenheim Investments will offer clients investment competencies across all major asset classes, including fixed income, equities and alternatives. In addition, with the integration of Rydex|SGI, Guggenheim Investments is projected to be included in the top ten of largest ETF providers globally**.

  1  ICI Exchange Traded Fund Assets, October 2011
 *  Asset figure is based upon the best available information as of 9/30/2011 and consists of assets under management and serviced assets of the various asset managers comprising Guggenheim Investments.
 ** Figures are comprised of Guggenheim Funds Investment Advisors, LLC, Claymore Investment, Inc. and Security Investors, LLC. ETF ranking based on BlackRock Global ETF report as of 9/30/2011 and Guggenheim analysis. Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      3

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Michael Byrum

The opinions and forecasts expressed are those of Michael Byrum as of 10/31/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

S&P 500® Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

4

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund’s Net Asset Value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund	Fund	Fund
	Level	Performance	Expectation	NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.00%	9.00%	$10.90	9.00%	In Line
Day 2	99	(6.60)%	(9.90)%	$9.82	(9.90)%	In Line
Cumulative		(1.00)%	(1.50)%		(1.80)%	(0.30)%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

ANNUAL REPORT      5

FEES AND EXPENSES

Shareholder Expense Example
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2011 and held for the six months ended October 31, 2011.

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
		Account	Account	Paid During
	Expense	Value	Value	Six-Month Period*
Actual	Ratio	04/30/11	10/31/11	04/30/11 to 10/31/11
Rydex 2x S&P 500 ETF	0.71%	$1,000.00	$825.40	$3.27
Rydex Inverse 2x S&P 500 ETF	0.71%	$1,000.00	$1,028.80	$3.63
Hypothetical (assuming a 5% return before expenses)
Rydex 2x S&P 500 ETF	0.71%	$1,000.00	$1,021.63	$3.62
Rydex Inverse 2x S&P 500 ETF	0.71%	$1,000.00	$1,021.63	$3.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

6

PREMIUM AND DISCOUNT INFORMATION (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund’s Net Asset Value per share (“NAV”). The NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to October 31, 2011.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

PREMIUM/DISCOUNT TABLE

	Number of Days

	Rydex 2x	Rydex Inverse 2x
Premium/Discount Range	S&P 500 ETF	S&P 500 ETF

Greater than 30%	0	0
Between 10.01% and 30%	0	0
Between 8.01% and 10%	0	0
Between 3.01% and 8%	7	2
Between 1.01% and 3%	17	12
Between .51% and 1%	41	36
Between .26% and .5%	45	43
Between 0% and .25%	369	624
Between -0.01% and -0.25%	687	491
Between -0.26% and -0.5%	74	40
Between -0.51% and -1%	30	20
Between -1.01% and -3%	17	16
Between -3.01% and -8%	1	4
Between -8.01% and -10%	0	0
Between -10.01% and -30%	0	0
Less Than -30%	0	0

Total	1,288	1,288

ANNUAL REPORT      7

PREMIUM AND DISCOUNT INFORMATION (Unaudited) (concluded)

	Percentage of Total Days

	Rydex 2x	Rydex Inverse 2x
Premium/Discount Range	S&P 500 ETF	S&P 500 ETF

Greater than 30%	0.00%	0.00%
Between 10.01% and 30%	0.00%	0.00%
Between 8.01% and 10%	0.00%	0.00%
Between 3.01% and 8%	0.54%	0.15%
Between 1.01% and 3%	1.32%	0.93%
Between .51% and 1%	3.18%	2.80%
Between .26% and .5%	3.49%	3.34%
Between 0% and .25%	28.65%	48.45%
Between -0.01% and -0.25%	53.34%	38.12%
Between -0.26% and -0.5%	5.75%	3.11%
Between -0.51% and -1%	2.33%	1.55%
Between -1.01% and -3%	1.32%	1.24%
Between -3.01% and -8%	0.08%	0.31%
Between -8.01% and -10%	0.00%	0.00%
Between -10.01% and -30%	0.00%	0.00%
Less Than -30%	0.00%	0.00%

Total	100.00%	100.00%

8

RYDEX 2x S&P 500 ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex 2x S&P 500 ETF (RSU) maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Total Return Index*. Rydex 2x S&P 500 ETF returned 10.36%, while the S&P 500 Total Return Index had performance of 8.09% over the same time period. The biggest performance contributors to the index during the period were the Energy and Information Technology sectors. Financials was the sector detracting the most from performance.

The broad U.S. stock market, as represented by the S&P 500 Index, had solid if uneven performance over the year ended October 31, 2011. After a strong first six months of the period, the index slipped in the second and third quarters of 2011, and then finished its fiscal year with its best monthly gain in 20 years. The U.S. Federal Reserve has been a major factor in the markets over the past 12 months, remaining accommodative through quantitative easing programs and vowing to keep interest rates near zero for the next two years. Retail sales are growing smartly, fuel prices remain relatively low and attractive mortgage rates are permitting modest refinancing activity. Although job creation remains slow, the U.S. economy appears to be gaining momentum, expanding at an annual rate of 2.0% in the third quarter, which is helping to keep the recovery on course and counterbalancing difficulties in Europe and Asia.

In order to gain leveraged exposure in the S&P 500 Index, the Rydex 2x S&P 500 ETF employs as its investment strategy a program of engaging in investing in leveraged derivative instruments, such as equity index swaps and futures contracts on stock indices. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*The S&P 500 Total Return Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis.

Cumulative Fund Performance: November 5, 2007 – October 31, 2011

	Rydex 2x	S&P 500
	S&P 500	Total Return
	ETF	Index
11/5/2007	10000	10000
11/30/2007	9685	9879
12/31/2007	9484	9811
1/31/2008	8286	9222
2/29/2008	7716	8923
3/31/2008	7600	8884
4/30/2008	8315	9317
5/31/2008	8494	9438
6/30/2008	7081	8642
7/31/2008	6914	8569
8/31/2008	7076	8693
9/30/2008	5764	7919
10/31/2008	3732	6589
11/30/2008	3086	6116
12/31/2008	3070	6181
1/31/2009	2537	5660
2/28/2009	2002	5057
3/31/2009	2307	5500
4/30/2009	2755	6027
5/31/2009	3059	6364
6/30/2009	3047	6377
7/31/2009	3507	6859
8/31/2009	3757	7107
9/30/2009	4030	7372
10/31/2009	3863	7235
11/30/2009	4330	7669
12/31/2009	4490	7817
1/31/2010	4159	7536
2/28/2010	4409	7769
3/31/2010	4950	8238
4/30/2010	5094	8368
5/31/2010	4275	7700
6/30/2010	3814	7297
7/31/2010	4349	7808
8/31/2010	3953	7455
9/30/2010	4673	8121
10/31/2010	5027	8430
11/30/2010	5013	8431
12/31/2010	5700	8994
1/31/2011	5961	9208
2/28/2011	6367	9523
3/31/2011	6350	9527
4/30/2011	6721	9809
5/31/2011	6559	9698
6/30/2011	6320	9536
7/31/2011	6047	9342
8/31/2011	5298	8835
9/30/2011	4548	8214
10/31/2011	5547	9111

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

			Since Inception
	One Year	Three Year	(11/05/2007)

Rydex 2x S&P 500 ETF	10.36%	14.13%	-13.73%
S&P 500 Total Return Index	8.09%	11.41%	-2.31%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      9

RYDEX 2x S&P 500 ETF

PORTFOLIO SUMMARY (Unaudited)	As of October 31, 2011

Top 10 Holdings*

Description	% of Net Assets

EXXON MOBIL CORP.	2.72%
APPLE, INC.	2.68%
INTERNATIONAL BUSINESS MACHINES CORP.	1.58%
CHEVRON CORP.	1.51%
MICROSOFT CORP.	1.42%
GENERAL ELECTRIC CO.	1.27%
JOHNSON & JOHNSON, INC.	1.26%
PROCTER & GAMBLE CO.(THE)	1.26%
AT&T, INC.	1.24%
COCA-COLA CO.(THE)	1.12%

Sector Allocations*

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s investments market value. These percentages may change over time.

10

RYDEX INVERSE 2x S&P 500 ETF
MANAGER’S ANALYSIS (Unaudited)

For the one-year period ended October 31, 2011, Rydex Inverse 2x S&P 500 ETF (RSW) achieved a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Total Return Index*. Rydex Inverse 2x S&P 500 ETF delivered a total return of -25.94% compared with the S&P 500, which returned 8.09%. The biggest performance contributors to the index during the period were the Energy and Information Technology sectors. Financials was the sector detracting the most from performance.

The broad U.S. stock market, as represented by the S&P 500 Index, had solid if uneven performance over the year ended October 31, 2011. After a strong first six months of the period, the index slipped in the second and third quarters of 2011, and then finished its fiscal year with its best monthly gain in 20 years. The U.S. Federal Reserve has been a major factor in the markets over the past 12 months, remaining accommodative through quantitative easing programs and vowing to keep interest rates near zero for the next two years. Retail sales are growing smartly, fuel prices remain relatively low and attractive mortgage rates are permitting modest refinancing activity. Although job creation remains slow, the U.S. economy appears to be gaining momentum, expanding at an annual rate of 2.0% in the third quarter, which is helping to keep the recovery on course and counterbalancing difficulties in Europe and Asia.

In order to gain leveraged exposure in the S&P 500 Index, the Rydex Inverse 2x S&P 500 ETF employs as its investment strategy a program of engaging in investing in leveraged derivative instruments, such as equity index swaps and futures contracts on stock indices. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*The S&P 500 Total Return Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis.

Cumulative Fund Performance: November 5, 2007 – October 31, 2011

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2011

			Since Inception
	One Year	Three Year	(11/05/2007)

Rydex Inverse 2x S&P 500 ETF	-25.94%	-33.97%	-15.40%
S&P 500 Total Return Index	8.09%	11.41%	-2.31%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.

ANNUAL REPORT      11

RYDEX 2x S&P 500 ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS 81.7%
Aerospace & Defense 2.1%
Boeing Co.(The)	4,210	$276,976
General Dynamics Corp.	2,055	131,910
Goodrich Corp.	710	87,067
Honeywell International, Inc.	4,445	232,918
L-3 Communications Holdings, Inc.	599	40,600
Lockheed Martin Corp.	1,564	118,708
Northrop Grumman Corp.	1,580	91,245
Precision Castparts Corp.	818	133,457
Raytheon Co.	2,009	88,778
Rockwell Collins, Inc.	873	48,739
Textron, Inc.	1,576	30,606
United Technologies Corp.	5,163	402,611

Total Aerospace & Defense		1,683,615

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	937	65,056
Expeditors International of Washington, Inc.	1,205	54,948
FedEx Corp.	1,801	147,376
United Parcel Service, Inc. — Class B	5,572	391,377

Total Air Freight & Logistics		658,757

Airlines 0.0%(a)
Southwest Airlines Co.	4,568	39,056

Total Airlines		39,056

Auto Components 0.2%
Goodyear Tire & Rubber Co.(The)*	1,388	19,932
Johnson Controls, Inc.	3,862	127,175

Total Auto Components		147,107

Automobiles 0.4%
Ford Motor Co.*	21,589	252,159
Harley-Davidson, Inc.	1,343	52,243

Total Automobiles		304,402

Beverages 2.1%
Beam, Inc.	878	43,400
Brown-Forman Corp. — Class B	573	42,820
Coca-Cola Co.(The)	13,045	891,234
Coca-Cola Enterprises, Inc.	1,812	48,598
Constellation Brands, Inc. — Class A*	1,048	21,191
Dr Pepper Snapple Group, Inc.	1,233	46,176
Molson Coors Brewing Co. — Class B	926	39,207
PepsiCo, Inc.	8,991	565,983

Total Beverages		1,698,609

Biotechnology 1.0%
Amgen, Inc.	5,250	300,667
Biogen Idec, Inc.*	1,378	160,344
Celgene Corp.*	2,607	169,012
Gilead Sciences, Inc.*	4,383	182,596

Total Biotechnology		812,619

Building Products 0.0%(a)
Masco Corp.	2,033	19,517

Total Building Products		19,517

Capital Markets 1.6%
Ameriprise Financial, Inc.	1,341	62,598
Bank of New York Mellon Corp.(The)	7,003	149,024
BlackRock, Inc.	570	89,940
Charles Schwab Corp.(The)	6,124	75,203
E*Trade Financial Corp.*	1,442	15,646
Federated Investors, Inc. — Class B	527	10,297
Franklin Resources, Inc.	827	88,183
Goldman Sachs Group, Inc.(The)	2,874	314,847
Invesco Ltd.	2,562	51,419
Janus Capital Group, Inc.	1,060	6,954
Legg Mason, Inc.	745	20,487
Morgan Stanley	8,434	148,776
Northern Trust Corp.	1,369	55,403
State Street Corp.	2,864	115,677
T. Rowe Price Group, Inc.	1,457	76,988

Total Capital Markets		1,281,442

Chemicals 1.8%
Air Products & Chemicals, Inc.	1,211	104,316
Airgas, Inc.	387	26,684
CF Industries Holdings, Inc.	408	66,206
Dow Chemical Co.(The)	6,711	187,103
Du Pont (E.I.) de Nemours & Co.	5,298	254,675
Eastman Chemical Co.	798	31,353
Ecolab, Inc.	1,318	70,961
FMC Corp.	407	32,108
International Flavors & Fragrances, Inc.	459	27,797
Monsanto Co.	3,038	221,014
Mosaic Co.(The)	1,573	92,115
PPG Industries, Inc.	895	77,337
Praxair, Inc.	1,717	174,567
Sherwin-Williams Co.(The)	501	41,438
Sigma-Aldrich Corp.	694	45,443

Total Chemicals		1,453,117

Commercial Banks 2.1%
BB&T Corp.	3,960	92,426
Comerica, Inc.	1,142	29,178
Fifth Third Bancorp	5,226	62,764
First Horizon National Corp.	1,498	10,471
Huntington Bancshares, Inc.	4,905	25,408
KeyCorp	5,414	38,223
M&T Bank Corp.	714	54,343
PNC Financial Services Group, Inc.	2,990	160,593
Regions Financial Corp.	7,152	28,107
SunTrust Banks, Inc.	3,050	60,177
US Bancorp	10,914	279,289
Wells Fargo & Co.	29,997	777,222
Zions Bancorp	1,047	18,176

Total Commercial Banks		1,636,377

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	602	16,013
Cintas Corp.	634	18,950
Iron Mountain, Inc.	1,154	35,693
Pitney Bowes, Inc.	1,148	23,396
R.R. Donnelley & Sons Co.	1,067	17,392
Republic Services, Inc.	1,818	51,741
Stericycle, Inc.*	489	40,871
Waste Management, Inc.	2,682	88,318

Total Commercial Services & Supplies		292,374

Communications Equipment 1.7%
Cisco Systems, Inc.	31,249	579,044
F5 Networks, Inc.*	459	47,713
Harris Corp.	683	25,783
JDS Uniphase Corp.*	1,296	15,552
Juniper Networks, Inc.*	3,028	74,095
Motorola Mobility Holdings, Inc.*	1,486	57,776
Motorola Solutions, Inc.	1,716	80,498

See Notes to Financial Statements.

12

RYDEX 2x S&P 500 ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

QUALCOMM, Inc.	9,543	$492,419
Tellabs, Inc.	2,073	8,976

Total Communications Equipment		1,381,856

Computers & Peripherals 3.9%
Apple, Inc.*	5,267	2,131,976
Dell, Inc.*	8,811	139,302
EMC Corp.*	11,732	287,552
Hewlett-Packard Co.	11,784	313,572
Lexmark International, Inc. — Class A*	450	14,265
NetApp, Inc.*	2,093	85,729
SanDisk Corp.*	1,359	68,861
Western Digital Corp.*	1,325	35,298

Total Computers & Peripherals		3,076,555

Construction & Engineering 0.1%
Fluor Corp.	987	56,111
Jacobs Engineering Group, Inc.*	725	28,130
Quanta Services, Inc.*	1,206	25,193

Total Construction & Engineering		109,434

Construction Materials 0.0%(a)
Vulcan Materials Co.	734	22,967

Total Construction Materials		22,967

Consumer Finance 0.7%
American Express Co.	5,901	298,709
Capital One Financial Corp.	2,610	119,172
Discover Financial Services	3,100	73,036
SLM Corp.	2,922	39,944

Total Consumer Finance		530,861

Containers & Packaging 0.1%
Ball Corp.	929	32,115
Bemis Co., Inc.	588	16,529
Owens-Illinois, Inc.*	933	18,735
Sealed Air Corp.	916	16,305

Total Containers & Packaging		83,684

Distributors 0.1%
Genuine Parts Co.	891	51,170

Total Distributors		51,170

Diversified Consumer Services 0.1%
Apollo Group, Inc. — Class A*	697	33,003
DeVry, Inc.	350	13,188
H&R Block, Inc.	1,737	26,559

Total Diversified Consumer Services		72,750

Diversified Financial Services 2.5%
Bank of America Corp.	57,578	393,258
Citigroup, Inc.	16,578	523,699
CME Group, Inc. — Class A	380	104,713
IntercontinentalExchange, Inc.*	417	54,160
JPMorgan Chase & Co.	22,152	770,003
Leucadia National Corp.	1,126	30,211
Moody’s Corp.	1,143	40,565
Nasdaq OMX Group, Inc.(The)*	724	18,136
NYSE Euronext	1,487	39,510

Total Diversified Financial Services		1,974,255

Diversified Telecommunication Services 2.2%
AT&T, Inc.	33,668	986,809
CenturyTel, Inc.	3,502	123,481
Frontier Communications Corp.	5,654	35,394
Verizon Communications, Inc.	16,082	594,712
Windstream Corp.	2,897	35,257

Total Diversified Telecommunication Services		1,775,653

Electric Utilities 1.6%
American Electric Power Co., Inc.	2,740	107,627
Duke Energy Corp.	7,567	154,518
Edison International	1,851	75,151
Entergy Corp.	1,004	69,447
Exelon Corp.	3,765	167,128
FirstEnergy Corp.	2,376	106,825
NextEra Energy, Inc.	2,400	135,360
Northeast Utilities	1,005	34,743
Pepco Holdings, Inc.	1,286	25,463
Pinnacle West Capital Corp.	620	28,260
PPL Corp.	3,282	96,392
Progress Energy, Inc.	1,674	87,215
Southern Co.	4,873	210,514

Total Electric Utilities		1,298,643

Electrical Equipment 0.4%
Emerson Electric Co.	4,231	203,596
Rockwell Automation, Inc.	814	55,067
Roper Industries, Inc.	546	44,280

Total Electrical Equipment		302,943

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. — Class A	965	45,828
Corning, Inc.	8,926	127,553
FLIR Systems, Inc.	908	23,880
Jabil Circuit, Inc.	1,035	21,280
Molex, Inc.	777	19,184
TE Connectivity Ltd.	2,462	87,524

Total Electronic Equipment, Instruments & Components		325,249

Energy Equipment & Services 1.7%
Baker Hughes, Inc.	2,478	143,699
Cameron International Corp.*	1,392	68,403
Diamond Offshore Drilling, Inc.	395	25,888
FMC Technologies, Inc.*	1,365	61,179
Halliburton Co.	5,225	195,206
Helmerich & Payne, Inc.	608	32,334
Nabors Industries Ltd.*	1,633	29,933
National-Oilwell Varco, Inc.	2,407	171,691
Noble Corp.	1,434	51,538
Rowan Cos., Inc.*	724	24,971
Schlumberger Ltd.	7,666	563,221

Total Energy Equipment & Services		1,368,063

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	2,487	207,043
CVS Caremark Corp.	7,641	277,368
Kroger Co.(The)	3,438	79,693
Safeway, Inc.	1,989	38,527
SUPERVALU, Inc.	1,206	9,672
Sysco Corp.	3,367	93,333
Wal-Mart Stores, Inc.	9,987	566,463

See Notes to Financial Statements.

ANNUAL REPORT      13

RYDEX 2x S&P 500 ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Walgreen Co.	5,144	$170,781
Whole Foods Market, Inc.	896	64,619

Total Food & Staples Retailing		1,507,499

Food Products 1.5%
Archer-Daniels-Midland Co.	3,840	111,130
Campbell Soup Co.	1,021	33,948
ConAgra Foods, Inc.	2,355	59,652
Dean Foods Co.*	1,043	10,138
General Mills, Inc.	3,674	141,559
H.J. Heinz Co.	1,824	97,475
Hershey Co.(The)	879	50,305
Hormel Foods Corp.	789	23,252
J.M. Smucker Co.(The)	647	49,832
Kellogg Co.	1,419	76,924
Kraft Foods, Inc. — Class A	10,034	352,996
McCormick & Co., Inc.	752	36,517
Mead Johnson Nutrition Co.	1,159	83,274
Sara Lee Corp.	3,345	59,541
Tyson Foods, Inc. — Class A	1,684	32,501

Total Food Products		1,219,044

Gas Utilities 0.1%
Nicor, Inc.	259	14,569
Oneok, Inc.	588	44,717

Total Gas Utilities		59,286

Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	3,229	177,530
Becton, Dickinson and Co.	1,235	96,614
Boston Scientific Corp.*	8,696	51,220
C.R. Bard, Inc.	492	42,287
CareFusion Corp.*	1,270	32,512
Covidien PLC	2,803	131,853
DENTSPLY International, Inc.	803	29,679
Edwards Lifesciences Corp.*	653	49,249
Intuitive Surgical, Inc.*	222	96,317
Medtronic, Inc.	6,000	208,440
St Jude Medical, Inc.	1,872	73,008
Stryker Corp.	1,875	89,831
Varian Medical Systems, Inc.*	666	39,108
Zimmer Holdings, Inc.*	1,082	56,946

Total Health Care Equipment & Supplies		1,174,594

Health Care Providers & Services 1.7%
Aetna, Inc.	2,119	84,251
AmerisourceBergen Corp.	1,530	62,424
Cardinal Health, Inc.	1,958	86,681
CIGNA Corp.	1,535	68,062
Coventry Health Care, Inc.*	844	26,848
DaVita, Inc.*	531	37,170
Express Scripts, Inc.*	2,774	126,855
Humana, Inc.	948	80,476
Laboratory Corp. of America Holdings*	575	48,214
McKesson Corp.	1,399	114,088
Medco Health Solutions, Inc.*	2,190	120,143
Patterson Cos., Inc.	532	16,742
Quest Diagnostics, Inc.	899	50,164
Tenet Healthcare Corp.*	2,690	12,724
UnitedHealth Group, Inc.	6,114	293,411
WellPoint, Inc.	2,049	141,176

Total Health Care Providers & Services		1,369,429

Health Care Technology 0.1%
Cerner Corp.*	826	52,393

Total Health Care Technology		52,393

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	2,627	92,497
Chipotle Mexican Grill, Inc.*	178	59,829
Darden Restaurants, Inc.	765	36,628
International Game Technology	1,696	29,833
Marriott International, Inc. — Class A	1,604	50,526
McDonald’s Corp.	5,862	544,287
Starbucks Corp.	4,239	179,479
Starwood Hotels & Resorts Worldwide, Inc.	1,092	54,720
Wyndham Worldwide Corp.	932	31,381
Wynn Resorts Ltd.	454	60,291
Yum! Brands, Inc.	2,639	141,371

Total Hotels, Restaurants & Leisure		1,280,842

Household Durables 0.2%
DR Horton, Inc.	1,580	17,585
Harman International Industries, Inc.	397	17,134
Leggett & Platt, Inc.	804	17,608
Lennar Corp. — Class A	914	15,118
Newell Rubbermaid, Inc.	1,656	24,509
Pulte Homes, Inc.*	1,914	9,914
Whirlpool Corp.	434	22,052

Total Household Durables		123,920

Household Products 1.8%
Clorox Co.(The)	747	50,004
Colgate-Palmolive Co.	2,764	249,783
Kimberly-Clark Corp.	2,226	155,174
Procter & Gamble Co.(The)	15,611	998,948

Total Household Products		1,453,909

Independent Power Producers & Energy Traders 0.2%
AES Corp.(The)*	3,734	41,895
Constellation Energy Group, Inc.	1,144	45,417
NRG Energy, Inc.*	1,371	29,367

Total Independent Power Producers & Energy Traders		116,679

Industrial Conglomerates 2.0%
3M Co.	4,031	318,530
Danaher Corp.	3,233	156,315
General Electric Co.	60,225	1,006,360
Tyco International Ltd.	2,638	120,161

Total Industrial Conglomerates		1,601,366

Insurance 3.0%
ACE Ltd.	1,920	138,528
AFLAC, Inc.	2,654	119,669
Allstate Corp.(The)	2,935	77,308
American International Group, Inc.*	2,482	61,281
Aon Corp.	1,856	86,527
Assurant, Inc.	537	20,696
Berkshire Hathaway, Inc. — Class B*	9,991	777,899
Chubb Corp.(The)	1,624	108,889
Cincinnati Financial Corp.	927	26,827
Genworth Financial, Inc. — Class A*	2,788	17,787
Hartford Financial Services Group, Inc.	2,531	48,722
Lincoln National Corp.	1,752	33,376
Loews Corp.	1,768	70,190
Marsh & McLennan Cos., Inc.	3,077	94,218
MetLife, Inc.	6,008	211,241
Principal Financial Group, Inc.	1,781	45,914

See Notes to Financial Statements.

14

RYDEX 2x S&P 500 ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Progressive Corp.(The)	3,629	$68,987
Prudential Financial, Inc.	2,761	149,646
Torchmark Corp.	597	24,435
Travelers Cos., Inc.(The)	2,379	138,815
Unum Group	1,724	41,100
XL Group PLC	1,865	40,545

Total Insurance		2,402,600

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	2,063	440,471
Expedia, Inc.	1,106	29,043
Netflix, Inc.*	298	24,460
priceline.com, Inc.*	283	143,685

Total Internet & Catalog Retail		637,659

Internet Software & Services 1.6%
Akamai Technologies, Inc.*	1,048	28,233
eBay, Inc.*	6,517	207,436
Google, Inc. — Class A*	1,431	848,068
Monster Worldwide, Inc.*	734	6,775
VeriSign, Inc.	945	30,325
Yahoo!, Inc.*	7,173	112,186

Total Internet Software & Services		1,233,023

IT Services 3.2%
Accenture PLC — Class A	3,661	220,612
Automatic Data Processing, Inc.	2,782	145,582
Cognizant Technology Solutions Corp. — Class A*	1,725	125,494
Computer Sciences Corp.	881	27,716
Fidelity National Information Services, Inc.	1,408	36,861
Fiserv, Inc.*	804	47,331
International Business Machines Corp.	6,785	1,252,715
Mastercard, Inc. — Class A	606	210,427
Paychex, Inc.	1,831	53,355
SAIC, Inc.*	1,569	19,503
Teradata Corp.*	956	57,035
Total System Services, Inc.	930	18,498
Visa, Inc. — Class A	2,906	271,014
Western Union Co.(The)	3,566	62,298

Total IT Services		2,548,441

Leisure Equipment & Products 0.1%
Hasbro, Inc.	687	26,147
Mattel, Inc.	1,948	55,012

Total Leisure Equipment & Products		81,159

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	1,973	73,139
Life Technologies Corp.*	1,025	41,687
PerkinElmer, Inc.	642	13,270
Thermo Fisher Scientific, Inc.*	2,170	109,086
Waters Corp.*	519	41,582

Total Life Sciences Tools & Services		278,764

Machinery 1.7%
Caterpillar, Inc.	3,671	346,763
Cummins, Inc.	1,106	109,970
Deere & Co.	2,352	178,517
Dover Corp.	1,057	58,695
Eaton Corp.	1,938	86,861
Flowserve Corp.	317	29,383
Illinois Tool Works, Inc.	2,792	135,775
Ingersoll-Rand PLC	1,880	58,524
Joy Global, Inc.	597	52,058
PACCAR, Inc.	2,077	89,810
Pall Corp.	661	33,823
Parker Hannifin Corp.	881	71,846
Snap-on, Inc.	331	17,765
Stanley Black & Decker, Inc.	957	61,104
Xylem, Inc.*	1,053	28,157

Total Machinery		1,359,051

Media 2.6%
Cablevision Systems Corp. — Class A	1,278	18,493
CBS Corp. — Class B	3,806	98,233
Comcast Corp. — Class A	15,619	366,265
DIRECTV — Class A*	4,195	190,705
Discovery Communications, Inc. — Class A*	1,555	67,580
Gannett Co., Inc.	1,368	15,992
Interpublic Group of Cos., Inc.(The)	2,719	25,776
McGraw-Hill Cos., Inc.(The)	1,712	72,760
News Corp. — Class A	12,984	227,480
Omnicom Group, Inc.	1,588	70,634
Scripps Networks Interactive, Inc. — Class A	561	23,831
Time Warner Cable, Inc.	1,848	117,699
Time Warner, Inc.	5,936	207,701
Viacom, Inc. — Class B	3,265	143,170
Walt Disney Co.(The)	10,545	367,810
Washington Post Co.(The) — Class B	28	9,524

Total Media		2,023,653

Metals & Mining 0.8%
AK Steel Holding Corp.	626	5,215
Alcoa, Inc.	6,046	65,055
Allegheny Technologies, Inc.	604	28,026
Cliffs Natural Resources, Inc.	830	56,623
Freeport-McMoRan Copper & Gold, Inc.	5,385	216,800
Newmont Mining Corp.	2,808	187,659
Nucor Corp.	1,798	67,928
Titanium Metals Corp.	475	7,956
United States Steel Corp.	818	20,744

Total Metals & Mining		656,006

Multi-Utilities 1.2%
Ameren Corp.	1,373	43,771
CenterPoint Energy, Inc.	2,419	50,412
CMS Energy Corp.	1,431	29,793
Consolidated Edison, Inc.	1,664	96,296
Dominion Resources, Inc.	3,234	166,842
DTE Energy Co.	962	50,130
Integrys Energy Group, Inc.	443	23,439
NiSource, Inc.	1,594	35,211
PG&E Corp.	2,285	98,026
Public Service Enterprise Group, Inc.	2,874	96,854
SCANA Corp.	652	27,567
Sempra Energy	1,361	73,127
TECO Energy, Inc.	1,226	22,767
Wisconsin Energy Corp.	1,328	43,067
Xcel Energy, Inc.	2,753	71,165

Total Multi-Utilities		928,467

Multiline Retail 0.6%
Big Lots, Inc.*	372	14,021
Family Dollar Stores, Inc.	683	40,044
J.C. Penney Co., Inc.	812	26,049

See Notes to Financial Statements.

ANNUAL REPORT      15

RYDEX 2x S&P 500 ETF

SCHEDULE OF INVESTMENTS (continued)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (continued)

Kohl’s Corp.	1,597	$84,657
Macy’s, Inc.	2,427	74,096
Nordstrom, Inc.	930	47,142
Sears Holdings Corp.*	219	17,121
Target Corp.	3,836	210,021

Total Multiline Retail		513,151

Office Electronics 0.1%
Xerox Corp.	7,974	65,227

Total Office Electronics		65,227

Oil, Gas & Consumable Fuels 8.3%
Alpha Natural Resources, Inc.*	1,286	30,915
Anadarko Petroleum Corp.	2,828	221,998
Apache Corp.	2,181	217,293
Cabot Oil & Gas Corp.	594	46,166
Chesapeake Energy Corp.	3,755	105,590
Chevron Corp.	11,380	1,195,469
ConocoPhillips	7,801	543,340
Consol Energy, Inc.	1,288	55,075
Denbury Resources, Inc.*	2,286	35,890
Devon Energy Corp.	2,366	153,672
El Paso Corp.	4,376	109,444
EOG Resources, Inc.	1,526	136,470
EQT Corp.	849	53,911
Exxon Mobil Corp.	27,624	2,157,158
Hess Corp.	1,719	107,541
Marathon Oil Corp.	4,057	105,604
Marathon Petroleum Corp.	2,025	72,697
Murphy Oil Corp.	1,099	60,852
Newfield Exploration Co.*	752	30,275
Noble Energy, Inc.	1,003	89,608
Occidental Petroleum Corp.	4,618	429,197
Peabody Energy Corp.	1,539	66,746
Pioneer Natural Resources Co.	663	55,626
QEP Resources, Inc.	1,005	35,728
Range Resources Corp.	915	62,989
Southwestern Energy Co.*	1,977	83,113
Spectra Energy Corp.	3,695	105,788
Sunoco, Inc.	614	22,859
Tesoro Corp.*	817	21,193
Valero Energy Corp.	3,251	79,975
Williams Cos., Inc.(The)	3,346	100,748

Total Oil, Gas & Consumable Fuels		6,592,930

Paper & Forest Products 0.1%
International Paper Co.	2,483	68,779
MeadWestvaco Corp.	970	27,073

Total Paper & Forest Products		95,852

Personal Products 0.1%
Avon Products, Inc.	2,447	44,731
Estee Lauder Cos., Inc.(The) — Class A	642	63,205

Total Personal Products		107,936

Pharmaceuticals 4.8%
Abbott Laboratories	8,844	476,426
Allergan, Inc.	1,747	146,958
Bristol-Myers Squibb Co.	9,691	306,139
Eli Lilly & Co.	5,788	215,082
Forest Laboratories, Inc.*	1,560	48,828
Hospira, Inc.*	937	29,469
Johnson & Johnson, Inc.	15,569	1,002,488
Merck & Co., Inc.	17,503	603,853
Mylan, Inc.*	2,422	47,399
Pfizer, Inc.	44,327	853,738
Watson Pharmaceuticals, Inc.*	715	48,019

Total Pharmaceuticals		3,778,399

Professional Services 0.1%
Dun & Bradstreet Corp.(The)	279	18,654
Equifax, Inc.	695	24,429
Robert Half International, Inc.	823	21,752

Total Professional Services		64,835

Real Estate Investment Trusts (REITs) 1.5%
Apartment Investment & Management Co. — Class A	686	16,924
AvalonBay Communities, Inc.	534	71,390
Boston Properties, Inc.	835	82,657
Equity Residential	1,684	98,817
HCP, Inc.	2,313	92,173
Health Care REIT, Inc.	1,008	53,111
Host Hotels & Resorts, Inc.	4,012	57,251
Kimco Realty Corp.	2,312	40,391
Plum Creek Timber Co., Inc.	920	34,647
ProLogis, Inc.	2,608	77,614
Public Storage	805	103,885
Simon Property Group, Inc.	1,668	214,238
Ventas, Inc.	1,636	90,978
Vornado Realty Trust	1,048	86,785
Weyerhaeuser Co.	3,060	55,019

Total Real Estate Investment Trusts (REITs)		1,175,880

Real Estate Management & Development 0.0%(a)
CBRE Group, Inc.*	1,847	32,840

Total Real Estate Management & Development		32,840

Road & Rail 0.7%
CSX Corp.	6,223	138,213
Norfolk Southern Corp.	1,976	146,204
Ryder System, Inc.	291	14,823
Union Pacific Corp.	2,773	276,108

Total Road & Rail		575,348

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*	3,299	19,233
Altera Corp.	1,841	69,811
Analog Devices, Inc.	1,701	62,206
Applied Materials, Inc.	7,485	92,215
Broadcom Corp. — Class A*	2,736	98,742
First Solar, Inc.*	333	16,573
Intel Corp.	29,833	732,102
KLA-Tencor Corp.	949	44,688
Linear Technology Corp.	1,295	41,841
LSI Corp.*	3,255	20,344
MEMC Electronic Materials, Inc.*	1,309	7,841
Microchip Technology, Inc.	1,083	39,161
Micron Technology, Inc.*	5,704	31,885
Novellus Systems, Inc.*	396	13,682
NVIDIA Corp.*	3,430	50,764
Teradyne, Inc.*	1,058	15,151
Texas Instruments, Inc.	6,564	201,712
Xilinx, Inc.	1,506	50,391

Total Semiconductors & Semiconductor Equipment		1,608,342

See Notes to Financial Statements.

16

RYDEX 2x S&P 500 ETF

SCHEDULE OF INVESTMENTS (concluded)	October 31, 2011

		Market
	Shares	Value

COMMON STOCKS (concluded)

Software 3.2%
Adobe Systems, Inc.*	2,806	$82,524
Autodesk, Inc.*	1,300	44,980
BMC Software, Inc.*	997	34,656
CA, Inc.	2,151	46,591
Citrix Systems, Inc.*	1,070	77,928
Compuware Corp.*	1,242	10,495
Electronic Arts, Inc.*	1,899	44,342
Intuit, Inc.	1,727	92,688
Microsoft Corp.	42,365	1,128,180
Oracle Corp.	22,448	735,621
Red Hat, Inc.*	1,097	54,466
Salesforce.com, Inc.*	770	102,541
Symantec Corp.*	4,260	72,462

Total Software		2,527,474

Specialty Retail 1.6%
Abercrombie & Fitch Co. — Class A	494	36,754
AutoNation, Inc.*	282	10,981
AutoZone, Inc.*	165	53,392
Bed Bath & Beyond, Inc.*	1,390	85,958
Best Buy Co., Inc.	1,721	45,142
CarMax, Inc.*	1,286	38,657
GameStop Corp. — Class A*	790	20,200
Gap, Inc.(The)	1,971	37,252
Home Depot, Inc.	8,887	318,154
Limited Brands, Inc.	1,407	60,093
Lowe’s Cos., Inc.	7,162	150,545
O’Reilly Automotive, Inc.*	772	58,711
Ross Stores, Inc.	657	57,639
Staples, Inc.	4,029	60,274
Tiffany & Co.	723	57,645
TJX Cos., Inc.	2,165	127,583
Urban Outfitters, Inc.*	673	18,339

Total Specialty Retail		1,237,319

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	1,642	106,845
NIKE, Inc. — Class B	2,158	207,923
Ralph Lauren Corp.	368	58,435
V.F. Corp.	492	68,004

Total Textiles, Apparel & Luxury Goods		441,207

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	2,997	18,731
People’s United Financial, Inc.	2,139	27,273

Total Thrifts & Mortgage Finance		46,004

Tobacco 1.5%
Altria Group, Inc.	11,768	324,208
Lorillard, Inc.	787	87,090
Philip Morris International, Inc.	9,979	697,233
Reynolds American, Inc.	1,921	74,304

Total Tobacco		1,182,835

Trading Companies & Distributors 0.2%
Fastenal Co.	1,677	63,877
W.W. Grainger, Inc.	345	59,102

Total Trading Companies & Distributors		122,979

Wireless Telecommunication Services 0.2%
American Tower Corp. — Class A*	2,248	123,865
Metro PCS Communications, Inc.*	1,666	14,161
Sprint Nextel Corp.*	17,013	43,723

Total Wireless Telecommunication Services		181,749

Total Common Stocks (Cost $50,838,456)		64,859,166

	Face
	Amount

REPURCHASE AGREEMENTS 7.0%
State Street Bank & Trust Co., 0.010%, dated 10/31/11, to be repurchased at $5,541,002 on 11/01/11 collateralized by $5,645,000 FHLMC at 0.050% due 08/23/13 with a value of $5,652,056(b)	$5,541,000	5,541,000

Total Repurchase Agreements (Cost $5,541,000)		5,541,000

Total Investments 88.7%(c) (Cost $56,379,456)		70,400,166

Other Assets in Excess of Liabilities—11.3%		8,987,213

Net Assets—100.0%		$79,387,379

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED
December 2011 S&P 500 Index Futures Contracts (Aggregate Market Value of Contracts $32,523,425)(c)	521	$1,455,953

	Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED
Credit Suisse First Boston November 2011 S&P 500 Index Swap, Terminating 11/30/11 (Notional Market Value $28,419,931)**(b)	22,676	$(827,407)
Goldman Sachs International November 2011 S&P 500 Index Swap, Terminating 11/29/11 (Notional Market Value $32,872,981)**(b)	26,229	296,392

(Total Notional Market Value $61,292,912)		$(531,015)

*	Non-Income Producing Security.

**	Price return based on S&P 500 Index +/− financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

(b)	Values determined based on Level 2 inputs.

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

FHLMC—Federal Home Loan Mortgage Corporation

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

ANNUAL REPORT      17

RYDEX INVERSE 2x S&P 500 ETF

SCHEDULE OF INVESTMENTS	October 31, 2011

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 58.2%
State Street Bank & Trust Co., 0.010%, dated 10/31/11, to be repurchased at $32,499,009 on 11/01/11 collateralized by $33,110,000 FHLMC at 0.500% due 08/23/13 with a value of $33,151,388(a)	$32,499,000	$32,499,000

Total Repurchase Agreements (Cost $32,499,000)		32,499,000

Total Investments 58.2%(b) (Cost $32,499,000)		32,499,000

Other Assets in Excess of Liabilities—41.8%		23,302,510

Net Assets—100.0%		$55,801,510

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT
December 2011 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $19,788,725)(b)	317	$(1,293,067)

		Unrealized
	Units	Gain (Loss)

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
Credit Suisse First Boston November 2011 S&P 500 Index Swap, Terminating 11/30/11 (Notional Market Value $66,803,021)*(a)	53,302	$1,494,075
Goldman Sachs International November 2011 S&P 500 Index Swap, Terminating 11/29/11 (Notional Market Value $24,897,744)*(a)	19,866	(224,485)

(Total Notional Market Value $91,700,765)		$1,269,590

*	Price return based on S&P 500 Index +/− financing at a variable rate

(a)	Values determined based on Level 2 inputs.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs

FHLMC—Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

18

STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2011

	Rydex 2x	Rydex Inverse 2x
	S&P 500 ETF	S&P 500 ETF
Assets
Investments at Market Value	$64,859,166	$—
Repurchase Agreements	5,541,000	32,499,000

Total Investments*	70,400,166	32,499,000

Cash	207	992
Segregated Cash for Swaps	8,230,972	20,289,862
Margin Deposit for Future Contracts	2,084,000	1,268,000
Unrealized Appreciation on Swap Agreements	296,392	1,494,075
Receivables:
Investments Sold	48,021	—
Dividends and Interest	68,886	9
Variation Margin on Futures Contracts	—	513,540
Equity Index Swap Settlement	1,874	—

Total Assets	81,130,518	56,065,478

Liabilities
Unrealized Depreciation on Swap Agreements	827,407	224,485
Payables:
Investments Purchased	28,152	—
Equity Index Swap Settlement	—	2,194
Variation Margin on Futures Contracts	844,020	—
Accrued Management Fees	43,560	37,289

Total Liabilities	1,743,139	263,968

Net Assets	$79,387,379	$55,801,510

Net Assets Consist of:
Paid-in Capital	$74,159,089	$172,936,865
Undistributed Net Investment Income	2,326	—
Accumulated Net Realized Gain (Loss) on Investment Securities, Futures and Swaps	(9,719,684)	(117,111,878)
Net Unrealized Appreciation (Depreciation) on Investment Securities, Futures and Swaps	14,945,648	(23,477)

Net Assets	$79,387,379	$55,801,510

Shares Outstanding (Unlimited Shares Authorized), No Par Value	2,000,002	1,700,000

Net Asset Value, Offering Price and Repurchase Price Per Share	$39.69	$32.82

*Total Cost of Investments	$56,379,456	$32,499,000

See Notes to Financial Statements.

ANNUAL REPORT      19

STATEMENTS OF OPERATIONS	For the Year Ended October 31, 2011

	Rydex 2x	Rydex Inverse 2x
	S&P 500 ETF	S&P 500 ETF
Investment Income
Dividends, Net of Foreign Taxes Withheld	$1,431,529	$—
Interest	1,066	17,474

Total Income	1,432,595	17,474

Expenses
Management Fee	593,838	426,877
Trustee Fees	6,707	5,221

Total Expenses	600,545	432,098

Net Investment Income (Loss)	832,050	(414,624)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) From:
Investments	(2,447,944)	—
In-kind Redemptions	3,032,381	—
Futures Contracts	1,928,692	(3,276,590)
Swap Contracts	4,758,030	(18,555,121)

Net Realized Gain (Loss)	7,271,159	(21,831,711)
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	1,996,542	—
Futures Contracts	(38,274)	533,372
Swap Contracts	(441,039)	1,146,248

Net Change in Unrealized Appreciation (Depreciation)	1,517,229	1,679,620

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swap Contracts	8,788,388	(20,152,091)

Net Increase (Decrease) in Net Assets Resulting From Operations	$9,620,438	$(20,566,715)

Foreign Taxes Withheld	$4	$—

See Notes to Financial Statements.

20

STATEMENTS OF CHANGES IN NET ASSETS

	Rydex 2x S&P 500 ETF		Rydex Inverse 2x S&P 500 ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010
Operations
Net Investment Income (Loss)	$832,050	$960,963	$(414,624)	$(627,590)
Net Realized Gain (Loss) on Investments	7,271,159	24,687,608	(21,831,711)	(37,604,265)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,517,229	3,068,601	1,679,620	(1,760,618)

Net Increase (Decrease) in Net Assets Resulting From Operations	9,620,438	28,717,172	(20,566,715)	(39,992,473)

Distributions To Shareholders From:
Net Investment Income	(849,031)	(964,096)	—	—

Shareholder Transactions
Proceeds From Shares Purchased	2,087,505	16,758,573	22,017,345	83,801,968
Value of Shares Purchased through Dividend Reinvestments	—	72	—	—
Value of Shares Redeemed	(11,417,222)	(81,692,319)	(29,862,599)	(63,069,991)

Net Increase (Decrease) in Net Assets Resulting From Share Transactions	(9,329,717)	(64,933,674)	(7,845,254)	20,731,977

Decrease in Net Assets	(558,310)	(37,180,598)	(28,411,969)	(19,260,496)
NET ASSETS—Beginning of Period	79,945,689	117,126,287	84,213,479	103,473,975

NET ASSETS—End of Period(1)	$79,387,379	$79,945,689	$55,801,510	$84,213,479

(1) Including Undistributed Net Investment Income	$2,326	$42,287	$—	$—

Changes in Shares Outstanding:
Shares Purchased	50,000	550,000	600,000	1,500,000
Shares Purchased through Dividend Reinvestments	—	2	—	—
Shares Redeemed	(250,000)	(2,500,000)	(800,000)	(1,150,000)
Shares Outstanding, Beginning of Period	2,200,002	4,150,000	1,900,000	1,550,000

Shares Outstanding, End of Period	2,000,002	2,200,002	1,700,000	1,900,000

See Notes to Financial Statements.

ANNUAL REPORT      21

FINANCIAL HIGHLIGHTS

	Rydex 2x S&P 500 ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$36.34	$28.22	$27.65	$75.00

Net Investment Income**	0.41	0.33	0.31	0.61
Net Realized and Unrealized Gain (Loss) on Investments	3.36	8.13	0.57	(47.27)

Total From Investment Operations	3.77	8.46	0.88	(46.66)

Distributions To Shareholders From:
Net Investment Income	(0.42)	(0.34)	(0.31)	(0.69)

Net Asset Value at End of Period	$39.69	$36.34	$28.22	$27.65

Total Return***	10.36%	30.12%	3.51%	(62.68)%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$79,387	$79,946	$117,126	$113,364
Ratio To Average Net Assets Of:
Expenses	0.71%	0.71%	0.70%	0.70	%****
Net Investment Income	0.98%	1.01%	1.43%	1.35	%****
Portfolio Turnover Rate†	41%	23%	69%	44%

*	The Fund commenced operations on November 5, 2007.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See Notes to Financial Statements.

22

FINANCIAL HIGHLIGHTS (concluded)

	Rydex Inverse 2x S&P 500 ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008*
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$44.32	$66.76	$132.21	$75.00

Net Investment Income (Loss)**	(0.25)	(0.35)	(0.61)	1.04
Net Realized and Unrealized Gain (Loss) on Investments	(11.25)	(22.09)	(46.79)	57.20

Total From Investment Operations	(11.50)	(22.44)	(47.40)	58.24

Distributions To Shareholders From:
Net Investment Income	—	—	—	(1.03)
Net Realized Gains	—	—	(18.05)	—

Total Distributions	—	—	(18.05)	(1.03)

Net Asset Value at End of Period	$32.82	$44.32	$66.76	$132.21

Total Return***	(25.94)%	(33.61)%	(41.45)%	78.27%
Ratios/Supplemental Data:
Net Assets at End of Period (000’s Omitted)	$55,802	$84,213	$103,474	$66,106
Ratio To Average Net Assets Of:
Expenses	0.71%	0.71%	0.71%	0.71	%****
Net Investment Income (Loss)	(0.68)%	(0.65)%	(0.64)%	1.09	%****
Portfolio Turnover Rate†	—	—	—	—

*	The Fund commenced operations on November 5, 2007.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See Notes to Financial Statements.

ANNUAL REPORT      23

NOTES TO FINANCIAL STATEMENTS	October 31, 2011

1.	ORGANIZATION

Rydex ETF Trust (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2011, the Trust offers twenty-seven portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following Funds: Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF. Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF commenced operations on November 5, 2007.

The Funds’ investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”). The Funds’ investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For Rydex 2x S&P 500 ETF (a “Leveraged Fund”), the Fund’s benchmark is 200% of the daily performance of an index representing publicly traded securities (the “Underlying Index”). For Rydex Inverse 2x S&P 500 ETF (a “Leveraged Inverse Fund”), the Fund’s benchmark is 200% of the daily inverse (opposite) performance of its Underlying Index. The Underlying Index for Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF is the S&P 500 Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds’ financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A.	Security Valuation

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Security Investors, LLC, an affiliated entity, which acts as the Funds’ investment advisor (the “Advisor”), under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market, and (iii) gathering other information and considerations, including current values in related markets.

The value of futures contracts purchased and sold by the Funds are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the Exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

24

NOTES TO FINANCIAL STATEMENTS (continued)

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price at the close of business. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost which approximates market value.

B.	Security Transactions and Income Recognition

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.	Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Security Global Investors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Security Global Investors, liquidity or other considerations so warrant.

D.	Futures Contracts

The Funds utilized stock index futures contracts to gain exposure to the Underlying Index. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, there is minimal counterparty credit risk to the Funds.

E.	Swap Agreements

The Funds utilized domestic equity index swap agreements to gain exposure to the Underlying Index, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Since swaps are not exchange-traded, there is an element of counterparty credit risk to the Funds. The risk is managed through the terms of the swap contracts which include trigger points to terminate the current contract based on

ANNUAL REPORT      25

NOTES TO FINANCIAL STATEMENTS (continued)

predetermined thresholds and limit the amount of potential loss. Although the Funds will not enter into any swap agreement unless Security Global Investors believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

F.	Collateral

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or repurchase agreements allocated to each Fund.

G.	Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2008 — 2011), and has concluded that no provision for income tax was required in the Funds’ financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for in-kind redemptions, mark-to-market on futures contracts, income reclassifications from REITs and losses deferred due to wash sales.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund will be seen on the treatment of capital loss carryforwards.

Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or NAV. The most significant of these adjustments are for net capital gains resulting from in-kind redemptions, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, or net operating losses which are reclassified to paid-in-capital. For the year ended October 31, 2011, the adjustments for the Funds were as follows:

		Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)

Rydex 2x S&P 500 ETF	$1,792,826	$(22,980)	$(1,769,846)
Rydex Inverse 2x S&P 500 ETF	(414,624)	414,624	—

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended October 31, 2011, the following capital loss carryforward amounts expired or were used to offset current year net realized capital gains:

Rydex 2x S&P 500 ETF	$6,010,242
Rydex Inverse 2x S&P 500 ETF	—

26

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the expiration of the capital loss carryforward is as follows:

	2016	2017	2018	2019

Rydex 2x S&P 500 ETF	$254,366	$—	$—	$—
Rydex Inverse 2x S&P 500 ETF	—	57,618,386	39,488,221	21,311,018

The tax character of distributable earnings (accumulated losses) at October 31, 2011 was as follows:

	Undistributed	Undistributed		Unrealized
	Ordinary	Long Term	Capital Loss	Appreciation
	Income	Capital Gain	Carryfoward	(Depreciation)

Rydex 2x S&P 500 ETF	$2,326	$—	$(254,366)	$5,480,330
Rydex Inverse 2x S&P 500 ETF	—	—	(118,417,625)	1,269,590

Differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments relate to tax deferral of losses on wash sales and estimated return of capital payments on REITs. Any undistributed ordinary income or long-term capital gain remaining at fiscal year-end is distributed in the following year.

The tax character of distributions paid during 2011 was as follows:

Ordinary
Income

Rydex 2x S&P 500 ETF	$849,031
Rydex Inverse 2x S&P 500 ETF	—

The tax character of distributions paid during 2010 was as follows:

Ordinary
Income

Rydex 2x S&P 500 ETF	$964,096
Rydex Inverse 2x S&P 500 ETF	—

H.	Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short-term securities with maturities of 60 days or less, including repurchase agreements.

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended October 31, 2011, there were no securities transferred between any Levels.

ANNUAL REPORT      27

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the inputs used to value the Funds’ net assets as of October 31, 2011:

		Level 1		Level 2
	Level 1	Other	Level 2	Other	Level 3
	Investments	Financial	Investments	Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
Rydex 2x S&P 500 ETF	$64,859,166	$1,455,953	$5,541,000	$296,392	$—	$72,152,511
Rydex Inverse 2x S&P 500 ETF	—	—	32,499,000	1,494,075	—	33,993,075
Liabilities
Rydex 2x S&P 500 ETF	—	—	—	827,407	—	827,407
Rydex Inverse 2x S&P 500 ETF	—	1,293,067	—	224,485	—	1,517,552

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the year ended October 31, 2011, there were no Level 3 Investments.

I.	Disclosures About Derivative Instruments and Hedging Activities

U.S. GAAP require disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

During the year ended October 31, 2011, the Funds sought to gain part, if not all, exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Approximately Percentage of Funds’
Fund	Net Assets on a Daily Basis

Rydex 2x S&P 500 ETF	120%
Rydex Inverse 2x S&P 500 ETF	200%

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of October 31, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset	Liability

Equity Index Swap Contracts	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
Equity Index Futures Contracts	Receivables: Variation Margin on Futures Contracts	Payables: Variation Margin on Futures Contracts

Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. The following table sets forth the fair value, on a gross basis of the asset and liability components of the Funds’ derivative contracts by primary risk exposure as of October 31, 2011:

	Asset Derivative Investments Value
	Total Value at	Equity Index	Equity Index
Portfolio	October 31, 2011	Swap Contracts	Futures Contracts*

Rydex 2x S&P 500 ETF	$1,752,345	$296,392	$1,455,953
Rydex Inverse 2x S&P 500 ETF	1,494,075	1,494,075	—

	Liability Derivative Investments Value
	Total Value at	Equity Index	Equity Index
Portfolio	October 31, 2011	Swap Contracts	Futures Contracts*

Rydex 2x S&P 500 ETF	$827,407	$827,407	$—
Rydex Inverse 2x S&P 500 ETF	1,517,552	224,485	1,293,067

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

28

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended October 31, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity Index Swap Contracts	Net Realized Gain (Loss) from: Swap Contracts
Net Change in Unrealized Appreciation (Depreciation) on: Swap Contracts
Futures Contracts	Net Realized Gain (Loss) from: Futures Contracts
Net Change in Unrealized Appreciation (Depreciation) on: Futures Contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2011:

	Realized Gain (Loss) on Derivative Investments
	Recognized in the Statement of Operations
		Equity Index	Equity Index
Portfolio	Total	Swap Contracts	Futures Contracts

Rydex 2x S&P 500 ETF	$6,686,722	$4,758,030	$1,928,692
Rydex Inverse 2x S&P 500 ETF	(21,831,711)	(18,555,121)	(3,276,590)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the
	Statement of Operations
		Equity Index	Equity Index
Portfolio	Total	Swap Contracts	Futures Contracts

Rydex 2x S&P 500 ETF	$(479,313)	$(441,039)	$(38,274)
Rydex Inverse 2x S&P 500 ETF	1,679,620	1,146,248	533,372

J.	Dividends and Distributions

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

K.	Risks and Uncertainties

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The risk inherent in the use of futures and options contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

L.	Risk Disclosure

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.	ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee

Rydex 2x S&P 500 ETF	0.70%
Rydex Inverse 2x S&P 500 ETF	0.70%

ANNUAL REPORT      29

NOTES TO FINANCIAL STATEMENTS (continued)

The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to Rydex Distributors, LLC, an affiliated entity, (the “Distributor”) and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.	CAPITAL

At October 31, 2011, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. The minimum transaction fees are:

Minimum
Transaction Fee

Rydex 2x S&P 500 ETF	$2,000
Rydex Inverse 2x S&P 500 ETF	50

5.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2011, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions

Rydex 2x S&P 500 ETF	$1,700,141	$9,150,749
Rydex Inverse 2x S&P 500 ETF	—	—

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales

Rydex 2x S&P 500 ETF	$34,393,173	$29,040,719
Rydex Inverse 2x S&P 500 ETF	—	—

At October 31, 2011, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Rydex 2x S&P 500 ETF	$64,367,981	$7,377,235	$(1,345,050)	$6,032,185
Rydex Inverse 2x S&P 500 ETF	32,499,000	—	—	—

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF (two of the series constituting the Rydex ETF Trust) (the “Funds”) as of October 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period November 5, 2007 (commencement of operations) through October 31, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended and the period November 5, 2007 (commencement of operations) through October 31, 2008, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
December 23, 2011

ANNUAL REPORT      31

SUPPLEMENTAL INFORMATION (Unaudited)

Federal Income Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Funds during the year ended October 31, 2011:

	Dividend	Long Term	Qualified
	Received	Capital Gains	Income
	Deduction	Distribution	Distribution

Rydex 2x S&P 500 ETF	100.00%	$—	$1,373,539
Rydex Inverse 2x S&P 500 ETF	0.00%	—	—

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2011 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust’s Form N-PX on the SEC’s website at, http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room inWashington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

Office Locations

The offices of Security Global Investors, LLC can be found in the following locations:

40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Funds’ investment adviser (the “Investment Adviser”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals.

The Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The parties expect the Transaction to be completed in late 2011 or early 2012. However, it is subject to various conditions, and could be delayed or even terminated due to unforeseen circumstances.

32

SUPPLEMENTAL INFORMATION (Unaudited) (continued)

In anticipation of the Transaction, the Boards of Trustees of the Funds (the “Boards”) have called special meetings of shareholders (the “Meetings”), at which shareholders of record of each of the Funds as of October 3, 2011 (October 13, 2011 with respect to the Funds that are series of Rydex ETF Trust) will be asked to consider the approval of new investment advisory agreements between the Funds and the Investment Adviser (the “New Advisory Agreements”). This is necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Funds’ current investment advisory agreements with the Investment Adviser (the “Current Agreements”). The terms of the New Agreements are substantially identical to the corresponding Current Agreements, except with respect to the date of execution.

Board Considerations in Approving the Investment Advisory Agreement

At an in-person meeting of the Rydex ETF Trust’s Board of Trustees held August 16-17, 2011, called for the purpose of, among other things, voting on the approval of investment advisory agreement applicable to the series of the Trust (collectively, the “Funds”), the Trust’s Board of Trustees, including the independent Trustees, unanimously approved the investment advisory agreement between the Trust and Security Investors, LLC (referred to herein as the “Adviser”).

At the meeting of August 16-17, 2011, the Trust’s Board of Trustees also considered a new investment advisory agreement that was required as a result of a proposed change in the corporate ownership structure of the Adviser (the “Transaction”). The Investment Company Act of 1940 (the “1940 Act”), the law that regulates mutual funds, including the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a “change in control” of the investment adviser. The change in the corporate ownership structure of the Adviser could potentially be deemed to constitute a “change in control” (as this term is used for regulatory purposes) of the Adviser. Before an investment advisory agreement terminates, a new investment advisory agreement must be in effect in order for the investment adviser to continue to manage the fund’s investments. For that reason, the Board of Trustees was asked to approve a new investment advisory agreement for the Funds.

At the meeting of August 16-17, 2011, the Board considered the new investment advisory agreement, pursuant to which, subject to approval by each Fund’s shareholders, the Adviser would continue to serve each Fund as investment adviser after the completion of the Transaction. At a special meeting of the Board held on September 14, 2011, the Board considered further information about the Transaction and voted in favor of the new investment advisory agreement.

In reaching the conclusion to approve the investment advisory agreement, the Trustees requested and obtained from the Adviser such information as the Trustees deemed reasonably necessary to evaluate the proposed agreement. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.

Prior to the Board meetings in August and September 2011, representatives of Guggenheim Capital informed the Board of the Transaction. With respect to the Transaction, the Board reviewed materials received from Guggenheim Capital, including information relating to the terms of the Transaction. The Board also reviewed information regarding Guggenheim Capital, including, but not limited to: (a) certain representations concerning Guggenheim Capital’s financial condition, (b) information regarding the new proposed ownership structure and its possible effect on shareholders, (c) information regarding the consideration to be paid by Guggenheim Capital, and (d) potential conflicts of interest.

In considering the new investment advisory agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of their shareholders. The Board, including the independent Trustees, unanimously approved the new agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the current investment advisory agreement at the Board meeting of August 16-17, 2011. The Trustees noted that, at the meeting, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable mutual funds. They also considered the evolution of the Rydex|SGI family of funds and the Adviser since the change in control of the Investment Adviser in 2010 and Guggenheim Capital’s commitment to the success of the Adviser and the Funds.

In addition, as a part of their required consideration of the renewal of the current investment advisory agreement at the meeting of August 16-17, 2011, the Trustees, including the independent Trustees, had evaluated a number of considerations, including among others: (a) the quality of the Advisers’ investment advisory and other services; (b) the Advisers’ investment management personnel; (c) the Advisers’ operations and financial condition; (d) the Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Advisers charge compared with the fees charged to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisers’ profitability from its

ANNUAL REPORT      33

SUPPLEMENTAL INFORMATION (Unaudited) (concluded)

Fund-related operations; (h) the Advisers’ compliance systems; (i) the Advisers’ policies on and compliance procedures for personal securities transactions; (j) the Advisers’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Based on the Board’s deliberations at the meetings of August 16-17, 2011 and September 14, 2011, and its evaluation of the information regarding the Transaction and the fact that the Transaction is not expected to change the level and quality of services rendered by the Adviser to any of the Funds, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the current and new investment advisory agreement are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve the current investment advisory agreement and, subject to shareholder approval, the new investment advisory agreement, based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser. At the meeting of August 16-17, 2011, the Board reviewed the scope of services to be provided by the Adviser under the current investment advisory agreement and, at the meetings of August 16-17, 2011 and September 14, 2011, noted that there would be no significant differences between the scope of services required to be provided by the Adviser under the current investment advisory agreement and the scope of services required to be provided by the Adviser under the new investment advisory agreement. The Board noted that the key investment and management personnel of the Adviser servicing the Funds are expected to remain the same following the Transaction. The Trustees also considered Guggenheim Capital’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the meeting of August 16-17, 2011, the Board had reviewed statistical information prepared by the Adviser regarding the expense ratio components and performance of each Fund. Based on the representations made by Guggenheim Capital at the meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the meeting of August 16-17, 2011, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current investment advisory agreement. At that meeting, the Board had also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser. At the Board meeting, the Board considered the fact that the fee rates payable to the Adviser would be the same under each Fund’s new investment advisory agreement as they are under such Fund’s current agreement. With respect to anticipated profitability, the Board noted that it was too early to predict how the Transaction would affect the Adviser’s profitability with respect to the Funds, but noted that this matter would be given further consideration on an ongoing basis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the meeting of August 16-17, 2011, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change under the new investment advisory agreement, and that no additional economies of scale would be directly realized as a result of the Transaction. They also noted that they will have the opportunity to again review the appropriateness of the fees payable to the Adviser under the new agreement when the renewal of the new agreement comes before the Board.

•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the distribution services performed by the Funds’ Distributor under a separate agreement at the meeting of August 16-17, 2011. The Board reviewed information regarding potential economies of scale arising from the integration of the asset management businesses of Guggenheim Capital. The Board also considered the terms of the Transaction and the changes to the corporate ownership structure of the Adviser, noting that the Adviser would no longer be a subsidiary of Security Benefit Corporation. In this regard, the Board noted that, under the corporate structure after the Transaction, the Adviser would be more closely controlled by Guggenheim Capital, which could benefit Guggenheim Capital. The Board also noted that the costs associated with the Transaction would be borne by Guggenheim Capital (or its affiliates) and not the Funds.

On the basis of the information provided to it and its evaluation of that information, the Board, including the independent Trustees, concluded that the terms of the investment advisory and investment sub-advisory agreements for the Funds were reasonable, and that approval of the current and new investment advisory agreement was in the best interests of the Funds.

34

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other Trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee
Year of Birth	(Year Began)	Number of Funds Overseen

Corey A. Colehour Trustee (1945)	Rydex Series Funds – 1993 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; Member of the Audit and Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton Trustee (1941)	Rydex Series Funds – 1995 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret Trustee, Chairman of the Board (1940)	Rydex Series Funds – 1997 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller Trustee, Vice Chairman of the Board (1940)	Rydex Series Funds – 2005 Rydex Variable Trust – 2005 Rydex Dynamic Funds – 2005 Rydex ETF Trust – 2005	150

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

Thomas F. Lydon, Jr. Trustee (1960)	Rydex Series Funds – 2005 Rydex Variable Trust – 2005 Rydex Dynamic Funds – 2005 Rydex ETF Trust – 2005	150

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville Trustee (1942)	Rydex Series Funds – 1997 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Retired; CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present);Member of the Audit Committee (1997 to present)

Roger Somers Trustee (1944)	Rydex Series Funds – 1993 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999 Rydex ETF Trust – 2003	150

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

ANNUAL REPORT      35

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and
Year of Birth	Principal Occupations During Past Five Years

Richard M. Goldman* President (1961)	Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President and Manager Representative, Security Investors, LLC; CEO and Manager, Rydex Holdings, LLC; CEO, President and Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; President and Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Previous: Director, First Security Benefit Life Insurance Company (2007-2010); President and Director, Security Global Investors (2010-2011); CEO and Director, Rydex Advisors, LLC and Rydex Advisor II, LLC (2010); Director, Security Distributors, Inc. (2007-2009); Managing Member, R M Goldman Partners, LLC (2006-2007)

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President and Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) and Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

36

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and
Year of Birth	Principal Occupations During Past Five Years

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Current: Chief Compliance Officer and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; Senior Vice President and Chief Compliance Officer, Security Investors, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006)

Keith A. Fletcher* Vice President (1958)	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital
Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); Brecek and Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap l Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC
Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Security Global Investors.

Rydex Funds, Rydex ï SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”)

Our Commitment to You

When you become a Rydex ï SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone – whether it is your personal information or if you are a current or former Rydex ï SGI client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex ï SGI account application or when you request a transaction that involves Rydex and Rydex ï SGI funds or one of the Rydex ï SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex ï SGI. For example, if you ask to transfer assets from another financial institution to Rydex ï SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex ï SGI investment products and services, we may share your information within the Rydex ï SGI family of affiliated companies. This would include, for example, sharing your information within Rydex ï SGI so we can make you aware of new Rydex and Rydex ï SGI funds or the services offered through another Rydex ï SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex ï SGI web site offers customized features that require our use of “http cookies” – tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex ï SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

805 KING FARM BLVD.
SUITE 600
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com

ETF3-ANN-1011X1012

Item 2. Code of Ethics.
The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Werner Keller, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)-(d) The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended October 31, 2011 and October 31, 2010 were $322,000 and $266,000, respectively. The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2011 and October 31, 2010 were $74,250 and $76,250, respectively.
(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.
(g) The aggregate non-audit fees were for Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2011 and October 31, 2010, and were $74,250 and $76,250, respectively.
(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
(a) The Registrant has a separately standing Audit Committee, which includes the following independent members: John O. Demaret, Corey A. Colehour, Roger Somers, J. Kenneth Dalton, Patrick T. McCarville, Thomas F. Lydon, and Werner E. Keller.
(b) Not applicable.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By (Signature and Title)*	/s/ Richard Goldman Richard Goldman, President
Date January 6, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Goldman Richard Goldman, President
Date January 6, 2012

By (Signature and Title)*	/s/ Nick Bonos Nick Bonos, Vice President and Treasurer
Date January 6, 2012

*	Print the name and title of each signing officer under his or her signature.